UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – October 31, 2013

Item 1: Reports to Shareholders

Annual Report | October 31, 2013

Vanguard International Stock Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	10
Pacific Stock Index Fund.	34
Emerging Markets Stock Index Fund.	57
Your Fund’s After-Tax Returns.	84
About Your Fund’s Expenses.	85
Glossary.	88

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2013

Total
Returns
Vanguard European Stock Index Fund
Investor Shares	27.47%
Admiral™ Shares	27.64
Signal® Shares	27.65
Institutional Shares	27.66
Institutional Plus Shares (Inception: 5/17/2013)	10.81
FTSE Europe ETF Shares
Market Price	27.81
Net Asset Value	27.67
Spliced European Index	28.10
European Region Funds Average	28.62
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pacific Stock Index Fund
Investor Shares	25.72%
Admiral Shares	25.89
Signal Shares	25.91
Institutional Shares	25.96
FTSE Pacific ETF Shares
Market Price	25.93
Net Asset Value	25.88
Spliced Pacific Stock Index	25.96
Japan/Pacific Region Funds Average	24.46

For a benchmark description, see the Glossary.

Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2013

Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	4.78%
Admiral Shares	4.94
Signal Shares	4.96
Institutional Shares	4.95
Institutional Plus Shares	4.99
FTSE Emerging Markets ETF Shares
Market Price	4.36
Net Asset Value	4.97
Spliced Emerging Markets Index	5.29
Emerging Markets Funds Average	7.56

For a benchmark description, see the Glossary.

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

October 31, 2012, Through October 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$24.69	$30.42	$0.900	$0.000
Admiral Shares	57.54	70.85	2.219	0.000
Signal Shares	22.26	27.41	0.860	0.000
Institutional Shares	24.54	30.21	0.956	0.000
Institutional Plus Shares	116.90	126.52	2.603	0.000
(Inception: 5/17/2013)
FTSE Europe ETF Shares	46.01	56.64	1.783	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.63	$11.76	$0.303	$0.000
Admiral Shares	62.54	76.32	2.109	0.000
Signal Shares	21.72	26.51	0.731	0.000
Institutional Shares	9.57	11.68	0.327	0.000
FTSE Pacific ETF Shares	50.57	61.71	1.707	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$26.36	$26.78	$0.795	$0.000
Admiral Shares	34.65	35.17	1.129	0.000
Signal Shares	33.31	33.81	1.091	0.000
Institutional Shares	26.36	26.74	0.877	0.000
Institutional Plus Shares	87.68	88.97	2.928	0.000
FTSE Emerging Markets ETF Shares	41.65	42.28	1.359	0.000

3

Chairman’s Letter

Dear Shareholder,

For the 12 months ended October 31, 2013, international stocks posted varying results, as did the three Vanguard International Stock Index Funds. Stocks in the developed European and Pacific regions turned in strong, double-digit performances: Vanguard European Stock Index Fund returned 27.47% and Vanguard Pacific Stock Index Fund 25.72%. Emerging markets stocks rose more modestly, and Vanguard Emerging Markets Stock Index Fund returned 4.78%. (All returns are for Investor Shares.)

The Pacific Stock Index Fund’s performance was in line with that of its target index. Because of temporary price differences arising from fair-value pricing policies, the returns for the European Stock Index Fund and the Emerging Markets Stock Index Fund diverged slightly from those of their target indexes.

If you own shares of the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

The funds have completed
the transition to new indexes

As I’ve mentioned in my last couple of letters to you, the Vanguard International Stock Index Funds have been transitioning to what we believe are best-in-class benchmarks, a move that will produce significant savings for shareholders over the long term.

4

In March, the European Stock Index Fund began tracking the FTSE Developed Europe Index and the Pacific Stock Index Fund moved to the FTSE Developed Asia Pacific Index. As of June, the Emerging Markets Stock Index Fund completed its transition to the FTSE Emerging Index.

As part of the shift, the three funds’ ETF share classes have been renamed. They are now Vanguard FTSE Europe ETF Shares, Vanguard FTSE Pacific ETF Shares, and Vanguard FTSE Emerging Markets ETF Shares.

Also, in October, we announced that we would streamline our share class offerings by phasing out Signal Shares. Your fund’s Signal Shares will be converted to Admiral Shares by October 2014.

Amid uncertainties, U.S. stocks
found a path to strong returns

U.S. stocks faced several challenges en route to an impressive return of about 29% for the 12 months ended October 31, 2013. Investors’ growing appetite for risk drove the rise in stocks, as corporate profit growth, in general, wasn’t particularly tantalizing.

Although the end of the fiscal year was notable for the budget impasse that resulted in October’s 16-day partial federal government shutdown, the period as a whole was marked by uncertainties about Federal Reserve monetary policy and concern about the economy’s patchy growth. Vanguard’s chief economist, Joe Davis, recently noted that “as was

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.40%	16.83%	15.84%
Russell 2000 Index (Small-caps)	36.28	17.69	17.04
Russell 3000 Index (Broad U.S. market)	28.99	16.89	15.94
MSCI All Country World Index ex USA (International)	20.29	6.04	12.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.08%	3.02%	6.09%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.72	3.60	6.37
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.07	0.12

CPI
Consumer Price Index	0.96%	2.21%	1.52%

5

the case at the start of the year, the U.S. economy continues to expand at a modest and uneven pace.”

The disparity between the performance of the U.S. economy and U.S. stocks may seem surprising—but Vanguard research has shown that over the long term, a nation’s economic growth has a weak relationship with its stock returns. (You can read more in The Outlook for Emerging Market Stocks in a Lower-Growth World, available at vanguard.com/research.)

Outside of the United States, stocks returned about 20%. The developed markets of Europe and the Pacific region delivered robust gains; emerging-market stocks failed to keep pace.

Bond returns suffered as investors
kept an eye on the Fed

With investors fretting over the Fed’s next move in its stimulative bond-buying program, bonds recorded negative results for the 12 months. The broad U.S. taxable bond market returned –1.08%. The yield of the 10-year Treasury note closed at 2.54%, down from 2.63% at September’s close, but up from 1.69% at the end of the last fiscal year. (Bond yields and prices move in opposite directions.) Municipal bonds returned –1.72%. Outside of the United States, bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –1.95%.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal Institutional		Institutional	ETF	Group
	Shares	Shares	Shares	Shares Plus Shares		Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	0.08%	0.12%	1.35%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	0.12	1.47
Emerging Markets Stock Index
Fund	0.33	0.18	0.18	0.12	0.10	0.18	1.54

The fund expense ratios shown are from the prospectus dated August 27, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12%
for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, 0.08% for Institutional Plus Shares, and 0.12% for FTSE Europe
ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for
Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock Index Fund, 0.33% for Investor Shares,
0.15% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE
Emerging Markets ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the
Emerging Markets Stock Index Fund, Emerging Markets Funds.

6

The Fed’s target for short-term interest rates remained at 0%–0.25%, severely limiting returns of money market funds and savings accounts.

Stocks in developed markets
trumped emerging-market
counterparts

International developed markets produced strong returns for the fiscal year as Europe began to show signs of economic improvement and the Japanese government took drastic measures to kick-start the country’s economy. Collectively, stocks of emerging markets were also up, albeit much more modestly.

European stocks rose the most. The region made an impressive comeback in the 12 months, and every country represented in the index posted a positive result, contributing to the European Stock Index Fund’s return of more than 27%.

Several countries returned more than 30% each, including Spain, France, Switzerland, Germany, the Netherlands, Italy, and

Total Returns
Ten Years Ended October 31, 2013
Average
Annual Return
European Stock Index Fund Investor Shares	8.31%
Spliced European Index	8.25
European Region Funds Average	8.37
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Pacific Stock Index Fund Investor Shares	6.71%
Spliced Pacific Stock Index	6.77
Japan/Pacific Region Funds Average	4.69
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Emerging Markets Stock Index Fund Investor Shares	11.72%
Spliced Emerging Markets Index	12.15
Emerging Markets Funds Average	11.11
For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

7

Belgium. The United Kingdom, the index’s largest holding, accounting for about one-third of the fund, had a more modest (but still sizable) gain of about 21%. Finland and Ireland, which make up a very small percentage of the fund turned in impressive results—about 56% and 47%, respectively.

Markets were also strong throughout the Pacific region. The bulk of the Pacific Stock Index Fund’s almost 26% return came from Japan, which accounted for about one-half of the fund’s holdings. Japanese stocks rose almost 35% amid the prime minister’s aggressive stimulus program, which is aimed at ending deflation and breathing new life into the country’s economy.

Double-digit returns from Australia, Hong Kong, Singapore, and New Zealand also boosted the fund’s performance.

Emerging markets posted a wide variety of results, ranging from Peru’s loss of about –26% to the United Arab Emirates gain of about 65% and leading to the Emerging Markets Stock Index Fund’s return of almost 5%. Strength in Taiwan, China, and South Africa was offset somewhat by weakness in Chile, Brazil, and India.

The funds continued to track
their benchmarks successfully

Over the past decade, global stock markets have endured extreme periods of volatility, including one of the worst global recessions in recent history and fallout over Europe’s sovereign-debt crisis. For the ten years ended October 31, the Vanguard International Stock Index Funds posted average annual returns ranging from 6.71% for the Pacific Stock Index Fund to 11.72% for the Emerging Markets Stock Index Fund. The European Stock Index Fund gained an average of 8.31% per year.

Despite the tumultuous market environment, the funds managed to track their benchmark indexes closely—no easy feat during a period of such significant volatility. The funds’ advisor, Vanguard Equity Investment Group, deserves credit for their success. The advisor is helped in this task by the funds’ low expenses, which enable shareholders to keep more of the returns on their investments.

In challenging markets, index funds
can provide a solid foundation

As you know, index funds seek to capture the return of the market they track, minus only their operating expenses, which—at least at Vanguard—are typically very low. They do so by investing in an entire market or a slice of it, or by relying on a sophisticated sampling technique.

In actively managed funds, by contrast, advisors troll the markets and reel in selected stocks or bonds that their analysis suggests will allow them to outperform their benchmarks. As we show in The Case for Index-Fund Investing, a paper available at vanguard.com/research, there’s typically a big gap between hope and reality: Consistent outperformance by any one active manager has been rare.

8

I use the word “typically” because we believe that some actively managed funds, including Vanguard’s, can increase the odds of outperforming their benchmarks over the long term. As demonstrated in a companion paper, The Case for Vanguard Active Management: Solving the Low-Cost/Top-Talent Paradox? (also at vanguard.com/research), the most reliable quantitative indicator of future manager success is low expenses—a Vanguard hallmark. As the paper’s title also implies, finding talented advisors is another key aspect of active investing.

We believe we have the process in place to identify the best.

Even so, investors in actively managed funds should expect and be comfortable with the extended periods of underperfor-mance such funds can undergo. These challenges help further clarify the potential benefits of indexing. Well-run index funds can offer you virtually the market return, year in and year out. In a portfolio that is diversified within asset classes and balanced among them, low-cost index funds can be the bedrock of a sound investment plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 15, 2013

9

European Stock Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics

FTSE
	Investor	Admiral	Signal	Institutional	Institutional	Europe ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VEUPX	VGK
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.08%	0.12%

Portfolio Characteristics
			MSCI
		FTSE	AC
		Developed	World
		Europe	Index
	Fund	Index	ex USA
Number of Stocks	506	500	1,813
Median Market Cap	$53.6B	$53.6B	$34.5B
Price/Earnings Ratio	20.0x	20.7x	17.4x
Price/Book Ratio	1.8x	1.8x	1.7x
Return on Equity	15.7%	15.7%	14.7%
Earnings Growth
Rate	3.4%	3.4%	6.8%
Dividend Yield	3.2%	3.2%	2.9%
Turnover Rate	10%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			MSCI
		FTSE	AC
		Developed	World
		Europe	Index
	Fund	Index ex USA
Basic Materials	8.5%	8.6%	8.5%
Consumer Goods	17.3	17.3	14.5
Consumer Services	6.9	6.9	7.2
Financials	22.0	22.0	26.1
Health Care	11.0	11.0	7.0
Industrials	12.5	12.5	12.0
Oil & Gas	9.2	9.1	9.0
Other	0.0	0.0	1.9
Technology	3.1	3.1	4.9
Telecommunications	5.5	5.5	5.4
Utilities	4.0	4.0	3.5

Volatility Measures
	Spliced	MSCI AC
	European	World
	Stock	Index
	Index	ex USA
R-Squared	0.99	0.93
Beta	0.99	1.11

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	2.7%
Royal Dutch Shell plc	Integrated Oil & Gas	2.5
HSBC Holdings plc	Banks	2.4
Roche Holding AG	Pharmaceuticals	2.3
Novartis AG	Pharmaceuticals	2.1
Vodafone Group plc	Mobile
	Telecommunications	2.1
BP plc	Integrated Oil & Gas	1.7
GlaxoSmithKline plc	Pharmaceuticals	1.5
Total SA	Integrated Oil & Gas	1.4
Sanofi	Pharmaceuticals	1.4
Top Ten		20.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 27, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, 0.08% for Institutional Plus Shares, and 0.12% for FTSE Europe ETF Shares.

10

European Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE	MSCI AC
		Developed	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	33.2%	33.1%	15.6%
France	14.8	14.5	6.8
Switzerland	13.7	13.7	6.4
Germany	13.5	13.5	6.3
Spain	5.1	5.1	2.4
Sweden	4.7	4.8	2.3
Netherlands	4.3	4.5	2.2
Italy	3.5	3.6	1.6
Denmark	1.8	1.8	0.8
Belgium	1.7	1.8	0.8
Finland	1.3	1.3	0.7
Norway	1.2	1.2	0.6
Other	1.2	1.1	0.6
Subtotal	100.0%	100.0%	47.1%
Pacific	0.0%	0.0%	27.5%
Emerging Markets	0.0%	0.0%	17.9%
North America	0.0%	0.0%	7.1%
Middle East	0.0%	0.0%	0.4%

11

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2003, Through October 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2013

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	European Stock Index Fund*Investor
	Shares	27.47%	12.18%	8.31%	$22,211

••••••••	Spliced European Index	28.10	12.22	8.25	22,098

– – – –	European Region Funds Average	28.62	13.31	8.37	22,344
	MSCI All Country World Index ex
	USA	20.80	12.99	8.95	23,566

For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	27.64%	12.31%	8.42%	$22,454
Spliced European Index	28.10	12.22	8.25	22,098
MSCI All Country World Index ex USA	20.80	12.99	8.95	23,566

See Financial Highlights for dividend and capital gains information.

12

European Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(10/6/2006)	Investment
European Stock Index Fund Signal Shares	27.65%	12.31%	3.14%	$12,444
Spliced European Index	28.10	12.22	2.95	12,284
MSCI All Country World Index ex USA	20.80	12.99	3.93	13,128

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	27.66%	12.36%	8.47%	$11,274,442

Spliced European Index	28.10	12.22	8.25	11,049,023

MSCI All Country World Index ex USA	20.80	12.99	8.95	11,782,886

	Since	Final Value
	Inception	of a $100,000,000
	(5/17/2013)	Investment
European Stock Index Fund Institutional Plus
Shares	10.81%	$110,807,963
FTSE Developed Europe Index	11.37	111,368,866
MSCI All Country World Index ex USA	7.16	107,155,279

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
FTSE Europe ETF Shares
Net Asset Value	27.67%	12.32%	5.41%	$15,781
Spliced European Index	28.10	12.22	5.22	15,532
MSCI All Country World Index ex USA	20.80	12.99	6.28	16,942

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

13

European Stock Index Fund

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2013
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
FTSE Europe ETF SharesiMarket Price	27.81%	77.13%	57.94%
FTSE Europe ETF Sharesi Net Asset Value	27.67	78.76	57.81
Spliced European Index	28.10	77.97	55.32

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2003, Through October 31, 2013

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	24.41%	5.94%	8.57%
Admiral Shares	8/13/2001	24.55	6.08	8.69
Signal Shares	10/6/2006	24.54	6.07	2.581
Institutional Shares	5/15/2000	24.57	6.12	8.73
Institutional Plus Shares	5/17/2013	—	—	6.40[1]
FTSE Europe ETF Shares	3/4/2005
Market Price		24.83	5.88	4.97[1]
Net Asset Value		24.57	6.08	4.97[1]
1 Return since inception.

14

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		78,707	0.4%

Belgium
Anheuser-Busch InBev NV	1,636,833	169,681	0.9%
Belgium—Other †		138,724	0.8%
		308,405	1.7%
Denmark
Novo Nordisk A/S Class B	800,388	133,307	0.8%
Denmark—Other †		181,406	1.0%
		314,713	1.8%

Finland †		236,280	1.3%

France
Total SA	4,170,056	255,846	1.4%
Sanofi	2,348,305	250,385	1.4%
BNP Paribas SA	2,004,115	147,850	0.8%
LVMH Moet Hennessy Louis Vuitton SA	507,895	97,514	0.6%
France—Other †		1,859,235	10.5%
		2,610,830	14.7%
Germany
Bayer AG	1,696,935	210,510	1.2%
Siemens AG	1,626,990	207,918	1.2%
BASF SE	1,895,470	196,778	1.1%
Daimler AG	2,049,287	167,786	0.9%
Allianz SE	933,829	156,793	0.9%
SAP AG	1,830,639	143,252	0.8%
Deutsche Bank AG	2,092,258	101,117	0.6%
Deutsche Telekom AG	6,287,658	98,809	0.5%
Kabel Deutschland Holding AG	46,640	5,855	0.0%
Germany—Other †		1,090,730	6.2%
		2,379,548	13.4%

15

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Greece †		10,243	0.1%

Ireland †		68,657	0.4%

Italy
Eni SPA	5,061,185	128,488	0.7%
Italy—Other †		492,429	2.8%
		620,917	3.5%
Netherlands
Unilever NV	3,229,900	128,051	0.7%
* ING Groep NV	7,904,348	100,447	0.6%
Netherlands—Other †		535,623	3.0%
		764,121	4.3%

Norway †		216,269	1.2%

Other †		—	0.0%

Portugal †		44,844	0.3%

Spain
* Banco Santander SA	22,709,606	201,327	1.1%
* Telefonica SA	8,174,239	143,862	0.8%
Banco Bilbao Vizcaya Argentaria SA	11,655,793	136,221	0.8%
Spain—Other †		410,804	2.3%
		892,214	5.0%

Sweden †		840,418	4.8%

Switzerland
Nestle SA	6,622,201	478,017	2.7%
Roche Holding AG	1,442,534	398,912	2.3%
Novartis AG	4,780,935	371,108	2.1%
UBS AG	7,242,467	140,077	0.8%
ABB Ltd.	4,745,662	120,908	0.7%
* Cie Financiere Richemont SA	1,021,045	104,402	0.6%
Credit Suisse Group AG	3,096,269	96,319	0.5%
Switzerland—Other †		713,463	4.0%
		2,423,206	13.7%
United Kingdom
HSBC Holdings plc	38,238,475	419,148	2.4%
Vodafone Group plc	99,992,888	366,253	2.1%
BP plc	38,685,885	300,306	1.7%
GlaxoSmithKline plc	10,112,125	266,582	1.5%
British American Tobacco plc	3,938,143	217,278	1.2%
Royal Dutch Shell plc Class A	5,802,620	193,257	1.1%
Royal Dutch Shell plc Class B	5,158,768	178,598	1.0%
Diageo plc	5,160,898	164,518	0.9%
BG Group plc	6,988,292	142,560	0.8%
Barclays plc	32,976,093	138,747	0.8%
AstraZeneca plc	2,561,420	135,603	0.8%
BHP Billiton plc	4,336,274	133,812	0.8%
Rio Tinto plc	2,561,636	129,620	0.7%
* Lloyds Banking Group plc	99,051,196	122,507	0.7%

16

European Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Glencore Xstrata plc		19,738,395	107,422	0.6%
Prudential plc		5,240,505	107,173	0.6%
Reckitt Benckiser Group plc		1,320,514	102,683	0.6%
SABMiller plc		1,935,443	100,916	0.6%
Unilever plc		2,474,001	100,324	0.6%
BT Group plc		16,170,118	97,840	0.5%
Standard Chartered plc		4,054,130	97,340	0.5%
Tesco plc		16,491,096	96,196	0.5%
National Grid plc		7,636,892	95,972	0.5%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,993,089	66,392	0.4%
United Kingdom—Other †			1,940,178	11.0%
			5,821,225	32.9%
Total Common Stocks (Cost $18,099,083)			17,630,597	99.5%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.120%	148,702,000	148,702	0.9%

4U.S. Government and Agency Obligations †			5,697	0.0%
Total Temporary Cash Investments (Cost $154,400)			154,399	0.9%[1]
[5]Total Investments (Cost $18,253,483)			17,784,996	100.4%
Other Assets and Liabilities
Other Assets			50,300	0.3%
Liabilities [3]			(125,349)	(0.7%)
			(75,049)	(0.4%)
Net Assets			17,709,947	100.0%

At October 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				20,533,033
Undistributed Net Investment Income				9,132
Accumulated Net Realized Losses				(2,367,196)
Unrealized Appreciation (Depreciation)
Investment Securities				(468,487)
Futures Contracts				2,227
Forward Currency Contracts				818
Foreign Currencies				420
Net Assets				17,709,947

17

European Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 28,531,008 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	867,906
Net Asset Value Per Share—Investor Shares	$30.42

Admiral Shares—Net Assets
Applicable to 47,144,554 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,340,008
Net Asset Value Per Share—Admiral Shares	$70.85

Signal Shares—Net Assets
Applicable to 15,682,593 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	429,879
Net Asset Value Per Share—Signal Shares	$27.41

Institutional Shares—Net Assets
Applicable to 29,818,578 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	900,891
Net Asset Value Per Share—Institutional Shares	$30.21

Institutional Plus Shares—Net Assets
Applicable to 872,612 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	110,400
Net Asset Value Per Share—Institutional Plus Shares	$126.52

ETF Shares—Net Assets
Applicable to 212,939,926 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,060,863
Net Asset Value Per Share—ETF Shares	$56.64

See Note A in Notes to Financial Statements.
* Non-income-producing security.
t  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporay cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $81,744,000 of collateral received for securities on loan.
4 Securities with a value of $4,398,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $ 75,320,000.
   See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1]	360,397
Interest[2]	129
Securities Lending	7,000
Total Income	367,526
Expenses
The Vanguard Group—Note B
Investment Advisory Services	631
Management and Administrative—Investor Shares	1,775
Management and Administrative—Admiral Shares	2,601
Management and Administrative—Signal Shares	275
Management and Administrative—Institutional Shares	365
Management and Administrative—Institutional Plus Shares	25
Management and Administrative—ETF Shares	5,476
Marketing and Distribution—Investor Shares	141
Marketing and Distribution—Admiral Shares	372
Marketing and Distribution—Signal Shares	81
Marketing and Distribution—Institutional Shares	187
Marketing and Distribution—Institutional Plus Shares	6
Marketing and Distribution—ETF Shares	1,358
Custodian Fees	862
Auditing Fees	41
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	66
Trustees’ Fees and Expenses	13
Total Expenses	14,316
Net Investment Income	353,210
Realized Net Gain (Loss)
Investment Securities Sold	225,450
Futures Contracts	7,795
Foreign Currencies and Forward Currency Contracts	1,334
Realized Net Gain (Loss)	234,579
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,238,895
Futures Contracts	2,814
Foreign Currencies and Forward Currency Contracts	1,444
Change in Unrealized Appreciation (Depreciation)	2,243,153
Net Increase (Decrease) in Net Assets Resulting from Operations	2,830,942
1 Dividends are net of foreign withholding taxes of $16,634,000.
2 Interest income from an affiliated company of the fund was $120,000.
See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	353,210	259,067
Realized Net Gain (Loss)	234,579	(242,271)
Change in Unrealized Appreciation (Depreciation)	2,243,153	481,419
Net Increase (Decrease) in Net Assets Resulting from Operations	2,830,942	498,215
Distributions
Net Investment Income
Investor Shares	(25,588)	(50,381)
Admiral Shares	(98,333)	(161,732)
Signal Shares	(11,793)	(15,220)
Institutional Shares	(25,112)	(43,491)
Institutional Plus Shares	(2,226)	—
ETF Shares	(214,905)	(188,016)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(377,957)	(458,840)
Capital Share Transactions
Investor Shares	(59,529)	(94,148)
Admiral Shares	232,687	(42,152)
Signal Shares	100,005	26,981
Institutional Shares	(22,260)	139,594
Institutional Plus Shares	102,225	—
ETF Shares	6,686,863	1,303,003
Net Increase (Decrease) from Capital Share Transactions	7,039,991	1,333,278
Total Increase (Decrease)	9,492,976	1,372,653
Net Assets
Beginning of Period	8,216,971	6,844,318
End of Period[1]	17,709,947	8,216,971

1 Net Assets—End of Period includes undistributed net investment income of $9,132,000 and $30,863,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$24.69	$24.48	$27.15	$25.77	$21.99
Investment Operations
Net Investment Income	. 830.836		.882[1]	.768[1]	1.008
Net Realized and Unrealized Gain (Loss)
on Investments	5.800	.925	(2.545)	1.594	4.269
Total from Investment Operations	6.630	1.761	(1.663)	2.362	5.277
Distributions
Dividends from Net Investment Income	(.900)	(1.551)	(1.007)	(.982)	(1.497)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.900)	(1.551)	(1.007)	(.982)	(1.497)
Net Asset Value, End of Period	$30.42	$24.69	$24.48	$27.15	$25.77

Total Return[2]	27.47%	7.77%	-6.35%	9.35%	26.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$868	$760	$851	$1,884	$5,789
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.02%	3.75%	3.46%	2.98%	3.80%
Portfolio Turnover Rate [3]	10%	7%	6%	11%	18%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$57.54	$57.09	$63.75	$60.51	$51.71
Investment Operations
Net Investment Income	2.026	2.032	2.222[1]	1.758[1]	2.448
Net Realized and Unrealized Gain (Loss)
on Investments	13.503	2.152	(6.020)	3.864	9.968
Total from Investment Operations	15.529	4.184	(3.798)	5.622	12.416
Distributions
Dividends from Net Investment Income	(2.219)	(3.734)	(2.862)	(2.382)	(3.616)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.219)	(3.734)	(2.862)	(2.382)	(3.616)
Net Asset Value, End of Period	$70.85	$57.54	$57.09	$63.75	$60.51

Total Return[2]	27.64%	7.93%	-6.22%	9.49%	26.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,340	$2,508	$2,531	$2,087	$1,700
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.16%	3.89%	3.58%	3.10%	3.91%
Portfolio Turnover Rate [3]	10%	7%	6%	11%	18%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.26	$22.09	$24.68	$23.42	$20.01
Investment Operations
Net Investment Income	.786	.788	.852[1]	.686[1]	.947
Net Realized and Unrealized Gain (Loss)
on Investments	5.224	.827	(2.327)	1.497	3.860
Total from Investment Operations	6.010	1.615	(1.475)	2.183	4.807
Distributions
Dividends from Net Investment Income	(.860)	(1.445)	(1.115)	(.923)	(1.397)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.860)	(1.445)	(1.115)	(.923)	(1.397)
Net Asset Value, End of Period	$27.41	$22.26	$22.09	$24.68	$23.42

Total Return[2]	27.65%	7.91%	-6.24%	9.52%	26.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$430	$259	$227	$272	$245
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.16%	3.89%	3.58%	3.10%	3.91%
Portfolio Turnover Rate [3]	10%	7%	6%	11%	18%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$24.54	$24.36	$27.20	$25.80	$22.04
Investment Operations
Net Investment Income	. 871.875		.898[1]	.764[1]	1.036
Net Realized and Unrealized Gain (Loss)
on Investments	5.755	.912	(2.510)	1.644	4.277
Total from Investment Operations	6.626	1.787	(1.612)	2.408	5.313
Distributions
Dividends from Net Investment Income	(.956)	(1.607)	(1.228)	(1.008)	(1.553)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.956)	(1.607)	(1.228)	(1.008)	(1.553)
Net Asset Value, End of Period	$30.21	$24.54	$24.36	$27.20	$25.80

Total Return[2]	27.66%	7.95%	-6.19%	9.53%	26.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$901	$762	$606	$1,349	$853
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.19%	3.92%	3.62%	3.14%	3.95%
Portfolio Turnover Rate [3]	10%	7%	6%	11%	18%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
May 17, 2013[1] to
For a Share Outstanding Throughout the Period	October 31, 2013
Net Asset Value, Beginning of Period	$116.90
Investment Operations
Net Investment Income	2.257
Net Realized and Unrealized Gain (Loss) on Investments	9.966
Total from Investment Operations	12.223
Distributions
Dividends from Net Investment Income	(2.603)
Distributions from Realized Capital Gains	—
Total Distributions	(2.603)
Net Asset Value, End of Period	$126.52

Total Return[2]	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110
Ratio of Total Expenses to Average Net Assets	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	3.20%[3]
Portfolio Turnover Rate [4]	10%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$46.01	$45.66	$51.00	$48.41	$41.37
Investment Operations
Net Investment Income	1.626	1.630	1.826[1]	1.420[1]	1.964
Net Realized and Unrealized Gain (Loss)
on Investments	10.787	1.706	(4.860)	3.082	7.977
Total from Investment Operations	12.413	3.336	(3.034)	4.502	9.941
Distributions
Dividends from Net Investment Income	(1.783)	(2.986)	(2.306)	(1.912)	(2.901)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.783)	(2.986)	(2.306)	(1.912)	(2.901)
Net Asset Value, End of Period	$56.64	$46.01	$45.66	$51.00	$48.41

Total Return	27.67%	7.95%	-6.22%	9.48%	26.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,061	$3,928	$2,630	$2,858	$2,464
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.16%	3.89%	3.58%	3.10%	3.91%
Portfolio Turnover Rate [2]	10%	7%	6%	11%	18%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on May 17, 2013. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

27

European Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

28

European Stock Index Fund

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $1,845,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

29

European Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,362	17,615,235	—
Temporary Cash Investments	148,702	5,697	—
Futures Contracts—Assets[1]	69	—	—
Forward Currency Contracts—Assets	—	818	—
Total	164,133	17,621,750	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	69	818	887

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,795	—	7,795
Forward Currency Contracts	—	413	413
Realized Net Gain (Loss) on Derivatives	7,795	413	8,208

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,814	—	2,814
Forward Currency Contracts	—	1,130	1,130
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,814	1,130	3,944

30

European Stock Index Fund

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2013	851	35,391	1,725
FTSE 100 Index	December 2013	300	32,334	502

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/27/13	EUR	24,440	USD	32,637	551
UBS AG	12/27/13	GBP	19,717	USD	31,332	267
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2013, the counterparty had deposited in segregated accounts securities with a value of $1,337,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

31

European Stock Index Fund

During the year ended October 31, 2013, the fund realized net foreign currency gains of $921,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $2,095,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $8,545,000.

During the year ended October 31, 2013, the fund realized $118,424,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2013, the fund had $30,974,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $117,411,000 to offset taxable capital gains realized during the year ended October 31, 2013. At October 31, 2013, the fund had available capital losses totaling $2,362,363,000 to offset future net capital gains. Of this amount, $2,316,734,000 is subject to expiration dates; $357,042,000 may be used to offset future net capital gains through October 31, 2016, $1,510,053,000 through October 31, 2017, $282,886,000 through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $45,629,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2013, the cost of investment securities for tax purposes was $18,262,729,000. Net unrealized depreciation of investment securities for tax purposes was $477,733,000, consisting of unrealized gains of $1,704,132,000 on securities that had risen in value since their purchase and $2,181,865,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2013, the fund purchased $8,702,388,000 of investment securities and sold $1,718,847,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,274,888,000 and $591,337,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

European Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	125,211	4,544	88,573	3,787
Issued in Lieu of Cash Distributions	21,969	836	46,407	2,025
Redeemed[1]	(206,709)	(7,636)	(229,128)	(9,791)
Net Increase (Decrease)—Investor Shares	(59,529)	(2,256)	(94,148)	(3,979)
Admiral Shares
Issued	487,201	7,587	212,347	3,889
Issued in Lieu of Cash Distributions	84,425	1,378	137,957	2,580
Redeemed[1]	(338,939)	(5,404)	(392,456)	(7,211)
Net Increase (Decrease) —Admiral Shares	232,687	3,561	(42,152)	(742)
Signal Shares
Issued	211,984	8,620	79,558	3,832
Issued in Lieu of Cash Distributions	8,895	375	12,715	611
Redeemed[1]	(120,874)	(4,948)	(65,292)	(3,064)
Net Increase (Decrease)—Signal Shares	100,005	4,047	26,981	1,379
Institutional Shares
Issued	287,365	10,449	242,332	10,436
Issued in Lieu of Cash Distributions	16,017	612	27,573	1,198
Redeemed[1]	(325,642)	(12,276)	(130,311)	(5,485)
Net Increase (Decrease) —Institutional Shares	(22,260)	(1,215)	139,594	6,149
Institutional Plus Shares[2]
Issued	100,915	861	—	—
Issued in Lieu of Cash Distributions	1,310	12	—	—
Redeemed	—	—	—	—
Net Increase (Decrease) —Institutional Plus Shares	102,225	873	—	—
ETF Shares
Issued	7,281,111	139,552	2,146,900	47,989
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(594,248)	(12,000)	(843,897)	(20,200)
Net Increase (Decrease)—ETF Shares	6,686,863	127,552	1,303,003	27,789

1 Net of redemption fees for fiscal 2012 of $53,000 (fund total). Effective May 23, 2012, the redemption fee was eliminated.

2 Inception was May 17, 2013, for Institutional Plus Shares.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

33

Pacific Stock Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	FTSE Pacific
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.12%

Portfolio Characteristics
		FTSE	MSCI
		Developed	AC
		Asia	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	812	808	1,813
Median Market Cap	$20.3B	$20.3B	$34.5B
Price/Earnings Ratio	16.5x	16.5x	17.4x
Price/Book Ratio	1.4x	1.4x	1.7x
Return on Equity	9.9%	9.9%	14.7%
Earnings Growth
Rate	7.8%	7.8%	6.8%
Dividend Yield	2.2%	2.2%	2.9%
Turnover Rate	22%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)

			MSCI
		FTSE	AC
		Developed	World
		Asia Pacific	Index
	Fund	Index	ex USA
Basic Materials	8.1%	8.1%	8.5%
Consumer Goods	19.8	19.8	14.5
Consumer Services	9.7	9.7	7.2
Financials	29.2	29.2	26.1
Health Care	4.4	4.4	7.0
Industrials	16.3	16.3	12.0
Oil & Gas	2.4	2.4	9.0
Other	0.0	0.0	1.9
Technology	3.3	3.2	4.9
Telecommunications	3.9	4.0	5.4
Utilities	2.9	2.9	3.5

Volatility Measures
	Spliced	MSCI AC
	Pacific	World
	Stock	Index
	Index	ex USA
R-Squared	0.93	0.75
Beta	1.00	0.78

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Toyota Motor Corp.	Automobiles	3.2%
Samsung Electronics Co. Consumer
Ltd.	Electronics	2.7
Commonwealth Bank of
Australia	Banks	2.1
BHP Billiton Ltd.	General Mining	2.1
Westpac Banking Corp.	Banks	1.8
Mitsubishi UFJ Financial
Group Inc.	Banks	1.7
Australia & New Zealand
Banking Group Ltd.	Banks	1.6
National Australia Bank
Ltd.	Banks	1.4
Honda Motor Co. Ltd.	Automobiles	1.3
SoftBank Corp.	Mobile
	Telecommunications	1.3
Top Ten		19.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 27, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the expense ratios were 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares,
0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares.

34

Pacific Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Developed	MSCI AC
		Asia	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	47.1%
Pacific
Japan	55.0%	55.0%	15.0%
Australia	20.6	20.6	5.8
South Korea	11.3	11.3	3.2
Hong Kong	8.8	8.8	2.3
Singapore	3.9	3.9	1.1
Other	0.4	0.4	0.1
Subtotal	100.0%	100.0%	27.5%
Emerging Markets	0.0%	0.0%	17.9%
North America	0.0%	0.0%	7.1%
Middle East	0.0%	0.0%	0.4%

35

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2003, Through October 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2013

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	Pacific Stock Index Fund*Investor
	Shares	25.72%	11.45%	6.71%	$19,145

••••••••	Spliced Pacific Stock Index	25.96	12.05	6.77	19,256

– – – –	Japan/Pacific Region Funds Average	24.46	11.36	4.69	15,810
	MSCI All Country World Index ex
	USA	20.80	12.99	8.95	23,566

For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	25.89%	11.58%	6.83%	$19,367
Spliced Pacific Stock Index	25.96	12.05	6.77	19,256
MSCI All Country World Index ex USA	20.80	12.99	8.95	23,566

See Financial Highlights for dividend and capital gains information.

36

Pacific Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/4/2007)	Investment
Pacific Stock Index Fund Signal Shares	25.91%	11.58%	0.76%	$10,494
Spliced Pacific Stock Index	25.96	12.05	0.71	10,461
MSCI All Country World Index ex USA	20.80	12.99	0.68	10,445

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	25.96%	11.63%	6.88%	$9,729,510
Spliced Pacific Stock Index	25.96	12.05	6.77	9,627,874
MSCI All Country World Index ex USA	20.80	12.99	8.95	11,782,886

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
FTSE Pacific ETF Shares
Net Asset Value	25.88%	11.57%	5.02%	$15,278
Spliced Pacific Stock Index	25.96	12.05	5.01	15,267
MSCI All Country World Index ex USA	20.80	12.99	6.27	16,932

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2013
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
FTSE Pacific ETF SharesiMarket Price	25.93%	72.27%	52.68%
FTSE Pacific ETF Sharesi Net Asset Value	25.88	72.91	52.78
Spliced Pacific Stock Index	25.96	76.67	52.67

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

37

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2003, Through October 31, 2013

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	23.71%	6.64%	7.07%
Admiral Shares	8/13/2001	23.89	6.78	7.19
Signal Shares	6/4/2007	23.89	6.77	0.491
Institutional Shares	5/15/2000	23.93	6.83	7.25
FTSE Pacific ETF Shares	3/4/2005
Market Price		24.33	6.73	4.86[1]
Net Asset Value		23.87	6.77	4.85[1]
1 Return since inception.

38

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,632,438	117,540	2.1%
BHP Billiton Ltd.	3,255,141	115,081	2.1%
Westpac Banking Corp.	3,125,863	101,488	1.9%
Australia & New Zealand Banking Group Ltd.	2,755,194	88,167	1.6%
National Australia Bank Ltd.	2,329,173	77,843	1.4%
Wesfarmers Ltd.	1,013,847	41,141	0.8%
Woolworths Ltd.	1,243,134	40,994	0.8%
CSL Ltd.	518,911	34,111	0.6%
Rio Tinto Ltd.	441,404	26,560	0.5%
Woodside Petroleum Ltd.	627,882	23,018	0.4%
Telstra Corp. Ltd.	4,437,468	21,714	0.4%
Australia—Other †		434,996	7.9%
		1,122,653	20.5%
Hong Kong
AIA Group Ltd.	12,233,645	62,120	1.1%
Hutchison Whampoa Ltd.	2,428,531	30,261	0.6%
Hong Kong—Other †		389,700	7.1%
		482,081	8.8%
Japan
Toyota Motor Corp.	2,686,171	174,166	3.2%
Mitsubishi UFJ Financial Group Inc.	14,343,724	91,345	1.7%
Honda Motor Co. Ltd.	1,817,627	72,583	1.3%
SoftBank Corp.	955,370	71,346	1.3%
Sumitomo Mitsui Financial Group Inc.	1,361,634	65,816	1.2%
Mizuho Financial Group Inc.	24,250,241	50,903	0.9%
Japan Tobacco Inc.	1,179,059	42,663	0.8%
Takeda Pharmaceutical Co. Ltd.	785,391	37,427	0.7%
Mitsubishi Estate Co. Ltd.	1,286,982	36,781	0.7%
Canon Inc.	1,147,917	36,224	0.7%
East Japan Railway Co.	385,485	33,487	0.6%

39

Pacific Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Hitachi Ltd.	4,695,258	32,844	0.6%
FANUC Corp.	198,576	31,853	0.6%
KDDI Corp.	554,300	30,019	0.5%
Mitsubishi Corp.	1,460,634	29,550	0.5%
Seven & I Holdings Co. Ltd.	794,154	29,391	0.5%
Mitsui Fudosan Co. Ltd.	859,580	28,474	0.5%
Nippon Steel & Sumitomo Metal Corp.	8,588,309	28,346	0.5%
Astellas Pharma Inc.	471,774	26,300	0.5%
Nomura Holdings Inc.	3,559,694	26,296	0.5%
Nissan Motor Co. Ltd.	2,574,046	25,847	0.5%
Mitsui & Co. Ltd.	1,755,900	25,085	0.5%
Central Japan Railway Co.	183,700	23,821	0.4%
Shin-Etsu Chemical Co. Ltd.	418,755	23,677	0.4%
Denso Corp.	485,686	23,346	0.4%
Bridgestone Corp.	677,350	23,221	0.4%
Sumitomo Realty & Development Co. Ltd.	486,492	23,019	0.4%
NTT DOCOMO Inc.	1,429,000	22,671	0.4%
Tokio Marine Holdings Inc.	688,190	22,562	0.4%
Panasonic Corp.	2,159,590	22,134	0.4%
Mitsubishi Electric Corp.	2,008,954	22,082	0.4%
Daihatsu Motor Co. Ltd.	206,557	4,011	0.1%
Hino Motors Ltd.	279,209	3,945	0.1%
Kansai Urban Banking Corp.	239,000	285	0.0%
Japan—Other †		1,770,455	32.3%
		3,011,975	54.9%

New Zealand †		21,986	0.4%

Singapore
DBS Group Holdings Ltd.	1,741,779	23,482	0.5%
Oversea-Chinese Banking Corp. Ltd.	2,744,594	22,960	0.4%
Singapore Telecommunications Ltd.	7,410,109	22,503	0.4%
Singapore—Other †		143,780	2.6%
		212,725	3.9%
South Korea
Samsung Electronics Co. Ltd.	108,788	150,025	2.7%
Hyundai Motor Co.	155,821	37,123	0.7%
POSCO	75,367	22,500	0.4%
South Korea—Other †		407,899	7.4%
		617,547	11.2%
Total Common Stocks (Cost $6,004,238)		5,468,967	99.7%[1]

40

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.120%	39,810,154	39,810	0.7%

4U.S. Government and Agency Obligations †			4,498	0.1%
Total Temporary Cash Investments (Cost $44,309)			44,308	0.8%[1]
[5]Total Investments (Cost $6,048,547)			5,513,275	100.5%
Other Assets and Liabilities
Other Assets			23,733	0.4%
Liabilities [3]			(50,006)	(0.9%)
			(26,273)	(0.5%)
Net Assets			5,487,002	100.0%

At October 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,186,575
Undistributed Net Investment Income				24,236
Accumulated Net Realized Losses				(1,189,150)
Unrealized Appreciation (Depreciation)
Investment Securities				(535,272)
Futures Contracts				484
Forward Currency Contracts				25
Foreign Currencies				104
Net Assets				5,487,002

Investor Shares—Net Assets
Applicable to 33,849,691 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				398,046
Net Asset Value Per Share—Investor Shares				$11.76

Admiral Shares—Net Assets
Applicable to 24,007,513 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,832,204
Net Asset Value Per Share—Admiral Shares				$76.32

Signal Shares—Net Assets
Applicable to 6,582,250 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				174,476
Net Asset Value Per Share—Signal Shares				$26.51

41

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 37,452,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	437,349
Net Asset Value Per Share—Institutional Shares	$11.68

ETF Shares—Net Assets
Applicable to 42,859,535 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,644,927
Net Asset Value Per Share—ETF Shares	$61.71

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $39,810,000 of collateral received for securities on loan.
4 Securities with a value of $800,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $37,248,000.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1]	116,582
Interest[2]	31
Securities Lending	1,570
Total Income	118,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	316
Management and Administrative—Investor Shares	810
Management and Administrative—Admiral Shares	1,344
Management and Administrative—Signal Shares	120
Management and Administrative—Institutional Shares	181
Management and Administrative—ETF Shares	1,572
Marketing and Distribution—Investor Shares	74
Marketing and Distribution—Admiral Shares	222
Marketing and Distribution—Signal Shares	37
Marketing and Distribution—Institutional Shares	87
Marketing and Distribution—ETF Shares	382
Custodian Fees	702
Auditing Fees	41
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Admiral Shares	26
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	65
Trustees’ Fees and Expenses	6
Total Expenses	6,026
Net Investment Income	112,157
Realized Net Gain (Loss)
Investment Securities Sold	23,357
Futures Contracts	7,418
Foreign Currencies and Forward Currency Contracts	(3,965)
Realized Net Gain (Loss)	26,810
Change in Unrealized Appreciation (Depreciation)
Investment Securities	895,806
Futures Contracts	(156)
Foreign Currencies and Forward Currency Contracts	739
Change in Unrealized Appreciation (Depreciation)	896,389
Net Increase (Decrease) in Net Assets Resulting from Operations	1,035,356

1 Dividends are net of foreign withholding taxes of $3,757,000.
2 Interest income from an affiliated company of the fund was $27,000.
See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,157	118,257
Realized Net Gain (Loss)	26,810	(43,072)
Change in Unrealized Appreciation (Depreciation)	896,389	63,648
Net Increase (Decrease) in Net Assets Resulting from Operations	1,035,356	138,833
Distributions
Net Investment Income
Investor Shares	(10,849)	(17,476)
Admiral Shares	(48,519)	(65,357)
Signal Shares	(4,825)	(6,988)
Institutional Shares	(13,074)	(17,523)
ETF Shares	(58,556)	(70,320)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(135,823)	(177,664)
Capital Share Transactions
Investor Shares	(39,472)	(73,776)
Admiral Shares	98,798	(18,920)
Signal Shares	(17,751)	10,702
Institutional Shares	(51,755)	52,277
ETF Shares	694,621	106,558
Net Increase (Decrease) from Capital Share Transactions	684,441	76,841
Total Increase (Decrease)	1,583,974	38,010
Net Assets
Beginning of Period	3,903,028	3,865,018
End of Period[1]	5,487,002	3,903,028

1 Net Assets—End of Period includes undistributed net investment income of $24,236,000 and $38,393,000.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.63	$9.74	$10.40	$9.61	$7.94
Investment Operations
Net Investment Income	. 246.278		.289[1]	.243[1]	.189[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.187	.037	(. 619)	. 803	1.621
Total from Investment Operations	2.433	.315	(.330)	1.046	1.810
Distributions
Dividends from Net Investment Income	(.303)	(.425)	(. 330)	(. 256)	(.140)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.303)	(.425)	(. 330)	(. 256)	(.140)
Net Asset Value, End of Period	$11.76	$9.63	$9.74	$10.40	$9.61

Total Return[2]	25.72%	3.47%	-3.45%	11.09%	23.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$398	$360	$438	$868	$2,846
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.93%	2.85%	2.37%	2.42%
Portfolio Turnover Rate [3]	22%	4%	4%	3%	8%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$62.54	$63.28	$68.06	$62.95	$52.04
Investment Operations
Net Investment Income	1.695	1.905	2.051[1]	1.533[1]	1.386[1]
Net Realized and Unrealized Gain (Loss)
on Investments	14.194	.249	(4.080)	5.337	10.531
Total from Investment Operations	15.889	2.154	(2.029)	6.870	11.917
Distributions
Dividends from Net Investment Income	(2.109)	(2.894)	(2.751)	(1.760)	(1.007)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.109)	(2.894)	(2.751)	(1.760)	(1.007)
Net Asset Value, End of Period	$76.32	$62.54	$63.28	$68.06	$62.95

Total Return[2]	25.89%	3.65%	-3.33%	11.13%	23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,832	$1,415	$1,451	$1,165	$849
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.41%	3.07%	2.97%	2.49%	2.53%
Portfolio Turnover Rate [3]	22%	4%	4%	3%	8%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Pacific Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$21.72	$21.98	$23.64	$21.87	$18.08
Investment Operations
Net Investment Income	. 588.662		.695[1]	.541[1]	.481[1]
Net Realized and Unrealized Gain (Loss)
on Investments	4.933	.083	(1.394)	1.840	3.658
Total from Investment Operations	5.521	.745	(.699)	2.381	4.139
Distributions
Dividends from Net Investment Income	(.731)	(1.005)	(. 961)	(. 611)	(. 349)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.731)	(1.005)	(. 961)	(. 611)	(. 349)
Net Asset Value, End of Period	$26.51	$21.72	$21.98	$23.64	$21.87

Total Return[2]	25.91%	3.64%	-3.31%	11.10%	23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$174	$159	$149	$171	$159
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.41%	3.07%	2.97%	2.49%	2.53%
Portfolio Turnover Rate [3]	22%	4%	4%	3%	8%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.57	$9.69	$10.42	$9.63	$7.96
Investment Operations
Net Investment Income	.263	.295	.303[1]	.243[1]	.215[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.174	.034	(.609)	.816	1.613
Total from Investment Operations	2.437	.329	(.306)	1.059	1.828
Distributions
Dividends from Net Investment Income	(.327)	(.449)	(.424)	(. 269)	(.158)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.327)	(.449)	(.424)	(. 269)	(.158)
Net Asset Value, End of Period	$11.68	$9.57	$9.69	$10.42	$9.63

Total Return[2]	25.96%	3.65%	-3.29%	11.22%	23.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$437	$406	$354	$799	$487
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.44%	3.10%	3.01%	2.53%	2.57%
Portfolio Turnover Rate [3]	22%	4%	4%	3%	8%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$50.57	$51.18	$55.06	$50.92	$42.10
Investment Operations
Net Investment Income	1.372	1.544	1.638[1]	1.265[1]	1.109[1]
Net Realized and Unrealized Gain (Loss)
on Investments	11.475	.190	(3.275)	4.296	8.534
Total from Investment Operations	12.847	1.734	(1.637)	5.561	9.643
Distributions
Dividends from Net Investment Income	(1.707)	(2.344)	(2.243)	(1.421)	(.823)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.707)	(2.344)	(2.243)	(1.421)	(.823)
Net Asset Value, End of Period	$61.71	$50.57	$51.18	$55.06	$50.92

Total Return	25.88%	3.65%	-3.34%	11.11%	23.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,645	$1,563	$1,472	$1,482	$1,288
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.41%	3.07%	2.97%	2.49%	2.53%
Portfolio Turnover Rate [2]	22%	4%	4%	3%	8%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2013. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

50

Pacific Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

51

Pacific Stock Index Fund

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $617,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

52

Pacific Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,236	5,467,731	—
Temporary Cash Investments	39,810	4,498	—
Futures Contracts— Liabilities[1]	(108)	—	—
Forward Currency Contracts—Assets	—	60	—
Forward Currency Contracts—Liabilities	—	(35)	—
Total	40,938	5,472,254	—

1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	60	60
Liabilities	(108)	(35)	(143)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,418	—	7,418
Forward Currency Contracts	—	(1,917)	(1,917)
Realized Net Gain (Loss) on Derivatives	7,418	(1,917)	5,501

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(156)	—	(156)
Forward Currency Contracts	—	40	40
Change in Unrealized Appreciation (Depreciation) on Derivatives	(156)	40	(116)

53

Pacific Stock Index Fund

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2013	93	11,370	225
S&P ASX 200 Index	December 2013	49	6,283	259

At October 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/24/13	AUD	4,436	USD	4,139	39
UBS AG	12/24/13	AUD	1,997	USD	1,916	(35)
UBS AG	12/17/13	USD	6,459	JPY	632,811	21

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2013 the counterparty had deposited in segregated accounts securities with a value of $773,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2013, the fund realized net foreign currency losses of $2,048,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $11,557,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $14,350,000.

54

Pacific Stock Index Fund

During the year ended October 31, 2013, the fund realized $12,232,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2013, the fund had $46,262,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $5,107,000 to offset taxable capital gains realized during the year ended October 31, 2013. At October 31, 2013, the fund had available capital losses totaling $1,189,115,000 to offset future net capital gains. Of this amount, $1,144,492,000 is subject to expiration dates; $453,022,000 may be used to offset future net capital gains through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,385,000 through October 31, 2019. Capital losses of $44,623,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $4,674,000 expired on October 31, 2013; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2013, the cost of investment securities for tax purposes was $6,062,907,000. Net unrealized depreciation of investment securities for tax purposes was $549,632,000, consisting of unrealized gains of $604,233,000 on securities that had risen in value since their purchase and $1,153,865,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2013, the fund purchased $1,772,491,000 of investment securities and sold $1,089,933,000 of investment securities, other than temporary cash investments. Purchases and sales include $710,686,000 and $79,345,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

55

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	77,260	7,140	49,933	5,226
Issued in Lieu of Cash Distributions	10,267	992	16,492	1,790
Redeemed[1]	(126,999)	(11,637)	(140,201)	(14,674)
Net Increase (Decrease)—Investor Shares	(39,472)	(3,505)	(73,776)	(7,658)
Admiral Shares
Issued	287,864	4,076	151,422	2,438
Issued in Lieu of Cash Distributions	41,581	617	55,767	931
Redeemed[1]	(230,647)	(3,316)	(226,109)	(3,668)
Net Increase (Decrease) —Admiral Shares	98,798	1,377	(18,920)	(299)
Signal Shares
Issued	46,608	1,930	38,598	1,789
Issued in Lieu of Cash Distributions	4,061	174	5,989	288
Redeemed[1]	(68,420)	(2,833)	(33,885)	(1,557)
Net Increase (Decrease)—Signal Shares	(17,751)	(729)	10,702	520
Institutional Shares
Issued	68,532	6,385	114,210	12,230
Issued in Lieu of Cash Distributions	8,378	816	11,206	1,220
Redeemed[1]	(128,665)	(12,206)	(73,139)	(7,551)
Net Increase (Decrease) —Institutional Shares	(51,755)	(5,005)	52,277	5,899
ETF Shares
Issued	780,954	13,457	131,814	2,637
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(86,333)	(1,500)	(25,256)	(500)
Net Increase (Decrease) —ETF Shares	694,621	11,957	106,558	2,137

1 Net of redemption fees for fiscal 2012 of $35,000 (fund total). Effective May 23, 2012, the redemption fee was eliminated.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

56

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics

FTSE
Emerging
	Investor	Admiral	Signal	Institutional	Institutional	Markets
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VEMRX	VWO
Expense Ratio[1]	0.33%	0.18%	0.18%	0.12%	0.10%	0.18%

Portfolio Characteristics
			MSCI
			AC
		FTSE	World
		Emerging	Index
	Fund	Index	ex USA
Number of Stocks	922	851	1,813
Median Market Cap	$17.9B	$17.9B	$34.5B
Price/Earnings Ratio	13.4x	12.8x	17.4x
Price/Book Ratio	1.8x	1.7x	1.7x
Return on Equity	18.9%	18.9%	14.7%
Earnings Growth
Rate	12.9%	13.4%	6.8%
Dividend Yield	2.5%	2.8%	2.9%
Turnover Rate	26%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)

			MSCI
			AC
		FTSE	World
		Emerging	Index
	Fund	Index ex USA
Basic Materials	9.0%	9.0%	8.5%
Consumer Goods	9.6	9.6	14.5
Consumer Services	6.8	6.7	7.2
Financials	29.8	29.9	26.1
Health Care	1.7	1.7	7.0
Industrials	9.0	9.0	12.0
Oil & Gas	13.0	13.1	9.0
Other	0.0	0.0	1.9
Technology	8.8	8.7	4.9
Telecommunications	8.5	8.5	5.4
Utilities	3.8	3.8	3.5

Volatility Measures
		MSCI AC
	Spliced	World
	Emerging	Index
	Mkts Index	ex USA
R-Squared	0.98	0.86
Beta	1.00	1.09

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	2.6%
Petroleo Brasileiro SA	Integrated Oil & Gas	2.1
China Construction Bank
Corp.	Banks	1.7
China Mobile Ltd.	Mobile
	Telecommunications	1.6
Gazprom OAO	Integrated Oil & Gas	1.6
Vale SA	General Mining	1.5
Industrial & Commercial
Bank of China Ltd.	Banks	1.5
Tencent Holdings Ltd.	Internet	1.5
Itau Unibanco Holding
SA	Banks	1.3
Banco Bradesco SA	Banks	1.3
Top Ten		16.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated August 27, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the expense ratios were 0.33% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for FTSE Emerging Markets ETF Shares.

57

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		FTSE	World
		Emerging	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	47.1%
Pacific	0.0%	0.0%	27.5%
Emerging Markets
China	20.9%	21.0%	3.9%
Brazil	14.5	14.6	2.5
Taiwan	13.3	13.2	2.4
South Africa	9.4	9.4	1.6
India	9.0	8.8	1.3
Russia	7.1	7.0	1.3
Mexico	5.4	5.4	1.1
Malaysia	4.8	4.7	0.8
Thailand	2.9	2.9	0.5
Indonesia	2.7	2.7	0.5
Chile	2.0	2.0	0.4
Turkey	2.0	2.0	0.4
Poland	1.7	1.7	0.4
Philippines	1.5	1.5	0.2
Colombia	1.2	1.1	0.3
Other	1.6	2.0	0.3
Subtotal	100.0%	100.0%	17.9%
North America	0.0%	0.0%	7.1%
Middle East	0.0%	0.0%	0.4%

58

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2003, Through October 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2013

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment

	Emerging Markets Stock Index
	Fund*Investor Shares	4.78%	14.47%	11.72%	$30,304

••••••••	Spliced Emerging Markets Index	5.29	15.12	12.15	31,483

– – – –	Emerging Markets Funds Average	7.56	14.19	11.11	28,678
	MSCI All Country World Index ex
	USA	20.80	12.99	8.95	23,566

For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/23/2006)	Investment
Emerging Markets Stock Index Fund Admiral
Shares	4.94%	14.63%	7.42%	$16,929
Spliced Emerging Markets Index	5.29	15.12	7.67	17,227
MSCI All Country World Index ex USA	20.80	12.99	5.28	14,600

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

59

Emerging Markets Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/19/2007)	Investment
Emerging Markets Stock Index Fund Signal
Shares	4.96%	14.63%	4.14%	$13,170
Spliced Emerging Markets Index	5.29	15.12	4.43	13,417
MSCI All Country World Index ex USA	20.80	12.99	2.57	11,878

"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	4.95%	14.69%	11.93%	$15,435,389

Spliced Emerging Markets Index	5.29	15.12	12.15	15,741,739

MSCI All Country World Index ex USA	20.80	12.99	8.95	11,782,886

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	4.99%	-0.73%	$97,917,756
Spliced Emerging Markets Index	5.29	-0.59	98,473,686
MSCI All Country World Index ex USA	20.80	6.67	120,422,555

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
FTSE Emerging Markets ETF Shares
Net Asset Value	4.97%	14.63%	8.66%	$20,522
Spliced Emerging Markets Index	5.29	15.12	8.90	20,933
MSCI All Country World Index ex USA	20.80	12.99	5.90	16,428

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

60

Emerging Markets Stock Index Fund

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2013
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
FTSE Emerging Markets ETF Shares iMarket Price	4.36%	95.61%	103.06%
FTSE Emerging Markets ETF Sharesi Net Asset
Value	4.97	97.94	105.22
Spliced Emerging Markets Index	5.29	102.23	109.33
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2003, Through October 31, 2013

61

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2013

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-0.29%	6.32%	12.19%
Admiral Shares	6/23/2006	-0.15	6.46	6.84[1]
Signal Shares	1/19/2007	-0.15	6.46	3.491
Institutional Shares	6/22/2000	-0.10	6.52	12.40
Institutional Plus Shares	12/15/2010	-0.08	—	-2.36[1]
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		-0.55	6.16	8.07[1]
Net Asset Value		-0.10	6.47	8.17[1]
1 Return since inception.

62

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA ADR	29,172,695	449,551	0.7%
Petroleo Brasileiro SA Prior Pfd.	44,782,486	406,048	0.6%
Petroleo Brasileiro SA	45,842,497	398,550	0.6%
Petroleo Brasileiro SA ADR Series A	21,363,391	387,959	0.6%
Banco Bradesco SA ADR	23,761,578	342,642	0.5%
Vale SA Class B ADR	23,215,860	339,880	0.5%
Itau Unibanco Holding SA Prior Pfd.	21,758,980	336,673	0.5%
Cia de Bebidas das Americas ADR	8,549,598	318,045	0.5%
Banco do Brasil SA	23,298,510	308,398	0.4%
BRF SA	12,609,489	296,071	0.4%
Banco Bradesco SA Prior Pfd.	19,025,936	274,105	0.4%
Vale SA Prior Pfd.	17,859,186	261,408	0.4%
Petroleo Brasileiro SA ADR	14,765,273	257,359	0.4%
Cia de Bebidas das Americas Prior Pfd.	6,731,240	250,428	0.4%
Vale SA Class B ADR	15,098,769	241,731	0.4%
Banco Bradesco SA	14,671,119	236,291	0.3%
Vale SA	12,005,512	190,893	0.3%
Cia de Bebidas das Americas	3,926,586	146,270	0.2%
Itau Unibanco Holding SA	5,332,061	77,371	0.1%
Brazil—Other †		4,284,065	6.3%
		9,803,738	14.5%

Chile †		1,367,100	2.0%

China
China Construction Bank Corp.	1,464,603,913	1,139,502	1.7%
China Mobile Ltd.	105,738,567	1,098,798	1.6%
Industrial & Commercial Bank of China Ltd.	1,462,974,003	1,025,583	1.5%
Tencent Holdings Ltd.	18,621,172	1,015,421	1.5%
Bank of China Ltd.	1,528,567,177	717,688	1.1%
CNOOC Ltd.	326,549,252	664,192	1.0%

63

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	PetroChina Co. Ltd.	428,721,479	488,220	0.7%
	China Petroleum & Chemical Corp.	518,253,372	419,530	0.6%
	China Life Insurance Co. Ltd.	151,101,470	398,875	0.6%
	Ping An Insurance Group Co. of China Ltd.	38,745,488	305,518	0.5%
	China Overseas Land & Investment Ltd.	82,979,276	257,155	0.4%
	Agricultural Bank of China Ltd.	466,509,065	224,808	0.3%
	China Shenhua Energy Co. Ltd.	68,885,925	209,542	0.3%
	China Telecom Corp. Ltd.	328,531,683	171,610	0.3%
	China Resources Land Ltd.	37,991,200	110,057	0.2%
	China Resources Power Holdings Co. Ltd.	38,701,048	101,307	0.2%
	Kunlun Energy Co. Ltd.	57,157,230	93,501	0.1%
	PICC Property & Casualty Co. Ltd.	60,958,601	93,476	0.1%
	China Oilfield Services Ltd.	31,071,800	86,836	0.1%
	China CITIC Bank Corp. Ltd.	153,397,719	86,243	0.1%
	China Resources Enterprise Ltd.	24,206,860	85,731	0.1%
	Dongfeng Motor Group Co. Ltd.	59,640,744	84,321	0.1%
	China Merchants Holdings International Co. Ltd.	23,386,610	82,905	0.1%
	China Communications Construction Co. Ltd.	89,944,504	73,414	0.1%
	China Longyuan Power Group Corp.	49,069,800	56,456	0.1%
	Sinopharm Group Co. Ltd.	19,792,500	53,610	0.1%
	Guangzhou Automobile Group Co. Ltd.	45,210,584	53,600	0.1%
	China State Construction International Holdings Ltd.	31,490,872	53,059	0.1%
	China Coal Energy Co. Ltd.	83,482,800	51,227	0.1%
	China Railway Group Ltd.	77,913,408	43,997	0.1%
	China Railway Construction Corp. Ltd.	38,805,765	42,563	0.1%
^	CITIC Pacific Ltd.	25,658,674	36,525	0.1%
1	People’s Insurance Co. Group of China Ltd.	76,605,000	36,189	0.1%
	China Resources Gas Group Ltd.	13,522,100	34,989	0.1%
*,1	Sinopec Engineering Group Co. Ltd.	23,885,272	34,978	0.1%
	Zhuzhou CSR Times Electric Co. Ltd.	9,483,000	34,039	0.1%
	CSR Corp. Ltd.	38,047,377	31,706	0.1%
	China Communications Services Corp. Ltd.	50,787,973	31,129	0.1%
^,*	Aluminum Corp. of China Ltd.	80,829,220	29,889	0.1%
	China Resources Cement Holdings Ltd.	39,398,686	26,363	0.0%
	Franshion Properties China Ltd.	72,536,094	25,198	0.0%
^,*	China COSCO Holdings Co. Ltd.	52,492,000	24,922	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	15,953,707	24,886	0.0%
	Air China Ltd.	36,236,748	24,718	0.0%
	China BlueChemical Ltd.	37,495,405	24,102	0.0%
	Beijing Capital International Airport Co. Ltd.	30,648,564	21,611	0.0%
	China Agri-Industries Holdings Ltd.	42,292,961	19,863	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	71,776,788	18,957	0.0%
*,1	China Galaxy Securities Co. Ltd.	24,274,000	16,525	0.0%
^,*	Angang Steel Co. Ltd.	22,152,374	13,412	0.0%
	China Southern Airlines Co. Ltd.	35,118,000	12,941	0.0%
^,*	Metallurgical Corp. of China Ltd.	52,532,937	10,777	0.0%
^	Dongfang Electric Corp. Ltd.	6,589,030	10,599	0.0%
^,*	China Eastern Airlines Corp. Ltd.	30,348,000	10,486	0.0%
	China Merchants Property Development Co. Ltd. Class B	3,062,940	9,198	0.0%
	Sinotrans Ltd.	36,086,000	8,890	0.0%
	Harbin Electric Co. Ltd.	13,708,000	8,608	0.0%
*	CITIC Resources Holdings Ltd.	50,156,000	7,054	0.0%
^,*	China Foods Ltd.	14,471,506	6,573	0.0%
^	Sinofert Holdings Ltd.	34,444,000	5,593	0.0%
	China—Other †		4,181,307	6.2%
			14,170,772	21.0%

64

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia †		802,766	1.2%

Czech Republic †		202,679	0.3%

Egypt †		65,605	0.1%

Hungary †		235,703	0.4%

India
Infosys Ltd.	9,785,074	522,909	0.8%
Reliance Industries Ltd.	32,659,791	485,943	0.7%
Housing Development Finance Corp.	31,694,263	440,402	0.7%
Tata Consultancy Services Ltd.	9,651,826	331,626	0.5%
Oil & Natural Gas Corp. Ltd.	42,404,443	202,628	0.3%
NTPC Ltd.	41,282,802	100,011	0.2%
State Bank of India	2,751,427	80,409	0.1%
Coal India Ltd.	13,066,566	61,160	0.1%
Power Grid Corp. of India Ltd.	22,580,358	37,173	0.1%
NMDC Ltd.	16,006,543	36,119	0.1%
GAIL India Ltd.	6,183,375	35,520	0.1%
Bharat Heavy Electricals Ltd.	12,160,981	27,877	0.1%
Rural Electrification Corp. Ltd.	7,089,203	22,359	0.0%
Indian Oil Corp. Ltd.	6,433,762	21,129	0.0%
Bharat Petroleum Corp. Ltd.	3,552,488	20,776	0.0%
Oil India Ltd.	2,475,916	19,097	0.0%
Steel Authority of India Ltd.	16,832,664	16,874	0.0%
Bank of Baroda	1,613,663	16,871	0.0%
Power Finance Corp. Ltd.	6,485,004	14,169	0.0%
Container Corp. Of India	995,613	12,246	0.0%
Punjab National Bank	1,304,243	11,548	0.0%
NHPC Ltd.	35,118,018	10,323	0.0%
Bank of India	2,310,628	7,883	0.0%
Canara Bank	1,683,759	7,057	0.0%
Bharat Electronics Ltd.	403,843	7,005	0.0%
IDBI Bank Ltd.	5,155,627	5,680	0.0%
Hindustan Petroleum Corp. Ltd.	1,641,643	5,367	0.0%
Union Bank of India	2,271,617	4,565	0.0%
Oriental Bank of Commerce	1,194,783	3,507	0.0%
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	2,432	0.0%
State Bank of India GDR	39,524	2,317	0.0%
Corp Bank	482,151	2,242	0.0%
India—Other †		3,491,177	5.2%
		6,066,401	9.0%
Indonesia
* Telekomunikasi Indonesia Persero Tbk PT	1,033,185,905	214,914	0.3%
Bank Rakyat Indonesia Persero Tbk PT	219,818,400	154,275	0.3%
Bank Mandiri Persero Tbk PT	189,931,280	145,031	0.2%
Perusahaan Gas Negara Persero Tbk PT	217,512,604	98,379	0.2%
Semen Indonesia Persero Tbk PT	60,053,004	76,405	0.1%
Bank Negara Indonesia Persero Tbk PT	149,718,861	63,823	0.1%
Jasa Marga Persero Tbk PT	40,612,000	18,906	0.0%
Tambang Batubara Bukit Asam Persero Tbk PT	17,001,325	18,327	0.0%
Aneka Tambang Persero Tbk PT	68,557,000	9,716	0.0%
Vale Indonesia Tbk PT	40,314,427	8,829	0.0%
Indonesia—Other †		1,016,735	1.5%
		1,825,340	2.7%

65

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Malaysia
Malayan Banking Bhd.	88,657,488	274,804	0.4%
1 Malaysia—Other †		2,980,620	4.4%
		3,255,424	4.8%
Mexico
America Movil SAB de CV	639,764,306	686,482	1.0%
Fomento Economico Mexicano SAB de CV	44,164,252	413,133	0.6%
Grupo Televisa SAB	53,183,630	324,876	0.5%
Wal-Mart de Mexico SAB de CV	115,921,830	301,371	0.5%
Grupo Financiero Banorte SAB de CV	45,624,534	291,219	0.4%
Mexico—Other †		1,615,386	2.4%
		3,632,467	5.4%

Morocco †		2,912	0.0%

Other †		2,953	0.0%

Peru †		229,477	0.3%

Philippines †		997,067	1.5%

Poland †		1,177,744	1.7%

Russia
Gazprom OAO ADR	76,929,532	719,092	1.1%
Sberbank of Russia	208,631,748	669,442	1.0%
Lukoil OAO ADR	7,224,796	473,180	0.7%
Magnit OJSC GDR	5,680,354	364,793	0.6%
Gazprom OAO	77,421,833	363,285	0.5%
Rosneft OAO GDR	17,637,695	139,157	0.2%
AK Transneft OAO Prior Pfd.	33,366	85,042	0.1%
VTB Bank OJSC	58,129,231,072	80,870	0.1%
1 VTB Bank OJSC GDR	23,282,772	64,509	0.1%
Rosneft OAO	5,782,715	45,906	0.1%
RusHydro JSC	2,377,093,363	41,680	0.1%
Sberbank of Russia ADR	2,730,094	34,815	0.1%
Aeroflot - Russian Airlines OJSC	9,430,172	16,823	0.0%
* Federal Grid Co. Unified Energy System JSC	5,323,286,228	16,325	0.0%
* Russian Grids OAO	407,033,605	10,977	0.0%
Mosenergo OAO	125,477,702	3,603	0.0%
Russia—Other †		1,641,595	2.4%
		4,771,094	7.1%
South Africa
Naspers Ltd.	7,935,439	742,787	1.1%
MTN Group Ltd.	36,338,394	722,304	1.1%
Sasol Ltd.	11,070,244	565,665	0.8%
Standard Bank Group Ltd.	24,408,662	310,529	0.5%
South Africa—Other †		4,010,474	5.9%
		6,351,759	9.4%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	48,857,187	899,461	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	235,633,845	868,444	1.3%
Hon Hai Precision Industry Co. Ltd.	229,767,645	584,137	0.9%
MediaTek Inc.	25,310,921	346,049	0.5%

66

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Formosa Plastics Corp.	100,569,116	273,300	0.4%
Nan Ya Plastics Corp.	116,946,853	266,737	0.4%
Formosa Chemicals & Fibre Corp.	89,315,518	258,152	0.4%
Taiwan—Other †		5,372,685	7.9%
		8,868,965	13.1%

Thailand †		1,967,766	2.9%

Turkey †		1,350,044	2.0%

United Arab Emirates †		373,324	0.6%
Total Common Stocks (Cost $65,343,153)		67,521,100	100.0%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
3,[4] Vanguard Market Liquidity Fund	0.120% 1,036,717,000	1,036,717	1.6%

5U.S. Government and Agency Obligations †		19,527	0.0%
Total Temporary Cash Investments (Cost $1,056,246)		1,056,244	1.6%[2]
Total Investments (Cost $66,399,399)		68,577,344	101.6%
Other Assets and Liabilities
Other Assets		612,789	0.9%
Liabilities [4]		(1,689,454)	(2.5%)
		(1,076,665)	(1.6%)
Net Assets		67,500,679	100.0%

At October 31, 2013, net assets consisted of:
			Amount
			($000)
Paid-in Capital			67,368,724
Undistributed Net Investment Income			130,679
Accumulated Net Realized Losses			(2,178,288)
Unrealized Appreciation (Depreciation)
Investment Securities			2,177,945
Futures Contracts			1,866
Foreign Currencies			(247)
Net Assets			67,500,679

Investor Shares—Net Assets
Applicable to 81,464,520 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			2,181,256
Net Asset Value Per Share—Investor Shares			$26.78

Admiral Shares—Net Assets
Applicable to 197,877,512 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			6,958,894
Net Asset Value Per Share—Admiral Shares			$35.17

67

Emerging Markets Stock Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 41,388,310 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,399,274
Net Asset Value Per Share—Signal Shares	$33.81

Institutional Shares—Net Assets
Applicable to 133,049,975 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,558,181
Net Asset Value Per Share—Institutional Shares	$26.74

Institutional Plus Shares—Net Assets
Applicable to 26,074,476 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,319,779
Net Asset Value Per Share—Institutional Plus Shares	$88.97

ETF Shares—Net Assets
Applicable to 1,208,199,298 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	51,083,295
Net Asset Value Per Share—ETF Shares	$42.28

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68

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1]	1,930,704
Interest[2]	429
Securities Lending	40,221
Total Income	1,971,354
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,227
Management and Administrative—Investor Shares	5,507
Management and Administrative—Admiral Shares	4,986
Management and Administrative—Signal Shares	751
Management and Administrative—Institutional Shares	1,056
Management and Administrative—Institutional Plus Shares	315
Management and Administrative—ETF Shares	33,217
Marketing and Distribution—Investor Shares	541
Marketing and Distribution—Admiral Shares	1,069
Marketing and Distribution—Signal Shares	287
Marketing and Distribution—Institutional Shares	771
Marketing and Distribution—Institutional Plus Shares	494
Marketing and Distribution—ETF Shares	14,407
Custodian Fees	40,325
Auditing Fees	44
Shareholders’ Reports—Investor Shares	50
Shareholders’ Reports—Admiral Shares	33
Shareholders’ Reports—Signal Shares	11
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	483
Trustees’ Fees and Expenses	81
Total Expenses	108,660
Net Investment Income	1,862,694
Realized Net Gain (Loss)
Investment Securities Sold	3,288,967
Futures Contracts	48,076
Foreign Currencies	(29,228)
Realized Net Gain (Loss)	3,307,815
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,315,991)
Futures Contracts	1,223
Foreign Currencies	(522)
Change in Unrealized Appreciation (Depreciation)	(2,315,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,855,219

1 Dividends are net of foreign withholding taxes of $218,561,000.
2 Interest income from an affiliated company of the fund was $405,000.
See accompanying Notes, which are an integral part of the Financial Statements.

69

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,862,694	1,621,132
Realized Net Gain (Loss)	3,307,815	(490,266)
Change in Unrealized Appreciation (Depreciation)	(2,315,290)	969,382
Net Increase (Decrease) in Net Assets Resulting from Operations	2,855,219	2,100,248
Distributions
Net Investment Income
Investor Shares	(67,382)	(76,993)
Admiral Shares	(223,614)	(225,568)
Signal Shares	(38,274)	(26,375)
Institutional Shares	(104,184)	(60,890)
Institutional Plus Shares	(71,369)	(59,942)
ETF Shares	(1,757,080)	(1,711,481)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(2,261,903)	(2,161,249)
Capital Share Transactions
Investor Shares	(181,983)	(239,804)
Admiral Shares	75,340	325,945
Signal Shares	459,927	259,411
Institutional Shares	1,045,928	1,181,142
Institutional Plus Shares	710,176	22,394
ETF Shares	(6,490,426)	10,887,129
Net Increase (Decrease) from Capital Share Transactions	(4,381,038)	12,436,217
Total Increase (Decrease)	(3,787,722)	12,375,216
Net Assets
Beginning of Period	71,288,401	58,913,185
End of Period[1]	67,500,679	71,288,401

1 Net Assets—End of Period includes undistributed net investment income of $130,679,000 and $491,888,000.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.36	$26.39	$29.49	$23.90	$15.66
Investment Operations
Net Investment Income	. 667.576		.589	.521[1]	.398[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.548	.237	(3.255)	5.383	8.542
Total from Investment Operations	1.215	.813	(2.666)	5.904	8.940
Distributions
Dividends from Net Investment Income	(.795)	(.843)	(. 434)	(.314)	(.700)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.795)	(.843)	(. 434)	(.314)	(.700)
Net Asset Value, End of Period	$26.78	$26.36	$26.39	$29.49	$23.90

Total Return[3]	4.78%	3.30%	-9.20%	24.92%	60.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,181	$2,333	$2,585	$5,597	$7,024
Ratio of Total Expenses to Average Net Assets	0.33%	0.33%	0.33%	0.35%	0.40%
Ratio of Net Investment Income to
Average Net Assets	2.45%	2.38%	2.25%	1.97%	2.16%
Portfolio Turnover Rate [4]	26%	8%	10%	12%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.04, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.65	$34.71	$38.82	$31.45	$20.63
Investment Operations
Net Investment Income	. 940.816		.820	.696[1]	.567[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.709	.311	(4.277)	7.119	11.222
Total from Investment Operations	1.649	1.127	(3.457)	7.815	11.789
Distributions
Dividends from Net Investment Income	(1.129)	(1.187)	(. 653)	(. 445)	(. 969)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.129)	(1.187)	(. 653)	(. 445)	(. 969)
Net Asset Value, End of Period	$35.17	$34.65	$34.71	$38.82	$31.45

Total Return[3]	4.94%	3.49%	-9.09%	25.08%	60.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,959	$6,801	$6,486	$4,761	$2,674
Ratio of Total Expenses to Average Net Assets	0.15%	0.18%	0.20%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.53%	2.38%	2.10%	2.29%
Portfolio Turnover Rate [4]	26%	8%	10%	12%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.01, $.02, $.03, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

72

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.31	$33.38	$37.34	$30.26	$19.85
Investment Operations
Net Investment Income	. 906.788		.813	.690[1]	.553[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.685	.285	(4.129)	6.818	10.795
Total from Investment Operations	1.591	1.073	(3.316)	7.508	11.348
Distributions
Dividends from Net Investment Income	(1.091)	(1.143)	(.644)	(.428)	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.091)	(1.143)	(.644)	(.428)	(.938)
Net Asset Value, End of Period	$33.81	$33.31	$33.38	$37.34	$30.26

Total Return[3]	4.96%	3.46%	-9.07%	25.04%	60.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,399	$927	$666	$644	$463
Ratio of Total Expenses to Average Net Assets	0.15%	0.18%	0.20%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.53%	2.38%	2.10%	2.29%
Portfolio Turnover Rate [4]	26%	8%	10%	12%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.03, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$26.36	$26.42	$29.55	$23.94	$15.71
Investment Operations
Net Investment Income	.725	. 643.657		.571[1]	.437[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.532	.225	(3.259)	5.388	8.547
Total from Investment Operations	1.257	.868	(2.602)	5.959	8.984
Distributions
Dividends from Net Investment Income	(.877)	(.928)	(.528)	(.349)	(.754)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.877)	(.928)	(.528)	(.349)	(.754)
Net Asset Value, End of Period	$26.74	$26.36	$26.42	$29.55	$23.94

Total Return[3]	4.95%	3.54%	-9.00%	25.13%	60.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,558	$2,495	$1,305	$3,473	$1,731
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.15%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.59%	2.45%	2.17%	2.33%
Portfolio Turnover Rate [4]	26%	8%	10%	12%	12%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.02, $.02, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

74

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
			Dec. 15,
	Year Ended		2010[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	2.426	2.131	2.215
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.792	.776	(11.911)
Total from Investment Operations	4.218	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(2.928)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.928)	(3.127)	(1.754)
Net Asset Value, End of Period	$88.97	$87.68	$87.90

Total Return[3]	4.99%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,320	$1,607	$1,581
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.68%	2.61%	2.48%[4]
Portfolio Turnover Rate [5]	26%	8%	10%

1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective
February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

75

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$41.65	$41.73	$46.70	$37.84	$24.83
Investment Operations
Net Investment Income	1.129	. 984	1.019	.870[1]	.668[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	.860	.367	(5.174)	8.535	13.520
Total from Investment Operations	1.989	1.351	(4.155)	9.405	14.188
Distributions
Dividends from Net Investment Income	(1.359)	(1.431)	(.815)	(.545)	(1.178)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.359)	(1.431)	(.815)	(.545)	(1.178)
Net Asset Value, End of Period	$42.28	$41.65	$41.73	$46.70	$37.84

Total Return	4.97%	3.47%	-9.09%	25.07%	60.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,083	$57,125	$46,289	$40,817	$15,537
Ratio of Total Expenses to Average Net Assets	0.15%	0.18%	0.20%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.53%	2.38%	2.10%	2.29%
Portfolio Turnover Rate [3]	26%	8%	10%	12%	12%

1 Calculated based on average shares outstanding.

2 Includes increases from purchase and redemption fees of $.00, $.01, $.02, $03, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

76

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead

77

Emerging Markets Stock Index Fund

of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

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Emerging Markets Stock Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $7,756,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	7,930,777	7,904,771	—
Common Stocks—Other	1,693,460	49,992,092	—
Temporary Cash Investments	1,036,717	19,527	—
Futures Contracts—Liabilities[1]	(1,076)	—	—
Total	10,659,878	57,916,390	—

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the U.S. Securities valued at $7,898,127,000 on October 31, 2013 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

D. At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	Nov 2013	4,000	119,160	1,096
MSCI Emerging Market	Dec 2013	1,257	64,352	770

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Emerging Markets Stock Index Fund

Unrealized appreciation (depreciation) on open MSCI Emerging Market futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2013, the fund realized net foreign currency losses of $29,228,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $67,228,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $25,262,000.

During the year ended October 31, 2013, the fund realized $1,802,672,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2013, the fund had $207,689,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $1,478,511,000 to offset taxable capital gains realized during the year ended October 31, 2013. At October 31, 2013, the fund had available capital loss carry forwards totaling $2,165,283,000 to offset future net capital gains of $59,682,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,433,000 through October 31, 2019.

At October 31, 2013, the cost of investment securities for tax purposes was $66,436,896,000. Net unrealized appreciation of investment securities for tax purposes was $2,140,448,000, consisting of unrealized gains of $10,321,183,000 on securities that had risen in value since their purchase and $8,180,735,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2013, the fund purchased $20,841,713,000 of investment securities and sold $25,397,159,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,595,039,000 and $6,992,784,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	467,727	17,369	461,330	17,657
Issued in Lieu of Cash Distributions	63,019	2,459	71,847	2,896
Redeemed [2]	(712,729)	(26,865)	(772,981)	(30,036)
Net Increase (Decrease)—Investor Shares	(181,983)	(7,037)	(239,804)	(9,483)
Admiral Shares
Issued[1]	1,340,995	37,938	1,097,353	31,972
Issued in Lieu of Cash Distributions	200,948	5,964	203,781	6,244
Redeemed [2]	(1,466,603)	(42,308)	(975,189)	(28,797)
Net Increase (Decrease) —Admiral Shares	75,340	1,594	325,945	9,419
Signal Shares
Issued[1]	816,165	24,280	415,797	12,662
Issued in Lieu of Cash Distributions	33,455	1,038	23,314	738
Redeemed [2]	(389,693)	(11,763)	(179,700)	(5,523)
Net Increase (Decrease)—Signal Shares	459,927	13,555	259,411	7,877
Institutional Shares
Issued[1]	1,710,001	63,821	1,500,915	57,836
Issued in Lieu of Cash Distributions	85,408	3,345	48,355	1,920
Redeemed [2]	(749,481)	(28,777)	(368,128)	(14,495)
Net Increase (Decrease) —Institutional Shares	1,045,928	38,389	1,181,142	45,261
Institutional Plus Shares
Issued[1]	1,158,428	12,922	340,365	3,972
Issued in Lieu of Cash Distributions	64,803	764	49,537	598
Redeemed [2]	(513,055)	(5,942)	(367,508)	(4,232)
Net Increase (Decrease) —Institutional Plus Shares	710,176	7,744	22,394	338
ETF Shares
Issued[1]	3,964,471	94,396	12,858,969	311,304
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(10,454,897)	(257,600)	(1,971,840)	(49,200)
Net Increase (Decrease)—ETF Shares	(6,490,426)	(163,204)	10,887,129	262,104

1 Includes purchase fees for fiscal 2012 of $7,361,000 (fund total). Effective February 29, 2012, the purchase fee was eliminated.

2 Net of redemption fees for fiscal 2012 of $2,602,000 (fund total). Effective May 23, 2012, the redemption fees were eliminated.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

81

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard
European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets
Stock Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2013

82

Special 2013 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $320,820,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $325,028,000 and foreign taxes paid of $16,674,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2014 to determine the calendar year amounts to be included on their 2013 tax returns.

Special 2013 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $93,755,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $105,043,000 and foreign taxes paid of $3,904,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2014 to determine the calendar year amounts to be included on their 2013 tax returns.

Special 2013 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,247,000,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $2,011,280,000 and foreign taxes paid of $215,459,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2014 to determine the calendar year amounts to be included on their 2013 tax returns.

83

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2013. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2013

	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	27.47%	12.18%	8.31%
Returns After Taxes on Distributions	26.43	11.30	7.67
Returns After Taxes on Distributions and Sale of Fund Shares	16.17	9.82	6.88

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	25.72%	11.45%	6.71%
Returns After Taxes on Distributions	24.85	10.88	6.24
Returns After Taxes on Distributions and Sale of Fund Shares	15.11	9.19	5.45

	One	Five	Ten
	Year	Years	Years
Emerging Markets Stock Index Fund Investor Shares
Returns Before Taxes	4.78%	14.47%	11.72%
Returns After Taxes on Distributions	3.89	13.90	11.32
Returns After Taxes on Distributions and Sale of Fund Shares	3.16	11.70	9.85

84

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with
$1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

85

Six Months Ended October 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2013	10/31/2013	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,129.38	$1.40
Admiral Shares	1,000.00	1,130.29	0.64
Signal Shares	1,000.00	1,130.38	0.64
Institutional Shares	1,000.00	1,130.32	0.48
FTSE Europe ETF Shares	1,000.00	1,130.74	0.64
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,019.53	$1.32
Admiral Shares	1,000.00	1,020.61	0.61
Signal Shares	1,000.00	1,020.67	0.61
Institutional Shares	1,000.00	1,021.38	0.46
FTSE Pacific ETF Shares	1,000.00	1,020.62	0.61
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$990.62	$1.66
Admiral Shares	1,000.00	991.25	0.70
Signal Shares	1,000.00	991.23	0.75
Institutional Shares	1,000.00	991.31	0.60
Institutional Plus Shares	1,000.00	991.45	0.50
FTSE Emerging Markets ETF Shares	1,000.00	991.48	0.70

86

Six Months Ended October 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2013	10/31/2013	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.75	0.46
FTSE Europe ETF Shares	1,000.00	1,024.60	0.61
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.75	0.46
FTSE Pacific ETF Shares	1,000.00	1,024.60	0.61
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.54	$1.68
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.45	0.77
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51
FTSE Emerging Markets ETF Shares	1,000.00	1,024.50	0.71

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, 0.09% for
Institutional Shares, and 0.12% for FTSE Europe ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.12% for Admiral
Shares, 0.12% for Signal Shares, 0.09% for Institutional Shares, and 0.12% for FTSE Pacific ETF Shares; and for the Emerging Markets Stock
Index Fund, 0.33% for Investor Shares, 0.14% for Admiral Shares, 0.15% for Signal Shares, 0.12% for Institutional Shares, 0.10% for
Institutional Plus Shares, and 0.14% for FTSE Emerging Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for share classes with less than six months of history.

87

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

88

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI
Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27,
2013; and FTSE Emerging Index thereafter.

Spliced European Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe
Index thereafter.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia
Pacific Index thereafter.

89

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);

Senior Advisor at New Mountain Capital; Trustee of

F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the

Board. Principal Occupation(s) During the Past Five	Amy Gutmann

Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal

Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President

by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.

of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science

Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary

each of the investment companies served by The	appointments at the Annenberg School for

Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education

Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the

Vanguard Group (1995–2008).	National Commission on the Humanities and Social

Sciences; Trustee of Carnegie Corporation of New

York and of the National Constitution Center; Chair
IndependentTrustees
of the U.S. Presidential Commission for the Study

Emerson U. Fullwood	of Bioethical Issues.

Born 1948. Trustee Since January 2008. Principal
JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive
Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America
Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox
Vice President and Chief Global Diversity Officer
Corporation (document management products and
(retired 2008) and Member of the Executive
services); Executive in Residence and 2010
Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester
(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation
products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of
(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health
the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,
for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North
of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.
at Syracuse University.

Rajiv L. Gupta
F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]
Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:
Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)
and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.
Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.
Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-
of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Chairman Emeritus and Senior Advisor
Museum of Art.
John J. Brennan
Peter F. Volanakis
Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal
Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
John C. Bogle
Overseer of the Amos Tuck School of Business
Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All rights in a FTSE index (the “Index”) vest in FTSE
Direct Investor Account Services > 800-662-2739	International Limited (“FTSE”). “FTSE®” is a trademark
of London Stock Exchange Group companies and is
Institutional Investor Services > 800-523-1036	used by FTSE under licence. The Vanguard Fund (the
Text Telephone for People	“Product”) has been developed solely by Vanguard. The
With Hearing Impairment > 800-749-7273	Index is calculated by FTSE or its agent. FTSE and its
licensors are not connected to and do not sponsor,
This material may be used in conjunction	advise, recommend, endorse or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
error in the Index or (b) investment in or operation of
the fund’s current prospectus.	the Product. FTSE makes no claim, prediction, warranty
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122013

Annual Report | October 31, 2013

Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the isks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2013

Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	23.79%
Institutional Shares	23.95
ETF Shares
Market Price	24.07
Net Asset Value	23.95
FTSE Global All Cap Index	24.34
Global Funds Average	24.61
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2012, Through October 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$19.46	$23.48	$0.537	$0.000
Institutional Shares	97.56	117.63	2.897	0.000
ETF Shares	47.76	57.60	1.403	0.000

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks were the engine behind the global stock markets’ advance during the fiscal year ended October 31, 2013. International equities also posted solid returns, driven primarily by Europe and Japan.

Vanguard Total World Stock Index Fund returned nearly 24% for the 12 months—its best performance since its inception in June 2008. The fund’s result was in line with that of its benchmark, the FTSE Global All Cap Index, but slightly behind the average return of its peers.

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

Stocks found a path to strong returns
U.S. stocks faced several challenges en route to an impressive return of about 29% for the 12 months ended October 31. Investors’ growing appetite for risk drove the rise, as corporate profit growth in general wasn’t particularly tantalizing.

Although the end of the fiscal year was notable for the budget impasse that resulted in October’s 16-day partial federal government shutdown, the period as a whole was marked by uncertainty about Federal Reserve monetary policy and concern about the economy’s patchy growth. Vanguard’s chief economist, Joe Davis, recently noted that “as was

2

the case at the start of the year, the U.S. economy continues to expand at a modest and uneven pace.”

The disparity between the performance of the U.S. economy and that of U.S. stocks may seem surprising, but Vanguard research has shown a weak relationship over the long term between a nation’s economic growth and its stock returns. (You can read more in The Outlook for Emerging Market Stocks in a Lower-Growth World, available at vanguard.com/research.)

Outside the United States, stocks returned about 20%.

Bond returns sagged as investors kept a close eye on the Fed
With investors fretting over the Fed’s next move in its stimulative bond-buying program, bonds recorded negative results for the 12 months. The broad U.S. taxable bond market returned –1.08%. The yield of the 10-year U.S. Treasury note closed at 2.54%, down from 2.63% at September’s close but up from 1.69% at the end of the previous fiscal year. (Bond yields and prices move in opposite directions.)

Municipal bonds returned –1.72%. Outside of the United States, bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –1.95%.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.40%	16.83%	15.84%
Russell 2000 Index (Small-caps)	36.28	17.69	17.04
Russell 3000 Index (Broad U.S. market)	28.99	16.89	15.94
MSCI All Country World Index ex USA (International)	20.29	6.04	12.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.08%	3.02%	6.09%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.72	3.60	6.37
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.07	0.12

CPI
Consumer Price Index	0.96%	2.21%	1.52%

3

The Fed’s target for short-term interest rates remained between 0% and 0.25%, severely limiting the returns of money market funds and savings accounts.

U.S. stocks propelled the fund’s total return
The Total World Stock Index Fund invests in more than 5,100 companies in both developed and emerging markets. For the fiscal year, the fund’s four largest categories—North America, Europe, the Pacific region, and emerging markets—had returns ranging from about 7% for the emerging markets to about 29% for Europe.

The United States, the index’s largest single-country holding, contributed more than half of the fund’s overall result. U.S. stocks produced strong gains across the board, particularly in financials, where slight improvements in the economy and investor confidence boosted the performance of large banks and financial services companies.

Despite Europe’s ongoing economic challenges, investors were confident about the European Central Bank’s plans to stabilize financial institutions and stimulate growth as the region emerges from recession. The fund’s European holdings all had double-digit returns, led by the United Kingdom, France, and Switzerland. Even countries such as Italy, Spain, Greece, and Portugal, which were most affected by the sovereign-debt crisis, delivered results of about 27% or more.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.35%	0.17%	0.19%	1.42%

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the fund’s expense ratios were 0.30% for Investor Shares, 0.16% for Institutional Shares, and 0.18% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2012.

Peer group: Global Funds.

4

Developed markets in the Pacific region also did well. Japan was the star performer. Investors applauded Prime Minister Shinzo Abe’s aggressive stimulus program aimed at ending the country’s deflation and reviving the economy. The program led to a significant weakening of the yen, which caused a strong rally in the stocks of export-oriented companies, including automakers and equipment manufacturers. Japanese banks also gained as asset prices rose and the economy improved. The fund’s holdings in Japan returned about 33%.

Emerging markets failed to keep pace with their developed counterparts. Investors were disappointed by slower economic growth in economies including China and Brazil. China, the largest of the emerging markets, turned in a positive return but added less than one-quarter of 1 percent to the fund’s overall result. Brazil and India, two other large holdings, posted negative results.

The fund’s track record is short but successful
Since its inception in June 2008, Vanguard Total World Stock Index Fund has had an average annual return of 4.92%, closely tracking its benchmark index and ahead of the average return of its peers.

It’s challenging to discuss a fund’s long-term track record when it has only existed for less than six years. Much of that performance was overshadowed by the 2008–2009 U.S. financial crisis and the global recession that followed.

Total Returns
Inception Through October 31, 2013
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	4.92%
Spliced Total World Stock Index	4.82
Global Funds Average	4.38

For a benchmark description, see the Glossary.

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Credit for the fund’s successful tracking of its benchmark index goes to its investment advisor, Vanguard’s Equity Investment Group. The team’s experience and sophisticated portfolio tracking techniques enabled the fund to capture the returns of its benchmark while keeping the associated costs low.

In challenging markets, index funds can be a solid portfolio foundation
As you know, index funds seek to capture the return of the market they track, minus only their operating expenses, which—at least at Vanguard—are typically very low. They do so by investing in an entire market or by relying on a sophisticated sampling technique.

In actively managed funds, by contrast, advisors troll the markets and reel in selected stocks or bonds that their analysis suggests will allow them to outperform their benchmarks. As we show in The Case for Index Fund Investing, a paper available at vanguard.com/research, there’s typically a big gap between hope and reality: Consistent outperformance by any one active manager has been rare.

I use the word “typically” because we believe that some actively managed funds, including Vanguard’s, can increase the odds of outperforming benchmarks over the long term. As demonstrated in a companion paper, The Case for Vanguard Active Management: Solving the Low-Cost/Top-Talent Paradox? (also at vanguard.com/research), the most reliable quantitative indicator of future manager success is low expenses—a Vanguard hallmark. As the paper’s title also implies, finding talented advisors is another key aspect of active investing. We believe we have the process in place to identify the best.

Even so, investors in actively managed funds should expect and be comfortable with the extended periods of underperfor-mance that such funds can undergo. These challenges help further clarify the potential benefits of indexing. Well-run index funds can offer you virtually the market return, year in and year out. In a portfolio that is diversified within asset classes and balanced among them, low-cost index funds can be the bedrock of a sound investment plan.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 18, 2013

6

Total World Stock Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.35%	0.17%	0.19%

Portfolio Characteristics
			FTSE
			Global
			All Cap
		Fund	Index
Number of Stocks		5,178	7,253
Median Market Cap		$33.7B	$34.1B
Price/Earnings Ratio		18.7x	18.7x
Price/Book Ratio		2.0x	2.0x
Return on Equity		15.4%	15.3%
Earnings Growth
Rate		8.6%	8.6%
Dividend Yield		2.3%	2.4%
Turnover Rate		12%	—
Short-Term Reserves		0.0%	—

Sector Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	5.9%	6.0%
Consumer Goods	12.9	12.9
Consumer Services	10.7	10.7
Financials	22.4	22.3
Health Care	9.1	9.1
Industrials	13.5	13.5
Oil & Gas	9.1	9.1
Technology	9.4	9.4
Telecommunications	3.7	3.7
Utilities	3.3	3.3

Volatility Measures
Spliced Total
World Stock
Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	1.2%
Exxon Mobil Corp.	Integrated Oil & Gas	1.0
Google Inc.	Internet	0.7
Microsoft Corp.	Software	0.7
General Electric Co.	Diversified Industrials	0.7
Johnson & Johnson	Pharmaceuticals	0.6
Nestle SA	Food Products	0.6
Chevron Corp.	Integrated Oil & Gas	0.6
Procter & Gamble Co.	Nondurable
	Household Products	0.6
Wells Fargo & Co.	Banks	0.6
Top Ten		7.3%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the expense ratios were 0.30% for Investor Shares, 0.16% for Institutional Shares, and 0.18% for ETF Shares.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	8.1%	8.1%
France	3.3	3.3
Germany	3.1	3.1
Switzerland	3.1	3.1
Spain	1.2	1.2
Sweden	1.1	1.2
Netherlands	1.0	1.1
Other	3.0	2.9
Subtotal	23.9%	24.0%
Pacific
Japan	8.1%	8.1%
Australia	3.0	3.0
South Korea	1.7	1.7
Hong Kong	1.3	1.3
Other	0.7	0.7
Subtotal	14.8%	14.8%
Emerging Markets
China	1.9%	1.9%
Taiwan	1.4	1.4
Brazil	1.3	1.3
Other	4.7	4.7
Subtotal	9.3%	9.3%
North America
United States	48.1%	48.0%
Canada	3.7	3.7
Subtotal	51.8%	51.7%
Middle East	0.2%	0.2%

8

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended October 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/26/2008)	Investment

Total World Stock Index
Fund*Investor Shares	23.79%	13.53%	4.92%	$12,929

•••••••• Spliced Total World Stock Index	24.34	13.97	4.82	12,864

Global Funds Average	24.61	13.12	4.38	12,578

For a benchmark description, see the Glossary.

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	23.95%	13.75%	14.19%	$9,782,601
Spliced Total World Stock Index	24.34	13.97	13.55	9,509,690

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

9

Total World Stock Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	23.95%	13.73%	4.80%	$12,849
Spliced Total World Stock Index	24.34	13.97	4.65	12,752

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2013

			Since
	One	Five	Inception
	Year	Years	(6/24/2008)
Total World Stock Index Fund ETF Shares Market
Price	24.07%	86.73%	28.41%
Total World Stock Index Fund ETF Shares Net
Asset Value	23.95	90.27	28.49
Spliced Total World Stock Index	24.34	92.32	26.85

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2013

For a benchmark description, see the Glossary.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

10

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	18.71%	7.84%	4.26%
Institutional Shares	10/9/2008	18.88	—	13.59
ETF Shares	6/24/2008
Market Price		18.90	7.23	4.13
Net Asset Value		18.88	8.03	4.14

11

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	165,509	11,917	0.3%
BHP Billiton Ltd.	334,835	11,838	0.3%
Westpac Banking Corp.	317,565	10,310	0.2%
Australia—Other †		90,592	2.2%
		124,657	3.0%

Austria †		5,137	0.1%

Belgium †		18,131	0.4%

Brazil †		54,101	1.3%

Canada
Imperial Oil Ltd.	23,890	1,043	0.0%
Canada—Other †		152,069	3.7%
		153,112	3.7%

Chile †		8,153	0.2%

China
China Mobile Ltd.	557,861	5,797	0.2%
China Construction Bank Corp.	7,445,060	5,792	0.2%
Industrial & Commercial Bank of China Ltd.	7,459,245	5,229	0.1%
Bank of China Ltd.	7,592,800	3,565	0.1%
CNOOC Ltd.	1,726,464	3,512	0.1%
PetroChina Co. Ltd.	2,366,000	2,694	0.1%
China Petroleum & Chemical Corp.	3,124,314	2,529	0.1%
China Life Insurance Co. Ltd.	856,000	2,260	0.1%
China Overseas Land & Investment Ltd.	470,480	1,458	0.1%
China Shenhua Energy Co. Ltd.	466,000	1,417	0.0%

12

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Agricultural Bank of China Ltd.	2,305,500	1,111	0.0%
	China Telecom Corp. Ltd.	1,840,034	961	0.0%
	PICC Property & Casualty Co. Ltd.	486,466	746	0.0%
	China Resources Land Ltd.	186,000	539	0.0%
	China Resources Power Holdings Co. Ltd.	187,400	491	0.0%
	China CITIC Bank Corp. Ltd.	847,010	476	0.0%
	Kunlun Energy Co. Ltd.	280,000	458	0.0%
	Dongfeng Motor Group Co. Ltd.	292,000	413	0.0%
	China Merchants Holdings International Co. Ltd.	116,000	411	0.0%
1	People’s Insurance Co. Group of China Ltd.	826,000	390	0.0%
	China State Construction International Holdings Ltd.	218,000	367	0.0%
	Beijing Capital International Airport Co. Ltd.	510,000	360	0.0%
	China Oilfield Services Ltd.	128,000	358	0.0%
	China Resources Enterprise Ltd.	100,000	354	0.0%
	China Communications Construction Co. Ltd.	373,375	305	0.0%
*,^	Aluminum Corp. of China Ltd.	705,331	261	0.0%
	China Coal Energy Co. Ltd.	408,000	250	0.0%
	Guangzhou Automobile Group Co. Ltd.	209,857	249	0.0%
	Sinopharm Group Co. Ltd.	91,600	248	0.0%
	China Longyuan Power Group Corp.	201,000	231	0.0%
	China Railway Construction Corp. Ltd.	182,626	200	0.0%
	China Railway Group Ltd.	331,000	187	0.0%
	China Resources Gas Group Ltd.	64,000	166	0.0%
	CSR Corp. Ltd.	197,000	164	0.0%
*,1	Sinopec Engineering Group Co. Ltd.	101,135	148	0.0%
	China Communications Services Corp. Ltd.	234,000	143	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	141	0.0%
*	China COSCO Holdings Co. Ltd.	276,500	131	0.0%
^	CITIC Pacific Ltd.	91,000	130	0.0%
	China BlueChemical Ltd.	176,000	113	0.0%
*	China Foods Ltd.	230,000	104	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	104	0.0%
	Franshion Properties China Ltd.	294,000	102	0.0%
	AviChina Industry & Technology Co. Ltd.	200,000	95	0.0%
	China Agri-Industries Holdings Ltd.	176,800	83	0.0%
^	Sinopec Kantons Holdings Ltd.	90,000	82	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	79	0.0%
	Air China Ltd.	116,000	79	0.0%
	China Resources Cement Holdings Ltd.	106,000	71	0.0%
*,1	China Galaxy Securities Co. Ltd.	103,000	70	0.0%
	China Power International Development Ltd.	178,000	70	0.0%
*,^	Angang Steel Co. Ltd.	114,000	69	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	38,800	61	0.0%
	China Southern Airlines Co. Ltd.	88,000	32	0.0%
	China—Other †		33,687	0.8%
			79,543	1.9%

Colombia †			4,040	0.1%

Czech Republic †			1,223	0.0%

Denmark †			19,162	0.5%

Egypt †			1,011	0.0%

13

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Finland †		16,195	0.4%

France
Total SA	209,021	12,824	0.3%
Sanofi	118,556	12,641	0.3%
France—Other †		112,075	2.7%
		137,540	3.3%
Germany
Siemens AG	87,427	11,173	0.3%
Bayer AG	85,045	10,550	0.2%
Germany—Other †		108,520	2.6%
		130,243	3.1%
Greece †		2,562	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	330,500	1,079	0.0%
CITIC Telecom International Holdings Ltd.	302,500	95	0.0%
Hong Kong—Other †		51,501	1.3%
		52,675	1.3%

Hungary †		1,282	0.0%

[1]India †		33,390	0.8%

Indonesia †		10,832	0.3%

Ireland †		6,434	0.1%
Israel †		8,001	0.2%

Italy †		35,616	0.8%
Japan
Toyota Motor Corp.	275,230	17,845	0.4%
Japan—Other †		317,001	7.6%
		334,846	8.0%

[1]Malaysia †		19,019	0.5%

Mexico †		20,832	0.5%
Morocco †		133	0.0%
Netherlands †		43,181	1.0%

New Zealand †		3,316	0.1%
Norway †		14,551	0.3%
Other
2 Vanguard FTSE Emerging Markets ETF	117,550	4,922	0.1%
Other—Other †		41	0.0%
		4,963	0.1%

14

Total World Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Peru †		1,406	0.0%

Philippines †		6,535	0.2%

Poland †		7,177	0.2%

Portugal †		2,893	0.1%

Russia †		25,433	0.6%

Singapore †		25,907	0.6%

South Africa †		33,537	0.8%

South Korea
Samsung Electronics Co. Ltd. GDR	23,110	16,017	0.4%
South Korea—Other †		54,948	1.3%
		70,965	1.7%

Spain †		48,679	1.2%

Sweden †		47,429	1.1%

Switzerland
Nestle SA	336,621	24,299	0.6%
Roche Holding AG	72,548	20,062	0.5%
Novartis AG	240,828	18,694	0.4%
Switzerland—Other †		65,536	1.6%
		128,591	3.1%

Taiwan †		59,348	1.4%

Thailand †		12,731	0.3%

Turkey †		7,916	0.2%

United Arab Emirates †		2,039	0.0%

United Kingdom
HSBC Holdings plc	1,928,734	21,142	0.5%
Vodafone Group plc	5,064,099	18,549	0.4%
BP plc	1,963,310	15,241	0.4%
GlaxoSmithKline plc	508,573	13,407	0.3%
Royal Dutch Shell plc Class A	393,611	13,109	0.3%
British American Tobacco plc	198,159	10,933	0.3%
United Kingdom—Other †		240,198	5.8%
		332,579	8.0%
United States
Apple Inc.	94,578	49,403	1.2%
Exxon Mobil Corp.	454,349	40,719	1.0%
* Google Inc. Class A	28,863	29,746	0.7%
Microsoft Corp.	778,805	27,531	0.7%
General Electric Co.	1,046,092	27,345	0.6%
Johnson & Johnson	282,234	26,138	0.6%

15

Total World Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Chevron Corp.		201,208	24,137	0.6%
Procter & Gamble Co.		296,848	23,970	0.6%
Wells Fargo & Co.		544,481	23,244	0.5%
Pfizer Inc.		687,859	21,103	0.5%
JPMorgan Chase & Co.		394,146	20,314	0.5%
International Business Machines Corp.		113,032	20,256	0.5%
AT&T Inc.		545,905	19,762	0.5%
Coca-Cola Co.		431,005	17,055	0.4%
Bank of America Corp.		1,108,995	15,482	0.4%
Citigroup Inc.		313,368	15,286	0.4%
Philip Morris International Inc.		167,113	14,893	0.4%
Verizon Communications Inc.		291,268	14,712	0.3%
PepsiCo Inc.		164,284	13,815	0.3%
* Amazon.com Inc.		37,765	13,748	0.3%
Merck & Co. Inc.		298,664	13,467	0.3%
Wal-Mart Stores Inc.		172,995	13,277	0.3%
* Berkshire Hathaway Inc. Class B		111,699	12,854	0.3%
Schlumberger Ltd.		136,213	12,766	0.3%
Walt Disney Co.		185,113	12,697	0.3%
QUALCOMM Inc.		181,763	12,627	0.3%
Intel Corp.		511,776	12,503	0.3%
Cisco Systems Inc.		544,760	12,257	0.3%
Oracle Corp.		364,285	12,204	0.3%
Home Depot Inc.		150,444	11,718	0.3%
* Gilead Sciences Inc.		155,950	11,071	0.3%
Visa Inc. Class A		56,145	11,042	0.3%
United States—Other †			1,387,608	33.2%
			1,994,750	47.8%
Total Common Stocks (Cost $3,352,168)			4,151,796	99.4%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.120%	57,650,589	57,651	1.4%

6U.S. Government and Agency Obligations †			1,299	0.0%
Total Temporary Cash Investments (Cost $58,950)			58,950	1.4%[3]
Total Investments (Cost $3,411,118)			4,210,746	100.8%
Other Assets and Liabilities
Other Assets			9,291	0.2%
Liabilities[5]			(43,921)	(1.0%)
			(34,630)	(0.8%)
Net Assets			4,176,116	100.0%

16

Total World Stock Index Fund

At October 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	3,422,492
Undistributed Net Investment Income	6,966
Accumulated Net Realized Losses	(53,977)
Unrealized Appreciation (Depreciation)
Investment Securities	799,628
Futures Contracts	841
Forward Currency Contracts	118
Foreign Currencies	48
Net Assets	4,176,116

Investor Shares—Net Assets
Applicable to 26,200,861 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	615,067
Net Asset Value Per Share—Investor Shares	$23.48

Institutional Shares—Net Assets
Applicable to 6,153,170 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	723,792
Net Asset Value Per Share—Institutional Shares	$117.63

ETF Shares—Net Assets
Applicable to 49,258,719 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,837,257
Net Asset Value Per Share—ETF Shares	$57.60

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,871,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $2,060,000.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $35,573,000 of collateral received for securities on loan.
6 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1,2]	80,786
Interest[2]	44
Securities Lending	1,047
Total Income	81,877
Expenses
The Vanguard Group—Note B
Investment Advisory Services	228
Management and Administrative—Investor Shares	1,244
Management and Administrative—Institutional Shares	604
Management and Administrative—ETF Shares	2,940
Marketing and Distribution—Investor Shares	107
Marketing and Distribution—Institutional Shares	114
Marketing and Distribution—ETF Shares	504
Custodian Fees	382
Auditing Fees	37
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	30
Trustees’ Fees and Expenses	3
Total Expenses	6,201
Net Investment Income	75,676
Realized Net Gain (Loss)
Investment Securities Sold[2]	28,224
Futures Contracts	2,691
Foreign Currencies and Forward Currency Contracts	(467)
Realized Net Gain (Loss)	30,448
Change in Unrealized Appreciation (Depreciation)
Investment Securities	567,038
Futures Contracts	1,233
Foreign Currencies and Forward Currency Contracts	286
Change in Unrealized Appreciation (Depreciation)	568,557
Net Increase (Decrease) in Net Assets Resulting from Operations	674,681

1 Dividends are net of foreign withholding taxes of $4,541,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $138,000, $43,000, and $154,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,676	45,340
Realized Net Gain (Loss)	30,448	(27,876)
Change in Unrealized Appreciation (Depreciation)	568,557	147,177
Net Increase (Decrease) in Net Assets Resulting from Operations	674,681	164,641
Distributions
Net Investment Income
Investor Shares	(11,989)	(9,909)
Institutional Shares	(13,244)	(8,061)
ETF Shares	(56,101)	(40,931)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(81,334)	(58,901)
Capital Share Transactions
Investor Shares	159,086	58,255
Institutional Shares	302,700	117,214
ETF Shares	968,235	423,617
Net Increase (Decrease) from Capital Share Transactions	1,430,021	599,086
Total Increase (Decrease)	2,023,368	704,826
Net Assets
Beginning of Period	2,152,748	1,447,922
End of Period[1]	4,176,116	2,152,748

1 Net Assets—End of Period includes undistributed net investment income of $6,966,000 and $12,313,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.46	$18.40	$18.85	$16.66	$13.71
Investment Operations
Net Investment Income	. 473	. 399	. 380	.359[1]	.328[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	4.084	1.263	(.480)	2.076	2.698
Total from Investment Operations	4.557	1.662	(.100)	2.435	3.026
Distributions
Dividends from Net Investment Income	(. 537)	(. 602)	(. 350)	(. 245)	(. 076)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 537)	(. 602)	(. 350)	(. 245)	(. 076)
Net Asset Value, End of Period	$23.48	$19.46	$18.40	$18.85	$16.66

Total Return[3]	23.79%	9.29%	-0.61%	14.73%	22.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$615	$364	$286	$255	$131
Ratio of Total Expenses to
Average Net Assets	0.30%	0.35%	0.40%	0.45%	0.50%
Ratio of Net Investment Income to
Average Net Assets	2.28%	2.44%	2.30%	2.03%	2.28%
Portfolio Turnover Rate [4]	12%	16%	10%	7%	18%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.01, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$97.56	$92.36	$94.62	$83.54	$68.63
Investment Operations
Net Investment Income	2.506	2.167	2.124	1.893[1]	1.884[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	20.461	6.336	(2.459)	10.538	13.457
Total from Investment Operations	22.967	8.503	(. 335)	12.431	15.341
Distributions
Dividends from Net Investment Income	(2.897)	(3.303)	(1.925)	(1.351)	(.431)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.897)	(3.303)	(1.925)	(1.351)	(.431)
Net Asset Value, End of Period	$117.63	$97.56	$92.36	$94.62	$83.54

Total Return[3]	23.95%	9.50%	-0.44%	15.01%	22.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$724	$325	$191	$48	$17
Ratio of Total Expenses to
Average Net Assets	0.16%	0.17%	0.20%	0.23%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.62%	2.50%	2.25%	2.53%
Portfolio Turnover Rate [4]	12%	16%	10%	7%	18%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.03, $.03, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$47.76	$45.21	$46.30	$40.88	$33.59
Investment Operations
Net Investment Income	1.218	1.056	1.020	.964[1]	.871[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	10.025	3.096	(1.192)	5.118	6.622
Total from Investment Operations	11.243	4.152	(.172)	6.082	7.493
Distributions
Dividends from Net Investment Income	(1.403)	(1.602)	(.918)	(. 662)	(. 203)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.403)	(1.602)	(.918)	(. 662)	(. 203)
Net Asset Value, End of Period	$57.60	$47.76	$45.21	$46.30	$40.88

Total Return	23.95%	9.47%	-0.46%	15.00%	22.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,837	$1,463	$971	$733	$499
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.22%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.60%	2.48%	2.23%	2.48%
Portfolio Turnover Rate [3]	12%	16%	10%	7%	18%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.03, $.02, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

23

Total World Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Total World Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $457,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

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Total World Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determin the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	1,994,750	—	—
Common Stocks—International	209,469	1,942,545	69
Common Stocks—Other	4,922	21	20
Temporary Cash Investments	57,651	1,299	—
Futures Contracts—Liabilities[1]	(83)	—	—
Forward Currency Contracts—Assets	—	118	—
Total	2,266,709	1,943,983	89
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	118	118

Liabilities	(83)	—	(83)

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Total World Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,691	—	2,691
Forward Currency Contracts	—	(220)	(220)
Realized Net Gain (Loss) on Derivatives	2,691	(220)	2,471

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,233	—	1,233
Forward Currency Contracts	—	203	203
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,233	203	1,436

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2013	26	11,381	447
Dow Jones EURO STOXX 50 Index	December 2013	78	3,244	215
FTSE 100 Index	December 2013	26	2,802	62
Topix Index	December 2013	18	2,201	39
E-mini S&P Mid-Cap 400 Index	December 2013	17	2,187	78

Unrealized appreciation (depreciation) on open S&P 500 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P Mid-Cap 400 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Total World Stock Index Fund

At October 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/27/2013	EUR	2,240	USD	2,991	50
UBS AG	12/27/2013	GBP	1,709	USD	2,716	23
UBS AG	12/17/2013	JPY	212,502	USD	2,117	45
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2013, the fund realized net foreign currency losses of $247,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $558,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $6,315,000.

During the year ended October 31, 2013, the fund realized $19,458,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2013, the fund had $14,639,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $12,107,000 to offset taxable capital gains realized during the year ended October 31, 2013. At October 31, 2013, the fund had available capital losses totaling $52,949,000 to offset future net capital gains. Of this amount, $24,146,000 is subject

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Total World Stock Index Fund

to expiration dates; $572,000, may be used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $28,803,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2013, the cost of investment securities for tax purposes was $3,417,541,000. Net unrealized appreciation of investment securities for tax purposes was $793,205,000, consisting of unrealized gains of $885,656,000 on securities that had risen in value since their purchase and $92,451,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2013, the fund purchased $1,844,984,000 of investment securities and sold $419,514,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,013,187,000 and $49,570,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	240,328	11,302	126,855	6,823
Issued in Lieu of Cash Distributions	11,215	536	9,219	504
Redeemed [2]	(92,457)	(4,362)	(77,819)	(4,151)
Net Increase (Decrease)—Investor Shares	159,086	7,476	58,255	3,176
Institutional Shares
Issued[1]	346,071	3,226	162,632	1,759
Issued in Lieu of Cash Distributions	11,524	110	7,814	85
Redeemed [2]	(54,895)	(518)	(53,232)	(580)
Net Increase (Decrease) —Institutional Shares	302,700	2,818	117,214	1,264
ETF Shares
Issued[1]	1,017,912	19,629	452,279	9,760
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(49,677)	(1,000)	(28,662)	(600)
Net Increase (Decrease) —ETF Shares	968,235	18,629	423,617	9,160

1 Includes purchase fees for fiscal 2012 of $46,000 (fund totals). Effective February 29, 2012, the purchase fee was eliminated. 2 Net of redemption fees for fiscal 2012 of $28,000 (fund totals). Effective May 23, 2012, redemption fees were eliminated.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2013

Special 2013 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the
Internal Revenue Code.
The fund distributed $66,455,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 33.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund designates to shareholders foreign source income of $46,035,000 and foreign taxes paid of $3,038,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2013. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2013

			Since
	One	Five	Inception
	Year	Years	(6/26/2008)
Returns Before Taxes	23.79%	13.53%	4.92%
Returns After Taxes on Distributions	23.07	13.17	4.61
Returns After Taxes on Distributions and Sale of Fund Shares	13.99	10.91	3.88

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended October 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2013	10/31/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,088.51	$1.53
Institutional Shares	1,000.00	1,088.99	0.84
ETF Shares	1,000.00	1,089.18	0.95
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.74	$1.48
Institutional Shares	1,000.00	1,024.40	0.82
ETF Shares	1,000.00	1,024.30	0.92

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares, 0.16% for Institutional Shares, and 0.18% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: Consists of the FTSE All-World Index through December 18, 2011, and the FTSE Global All Cap Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010)
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008)
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122013

Annual Report | October 31, 2013

Vanguard FTSE International Index Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	9
FTSE All-World ex-US Small-Cap Index Fund.	35
Your Fund’s After-Tax Returns.	57
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2013

Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	19.97%
Admiral™ Shares	20.14
Institutional Shares	20.16
Institutional Plus Shares	20.18
ETF Shares
Market Price	19.99
Net Asset Value	20.12
FTSE All-World ex US Index	20.53
International Funds Average	22.79
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	21.25%
Institutional Shares	21.51
ETF Shares
Market Price	21.82
Net Asset Value	21.50
FTSE Global Small Cap ex US Index	21.64
International Small-Cap Funds Average	29.42
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

For the 12 months ended October 31, 2013, international stocks posted positive results, with small-capitalization companies outpacing their larger-cap counterparts. In this investment environment, Vanguard FTSE All-World ex-US Index Fund, which invests in international large- and mid-cap stocks, returned 19.97%. Vanguard FTSE All-World ex-US Small-Cap Index Fund, which invests in smaller international companies, posted results of 21.25%. (All returns mentioned in this letter are for the funds’ Investor Shares.)

Each fund closely tracked its benchmark index but lagged the average returns of its peer funds. (This was particularly the case for the small-cap fund.) The peer funds include both actively and passively managed international funds.

On a separate note, in October, the FTSE All-World ex-US Small-Cap Index Fund’s fee on purchases and redemptions was reduced from 0.50% to 0.25%.

If you hold your shares in a taxable account, you may wish to review information on the funds’ after-tax returns later in this report.

Amid uncertainties, U.S. stocks found a path to strong returns
U.S. stocks faced several challenges en route to an impressive return of about 29% for the fiscal year. Investors’ growing appetite for risk drove the rise in stocks, as corporate profit growth, in general, wasn’t particularly tantalizing.

2

Although the end of the fiscal year was notable for the budget impasse that resulted in October’s 16-day partial shutdown of the federal government, the period as a whole was marked by uncertainty about Federal Reserve monetary policy and concern about the economy’s patchy growth. Vanguard’s chief economist, Joe Davis, recently noted that “as was the case at the start of the year, the U.S. economy continues to expand at a modest and uneven pace.”

The disparity between the performance of the U.S. economy and that of U.S. stocks may seem surprising—but Vanguard research has shown that over the long term, a nation’s economic growth has a weak relationship with its stock returns.

(You can read more in The Outlook for Emerging Market Stocks in a Lower-Growth World, available at vanguard.com/research.)

Outside the United States, stocks returned about 20%. The developed markets of Europe and the Asia-Pacific region delivered robust gains; emerging-market stocks failed to keep pace.

Bond returns sagged as investors kept a close eye on the Fed
With investors fretting over the Fed’s next move in its stimulative bond-buying program, bonds recorded negative results for the 12 months. The broad U.S. taxable bond market returned –1.08%. The yield of the 10-year Treasury note closed at 2.54%, down from 2.63% at September’s close,

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.40%	16.83%	15.84%
Russell 2000 Index (Small-caps)	36.28	17.69	17.04
Russell 3000 Index (Broad U.S. market)	28.99	16.89	15.94
MSCI All Country World Index ex USA (International)	20.29	6.04	12.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.08%	3.02%	6.09%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.72	3.60	6.37
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.07	0.12

CPI
Consumer Price Index	0.96%	2.21%	1.52%

3

but up from 1.69% at the end of the previous fiscal year. (Bond yields and prices move in opposite directions.) Municipal bonds returned –1.72%.

Bond markets outside the United States (as measured by the Barclays Global Aggregate Index ex USD) returned –1.95%.

The Fed’s target for short-term interest rates remained at 0%–0.25%, severely limiting returns of money market funds and savings accounts.

International small-cap stocks surpassed larger counterparts
As I mentioned earlier, in the international arena, small-cap stocks outperformed their larger-cap brethren for the period; this gave the FTSE All-World ex-US Small-Cap Index Fund a modest edge over its larger-cap counterpart. Both funds posted positive results in all geographic regions, with Europe making up the bulk of the funds’ returns.

Europe’s comeback over the fiscal year was impressive, and investors seemed to take heart from some tentative signs of improvement in the region. Each country posted a positive result for both funds, generating a 12-month return for the region of almost 29% in the larger-cap fund and more than 40% in the small-cap fund.

Stocks in the United Kingdom, which accounted for about one-third of each fund’s European assets, on average, for the period, contributed most to the returns of each fund. In the larger-cap fund, returns

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.30%	0.15%	0.12%	0.10%	0.15%	1.33%
FTSE All-World ex-US Small-Cap Index
Fund	0.45	—	0.24	—	0.25	1.55

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.40% for Investor Shares, 0.19% for Institutional Shares, and 0.20% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

of more than 30% were generated by stocks in several European countries, including France, Switzerland, Germany, Spain, the Netherlands, Sweden, Italy, Belgium, and Greece. Finnish and Irish stocks, which make up a very small percentage of this fund’s holdings (less than 1% each), turned in impressive results: about 57% and 49%, respectively.

In the small-cap fund, most European markets posted strong double-digit gains, ranging from about 18% for Belgium to more than 90% for Denmark. Stocks in Germany were the single-digit exception, returning about 7%.

Markets were also mostly strong throughout the Pacific region, with the bulk of both funds’ regional return coming from Japan. Japanese stocks were up about 34% in the larger-cap fund and about 28% in the small-cap fund, buoyed by the new prime minister’s launching of an aggressive stimulus program aimed at ending deflation and breathing new life into the country’s economy.

Strong double-digit returns from Australia, Hong Kong, Singapore, and New Zealand also helped boost the larger-cap fund’s performance. Of these countries, all but Australia also turned in gains for the small-cap fund. (Australian stocks returned about –8%.)

Returns for emerging-market stocks varied greatly. In aggregate, they returned more than 6% for the larger-cap fund and almost 11% for the small-cap fund. Stocks from

Total Returns
Inception Through October 31, 2013
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: (3/8/2007)	2.12%
FTSE All-World ex US Index	2.65
International Funds Average	1.29
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: (4/2/2009)	18.63%
FTSE Global Small Cap ex US Index	19.66
International Small-Cap Funds Average	21.58
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Taiwan, China, and South Africa contributed most to both funds’ returns, but these gains were somewhat offset by weakness in Indonesia, Chile, and Brazil (in the larger-cap fund) and India, Brazil, and Indonesia (in the small-cap fund).

Both funds were helped by Canadian stocks, which posted single-digit gains for the period. The Middle East market—which accounts for only a very small percentage of both indexes and includes only Israeli stocks—also added modestly to each fund’s performance.

The funds have successfully tracked their benchmarks since inception
Since inception, Vanguard FTSE All-World ex-US Index Fund, which was launched in March 2007, has endured extreme periods of volatility, including one of the worst global recessions in many decades and fallout over Europe’s sovereign-debt crisis. Despite the tumultuous market environment, the fund has managed to return an average of 2.12% annually.

FTSE All-World ex-US Small-Cap Index Fund, which launched in April 2009 after the financial crisis, has returned an impressive 18.63% annually since inception.

Both funds have met their objectives of capturing the returns of their respective benchmarks after taking into account fair-value pricing adjustments, expenses, and transaction costs.

In challenging markets, index funds can be a solid portfolio foundation
As discussed, index funds seek to capture the return of the market they track, minus only their operating expenses, which—at least at Vanguard—are typically very low. The funds do so by investing in an entire market or by relying on a sophisticated market sampling technique.

In actively managed funds, by contrast, advisors troll the markets and reel in selected stocks or bonds that their analysis suggests will allow them to outperform their benchmarks. As we show in The Case for Index Fund Investing, a paper available at vanguard.com/research, there’s typically a big gap between hope and reality: Consistent outperformance by any one active manager has been rare.

I used the word “typically” because we believe that some actively managed funds, including Vanguard’s, can increase the odds of outperforming benchmarks over the long term. As demonstrated in a companion paper, The Case for Vanguard Active Management: Solving the Low-Cost/Top-Talent Paradox? (also at vanguard.com/research), the most reliable quantitative indicator of future manager success is low expenses—a Vanguard hallmark. And, as the paper’s title implies, finding talented advisors is a key aspect of active investing. We believe we have the process in place to identify the best.

6

Even so, investors in actively managed funds should expect, and be comfortable with, the extended periods of under-performance that actively managed funds can undergo. The challenges of active investing, conversely, point to the potential benefits of indexing. Well-run index funds can offer you virtually the market return, year in and year out. In a portfolio that is diversified within asset classes, and balanced among them, low-cost index funds can be the bedrock of a sound investment plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 18, 2013

7

Your Fund’s Performance at a Glance
October 31, 2012, Through October 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$17.03	$19.81	$0.552	$0.000
Admiral Shares	26.86	31.21	0.942	0.000
Institutional Shares	85.14	98.93	3.002	0.000
Institutional Plus Shares	90.17	104.76	3.209	0.000
ETF Shares	43.21	50.20	1.509	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$33.21	$38.99	$1.113	$0.000
Institutional Shares	166.39	195.32	5.982	0.000
ETF Shares	87.11	102.21	3.159	0.000

8

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VFWIX	VFWAX	VFWSX	VFWPX	VEU
Expense Ratio[1]	0.30%	0.15%	0.12%	0.10%	0.15%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,342	2,262
Median Market Cap	$33.3B	$33.3B
Price/Earnings Ratio	17.5x	17.4x
Price/Book Ratio	1.7x	1.7x
Return on Equity	14.4%	14.4%
Earnings Growth
Rate	6.5%	6.8%
Dividend Yield	2.7%	2.8%
Turnover Rate	8%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)

		FTSE
		All-World
	Fund	ex US Index
Basic Materials	8.7%	8.7%
Consumer Goods	15.6	15.6
Consumer Services	7.6	7.6
Financials	26.8	26.7
Health Care	7.0	7.0
Industrials	12.5	12.6
Oil & Gas	8.7	8.8
Technology	4.1	4.1
Telecommunications	5.5	5.4
Utilities	3.5	3.5

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Nestle SA	Food Products	1.2%
Royal Dutch Shell plc	Integrated Oil & Gas	1.1
HSBC Holdings plc	Banks	1.1
Roche Holding AG	Pharmaceuticals	1.0
Novartis AG	Pharmaceuticals	1.0
BHP Billiton Ltd.	General Mining	1.0
Vodafone Group plc	Mobile
	Telecommunications	1.0
Toyota Motor Corp.	Automobiles	0.9
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.8
BP plc	Integrated Oil & Gas	0.8
Top Ten		9.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the expense ratios were 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares.

9

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)

		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	15.3%	15.3%
France	6.9	6.7
Switzerland	6.3	6.3
Germany	6.2	6.2
Spain	2.3	2.3
Sweden	2.2	2.2
Netherlands	2.0	2.1
Italy	1.6	1.7
Other	3.3	3.3
Subtotal	46.1%	46.1%
Pacific
Japan	15.7%	15.9%
Australia	6.0	6.0
South Korea	3.3	3.3
Hong Kong	2.6	2.6
Singapore	1.1	1.1
Other	0.1	0.1
Subtotal	28.8%	29.0%
Emerging Markets
China	3.8%	3.8%
Brazil	2.6	2.6
Taiwan	2.4	2.4
South Africa	1.7	1.7
India	1.6	1.6
Russia	1.3	1.2
Mexico	1.0	1.0
Other	3.8	3.7
Subtotal	18.2%	18.0%
North America
Canada	6.5%	6.5%
Middle East	0.4%	0.4%

10

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended October 31, 2013
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(3/8/2007)	Investment

	FTSE All-World ex-US Index
	Fund*Investor Shares	19.97%	12.31%	2.12%	$11,500

••••••••	FTSE All-World ex US Index	20.53	13.02	2.65	11,899

– – – –	International Funds Average	22.79	11.88	1.29	10,891

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	20.14%	15.87%	$13,612
FTSE All-World ex US Index	20.53	15.87	13,612

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2013
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	20.16%	12.53%	1.29%	$5,434,613

FTSE All-World ex US Index	20.53	13.02	1.45	5,490,379

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	20.18%	5.77%	$117,501,349
FTSE All-World ex US Index	20.53	6.07	118,458,715

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	20.12%	12.47%	2.57%	$11,846
FTSE All-World ex US Index	20.53	13.02	2.78	12,004

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2013
			Since
	One	Five	Inception
	Year	Years	(3/2/2007)
FTSE All-World ex-US Index Fund ETF Shares
iMarket Price	19.99%	78.21%	18.41%
FTSE All-World ex-US Index Fund ETF Shares
Net Asset Value	20.12	79.94	18.46
FTSE All-World ex US Index	20.53	84.42	20.04

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

12

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2013

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	16.66%	5.96%	1.62%
Admiral Shares	9/27/2011	16.88	—	14.63
Institutional Shares	4/30/2007	16.90	6.19	0.77
Institutional Plus Shares	12/16/2010	16.91	—	4.66
ETF Shares	3/2/2007
Market Price		16.91	6.09	2.08
Net Asset Value		16.89	6.14	2.08

13

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,723,862	124,123	0.6%
BHP Billiton Ltd.	3,437,970	121,544	0.6%
Westpac Banking Corp.	3,299,558	107,128	0.5%
Australia & New Zealand Banking Group Ltd.	2,909,557	93,107	0.5%
National Australia Bank Ltd.	2,460,974	82,248	0.4%
Australia—Other †		657,441	3.3%
		1,185,591	5.9%

Austria †		41,086	0.2%

Belgium
Anheuser-Busch InBev NV	854,537	88,585	0.4%
Belgium—Other †		72,325	0.4%
		160,910	0.8%

Brazil †		512,686	2.6%

Canada
Royal Bank of Canada	1,540,926	103,482	0.5%
Toronto-Dominion Bank	988,084	90,635	0.5%
Bank of Nova Scotia	1,276,734	77,622	0.4%
Canada—Other †		1,024,429	5.1%
		1,296,168	6.5%

Chile †		69,639	0.3%

China
China Construction Bank Corp.	77,304,277	60,145	0.3%
China Mobile Ltd.	5,575,704	57,941	0.3%

14

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Industrial & Commercial Bank of China Ltd.	77,225,500	54,137	0.3%
	Bank of China Ltd.	80,541,541	37,816	0.2%
	CNOOC Ltd.	17,203,536	34,992	0.2%
	PetroChina Co. Ltd.	22,566,000	25,698	0.2%
	China Petroleum & Chemical Corp.	27,361,400	22,149	0.1%
	China Life Insurance Co. Ltd.	7,986,000	21,081	0.1%
	China Overseas Land & Investment Ltd.	4,385,760	13,592	0.1%
	Agricultural Bank of China Ltd.	24,698,715	11,902	0.1%
	China Shenhua Energy Co. Ltd.	3,655,500	11,120	0.1%
	China Telecom Corp. Ltd.	17,392,000	9,085	0.1%
	China Resources Land Ltd.	2,056,883	5,959	0.1%
	China Resources Power Holdings Co. Ltd.	2,042,400	5,346	0.0%
	PICC Property & Casualty Co. Ltd.	3,257,523	4,995	0.0%
	Kunlun Energy Co. Ltd.	3,028,000	4,953	0.0%
	China CITIC Bank Corp. Ltd.	8,229,843	4,627	0.0%
	China Resources Enterprise Ltd.	1,302,000	4,611	0.0%
	China Oilfield Services Ltd.	1,642,000	4,589	0.0%
	China Merchants Holdings International Co. Ltd.	1,274,893	4,520	0.0%
	Dongfeng Motor Group Co. Ltd.	3,130,000	4,425	0.0%
	China Communications Construction Co. Ltd.	4,814,000	3,929	0.0%
	China Longyuan Power Group Corp.	2,528,000	2,909	0.0%
	Sinopharm Group Co. Ltd.	1,034,000	2,801	0.0%
	Guangzhou Automobile Group Co. Ltd.	2,321,558	2,752	0.0%
	China State Construction International Holdings Ltd.	1,630,000	2,746	0.0%
	China Coal Energy Co. Ltd.	4,411,000	2,707	0.0%
	China Railway Group Ltd.	4,401,000	2,485	0.0%
	China Railway Construction Corp. Ltd.	1,976,574	2,168	0.0%
^	CITIC Pacific Ltd.	1,390,000	1,979	0.0%
1	People’s Insurance Co. Group of China Ltd.	4,004,000	1,892	0.0%
	China Resources Gas Group Ltd.	700,000	1,811	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,719	0.0%
	China Communications Services Corp. Ltd.	2,686,800	1,647	0.0%
*,1	Sinopec Engineering Group Co. Ltd.	1,119,093	1,639	0.0%
^,*	Aluminum Corp. of China Ltd.	4,398,000	1,626	0.0%
	CSR Corp. Ltd.	1,913,000	1,594	0.0%
	Air China Ltd.	2,080,000	1,419	0.0%
	China Resources Cement Holdings Ltd.	1,986,000	1,329	0.0%
	Franshion Properties China Ltd.	3,720,000	1,292	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	802,400	1,252	0.0%
^,*	China COSCO Holdings Co. Ltd.	2,619,800	1,244	0.0%
	China BlueChemical Ltd.	1,872,000	1,203	0.0%
	Beijing Capital International Airport Co. Ltd.	1,590,000	1,121	0.0%
	China Agri-Industries Holdings Ltd.	2,202,200	1,034	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	3,651,000	964	0.0%
*,1	China Galaxy Securities Co. Ltd.	1,137,500	774	0.0%
	China Southern Airlines Co. Ltd.	1,995,000	735	0.0%
^,*	Angang Steel Co. Ltd.	1,104,000	668	0.0%
*	China Eastern Airlines Corp. Ltd.	1,672,000	578	0.0%
*	Metallurgical Corp. of China Ltd.	2,795,000	573	0.0%
	Dongfang Electric Corp. Ltd.	348,400	560	0.0%
	Harbin Electric Co. Ltd.	698,000	438	0.0%
	Sinotrans Ltd.	1,776,000	438	0.0%
	China Merchants Property Development Co. Ltd. Class B	144,550	434	0.0%
*	China Foods Ltd.	934,000	424	0.0%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* CITIC Resources Holdings Ltd.	2,472,690	348	0.0%
Sinofert Holdings Ltd.	1,919,153	312	0.0%
China—Other †		290,049	1.5%
		747,276	3.7%

Colombia †		40,348	0.2%

Czech Republic †		10,725	0.1%

Denmark
Novo Nordisk A/S Class B	417,396	69,518	0.3%
Denmark—Other †		94,710	0.5%
		164,228	0.8%

Egypt †		9,540	0.0%

Finland †		123,311	0.6%

France
Total SA	2,176,202	133,517	0.7%
Sanofi	1,226,078	130,729	0.6%
BNP Paribas SA	1,046,209	77,182	0.4%
France—Other †		1,020,673	5.1%
		1,362,101	6.8%
Germany
Bayer AG	885,903	109,899	0.6%
Siemens AG	849,227	108,525	0.5%
BASF SE	988,945	102,667	0.5%
Daimler AG	1,068,813	87,509	0.4%
Allianz SE	487,762	81,897	0.4%
SAP AG	957,512	74,928	0.4%
Germany—Other †		675,816	3.4%
		1,241,241	6.2%

Greece †		4,236	0.0%

Hong Kong
AIA Group Ltd.	12,905,681	65,533	0.3%
Hang Seng Bank Ltd.	821,100	13,686	0.1%
BOC Hong Kong Holdings Ltd.	3,841,882	12,547	0.1%
China Travel International Inv HK	2,748,000	532	0.0%
Hong Kong—Other †		417,833	2.0%
		510,131	2.5%

Hungary †		12,396	0.1%

India
Nestle India Ltd.	23,723	2,161	0.0%
1 India—Other †		316,487	1.6%
		318,648	1.6%

Indonesia †		95,897	0.5%

16

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Ireland †		35,782	0.2%

Israel
Osem Investments Ltd.	40,567	895	0.0%
Israel—Other †		72,439	0.4%
		73,334	0.4%
Italy
Eni SPA	2,638,738	66,990	0.3%
Italy—Other †		256,797	1.3%
		323,787	1.6%
Japan
Toyota Motor Corp.	2,838,449	184,040	0.9%
Mitsubishi UFJ Financial Group Inc.	15,157,907	96,530	0.5%
Honda Motor Co. Ltd.	1,919,746	76,661	0.4%
SoftBank Corp.	1,007,954	75,273	0.4%
Sumitomo Mitsui Financial Group Inc.	1,440,014	69,604	0.3%
Chugai Pharmaceutical Co. Ltd.	244,700	5,750	0.0%
Japan—Other †		2,676,275	13.4%
		3,184,133	15.9%

[1]Malaysia †		166,921	0.8%

Mexico †		190,629	1.0%

Morocco †		1,010	0.0%

Netherlands
Unilever NV	1,685,127	66,808	0.3%
Netherlands—Other †		332,168	1.7%
		398,976	2.0%

New Zealand †		23,520	0.1%

Norway †		112,853	0.6%

Other
2 Vanguard FTSE Emerging Markets ETF	790,307	33,090	0.2%
Other—Other †		155	0.0%
		33,245	0.2%

Peru †		11,949	0.1%

Philippines †		52,647	0.3%

Poland †		61,955	0.3%

Portugal †		23,470	0.1%

[1]Russia †		249,127	1.2%

Singapore
^ Cosco Corp. Singapore Ltd.	998,000	629	0.0%
Singapore—Other †		223,850	1.1%
		224,479	1.1%

17

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Africa †		335,312	1.7%

South Korea
Samsung Electronics Co. Ltd. GDR	201,993	139,997	0.7%
South Korea—Other †		512,394	2.6%
		652,391	3.3%
Spain
* Banco Santander SA	11,857,955	105,124	0.5%
^,* Telefonica SA	4,264,016	75,044	0.4%
Banco Bilbao Vizcaya Argentaria SA	6,096,384	71,248	0.3%
Spain—Other †		214,119	1.1%
		465,535	2.3%

Sweden †		438,637	2.2%

Switzerland
Nestle SA	3,454,706	249,374	1.2%
Roche Holding AG	752,706	208,150	1.0%
Novartis AG	2,494,713	193,646	1.0%
UBS AG	3,777,482	73,061	0.4%
Switzerland—Other †		540,128	2.7%
		1,264,359	6.3%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,571,608	84,163	0.4%
Taiwan—Other †		384,193	1.9%
		468,356	2.3%

Thailand †		103,022	0.5%

Turkey †		71,030	0.4%

United Arab Emirates †		18,731	0.1%

United Kingdom
HSBC Holdings plc	19,957,830	218,766	1.1%
Vodafone Group plc	52,176,945	191,113	1.0%
BP plc	20,187,397	156,708	0.8%
GlaxoSmithKline plc	5,276,769	139,109	0.7%
Royal Dutch Shell plc Class A	4,068,689	135,508	0.7%
British American Tobacco plc	2,055,287	113,396	0.6%
Royal Dutch Shell plc Class B	2,694,185	93,274	0.5%
Diageo plc	2,698,243	86,014	0.4%
BG Group plc	3,645,842	74,375	0.4%
Barclays plc	17,226,039	72,479	0.4%
AstraZeneca plc	1,336,406	70,750	0.3%
BHP Billiton plc	2,262,659	69,823	0.3%
Rio Tinto plc	1,336,539	67,630	0.3%
* Lloyds Banking Group plc	51,764,713	64,023	0.3%
United Kingdom—Other †		1,484,081	7.4%
		3,037,049	15.2%
Total Common Stocks (Cost $16,868,720)		19,928,397	99.6%[3]

18

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.120%	369,805,000	369,805	1.9%

6U.S. Government and Agency Obligations †			5,310	0.0%
Total Temporary Cash Investments (Cost $375,116)			375,115	1.9%[3]
Total Investments (Cost $17,243,836)			20,303,512	101.5%
Other Assets and Liabilities
Other Assets			61,524	0.3%
Liabilities[5]			(358,435)	(1.8%)
			(296,911)	(1.5%)
Net Assets			20,006,601	100.0%

At October 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				17,685,929
Undistributed Net Investment Income				36,122
Accumulated Net Realized Losses				(778,964)
Unrealized Appreciation (Depreciation)
Investment Securities				3,059,676
Futures Contracts				2,584
Forward Currency Contracts				931
Foreign Currencies				323
Net Assets				20,006,601

Investor Shares—Net Assets
Applicable to 32,183,407 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				637,401
Net Asset Value Per Share—Investor Shares				$19.81

Admiral Shares—Net Assets
Applicable to 61,178,755 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,909,403
Net Asset Value Per Share—Admiral Shares				$31.21

Institutional Shares—Net Assets
Applicable to 47,379,473 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,687,080
Net Asset Value Per Share—Institutional Shares				$98.93

19

FTSE All-World ex-US Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 15,948,598 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,670,764
Net Asset Value Per Share—Institutional Plus Shares	$104.76

ETF Shares—Net Assets
Applicable to 221,135,012 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,101,953
Net Asset Value Per Share—ETF Shares	$50.20

See Note A in Notes to Financial Statements,
^Includes partial security positions on loan to broker- dealers. The total value of securities on loan is $285,976,000.
*Non-income-producing security.
Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund's securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $22,834,000, representing 0.1% of net assets.
2 Considered an affiliate company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index future contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $326,119,000 of collateral received for securities on loan.
6 Securities with a value of $4,510,000 have been segragated as initial margin for open futures contracts.

 ADR- American Depositary Receipt
 GDR- Global Depositay Receipt

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1,2]	497,612
Interest[2]	80
Securities Lending	11,113
Total Income	508,805
Expenses
The Vanguard Group—Note B
Investment Advisory Services	976
Management and Administrative—Investor Shares	1,419
Management and Administrative—Admiral Shares	1,600
Management and Administrative—Institutional Shares	2,908
Management and Administrative—Institutional Plus Shares	814
Management and Administrative—ETF Shares	9,645
Marketing and Distribution—Investor Shares	149
Marketing and Distribution—Admiral Shares	252
Marketing and Distribution—Institutional Shares	1,024
Marketing and Distribution—Institutional Plus Shares	295
Marketing and Distribution—ETF Shares	1,920
Custodian Fees	3,189
Auditing Fees	34
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	98
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	4
Shareholders’ Reports—ETF Shares	50
Trustees’ Fees and Expenses	18
Total Expenses	24,407
Net Investment Income	484,398
Realized Net Gain (Loss)
Investment Securities Sold[2]	(336,807)
Futures Contracts	7,579
Foreign Currencies and Forward Currency Contracts	(4,747)
Realized Net Gain (Loss)	(333,975)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,945,728
Futures Contracts	2,639
Foreign Currencies and Forward Currency Contracts	1,825
Change in Unrealized Appreciation (Depreciation)	2,950,192
Net Increase (Decrease) in Net Assets Resulting from Operations	3,100,615

1 Dividends are net of foreign withholding taxes of $30,464,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $880,000, $75,000, and ($1,066,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	484,398	420,371
Realized Net Gain (Loss)	(333,975)	(111,705)
Change in Unrealized Appreciation (Depreciation)	2,950,192	390,254
Net Increase (Decrease) in Net Assets Resulting from Operations	3,100,615	698,920
Distributions
Net Investment Income
Investor Shares	(17,084)	(26,795)
Admiral Shares	(49,909)	(50,819)
Institutional Shares	(133,997)	(191,489)
Institutional Plus Shares	(49,235)	(44,765)
ETF Shares	(297,105)	(334,236)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(547,330)	(648,104)
Capital Share Transactions
Investor Shares	7,164	(761,661)
Admiral Shares	438,694	1,042,558
Institutional Shares	377,443	(288,518)
Institutional Plus Shares	172,307	687,665
ETF Shares	2,321,932	1,079,220
Net Increase (Decrease) from Capital Share Transactions	3,317,540	1,759,264
Total Increase (Decrease)	5,870,825	1,810,080
Net Assets
Beginning of Period	14,135,776	12,325,696
End of Period[1]	20,006,601	14,135,776

1 Net Assets—End of Period includes undistributed net investment income of $36,122,000 and $102,240,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.03	$16.95	$18.43	$16.48	$12.77
Investment Operations
Net Investment Income	. 482.448		.512	.418[1]	.378[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.850	.397	(1.608)	1.853	3.622
Total from Investment Operations	3.332	.845	(1.096)	2.271	4.000
Distributions
Dividends from Net Investment Income	(.552)	(.765)	(.384)	(. 321)	(. 290)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.552)	(.765)	(.384)	(. 321)	(. 290)
Net Asset Value, End of Period	$19.81	$17.03	$16.95	$18.43	$16.48

Total Return[2]	19.97%	5.30%	-6.11%	13.94%	32.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$637	$543	$1,330	$1,458	$748
Ratio of Total Expenses to
Average Net Assets	0.30%	0.30%	0.35%	0.35%	0.40%
Ratio of Net Investment Income to
Average Net Assets	2.69%	3.13%	2.87%	2.45%	2.75%
Portfolio Turnover Rate [3]	8%	6%	6%	6%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
			Sept. 27,
	Year Ended		2011[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	. 805.818		.082
Net Realized and Unrealized Gain (Loss) on Investments	4.487	.543	1.778
Total from Investment Operations	5.292	1.361	1.860
Distributions
Dividends from Net Investment Income	(.942)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.942)	(1.361)	—
Net Asset Value, End of Period	$31.21	$26.86	$26.86

Total Return[2]	20.14%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,909	$1,235	$152
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	2.84%	3.28%	3.04%[3]
Portfolio Turnover Rate [4]	8%	6%	6%

1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$85.14	$85.10	$92.50	$82.71	$64.06
Investment Operations
Net Investment Income	2.577	2.628	2.785	2.226[1]	2.101[1]
Net Realized and Unrealized Gain (Loss)
on Investments	14.215	1.735	(8.113)	9.322	18.142
Total from Investment Operations	16.792	4.363	(5.328)	11.548	20.243
Distributions
Dividends from Net Investment Income	(3.002)	(4.323)	(2.072)	(1.758)	(1.593)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.002)	(4.323)	(2.072)	(1.758)	(1.593)
Net Asset Value, End of Period	$98.93	$85.14	$85.10	$92.50	$82.71

Total Return[2]	20.16%	5.51%	-5.94%	14.15%	32.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,687	$3,684	$3,975	$4,146	$1,608
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.13%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.87%	3.31%	3.09%	2.65%	3.00%
Portfolio Turnover Rate [3]	8%	6%	6%	6%	9%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any pplicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
			Dec. 16,
	Year Ended		2010[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	2.749	2.809	2.794
Net Realized and Unrealized Gain (Loss) on Investments	15.050	1.829	(9.947)
Total from Investment Operations	17.799	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(3.209)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(3.209)	(4.618)	(2.177)
Net Asset Value, End of Period	$104.76	$90.17	$90.15

Total Return[2]	20.18%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,671	$1,274	$566
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.89%	3.33%	3.12%[3]
Portfolio Turnover Rate [4]	8%	6%	6%

1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$43.21	$43.17	$46.92	$41.95	$32.50
Investment Operations
Net Investment Income	1.295	1.324	1.390	1.118[1]	1.011[1]
Net Realized and Unrealized Gain (Loss)
on Investments	7.204	.884	(4.121)	4.715	9.224
Total from Investment Operations	8.499	2.208	(2.731)	5.833	10.235
Distributions
Dividends from Net Investment Income	(1.509)	(2.168)	(1.019)	(.863)	(.785)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.509)	(2.168)	(1.019)	(.863)	(.785)
Net Asset Value, End of Period	$50.20	$43.21	$43.17	$46.92	$41.95

Total Return	20.12%	5.51%	-5.99%	14.07%	32.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,102	$7,400	$6,301	$6,272	$4,366
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.18%	0.22%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.84%	3.28%	3.04%	2.58%	2.90%
Portfolio Turnover Rate [2]	8%	6%	6%	6%	9%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

28

FTSE All-World ex-US Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

29

FTSE All-World ex-US Index Fund

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $2,231,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

30

FTSE All-World ex-US Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,787,884	333,535	—
Common Stocks—Other	318,964	17,487,915	99
Temporary Cash Investments	369,805	5,310	—
Futures Contracts—Liabilities[1]	(137)	—	—
Forward Currency Contracts—Assets	—	931	—
Total	2,476,516	17,827,691	99
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the U.S. Securities valued at $333,535,000 on October 31, 2013 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

D. At October 31, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	931	931
Liabilities	(137)	—	(137)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	7,579	—	7,579
Forward Currency Contracts	—	(926)	(926)
Realized Net Gain (Loss) on Derivatives	7,579	(926)	6,653

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,639	—	2,639
Forward Currency Contracts	—	1,005	1,005
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,639	1,005	3,644

31

FTSE All-World ex-US Index Fund

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	December 2013	231	24,897	521
Dow Jones EURO STOXX 50 Index	December 2013	561	23,331	1,465
Topix Index	December 2013	136	16,627	251
S&P ASX 200 Index	December 2013	85	10,898	347

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At October 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/27/13	GBP	15,342	USD	24,380	208
UBS AG	12/27/13	EUR	16,055	USD	21,439	362
UBS AG	12/17/13	JPY	1,596,971	USD	16,019	227
UBS AG	12/24/13	AUD	11,175	USD	10,389	134
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

After October 31, 2013, the counterparty deposited in segregated accounts securities with a value of $914,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

32

FTSE All-World ex-US Index Fund

During the year ended October 31, 2013, the fund realized net foreign currency losses of $3,821,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $840,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $53,353,000.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $205,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at October 31, 2013, the fund had $98,910,000 of ordinary income available for distribution. At October 31, 2013, the fund had available capital losses totaling $764,819,000 to offset future net capital gains. Of this amount, $281,206,000 is subject to expiration dates; $1,431,000 may be used to offset future net capital gains through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $483,613,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2013, the cost of investment securities for tax purposes was $17,308,417,000. Net unrealized appreciation of investment securities for tax purposes was $2,995,095,000, consisting of unrealized gains of $4,130,804,000 on securities that had risen in value since their purchase and $1,135,709,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2013, the fund purchased $4,585,955,000 of investment securities and sold $1,421,575,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,314,217,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

33

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	172,809	9,431	175,184	10,565
Issued in Lieu of Cash Distributions	16,608	933	25,449	1,587
Redeemed[1]	(182,253)	(10,092)	(962,294)	(58,735)
Net Increase (Decrease)—Investor Shares	7,164	272	(761,661)	(46,583)
Admiral Shares
Issued	635,607	22,027	1,206,952	46,680
Issued in Lieu of Cash Distributions	39,898	1,420	40,215	1,580
Redeemed[1]	(236,811)	(8,222)	(204,609)	(7,981)
Net Increase (Decrease) —Admiral Shares	438,694	15,225	1,042,558	40,279
Institutional Shares
Issued	1,031,334	11,230	845,324	10,262
Issued in Lieu of Cash Distributions	121,461	1,365	170,478	2,132
Redeemed[1]	(775,352)	(8,480)	(1,304,320)	(15,844)
Net Increase (Decrease) —Institutional Shares	377,443	4,115	(288,518)	(3,450)
Institutional Plus Shares
Issued	382,327	3,927	748,998	8,528
Issued in Lieu of Cash Distributions	49,237	522	37,707	438
Redeemed[1]	(259,257)	(2,629)	(99,040)	(1,121)
Net Increase (Decrease) —Institutional Plus Shares	172,307	1,820	687,665	7,845
ETF Shares
Issued	2,321,932	49,861	1,079,220	25,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	2,321,932	49,861	1,079,220	25,325

1 Net of redemption fees for fiscal 2012 of $59,000 (fund total). Effective May 23, 2012, the redemption fee was eliminated.

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

34

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.45%	0.24%	0.25%

Portfolio Characteristics
			FTSE Global
			Small Cap
		Fund	ex US Index
Number of Stocks		3,143	3,074
Median Market Cap		$1.7B	$1.7B
Price/Earnings Ratio		23.0x	23.3x
Price/Book Ratio		1.6x	1.6x
Return on Equity		10.7%	10.7%
Earnings Growth
Rate		9.0%	9.0%
Dividend Yield		2.4%	2.4%
Turnover Rate		19%	—
Short-Term Reserves		0.1%	—

Sector Diversification (% of equity exposure)

		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	8.2%	8.2%
Consumer Goods	11.4	11.4
Consumer Services	13.7	13.7
Financials	19.9	19.8
Health Care	5.5	5.6
Industrials	23.7	23.6
Oil & Gas	7.6	7.6
Technology	6.4	6.4
Telecommunications	1.1	1.2
Utilities	2.5	2.5

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Travis Perkins plc	Industrial Suppliers	0.4%
ProSiebenSat.1 Media	Broadcasting &
AG	Entertainment	0.3
Tourmaline Oil Corp.	Exploration &
	Production	0.3
Mondi plc	Paper	0.3
Persimmon plc	Home Construction	0.3
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
Taylor Wimpey plc	Home Construction	0.3
Dollarama Inc.	Specialty Retailers	0.3
Methanex Corp.	Specialty Chemicals	0.3
Vestas Wind Systems	Renewable Energy
A/S	Equipment	0.3
Top Ten		3.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the expense ratios were 0.40% for Investor Shares, 0.19% for Institutional Shares, and 0.20% for ETF Shares.

35

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	17.7%	17.8%
Germany	4.4	4.4
Switzerland	2.8	2.9
France	2.5	2.5
Italy	2.4	2.4
Sweden	2.4	2.4
Finland	1.8	1.8
Netherlands	1.6	1.6
Norway	1.6	1.6
Denmark	1.4	1.4
Spain	1.4	1.4
Belgium	1.0	1.0
Greece	1.0	0.9
Other	1.7	1.6
Subtotal	43.7%	43.7%
Pacific
Japan	11.8%	11.8%
Australia	4.4	4.4
South Korea	3.5	3.5
Singapore	1.7	1.7
Hong Kong	1.5	1.4
Other	0.5	0.4
Subtotal	23.4%	23.2%
Emerging Markets
Taiwan	6.3%	6.4%
China	3.2	3.3
Brazil	2.0	2.0
Malaysia	1.2	1.2
India	1.2	1.2
Thailand	1.2	1.2
Mexico	1.1	1.0
Other	3.6	3.8
Subtotal	19.8%	20.1%
North America
Canada	12.8%	12.7%
Middle East	0.3%	0.3%

36

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2013
			Since	Final Value
		One	Inception	of a $10,000
		Year	(4/2/2009)	Investment
	FTSE All-World ex-US Small-Cap
	Index Fund Investor Shares	20.65%	18.50%	$21,764

••••••••	FTSE Global Small Cap ex US Index	21.64	19.66	22,755

– – – –	International Small-Cap Funds
	Average	29.42	21.58	24,473

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	20.91%	18.78%	$11,000,869

FTSE Global Small Cap ex US Index	21.64	19.66	11,377,506

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions as of October 16, 2013. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

37

FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2013
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	21.50%	18.88%	$22,082
FTSE Global Small Cap ex US Index	21.64	19.66	22,755

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2013

		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund ETF
SharesiMarket Price	21.82%	122.06%
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Net Asset Value	21.50	120.82
FTSE Global Small Cap ex US Index	21.64	127.55

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2013

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions as of October 16, 2013. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

38

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	17.33%	18.14%
Fee-Adjusted Returns		16.18	17.89
Institutional Shares	4/2/2009	17.56	18.42
Fee-Adjusted Returns		16.41	18.17
ETF Shares	4/2/2009
Market Price		17.55	18.49
Net Asset Value		17.57	18.39

Fee-adjusted returns reflect the 0.50% fee on purchases and redemptions that existed prior to October 16, 2013, when the fee was reduced to 0.25%. The fee does not apply to the ETF Shares.

39

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Seek Ltd.	328,444	4,035	0.2%
Australia—Other †		86,827	4.2%
		90,862	4.4%

[1]Austria †		13,046	0.6%

Belgium †		21,523	1.0%

Brazil †		40,369	2.0%

Canada
* Tourmaline Oil Corp.	168,758	6,544	0.3%
Gildan Activewear Inc.	118,486	5,712	0.3%
Dollarama Inc.	64,957	5,583	0.3%
Methanex Corp.	95,577	5,543	0.3%
Baytex Energy Corp.	119,807	5,001	0.2%
Onex Corp.	93,639	4,948	0.2%
Vermilion Energy Inc.	87,506	4,810	0.2%
^ Keyera Corp.	76,125	4,505	0.2%
Industrial Alliance Insurance & Financial Services Inc.	97,397	4,368	0.2%
AltaGas Ltd.	115,535	4,277	0.2%
Open Text Corp.	57,203	4,204	0.2%
Peyto Exploration & Development Corp.	127,911	3,855	0.2%
Atco Ltd.	77,200	3,583	0.2%
Canada—Other †		199,001	9.7%
		261,934	12.7%

Chile †		9,293	0.5%

China †		65,654	3.2%

40

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Colombia †		1,342	0.1%

Denmark
* Vestas Wind Systems A/S	200,899	5,384	0.2%
GN Store Nord A/S	173,594	3,960	0.2%
* Jyske Bank A/S	64,474	3,645	0.2%
Denmark—Other †		16,026	0.8%
		29,015	1.4%

Egypt †		1,475	0.1%

Finland
Elisa Oyj	167,501	4,197	0.2%
Finland—Other †		32,110	1.6%
		36,307	1.8%

France †		50,825	2.5%

Germany
* ProSiebenSat.1 Media AG	140,404	6,675	0.3%
* Sky Deutschland AG	479,715	4,728	0.2%
Symrise AG	109,764	4,647	0.2%
Wirecard AG	102,519	3,730	0.2%
Germany—Other †		70,873	3.5%
		90,653	4.4%

Greece †		19,974	1.0%

Hong Kong †		30,272	1.5%

Hungary †		543	0.0%

India †		24,296	1.2%

Indonesia †		15,368	0.7%

Ireland
DCC plc	81,521	3,651	0.2%
Ireland—Other †		16,879	0.8%
		20,530	1.0%

Israel †		6,930	0.3%

Italy †		49,100	2.4%

Japan †		242,637	11.8%

Malaysia †		25,116	1.2%

Mexico
Fibra Uno Administracion SA de CV	1,525,905	4,746	0.3%
Mexico—Other †		17,034	0.8%
		21,780	1.1%

41

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Netherlands
Delta Lloyd NV	171,738	3,641	0.2%
Netherlands—Other †		29,563	1.4%
		33,204	1.6%
New Zealand †		9,231	0.4%
Norway †		32,522	1.6%
Other †		60	0.0%
Peru †		314	0.0%
Philippines †		11,682	0.6%
Poland †		11,192	0.5%
Portugal †		6,981	0.3%
Russia †		1,353	0.1%

[1]Singapore †		34,811	1.7%
South Africa †		7,925	0.4%
South Korea †		71,395	3.5%
Spain †		29,002	1.4%
Sweden
Trelleborg AB Class B	239,605	4,521	0.2%
Sweden—Other †		44,390	2.2%
		48,911	2.4%
Switzerland
Galenica AG	4,861	4,296	0.2%
* Dufry AG	25,721	4,156	0.2%
Switzerland—Other †		51,064	2.5%
		59,516	2.9%
Taiwan †		130,231	6.3%
Thailand †		24,754	1.2%
Turkey †		13,172	0.6%
United Arab Emirates †		1,006	0.0%
United Kingdom
Travis Perkins plc	251,998	7,494	0.4%
Mondi plc	363,379	6,489	0.3%
Persimmon plc	300,926	6,093	0.3%
Taylor Wimpey plc	3,202,514	5,650	0.3%
Ashtead Group plc	497,815	5,231	0.2%
Barratt Developments plc	967,310	5,187	0.2%

42

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Berkeley Group Holdings plc		131,127	4,915	0.2%
DS Smith plc		962,443	4,665	0.2%
Inchcape plc		454,731	4,643	0.2%
Spectris plc		117,560	4,353	0.2%
St. James’s Place plc		397,312	4,301	0.2%
Rightmove plc		97,636	4,149	0.2%
Pennon Group plc		374,330	4,088	0.2%
Hiscox Ltd.		384,175	4,079	0.2%
Capital & Counties Properties plc		704,104	3,916	0.2%
Rotork plc		84,742	3,883	0.2%
Provident Financial plc		150,973	3,819	0.2%
Derwent London plc		95,037	3,815	0.2%
Henderson Group plc		1,090,712	3,744	0.2%
Direct Line Insurance Group plc		1,029,109	3,716	0.2%
Spirax-Sarco Engineering plc		78,047	3,650	0.2%
* Thomas Cook Group plc		1,526,208	3,513	0.2%
United Kingdom—Other †			259,973	12.6%
			361,366	17.5%
Total Common Stocks (Cost $1,759,691)			2,057,472	99.9%

	Coupon
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.120%	70,601,560	70,602	3.5%

U.S. Government and Agency Obligations †			500	0.0%
Total Temporary Cash Investments (Cost $71,102)			71,102	3.5%
Total Investments (Cost $1,830,793)			2,128,574	103.4%
Other Assets and Liabilities
Other Assets			25,798	1.2%
Liabilities[3]			(95,440)	(4.6%)
			(69,642)	(3.4%)
Net Assets			2,058,932	100.0%

43

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,775,679
Undistributed Net Investment Income	7,427
Accumulated Net Realized Losses	(21,983)
Unrealized Appreciation (Depreciation)
Investment Securities	297,781
Foreign Currencies	28
Net Assets	2,058,932

Investor Shares—Net Assets
Applicable to 8,155,266 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	317,955
Net Asset Value Per Share—Investor Shares	$38.99

Institutional Shares—Net Assets
Applicable to 92,669 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,100
Net Asset Value Per Share—Institutional Shares	$195.32

ETF Shares—Net Assets
Applicable to 16,856,400 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,722,877
Net Asset Value Per Share—ETF Shares	$102.21

See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,796,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $973,000.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $69,574,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1]	46,036
Interest[2]	9
Securities Lending	2,689
Total Income	48,734
Expenses
The Vanguard Group—Note B
Investment Advisory Services	156
Management and Administrative—Investor Shares	930
Management and Administrative—Institutional Shares	23
Management and Administrative—ETF Shares	1,834
Marketing and Distribution—Investor Shares	50
Marketing and Distribution—Institutional Shares	1
Marketing and Distribution—ETF Shares	307
Custodian Fees	456
Auditing Fees	37
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	15
Trustees’ Fees and Expenses	2
Total Expenses	3,814
Net Investment Income	44,920
Realized Net Gain (Loss)
Investment Securities Sold	22,042
Futures Contracts	73
Foreign Currencies	(229)
Realized Net Gain (Loss)	21,886
Change in Unrealized Appreciation (Depreciation)
Investment Securities	248,484
Foreign Currencies	39
Change in Unrealized Appreciation (Depreciation)	248,523
Net Increase (Decrease) in Net Assets Resulting from Operations	315,329

1 Dividends are net of foreign withholding taxes of $18,815,000.
2 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,920	31,429
Realized Net Gain (Loss)	21,886	(30,375)
Change in Unrealized Appreciation (Depreciation)	248,523	52,268
Net Increase (Decrease) in Net Assets Resulting from Operations	315,329	53,322
Distributions
Net Investment Income
Investor Shares	(8,190)	(7,199)
Institutional Shares	(536)	(1,166)
ETF Shares	(42,405)	(34,718)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(51,131)	(43,083)
Capital Share Transactions
Investor Shares	41,905	25,300
Institutional Shares	701	(18,363)
ETF Shares	465,041	125,656
Net Increase (Decrease) from Capital Share Transactions	507,647	132,593
Total Increase (Decrease)	771,845	142,832
Net Assets
Beginning of Period	1,287,087	1,144,255
End of Period[1]	2,058,932	1,287,087
1 Net Assets—End of Period includes undistributed net investment income of $7,427,000 and $9,709,000.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
					March 19,
					2009[1], to
		Year Ended October 31,
For a Share Outstanding					Oct. 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.21	$32.89	$36.34	$29.83	$20.00
Investment Operations
Net Investment Income	. 946.798		.854	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	5.947	.649	(3.231)	6.430	9.573
Total from Investment Operations	6.893	1.447	(2.377)	7.033	9.830
Distributions
Dividends from Net Investment Income	(1.113)	(1.127)	(.782)	(. 314)	—
Distributions from Realized Capital Gains	—	—	(.291)	(.209)	—
Total Distributions	(1.113)	(1.127)	(1.073)	(. 523)	—
Net Asset Value, End of Period	$38.99	$33.21	$32.89	$36.34	$29.83

Total Return[4]	21.25%	4.77%	-6.85%	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$318	$232	$204	$170	$62
Ratio of Total Expenses to
Average Net Assets	0.40%	0.45%	0.50%	0.55%	0.78%[5]
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.54%	2.35%	1.89%	1.49%[5]
Portfolio Turnover Rate [6]	19%	18%	37%	19%	19%

1 Subscription period for the fund was March 19, 2009 to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.03, $.06, $.05, and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
					April 2,
					2009[1], to
		Year Ended October 31,
For a Share Outstanding					Oct. 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$166.39	$165.23	$182.36	$149.40	$100.00
Investment Operations
Net Investment Income	5.100	4.244	4.892	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	29.812	3.315	(16.420)	32.377	47.775
Total from Investment Operations	34.912	7.559	(11.528)	35.661	49.400
Distributions
Dividends from Net Investment Income	(5.982)	(6.399)	(4.143)	(1.655)	—
Distributions from Realized Capital Gains	—	—	(1.459)	(1.046)	—
Total Distributions	(5.982)	(6.399)	(5.602)	(2.701)	—
Net Asset Value, End of Period	$195.32	$166.39	$165.23	$182.36	$149.40

Total Return[4]	21.51%	5.00%	-6.64%	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18	$15	$35	$9	$7
Ratio of Total Expenses to
Average Net Assets	0.19%	0.24%	0.25%	0.30%	0.52%[5]
Ratio of Net Investment Income to
Average Net Assets	2.79%	2.75%	2.60%	2.14%	1.75%[5]
Portfolio Turnover Rate [6]	19%	18%	37%	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.07, $.20, $.18, $.32, and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
					April 2,
					2009[1], to
		Year Ended October 31,
For a Share Outstanding					Oct. 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$87.11	$86.38	$95.38	$78.21	$52.36
Investment Operations
Net Investment Income	2.664	2.252	2.450	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	15.595	1.707	(8.505)	16.884	25.136
Total from Investment Operations	18.259	3.959	(6.055)	18.634	25.850
Distributions
Dividends from Net Investment Income	(3.159)	(3.229)	(2.182)	(. 917)	—
Distributions from Realized Capital Gains	—	—	(.763)	(.547)	—
Total Distributions	(3.159)	(3.229)	(2.945)	(1.464)	—
Net Asset Value, End of Period	$102.21	$87.11	$86.38	$95.38	$78.21

Total Return	21.50%	4.99%	-6.67%	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,723	$1,040	$906	$626	$283
Ratio of Total Expenses to
Average Net Assets	0.20%	0.25%	0.28%	0.33%	0.55%[4]
Ratio of Net Investment Income to
Average Net Assets	2.78%	2.74%	2.57%	2.11%	1.72%[4]
Portfolio Turnover Rate [5]	19%	18%	37%	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.07, $.13, $.14, and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully

50

FTSE All-World ex-US Small-Cap Index Fund

invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund had no open futures contracts at October 31, 2013.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

51

FTSE All-World ex-US Small-Cap Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $223,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	283,917	51,024	91
Common Stocks—Other	—	1,721,546	894
Temporary Cash Investments	70,602	500	—
Total	354,519	1,773,070	985

52

FTSE All-World ex-US Small-Cap Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the U.S. Securities valued at $49,662,000 on October 31, 2013 based on Level 2 inputs were transferred from Level 1 during the fiscal year.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2013, the fund realized net foreign currency losses of $229,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $4,158,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $18,286,000.

For tax purposes, at October 31, 2013, the fund had $26,634,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $17,742,000 to offset taxable capital gains realized during the year ended October 31, 2013. At October 31, 2013, the fund had available capital losses totaling $21,841,000 to offset future net capital gains. Of this amount, $8,716,000 is subject to expiration on October 31, 2019. Capital losses of $13,125,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2013, the cost of investment securities for tax purposes was $1,849,104,000. Net unrealized appreciation of investment securities for tax purposes was $279,470,000, consisting of unrealized gains of $450,243,000 on securities that had risen in value since their purchase and $170,773,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2013, the fund purchased $815,255,000 of investment securities and sold $313,328,000 of investment securities, other than temporary cash investments. Purchases and sales include $387,138,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

53

FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	85,304	2,385	70,079	2,201
Issued in Lieu of Cash Distributions	7,230	211	6,336	209
Redeemed [2]	(50,629)	(1,428)	(51,115)	(1,620)
Net Increase (Decrease)—Investor Shares	41,905	1,168	25,300	790
Institutional Shares
Issued[1]	165	1	—	—
Issued in Lieu of Cash Distributions	536	3	1,040	7
Redeemed [2]	—	—	(19,403)	(128)
Net Increase (Decrease) —Institutional Shares	701	4	(18,363)	(121)
ETF Shares
Issued[1]	465,041	4,914	125,656	1,456
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	465,041	4,914	125,656	1,456
1 Includes purchase fees for fiscal 2013 and 2012 of $409,000 and $586,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2013 and 2012 of $213,000 and $419,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

54

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2013

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Special 2013 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the
Internal Revenue Code.
The fund distributed $407,548,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $463,934,000 and foreign taxes paid of $30,067,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

Special 2013 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap
Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the
Internal Revenue Code.
The fund distributed $24,254,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $44,871,000 and foreign taxes paid of $3,497,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

56

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2013. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2013

				Since
	One		Five	Inception
	Year		Years	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	19.97%		12.31%	2.12%
Returns After Taxes on Distributions	19.07		11.75	1.72
Returns After Taxes on Distributions and Sale of Fund Shares	11.86		9.89	1.68

				Since
		One		Inception
		Year		(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes		20.65%		18.50%
Returns After Taxes on Distributions		19.65		17.83
Returns After Taxes on Distributions and Sale of Fund Shares		12.20		14.89

Returns for the FTSE All-World ex-US Small-Cap Index Fund are adjusted to reflect the 0.25% fee on purchases and redemptions as of October 16, 2013.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2013	10/31/2013	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,064.38	$1.56
Admiral Shares	1,000.00	1,065.15	0.78
Institutional Shares	1,000.00	1,065.16	0.62
Institutional Plus Shares	1,000.00	1,065.24	0.52
ETF Shares	1,000.00	1,065.13	0.78
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,075.77	$2.04
Institutional Shares	1,000.00	1,076.83	0.94
ETF Shares	1,000.00	1,077.01	0.99
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.69	$1.53
Admiral Shares	1,000.00	1,024.45	0.77
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.45	0.77
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.24	$1.99
Institutional Shares	1,000.00	1,024.30	0.92
ETF Shares	1,000.00	1,024.25	0.97

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.15% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.39% for Investor Shares, 0.18% for Institutional Shares, and 0.19% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

59

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122013

Annual Report | October 31, 2013

Vanguard Global ex-U.S. Real Estate Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2013

Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	14.69%
Admiral™ Shares	14.83
Institutional Shares	14.87
ETF Shares
Market Price	14.65
Net Asset Value	14.77
S&P Global ex-U.S. Property Index	14.79
International Real Estate Funds Average	12.62

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2012, Through October 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	$21.04	$23.06	$0.986	$0.000
Admiral Shares	31.87	34.92	1.542	0.000
Institutional Shares	106.19	116.37	5.157	0.000
ETF Shares	52.60	57.64	2.542	0.000

1

Chairman’s Letter

Dear Shareholder,

Equity markets outside the United States produced strong returns overall for the 12 months through October 31, 2013, fueled largely by brighter prospects for Japan and Europe. The Eurozone’s emergence from recession, along with measures taken by the Japanese government to kick-start its economy, encouraged investors’ optimism.

Although real estate stocks also benefited from these developments, concerns about a possible tightening of U.S. monetary policy held back their returns—unsurprisingly, given the sector’s sensitivity to interest rates.

Vanguard Global ex-U.S. Real Estate Index Fund returned almost 15% for the fiscal year ended October 31. That performance was roughly five percentage points less than the overall return for equity markets abroad, but it was in line with the return of the fund’s target index and roughly two percentage points more than the average for its peers.

If you own the fund in a taxable account, you may wish to review the discussion of after-tax returns that appears later in this report.

On a separate topic, we announced in October that, as part of Vanguard’s efforts to simplify its share-class offerings, we planned to increase access to our funds’ Admiral Shares and phase out Signal Shares. Your fund’s Signal Shares were renamed Admiral Shares at that time.

2

Despite uncertainties, stocks found a path to strong returns
U.S. stocks faced several challenges en route to an impressive gain of about 29% for the 12 months ended October 31. Investors’ growing appetite for risk drove the rise, as corporate profit growth, in general, wasn’t particularly tantalizing.

Although the final month of the fiscal year was notable for the budget impasse that resulted in a 16-day partial shutdown of the federal government, the period as a whole was marked by uncertainties about Federal Reserve monetary policy and concern about the economy’s patchy growth. Still, as Vanguard’s chief economist, Joe Davis, recently noted, the U.S. economy continued to expand, albeit at a modest and uneven pace.

The disparity between the performance of the U.S. economy and that of U.S. stocks may seem surprising, but Vanguard research has shown that over the long term, a nation’s economic growth has a weak relationship with its stock returns. (You can read more in The Outlook for Emerging Market Stocks in a Lower-Growth World, available at vanguard.com/ research.)

Outside the United States, stocks returned about 20%. The developed markets of Europe and the Pacific region delivered robust gains; emerging-market stocks failed to keep pace.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.40%	16.83%	15.84%
Russell 2000 Index (Small-caps)	36.28	17.69	17.04
Russell 3000 Index (Broad U.S. market)	28.99	16.89	15.94
MSCI All Country World Index ex USA (International)	20.29	6.04	12.48

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.08%	3.02%	6.09%
Barclays Municipal Bond Index (Broad tax-exempt market)	-1.72	3.60	6.37
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.07	0.12

CPI
Consumer Price Index	0.96%	2.21%	1.52%

3

Bond returns sagged as investors kept a close eye on the Fed
With investors fretting over the Fed’s next move in its stimulative bond-buying program, bonds recorded negative results for the 12 months. The broad U.S. taxable bond market returned –1.08%. The yield of the 10-year Treasury note closed at 2.54%, down from 2.63% at September’s close, but up from 1.69% at the end of the last fiscal year. (Bond yields and prices move in opposite directions.) Municipal bonds returned –1.72%.

Outside the United States, bond markets returned –1.95%, as measured by the Barclays Global Aggregate Index ex USD.

The Fed’s target for short-term interest rates remained at 0%–0.25%, severely limiting returns of money market funds and savings accounts.

Renewed strength in Japan bolstered the fund’s returns
As was the case stateside, real estate securities outside the United States made solid gains during the period but lagged the return of the broader equity market. The gap was due in part to concerns about the prospect of higher interest rates, which would push up the financing costs of real estate companies.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.45%	0.32%	0.29%	0.32%	1.36%

The fund expense ratios shown are from the prospectus dated October 16, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the fund’s expense ratios were 0.40% for Investor Shares, 0.27% for Admiral Shares, 0.24% for Institutional Shares, and 0.27% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2012.

Peer group: International Real Estate Funds.

4

Japan, which accounted for roughly one-quarter of the fund’s assets, contributed more than half of its return for the12-month period. Investors applauded “Abenomics,” Prime Minister Shinzo Abe’s aggressive stimulus program aimed at ending deflation and breathing new life into one of the world’s largest economies after a long period of economic stagnation. For the property market, the more promising outlook benefited commercial real estate in particular.

While the fund’s Japanese holdings climbed about 40%, other developed economies in the Pacific region, such as Hong Kong, Australia, and Singapore, produced returns in the mid to low single digits.

The largest markets for real estate stocks around the world
(as of October 31, 2013)

United States	40%
Japan	15
Hong Kong	8
Australia	7
United Kingdom	5
Singapore	4
China	4
France	3
Canada	2
South Africa	1
Other	11
Source: S&P Global Property Index.

Many structural problems continued to weigh on Europe, including very high levels of unemployment and a drag from the austerity measures taken by some countries. Nevertheless, stock markets rose sharply as investors responded to the Eurozone’s climb out of recession and an apparent stabilization in the banking crisis there. Within the real estate segment, 9 of the 14 European countries represented in the fund posted returns of more than 10%. The United Kingdom returned more than 27%.

Stocks in emerging markets did less well overall, in part because of concerns about the pace of economic growth among these countries. The Chinese property market, however, stood out. Despite government efforts, China’s real estate sector continued to heat up on rising wages and increasing urbanization.

It returned more than 25%—in sharp contrast to the property markets of Brazil, India, and Russia, which posted declines in the double digits.

The fund has a brief, but solid, history of tracking its index
Vanguard Global ex-U.S. Real Estate Index Fund was launched not quite three years ago. Over that period, the fund has posted an average annualized return of 8.39%, successfully meeting its investment objective of closely tracking the return of its target index (8.34%). The fund also topped the average annualized return for its peer group (7.26%).

5

Credit for this good start is due to the fund’s advisor, Vanguard Equity Investment Group, whose deep experience and sophisticated portfolio-tracking techniques have enabled the fund to capture the benchmark return while keeping the costs associated with doing that very low.

In challenging markets, index funds can be a solid portfolio foundation
As you know, index funds seek to capture the return of the market they track, minus only their operating expenses, which—at least at Vanguard—are typically very low. The funds do so by investing in an entire market or by relying on a sophisticated market sampling technique.

In actively managed funds, by contrast, advisors troll the markets and reel in selected stocks or bonds that their analysis suggests will allow them to outperform their benchmarks. As we show in The Case for Index Fund Investing, a paper available at vanguard.com/research, there’s typically a big gap between hope and reality: Consistent outperformance by any one active manager has been rare.

I use the word typically because we believe that some actively managed funds, including Vanguard’s, can increase the odds of outperforming benchmarks over the long term. As demonstrated in a companion paper, The Case for Vanguard Active Management: Solving the Low-Cost/Top-Talent Paradox? (also at vanguard.com/research), the most reliable quantitative indicator of future manager success is low expenses—a Vanguard hallmark. And, as the paper’s title implies, finding talented advisors is a key aspect of active investing. We believe we have the process in place to identify the best.

Even so, investors in actively managed funds should expect, and be comfortable with, the extended periods of underperformance that such funds can undergo. The challenges of active investing, conversely, point to the potential benefits of indexing. Well-run index funds can offer you virtually the market return, year in and year out. In a portfolio that is diversified within asset classes, and balanced among them, low-cost index funds can be the bedrock of a sound investment plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 19, 2013

6

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VGXRX	VGRLX	VGRNX	VNQI
Expense Ratio[1]	0.45%	0.32%	0.29%	0.32%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	525	506
Median Market Cap	$6.1B	$6.1B
Price/Earnings Ratio	12.8x	13.0x
Price/Book Ratio	1.2x	1.2x
Return on Equity	7.0%	7.0%
Earnings Growth
Rate	10.7%	10.8%
Dividend Yield	3.1%	3.1%
Turnover Rate	8%	—
Short-Term Reserves	0.0%	—

Ten Largest Holdings (% of total net assets)

Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	4.8%
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	3.5
Unibail-Rodamco SE	Retail REITs	3.1
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	2.7
Cheung Kong Holdings	Real Estate
Ltd.	Development	2.5
Westfield Group	Retail REITs	2.5
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.4
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	1.6
Land Securities Group
plc	Diversified REITs	1.5
China Overseas Land &	Real Estate
Investment Ltd.	Development	1.4
Top Ten		26.0%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated October 16, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2013, the fund’s expense ratios were 0.40% for Investor Shares, 0.27% for Admiral Shares, 0.24% for Institutional Shares, and 0.27% for ETF Shares.

7

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)

		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.6%	7.3%
France	5.1	5.1
Germany	1.5	1.5
Switzerland	1.5	1.3
Sweden	1.4	1.3
Netherlands	1.1	1.1
Austria	1.0	1.0
Other	1.2	1.1
Subtotal	20.4%	19.7%
Pacific
Japan	25.0%	25.0%
Hong Kong	12.8	12.6
Australia	10.8	10.7
Singapore	7.7	7.4
Other	0.5	0.5
Subtotal	56.8%	56.2%
Emerging Markets
China	7.4%	7.5%
South Africa	1.9	1.7
Brazil	1.3	1.3
Philippines	1.3	1.3
Taiwan	1.2	1.2
Thailand	1.2	1.0
Indonesia	1.1	1.1
Malaysia	1.0	0.9
Mexico	1.0	0.8
Other	1.1	1.2
Subtotal	18.5%	18.0%
North America
Canada	3.7%	3.5%
Middle East	0.6%	0.6%
Other	0.0%	2.0%

8

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2013
			Since	Final Value
		One	Inception	of a $10,000
		Year	(11/1/2010)	Investment
	Global ex-U.S. Real Estate Index
	Fund Investor Shares	14.13%	8.22%	$12,670

••••••••	S&P Global ex-U.S. Property Index	14.79	8.34	12,715

– – – –	International Real Estate Funds
	Average	12.62	7.26	12,339

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Admiral Shares	14.27%	9.41%	$12,772
S&P Global ex-U.S. Property Index	14.79	9.50	12,801

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

9

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2013
		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	14.30%	9.14%	$6,240,645

S&P Global ex-U.S. Property Index	14.79	9.34	6,269,263

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
ETF Shares Net Asset Value	14.77%	8.52%	$12,775
S&P Global ex-U.S. Property Index	14.79	8.34	12,715

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2013

		Since
	One	Inception
	Year	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
iMarket Price	14.65%	27.55%
Global ex-U.S. Real Estate Index Fund ETF Shares
iNet Asset Value	14.77	27.75
S&P Global ex-U.S. Property Index	14.79	27.15

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

10

Global ex-U.S. Real Estate Index Fund

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2013

Average Annual Total Returns: Periods Ended September 30, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	11/1/2010	15.31%	7.88%
Fee-Adjusted Returns		14.75	7.70
Admiral Shares	2/10/2011	15.46	9.07
Fee-Adjusted Returns		14.90	8.88
Institutional Shares	4/19/2011	15.50	8.77
Fee-Adjusted Returns		14.93	8.56
ETF Shares	11/1/2010
Market Price		15.48	7.95
Net Asset Value		15.41	8.01

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

11

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Australia (10.8%)
	Westfield Group	4,020,716	41,146
	Westfield Retail Trust	6,059,585	17,679
	Stockland	4,656,359	17,648
	Goodman Group	3,061,261	14,630
	Mirvac Group	7,395,170	12,157
	GPT Group	3,284,308	11,447
	Lend Lease Group	1,046,508	11,285
	Dexus Property Group	9,483,196	9,719
	CFS Retail Property
	Trust Group	4,724,379	9,246
	Federation Centres Ltd.	2,871,985	6,740
^	Commonwealth
	Property Office Fund	4,053,389	4,586
	Investa Office Fund	1,246,540	3,659
	Cromwell Property Group	2,588,640	2,432
	Charter Hall Retail REIT	587,071	2,241
	BWP Trust	991,382	2,158
	Shopping
	Centres Australasia
	Property Group	1,284,189	1,934
	Australand
	Property Group	492,651	1,736
	Charter Hall Group	463,818	1,696
	Abacus Property Group	549,911	1,212
^	ALE Property Group	399,294	1,008
*	Peet Ltd.	625,771	828
	Cedar Woods
	Properties Ltd.	109,698	718
	FKP Property Group	338,145	593
*	Finbar Group Ltd.	392,466	583
	Growthpoint
	Properties Australia Ltd.	235,045	579
*	Ingenia Communities
	Group	1,239,227	569
	Challenger Diversified
	Property Group	229,846	567
	Sunland Group Ltd.	324,265	491

		Market
		Value
	Shares	($000)
Astro Japan
Property Group	142,511	486
* Aspen Group	212,119	331
		180,104
Austria (1.0%)
IMMOFINANZ AG	2,148,214	9,408
CA Immobilien
Anlagen AG	145,696	2,215
Atrium European
Real Estate Ltd.	363,871	2,173
Conwert Immobilien
Invest SE	131,961	1,643
S IMMO AG	110,681	744
		16,183
Belgium (0.6%)
Cofinimmo	32,163	3,885
Befimmo	35,921	2,574
Warehouses
De Pauw SCA	22,543	1,673
Aedifica SA	19,007	1,296
		9,428
Brazil (1.3%)
BR Malls
Participacoes SA	924,600	8,932
Multiplan
Empreendimentos
Imobiliarios SA	165,300	3,881
BR Properties SA	428,603	3,627
Aliansce Shopping
Centers SA	138,329	1,342
Iguatemi
Empresa de
Shopping Centers SA	114,586	1,317
Sao Carlos
Empreendimentos
e Participacoes SA	48,650	852
JHSF Participacoes SA	217,127	541
Sonae Sierra Brasil SA	53,883	540

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Cyrela Commercial
	Properties SA
	Empreendimentos
	e Participacoes	51,600	464
			21,496
Canada (3.7%)
	Brookfield Office
	Properties Inc.	502,415	9,387
^	RioCan REIT	297,205	7,254
	H&R REIT	259,296	5,372
	First Capital Realty Inc.	190,421	3,309
	Boardwalk REIT	53,644	3,051
	Dundee REIT Class A	106,682	2,958
^	Calloway REIT	115,156	2,772
	Canadian REIT	67,742	2,759
	Cominar REIT	126,768	2,309
^	Allied Properties REIT	69,649	2,241
	Canadian Apartment
	Properties REIT	102,321	2,113
	Chartwell Retirement
	Residences	176,101	1,811
	Artis REIT	125,650	1,738
	Granite REIT	46,420	1,612
	Morguard Corp.	11,821	1,328
*	Dream Unlimited Corp.	96,801	1,289
	Killam Properties Inc.	106,214	1,122
	Morguard REIT	68,617	1,119
^	Dundee International REIT	112,092	975
	Northern Property REIT	34,225	919
	Brookfield Canada Office
	Properties	32,902	807
	Crombie REIT	55,809	709
	Choice Properties REIT	64,500	630
^	Dundee Industrial REIT	67,500	579
	Melcor Developments Ltd.	24,960	469
	Pure Industrial Real Estate
	Trust	100,000	444
	InnVest REIT	113,238	442
^	NorthWest Healthcare
	Properties REIT	38,287	405
	Retrocom REIT	86,805	404
*	Mainstreet Equity Corp.	13,057	396
	Morguard North American
	Residential REIT	37,000	350
^	Plazacorp Retail
	Properties Ltd.	68,450	278
	HealthLease
	Properties REIT	27,200	263
	Milestone Apartments REIT	27,200	252
	InterRent REIT	39,796	224
			62,090
Chile (0.1%)
	Parque Arauco SA	952,975	1,838

			Market
			Value
		Shares	($000)
China (7.4%)
	China Overseas Land
	& Investment Ltd.	7,735,550	23,973
	China Resources Land
	Ltd.	3,764,127	10,904
	Country Garden
	Holdings Co. Ltd.	13,733,908	9,418
	Shimao Property
	Holdings Ltd.	2,531,664	6,363
^	Evergrande Real Estate
	Group Ltd.	11,917,921	5,028
	China Vanke Co. Ltd.
	Class B	2,659,954	4,491
	Sino-Ocean Land
	Holdings Ltd.	6,390,891	4,053
	Longfor Properties Co.
	Ltd.	2,422,617	3,953
	Guangzhou R&F
	Properties Co. Ltd.	2,048,209	3,589
	New World China Land
	Ltd.	6,019,102	3,305
	Agile Property Holdings
	Ltd.	2,638,586	3,184
	Yuexiu Property Co. Ltd.	10,448,241	2,913
	SOHO China Ltd.	3,128,545	2,742
	Sunac China Holdings
	Ltd.	3,585,378	2,488
	Poly Property Group Co.
	Ltd.	3,838,992	2,354
^	China Overseas Grand
	Oceans Group Ltd.	1,634,386	1,948
	Franshion Properties
	China Ltd.	5,478,054	1,903
	Yuexiu REIT	3,648,516	1,835
	Greentown China
	Holdings Ltd.	907,237	1,766
	Shenzhen Investment
	Ltd.	4,326,077	1,731
*	Hopson Development
	Holdings Ltd.	1,397,710	1,714
	KWG Property Holding
	Ltd.	2,546,658	1,649
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	895,920	1,449
	China South City
	Holdings Ltd.	4,577,111	1,424
^	Tian An China
	Investment	1,659,761	1,370
*	Renhe Commercial
	Holdings Co. Ltd.	21,744,323	1,223

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Kaisa Group Holdings
	Ltd.	3,848,671	1,173
	Yuzhou Properties Co.
	Ltd.	4,335,000	1,063
*	Greenland Hong Kong
	Holdings Ltd.	1,251,000	884
	China Merchants
	Property Development
	Co. Ltd. Class B	288,596	867
*	Mingfa Group
	International Co. Ltd.	3,099,363	839
^,*	Glorious Property
	Holdings Ltd.	5,154,036	824
*	CIFI Holdings Group Co.
	Ltd.	3,968,000	773
*	Shanghai Industrial
	Urban Development
	Group Ltd.	3,116,799	772
	Jiangsu Future Land Co.
	Ltd. Class B	1,167,850	755
	Beijing Capital Land Ltd.	2,087,034	752
	Fantasia Holdings Group
	Co. Ltd.	4,284,443	734
*	Xinyuan Real Estate Co.
	Ltd. ADR	102,333	671
	China SCE Property
	Holdings Ltd.	2,912,766	670
^	China Aoyuan Property
	Group Ltd.	3,148,000	644
	C C Land Holdings Ltd.	2,348,000	633
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	510,534	526
	Zall Development Group
	Ltd.	1,221,858	496
*	China New Town
	Development Co. Ltd.	5,477,000	485
	Minmetals Land Ltd.	3,089,000	442
	Lai Fung Holdings Ltd.	15,043,000	378
	Powerlong Real Estate
	Holdings Ltd.	1,745,139	363
*	Future Land
	Development Holdings
	Ltd.	2,910,000	331
*	Sinolink Worldwide
	Holdings Ltd.	3,258,643	319
	Hutchison Harbour
	Ring Ltd.	3,750,000	295
	Silver Grant International	2,034,216	283
*	Zhong An Real Estate Ltd.	1,386,000	275
*	Beijing Properties
	Holdings Ltd.	3,302,000	234

			Market
			Value
		Shares	($000)
*	Gemdale Properties and
	Investment Corp. Ltd.	2,154,000	231
*	SRE Group Ltd.	6,368,712	230
			123,712

Denmark (0.0%)
*	Jeudan A/S	3,931	415

Egypt (0.1%)
*	Talaat Moustafa Group	1,623,228	1,302
*	Six of October
	Development
	& Investment	116,698	407
*	Palm Hills
	Developments SAE	584,205	211
*	Palm Hills
	Developments SAE
	Rights Exp. 12/05/2013	167,199	11
			1,931
Finland (0.3%)
	Sponda Oyj	485,197	2,514
	Citycon Oyj	470,781	1,678
^,*	Technopolis Oyj	156,317	1,061
			5,253
France (5.1%)
	Unibail-Rodamco SE	195,996	51,208
	Klepierre	196,399	8,809
	Fonciere Des Regions	89,026	7,624
	Gecina SA	53,352	7,120
	ICADE	68,360	6,288
	Mercialys SA	111,564	2,407
^	Altarea	6,972	1,186
	Societe de la Tour Eiffel	11,535	774
	ANF Immobilier	18,710	562
			85,978
Germany (1.5%)
	Deutsche Wohnen AG	344,548	6,480
	GSW Immobilien AG	97,246	4,512
	Deutsche Euroshop AG	91,094	4,050
*	GAGFAH SA	226,098	3,205
	TAG Immobilien AG	262,750	3,174
	Alstria Office REIT-AG	147,074	1,861
	Hamborner REIT AG	86,182	857
*	DIC Asset AG	61,500	679
*	Patrizia Immobilien AG	60,512	567
*	Prime Office REIT-AG	104,987	459
			25,844

Greece (0.0%)
*	Eurobank Properties Real
	Estate Investment Co.	32,886	401

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Hong Kong (12.8%)
	Cheung Kong Holdings
	Ltd.	2,662,375	41,578
	Sun Hung Kai Properties
	Ltd.	3,069,441	40,206
	Link REIT	4,666,589	23,476
	Hang Lung Properties Ltd.	4,605,691	15,167
	Hongkong Land Holdings
	Ltd.	2,372,212	14,590
	Henderson Land
	Development Co. Ltd.	2,332,312	13,801
	Sino Land Co. Ltd.	6,812,605	9,555
	Hang Lung Group Ltd.	1,717,413	9,085
	Wheelock & Co. Ltd.	1,655,652	8,449
	Hysan Development Co.
	Ltd.	1,415,422	6,621
	Kerry Properties Ltd.	1,482,154	6,427
	Swire Properties Ltd.	2,132,200	5,775
^	Chinese Estates Holdings
	Ltd.	989,452	2,689
	Shui On Land Ltd.	7,420,038	2,588
	Champion REIT	5,348,969	2,384
	Great Eagle Holdings Ltd.	617,697	2,200
	K Wah International
	Holdings Ltd.	2,219,338	1,217
^,*	Goldin Properties
	Holdings Ltd.	2,561,610	1,182
	Kowloon Development
	Co. Ltd.	722,414	892
	Sunlight REIT	2,155,400	850
*	Wanda Commercial
	Properties Group Co.
	Ltd.	1,414,000	734
	HKR International Ltd.	1,495,682	731
	Prosperity REIT	2,338,649	703
	Emperor International
	Holdings	2,367,832	687
	TAI Cheung Holdings	777,131	590
	Far East Consortium
	International Ltd./HK	1,710,000	565
*	Lai Sun Development	19,657,302	563
	Regal REIT	1,709,815	507
	CSI Properties Ltd.	8,158,348	284
	Soundwill Holdings Ltd.	130,000	232
			214,328
India (0.3%)
	DLF Ltd.	864,063	2,125
*	Unitech Ltd.	2,826,184	799
*	Oberoi Realty Ltd.	161,502	493
	Indiabulls Real Estate Ltd.	391,593	398
*	Housing Development
	& Infrastructure Ltd.	568,751	392

			Market
			Value
		Shares	($000)
	Prestige Estates Projects
	Ltd.	162,266	377
*	Phoenix Mills Ltd.	90,247	344
*	Godrej Properties Ltd.	55,515	330
			5,258
Indonesia (1.1%)
*	Lippo Karawaci Tbk PT	38,119,000	3,817
	Bumi Serpong Damai PT	18,060,027	2,505
	Ciputra Development
	Tbk PT	20,890,500	1,906
	Summarecon Agung
	Tbk PT	20,315,500	1,889
	Alam Sutera Realty Tbk
	PT	21,887,797	1,180
	Pakuwon Jati Tbk PT	40,927,671	1,123
*	Sentul City Tbk PT	41,259,000	786
	Kawasan Industri
	Jababeka Tbk PT	31,898,131	692
	Ciputra Surya Tbk PT	2,832,131	570
*	Modernland Realty Tbk
	PT	7,433,500	534
	Ciputra Property Tbk PT	6,039,096	421
*	Lippo Cikarang Tbk PT	683,000	408
	Intiland Development
	Tbk PT	11,626,051	381
	Metropolitan Land Tbk
	PT	8,832,715	340
	Agung Podomoro Land
	Tbk PT	13,040,500	323
*	Bakrieland Development
	Tbk PT	58,593,000	260
*	Gading Development
	Tbk PT	6,018,500	243
	Bekasi Fajar Industrial
	Estate Tbk PT	4,651,082	210
			17,588
Israel (0.6%)
	Gazit-Globe Ltd.	173,572	2,370
	Azrieli Group	47,815	1,533
	Alony Hetz Properties
	& Investments Ltd.	137,578	929
*	Nitsba Holdings 1995 Ltd.	54,536	764
	Norstar Holdings Inc.	26,630	734
	Melisron Ltd.	27,555	729
	Amot Investments Ltd.	242,131	694
*	Jerusalem Oil Exploration	14,430	533
*	Airport City Ltd.	60,053	519
	Reit 1 Ltd.	208,161	503
	Jerusalem Economy Ltd.	33,454	299
*	Africa Israel Investments
	Ltd.	136,784	230
			9,837

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
Italy (0.1%)
	Beni Stabili SPA	1,641,319	1,124
^	Prelios SPA	697,665	594
	Immobiliare Grande
	Distribuzione	380,886	454
			2,172
Japan (25.1%)
	Mitsubishi Estate Co. Ltd.	2,811,353	80,347
	Mitsui Fudosan Co. Ltd.	1,781,057	58,999
	Sumitomo Realty &
	Development Co. Ltd.	962,767	45,555
	Daiwa House Industry Co.
	Ltd.	1,330,674	26,659
	Nippon Building Fund Inc.	1,392	17,220
	Daito Trust Construction
	Co. Ltd.	163,100	16,653
	Japan Real Estate
	Investment Corp.	1,194	13,641
	Hulic Co. Ltd.	763,432	12,148
*	Tokyu Fudosan Holdings
	Corp.	1,037,556	10,193
	Japan Retail Fund
	Investment Corp.	4,389	8,889
	Tokyo Tatemono Co. Ltd.	867,166	8,141
	United Urban Investment
	Corp.	4,734	7,225
	Aeon Mall Co. Ltd.	228,983	6,503
	Nomura Real Estate
	Holdings Inc.	254,329	6,435
	Advance Residence
	Investment Corp.	2,514	5,692
	Nippon Prologis REIT Inc.	565	5,642
	Japan Prime Realty
	Investment Corp.	1,516	5,038
	Frontier Real Estate
	Investment Corp.	450	4,496
^	GLP J-Reit	4,122	4,277
	Orix JREIT Inc.	3,128	3,901
^	Nomura Real Estate Office
	Fund Inc.	761	3,759
^	Mori Trust Sogo Reit Inc.	386	3,433
	Mori Hills REIT Investment
	Corp.	479	3,362
^	Japan Logistics Fund Inc.	320	3,328
	Activia Properties Inc.	375	3,270
	Nippon Accommodations
	Fund Inc.	455	3,262
^	Daiwa House Residential
	Investment Corp.	752	3,112
	Japan Excellent Inc.	467	2,887
*	Leopalace21 Corp.	413,250	2,869
	NTT Urban Development
	Corp.	222,100	2,835
	Industrial & Infrastructure
	Fund Investment Corp.	301	2,785

			Market
			Value
		Shares	($000)
^	Japan Hotel REIT
	Investment Corp.	5,324	2,512
	Tokyu REIT Inc.	353	2,181
	Kenedix Realty Investment
	Corp. Class A	480	2,156
^	Daiwa Office Investment
	Corp. Class A	479	2,122
	Fukuoka REIT Co.	249	2,055
	Daiwa House REIT
	Investment Corp.	253	1,936
	Daikyo Inc.	596,455	1,853
	Nomura Real Estate
	Residential Fund Inc.	298	1,713
	Daibiru Corp.	120,457	1,535
	TOC Co. Ltd.	187,829	1,526
	Top REIT Inc.	311	1,451
^	Sekisui House SI
	Investment Co.	281	1,416
^	Premier Investment Corp.	341	1,397
	Heiwa Real Estate Co. Ltd.	75,232	1,363
	Heiwa Real Estate REIT Inc.	1,584	1,261
	Hankyu Reit Inc.	215	1,238
	Ichigo Real Estate
	Investment Corp.	1,910	1,191
	Japan Rental Housing
	Investments Inc. Class A	1,565	1,141
	Global One Real Estate
	Investment Corp.	185	1,090
^	Kenedix Residential
	Investment Corp.	488	1,048
	Goldcrest Co. Ltd.	33,613	899
	MID Reit Inc.	330	761
	Comforia Residential
	REIT Inc.	101	715
	Takara Leben Co. Ltd.	180,752	713
	Jowa Holdings Co. Ltd.	19,900	596
	Starts Proceed Investment
	Corp.	276	485
^	Iida Home Max	20,144	461
	Tokyo Theatres Co. Inc.	203,017	340
			419,711
Malaysia (1.0%)
	UEM Sunrise Bhd.	2,580,465	1,912
	KLCC Property Holdings
	Bhd.	897,000	1,835
	IGB Corp. Bhd.	1,773,687	1,495
	Sunway Bhd.	1,531,385	1,352
	IGB REIT	3,306,600	1,257
	Sunway REIT	2,853,034	1,202
	SP Setia Bhd.	1,205,200	1,173
	Eastern & Oriental Bhd.	1,335,400	850
	CapitaMalls Malaysia
	Trust	1,631,000	780
	Mah Sing Group Bhd.	1,054,980	748
	Pavilion REIT	1,576,400	674

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
*	Axis REIT	612,200	660
	IJM Land Bhd.	725,941	643
	UOA Development Bhd.	748,800	529
	Al-Aqar Healthcare REIT	765,500	328
*	Tropicana Corp. Bhd.	622,000	286
	TA Global Bhd.	2,734,900	256
*	KSL Holdings Bhd.	364,300	238
*	Glomac Bhd.	557,800	200
*	YTL Land &
	Development Bhd.	515,100	159
*	Mah Sing Group Bhd.
	Warrants
	Exp. 03/18/2018	114,160	21
			16,598
Mexico (1.0%)
	Fibra Uno Administracion
	SA de CV	3,095,670	9,628
	Mexico Real Estate
	Management SA de CV	1,164,236	2,140
*	TF Administradora
	Industrial S de RL de CV	785,448	1,534
	Corp Inmobiliaria Vesta
	SAB de CV	612,837	1,172
*	Concentradora Fibra
	Hotelera Mexicana SA de
	CV	751,073	1,146
*	Asesor de Activos Prisma
	SAPI de CV	445,200	546
			16,166
Morocco (0.1%)
	Douja Promotion Groupe
	Addoha SA	204,967	1,457
	Alliances Developpement
	Immobilier SA	7,717	447
	Cie Generale Immobiliere	2,882	247
			2,151
Netherlands (1.1%)
	Corio NV	199,914	8,702
	Wereldhave NV	43,736	3,398
	Eurocommercial Properties
	NV	71,738	3,048
	Vastned Retail NV	38,972	1,801
	Nieuwe Steen Investments
	NV	114,811	866
			17,815
New Zealand (0.5%)
	Kiwi Income Property
	Trust	2,108,817	1,906
	Goodman Property Trust	2,065,994	1,756
	Precinct Properties
	New Zealand Ltd.	1,668,352	1,370
	Argosy Property Ltd.	1,480,305	1,124
	DNZ Property Fund Ltd.	595,903	773
	Property for Industry Ltd.	692,277	750

			Market
			Value
		Shares	($000)
	Vital Healthcare Property
	Trust	576,102	614
			8,293
Norway (0.2%)
	Norwegian Property ASA	1,133,924	1,455
*	Olav Thon
	Eiendomsselskap ASA	5,440	923
*	Selvaag Bolig ASA	63,951	195
			2,573
Other (0.0%)
*	CapitaRetail China Trust
	Rights Exp. 11/13/2013	70,731	5

Philippines (1.3%)
	Ayala Land Inc.	11,390,600	7,754
	SM Prime Holdings Inc.	15,453,639	6,846
	Megaworld Corp.	23,732,000	2,106
	Robinsons Land Corp.	3,311,650	1,737
*	Belle Corp.	8,663,000	1,043
	Vista Land & Lifescapes
	Inc.	6,871,400	877
	Filinvest Land Inc.	19,597,000	729
	Century Properties
	Group Inc.	6,135,549	258
			21,350
Poland (0.1%)
*	Globe Trade Centre SA	454,440	1,174
*	Echo Investment SA	490,357	1,107
			2,281
Russia (0.2%)
	LSR Group GDR	351,343	1,446
*	Etalon Group Ltd. GDR	254,266	1,325
			2,771
Singapore (7.7%)
	Global Logistic
	Properties Ltd.	6,114,131	15,177
	CapitaLand Ltd.	5,101,304	12,781
	CapitaMall Trust	5,269,034	8,558
	Ascendas REIT	4,085,521	7,768
	City Developments Ltd.	917,090	7,591
	UOL Group Ltd.	1,226,878	6,494
	Suntec REIT	4,562,127	6,279
	CapitaCommercial Trust	4,526,082	5,356
	CapitaMalls Asia Ltd.	2,840,942	4,614
	Keppel Land Ltd.	1,410,650	4,206
	Mapletree Commercial
	Trust	2,713,705	2,746
	Mapletree Logistics
	Trust	3,049,129	2,685
	Mapletree Industrial
	Trust	2,387,934	2,655
*	Mapletree Greater China
	Commercial Trust	3,574,062	2,642
^	Fortune REIT	2,503,861	2,025

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	CDL Hospitality Trusts	1,393,402	1,866
^	Starhill Global REIT	2,864,968	1,866
	Wing Tai Holdings Ltd.	1,047,410	1,860
	Frasers Centrepoint Trust	1,073,341	1,600
	Bukit Sembawang Estates
	Ltd.	316,650	1,567
	Parkway Life REIT	780,255	1,527
	United Industrial Corp.
	Ltd.	610,188	1,507
	Ascott Residence Trust	1,389,463	1,462
^	Keppel REIT	1,489,015	1,445
	Cache Logistics Trust	1,431,405	1,375
	Singapore Land Ltd.	195,227	1,363
	GuocoLand Ltd.	747,477	1,353
	CapitaRetail China Trust	1,178,855	1,322
	Cambridge Industrial
	Trust	2,331,409	1,312
	Yanlord Land Group Ltd.	1,250,204	1,240
	Lippo Malls Indonesia
	Retail Trust	3,395,706	1,228
	Far East Hospitality Trust	1,641,556	1,181
	AIMS AMP Capital
	Industrial REIT	837,428	1,065
	Frasers Commercial Trust	1,016,867	1,054
	First REIT	1,148,754	1,024
^	Sabana Shari’ah
	Compliant Industrial
	REIT	1,112,784	976
^	Wheelock Properties
	Singapore Ltd.	679,969	930
	Ho Bee Land Ltd.	498,903	826
*	Sinarmas Land Ltd.	1,719,000	759
	Ascendas India Trust	1,452,666	748
^	Ascendas Hospitality
	Trust	1,068,000	648
*	Soilbuild Business Space
	REIT	1,035,000	633
^	Perennial China Retail
	Trust	1,319,576	573
	Fragrance Group Ltd.	3,321,550	548
*	Forterra Trust	309,000	540
^	Far East Orchard Ltd.	334,035	527
^	Religare Health Trust	772,000	494
*	Croesus Retail Trust	640,000	453
^,*	Ying Li International Real
	Estate Ltd.	1,337,000	441
	Saizen REIT	2,217,000	326
	Oxley Holdings Ltd.	754,000	221
			129,437
South Africa (1.9%)
	Growthpoint Properties
	Ltd.	2,638,551	6,710
	Redefine Properties Ltd.	5,538,759	5,680
	Capital Property Fund	3,255,098	3,467

			Market
			Value
		Shares	($000)
	Resilient Property Income
	Fund Ltd.	540,927	2,960
	Hyprop Investments Ltd.	324,514	2,403
	Fountainhead Property
	Trust	2,385,170	1,835
	Acucap Properties Ltd.	335,460	1,572
	Emira Property Fund	934,987	1,392
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	2,841,486	1,136
	Vukile Property Fund Ltd.	583,573	1,012
	Sycom Property Fund	295,915	780
	Rebosis Property Fund Ltd.	503,175	602
*	Delta Property Fund Ltd.	512,774	478
	Hospitality Property Fund
	Ltd. Class A	266,145	436
	Premium Properties Ltd.	216,649	410
	Octodec Investments Ltd.	112,418	243
			31,116

Spain (0.0%)
^,*	Inmobiliaria Colonial SA	171,887	283

Sweden (1.5%)
	Castellum AB	350,236	5,378
	Fabege AB	287,098	3,303
	Hufvudstaden AB Class A	239,133	3,130
	Wallenstam AB	220,633	3,060
	Wihlborgs Fastigheter AB	142,115	2,451
	Kungsleden AB	282,282	2,073
*	Fastighets AB Balder	140,743	1,242
	Klovern AB	216,997	962
	Atrium Ljungberg AB	56,586	771
*	Dios Fastigheter AB	70,803	457
			22,827
Switzerland (1.4%)
	Swiss Prime Site AG	122,675	9,289
	PSP Swiss Property AG	79,761	6,855
	Mobimo Holding AG	12,808	2,682
	Allreal Holding AG	17,760	2,442
	Solvalor 61	7,404	1,755
	Intershop Holdings AG	2,647	960
	Zug Estates Holding AG
	Class B	398	516
			24,499
Taiwan (1.2%)
	Ruentex Development Co.
	Ltd.	1,543,830	3,231
	Highwealth Construction
	Corp.	927,800	2,003
	Cathay No 1 REIT	2,302,310	1,562
	Huaku Development Co.
	Ltd.	481,554	1,349
	Cathay Real Estate
	Development Co. Ltd.	1,892,000	1,319

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value
		Shares	($000)
	Prince Housing
	& Development Corp.	1,915,422	1,234
	Chong Hong Construction
	Co.	342,000	1,124
	Radium Life Tech Co. Ltd.	1,236,494	1,082
	Farglory Land
	Development Co. Ltd.	567,000	1,041
	Kingdom Construction Co.	702,000	868
	Hung Sheng Construction
	Ltd.	947,000	809
	KEE TAI Properties Co. Ltd.	792,869	570
	Kuoyang Construction Co.
	Ltd.	845,665	565
	Huang Hsiang Construction
	Co.	247,000	496
*	Shining Building Business
	Co. Ltd.	594,638	463
	Hung Poo Real Estate
	Development Corp.	430,194	447
	Gallop No 1 REIT	758,000	421
*	Shin Kong No.1 REIT	868,000	419
*	Taiwan Land
	Development Corp.	980,906	376
	Advancetek Enterprise Co.
	Ltd.	294,000	353
*	YeaShin International
	Development Co. Ltd.	294,000	230
*	King’s Town Construction
	Co. Ltd.	231,352	224
			20,186
Thailand (1.2%)
*	Central Pattana PCL	2,678,600	4,120
*	Land and Houses PCL	5,987,400	2,113
	Tesco Lotus Retail
	Growth Freehold
	& Leasehold Property
	Fund	3,369,826	1,428
	CPN Retail Growth
	Leasehold Property
	Fund	2,321,543	1,207
*	Bangkokland PCL	21,137,800	1,165
*	Hemaraj Land and
	Development PCL	9,861,878	1,098
*	WHA Corp. PCL	726,918	900
*	Pruksa Real Estate PCL	1,216,800	868
*	MBK PCL	148,312	714
*	LPN Development PCL	1,016,700	712
*	Supalai PCL	1,212,305	686
*	Quality Houses PCL	6,731,800	654
*	Amata Corp. PCL	1,043,400	572
^,*	Univentures PCL	2,297,100	572
*	Thai Factory
	Development PCL	1,624,000	463
*	TICON Property Fund	1,199,100	435

			Market
			Value
		Shares	($000)
*	Siam Future
	Development PCL	1,955,206	417
*	Sansiri PCL (Local)	5,418,200	388
	TICON Industrial
	Connection PCL	501,661	291
	SC Asset Corp. PCL
	(Foreign)	2,245,967	270
*	Asian Property
	Development PCL
	(Foreign)	1,375,700	229
	TICON Industrial
	Connection PCL	332,400	190
*	Rojana Industrial Park
	PCL (Local)	760,600	187
	SC Asset Corp. PCL
	(Local)	1,348,300	162
	Sansiri PCL	1,383,900	99
	Rojana Industrial Park
	PCL	279,400	69
^	Sansiri PCL (Foreign)	901,132	65
	Rojana Industrial Park
	PCL (Foreign)	225,393	55
*	Bangkokland PCL
	Warrants
	Exp. 05/16/2018	4,269,495	52
			20,181
Turkey (0.2%)
	Emlak Konut
	Gayrimenkul Yatirim
	Ortakligi AS	1,255,051	1,797
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	310,893	595
	Is Gayrimenkul Yatirim
	Ortakligi AS	728,034	524
*	Halk Gayrimenkul Yatrm
	Ortakligi AS	413,119	250
	Sinpas Gayrimenkul
	Yatirim Ortakligi AS	408,794	225
			3,391
United Kingdom (7.6%)
	Land Securities Group plc	1,568,974	24,872
	British Land Co. plc	2,008,084	20,028
	Hammerson plc	1,436,025	12,169
	Segro plc	1,506,242	7,889
	Intu Properties plc	1,380,176	7,612
	Capital & Counties
	Properties plc	1,345,564	7,484
	Derwent London plc	173,099	6,948
	Great Portland Estates
	plc	698,893	6,413
	Shaftesbury plc	513,640	4,891
	Grainger plc	883,779	2,760
	Londonmetric Property
	plc	1,213,190	2,506

19

Global ex-U.S. Real Estate Index Fund

		Market
		Value
	Shares	($000)
Unite Group plc	364,188	2,315
Hansteen Holdings plc	1,331,840	2,208
ST Modwen Properties
plc	359,462	2,030
Big Yellow Group plc	260,215	1,949
F&C Commercial Property
Trust Ltd.	1,014,970	1,911
Workspace Group plc	231,501	1,815
^,* Raven Russia Ltd.	1,233,171	1,550
* Quintain Estates &
Development plc	860,643	1,340
Helical Bar plc	218,733	1,052
Development Securities
plc	270,957	1,016
Primary Health Properties
plc	190,200	988
Safestore Holdings plc	394,684	938
UK Commercial Property
Trust Ltd.	695,637	841
* CLS Holdings plc	35,880	692
Mucklow A & J Group plc	84,943	648
^ Redefine International PLC	772,433	594
Schroder REIT Ltd.	758,891	589
Picton Property Income
Ltd.	555,598	476
		126,524
Total Common Stocks
(Cost $1,543,372)		1,672,014
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[1,2] Vanguard Market Liquidity
Fund, 0.120%	37,510,376	37,510

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
3	Freddie Mac Discount Notes,
0.070%, 3/31/14	200	200
Total Temporary Cash Investments
(Cost $37,710)		37,710
Total Investments (102.3%)
(Cost $1,581,082)		1,709,724
Other Assets and Liabilities (-2.3%)
Other Assets		7,924
Liabilities[2]		(47,079)
		(39,155)
Net Assets (100%)		1,670,569

At October 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,550,951
Undistributed Net Investment Income	4,813
Accumulated Net Realized Losses	(13,839)
Unrealized Appreciation (Depreciation)
Investment Securities	128,642
Foreign Currencies	2
Net Assets	1,670,569

Investor Shares—Net Assets
Applicable to 6,776,974 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	156,270
Net Asset Value Per Share—
Investor Shares	$23.06

Admiral Shares—Net Assets
Applicable to 3,343,209 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	116,745
Net Asset Value Per Share—
Admiral Shares	$34.92

20

Global ex-U.S. Real Estate Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 787,733 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	91,665
Net Asset Value Per Share—
Institutional Shares	$116.37

ETF Shares—Net Assets
Applicable to 22,656,591 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,305,889
Net Asset Value Per Share—
ETF Shares	$57.64

See Note A in Notes to Financial Statements. '
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,820,000.
* Non-income- producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $37,510,000 of collateral received for securities on loan.
3 The issuer was placed under federal conservationship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

   ADR- American Depositary Receipt
   GDR- Global Depositary Receipt
   REIT- Real Estate Investment Trust
   See accompanying Notes, which are an integral part of the Financial Statements.

21

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2013
($000)
Investment Income
Income
Dividends[1]	33,802
Interest[2]	5
Securities Lending	862
Total Income	34,669
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative—Investor Shares	551
Management and Administrative—Admiral Shares	134
Management and Administrative—Institutional Shares	127
Management and Administrative—ETF Shares	1,495
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	15
Marketing and Distribution—Institutional Shares	18
Marketing and Distribution—ETF Shares	155
Custodian Fees	307
Auditing Fees	34
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	2,975
Net Investment Income	31,694
Realized Net Gain (Loss)
Investment Securities Sold	(4,931)
Foreign Currencies	(326)
Realized Net Gain (Loss)	(5,257)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	85,162
Foreign Currencies	13
Change in Unrealized Appreciation (Depreciation)	85,175
Net Increase (Decrease) in Net Assets Resulting from Operations	111,612

1 Dividends are net of foreign withholding taxes of $2,354,000.

2 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	31,694	14,604
Realized Net Gain (Loss)	(5,257)	(3,979)
Change in Unrealized Appreciation (Depreciation)	85,175	71,373
Net Increase (Decrease) in Net Assets Resulting from Operations	111,612	81,998
Distributions
Net Investment Income
Investor Shares	(5,042)	(2,214)
Admiral Shares[1]	(2,407)	(829)
Institutional Shares	(2,923)	(2,306)
ETF Shares	(22,129)	(10,584)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(32,501)	(15,933)
Capital Share Transactions
Investor Shares	60,441	33,245
Admiral Shares[1]	68,607	27,051
Institutional Shares	22,942	2,384
ETF Shares	869,588	163,381
Net Increase (Decrease) from Capital Share Transactions	1,021,578	226,061
Total Increase (Decrease)	1,100,689	292,126
Net Assets
Beginning of Period	569,880	277,754
End of Period[2]	1,670,569	569,880

1 Signal Shares were renamed Admiral Shares as of the close of business on October 11, 2013. Prior period’s Distributions and Capital Share Transactions are for the Signal class.
2 Net Assets—End of Period includes undistributed net investment income of $4,813,000 and $4,764,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
			Nov. 1,
	Year Ended		2010[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	. 685 [2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	2.321	2.995	(2.430)
Total from Investment Operations	3.006	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(.986)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.986)	(.795)	(.174)
Net Asset Value, End of Period	$23.06	$21.04	$18.14

Total Return[4]	14.69%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156	$84	$41
Ratio of Total Expenses to Average Net Assets	0.40%	0.45%	0.50%[5]
Ratio of Net Investment Income to Average Net Assets	2.95%	3.74%	3.61%[5]
Portfolio Turnover Rate [6]	8%	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
			Feb. 10,
	Year Ended		2011[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	1.012 [2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	3.580	4.528	(3.164)
Total from Investment Operations	4.592	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(1.542)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.542)	(1.261)	—
Net Asset Value, End of Period	$34.92	$31.87	$27.51

Total Return[4]	14.83%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117	$43	$12
Ratio of Total Expenses to Average Net Assets	0.27%	0.32%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	3.08%	3.87%	3.76%[5]
Portfolio Turnover Rate [6]	8%	10%	7%

Signal Shares were renamed Admiral Shares as of the close of business on October 11, 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.01, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
			April. 19,
	Year Ended		2011[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	3.407 [2]	3.658 [2]	1.522[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	11.930	15.107	(11.852)
Total from Investment Operations	15.337	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(5.157)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(5.157)	(4.255)	—
Net Asset Value, End of Period	$116.37	$106.19	$91.68

Total Return[4]	14.87%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$61	$52
Ratio of Total Expenses to Average Net Assets	0.24%	0.29%	0.30%[5]
Ratio of Net Investment Income to Average Net Assets	3.11%	3.90%	3.81%[5]
Portfolio Turnover Rate [6]	8%	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.07, $.06, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
			Nov. 1,
	Year Ended		2010[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	1.713 [2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss) on Investments [3]	5.869	7.460	(5.981)
Total from Investment Operations	7.582	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(2.542)	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.542)	(2.070)	(.447)
Net Asset Value, End of Period	$57.64	$52.60	$45.39

Total Return	14.77%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,306	$381	$173
Ratio of Total Expenses to Average Net Assets	0.27%	0.32%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	3.08%	3.87%	3.76%[4]
Portfolio Turnover Rate [5]	8%	10%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Prior to October 12, 2013, the fund offered Signal Shares. Effective at the close of business on October 11, 2013, Signal Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2011–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

28

Global ex-U.S. Real Estate Index Fund

5. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counter-party risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2013, the fund had contributed capital of $152,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

29

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	77,639	1,594,375	—
Temporary Cash Investments	37,510	200	—
Total	115,149	1,594,575	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2013, the fund realized net foreign currency losses of $326,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $1,182,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2013, had unrealized appreciation of $33,755,000.

During the year ended October 31, 2013, the fund realized $1,330,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2013, the fund had $38,746,000 of ordinary income available for distribution. At October 31, 2013 the fund had available capital losses totaling $12,497,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $10,549,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2013, the cost of investment securities for tax purposes was $1,616,178,000. Net unrealized appreciation of investment securities for tax purposes was $93,546,000, consisting of unrealized gains of $130,188,000 on securities that had risen in value since their purchase and $36,642,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2013, the fund purchased $1,112,035,000 of investment securities and sold $90,592,000 of investment securities, other than temporary cash investments. Purchases and sales include $822,910,000 and $5,313,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

Global ex-U.S. Real Estate Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	155,272	6,953	43,940	2,299
Issued in Lieu of Cash Distributions	4,517	212	1,944	108
Redeemed [2]	(99,348)	(4,402)	(12,639)	(676)
Net Increase (Decrease)—Investor Shares	60,441	2,763	33,245	1,731
Admiral Shares[3]
Issued[1]	70,563	2,042	26,702	914
Issued in Lieu of Cash Distributions	2,193	68	779	28
Redeemed [2]	(4,149)	(123)	(430)	(15)
Net Increase (Decrease) —Admiral Shares	68,607	1,987	27,051	927
Institutional Shares
Issued[1]	37,302	340	11,714	114
Issued in Lieu of Cash Distributions	2,608	24	1,812	20
Redeemed [2]	(16,968)	(153)	(11,142)	(122)
Net Increase (Decrease)—Institutional Shares	22,942	211	2,384	12
ETF Shares
Issued[1]	875,175	15,515	163,381	3,436
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(5,587)	(100)	—	—
Net Increase (Decrease)—ETF Shares	869,588	15,415	163,381	3,436

1 Includes purchase fees for fiscal 2013 and 2012 of $567,000 and $205,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2013 and 2012 of $215,000 and $70,000, respectively (fund totals).
3 Signal Shares were renamed Admiral Shares as of the close of business on October 11, 2013. Prior period’s capital share transactions are for the Signal class.

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2013, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2013

Special 2013 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2013, is included pursuant to provisions of the
Internal Revenue Code.
The fund distributed $4,669,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $30,900,000 and foreign taxes paid of $2,256,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2013. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares
Periods Ended October 31, 2013

		Since
	One	Inception
	Year	(11/1/2010)
Returns Before Taxes	14.13%	8.22%
Returns After Taxes on Distributions	12.52	7.14
Returns After Taxes on Distributions and Sale of Fund Shares	8.48	6.00

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended October 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2013	10/31/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$947.37	$1.96
Admiral Shares	1,000.00	948.16	1.28
Institutional Shares	1,000.00	948.28	1.13
ETF Shares	1,000.00	948.12	1.33
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.19	$2.04
Admiral Shares	1,000.00	1,023.89	1.33
Institutional Shares	1,000.00	1,024.05	1.17
ETF Shares	1,000.00	1,023.84	1.38

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.40% for Investor Shares, 0.26% for Admiral Shares, 0.23% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

35

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 181 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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With Hearing Impairment > 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
Dow Jones, S&P, nor their respective affiliates makes
the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2013: $268,000

Fiscal Year Ended October 31, 2012: $267,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2013: $5,714,113
Fiscal Year Ended October 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended October 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2013: $1,552,950
Fiscal Year Ended October 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2013: $110,000
Fiscal Year Ended October 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended October 31, 2012.

(d) All Other Fees.

Fiscal Year Ended October 31, 2013: $132,000
Fiscal Year Ended October 31, 2012: $16,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2013: $242,000
Fiscal Year Ended October 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.4%)
Erste Group Bank AG	581,093	20,402
OMV AG	293,428	13,997
Voestalpine AG	226,206	10,671
IMMOFINANZ AG	2,129,312	9,326
Andritz AG	149,604	9,213
Vienna Insurance Group AG Wiener Versicherung Gruppe	75,252	3,981
Telekom Austria AG	475,689	3,911
^ Raiffeisen Bank International AG	89,455	3,281
Verbund AG	133,719	3,137
Strabag SE	29,974	788
		78,707
Belgium (1.7%)
Anheuser-Busch InBev NV	1,636,833	169,681
KBC Groep NV	522,254	28,453
Ageas	431,576	18,340
Solvay SA Class A	116,664	18,242
UCB SA	228,849	15,022
Groupe Bruxelles Lambert SA	159,755	14,246
Delhaize Group SA	206,507	13,189
Umicore SA	232,504	11,072
Colruyt SA	146,831	8,191
Belgacom SA	249,808	6,835
Telenet Group Holding NV	93,674	5,134
		308,405
Denmark (1.8%)
Novo Nordisk A/S Class B	800,388	133,307
* Danske Bank A/S	1,609,772	37,614
AP Moeller - Maersk A/S Class B	2,778	26,877
Carlsberg A/S Class B	218,625	21,838
Novozymes A/S	475,609	18,627
TDC A/S	1,644,322	14,853
Coloplast A/S Class B	213,854	13,949
AP Moeller - Maersk A/S Class A	1,330	12,010
DSV A/S	371,126	10,858
Chr Hansen Holding A/S	181,561	6,727
^ FLSmidth & Co. A/S	99,179	4,950
Tryg A/S	52,010	4,749
* William Demant Holding A/S	43,460	4,304
H Lundbeck A/S	106,546	2,288
Rockwool International A/S Class B	11,205	1,762
		314,713
Finland (1.3%)
* Nokia Oyj	7,700,976	58,534
Sampo	964,346	45,614
Kone Oyj Class B	386,164	34,045
Fortum Oyj	922,657	20,582
UPM-Kymmene Oyj	1,070,981	17,004
Wartsila OYJ Abp	341,985	15,174
Nokian Renkaat Oyj	271,697	13,742
Stora Enso Oyj	1,195,154	11,098
^ Metso Oyj	278,685	10,969
Neste Oil Oyj	259,484	5,145
Kesko Oyj Class B	131,587	4,373
		236,280
France (14.7%)
Total SA	4,170,056	255,846
Sanofi	2,348,305	250,385
BNP Paribas SA	2,004,115	147,850
LVMH Moet Hennessy Louis Vuitton SA	507,895	97,514
Schneider Electric SA	1,073,703	90,350
AXA SA	3,543,347	88,284

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Air Liquide SA	638,215	86,742
Danone	1,123,610	83,220
Societe Generale SA	1,464,584	82,734
L'Oreal SA	478,699	81,737
European Aeronautic Defence and Space Co. NV	1,135,498	77,810
Vivendi SA	2,740,834	69,397
GDF Suez	2,673,983	66,272
Vinci SA	985,988	63,090
Unibail-Rodamco SE	199,529	52,131
Orange SA	3,717,691	51,104
Pernod Ricard SA	406,102	48,776
Carrefour SA	1,230,713	44,924
Essilor International SA	403,907	43,285
Cie de St-Gobain	812,107	42,628
Cie Generale des Etablissements Michelin	384,837	40,099
Kering	150,745	34,164
Legrand SA	535,601	30,356
Renault SA	346,830	30,261
Safran SA	458,837	29,255
Publicis Groupe SA	316,781	26,343
Lafarge SA	372,780	25,720
* Credit Agricole SA	2,026,197	24,362
Technip SA	219,611	23,002
Christian Dior SA	107,546	20,405
Cap Gemini SA	306,386	20,092
Sodexo	191,304	18,562
Electricite de France SA	522,961	18,303
SES SA	608,707	17,705
* Alcatel-Lucent	4,543,952	17,408
Alstom SA	448,726	16,657
Accor SA	359,952	16,088
Dassault Systemes SA	125,904	15,296
Valeo SA	153,332	15,169
Arkema SA	124,442	14,079
Vallourec SA	236,412	14,072
Bureau Veritas SA	466,016	14,058
Veolia Environnement SA	810,173	13,899
Edenred	408,415	13,865
Bouygues SA	342,189	13,351
Thales SA	200,084	12,254
Zodiac Aerospace	76,219	12,196
Casino Guichard Perrachon SA	105,704	11,882
Natixis	1,991,509	10,710
SCOR SE	301,656	10,647
Rexel SA	419,873	10,515
STMicroelectronics NV	1,365,412	10,503
Iliad SA	45,535	10,400
AtoS	117,915	10,051
Groupe Eurotunnel SA	994,416	9,627
Suez Environnement Co.	547,760	9,551
Wendel SA	67,402	9,395
Klepierre	197,105	8,840
Lagardere SCA	235,616	8,560
Eutelsat Communications SA	270,304	8,549
Aeroports de Paris	79,477	8,489
* CGG SA	360,477	7,923
Societe BIC SA	52,820	6,596
* Peugeot SA	486,266	6,397
Hermes International	18,193	6,190
Bollore SA	11,277	6,150
ICADE	65,466	6,022
Fonciere Des Regions	68,600	5,875
CNP Assurances	320,948	5,654
Gecina SA	39,778	5,308

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	JCDecaux SA	128,681	5,158
	Imerys SA	62,748	5,034
	Eurazeo SA	63,966	4,830
	SEB SA	51,321	4,605
	Remy Cointreau SA	46,505	4,581
	Eiffage SA	76,976	4,562
	Societe Television Francaise 1	205,487	3,959
*	Air France-KLM	327,168	3,412
	Euler Hermes SA	25,625	3,383
	BioMerieux	27,172	2,727
	Ipsen SA	47,998	2,102
^	Eramet	16,252	1,543
			2,610,830
Germany (13.4%)
	Bayer AG	1,696,935	210,510
	Siemens AG	1,626,990	207,918
	BASF SE	1,895,470	196,778
	Daimler AG	2,049,287	167,786
	Allianz SE	933,829	156,793
	SAP AG	1,830,639	143,252
	Deutsche Bank AG	2,092,258	101,117
	Deutsche Telekom AG	6,287,658	98,809
	Bayerische Motoren Werke AG	668,731	75,686
	Volkswagen AG Prior Pfd.	297,833	75,533
	Linde AG	379,919	72,119
	Muenchener Rueckversicherungs AG	329,342	68,712
	E.ON SE	3,757,745	68,498
	Deutsche Post AG	1,733,884	58,556
	Adidas AG	431,002	49,111
	Continental AG	220,348	40,295
	Henkel AG & Co. KGaA Prior Pfd.	357,286	38,576
	RWE AG	986,610	36,349
	Fresenius SE & Co. KGaA	266,784	34,632
	Porsche Automobil Holding SE Prior Pfd.	313,533	29,277
	Fresenius Medical Care AG & Co. KGaA	440,229	29,093
	Deutsche Boerse AG	379,812	28,572
*	Commerzbank AG	1,929,235	24,674
	HeidelbergCement AG	293,442	23,106
	Infineon Technologies AG	2,274,159	22,001
	Merck KGaA	131,919	21,945
	Henkel AG & Co. KGaA	232,283	21,423
^,*	ThyssenKrupp AG	794,252	20,264
	Beiersdorf AG	210,649	20,086
	Brenntag AG	103,693	17,546
	GEA Group AG	373,310	16,225
	Volkswagen AG	60,043	14,683
	Metro AG	282,276	13,235
	LANXESS AG	169,849	11,929
*	QIAGEN NV	498,346	11,438
	Hannover Rueck SE	131,298	10,508
^	K&S AG	384,328	9,766
*	Deutsche Lufthansa AG	479,953	9,279
*	OSRAM Licht AG	172,882	8,954
	MAN SE	72,067	8,682
	Bilfinger SE	74,460	8,263
	Hugo Boss AG	61,488	8,010
	United Internet AG	185,852	7,331
	MTU Aero Engines AG	69,314	6,913
^	Celesio AG	194,671	6,052
	Kabel Deutschland Holding AG	46,640	5,855
	Fraport AG Frankfurt Airport Services Worldwide	75,600	5,849
	Fuchs Petrolub SE Prior Pfd.	68,695	5,546
	Hochtief AG	60,074	5,433
*	Evonik Industries AG	138,454	5,264

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Axel Springer AG	86,285	5,206
	Software AG	122,331	4,530
	Suedzucker AG	137,807	4,433
*	Telefonica Deutschland Holding AG	518,877	4,087
*	TUI AG	305,712	4,050
	Salzgitter AG	89,358	3,933
	Fielmann AG	25,914	2,898
^	Wacker Chemie AG	29,521	2,772
*	Talanx AG	75,918	2,601
	Fuchs Petrolub SE	35,088	2,385
	Puma SE	6,802	2,024
	Deutsche Postbank AG	27,611	1,352
	Generali Deutschland Holding AG	6,778	1,045
			2,379,548
Greece (0.1%)
*	Hellenic Telecommunications Organization SA	485,935	6,116
*	Hellenic Telecommunications Organization SA ADR	365,820	2,292
	Hellenic Petroleum SA	141,156	1,835
			10,243
Ireland (0.4%)
	Kerry Group plc Class A	305,343	19,556
*	Bank of Ireland	53,164,609	19,431
*	Elan Corp. plc	972,054	16,146
	Ryanair Holdings plc ADR	260,312	13,070
	Ryanair Holdings plc	54,863	454
			68,657
Italy (3.5%)
	Eni SPA	5,061,185	128,488
	UniCredit SPA	9,116,703	68,436
	Assicurazioni Generali SPA	2,578,510	60,283
	Enel SPA	13,301,542	58,686
	Intesa Sanpaolo SPA (Registered)	22,547,579	55,938
	Tenaris SA	977,114	22,859
	Snam SPA	4,282,672	22,067
^	Telecom Italia SPA (Registered)	21,107,071	20,591
	Luxottica Group SPA	357,394	19,361
	Terna Rete Elettrica Nazionale SPA	2,879,779	14,256
*	Fiat SPA	1,786,198	14,016
	Atlantia SPA	597,465	13,095
	Unione di Banche Italiane SCPA	1,763,958	12,192
	Saipem SPA	517,157	12,098
	Prysmian SPA	442,918	10,819
	Telecom Italia SPA (Bearer)	12,704,795	9,937
	Exor SPA	209,915	8,321
	Mediobanca SPA	881,010	8,027
	Pirelli & C. SPA	539,978	7,596
	Enel Green Power SPA	3,107,293	7,559
*	Banco Popolare SC	3,714,801	7,380
*	Mediaset SPA	1,335,803	6,671
^,*	Finmeccanica SPA	789,596	5,786
	Davide Campari-Milano SPA	599,515	5,225
^,*	Banca Monte dei Paschi di Siena SPA	12,522,852	3,948
	Gtech SPA	126,777	3,850
	Mediolanum SPA	431,910	3,759
*	World Duty Free SPA	260,139	2,882
*	Autogrill SPA	260,143	2,335
	Buzzi Unicem SPA	130,839	2,265
	Parmalat SPA	651,467	2,191
			620,917
Netherlands (4.3%)
	Unilever NV	3,229,900	128,051
*	ING Groep NV	7,904,348	100,447
	Koninklijke Philips NV	1,969,772	69,614

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	ASML Holding NV	684,616	64,825
	Heineken NV	589,612	40,629
	Koninklijke Ahold NV	1,929,649	36,676
	Akzo Nobel NV	486,100	35,288
	ArcelorMittal	2,038,583	32,109
	Aegon NV	3,944,611	31,387
	Reed Elsevier NV	1,390,088	27,947
	Koninklijke DSM NV	368,854	27,883
*	CNH Industrial NV	1,851,881	21,900
*	Koninklijke KPN NV	6,329,903	20,154
	Gemalto NV	159,296	17,879
	Wolters Kluwer NV	627,044	16,987
	Randstad Holding NV	227,739	14,026
	Heineken Holding NV	209,388	13,299
	Ziggo NV	296,820	12,725
	Fugro NV	163,387	10,215
	Koninklijke Vopak NV	132,933	8,176
*	SBM Offshore NV	356,188	7,455
	TNT Express NV	799,135	7,368
	Koninklijke Boskalis Westminster NV	149,348	7,178
^,*	OCI NV	162,825	6,261
	Corio NV	129,617	5,642
			764,121
Norway (1.2%)
	Statoil ASA	1,976,080	46,756
	DNB ASA	2,188,776	38,799
	Seadrill Ltd.	730,586	33,793
	Telenor ASA	1,242,249	29,848
	Yara International ASA	333,670	14,370
	Orkla ASA	1,582,074	12,825
	Subsea 7 SA	581,750	12,303
	Schibsted ASA	159,458	9,745
	Norsk Hydro ASA	1,601,869	7,149
	Gjensidige Forsikring ASA	334,913	6,251
	Aker Solutions ASA	320,663	4,430
			216,269
Other † (0.0%)
^,*	Irish Bank Resolution Corp. Ltd.	2,503,596	—

Portugal (0.3%)
	EDP - Energias de Portugal SA	3,517,080	12,946
	Galp Energia SGPS SA	601,150	10,179
	Jeronimo Martins SGPS SA	482,981	8,895
*	Banco Espirito Santo SA	4,457,328	5,857
^	Portugal Telecom SGPS SA	1,104,154	4,977
	EDP Renovaveis SA	361,906	1,990
			44,844
Spain (5.0%)
*	Banco Santander SA	22,709,606	201,327
*	Telefonica SA	8,174,239	143,862
	Banco Bilbao Vizcaya Argentaria SA	11,655,793	136,221
	Inditex SA	436,209	71,643
	Iberdrola SA	9,832,643	61,718
	Repsol SA	1,801,184	48,291
	Amadeus IT Holding SA	802,839	29,787
^	Abertis Infraestructuras SA	1,008,875	21,615
	Banco de Sabadell SA	7,196,478	18,440
	Ferrovial SA	843,182	16,073
	Gas Natural SDG SA	641,831	15,138
	Red Electrica Corp. SA	229,784	14,307
	Banco Popular Espanol SA	2,361,008	13,393
	Grifols SA	325,999	13,362
*	CaixaBank	2,527,705	13,102
*	ACS Actividades de Construccion y Servicios SA	368,072	12,075

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Enagas SA	431,983	11,534
	Distribuidora Internacional de Alimentacion SA	1,260,791	11,495
	Bankinter SA	1,333,711	8,132
	Mapfre SA	1,992,451	8,001
	Zardoya Otis SA	325,832	5,668
*	Endesa SA	167,770	4,856
*	Mediaset Espana Comunicacion SA	345,607	4,218
^	Acciona SA	57,489	3,644
^,*	Acerinox SA	165,571	2,182
	Corp Financiera Alba SA	38,572	2,130
			892,214
Sweden (4.8%)
	Hennes & Mauritz AB Class B	1,945,084	84,051
	Nordea Bank AB	6,501,119	83,159
	Telefonaktiebolaget LM Ericsson Class B	6,109,260	73,074
	Swedbank AB Class A	2,132,717	55,507
	Svenska Handelsbanken AB Class A	985,572	44,574
	Volvo AB Class B	3,080,131	39,533
	TeliaSonera AB	4,419,023	36,541
	Skandinaviska Enskilda Banken AB Class A	2,983,895	36,090
	Atlas Copco AB Class A	1,265,497	35,063
	Svenska Cellulosa AB SCA Class B	1,182,660	33,530
	Assa Abloy AB Class B	638,182	31,665
	Investor AB Class B	932,444	29,896
	Sandvik AB	2,211,197	29,878
	SKF AB	856,986	22,675
	Atlas Copco AB Class B	816,534	20,290
	Investment AB Kinnevik	430,235	15,834
	Hexagon AB Class B	516,829	15,497
	Skanska AB Class B	769,428	14,815
	Alfa Laval AB	638,483	14,564
	Swedish Match AB	425,563	14,032
	Scania AB Class B	646,577	12,960
	Getinge AB	383,852	12,161
	Electrolux AB Class B	447,870	11,047
	Elekta AB Class B	714,961	10,559
*	Lundin Petroleum AB	407,899	8,406
	Boliden AB	559,749	7,950
	Industrivarden AB Class A	399,911	7,707
*	Tele2 AB	626,311	7,549
	Securitas AB Class B	617,273	7,039
	Modern Times Group AB Class B	106,389	5,803
	Husqvarna AB	797,292	4,685
	Industrivarden AB	239,108	4,256
	Ratos AB	422,345	3,655
	Holmen AB	95,626	3,176
^	SSAB AB Class A	357,294	2,351
	SSAB AB Class B	150,024	846
			840,418
Switzerland (13.7%)
	Nestle SA	6,622,201	478,017
	Roche Holding AG	1,442,534	398,912
	Novartis AG	4,780,935	371,108
	UBS AG	7,242,467	140,077
	ABB Ltd.	4,745,662	120,908
*	Cie Financiere Richemont SA	1,021,045	104,402
	Credit Suisse Group AG	3,096,269	96,319
	Zurich Insurance Group AG	301,770	83,386
	Syngenta AG	191,338	77,227
	Swiss Re AG	757,807	66,522
	Swatch Group AG (Bearer)	63,876	40,797
	Holcim Ltd.	457,463	34,026
	Transocean Ltd.	709,844	33,525
	SGS SA	10,863	25,417

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Swisscom AG	48,156	24,562
Givaudan SA	17,289	24,519
Geberit AG	78,674	23,505
Julius Baer Group Ltd.	455,487	22,344
Adecco SA	260,384	19,202
Sonova Holding AG	137,115	17,844
Actelion Ltd.	220,119	17,031
Schindler Holding AG	97,528	13,823
Kuehne & Nagel International AG	104,995	13,264
Aryzta AG	176,038	13,133
Sika AG	4,154	13,095
Swiss Life Holding AG	63,222	12,536
Coca-Cola HBC AG	401,409	11,545
Swatch Group AG (Registered)	98,918	11,006
Baloise Holding AG	93,248	10,833
Lindt & Spruengli AG (Regular)	210	10,555
Clariant AG	553,460	9,752
Lonza Group AG	108,127	9,652
Partners Group Holding AG	34,916	9,051
Swiss Prime Site AG	115,551	8,749
Lindt & Spruengli AG	1,849	7,798
GAM Holding AG	385,344	7,200
Sulzer AG	45,839	7,171
PSP Swiss Property AG	78,854	6,777
Schindler Holding AG (Registered)	43,117	6,136
EMS-Chemie Holding AG	14,122	5,142
Pargesa Holding SA	55,810	4,441
DKSH Holding AG	49,683	4,145
Barry Callebaut AG	3,817	3,987
Banque Cantonale Vaudoise	6,776	3,765
		2,423,206
United Kingdom (32.9%)
HSBC Holdings plc	38,238,475	419,148
Vodafone Group plc	99,992,888	366,253
BP plc	38,685,885	300,306
GlaxoSmithKline plc	10,112,125	266,582
British American Tobacco plc	3,938,143	217,278
Royal Dutch Shell plc Class A	5,802,620	193,257
Royal Dutch Shell plc Class B	5,158,768	178,598
Diageo plc	5,160,898	164,518
BG Group plc	6,988,292	142,560
Barclays plc	32,976,093	138,747
AstraZeneca plc	2,561,420	135,603
BHP Billiton plc	4,336,274	133,812
Rio Tinto plc	2,561,636	129,620
* Lloyds Banking Group plc	99,051,196	122,507
Glencore Xstrata plc	19,738,395	107,422
Prudential plc	5,240,505	107,173
Reckitt Benckiser Group plc	1,320,514	102,683
SABMiller plc	1,935,443	100,916
Unilever plc	2,474,001	100,324
BT Group plc	16,170,118	97,840
Standard Chartered plc	4,054,130	97,340
Tesco plc	16,491,096	96,196
National Grid plc	7,636,892	95,972
Imperial Tobacco Group plc	1,996,777	74,548
Rolls-Royce Holdings plc	3,829,569	70,553
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,993,089	66,392
Anglo American plc London Shares	2,681,441	63,756
Centrica plc	10,559,279	59,721
WPP plc	2,732,649	58,044
Compass Group plc	3,726,960	53,599
Shire plc	1,128,225	50,026
BAE Systems plc	6,622,965	48,312

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
ARM Holdings plc	2,862,473	44,854
SSE plc	1,958,872	44,438
Aviva plc	6,089,954	43,720
Experian plc	2,065,823	42,058
Legal & General Group plc	11,995,366	41,574
Pearson plc	1,679,575	35,129
Reed Elsevier plc	2,460,194	34,463
Old Mutual plc	10,008,946	32,620
British Sky Broadcasting Group plc	2,025,048	30,426
Wolseley plc	562,723	30,292
Kingfisher plc	4,881,339	29,530
Tullow Oil plc	1,837,722	27,778
CRH plc (XDUB)	1,135,535	27,632
Standard Life plc	4,804,818	27,108
Next plc	309,137	26,996
Marks & Spencer Group plc	3,310,080	26,693
Associated British Foods plc	714,188	25,964
* Royal Bank of Scotland Group	4,375,851	25,772
Land Securities Group plc	1,579,316	25,036
Smith & Nephew plc	1,816,137	23,228
ITV plc	7,567,585	23,139
Burberry Group plc	916,368	22,519
Capita plc	1,374,533	21,729
British Land Co. plc	2,065,688	20,602
Whitbread plc	373,831	20,558
Johnson Matthey plc	424,552	20,431
WM Morrison Supermarkets plc	4,513,169	20,364
GKN plc	3,290,477	19,383
J Sainsbury plc	2,910,752	18,412
Smiths Group plc	791,906	18,226
Intertek Group plc	328,821	17,542
United Utilities Group plc	1,412,543	15,976
Resolution Ltd.	2,753,163	15,764
IMI plc	646,529	15,729
Weir Group plc	434,052	15,677
InterContinental Hotels Group plc	537,178	15,652
RSA Insurance Group plc	7,504,230	15,455
Bunzl plc	697,544	15,387
Meggitt plc	1,660,821	15,247
Babcock International Group plc	735,170	15,034
Severn Trent plc	493,871	14,742
Randgold Resources Ltd.	190,971	14,163
G4S plc	3,252,912	13,663
Carnival plc	381,615	13,564
Rexam plc	1,626,967	13,548
Aberdeen Asset Management plc	1,903,028	13,506
Aggreko plc	516,604	13,321
Melrose Industries plc	2,577,820	13,216
Petrofac Ltd.	548,273	12,859
* Sage Group plc	2,335,508	12,599
Hammerson plc	1,464,324	12,408
3i Group plc	2,053,227	12,272
AMEC plc	629,972	11,881
Tate & Lyle plc	932,931	11,840
Invensys plc	1,391,077	11,163
William Hill plc	1,722,695	11,061
Informa plc	1,212,455	10,862
Cobham plc	2,309,711	10,667
* International Consolidated Airlines Group SA (London Shares)	1,912,281	10,643
Croda International plc	271,680	10,617
Inmarsat plc	912,253	10,529
Antofagasta plc	718,695	9,822
John Wood Group plc	743,325	9,678
Schroders plc (Voting Shares)	230,897	9,530

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

					Market
					Value
				Shares	($000)
	London Stock Exchange Group plc			352,757	9,272
	easyJet plc			437,310	9,160
	Serco Group plc			1,023,679	9,147
	CRH plc (XLON)			374,296	9,128
	Drax Group plc			849,007	8,668
	Hargreaves Lansdown plc			444,715	8,472
	Admiral Group plc			398,381	8,157
	Segro plc			1,539,199	8,062
	Intu Properties plc			1,381,761	7,621
	Investec plc			1,056,751	7,394
	ICAP plc			1,159,802	7,162
	Daily Mail & General Trust plc			529,374	6,905
	Ladbrokes plc			2,041,909	6,250
	Rentokil Initial plc			3,700,242	6,190
	TUI Travel plc			979,864	6,041
	Fresnillo plc			340,925	5,330
*	Cairn Energy plc			1,165,973	5,283
	Ashmore Group plc			789,760	5,118
	Man Group plc			3,296,885	4,692
^,*	Lonmin plc			832,870	4,302
	Polymetal International plc			444,338	4,275
	Polyus Gold International Ltd.			1,291,204	3,995
	Vedanta Resources plc			230,845	3,933
	Schroders plc			97,164	3,315
^	Kazakhmys plc			541,992	2,280
*	Evraz plc			903,144	1,707
*	Essar Energy plc			771,016	1,468
	Ferrexpo plc			373,805	1,085
	African Barrick Gold plc			232,052	717
*	Eurasian Natural Resources Corp. plc			55,374	199

					5,821,225

Total Common Stocks (Cost $18,099,083)					17,630,597

		Coupon

Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity Fund	0.120%		148,702,000	148,702

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.145%	12/26/13	200	200
5,6	Federal Home Loan Bank Discount Notes	0.045%	12/27/13	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.090%	2/21/14	3,800	3,798
4,5	Freddie Mac Discount Notes	0.070%	3/31/14	700	699

					5,697

Total Temporary Cash Investments (Cost $154,400)					154,399

Total Investments (100.4%) (Cost $18,253,483)					17,784,996
Other Assets and Liabilities—Net (-0.4%)[3]					(75,049)
Net Assets (100%)					17,709,947

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $75,320,000.
  Non-income-producing security.
  “Other” represents securities that are not classified by fund’s benchmark index.

9

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2013

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.5%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $81,744,000 of collateral received for securities on loan.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $4,398,000 have been segregated as initial margin for open futures contracts.
6	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)

Common Stocks (99.7%)[1]
Australia (20.5%)
Commonwealth Bank of Australia	1,632,438	117,540
BHP Billiton Ltd.	3,255,141	115,081
Westpac Banking Corp.	3,125,863	101,488
Australia & New Zealand Banking Group Ltd.	2,755,194	88,167
National Australia Bank Ltd.	2,329,173	77,843
Wesfarmers Ltd.	1,013,847	41,141
Woolworths Ltd.	1,243,134	40,994
CSL Ltd.	518,911	34,111
Rio Tinto Ltd.	441,404	26,560
Woodside Petroleum Ltd.	627,882	23,018
Telstra Corp. Ltd.	4,437,468	21,714
Westfield Group	2,099,511	21,485
QBE Insurance Group Ltd.	1,217,320	17,048
Macquarie Group Ltd.	345,439	16,616
Suncorp Group Ltd.	1,301,232	16,408
Origin Energy Ltd.	1,101,628	15,229
Santos Ltd.	967,003	13,840
Brambles Ltd.	1,573,481	13,813
AMP Ltd.	2,971,911	13,317
Amcor Ltd.	1,227,787	12,578
Insurance Australia Group Ltd.	2,110,577	12,326
Transurban Group	1,473,982	9,888
Oil Search Ltd.	1,152,738	9,268
Aurizon Holdings Ltd.	1,999,955	9,053
Stockland	2,331,567	8,837
Westfield Retail Trust	2,891,407	8,436
Goodman Group	1,741,319	8,322
AGL Energy Ltd.	557,374	8,234
Fortescue Metals Group Ltd.	1,638,754	8,037
Orica Ltd.	372,028	7,406
Newcrest Mining Ltd.	722,686	7,008
ASX Ltd.	193,057	6,706
Coca-Cola Amatil Ltd.	546,967	6,666
Wesfarmers Ltd. Price Protected Shares	155,931	6,368
Mirvac Group	3,737,106	6,144
Crown Ltd.	379,870	6,056
Sonic Healthcare Ltd.	388,531	5,931
Lend Lease Group	544,402	5,871
GPT Group	1,586,579	5,530
Asciano Ltd.	986,906	5,420
Computershare Ltd.	509,777	5,173
Ramsay Health Care Ltd.	132,668	4,870
APA Group	823,557	4,719
James Hardie Industries plc	450,601	4,661
Dexus Property Group	4,536,816	4,649
WorleyParsons Ltd.	220,464	4,591
Bendigo and Adelaide Bank Ltd.	415,534	4,278
Tatts Group Ltd.	1,432,381	4,253
Incitec Pivot Ltd.	1,669,498	4,200
Iluka Resources Ltd.	427,307	4,148
CFS Retail Property Trust Group	2,031,772	3,976
Toll Holdings Ltd.	693,316	3,777
Boral Ltd.	791,287	3,692
Bank of Queensland Ltd.	318,277	3,631
ALS Ltd.	373,818	3,536
Sydney Airport	840,573	3,329
Cochlear Ltd.	59,114	3,284
Federation Centres Ltd.	1,313,530	3,083
Challenger Ltd.	534,716	3,033
^ Leighton Holdings Ltd.	176,066	2,983
Treasury Wine Estates Ltd.	666,854	2,962

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Metcash Ltd.	913,297	2,890
	Flight Centre Ltd.	58,120	2,853
	Commonwealth Property Office Fund	2,294,901	2,596
	Tabcorp Holdings Ltd.	758,770	2,581
*	BlueScope Steel Ltd.	545,803	2,575
	Caltex Australia Ltd.	141,478	2,472
*	Alumina Ltd.	2,536,627	2,466
	Ansell Ltd.	127,756	2,355
	Aristocrat Leisure Ltd.	452,157	2,159
	Echo Entertainment Group Ltd.	857,545	2,152
	SP AusNet	1,661,533	1,963
	Downer EDI Ltd.	419,574	1,949
	IOOF Holdings Ltd.	224,693	1,911
	DuluxGroup Ltd.	358,845	1,747
	Arrium Ltd.	1,312,593	1,715
	Adelaide Brighton Ltd.	465,050	1,693
^	Harvey Norman Holdings Ltd.	533,402	1,641
	Perpetual Ltd.	37,559	1,635
	Seven West Media Ltd.	635,035	1,513
*	Qantas Airways Ltd.	1,138,226	1,338
	Platinum Asset Management Ltd.	224,311	1,308
	Goodman Fielder Ltd.	1,765,064	1,269
	CSR Ltd.	506,242	1,195
	OZ Minerals Ltd.	325,010	1,108
	Fairfax Media Ltd.	1,900,894	1,085
	Envestra Ltd.	944,884	1,004
^,*	Whitehaven Coal Ltd.	624,939	957
	Macquarie Atlas Roads Group	379,006	949
*	Sims Metal Management Ltd.	100,134	949
	Shopping Centres Australasia Property Group	628,156	946
	GWA Group Ltd.	297,943	873
	Atlas Iron Ltd.	884,109	862
	New Hope Corp. Ltd.	237,619	848
	Australand Property Group	231,241	815
	Nufarm Ltd.	171,496	791
*	Sims Metal Management Ltd. ADR	79,352	750
^,*	Lynas Corp. Ltd.	1,836,919	599
	Newcrest Mining Ltd. ADR	51,388	486
^,*	Ten Network Holdings Ltd.	1,694,786	449
^,*	Paladin Energy Ltd.	918,214	363
*	Aquila Resources Ltd.	152,555	325
*	Energy Resources of Australia Ltd.	158,818	192
			1,122,653
Hong Kong (8.8%)
	AIA Group Ltd.	12,233,645	62,120
	Hutchison Whampoa Ltd.	2,428,531	30,261
	Cheung Kong Holdings Ltd.	1,342,636	20,968
	Sun Hung Kai Properties Ltd.	1,569,118	20,553
	Hong Kong Exchanges and Clearing Ltd.	1,168,497	18,850
	Sands China Ltd.	2,457,547	17,473
*	Galaxy Entertainment Group Ltd.	2,120,950	15,833
	Hong Kong & China Gas Co. Ltd.	5,739,146	13,407
	Wharf Holdings Ltd.	1,544,297	12,996
	Hang Seng Bank Ltd.	777,941	12,967
	Jardine Matheson Holdings Ltd.	235,200	12,816
	CLP Holdings Ltd.	1,556,541	12,526
	BOC Hong Kong Holdings Ltd.	3,661,046	11,956
	Link REIT	2,323,243	11,687
	Power Assets Holdings Ltd.	1,345,816	11,212
	Want Want China Holdings Ltd.	6,720,000	10,333
	Li & Fung Ltd.	5,865,259	8,292
	Swire Pacific Ltd. Class A	693,125	8,011
	Jardine Strategic Holdings Ltd.	225,500	7,636
	Hang Lung Properties Ltd.	2,298,317	7,569

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Hongkong Land Holdings Ltd.	1,181,000	7,263
	Henderson Land Development Co. Ltd.	1,036,328	6,132
	China Mengniu Dairy Co. Ltd.	1,383,000	6,084
	SJM Holdings Ltd.	1,861,359	6,018
	Bank of East Asia Ltd.	1,374,476	5,957
	MTR Corp. Ltd.	1,430,417	5,541
	Tingyi Cayman Islands Holding Corp.	1,926,000	5,441
	New World Development Co. Ltd.	3,827,568	5,295
	Prada SPA	505,500	4,932
	Hang Lung Group Ltd.	821,000	4,343
	Sino Land Co. Ltd.	3,022,300	4,239
	Wheelock & Co. Ltd.	825,486	4,213
	Wynn Macau Ltd.	1,084,040	4,161
	Sun Art Retail Group Ltd.	2,276,000	3,728
	Cheung Kong Infrastructure Holdings Ltd.	517,215	3,599
	Samsonite International SA	1,288,473	3,522
	Esprit Holdings Ltd.	1,820,200	3,342
	Swire Properties Ltd.	1,185,865	3,212
	Techtronic Industries Co.	1,229,500	3,088
	AAC Technologies Holdings Inc.	684,500	3,025
	Hysan Development Co. Ltd.	645,603	3,020
	Kerry Properties Ltd.	661,358	2,868
	MGM China Holdings Ltd.	801,200	2,763
	First Pacific Co. Ltd.	2,354,823	2,678
	Shangri-La Asia Ltd.	1,460,096	2,675
	Melco International Development Ltd.	779,000	2,445
	Wing Hang Bank Ltd.	168,385	2,399
	ASM Pacific Technology Ltd.	246,828	2,379
	Yue Yuen Industrial Holdings Ltd.	844,519	2,319
	VTech Holdings Ltd.	156,100	2,241
	NWS Holdings Ltd.	1,376,411	2,149
	Cathay Pacific Airways Ltd.	1,069,548	2,119
	Hopewell Holdings Ltd.	556,624	1,875
	Xinyi Glass Holdings Ltd.	1,846,000	1,828
^	Chow Tai Fook Jewellery Group Ltd.	1,075,600	1,784
	PCCW Ltd.	3,840,143	1,734
	Television Broadcasts Ltd.	282,700	1,653
^,*	Semiconductor Manufacturing International Corp.	20,951,000	1,550
	New World China Land Ltd.	2,552,000	1,401
*	FIH Mobile Ltd.	2,185,000	1,231
	Shougang Fushan Resources Group Ltd.	3,610,000	1,216
	Champion REIT	2,556,000	1,139
	Cafe de Coral Holdings Ltd.	328,000	1,126
	Shun Tak Holdings Ltd.	1,838,000	1,065
^	Uni-President China Holdings Ltd.	1,047,000	1,046
	Orient Overseas International Ltd.	200,324	1,035
	Shui On Land Ltd.	2,962,666	1,033
	Lifestyle International Holdings Ltd.	471,000	1,026
	Johnson Electric Holdings Ltd.	1,401,000	1,008
	L'Occitane International SA	442,750	1,005
	Great Eagle Holdings Ltd.	242,000	862
	Huabao International Holdings Ltd.	1,880,000	825
	Dah Sing Financial Holdings Ltd.	130,400	811
	Dah Sing Banking Group Ltd.	330,400	621
	Texwinca Holdings Ltd.	608,000	621
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,224,000	537
*	Brightoil Petroleum Holdings Ltd.	2,914,000	500
^,*	United Co. RUSAL plc	1,634,000	498
	China Travel International Inv HK	2,562,000	496
	Parkson Retail Group Ltd.	1,372,000	471
	Hopewell Highway Infrastructure Ltd.	856,500	422
	Kowloon Development Co. Ltd.	320,000	395
^,*	China Rongsheng Heavy Industries Group Holdings Ltd.	2,658,500	319
	Hutchison Harbour Ring Ltd.	2,492,000	196

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Mongolian Mining Corp.	583,500	96
		482,081
Japan (54.9%)
Toyota Motor Corp.	2,686,171	174,166
Mitsubishi UFJ Financial Group Inc.	14,343,724	91,345
Honda Motor Co. Ltd.	1,817,627	72,583
SoftBank Corp.	955,370	71,346
Sumitomo Mitsui Financial Group Inc.	1,361,634	65,816
Mizuho Financial Group Inc.	24,250,241	50,903
Japan Tobacco Inc.	1,179,059	42,663
Takeda Pharmaceutical Co. Ltd.	785,391	37,427
Mitsubishi Estate Co. Ltd.	1,286,982	36,781
Canon Inc.	1,147,917	36,224
East Japan Railway Co.	385,485	33,487
Hitachi Ltd.	4,695,258	32,844
FANUC Corp.	198,576	31,853
KDDI Corp.	554,300	30,019
Mitsubishi Corp.	1,460,634	29,550
Seven & I Holdings Co. Ltd.	794,154	29,391
Mitsui Fudosan Co. Ltd.	859,580	28,474
Nippon Steel & Sumitomo Metal Corp.	8,588,309	28,346
Astellas Pharma Inc.	471,774	26,300
Nomura Holdings Inc.	3,559,694	26,296
Nissan Motor Co. Ltd.	2,574,046	25,847
Mitsui & Co. Ltd.	1,755,900	25,085
Central Japan Railway Co.	183,700	23,821
Shin-Etsu Chemical Co. Ltd.	418,755	23,677
Denso Corp.	485,686	23,346
Bridgestone Corp.	677,350	23,221
Sumitomo Realty & Development Co. Ltd.	486,492	23,019
NTT DOCOMO Inc.	1,429,000	22,671
Tokio Marine Holdings Inc.	688,190	22,562
Panasonic Corp.	2,159,590	22,134
Mitsubishi Electric Corp.	2,008,954	22,082
ORIX Corp.	1,240,930	21,494
Komatsu Ltd.	966,509	21,206
Nippon Telegraph & Telephone Corp.	405,944	21,101
Mitsubishi Heavy Industries Ltd.	3,259,743	20,717
Keyence Corp.	46,577	19,962
Sumitomo Mitsui Trust Holdings Inc.	3,895,819	19,242
ITOCHU Corp.	1,574,797	18,936
Kubota Corp.	1,274,895	18,877
Fast Retailing Co. Ltd.	54,120	18,217
Kao Corp.	536,477	17,867
Toshiba Corp.	4,178,424	17,759
Sony Corp.	1,013,144	17,674
Fuji Heavy Industries Ltd.	637,212	17,422
Kyocera Corp.	328,950	17,083
Murata Manufacturing Co. Ltd.	202,619	16,264
Daiwa Securities Group Inc.	1,773,984	16,203
Daikin Industries Ltd.	270,412	15,558
Sumitomo Corp.	1,144,738	14,897
SMC Corp.	63,100	14,691
MS&AD Insurance Group Holdings	550,801	14,242
Dai-ichi Life Insurance Co. Ltd.	977,000	13,947
Tokyo Gas Co. Ltd.	2,556,959	13,874
Marubeni Corp.	1,692,356	13,250
Kirin Holdings Co. Ltd.	900,616	13,163
Daiwa House Industry Co. Ltd.	656,805	13,158
Daiichi Sankyo Co. Ltd.	708,191	13,131
Secom Co. Ltd.	212,103	12,778
JX Holdings Inc.	2,460,223	12,165
* Mazda Motor Corp.	2,696,959	12,140
Nintendo Co. Ltd.	107,198	12,055

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Asahi Group Holdings Ltd.	440,221	11,906
Sumitomo Electric Industries Ltd.	781,121	11,705
FUJIFILM Holdings Corp.	467,372	11,434
Otsuka Holdings Co. Ltd.	392,579	11,181
Eisai Co. Ltd.	282,368	11,092
Nidec Corp.	113,314	11,043
Inpex Corp.	937,600	10,831
Chubu Electric Power Co. Inc.	726,572	10,756
Suzuki Motor Corp.	425,368	10,696
JFE Holdings Inc.	469,907	10,683
Hoya Corp.	444,902	10,668
Asahi Kasei Corp.	1,367,836	10,410
NKSJ Holdings Inc.	393,126	10,176
* Kansai Electric Power Co. Inc.	794,814	10,060
Resona Holdings Inc.	1,917,143	9,972
Toray Industries Inc.	1,581,857	9,885
* Olympus Corp.	303,236	9,701
Tokyo Electron Ltd.	174,613	9,581
Ajinomoto Co. Inc.	657,706	9,203
Terumo Corp.	184,650	8,943
Yamato Holdings Co. Ltd.	410,261	8,823
Nitto Denko Corp.	167,966	8,808
West Japan Railway Co.	195,537	8,768
Tokyu Corp.	1,285,409	8,754
Dentsu Inc.	229,902	8,686
Oriental Land Co. Ltd.	53,818	8,618
JGC Corp.	223,221	8,541
Osaka Gas Co. Ltd.	2,022,548	8,519
Sekisui House Ltd.	585,235	8,400
Aeon Co. Ltd.	609,395	8,316
Aisin Seiki Co. Ltd.	202,929	8,244
Isuzu Motors Ltd.	1,308,996	8,152
Omron Corp.	212,110	8,094
T&D Holdings Inc.	671,461	8,061
Daito Trust Construction Co. Ltd.	77,958	7,960
* Tokyo Electric Power Co. Inc.	1,476,184	7,878
* Fujitsu Ltd.	1,827,981	7,853
Unicharm Corp.	121,141	7,781
Sumitomo Metal Mining Co. Ltd.	550,149	7,620
Toyota Industries Corp.	172,020	7,588
Ricoh Co. Ltd.	714,082	7,541
Shizuoka Bank Ltd.	646,859	7,278
Shionogi & Co. Ltd.	324,273	7,176
Hankyu Hanshin Holdings Inc.	1,274,000	7,146
Ono Pharmaceutical Co. Ltd.	94,433	7,140
Bank of Yokohama Ltd.	1,282,462	7,072
Shimano Inc.	79,998	7,002
Shiseido Co. Ltd.	400,653	6,854
LIXIL Group Corp.	291,132	6,834
Kintetsu Corp.	1,831,927	6,742
Dai Nippon Printing Co. Ltd.	638,513	6,708
* Kyushu Electric Power Co. Inc.	472,444	6,652
Nikon Corp.	358,730	6,632
Makita Corp.	129,027	6,525
Mitsubishi Chemical Holdings Corp.	1,383,379	6,476
Toyota Tsusho Corp.	229,748	6,382
Yahoo Japan Corp.	1,351,500	6,306
Odakyu Electric Railway Co. Ltd.	640,362	6,180
IHI Corp.	1,453,720	6,156
Kawasaki Heavy Industries Ltd.	1,569,357	6,132
NEC Corp.	2,663,284	5,982
* Tohoku Electric Power Co. Inc.	489,442	5,924
Asahi Glass Co. Ltd.	952,115	5,880
Sumitomo Chemical Co. Ltd.	1,566,276	5,736

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Yakult Honsha Co. Ltd.	112,415	5,710
	Tobu Railway Co. Ltd.	1,085,206	5,626
	Taisei Corp.	1,094,863	5,617
	Isetan Mitsukoshi Holdings Ltd.	370,480	5,615
	Chiba Bank Ltd.	786,129	5,604
	Lawson Inc.	67,495	5,413
	Chugai Pharmaceutical Co. Ltd.	229,257	5,387
	TDK Corp.	126,187	5,363
	Sega Sammy Holdings Inc.	203,891	5,227
^	Taiheiyo Cement Corp.	1,206,000	5,115
	Keikyu Corp.	541,531	5,097
	Sekisui Chemical Co. Ltd.	437,445	5,082
*	Tokyu Fudosan Holdings Corp.	515,255	5,062
	Nippon Yusen KK	1,644,083	5,024
	NSK Ltd.	469,736	5,018
	Mitsubishi Materials Corp.	1,279,508	5,006
	NGK Spark Plug Co. Ltd.	216,081	4,935
	Toppan Printing Co. Ltd.	623,872	4,928
	Hirose Electric Co. Ltd.	32,241	4,919
	Sysmex Corp.	73,992	4,901
	Chugoku Electric Power Co. Inc.	319,313	4,895
	Mitsui OSK Lines Ltd.	1,153,811	4,884
	TOTO Ltd.	338,078	4,781
	Electric Power Development Co. Ltd.	149,479	4,777
	Hulic Co. Ltd.	297,400	4,732
*	Kobe Steel Ltd.	2,642,957	4,668
	NGK Insulators Ltd.	276,541	4,651
	Nippon Express Co. Ltd.	919,925	4,619
	Credit Saison Co. Ltd.	164,675	4,507
*	Sharp Corp.	1,506,829	4,457
	Konica Minolta Inc.	538,253	4,457
	Obayashi Corp.	695,575	4,457
	Yamaha Motor Co. Ltd.	288,047	4,412
	Oji Holdings Corp.	963,521	4,403
^,*	Mitsubishi Motors Corp.	386,221	4,340
	Hisamitsu Pharmaceutical Co. Inc.	79,640	4,309
	Keio Corp.	620,808	4,301
	NTT Data Corp.	129,300	4,299
	Kuraray Co. Ltd.	356,513	4,186
	Santen Pharmaceutical Co. Ltd.	81,320	4,128
	MEIJI Holdings Co. Ltd.	72,515	4,054
	Daihatsu Motor Co. Ltd.	206,557	4,011
	Tokyo Tatemono Co. Ltd.	424,000	3,981
	Rohm Co. Ltd.	96,833	3,975
	JSR Corp.	207,243	3,948
	Hino Motors Ltd.	279,209	3,945
	Fukuoka Financial Group Inc.	870,041	3,924
	Trend Micro Inc.	105,058	3,908
	J Front Retailing Co. Ltd.	500,380	3,894
	Kajima Corp.	916,362	3,889
	Nippon Paint Co. Ltd.	226,000	3,801
	Namco Bandai Holdings Inc.	200,954	3,788
	Joyo Bank Ltd.	723,338	3,757
	Stanley Electric Co. Ltd.	159,241	3,704
	Toyo Seikan Group Holdings Ltd.	175,973	3,657
	Nitori Holdings Co. Ltd.	38,841	3,644
	Mitsubishi Gas Chemical Co. Inc.	441,921	3,612
	Shinsei Bank Ltd.	1,537,373	3,599
	Japan Airlines Co. Ltd.	60,846	3,557
	Shimizu Corp.	672,504	3,449
	Nissin Foods Holdings Co. Ltd.	80,247	3,435
	Nomura Research Institute Ltd.	100,584	3,376
	Kansai Paint Co. Ltd.	250,442	3,365
	Amada Co. Ltd.	389,393	3,350

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Don Quijote Co. Ltd.	50,300	3,348
Aozora Bank Ltd.	1,140,676	3,316
Bank of Kyoto Ltd.	373,363	3,290
Sony Financial Holdings Inc.	175,924	3,285
Yokogawa Electric Corp.	250,696	3,276
Iyo Bank Ltd.	308,498	3,221
Mitsubishi Tanabe Pharma Corp.	228,236	3,219
Taisho Pharmaceutical Holdings Co. Ltd.	45,823	3,217
Yaskawa Electric Corp.	246,655	3,194
Aeon Mall Co. Ltd.	112,055	3,182
USS Co. Ltd.	216,960	3,177
Suruga Bank Ltd.	199,396	3,163
Kikkoman Corp.	172,642	3,147
Toyo Suisan Kaisha Ltd.	97,996	3,117
Asics Corp.	173,032	3,051
Sanrio Co. Ltd.	54,850	3,014
Shimamura Co. Ltd.	26,453	2,974
JTEKT Corp.	231,366	2,970
Nomura Real Estate Holdings Inc.	117,278	2,967
Hachijuni Bank Ltd.	478,828	2,958
Rinnai Corp.	38,207	2,957
Mitsubishi UFJ Lease & Finance Co. Ltd.	521,580	2,949
Toho Co. Ltd.	137,633	2,949
Kyowa Hakko Kirin Co. Ltd.	265,386	2,931
Nippon Meat Packers Inc.	198,466	2,906
Brother Industries Ltd.	255,459	2,903
FamilyMart Co. Ltd.	64,465	2,888
Keisei Electric Railway Co. Ltd.	279,404	2,885
* Shikoku Electric Power Co. Inc.	159,744	2,851
Yokohama Rubber Co. Ltd.	291,000	2,846
Nabtesco Corp.	116,365	2,840
Shimadzu Corp.	289,596	2,836
^ AEON Financial Service Co. Ltd.	91,570	2,812
Suzuken Co. Ltd.	77,548	2,800
Takashimaya Co. Ltd.	289,494	2,762
SBI Holdings Inc.	228,173	2,761
Hokuriku Electric Power Co.	192,934	2,748
^ Dena Co. Ltd.	125,451	2,734
Hokuhoku Financial Group Inc.	1,320,000	2,722
Yamaha Corp.	181,839	2,715
Gunma Bank Ltd.	469,081	2,714
THK Co. Ltd.	123,632	2,699
Hamamatsu Photonics KK	70,722	2,646
Daicel Corp.	310,473	2,617
Toho Gas Co. Ltd.	501,518	2,615
Fuji Electric Co. Ltd.	581,783	2,608
Sumitomo Heavy Industries Ltd.	587,153	2,599
Marui Group Co. Ltd.	270,442	2,589
Sankyo Co. Ltd.	54,417	2,588
Miraca Holdings Inc.	57,185	2,577
Sumitomo Rubber Industries Ltd.	184,990	2,575
Alfresa Holdings Corp.	47,058	2,572
TonenGeneral Sekiyu KK	276,713	2,571
Kurita Water Industries Ltd.	117,078	2,555
Yamada Denki Co. Ltd.	909,040	2,550
Nisshin Seifun Group Inc.	235,140	2,549
Benesse Holdings Inc.	67,847	2,529
Sojitz Corp.	1,301,418	2,527
Kakaku.com Inc.	130,600	2,526
Nissan Chemical Industries Ltd.	160,500	2,523
MISUMI Group Inc.	85,700	2,509
Mitsui Chemicals Inc.	935,190	2,486
Nagoya Railroad Co. Ltd.	853,000	2,476
* Hokkaido Electric Power Co. Inc.	190,993	2,460

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Seiko Epson Corp.	150,400	2,455
* NTN Corp.	510,000	2,452
^ ANA Holdings Inc.	1,173,143	2,451
Nippon Kayaku Co. Ltd.	173,000	2,425
Air Water Inc.	169,281	2,420
M3 Inc.	873	2,391
^ Casio Computer Co. Ltd.	249,672	2,390
MediPal Holdings Corp.	176,284	2,377
Ebara Corp.	440,000	2,366
Konami Corp.	97,249	2,350
Zeon Corp.	196,000	2,336
Hiroshima Bank Ltd.	548,000	2,332
Ryohin Keikaku Co. Ltd.	23,300	2,324
Hitachi Construction Machinery Co. Ltd.	108,832	2,305
Chugoku Bank Ltd.	160,109	2,302
Citizen Holdings Co. Ltd.	322,248	2,299
GS Yuasa Corp.	379,999	2,282
Keihan Electric Railway Co. Ltd.	553,000	2,275
Yamaguchi Financial Group Inc.	240,864	2,270
Seven Bank Ltd.	640,440	2,267
Ube Industries Ltd.	1,092,936	2,262
Teijin Ltd.	1,002,175	2,250
Tosoh Corp.	588,000	2,250
DIC Corp.	773,000	2,238
Nippon Electric Glass Co. Ltd.	432,752	2,226
Dowa Holdings Co. Ltd.	233,000	2,199
Kamigumi Co. Ltd.	252,148	2,193
Hitachi Metals Ltd.	162,407	2,187
Ibiden Co. Ltd.	126,083	2,186
Dainippon Sumitomo Pharma Co. Ltd.	162,238	2,183
Otsuka Corp.	16,742	2,172
Chiyoda Corp.	170,123	2,157
Showa Shell Sekiyu KK	199,522	2,145
^ Advantest Corp.	176,087	2,107
Tsumura & Co.	66,472	2,089
Showa Denko KK	1,534,499	2,081
Obic Co. Ltd.	66,200	2,079
Koito Manufacturing Co. Ltd.	113,455	2,065
Idemitsu Kosan Co. Ltd.	24,598	2,059
Taiyo Nippon Sanso Corp.	297,728	2,042
Kaneka Corp.	317,995	2,018
Hakuhodo DY Holdings Inc.	260,550	2,015
Nishi-Nippon City Bank Ltd.	745,839	2,015
Mitsubishi Logistics Corp.	144,831	2,013
Sawai Pharmaceutical Co. Ltd.	27,400	2,003
Daido Steel Co. Ltd.	346,087	1,990
Japan Steel Works Ltd.	351,865	1,966
Nippon Shokubai Co. Ltd.	159,000	1,951
* Haseko Corp.	261,800	1,941
Park24 Co. Ltd.	97,600	1,906
Minebea Co. Ltd.	342,000	1,893
Denki Kagaku Kogyo KK	449,927	1,887
NOK Corp.	118,156	1,827
Toyoda Gosei Co. Ltd.	72,503	1,813
NHK Spring Co. Ltd.	170,496	1,785
77 Bank Ltd.	360,000	1,781
Takara Holdings Inc.	190,000	1,742
^ Nippon Paper Industries Co. Ltd.	107,948	1,720
Azbil Corp.	71,200	1,716
Sugi Holdings Co. Ltd.	40,900	1,711
COMSYS Holdings Corp.	122,800	1,705
Yamato Kogyo Co. Ltd.	45,917	1,702
Toyobo Co. Ltd.	871,000	1,674
Sundrug Co. Ltd.	33,500	1,670

18

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Hitachi Chemical Co. Ltd.	108,366	1,663
Ushio Inc.	131,084	1,656
Kewpie Corp.	109,800	1,652
Sapporo Holdings Ltd.	370,000	1,645
Furukawa Electric Co. Ltd.	707,600	1,640
DMG Mori Seiki Co. Ltd.	100,800	1,635
Sotetsu Holdings Inc.	432,000	1,607
Hoshizaki Electric Co. Ltd.	43,700	1,601
Maruichi Steel Tube Ltd.	65,214	1,593
Sumitomo Osaka Cement Co. Ltd.	385,000	1,553
* Acom Co. Ltd.	396,700	1,553
Kobayashi Pharmaceutical Co. Ltd.	27,400	1,534
Lion Corp.	254,000	1,524
* Alps Electric Co. Ltd.	172,700	1,516
Fujikura Ltd.	332,000	1,515
Taiyo Yuden Co. Ltd.	117,700	1,509
Sumitomo Forestry Co. Ltd.	129,300	1,504
Seino Holdings Co. Ltd.	152,000	1,501
Nichirei Corp.	289,000	1,492
^ Disco Corp.	23,600	1,491
Nagase & Co. Ltd.	119,100	1,484
Hitachi High-Technologies Corp.	63,280	1,455
Century Tokyo Leasing Corp.	45,900	1,452
Mitsui Engineering & Shipbuilding Co. Ltd.	739,000	1,451
Yamazaki Baking Co. Ltd.	142,435	1,450
Calbee Inc.	55,200	1,448
Jafco Co. Ltd.	28,800	1,444
Glory Ltd.	57,700	1,431
Aoyama Trading Co. Ltd.	56,000	1,428
Nishi-Nippon Railroad Co. Ltd.	372,000	1,425
Rohto Pharmaceutical Co. Ltd.	98,000	1,422
Kinden Corp.	129,431	1,422
Mabuchi Motor Co. Ltd.	26,501	1,409
Oracle Corp. Japan	35,468	1,400
Kawasaki Kisen Kaisha Ltd.	606,000	1,389
Hikari Tsushin Inc.	18,700	1,386
Shiga Bank Ltd.	252,000	1,377
Mitsui Mining & Smelting Co. Ltd.	538,000	1,371
Juroku Bank Ltd.	349,000	1,366
NTT Urban Development Corp.	106,200	1,356
* Aiful Corp.	280,100	1,354
Wacoal Holdings Corp.	126,000	1,353
Ito En Ltd.	59,800	1,344
UNY Group Holdings Co. Ltd.	212,900	1,343
Nisshinbo Holdings Inc.	152,000	1,343
Sohgo Security Services Co. Ltd.	66,400	1,342
^ Kagome Co. Ltd.	75,500	1,310
OKUMA Corp.	155,000	1,309
Keiyo Bank Ltd.	253,000	1,288
K's Holdings Corp.	43,600	1,280
Coca-Cola West Co. Ltd.	63,024	1,278
Rengo Co. Ltd.	238,000	1,273
Hitachi Capital Corp.	46,300	1,245
Shimachu Co. Ltd.	51,200	1,243
Japan Petroleum Exploration Co.	30,179	1,229
* Dainippon Screen Manufacturing Co. Ltd.	213,000	1,224
Nexon Co. Ltd.	104,100	1,217
SKY Perfect JSAT Holdings Inc.	208,000	1,201
Daishi Bank Ltd.	344,000	1,201
Izumi Co. Ltd.	36,600	1,190
* Nippon Sheet Glass Co. Ltd.	906,000	1,175
Kaken Pharmaceutical Co. Ltd.	75,000	1,171
Musashino Bank Ltd.	33,000	1,158
San-In Godo Bank Ltd.	159,000	1,154

19

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
House Foods Group Inc.	72,800	1,153
Matsui Securities Co. Ltd.	107,500	1,151
Matsumotokiyoshi Holdings Co. Ltd.	34,000	1,147
ABC-Mart Inc.	22,787	1,140
Autobacs Seven Co. Ltd.	78,000	1,137
North Pacific Bank Ltd.	260,300	1,137
Square Enix Holdings Co. Ltd.	70,415	1,135
Senshu Ikeda Holdings Inc.	229,200	1,129
SCSK Corp.	44,500	1,128
Hokkoku Bank Ltd.	304,000	1,124
^ Fukuyama Transporting Co. Ltd.	175,000	1,119
Ezaki Glico Co. Ltd.	100,000	1,111
Onward Holdings Co. Ltd.	133,000	1,101
KYORIN Holdings Inc.	51,600	1,100
Lintec Corp.	52,900	1,097
Higo Bank Ltd.	192,000	1,093
* Orient Corp.	434,500	1,088
Tokai Rika Co. Ltd.	51,100	1,084
Itochu Techno-Solutions Corp.	27,366	1,074
Kagoshima Bank Ltd.	158,000	1,064
H2O Retailing Corp.	125,000	1,062
* Cosmo Oil Co. Ltd.	603,046	1,062
^ Nipro Corp.	115,200	1,056
Nanto Bank Ltd.	266,000	1,053
Anritsu Corp.	79,300	1,040
KYB Co. Ltd.	177,000	1,025
Sumco Corp.	112,401	1,021
Hyakugo Bank Ltd.	249,000	1,013
Nisshin Steel Holdings Co. Ltd.	75,200	1,003
Hyakujushi Bank Ltd.	274,000	998
Mochida Pharmaceutical Co. Ltd.	15,700	994
Nippon Television Holdings Inc.	53,100	973
Exedy Corp.	32,600	968
FP Corp.	12,500	966
Capcom Co. Ltd.	51,300	959
Fuji Media Holdings Inc.	47,600	949
Ogaki Kyoritsu Bank Ltd.	335,000	944
Nippo Corp.	50,000	938
Awa Bank Ltd.	176,000	919
Maeda Road Construction Co. Ltd.	51,000	907
^ Gree Inc.	104,779	901
Toyota Boshoku Corp.	64,809	868
Toda Corp.	237,000	866
Kose Corp.	29,600	865
Takata Corp.	33,300	840
^ Shochiku Co. Ltd.	82,000	811
Asatsu-DK Inc.	29,300	805
Nissan Shatai Co. Ltd.	46,000	793
Kissei Pharmaceutical Co. Ltd.	34,200	792
Komeri Co. Ltd.	31,300	764
Toshiba TEC Corp.	122,000	751
Cosmos Pharmaceutical Corp.	6,100	743
Adastria Holdings Co. Ltd.	15,720	736
Calsonic Kansei Corp.	152,000	731
Tsuruha Holdings Inc.	7,700	699
Tokai Carbon Co. Ltd.	202,000	694
Canon Marketing Japan Inc.	51,700	693
Kokuyo Co. Ltd.	90,100	690
Hitachi Transport System Ltd.	42,600	676
Heiwa Corp.	39,000	654
Kandenko Co. Ltd.	102,000	645
Pola Orbis Holdings Inc.	19,000	644
Sumitomo Bakelite Co. Ltd.	175,000	631
Shinko Electric Industries Co. Ltd.	64,800	578

20

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Pacific Metals Co. Ltd.	144,000	528
	Sumitomo Real Estate Sales Co. Ltd.	15,300	501
	PanaHome Corp.	73,000	494
	Tokyo Broadcasting System Holdings Inc.	37,200	490
	TV Asahi Corp.	20,800	483
^	OSAKA Titanium Technologies Co. Ltd.	19,400	423
	Toppan Forms Co. Ltd.	43,300	404
	Hitachi Koki Co. Ltd.	51,800	380
	Mitsubishi Shokuhin Co. Ltd.	13,500	378
	NS Solutions Corp.	14,700	335
	Tokai Rubber Industries Ltd.	33,700	310
	Kansai Urban Banking Corp.	239,000	285
			3,011,975
New Zealand (0.4%)
	Fletcher Building Ltd.	701,639	5,790
	Telecom Corp. of New Zealand Ltd.	1,806,649	3,506
	Auckland International Airport Ltd.	982,737	2,782
	Sky Network Television Ltd.	377,177	1,932
	SKYCITY Entertainment Group Ltd.	562,347	1,806
	Fisher & Paykel Healthcare Corp. Ltd.	526,150	1,600
	Contact Energy Ltd.	357,437	1,550
	Kiwi Income Property Trust	1,002,077	906
	Chorus Ltd.	389,454	852
	Vector Ltd.	244,450	527
	Air New Zealand Ltd.	316,055	420
	Warehouse Group Ltd.	103,647	315
			21,986
Singapore (3.9%)
	DBS Group Holdings Ltd.	1,741,779	23,482
	Oversea-Chinese Banking Corp. Ltd.	2,744,594	22,960
	Singapore Telecommunications Ltd.	7,410,109	22,503
	United Overseas Bank Ltd.	1,191,267	19,950
	Keppel Corp. Ltd.	1,458,358	12,726
	Genting Singapore plc	6,192,597	7,577
	Global Logistic Properties Ltd.	3,020,773	7,498
	CapitaLand Ltd.	2,571,558	6,443
	Wilmar International Ltd.	2,153,303	5,989
^	Singapore Press Holdings Ltd.	1,614,417	5,522
	Singapore Technologies Engineering Ltd.	1,575,055	5,341
	City Developments Ltd.	606,713	5,022
	Singapore Exchange Ltd.	836,260	4,934
	Singapore Airlines Ltd.	521,226	4,372
	CapitaMall Trust	2,665,112	4,329
	Sembcorp Industries Ltd.	899,820	3,847
	Ascendas REIT	2,002,894	3,808
	Hutchison Port Holdings Trust	5,202,639	3,797
	Noble Group Ltd.	3,892,304	3,216
	Golden Agri-Resources Ltd.	6,648,163	3,210
	ComfortDelGro Corp. Ltd.	2,057,980	3,178
^	Sembcorp Marine Ltd.	844,666	3,056
	UOL Group Ltd.	555,717	2,941
	Jardine Cycle & Carriage Ltd.	97,621	2,877
	Suntec REIT	2,008,000	2,764
	Keppel Land Ltd.	789,575	2,354
	CapitaCommercial Trust	1,942,000	2,298
	CapitaMalls Asia Ltd.	1,387,335	2,253
	StarHub Ltd.	597,567	2,137
	Yangzijiang Shipbuilding Holdings Ltd.	2,200,210	2,087
^	Olam International Ltd.	1,454,181	1,799
	Venture Corp. Ltd.	245,000	1,534
	Singapore Post Ltd.	1,391,000	1,466
^	SIA Engineering Co. Ltd.	223,000	906
	M1 Ltd.	285,000	781
	Wing Tai Holdings Ltd.	435,000	772

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
^,*	Neptune Orient Lines Ltd.	885,000	754
^	SMRT Corp. Ltd.	668,000	699
	Yanlord Land Group Ltd.	648,000	643
^	Cosco Corp. Singapore Ltd.	961,001	606
^	Indofood Agri Resources Ltd.	402,000	294
			212,725
South Korea (11.2%)
	Samsung Electronics Co. Ltd.	108,788	150,025
	Hyundai Motor Co.	155,821	37,123
	POSCO	75,367	22,500
	Shinhan Financial Group Co. Ltd.	463,360	20,204
	Hyundai Mobis	68,228	19,246
*	SK Hynix Inc.	530,440	15,961
	KB Financial Group Inc.	393,950	15,515
	NAVER Corp.	27,587	15,481
	Kia Motors Corp.	263,256	15,295
	LG Chem Ltd.	44,365	12,515
	Hana Financial Group Inc.	298,140	11,464
	Hyundai Heavy Industries Co. Ltd.	45,068	10,762
	Samsung Life Insurance Co. Ltd.	100,965	9,941
	Samsung Fire & Marine Insurance Co. Ltd.	39,275	9,184
	KT&G Corp.	123,705	9,032
	SK Telecom Co. Ltd.	40,196	8,760
	SK Innovation Co. Ltd.	61,557	8,628
	Samsung C&T Corp.	126,896	7,530
	LG Electronics Inc.	109,137	6,991
	Samsung Heavy Industries Co. Ltd.	181,580	6,658
*	Korea Electric Power Corp.	232,510	6,209
	Samsung SDI Co. Ltd.	34,274	5,713
	LG Corp.	91,828	5,429
*	LG Display Co. Ltd.	227,450	5,324
	E-Mart Co. Ltd.	20,878	4,996
	LG Household & Health Care Ltd.	9,506	4,941
	SK Holdings Co. Ltd.	26,457	4,795
	Hyundai Steel Co.	56,607	4,661
	Samsung Electro-Mechanics Co. Ltd.	56,455	4,331
	Woori Finance Holdings Co. Ltd.	364,460	4,318
	Lotte Shopping Co. Ltd.	11,317	4,296
	KT Corp.	128,500	4,247
	Hyundai Engineering & Construction Co. Ltd.	73,841	4,236
	Cheil Industries Inc.	48,496	4,112
	Hankook Tire Co. Ltd.	68,715	4,031
	Orion Corp.	3,727	3,634
	Hyundai Glovis Co. Ltd.	15,661	3,472
	OCI Co. Ltd.	18,756	3,394
	Kangwon Land Inc.	117,250	3,222
	BS Financial Group Inc.	200,110	3,213
	Coway Co. Ltd.	56,064	3,209
	S-Oil Corp.	42,907	3,131
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	97,420	3,068
	Lotte Chemical Corp.	14,893	3,052
	Korea Zinc Co. Ltd.	10,507	3,046
	NCSoft Corp.	15,085	2,924
	GS Holdings	52,870	2,911
	Celltrion Inc.	65,198	2,835
	Samsung Securities Co. Ltd.	62,694	2,779
	Hyundai Wia Corp.	16,053	2,764
	Daelim Industrial Co. Ltd.	28,143	2,612
	Amorepacific Corp.	3,179	2,609
	Hyundai Department Store Co. Ltd.	16,290	2,594
	SK C&C Co. Ltd.	22,905	2,469
	LG Uplus Corp.	209,190	2,395
	Samsung Techwin Co. Ltd.	41,585	2,267
	Cheil Worldwide Inc.	90,190	2,222

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Samsung Engineering Co. Ltd.	30,742	2,168
Dongbu Insurance Co. Ltd.	48,350	2,164
KCC Corp.	5,143	2,062
DGB Financial Group Inc.	127,690	2,049
Industrial Bank of Korea	170,780	1,973
Hanwha Corp.	51,250	1,940
CJ CheilJedang Corp.	7,802	1,893
Daewoo Securities Co. Ltd.	195,140	1,821
Hyundai Marine & Fire Insurance Co. Ltd.	59,440	1,698
Shinsegae Co. Ltd.	6,739	1,697
Kumho Petrochemical Co. Ltd.	17,279	1,691
Doosan Heavy Industries & Construction Co. Ltd.	41,360	1,688
Mando Corp.	12,467	1,681
Daewoo International Corp.	44,540	1,641
Hyosung Corp.	23,810	1,605
Samsung Card Co. Ltd.	43,280	1,604
CJ Corp.	15,315	1,602
Korea Gas Corp.	26,443	1,590
Hyundai Mipo Dockyard	9,974	1,587
* Daewoo Engineering & Construction Co. Ltd.	195,070	1,581
Hanwha Chemical Corp.	69,870	1,534
Korea Investment Holdings Co. Ltd.	39,230	1,530
Hanwha Life Insurance Co. Ltd.	212,310	1,420
Lotte Confectionery Co. Ltd.	822	1,410
Hyundai Development Co-Engineering & Construction	61,180	1,360
Yuhan Corp.	7,638	1,344
* NHN Entertainment Corp.	12,529	1,341
* Doosan Infracore Co. Ltd.	93,410	1,337
LS Corp.	17,063	1,275
S-1 Corp.	21,223	1,266
Halla Visteon Climate Control Corp.	32,290	1,207
Doosan Corp.	8,909	1,193
Woori Investment & Securities Co. Ltd.	109,720	1,159
Hyundai Hysco Co. Ltd.	28,090	1,112
GS Engineering & Construction Corp.	32,693	1,104
Daum Communications Corp.	13,198	1,101
AMOREPACIFIC Group	3,046	1,075
SK Networks Co. Ltd.	163,690	1,028
* Korean Air Lines Co. Ltd.	29,170	930
* CJ Korea Express Co. Ltd.	10,318	897
Lotte Chilsung Beverage Co. Ltd.	593	881
* Hyundai Merchant Marine Co. Ltd.	63,670	824
NongShim Co. Ltd.	3,271	792
Mirae Asset Securities Co. Ltd.	22,910	773
Samsung Fine Chemicals Co. Ltd.	17,069	772
LG Hausys Ltd.	5,875	711
Hyundai Securities Co. Ltd.	107,270	681
Hite Jinro Co. Ltd.	26,630	654
SKC Co. Ltd.	18,750	569
* Hanjin Shipping Co. Ltd.	77,000	561
Dongkuk Steel Mill Co. Ltd.	34,380	480
KEPCO Engineering & Construction Co. Inc.	8,794	467
Daishin Securities Co. Ltd.	34,800	290
* Hanjin Kal Corp.	16,313	216
Daishin Securities Co. Ltd. Prior Pfd.	24,940	141
STX Pan Ocean Co. Ltd.	95,340	101

		617,547
Total Common Stocks (Cost $6,004,238)		5,468,967

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund	0.120%		39,810,154	39,810

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Federal Home Loan Bank Discount Notes	0.055%	11/29/13	1,500	1,500
5,6	Freddie Mac Discount Notes	0.085%	3/3/14	3,000	2,998
					4,498
Total Temporary Cash Investments (Cost $44,309)					44,308
Total Investments (100.5%) (Cost $6,048,547)					5,513,275
Other Assets and Liabilities—Net (-0.5%)[3]					(26,273)
Net Assets (100%)					5,487,002

  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,248,000.
  Non-income-producing security.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  Includes $39,810,000 of collateral received for securities on loan.
  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
  The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
  Securities with a value of $800,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
  REIT—Real Estate Investment Trust.

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)

Common Stocks (100.0%)[1]
Brazil (14.5%)
Itau Unibanco Holding SA ADR	29,172,695	449,551
Petroleo Brasileiro SA Prior Pfd.	44,782,486	406,048
Petroleo Brasileiro SA	45,842,497	398,550
Petroleo Brasileiro SA ADR Series A	21,363,391	387,959
Banco Bradesco SA ADR	23,761,578	342,642
Vale SA Class B Pfd. ADR	23,215,860	339,880
Itau Unibanco Holding SA Prior Pfd.	21,758,980	336,673
Cia de Bebidas das Americas ADR	8,549,598	318,045
Banco do Brasil SA	23,298,510	308,398
BRF SA	12,609,489	296,071
Banco Bradesco SA Prior Pfd.	19,025,936	274,105
Vale SA Prior Pfd.	17,859,186	261,408
Petroleo Brasileiro SA ADR	14,765,273	257,359
Itausa - Investimentos Itau SA Prior Pfd.	58,126,756	250,645
Cia de Bebidas das Americas Prior Pfd.	6,731,240	250,428
Vale SA Class B ADR	15,098,769	241,731
Banco Bradesco SA	14,671,119	236,291
Cielo SA	7,465,874	226,415
BM&FBovespa SA	38,824,166	218,127
Ultrapar Participacoes SA	7,707,347	204,894
Vale SA	12,005,512	190,893
CCR SA	17,848,735	147,997
Cia de Bebidas das Americas	3,926,586	146,270
BB Seguridade Participacoes SA	12,752,978	139,303
BRF SA ADR	5,187,770	121,549
Souza Cruz SA	7,923,110	85,706
BR Malls Participacoes SA	8,779,476	84,809
Telefonica Brasil SA Prior Pfd.	3,711,232	81,527
Itau Unibanco Holding SA	5,332,061	77,371
Lojas Renner SA	2,560,312	77,216
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,522,706	76,775
Tractebel Energia SA	4,314,926	73,473
Gerdau SA Prior Pfd.	9,135,462	72,089
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	1,444,016	71,739
Banco Santander Brasil SA ADR	10,307,664	71,432
Natura Cosmeticos SA	3,527,663	70,402
Grupo BTG Pactual	5,219,743	70,334
Gerdau SA ADR	8,481,473	67,258
Hypermarcas SA	7,605,300	66,323
Lojas Americanas SA Prior Pfd.	8,819,280	65,044
Banco Santander Brasil SA	8,958,782	60,960
Metalurgica Gerdau SA Prior Pfd. Class A	5,666,139	57,745
* Fibria Celulose SA	4,334,514	56,366
WEG SA	4,327,558	56,365
Cia Energetica de Minas Gerais ADR	6,280,887	56,340
Bradespar SA Prior Pfd.	4,647,963	55,247
Embraer SA ADR	1,840,632	54,096
Tim Participacoes SA	10,455,142	52,940
Telefonica Brasil SA ADR	2,378,339	52,752
^ Cia Siderurgica Nacional SA ADR	9,479,561	52,517
Klabin SA Prior Pfd.	9,834,830	52,167
JBS SA	14,606,053	52,146
Embraer SA	6,851,882	49,626
CETIP SA - Mercados Organizados	4,411,428	48,752
Localiza Rent a Car SA	2,865,613	46,711
Cosan SA Industria e Comercio	2,272,562	45,448
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,141,349	43,940
M Dias Branco SA	927,927	43,532
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	8,199,333	43,336
Cia Energetica de Minas Gerais Prior Pfd.	4,783,300	42,555
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,708,898	42,442

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Cia Hering	2,810,733	40,713
	Cia Energetica de Sao Paulo Prior Pfd.	3,708,886	38,719
	CPFL Energia SA	4,441,502	37,917
	Raia Drogasil SA	5,111,911	37,314
	Multiplan Empreendimentos Imobiliarios SA	1,558,955	36,597
	Totvs SA	2,060,393	34,801
	BR Properties SA	3,943,950	33,370
	ALL - America Latina Logistica SA	9,089,786	32,497
	Duratex SA	5,212,150	32,379
	Tim Participacoes SA ADR	1,247,788	31,719
	Cia de Saneamento Basico do Estado de Sao Paulo	2,755,186	29,198
	EDP - Energias do Brasil SA	4,833,601	27,576
	Cia Siderurgica Nacional SA	5,027,948	27,220
	MRV Engenharia e Participacoes SA	6,234,672	26,806
	Porto Seguro SA	1,991,420	24,999
*	PDG Realty SA Empreendimentos e Participacoes	27,677,995	24,862
^	Cia Paranaense de Energia ADR	1,649,986	22,902
	Sul America SA	2,849,555	20,861
	EcoRodovias Infraestrutura e Logistica SA	2,879,316	19,512
	AES Tiete SA Prior Pfd.	1,940,176	19,015
	Oi SA Prior Pfd.	11,091,005	18,545
	Gerdau SA	2,630,899	17,482
	Centrais Eletricas Brasileiras SA	5,397,752	17,107
	Lojas Americanas SA	2,586,353	16,163
^	Oi SA ADR	8,948,346	15,481
	Cia Energetica de Minas Gerais	1,739,450	15,397
	Centrais Eletricas Brasileiras SA Prior Pfd.	2,821,151	14,631
*	Braskem SA ADR	820,972	14,474
*	Usinas Siderurgicas de Minas Gerais SA	2,465,754	12,502
*	Braskem SA Prior Pfd.	1,397,378	12,346
	Multiplus SA	989,800	12,193
	Light SA	1,385,822	12,133
	CPFL Energia SA ADR	715,214	12,073
	AES Tiete SA	1,150,272	10,121
	Arteris SA	1,105,723	9,860
	Oi SA	5,226,616	9,317
*	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	643,728	9,183
^	Centrais Eletricas Brasileiras SA ADR	1,650,453	8,747
	Eneva SA	4,135,074	8,288
	Guararapes Confeccoes SA	162,220	7,319
	Cia de Gas de Sao Paulo Prior Pfd. Class A	269,021	7,125
	Cia Paranaense de Energia Prior Pfd.	317,329	4,436
*,^	Fibria Celulose SA ADR	269,506	3,517
*	MMX Mineracao e Metalicos SA	8,046,556	3,036
	Centrais Eletricas Brasileiras SA ADR	623,224	1,969
*	OGX Petroleo e Gas Participacoes SA	26,110,510	1,515
	Oi SA ADR	625,137	1,088
			9,803,738
Chile (2.0%)
	Banco de Chile	766,725,724	117,348
	Empresas COPEC SA	8,040,401	117,214
	SACI Falabella	10,145,800	100,897
	Cencosud SA	23,595,462	96,194
	Empresas CMPC SA	30,893,715	91,552
	Latam Airlines Group SA	4,837,739	79,824
	Enersis SA ADR	4,681,699	77,248
	Empresa Nacional de Electricidad SA ADR	1,402,235	63,241
	Enersis SA	163,962,717	54,818
	Banco de Credito e Inversiones	909,633	53,409
	Banco Santander Chile ADR	1,793,867	44,057
	Cia Cervecerias Unidas SA	3,234,140	43,220
	Aguas Andinas SA Class A	61,683,907	41,594
	Empresa Nacional de Electricidad SA	26,717,495	40,850
	Corpbanca SA	3,391,925,680	37,894

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Colbun SA	150,136,312	37,218
Sociedad Matriz Banco de Chile Class B	98,426,040	36,463
ENTEL Chile SA	2,313,421	35,671
Banco Santander Chile	544,089,640	33,632
Sociedad Quimica y Minera de Chile SA ADR	1,212,891	33,488
CAP SA	1,578,931	32,876
AES Gener SA	51,142,547	30,674
Embotelladora Andina SA Prior Pfd.	5,021,954	28,257
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	663,282	18,617
Latam Airlines Group SA	739,267	11,963
Latam Airlines Group SA ADR	536,644	8,881
		1,367,100
China (21.0%)
China Construction Bank Corp.	1,464,603,913	1,139,502
China Mobile Ltd.	105,738,567	1,098,798
Industrial & Commercial Bank of China Ltd.	1,462,974,003	1,025,583
Tencent Holdings Ltd.	18,621,172	1,015,421
Bank of China Ltd.	1,528,567,177	717,688
CNOOC Ltd.	326,549,252	664,192
PetroChina Co. Ltd.	428,721,479	488,220
China Petroleum & Chemical Corp.	518,253,372	419,530
China Life Insurance Co. Ltd.	151,101,470	398,875
Ping An Insurance Group Co. of China Ltd.	38,745,488	305,518
China Overseas Land & Investment Ltd.	82,979,276	257,155
Agricultural Bank of China Ltd.	466,509,065	224,808
China Shenhua Energy Co. Ltd.	68,885,925	209,542
China Merchants Bank Co. Ltd.	93,134,405	185,188
Hengan International Group Co. Ltd.	14,791,400	181,114
China Telecom Corp. Ltd.	328,531,683	171,610
China Pacific Insurance Group Co. Ltd.	44,860,794	162,110
Belle International Holdings Ltd.	105,669,500	148,997
China Unicom Hong Kong Ltd.	91,936,248	143,836
Lenovo Group Ltd.	122,954,109	131,709
Great Wall Motor Co. Ltd.	20,750,000	121,963
Bank of Communications Co. Ltd.	163,628,345	119,897
China Minsheng Banking Corp. Ltd.	102,675,368	117,660
China Resources Land Ltd.	37,991,200	110,057
China Resources Power Holdings Co. Ltd.	38,701,048	101,307
Brilliance China Automotive Holdings Ltd.	55,726,700	97,476
Kunlun Energy Co. Ltd.	57,157,230	93,501
PICC Property & Casualty Co. Ltd.	60,958,601	93,476
ENN Energy Holdings Ltd.	14,892,400	88,296
China Oilfield Services Ltd.	31,071,800	86,836
China CITIC Bank Corp. Ltd.	153,397,719	86,243
China Resources Enterprise Ltd.	24,206,860	85,731
Dongfeng Motor Group Co. Ltd.	59,640,744	84,321
Anhui Conch Cement Co. Ltd.	24,022,952	83,835
China Merchants Holdings International Co. Ltd.	23,386,610	82,905
Beijing Enterprises Holdings Ltd.	9,606,000	78,853
China Communications Construction Co. Ltd.	89,944,504	73,414
Shimao Property Holdings Ltd.	28,163,957	70,783
Huaneng Power International Inc.	61,892,978	64,605
Tsingtao Brewery Co. Ltd.	7,558,000	61,896
Country Garden Holdings Co. Ltd.	88,036,662	60,369
*,^ Byd Co. Ltd.	12,154,755	60,182
China National Building Material Co. Ltd.	59,348,960	58,028
China Longyuan Power Group Corp.	49,069,800	56,456
*,^ GCL-Poly Energy Holdings Ltd.	176,536,000	54,165
Sinopharm Group Co. Ltd.	19,792,500	53,610
Guangzhou Automobile Group Co. Ltd.	45,210,584	53,600
China State Construction International Holdings Ltd.	31,490,872	53,059
Jiangxi Copper Co. Ltd.	27,105,898	51,967
China Coal Energy Co. Ltd.	83,482,800	51,227
Inner Mongolia Yitai Coal Co. Ltd. Class B	24,666,439	48,328

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	COSCO Pacific Ltd.	32,757,788	47,715
	China Vanke Co. Ltd. Class B	28,021,523	47,315
	Geely Automobile Holdings Ltd.	90,607,300	45,674
	Longfor Properties Co. Ltd.	27,301,080	44,547
	China Railway Group Ltd.	77,913,408	43,997
	China Railway Construction Corp. Ltd.	38,805,765	42,563
^	Evergrande Real Estate Group Ltd.	100,759,785	42,511
	Haitong Securities Co. Ltd.	27,621,200	41,958
^	Yanzhou Coal Mining Co. Ltd.	39,873,320	41,258
^	Sino-Ocean Land Holdings Ltd.	64,485,802	40,890
	Weichai Power Co. Ltd.	9,917,820	39,697
	Shenzhou International Group Holdings Ltd.	11,493,065	39,628
	Guangdong Investment Ltd.	45,252,080	38,955
	CITIC Securities Co. Ltd.	17,812,700	37,397
^	CITIC Pacific Ltd.	25,658,674	36,525
^	GOME Electrical Appliances Holding Ltd.	234,987,805	36,367
2	People's Insurance Co. Group of China Ltd.	76,605,000	36,189
	Kingboard Chemical Holdings Ltd.	13,683,171	36,054
	China Gas Holdings Ltd.	31,447,900	35,073
	China Resources Gas Group Ltd.	13,522,100	34,989
*,2	Sinopec Engineering Group Co. Ltd.	23,885,272	34,978
	Shandong Weigao Group Medical Polymer Co. Ltd.	36,385,800	34,166
	Zhuzhou CSR Times Electric Co. Ltd.	9,483,000	34,039
	Guangzhou R&F Properties Co. Ltd.	19,372,900	33,942
*	New China Life Insurance Co. Ltd.	11,595,500	32,762
	Haier Electronics Group Co. Ltd.	15,165,000	32,371
	Chongqing Changan Automobile Co. Ltd. Class B	17,401,861	32,083
	Jiangsu Expressway Co. Ltd.	25,196,139	31,743
	CSR Corp. Ltd.	38,047,377	31,706
	China Communications Services Corp. Ltd.	50,787,973	31,129
	Agile Property Holdings Ltd.	25,678,345	30,989
	Shanghai Industrial Holdings Ltd.	9,353,445	30,928
*,^	Aluminum Corp. of China Ltd.	80,829,220	29,889
	Greentown China Holdings Ltd.	15,275,500	29,739
	Chongqing Rural Commercial Bank	56,741,461	28,665
^	Zijin Mining Group Co. Ltd.	123,607,680	28,470
*,^	China Huishan Dairy Holdings Co. Ltd.	71,414,672	28,371
^	SOHO China Ltd.	31,381,506	27,509
*,^	ZTE Corp.	12,481,728	27,202
	Datang International Power Generation Co. Ltd.	58,018,568	26,573
	Zhejiang Expressway Co. Ltd.	28,792,704	26,547
	Yuexiu Property Co. Ltd.	95,105,300	26,511
	Nine Dragons Paper Holdings Ltd.	32,052,000	26,446
	China Resources Cement Holdings Ltd.	39,398,686	26,363
	China Everbright Ltd.	17,622,010	26,137
	Fosun International Ltd.	26,960,737	25,914
^	ANTA Sports Products Ltd.	17,965,000	25,769
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	27,798,379	25,643
	Franshion Properties China Ltd.	72,536,094	25,198
*,^	China COSCO Holdings Co. Ltd.	52,492,000	24,922
*	China Taiping Insurance Holdings Co. Ltd.	15,953,707	24,886
	Air China Ltd.	36,236,748	24,718
	China BlueChemical Ltd.	37,495,405	24,102
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,618,300	23,961
	Far East Horizon Ltd.	32,241,010	23,658
	Lee & Man Paper Manufacturing Ltd.	32,368,000	23,215
	Poly Property Group Co. Ltd.	36,778,900	22,549
	China International Marine Containers Group Co. Ltd.	11,961,198	22,370
	Beijing Capital International Airport Co. Ltd.	30,648,564	21,611
	Shanghai Electric Group Co. Ltd.	60,641,756	21,428
	Shenzhen International Holdings Ltd.	174,260,000	21,349
	China Agri-Industries Holdings Ltd.	42,292,961	19,863
^	Golden Eagle Retail Group Ltd.	12,920,000	19,385
*,^	Li Ning Co. Ltd.	20,847,500	19,089

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Sinopec Shanghai Petrochemical Co. Ltd.	71,776,788	18,957
*,^	China Shipping Container Lines Co. Ltd.	76,501,618	18,938
^	Zhongsheng Group Holdings Ltd.	11,685,500	18,705
*,^	China Yurun Food Group Ltd.	27,656,149	18,318
	Wumart Stores Inc.	10,504,000	17,547
	Travelsky Technology Ltd.	20,472,000	17,510
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	10,697,466	17,299
	Shenzhen Investment Ltd.	41,812,000	16,731
	BBMG Corp.	23,311,500	16,726
*,2	China Galaxy Securities Co. Ltd.	24,274,000	16,525
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,872,066	15,521
*,^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	4,246,000	15,370
	KWG Property Holding Ltd.	23,610,000	15,285
*,^	China Shipping Development Co. Ltd.	26,520,021	15,004
*,^	Hopson Development Holdings Ltd.	12,228,000	14,996
	Guangshen Railway Co. Ltd.	27,374,000	14,567
^	Zhaojin Mining Industry Co. Ltd.	17,538,000	14,164
*,^	Angang Steel Co. Ltd.	22,152,374	13,412
	CSG Holding Co. Ltd. Class B	15,931,164	13,000
	China Southern Airlines Co. Ltd.	35,118,000	12,941
^	Huadian Power International Corp. Ltd.	27,814,000	12,919
^	Bosideng International Holdings Ltd.	55,162,000	12,736
*,^	Renhe Commercial Holdings Co. Ltd.	212,358,000	11,947
^	China Molybdenum Co. Ltd.	27,095,000	10,950
*,^	Metallurgical Corp. of China Ltd.	52,532,937	10,777
^	China Dongxiang Group Co.	68,552,000	10,693
^	Dongfang Electric Corp. Ltd.	6,589,030	10,599
*,^	China Eastern Airlines Corp. Ltd.	30,348,000	10,486
	Weifu High-Technology Group Co. Ltd. Class B	3,047,253	9,372
^	Xinjiang Goldwind Science & Technology Co. Ltd.	9,045,000	9,234
	China Merchants Property Development Co. Ltd. Class B	3,062,940	9,198
*,^	Maanshan Iron & Steel	35,388,000	9,035
	Sinotrans Ltd.	36,086,000	8,890
*,^	China Zhongwang Holdings Ltd.	27,167,286	8,832
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	4,293,029	8,728
	Harbin Electric Co. Ltd.	13,708,000	8,608
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	29,828,000	8,264
	Guangdong Electric Power Development Co. Ltd. Class B	13,825,537	8,163
	Kingboard Laminates Holdings Ltd.	19,541,000	8,035
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	8,720,715	7,686
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,121,057	7,408
	Dazhong Transportation Group Co. Ltd. Class B	11,357,506	7,314
	Sinotruk Hong Kong Ltd.	13,500,500	7,070
*	CITIC Resources Holdings Ltd.	50,156,000	7,054
*	BOE Technology Group Co. Ltd. Class B	28,217,600	6,766
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	4,600,075	6,751
^	Lianhua Supermarket Holdings Co. Ltd.	10,351,000	6,643
*,^	China Foods Ltd.	14,471,506	6,573
	Guangzhou Shipyard International Co. Ltd.	4,292,000	6,333
	Shenzhen Expressway Co. Ltd.	14,818,000	6,231
	Shandong Chenming Paper Holdings Ltd. Class B	12,036,985	5,996
	Anhui Expressway Co. Ltd.	10,678,000	5,990
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,790,169	5,964
^	Sinofert Holdings Ltd.	34,444,000	5,593
	Sichuan Expressway Co. Ltd.	18,632,000	5,552
^	Sany Heavy Equipment International Holdings Co. Ltd.	18,701,000	5,400
	Jiangling Motors Corp. Ltd. Class B	1,720,246	4,845
	Shanghai Friendship Group Inc. Co. Class B	3,823,241	4,755
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,595,918	4,754
*	Shanghai Haixin Group Co. Class B	8,925,019	4,739
^	China National Materials Co. Ltd.	21,480,000	4,681
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,272,024	4,676
	Anhui Gujing Distillery Co. Ltd. Class B	2,346,554	4,534
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	8,649,032	3,919

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Double Coin Holdings Ltd. Class B	5,030,634	3,446
Beijing North Star Co. Ltd.	14,830,000	3,332
Foshan Electrical and Lighting Co. Ltd. Class B	4,592,770	3,139
Shandong Chenming Paper Holdings Ltd.	7,243,000	2,962
Tianjin Capital Environmental Protection Group Co. Ltd.	6,920,000	2,803
* Huadian Energy Co. Ltd. Class B	9,190,269	2,765
Bengang Steel Plates Co. Class B	8,157,311	2,652
Jinzhou Port Co. Ltd. Class B	4,698,200	1,832
		14,170,772
Colombia (1.2%)
Bancolombia SA ADR	2,860,094	160,537
^ Ecopetrol SA ADR	2,787,463	132,014
Ecopetrol SA	47,679,796	113,382
Grupo de Inversiones Suramericana SA	4,355,054	86,302
Almacenes Exito SA	4,657,423	78,020
Cementos Argos SA	8,197,303	43,275
Grupo de Inversiones Suramericana SA Prior Pfd.	1,947,764	38,701
Corp Financiera Colombiana SA	1,592,719	33,145
Interconexion Electrica SA ESP	6,064,927	29,999
* Cemex Latam Holdings SA	3,739,336	28,613
Isagen SA ESP	15,909,865	25,391
Grupo Aval Acciones y Valores Prior Pfd.	33,255,083	23,109
Grupo Argos SA Prior Pfd.	814,498	9,452
Bancolombia SA Prior Pfd.	59,020	826
		802,766
Czech Republic (0.3%)
CEZ AS	3,249,317	93,505
Komercni Banka AS	308,676	76,461
Telefonica Czech Republic AS	2,006,250	32,713
		202,679
Egypt (0.1%)
* Global Telecom Holding GDR	9,175,935	31,053
Commercial International Bank Egypt SAE	3,906,142	24,196
* Talaat Moustafa Group	4,208,215	3,373
Telecom Egypt Co.	1,443,930	2,833
Egypt Kuwait Holding Co. SAE	2,456,711	2,282
* Egyptian Financial Group-Hermes Holding	1,602,116	1,868
		65,605
Hungary (0.4%)
OTP Bank plc	5,137,748	106,583
MOL Hungarian Oil & Gas plc	939,657	64,248
* Richter Gedeon Nyrt	2,777,485	52,815
Magyar Telekom Telecommunications plc	8,793,155	12,057
		235,703
India (9.0%)
Infosys Ltd.	9,785,074	522,909
Reliance Industries Ltd.	32,659,791	485,943
Housing Development Finance Corp.	31,694,263	440,402
Tata Consultancy Services Ltd.	9,651,826	331,626
ITC Ltd.	38,868,698	211,558
ICICI Bank Ltd.	11,631,128	210,798
Oil & Natural Gas Corp. Ltd.	42,404,443	202,628
Sun Pharmaceutical Industries Ltd.	15,906,768	157,340
Bharti Airtel Ltd.	26,227,080	156,543
HDFC Bank Ltd.	13,705,201	152,619
Hindustan Unilever Ltd.	15,021,578	148,916
Tata Motors Ltd.	19,728,233	122,687
HDFC Bank Ltd. ADR	3,378,021	122,453
NTPC Ltd.	41,282,802	100,011
Axis Bank Ltd.	4,697,723	93,366
Mahindra & Mahindra Ltd.	6,238,683	89,999
Sesa Sterlite Ltd.	26,859,751	88,068
State Bank of India	2,751,427	80,409

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
HCL Technologies Ltd.	4,295,264	76,576
United Spirits Ltd.	1,750,115	73,270
Larsen & Toubro Ltd.	4,476,132	70,843
Kotak Mahindra Bank Ltd.	5,537,734	67,790
Coal India Ltd.	13,066,566	61,160
^ Wipro Ltd. ADR	5,161,842	57,296
Hero MotoCorp Ltd.	1,667,227	56,340
Asian Paints Ltd.	6,008,120	52,641
Bajaj Auto Ltd.	1,438,978	49,845
Cairn India Ltd.	9,368,721	48,225
Idea Cellular Ltd.	16,130,163	45,313
Cipla Ltd.	6,700,895	45,005
Nestle India Ltd.	489,941	44,640
Ultratech Cement Ltd.	1,358,920	43,444
Lupin Ltd.	3,010,078	43,425
Zee Entertainment Enterprises Ltd.	9,667,909	41,826
Dr. Reddy's Laboratories Ltd. ADR	1,022,192	40,530
Maruti Suzuki India Ltd.	1,491,047	39,650
Wipro Ltd.	4,905,628	38,189
Ambuja Cements Ltd.	12,416,865	37,984
IndusInd Bank Ltd.	5,194,611	37,590
Power Grid Corp. of India Ltd.	22,580,358	37,173
NMDC Ltd.	16,006,543	36,119
GAIL India Ltd.	6,183,375	35,520
Godrej Consumer Products Ltd.	2,488,183	35,267
JSW Steel Ltd.	2,428,653	33,984
Reliance Communications Ltd.	12,556,721	30,021
Jindal Steel & Power Ltd.	7,597,435	29,617
Tech Mahindra Ltd.	1,170,178	29,516
Hindalco Industries Ltd.	15,560,036	29,092
IDFC Ltd.	16,695,468	28,731
Bharat Heavy Electricals Ltd.	12,160,981	27,877
Dr Reddy's Laboratories Ltd.	657,542	26,211
Tata Steel Ltd.	4,771,722	25,985
Shriram Transport Finance Co. Ltd.	2,544,224	25,292
Dabur India Ltd.	8,506,492	24,687
Adani Ports and Special Economic Zone Ltd.	9,996,487	23,657
Tata Power Co. Ltd.	17,002,906	22,698
* Oracle Financial Services Software Ltd.	434,948	22,688
Rural Electrification Corp. Ltd.	7,089,203	22,359
DLF Ltd.	8,781,129	21,598
United Breweries Ltd.	1,412,099	21,218
Yes Bank Ltd.	3,535,051	21,172
Indian Oil Corp. Ltd.	6,433,762	21,129
Bharat Petroleum Corp. Ltd.	3,552,488	20,776
Glenmark Pharmaceuticals Ltd.	2,207,536	20,187
Grasim Industries Ltd.	440,483	20,187
Oil India Ltd.	2,475,916	19,097
Titan Industries Ltd.	4,361,780	18,944
Reliance Infrastructure Ltd.	2,638,824	18,510
ACC Ltd.	996,946	18,386
Adani Enterprises Ltd.	5,403,568	18,254
Steel Authority of India Ltd.	16,832,664	16,874
Bank of Baroda	1,613,663	16,871
GlaxoSmithKline Pharmaceuticals Ltd.	426,562	16,868
* Ranbaxy Laboratories Ltd.	2,581,604	16,384
Siemens Ltd.	1,730,765	16,377
Piramal Enterprises Ltd.	1,772,619	16,205
GlaxoSmithKline Consumer Healthcare Ltd.	213,341	16,155
Jaiprakash Associates Ltd.	20,451,844	15,804
Reliance Capital Ltd.	2,485,310	14,967
Power Finance Corp. Ltd.	6,485,004	14,169
* Reliance Power Ltd.	11,584,381	13,783
Aditya Birla Nuvo Ltd.	683,570	13,649

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Colgate-Palmolive India Ltd.	669,730	13,508
Divi's Laboratories Ltd.	815,328	12,887
Shree Cement Ltd.	175,439	12,648
Castrol India Ltd.	2,466,672	12,271
Container Corp. Of India	995,613	12,246
Mphasis Ltd.	1,737,363	11,967
Punjab National Bank	1,304,243	11,548
Sun TV Network Ltd.	1,641,621	11,221
Cadila Healthcare Ltd.	1,040,251	11,190
ABB India Ltd.	1,067,300	10,926
Hindustan Zinc Ltd.	4,982,853	10,817
NHPC Ltd.	35,118,018	10,323
Bharti Infratel Ltd.	3,589,688	9,618
Bharat Forge Ltd.	1,867,785	9,092
Cummins India Ltd.	1,364,682	8,775
Exide Industries Ltd.	4,146,058	8,405
GMR Infrastructure Ltd.	22,703,445	8,135
Bank of India	2,310,628	7,883
* Unitech Ltd.	27,850,709	7,870
Bajaj Holdings and Investment Ltd.	556,735	7,492
Canara Bank	1,683,759	7,057
Bharat Electronics Ltd.	403,843	7,005
Godrej Industries Ltd.	1,416,151	6,818
* Adani Power Ltd.	11,661,716	6,199
Tata Communications Ltd.	1,384,211	5,937
JSW Energy Ltd.	7,595,499	5,742
IDBI Bank Ltd.	5,155,627	5,680
Crompton Greaves Ltd.	3,276,954	5,628
Hindustan Petroleum Corp. Ltd.	1,641,643	5,367
Tata Chemicals Ltd.	1,180,830	5,144
Wockhardt Ltd.	675,512	4,898
Union Bank of India	2,271,617	4,565
Ashok Leyland Ltd.	12,710,004	3,553
Great Eastern Shipping Co. Ltd.	777,407	3,529
Oriental Bank of Commerce	1,194,783	3,507
Torrent Power Ltd.	2,409,638	3,299
* Essar Oil Ltd.	3,173,339	2,692
* Mangalore Refinery & Petrochemicals Ltd.	3,711,949	2,432
State Bank of India GDR	39,524	2,317
Corp Bank	482,151	2,242
ICICI Bank Ltd. ADR	1,409	53
		6,066,401
Indonesia (2.7%)
Astra International Tbk PT	412,156,500	243,003
Bank Central Asia Tbk PT	251,318,324	232,848
* Telekomunikasi Indonesia Persero Tbk PT	1,033,185,905	214,914
Bank Rakyat Indonesia Persero Tbk PT	219,818,400	154,275
Bank Mandiri Persero Tbk PT	189,931,280	145,031
Perusahaan Gas Negara Persero Tbk PT	217,512,604	98,379
Semen Indonesia Persero Tbk PT	60,053,004	76,405
Bank Negara Indonesia Persero Tbk PT	149,718,861	63,823
Unilever Indonesia Tbk PT	23,009,530	61,182
Indofood Sukses Makmur Tbk PT	89,375,796	52,654
Charoen Pokphand Indonesia Tbk PT	149,949,432	51,825
Indocement Tunggal Prakarsa Tbk PT	26,697,631	49,476
Kalbe Farma Tbk PT	422,102,490	48,598
United Tractors Tbk PT	30,493,101	47,328
Gudang Garam Tbk PT	11,962,880	39,113
Adaro Energy Tbk PT	275,348,780	24,893
Bank Danamon Indonesia Tbk PT	64,468,524	24,609
XL Axiata Tbk PT	59,451,724	23,582
Indofood CBP Sukses Makmur Tbk PT	23,327,000	23,159
Media Nusantara Citra Tbk PT	99,132,250	21,954
Indo Tambangraya Megah Tbk PT	8,026,300	21,282

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Jasa Marga Persero Tbk PT	40,612,000	18,906
Tambang Batubara Bukit Asam Persero Tbk PT	17,001,325	18,327
* Bumi Resources Tbk PT	421,907,914	16,990
Global Mediacom Tbk PT	83,029,889	14,063
Astra Agro Lestari Tbk PT	6,168,680	10,169
Indosat Tbk PT	25,654,273	10,007
Aneka Tambang Persero Tbk PT	68,557,000	9,716
Vale Indonesia Tbk PT	40,314,427	8,829
		1,825,340
Malaysia (4.8%)
Malayan Banking Bhd.	88,657,488	274,804
CIMB Group Holdings Bhd.	100,183,848	238,140
Axiata Group Bhd.	102,246,794	222,574
Sime Darby Bhd.	64,015,913	193,358
Genting Bhd.	46,029,290	152,818
Petronas Chemicals Group Bhd.	59,909,422	134,995
IOI Corp. Bhd.	77,816,378	134,239
Petronas Gas Bhd.	16,566,996	128,791
Public Bank Bhd. (Foreign)	22,080,147	128,181
Maxis Bhd.	53,640,150	122,240
DiGi.Com Bhd.	76,971,950	121,908
* Sapurakencana Petroleum Bhd.	73,009,325	92,571
Tenaga Nasional Bhd.	28,908,407	86,388
AMMB Holdings Bhd.	36,280,458	85,149
Genting Malaysia Bhd.	61,919,390	84,752
Kuala Lumpur Kepong Bhd.	11,186,612	81,857
* IHH Healthcare Bhd.	57,192,676	74,897
Gamuda Bhd.	40,692,616	62,801
Petronas Dagangan Bhd.	6,260,300	60,713
British American Tobacco Malaysia Bhd.	2,999,987	60,372
YTL Corp. Bhd.	112,355,156	58,742
PPB Group Bhd.	12,459,508	58,018
UMW Holdings Bhd.	13,990,620	56,736
Felda Global Ventures Holdings Bhd.	38,881,657	55,321
Hong Leong Bank Bhd.	11,932,905	54,026
IJM Corp. Bhd.	25,364,150	46,637
YTL Power International Bhd.	69,317,027	41,737
Alliance Financial Group Bhd.	22,902,817	37,647
Telekom Malaysia Bhd.	22,042,040	36,598
RHB Capital Bhd.	14,592,535	36,507
Bumi Armada Bhd.	28,029,881	35,176
2 Astro Malaysia Holdings Bhd.	32,472,700	29,835
Lafarge Malaysia Bhd.	8,758,120	27,651
Berjaya Sports Toto Bhd.	18,272,895	23,569
AirAsia Bhd.	25,449,148	21,605
Hong Leong Financial Group Bhd.	4,272,100	20,476
UEM Sunrise Bhd.	27,311,900	20,237
MMC Corp. Bhd.	17,735,200	15,058
Parkson Holdings Bhd.	12,011,323	14,314
SP Setia Bhd.	12,993,724	12,648
Malaysia Marine and Heavy Engineering Holdings Bhd.	9,219,835	11,338
		3,255,424
Mexico (5.4%)
America Movil SAB de CV	639,764,306	686,482
Fomento Economico Mexicano SAB de CV	44,164,252	413,133
Grupo Televisa SAB	53,183,630	324,876
Wal-Mart de Mexico SAB de CV	115,921,830	301,371
Grupo Financiero Banorte SAB de CV	45,624,534	291,219
Grupo Mexico SAB de CV Class B	79,465,865	250,995
* Cemex SAB de CV	231,505,453	246,281
Alfa SAB de CV Class A	58,189,120	159,574
Grupo Bimbo SAB de CV Class A	38,180,210	128,260
Grupo Financiero Inbursa SAB de CV	41,882,815	107,891
Coca-Cola Femsa SAB de CV	8,485,370	103,420

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Mexichem SAB de CV	22,694,035	94,778
	Grupo Financiero Santander Mexico SAB de CV Class B	30,289,562	84,782
	Industrias Penoles SAB de CV	2,608,965	76,336
	Grupo Aeroportuario del Sureste SAB de CV Class B	4,606,220	55,057
	Kimberly-Clark de Mexico SAB de CV Class A	17,895,652	54,412
	Grupo Carso SAB de CV	9,869,254	53,093
*	OHL Mexico SAB de CV	13,036,300	33,502
	Arca Continental SAB de CV	5,466,806	32,452
*	Minera Frisco SAB de CV	10,765,576	27,526
	Grupo Elektra SAB DE CV	729,455	24,607
	Grupo Sanborns SA de CV	8,569,888	17,767
*	Industrias CH SAB de CV Class B	3,513,698	17,316
*	Organizacion Soriana SAB de CV Class B	5,088,944	16,428
	Infraestructura Energetica Nova SAB de CV	4,062,620	16,030
	Alpek SA de CV	6,857,321	14,879
			3,632,467
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	409,761	2,912

Other † (0.0%)
*	Mega Financial Holding Co. Ltd. Rights Exp. 12/06/13	12,907,239	1,713
*	Top Frontier Investment Holdings Inc	1,391,340	1,240
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			2,953
Peru (0.3%)
	Credicorp Ltd.	715,645	97,757
	Cia de Minas Buenaventura SAA ADR	3,705,345	53,727
	Credicorp Ltd.	357,268	49,232
	Volcan Cia Minera SAA Class B	47,178,348	22,118
	Cia de Minas Buenaventura SAA	461,011	6,643
			229,477
Philippines (1.5%)
	SM Investments Corp.	6,338,088	125,558
	Philippine Long Distance Telephone Co.	1,748,365	116,018
	Ayala Land Inc.	115,815,629	78,844
	Bank of the Philippine Islands	29,321,616	67,850
	Ayala Corp.	4,105,197	57,317
	BDO Unibank Inc.	29,070,582	54,539
	Aboitiz Equity Ventures Inc.	45,804,910	53,953
	Universal Robina Corp.	17,694,770	52,228
	Alliance Global Group Inc.	83,602,634	51,012
	SM Prime Holdings Inc.	110,765,797	49,067
	Metropolitan Bank & Trust	22,020,869	45,404
	Manila Electric Co.	6,227,046	43,795
	International Container Terminal Services Inc.	16,272,700	39,177
	Jollibee Foods Corp.	8,303,779	34,106
	Aboitiz Power Corp.	32,887,626	25,890
	Globe Telecom Inc.	639,968	25,782
	San Miguel Corp.	13,422,375	23,612
	DMCI Holdings Inc.	17,282,430	20,702
	Energy Development Corp.	131,045,953	17,587
*	Bloomberry Resorts Corp.	61,812,272	14,626
			997,067
Poland (1.7%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	17,576,696	232,838
	Powszechny Zaklad Ubezpieczen SA	1,143,368	173,921
^	Bank Pekao SA	2,661,542	166,645
^	KGHM Polska Miedz SA	2,834,184	114,422
^	Polski Koncern Naftowy Orlen SA	6,575,396	92,762
	PGE SA	14,788,337	86,385
	Polskie Gornictwo Naftowe i Gazownictwo SA	36,376,945	66,906
	Telekomunikacja Polska SA	13,681,190	44,308
^	BRE Bank SA	257,100	42,461
	Tauron Polska Energia SA	21,652,090	35,320

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
^	Bank Handlowy w Warszawie SA	669,713	25,740
*	ING Bank Slaski SA	651,341	23,881
^	Jastrzebska Spolka Weglowa SA	1,060,415	22,894
*,^	Getin Noble Bank SA	23,817,296	21,014
	Synthos SA	9,449,622	16,004
	Enea SA	2,601,806	12,243
			1,177,744
Russia (7.1%)
	Gazprom OAO ADR	76,929,532	719,092
	Sberbank of Russia	208,631,748	669,442
	Lukoil OAO ADR	7,224,796	473,180
	Magnit OJSC GDR	5,680,354	364,793
	Gazprom OAO	77,421,833	363,285
	Mobile Telesystems OJSC ADR	10,440,320	238,039
	NovaTek OAO GDR	1,373,858	192,656
	Lukoil OAO	2,577,696	169,044
	Uralkali OJSC	27,359,839	145,990
	Tatneft OAO ADR	3,407,237	139,962
	Rosneft OAO GDR	17,637,695	139,157
	MMC Norilsk Nickel OJSC ADR	7,206,813	108,864
	Surgutneftegas OAO ADR	11,855,224	104,522
	AK Transneft OAO Prior Pfd.	33,366	85,042
	VTB Bank OJSC	58,129,231,072	80,870
	Rostelecom OJSC	21,838,467	79,885
	Sistema JSFC GDR	2,906,724	77,772
	MegaFon OAO GDR	1,906,354	69,163
2	VTB Bank OJSC GDR	23,282,772	64,509
	Tatneft OAO	8,951,972	61,651
	Rosneft OAO	5,782,715	45,906
	RusHydro JSC	2,377,093,363	41,680
	MMC Norilsk Nickel OJSC	262,352	39,933
	Sberbank of Russia ADR	2,730,094	34,815
	Novolipetsk Steel OJSC GDR	1,634,357	27,847
	E.ON Russia JSC	297,929,779	23,157
	Surgutneftegas OAO	24,504,449	21,574
	Severstal OAO	1,933,939	16,907
	Aeroflot - Russian Airlines OJSC	9,430,172	16,823
*	Federal Grid Co. Unified Energy System JSC	5,323,286,228	16,325
	LSR Group GDR	3,908,107	16,085
*	NOMOS-BANK GDR	966,948	14,456
	TMK OAO GDR	1,078,402	13,924
*	Pharmstandard OJSC GDR	993,411	13,225
	Phosagro OAO GDR	1,203,361	12,446
*	Inter RAO JSC	41,677,450,909	12,088
*	Russian Grids OAO	407,033,605	10,977
	Severstal OAO GDR	1,215,023	10,584
*	Polyus Gold OJSC	371,589	9,839
*,^	Mechel ADR	2,946,939	9,312
	Magnitogorsk Iron & Steel Works	30,882,788	7,627
	Mosenergo OAO	125,477,702	3,603
*	Raspadskaya OAO	2,596,971	2,477
	Mobile Telesystems OJSC	95,358	1,003
	NovaTek OAO	61,651	792
	Rostelecom OJSC ADR	27,263	598
	Novolipetsk Steel OJSC	82,970	142
*	Mechel	9,605	31
			4,771,094
South Africa (9.4%)
	Naspers Ltd.	7,935,439	742,787
	MTN Group Ltd.	36,338,394	722,304
	Sasol Ltd.	11,070,244	565,665
	Standard Bank Group Ltd.	24,408,662	310,529
	FirstRand Ltd.	59,008,208	211,839
	Sanlam Ltd.	38,217,168	205,057

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Remgro Ltd.	9,754,509	198,626
	Shoprite Holdings Ltd.	8,799,048	161,133
	Aspen Pharmacare Holdings Ltd.	5,506,152	153,179
	Bidvest Group Ltd.	5,464,799	145,607
	Steinhoff International Holdings Ltd.	37,102,802	143,229
	Impala Platinum Holdings Ltd.	10,477,251	127,264
	AngloGold Ashanti Ltd.	7,741,907	117,014
	Woolworths Holdings Ltd.	14,676,355	110,386
	Barclays Africa Group Ltd.	6,525,507	100,788
	Tiger Brands Ltd.	3,228,643	94,719
	Growthpoint Properties Ltd.	35,331,590	89,844
	Nedbank Group Ltd.	4,066,647	88,416
	Truworths International Ltd.	8,512,740	81,354
	Life Healthcare Group Holdings Ltd.	18,623,017	75,960
^	Vodacom Group Ltd.	6,619,596	75,930
	Imperial Holdings Ltd.	3,556,916	75,599
	RMB Holdings Ltd.	15,059,976	75,498
	Netcare Ltd.	29,914,909	74,232
	Mr Price Group Ltd.	4,699,025	73,957
	Gold Fields Ltd.	15,014,355	69,508
	Mediclinic International Ltd.	8,310,014	62,624
	Discovery Ltd.	6,027,801	50,939
	MMI Holdings Ltd.	20,389,795	49,987
*,^	Anglo American Platinum Ltd.	1,213,353	49,050
	Kumba Iron Ore Ltd.	1,170,123	48,935
	Coronation Fund Managers Ltd.	5,722,248	46,670
	Spar Group Ltd.	3,527,427	45,139
	Mondi Ltd.	2,393,405	42,780
	Foschini Group Ltd.	3,653,927	42,094
	Exxaro Resources Ltd.	2,622,987	40,170
	Nampak Ltd.	11,797,132	39,001
	Barloworld Ltd.	4,213,523	37,745
	AVI Ltd.	6,287,227	36,933
	Massmart Holdings Ltd.	2,211,704	35,459
	Investec Ltd.	4,949,043	35,077
	Clicks Group Ltd.	5,185,103	32,339
*	Sappi Ltd.	10,969,189	32,328
	Brait SE	6,586,035	32,107
	Hyprop Investments Ltd.	4,329,589	32,065
	African Rainbow Minerals Ltd.	1,589,456	30,431
	PPC Ltd.	9,363,771	29,581
	Capital Property Fund	27,230,157	29,005
	Aeci Ltd.	2,338,114	28,497
	Assore Ltd.	685,699	28,005
	Tongaat Hulett Ltd.	2,200,754	27,723
	Harmony Gold Mining Co. Ltd.	7,657,666	26,423
^	Capitec Bank Holdings Ltd.	1,218,949	25,968
	Liberty Holdings Ltd.	2,063,068	25,507
	Omnia Holdings Ltd.	1,207,163	24,912
*	Murray & Roberts Holdings Ltd.	7,894,328	24,034
*	Aveng Ltd.	7,998,777	23,488
^	African Bank Investments Ltd.	13,866,444	23,426
	Reunert Ltd.	3,247,790	22,760
*	Northam Platinum Ltd.	5,403,002	22,194
	Grindrod Ltd.	9,191,245	22,107
	Sibanye Gold Ltd.	15,663,125	22,104
	Adcock Ingram Holdings Ltd.	2,945,208	21,131
^	Pick n Pay Stores Ltd.	4,302,802	20,335
	DataTec Ltd.	3,529,082	20,151
	Sun International Ltd.	1,823,164	18,489
	Wilson Bayly Holmes-Ovcon Ltd.	1,009,852	17,704
*	Telkom SA SOC Ltd.	6,331,981	16,521
	Acucap Properties Ltd.	3,226,696	15,121
	JSE Ltd.	1,666,388	14,627

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Illovo Sugar Ltd.	4,647,138	14,582
Santam Ltd.	705,477	13,391
* ArcelorMittal South Africa Ltd.	3,198,999	12,604
Lewis Group Ltd.	1,650,760	11,530
Fountainhead Property Trust	14,683,393	11,298
Pick'n Pay Holdings Ltd.	4,869,030	9,944
^ JD Group Ltd.	2,223,737	6,826
* Royal Bafokeng Platinum Ltd.	1,044,330	6,391
* Palabora Mining Co. Ltd.	267,365	3,083
		6,351,759
Taiwan (13.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	48,857,187	899,461
Taiwan Semiconductor Manufacturing Co. Ltd.	235,633,845	868,444
Hon Hai Precision Industry Co. Ltd.	229,767,645	584,137
MediaTek Inc.	25,310,921	346,049
Formosa Plastics Corp.	100,569,116	273,300
Nan Ya Plastics Corp.	116,946,853	266,737
Formosa Chemicals & Fibre Corp.	89,315,518	258,152
Cathay Financial Holding Co. Ltd.	152,218,920	229,966
China Steel Corp.	248,948,633	216,353
Delta Electronics Inc.	41,543,245	216,045
Fubon Financial Holding Co. Ltd.	145,943,336	213,889
CTBC Financial Holding Co. Ltd.	265,527,932	180,116
Uni-President Enterprises Corp.	88,692,826	168,900
^ Chunghwa Telecom Co. Ltd. ADR	4,493,164	143,062
Mega Financial Holding Co. Ltd.	161,766,101	140,071
Quanta Computer Inc.	53,775,165	127,490
Taiwan Mobile Co. Ltd.	34,353,796	117,177
Asustek Computer Inc.	14,469,958	110,436
Yuanta Financial Holding Co. Ltd.	197,613,712	107,760
Formosa Petrochemical Corp.	39,361,393	105,744
Chunghwa Telecom Co. Ltd.	31,411,913	100,847
Hotai Motor Co. Ltd.	8,457,000	100,605
Cheng Shin Rubber Industry Co. Ltd.	37,485,883	99,957
Taiwan Cement Corp.	64,469,877	93,829
Far Eastern New Century Corp.	80,041,788	91,940
First Financial Holding Co. Ltd.	141,334,294	87,473
China Development Financial Holding Corp.	290,587,649	86,855
Catcher Technology Co. Ltd.	14,587,463	84,813
Hua Nan Financial Holdings Co. Ltd.	141,657,022	83,988
President Chain Store Corp.	11,454,647	83,550
SinoPac Financial Holdings Co. Ltd.	154,410,663	76,412
Lite-On Technology Corp.	43,313,607	75,827
Far EasTone Telecommunications Co. Ltd.	32,598,343	74,676
HTC Corp.	15,083,925	74,037
Taishin Financial Holding Co. Ltd.	146,002,921	73,739
Largan Precision Co. Ltd.	2,076,135	70,699
E.Sun Financial Holding Co. Ltd.	101,643,030	68,071
Compal Electronics Inc.	84,368,629	66,014
Taiwan Cooperative Financial Holding Co. Ltd.	113,712,646	63,942
Asia Cement Corp.	46,459,578	63,022
United Microelectronics Corp. ADR	28,689,667	58,814
Advanced Semiconductor Engineering Inc. ADR	11,881,575	58,576
* Innolux Corp.	147,436,724	58,471
Advanced Semiconductor Engineering Inc.	58,567,717	57,669
MStar Semiconductor Inc.	5,550,629	57,262
Inventec Corp.	61,730,489	55,253
Foxconn Technology Co. Ltd.	20,757,380	52,165
Shin Kong Financial Holding Co. Ltd.	139,914,072	48,659
Pegatron Corp.	34,279,897	47,765
United Microelectronics Corp.	102,568,970	43,511
Wistron Corp.	46,291,759	43,460
Giant Manufacturing Co. Ltd.	5,771,721	43,316
Novatek Microelectronics Corp.	10,476,817	41,503

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Synnex Technology International Corp.	25,773,055	41,117
Advantech Co. Ltd.	6,214,942	39,835
Siliconware Precision Industries Co. ADR	6,626,303	39,692
Chang Hwa Commercial Bank	62,449,681	37,461
TPK Holding Co. Ltd.	5,196,267	36,474
Teco Electric and Machinery Co. Ltd.	34,068,000	36,334
* Acer Inc.	54,856,905	35,841
Taiwan Fertilizer Co. Ltd.	14,858,100	35,406
Yulon Motor Co. Ltd.	18,666,584	32,948
Siliconware Precision Industries Co.	26,316,860	31,974
* AU Optronics Corp.	92,924,669	30,395
Epistar Corp.	17,102,732	29,658
Pou Chen Corp.	24,155,531	29,424
Chicony Electronics Co. Ltd.	11,360,060	28,312
Taiwan Glass Industry Corp.	27,101,551	27,426
Formosa Taffeta Co. Ltd.	21,421,868	26,625
* AU Optronics Corp. ADR	8,092,730	25,573
Realtek Semiconductor Corp.	9,416,241	21,892
* Taiwan Business Bank	70,522,854	21,675
Unimicron Technology Corp.	26,823,754	21,216
* Walsin Lihwa Corp.	68,326,770	21,181
* Evergreen Marine Corp. Taiwan Ltd.	34,080,969	20,051
Transcend Information Inc.	5,869,981	18,539
* Eva Airways Corp.	32,897,580	18,313
* China Airlines Ltd.	49,538,050	17,945
Feng Hsin Iron & Steel Co.	9,574,310	17,423
Ton Yi Industrial Corp.	14,962,000	16,555
* Macronix International	70,389,541	16,455
Cheng Uei Precision Industry Co. Ltd.	7,604,473	15,948
Vanguard International Semiconductor Corp.	14,639,000	15,824
Oriental Union Chemical Corp.	14,803,000	15,742
Capital Securities Corp.	45,800,422	15,688
Eternal Chemical Co. Ltd.	16,088,862	14,708
U-Ming Marine Transport Corp.	8,939,356	14,680
YFY Inc.	26,387,000	14,003
China Motor Corp.	14,163,000	13,535
Waterland Financial Holdings Co. Ltd.	39,075,930	13,440
Far Eastern International Bank	31,932,209	13,252
Cathay Real Estate Development Co. Ltd.	18,801,000	13,111
* Yang Ming Marine Transport Corp.	28,407,195	12,598
Wan Hai Lines Ltd.	22,909,450	12,346
Compal Communications Inc.	6,470,000	11,069
Yageo Corp.	31,891,300	10,862
Taiwan Secom Co. Ltd.	4,168,000	10,100
President Securities Corp.	17,852,000	10,058
* Nan Ya Printed Circuit Board Corp.	4,628,521	6,252
		8,868,965
Thailand (2.9%)
* Advanced Info Service PCL (Local)	24,112,577	197,451
Siam Commercial Bank PCL (Foreign)	29,061,757	151,547
PTT Exploration & Production PCL (Foreign)	27,609,806	148,507
CP ALL PCL (Foreign)	80,041,730	96,540
* PTT PCL	8,741,900	88,994
PTT PCL (Foreign)	8,606,737	87,618
Siam Cement PCL (Foreign)	5,748,117	81,147
^ Shin Corp. PCL	29,830,500	80,674
* Kasikornbank PCL	12,816,700	78,511
* Bangkok Bank PCL (Local)	10,346,443	68,664
Kasikornbank PCL (Foreign)	10,874,449	67,986
* Bank of Ayudhya PCL (Local)	48,725,809	59,955
* Airports of Thailand PCL	8,628,500	58,722
PTT Global Chemical PCL	20,151,407	50,981
Total Access Communication PCL	14,049,600	50,745
* Central Pattana PCL	26,970,328	41,483

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* TMB Bank PCL	443,580,900	39,138
Krung Thai Bank PCL (Foreign)	58,495,250	37,886
* PTT Global Chemical PCL	13,636,100	34,387
* Thai Oil PCL	16,576,400	33,554
Big C Supercenter PCL	5,331,400	33,336
* Charoen Pokphand Foods PCL	36,260,800	28,296
* Bangkok Dusit Medical Services PCL	6,278,500	27,021
^ Land and Houses PCL	63,629,100	22,456
* Banpu PCL (Local)	22,470,500	20,893
Charoen Pokphand Foods PCL (Foreign)	27,394,400	20,851
* Electricity Generating PCL	4,813,200	19,781
BEC World PCL (Foreign)	10,649,325	19,747
* Thai Union Frozen Products PCL	10,077,200	18,198
* Siam City Cement PCL (Local)	1,379,283	17,608
* BEC World PCL	8,978,500	16,788
^ IRPC PCL (Foreign)	138,017,360	16,182
^ Indorama Ventures PCL	19,164,164	15,375
* Delta Electronics Thailand PCL	9,717,100	14,899
Glow Energy PCL (Foreign)	6,297,555	14,174
* Berli Jucker PCL	8,215,600	13,109
* Siam Commercial Bank PCL (Local)	2,425,900	12,863
Ratchaburi Electricity Generating Holding PCL	7,573,400	12,280
* CP ALL PCL (Local)	9,208,500	11,618
Bank of Ayudhya PCL	9,400,000	11,566
* Thai Airways International PCL	12,910,600	8,420
* Krung Thai Bank PCL	11,941,000	7,810
* IRPC PCL	65,829,100	7,573
* Indorama Ventures PCL	9,323,600	7,480
^ Siam Cement PCL NVDR	376,300	5,168
* Glow Energy PCL	2,057,900	4,803
* PTT Exploration and Production PCL (Local)	695,700	3,764
* Total Access Communication PCL (Local)	256,100	925
* Siam Cement PCL	11,600	159
Shin Corp. PCL	49,200	133
		1,967,766
Turkey (2.0%)
Turkiye Garanti Bankasi AS	42,957,540	172,252
Akbank TAS	33,624,812	131,427
Turkiye Halk Bankasi AS	12,770,219	102,612
* Turkcell Iletisim Hizmetleri AS	16,130,502	100,100
BIM Birlesik Magazalar AS	4,584,613	95,919
Haci Omer Sabanci Holding AS (Bearer)	16,628,694	78,667
Turkiye Is Bankasi	27,610,172	75,428
KOC Holding AS	12,221,940	59,860
Tupras Turkiye Petrol Rafinerileri AS	2,504,534	56,614
Turkiye Vakiflar Bankasi Tao	21,327,897	51,032
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,987,919	50,785
Enka Insaat ve Sanayi AS	14,912,715	43,603
Turk Hava Yollari	11,090,819	43,245
Yapi ve Kredi Bankasi AS	17,590,762	40,602
Coca-Cola Icecek AS	1,361,698	38,942
Eregli Demir ve Celik Fabrikalari TAS	27,810,717	38,453
Turk Telekomunikasyon AS	10,676,418	36,790
Arcelik AS	5,037,836	32,081
Ford Otomotiv Sanayi AS	1,446,362	20,305
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,164,468	18,854
Tofas Turk Otomobil Fabrikasi AS	2,509,059	16,587
Koza Altin Isletmeleri AS	926,982	16,398
Turkiye Sise ve Cam Fabrikalari AS	9,316,647	13,671
Aselsan Elektronik Sanayi Ve Ticaret AS	1,736,374	8,187
* Dogan Sirketler Grubu Holding AS	16,956,370	7,630
		1,350,044
United Arab Emirates (0.6%)
Emaar Properties PJSC	63,919,258	105,673

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2013

					Market
					Value
				Shares	($000)
	First Gulf Bank PJSC			16,035,697	70,822
	DP World Ltd.			3,549,991	59,953
	Aldar Properties PJSC			62,950,434	46,298
*	Arabtec Holding Co.			35,358,663	26,300
*	Dubai Financial Market			34,544,436	21,826
	Air Arabia PJSC			47,525,239	18,750
	Dubai Islamic Bank PJSC			12,131,455	13,835
*	Dana Gas PJSC			55,802,470	9,867

					373,324

Total Common Stocks (Cost $65,343,153)					67,521,100

		Coupon

Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	0.120%		1,036,717,000	1,036,717

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.060%	3/19/14	4,500	4,497
6,7	Federal Home Loan Bank Discount Notes	0.100%	11/8/13	2,000	2,000
6,7	Federal Home Loan Bank Discount Notes	0.100%	12/6/13	500	500
5	Freddie Mac Discount Notes	0.110%	11/12/13	3,000	3,000
5,6	Freddie Mac Discount Notes	0.075%	11/18/13	5,000	5,000
6	United States Treasury Note/Bond	1.750%	3/31/14	4,500	4,530

					19,527

Total Temporary Cash Investments (Cost $1,056,246)					1,056,244

Total Investments (101.6%) (Cost $66,399,399)					68,577,344
Other Assets and Liabilities—Net (-1.6%),4					(1,076,665)
Net Assets (100%)					67,500,679

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $807,275,000.
†	“Other” represents securities that are not classified by the fund’s benchmark index.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 1.3%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $182,036,000, representing 0.3% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $893,106,000 of collateral received for securities on loan.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Securities with a value of $9,917,000 have been segregated as initial margin for open futures contracts.
7	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt. GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt.

40

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Vanguard Marketing Corporation, Distributor.

SNA720_122013

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Australia (3.0%)
Commonwealth Bank of Australia	165,509	11,917
BHP Billiton Ltd.	334,835	11,838
Westpac Banking Corp.	317,565	10,310
Australia & New Zealand Banking Group Ltd.	283,492	9,072
National Australia Bank Ltd.	238,044	7,956
Woolworths Ltd.	128,224	4,228
Wesfarmers Ltd.	100,099	4,062
CSL Ltd.	52,467	3,449
Woodside Petroleum Ltd.	75,301	2,761
Rio Tinto Ltd.	45,222	2,721
Brambles Ltd.	256,393	2,251
Macquarie Group Ltd.	46,029	2,214
Telstra Corp. Ltd.	436,642	2,137
Westfield Group	207,275	2,121
QBE Insurance Group Ltd.	118,068	1,653
Suncorp Group Ltd.	130,217	1,642
Wesfarmers Ltd. Price Protected Shares	38,872	1,588
Origin Energy Ltd.	108,626	1,502
Santos Ltd.	95,508	1,367
AMP Ltd.	293,519	1,315
Orica Ltd.	63,531	1,265
Amcor Ltd.	113,803	1,166
Insurance Australia Group Ltd.	189,273	1,105
WorleyParsons Ltd.	44,756	932
Aurizon Holdings Ltd.	203,048	919
Transurban Group	136,989	919
Fortescue Metals Group Ltd.	172,898	848
Oil Search Ltd.	102,422	823
Westfield Retail Trust	278,790	813
Reject Shop Ltd.	48,121	812
Goodman Group	167,090	799
Stockland	207,790	788
AGL Energy Ltd.	51,307	758
Newcrest Mining Ltd.	75,852	735
Coca-Cola Amatil Ltd.	57,055	695
GUD Holdings Ltd.	122,727	688
Lend Lease Group	61,094	659
Leighton Holdings Ltd.	38,382	650
ALS Ltd.	65,146	616
Crown Ltd.	37,271	594
ASX Ltd.	16,180	562
Ramsay Health Care Ltd.	14,235	523
Mirvac Group	312,117	513
Iluka Resources Ltd.	52,760	512
Sonic Healthcare Ltd.	30,903	472
Computershare Ltd.	46,278	470
GPT Group	134,470	469
Asciano Ltd.	83,240	457
carsales.com Ltd.	43,736	434
James Hardie Industries plc	41,118	425
Seek Ltd.	32,152	395
DUET Group	193,504	393
Tatts Group Ltd.	130,466	387
APA Group	64,264	368
Flight Centre Ltd.	7,420	364
Dexus Property Group	338,723	347
Spark Infrastructure Group	208,073	333
Sydney Airport	83,528	331
Primary Health Care Ltd.	69,027	322
Incitec Pivot Ltd.	127,936	322
CFS Retail Property Trust Group	163,613	320

1

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Bendigo and Adelaide Bank Ltd.	30,048	309
Toll Holdings Ltd.	54,971	299
GrainCorp Ltd. Class A	25,389	296
Navitas Ltd.	50,787	278
Iress Ltd.	29,801	278
Arrium Ltd.	207,759	271
Bank of Queensland Ltd.	23,791	271
Boral Ltd.	57,728	269
* BlueScope Steel Ltd.	54,843	259
Challenger Ltd.	45,258	257
* Senex Energy Ltd.	319,614	251
Commonwealth Property Office Fund	220,657	250
Aristocrat Leisure Ltd.	50,631	242
Treasury Wine Estates Ltd.	51,748	230
Ansell Ltd.	12,227	225
Federation Centres Ltd.	95,657	224
Cochlear Ltd.	3,992	222
^ Harvey Norman Holdings Ltd.	69,041	212
Tabcorp Holdings Ltd.	62,437	212
FKP Property Group	116,708	205
^ JB Hi-Fi Ltd.	9,939	205
Investa Office Fund	66,681	196
Metcash Ltd.	60,015	190
Caltex Australia Ltd.	10,492	183
Perpetual Ltd.	4,177	182
Bradken Ltd.	29,923	177
Downer EDI Ltd.	37,545	174
Echo Entertainment Group Ltd.	65,968	166
Charter Hall Retail REIT	43,236	165
SP AusNet	138,984	164
UGL Ltd.	22,674	158
Myer Holdings Ltd.	66,718	158
* Sims Metal Management Ltd.	16,417	155
Adelaide Brighton Ltd.	42,509	155
DuluxGroup Ltd.	31,319	152
REA Group Ltd.	3,854	151
* Alumina Ltd.	145,931	142
* Transpacific Industries Group Ltd.	126,486	137
Seven West Media Ltd.	57,269	136
Mineral Resources Ltd.	12,467	133
David Jones Ltd.	51,454	132
^ Monadelphous Group Ltd.	7,575	130
TPG Telecom Ltd.	28,191	124
Invocare Ltd.	11,763	122
Beach Energy Ltd.	87,355	118
Macquarie Atlas Roads Group	46,246	116
Sigma Pharmaceuticals Ltd.	209,696	113
Super Retail Group Ltd.	8,495	108
Regis Resources Ltd.	32,830	107
IOOF Holdings Ltd.	12,429	106
PanAust Ltd.	55,538	105
* Whitehaven Coal Ltd.	67,077	103
M2 Telecommunications Group Ltd.	16,981	102
BWP Trust	43,367	94
Qube Holdings Ltd.	45,715	94
iiNET Ltd.	15,143	93
Platinum Asset Management Ltd.	15,720	92
Mermaid Marine Australia Ltd.	25,743	91
* Aurora Oil & Gas Ltd.	29,000	89
Envestra Ltd.	83,698	89
Mount Gibson Iron Ltd.	105,993	89
GWA Group Ltd.	29,796	87
Fairfax Media Ltd.	151,888	87
Skilled Group Ltd.	25,831	86

2

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Sandfire Resources NL	13,952	86
	Charter Hall Group	22,891	84
*	Karoon Gas Australia Ltd.	19,935	84
	Shopping Centres Australasia Property Group	53,266	80
	SAI Global Ltd.	20,532	80
	Southern Cross Media Group Ltd.	43,760	78
*	Mesoblast Ltd.	12,513	78
	Evolution Mining Ltd.	96,551	76
	Australand Property Group	21,123	74
	Independence Group NL	19,752	74
	Cardno Ltd.	10,889	73
	Transfield Services Ltd.	57,532	73
	Automotive Holdings Group Ltd.	21,030	72
*	Qantas Airways Ltd.	61,110	72
*	Beadell Resources Ltd.	77,976	68
*	Troy Resources Ltd.	53,119	67
*,^	Cudeco Ltd.	35,034	66
	ARB Corp. Ltd.	5,897	65
	CSR Ltd.	26,113	62
	McMillan Shakespeare Ltd.	4,958	61
	Atlas Iron Ltd.	61,964	60
	Pacific Brands Ltd.	86,743	58
	Goodman Fielder Ltd.	79,350	57
	OZ Minerals Ltd.	16,620	57
*	Sundance Resources Ltd.	523,712	52
	Seven Group Holdings Ltd.	6,568	52
	Nufarm Ltd.	10,866	50
	New Hope Corp. Ltd.	13,939	50
*	Energy Resources of Australia Ltd.	38,157	46
*	Linc Energy Ltd.	33,594	46
*	Macmahon Holdings Ltd.	314,164	45
*	Sirius Resources NL	16,659	41
*,^	Lynas Corp. Ltd.	111,800	36
*	Aquila Resources Ltd.	16,696	36
*	Medusa Mining Ltd.	17,452	33
*	Resolute Mining Ltd.	53,798	33
	NRW Holdings Ltd.	24,486	32
	Ausdrill Ltd.	19,488	28
*	Energy World Corp. Ltd.	66,725	27
*	Silver Lake Resources Ltd.	31,731	23
*	Drillsearch Energy Ltd.	16,393	20
*	Ten Network Holdings Ltd.	66,725	18
	Boart Longyear Ltd.	41,694	17
*	Paladin Energy Ltd.	42,266	17
*	Perseus Mining Ltd.	36,239	15
*	Billabong International Ltd.	20,048	7
*,^	Coalspur Mines Ltd.	29,796	5
			124,657
Austria (0.1%)
	Voestalpine AG	28,097	1,325
	Erste Group Bank AG	25,010	878
	OMV AG	12,144	579
	Andritz AG	6,140	378
	Wienerberger AG	20,167	350
	IMMOFINANZ AG	78,498	344
	Atrium European Real Estate Ltd.	41,152	246
	Schoeller-Bleckmann Oilfield Equipment AG	1,396	161
	Telekom Austria AG	17,373	143
	Oesterreichische Post AG	2,849	134
	Raiffeisen Bank International AG	3,302	121
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	106
	CA Immobilien Anlagen AG	6,058	92
	RHI AG	2,157	79
	Mayr Melnhof Karton AG	708	79

3

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Verbund AG	3,189	75
Strabag SE	1,787	47
		5,137
Belgium (0.4%)
Anheuser-Busch InBev NV	80,658	8,361
Ageas	34,688	1,474
Umicore SA	29,646	1,412
KBC Groep NV	24,831	1,353
Solvay SA Class A	4,829	755
UCB SA	10,572	694
Groupe Bruxelles Lambert SA	6,546	584
Delhaize Group SA	8,154	521
Sofina SA	3,883	411
Recticel SA	49,408	332
Belgacom SA	10,867	297
Ackermans & van Haaren NV	2,684	291
Colruyt SA	5,164	288
Telenet Group Holding NV	4,319	237
Cofinimmo	1,856	224
EVS Broadcast Equipment SA	3,080	202
Befimmo	2,451	176
Cie d'Entreprises CFE	1,711	135
*,^ ThromboGenics NV	4,042	111
NV Bekaert SA	2,304	96
D'ieteren SA	1,939	91
^ Nyrstar (Voting Shares)	21,066	86
		18,131
Brazil (1.3%)
Petroleo Brasileiro SA Prior Pfd.	388,392	3,522
Itau Unibanco Holding SA Prior Pfd.	189,860	2,938
Petroleo Brasileiro SA	274,346	2,385
Banco Bradesco SA Prior Pfd.	156,970	2,261
Vale SA Prior Pfd.	151,200	2,213
Cia de Bebidas das Americas Prior Pfd.	55,900	2,080
BRF SA	87,224	2,048
Cia de Bebidas das Americas ADR	49,121	1,827
Banco do Brasil SA	114,293	1,513
Vale SA	95,000	1,511
Banco Bradesco SA ADR	100,219	1,445
Itausa - Investimentos Itau SA Prior Pfd.	284,865	1,228
Petroleo Brasileiro SA ADR	66,618	1,161
Banco Bradesco SA	71,910	1,158
Embraer SA ADR	38,818	1,141
Itau Unibanco Holding SA ADR	71,287	1,099
Cielo SA	36,155	1,096
Vale SA Class B Pfd. ADR	72,387	1,060
BM&FBovespa SA	188,150	1,057
Ultrapar Participacoes SA	38,148	1,014
Vale SA Class B ADR	57,944	928
CCR SA	90,700	752
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	14,692	730
Cia de Bebidas das Americas	18,040	672
Telefonica Brasil SA Prior Pfd.	30,380	667
BB Seguridade Participacoes SA	60,839	665
Banco Santander Brasil SA	95,500	650
BR Malls Participacoes SA	42,200	408
Gerdau SA Prior Pfd.	51,200	404
Cia de Saneamento Basico do Estado de Sao Paulo	36,800	390
Souza Cruz SA	35,900	388
Petroleo Brasileiro SA ADR Type A	19,355	351
Itau Unibanco Holding SA	23,920	347
Lojas Renner SA	11,000	332
Grupo BTG Pactual	23,800	321
Cia Siderurgica Nacional SA ADR	55,570	308

4

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Fibria Celulose SA	23,300	303
Tractebel Energia SA	17,700	301
Lojas Americanas SA Prior Pfd.	40,631	300
Natura Cosmeticos SA	14,400	287
Bradespar SA Prior Pfd.	23,800	283
Gerdau SA ADR	34,726	275
Hypermarcas SA	31,512	275
Cia Energetica de Minas Gerais Prior Pfd.	29,976	267
JBS SA	70,298	251
CPFL Energia SA	27,900	238
WEG SA	18,247	238
Klabin SA Prior Pfd.	44,100	234
Tim Participacoes SA	45,200	229
Metalurgica Gerdau SA Prior Pfd. Class A	22,400	228
MRV Engenharia e Participacoes SA	52,900	227
Kroton Educacional SA	14,400	213
CETIP SA - Mercados Organizados	18,007	199
Cosan SA Industria e Comercio	9,900	198
* Qualicorp SA	18,600	175
Localiza Rent a Car SA	10,500	171
Tim Participacoes SA ADR	6,700	170
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,898	170
M Dias Branco SA	3,500	164
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	30,300	160
BR Properties SA	18,900	160
Cia Energetica de Sao Paulo Prior Pfd.	15,285	160
Cia Hering	10,900	158
Duratex SA	24,156	150
Centrais Eletricas Brasileiras SA Prior Pfd.	28,700	149
Raia Drogasil SA	20,300	148
Multiplan Empreendimentos Imobiliarios SA	6,300	148
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	20,160	145
Estacio Participacoes SA	18,600	144
Lojas Americanas SA	22,976	144
Oi SA ADR	82,374	143
Anhanguera Educacional Participacoes SA	23,700	142
EDP - Energias do Brasil SA	23,600	135
Totvs SA	7,800	132
Suzano Papel e Celulose SA Prior Pfd. Class A	32,334	131
Cia Energetica de Minas Gerais ADR	14,530	130
Marcopolo SA Prior Pfd.	49,400	127
ALL - America Latina Logistica SA	34,800	124
EcoRodovias Infraestrutura e Logistica SA	16,000	108
Equatorial Energia SA	10,400	108
* Braskem SA Prior Pfd.	11,050	98
Cia de Saneamento de Minas Gerais-COPASA	5,900	96
Arteris SA	10,500	94
Diagnosticos da America SA	18,000	92
* PDG Realty SA Empreendimentos e Participacoes	97,400	87
Centrais Eletricas Brasileiras SA	26,900	85
Alpargatas SA Prior Pfd.	11,990	83
Cia Paranaense de Energia Prior Pfd.	5,900	82
Porto Seguro SA	6,472	81
* LLX Logistica SA	151,000	79
Ez Tec Empreendimentos e Participacoes SA	5,300	78
Iochpe-Maxion SA	6,300	77
Cia Siderurgica Nacional SA	13,700	74
Odontoprev SA	17,400	72
Sao Martinho SA	5,100	72
Randon Participacoes SA Prior Pfd.	12,200	69
Tereos Internacional SA	51,300	68
AES Tiete SA Prior Pfd.	6,800	67
Mills Estruturas e Servicos de Engenharia SA	4,800	66
Cia de Gas de Sao Paulo Prior Pfd. Class A	2,500	66

5

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Gerdau SA	9,800	65
Mahle-Metal Leve SA Industria e Comercio	5,200	65
Cia Energetica de Minas Gerais	7,222	64
JSL SA	9,200	63
Helbor Empreendimentos SA	15,730	63
Grendene SA	6,900	62
Brasil Insurance Participacoes e Administracao SA	6,800	62
* B2W Cia Digital	8,200	61
Iguatemi Empresa de Shopping Centers SA	5,300	61
Aliansce Shopping Centers SA	6,200	60
Fleury SA	7,600	59
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	3,800	58
* Tecnisa SA	13,900	58
QGEP Participacoes SA	11,900	58
LPS Brasil Consultoria de Imoveis SA	8,200	57
Even Construtora e Incorporadora SA	15,000	56
* International Meal Co. Holdings SA	5,600	55
Arezzo Industria e Comercio SA	3,700	55
Sul America SA	7,509	55
* Usinas Siderurgicas de Minas Gerais SA	10,800	55
* Gafisa SA	40,500	55
Multiplus SA	4,400	54
Brasil Brokers Participacoes SA	20,300	53
Sonae Sierra Brasil SA	5,200	52
Direcional Engenharia SA	9,000	52
AES Tiete SA	5,800	51
Magnesita Refratarios SA	18,300	51
JHSF Participacoes SA	18,800	47
Light SA	5,273	46
* Brasil Pharma SA	12,200	45
Eneva SA	22,345	45
Abril Educacao SA	3,100	44
* Rossi Residencial SA	34,952	43
Cia Energetica do Ceara Prior Pfd.	2,400	42
Marisa Lojas SA	4,500	37
* Marfrig Alimentos SA	18,200	37
* Contax Participacoes SA	4,000	33
Santos Brasil Participacoes SA	3,200	31
* Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	22
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	20
Oi SA	10,254	18
* MMX Mineracao e Metalicos SA	40,100	15
* HRT Participacoes em Petroleo SA	28,000	8
Oi SA Prior Pfd.	3,202	5
* OGX Petroleo e Gas Participacoes SA	81,600	5
		54,101
Canada (3.7%)
Royal Bank of Canada	146,932	9,867
Toronto-Dominion Bank	95,680	8,777
Bank of Nova Scotia	121,287	7,374
Suncor Energy Inc.	158,768	5,770
^ Bank of Montreal (XTSE)	61,829	4,306
Canadian National Railway Co.	38,213	4,198
Enbridge Inc.	83,080	3,602
Canadian Imperial Bank of Commerce	41,384	3,521
Canadian Natural Resources Ltd.	110,360	3,502
* Valeant Pharmaceuticals International Inc.	31,800	3,359
Canadian Pacific Railway Ltd.	22,694	3,244
Manulife Financial Corp.	181,600	3,217
TransCanada Corp.	71,162	3,207
^ Brookfield Asset Management Inc. Class A	78,362	3,102
Potash Corp. of Saskatchewan Inc.	88,650	2,755
Goldcorp Inc.	87,986	2,241
Cenovus Energy Inc.	72,474	2,153

6

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Sun Life Financial Inc.	60,692	2,044
Magna International Inc.	23,460	1,987
Barrick Gold Corp.	99,848	1,942
Tim Hortons Inc.	30,441	1,817
Agrium Inc.	19,551	1,669
Rogers Communications Inc. Class B	36,700	1,666
^ Thomson Reuters Corp.	40,301	1,514
^ Crescent Point Energy Corp.	38,200	1,483
Teck Resources Ltd. Class B	53,410	1,429
* CGI Group Inc. Class A	41,042	1,377
National Bank of Canada	15,830	1,374
Canadian Utilities Ltd. Class A	37,304	1,371
Cameco Corp.	71,806	1,363
Encana Corp.	75,380	1,351
Talisman Energy Inc.	102,666	1,280
^ Pembina Pipeline Corp.	37,800	1,240
First Quantum Minerals Ltd.	62,729	1,190
Shoppers Drug Mart Corp.	19,760	1,155
Imperial Oil Ltd.	23,890	1,043
^ Keyera Corp.	16,764	992
Silver Wheaton Corp.	43,500	987
Canadian Oil Sands Ltd.	50,300	980
* Catamaran Corp.	20,702	971
BCE Inc.	21,800	949
Alimentation Couche Tard Inc. Class B	13,200	894
Power Corp. of Canada	29,290	863
Fairfax Financial Holdings Ltd.	1,900	829
^ Shaw Communications Inc. Class B	32,220	771
^ ARC Resources Ltd.	28,600	759
Great-West Lifeco Inc.	23,900	739
Husky Energy Inc.	25,660	729
Yamana Gold Inc.	73,000	724
Intact Financial Corp.	11,600	723
Power Financial Corp.	21,160	696
* Tourmaline Oil Corp.	17,100	663
Canadian Tire Corp. Ltd. Class A	7,084	658
TELUS Corp.	18,400	643
Agnico Eagle Mines Ltd.	21,559	640
Pacific Rubiales Energy Corp.	30,165	624
Fortis Inc.	20,000	622
Kinross Gold Corp.	120,449	612
SNC-Lavalin Group Inc.	14,300	601
Saputo Inc.	12,100	599
Franco-Nevada Corp.	13,300	598
Bombardier Inc. Class B	128,600	585
Metro Inc.	9,150	572
Progressive Waste Solutions Ltd.	21,100	567
Penn West Petroleum Ltd.	48,700	544
Dollarama Inc.	5,900	507
Artis REIT	36,600	506
* BlackBerry Ltd.	63,572	502
Eldorado Gold Corp.	74,405	502
Brookfield Office Properties Inc.	25,800	482
^ Allied Properties REIT	14,600	470
* MEG Energy Corp.	14,200	454
IGM Financial Inc.	9,300	448
Methanex Corp.	7,700	447
^ Enerplus Corp.	25,400	438
Gildan Activewear Inc.	9,000	434
Precision Drilling Corp.	40,900	433
* New Gold Inc.	73,300	430
Morguard REIT	24,785	404
Industrial Alliance Insurance & Financial Services Inc.	8,900	399
^ Baytex Energy Corp.	9,300	388

7

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Open Text Corp.	5,200	382
AltaGas Ltd.	10,300	381
^ CI Financial Corp.	10,700	356
Vermilion Energy Inc.	6,400	352
Alamos Gold Inc.	21,900	349
Cominar REIT	18,908	344
* Athabasca Oil Corp.	55,200	344
^ Peyto Exploration & Development Corp.	11,400	344
George Weston Ltd.	4,200	342
^ Loblaw Cos. Ltd.	7,400	338
Atco Ltd.	7,200	334
Onex Corp.	6,100	322
^ RioCan REIT	13,100	320
Stantec Inc.	5,300	315
^ Jean Coutu Group PJC Inc. Class A	16,700	295
Finning International Inc.	12,600	291
^ Emera Inc.	9,600	283
H&R REIT	13,403	278
Empire Co. Ltd.	3,700	272
* Turquoise Hill Resources Ltd.	55,315	267
^ Pengrowth Energy Corp.	40,400	260
TransAlta Corp.	18,860	254
* Tahoe Resources Inc.	12,800	246
* Paladin Labs Inc.	4,000	245
Aimia Inc.	13,800	244
FirstService Corp.	5,800	241
Russel Metals Inc.	8,600	238
^ Bank of Montreal	3,309	231
IAMGOLD Corp.	45,000	230
Trican Well Service Ltd.	16,200	228
Quebecor Inc. Class B	9,200	227
CCL Industries Inc. Class B	3,300	227
Corus Entertainment Inc. Class B	9,700	226
* B2Gold Corp.	91,136	226
TransForce Inc.	9,800	217
RONA Inc.	18,500	217
* Detour Gold Corp.	26,200	214
Gibson Energy Inc.	8,500	209
Davis & Henderson Corp.	8,100	209
Linamar Corp.	6,200	208
* ATS Automation Tooling Systems Inc.	15,000	207
CAE Inc.	17,900	205
* Canfor Corp.	9,400	195
Extendicare Inc.	30,200	194
^ Veresen Inc.	15,600	193
West Fraser Timber Co. Ltd.	2,100	192
* China Gold International Resources Corp. Ltd.	69,500	187
^ Whitecap Resources Inc.	15,700	182
Maple Leaf Foods Inc.	12,300	181
Mullen Group Ltd.	6,600	177
MacDonald Dettwiler & Associates Ltd.	2,300	175
Home Capital Group Inc. Class B	2,200	175
* Osisko Mining Corp.	34,800	170
Bombardier Inc. Class A	37,100	170
Cineplex Inc.	4,100	165
Constellation Software Inc.	900	164
Genworth MI Canada Inc.	5,200	164
* Great Canadian Gaming Corp.	13,100	161
* Celestica Inc.	14,500	159
First Capital Realty Inc.	8,900	155
Dundee REIT Class A	5,500	153
Ensign Energy Services Inc.	8,700	149
Toromont Industries Ltd.	6,700	148
Westshore Terminals Investment Corp.	4,500	148

8

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*,^	Westport Innovations Inc.	6,300	148
	AGF Management Ltd. Class B	11,100	147
^	Bonavista Energy Corp.	12,700	147
	ShawCor Ltd.	3,400	143
	Laurentian Bank of Canada	3,200	143
*	Lundin Mining Corp.	30,700	138
*	Dundee Corp. Class A	7,200	138
	Bonterra Energy Corp.	2,400	135
	Canadian Western Bank	4,200	135
	HudBay Minerals Inc.	16,500	135
	Canadian REIT	3,300	134
*	NuVista Energy Ltd.	21,000	134
	Cogeco Cable Inc.	2,800	132
	Boardwalk REIT	2,300	131
	Northland Power Inc.	8,239	131
	Chartwell Retirement Residences	12,400	127
	Capital Power Corp.	5,900	122
	Secure Energy Services Inc.	8,600	122
	TMX Group Ltd.	2,664	121
^	Lightstream Resources Ltd.	18,335	118
	Sherritt International Corp.	34,400	118
*	Coastal Energy Co.	6,300	112
	Genivar Inc.	3,900	112
	Trilogy Energy Corp.	3,800	111
	Stella-Jones Inc.	4,000	109
^	Ritchie Bros Auctioneers Inc.	5,500	109
	Pan American Silver Corp.	10,224	109
*,^	Thompson Creek Metals Co. Inc.	32,700	105
*	Imax Corp.	3,600	105
*	First Majestic Silver Corp.	9,200	104
	Trinidad Drilling Ltd.	10,700	104
	Calloway REIT	4,300	104
	Bell Aliant Inc.	3,900	99
	Canexus Corp.	14,100	98
	Enerflex Ltd.	6,900	98
	Calfrac Well Services Ltd.	3,100	97
	Manitoba Telecom Services Inc.	3,400	96
*	Dream Unlimited Corp.	7,200	96
	Pason Systems Inc.	4,600	96
*	Imperial Metals Corp.	7,400	94
	Innergex Renewable Energy Inc.	10,400	91
*	Paramount Resources Ltd. Class A	2,600	90
	Superior Plus Corp.	8,100	86
	Parkland Fuel Corp.	4,700	86
	Canadian Apartment Properties REIT	4,100	85
	Algonquin Power & Utilities Corp.	12,700	82
*,^	Pretium Resources Inc.	24,100	79
*	Legacy Oil & Gas Inc.	10,800	73
	Petrominerales Ltd.	6,200	71
*	Capstone Mining Corp.	26,300	70
*	Argonaut Gold Inc.	12,000	67
	Norbord Inc.	2,300	65
*	Dominion Diamond Corp.	4,700	63
*	Crew Energy Inc.	10,700	62
*	Bankers Petroleum Ltd.	15,900	61
	Reitmans Canada Ltd. Class A	8,700	57
	AuRico Gold Inc.	13,500	56
*	Torex Gold Resources Inc.	50,200	56
^	Atlantic Power Corp.	11,600	52
	Nevsun Resources Ltd.	14,300	52
*	Advantage Oil & Gas Ltd.	12,300	50
*	Continental Gold Ltd.	13,000	49
*	OceanaGold Corp.	29,200	49
	Major Drilling Group International Inc.	6,000	47

9

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Birchcliff Energy Ltd.	6,600	47
	Canaccord Genuity Group Inc.	7,400	47
*	Dundee Precious Metals Inc.	11,000	47
	SEMAFO Inc.	16,000	43
	Alacer Gold Corp.	14,100	39
*	BlackPearl Resources Inc.	20,000	37
*	Silver Standard Resources Inc.	6,500	37
*	Seabridge Gold Inc.	3,600	34
*	Endeavour Mining Corp.	57,300	34
^	Just Energy Group Inc.	4,800	34
	Centerra Gold Inc.	8,500	34
	Silvercorp Metals Inc.	10,900	34
	North West Co. Inc.	1,100	27
*	Rubicon Minerals Corp.	19,300	27
*	Kelt Exploration Ltd.	3,000	25
*	NovaGold Resources Inc.	9,000	19
	Wi-Lan Inc.	6,100	19
*,^	Niko Resources Ltd.	4,000	13
*	Gabriel Resources Ltd.	12,200	10
	First National Financial Corp.	300	6
			153,112
Chile (0.2%)
	Empresa Nacional de Electricidad SA ADR	18,832	849
	Empresas COPEC SA	37,451	546
	Banco de Chile	3,222,106	493
	SACI Falabella	45,567	453
	Enersis SA	1,327,263	444
	Cencosud SA	100,300	409
	Latam Airlines Group SA (Santiago Shares)	22,916	378
	Empresas CMPC SA	125,378	372
	Banco Santander Chile ADR	13,039	320
	Empresa Nacional de Electricidad SA	167,940	257
	Banco Santander Chile	3,784,612	234
	Corpbanca SA	20,346,293	227
	Aguas Andinas SA Class A	297,215	200
	Cia Cervecerias Unidas SA	14,600	195
	Vina Concha y Toro SA	102,740	188
	Sociedad Matriz Banco de Chile Class B	495,744	184
	Banco de Credito e Inversiones	3,124	183
	Enersis SA ADR	10,846	179
	Colbun SA	659,252	163
	Sonda SA	59,815	155
	AES Gener SA	254,522	153
	Sociedad Quimica y Minera de Chile SA ADR	5,411	149
	Inversiones La Construccion SA	9,475	141
	ENTEL Chile SA	8,632	133
	Administradora de Fondos de Pensiones Habitat SA	81,126	127
	Besalco SA	88,861	125
	CAP SA	5,685	118
	Embotelladora Andina SA Prior Pfd.	18,360	103
	Ripley Corp. SA	116,780	103
	Parque Arauco SA	51,189	99
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	3,170	89
	Latam Airlines Group SA	4,562	74
	Inversiones Aguas Metropolitanas SA	36,076	67
	Salfacorp SA	57,321	65
	Sociedad Matriz SAAM SA	651,845	65
	Norte Grande SA	9,939,426	45
	E.CL SA	25,930	41
*	Cia Sud Americana de Vapores SA	583,637	27
			8,153
China (1.9%)
	Tencent Holdings Ltd.	113,620	6,196

10

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	China Mobile Ltd.	557,861	5,797
	China Construction Bank Corp.	7,445,060	5,792
	Industrial & Commercial Bank of China Ltd.	7,459,245	5,229
	Bank of China Ltd.	7,592,800	3,565
	CNOOC Ltd.	1,726,464	3,512
	PetroChina Co. Ltd.	2,366,000	2,694
	China Petroleum & Chemical Corp.	3,124,314	2,529
	China Life Insurance Co. Ltd.	856,000	2,260
	Hengan International Group Co. Ltd.	142,026	1,739
	Ping An Insurance Group Co. of China Ltd.	213,800	1,686
	China Overseas Land & Investment Ltd.	470,480	1,458
	China Shenhua Energy Co. Ltd.	466,000	1,417
	Agricultural Bank of China Ltd.	2,305,500	1,111
	Tsingtao Brewery Co. Ltd.	126,823	1,039
	China Unicom Hong Kong Ltd.	653,574	1,023
	Belle International Holdings Ltd.	715,000	1,008
	China Telecom Corp. Ltd.	1,840,034	961
	China Merchants Bank Co. Ltd.	432,772	861
	Lenovo Group Ltd.	766,000	821
	China Pacific Insurance Group Co. Ltd.	214,400	775
	PICC Property & Casualty Co. Ltd.	486,466	746
	China National Building Material Co. Ltd.	608,000	594
	Bank of Communications Co. Ltd.	797,058	584
	Great Wall Motor Co. Ltd.	96,750	569
	China Minsheng Banking Corp. Ltd.	495,800	568
	China Resources Land Ltd.	186,000	539
	China Resources Power Holdings Co. Ltd.	187,400	491
	China CITIC Bank Corp. Ltd.	847,010	476
	Kunlun Energy Co. Ltd.	280,000	458
	Anhui Conch Cement Co. Ltd.	121,500	424
	Dongfeng Motor Group Co. Ltd.	292,000	413
	China Merchants Holdings International Co. Ltd.	116,000	411
	Brilliance China Automotive Holdings Ltd.	230,000	402
2	People's Insurance Co. Group of China Ltd.	826,000	390
	China International Marine Containers Group Co. Ltd.	200,900	376
	Haier Electronics Group Co. Ltd.	176,000	376
	ENN Energy Holdings Ltd.	62,000	368
	China State Construction International Holdings Ltd.	218,000	367
	Beijing Capital International Airport Co. Ltd.	510,000	360
	China Oilfield Services Ltd.	128,000	358
	China Resources Enterprise Ltd.	100,000	354
*	Great Wall Technology Co. Ltd.	1,210,000	350
	Beijing Enterprises Holdings Ltd.	41,500	341
*	Hunan Nonferrous Metal Corp. Ltd.	1,212,000	336
	China Gas Holdings Ltd.	294,000	328
	China Communications Construction Co. Ltd.	373,375	305
	Country Garden Holdings Co. Ltd.	439,817	302
*,^	GCL-Poly Energy Holdings Ltd.	970,000	298
	Shimao Property Holdings Ltd.	117,000	294
	Huaneng Power International Inc.	276,000	288
*,^	Byd Co. Ltd.	56,500	280
	GOME Electrical Appliances Holding Ltd.	1,797,720	278
	Sino Biopharmaceutical	384,000	271
*,^	Aluminum Corp. of China Ltd.	705,331	261
	Inner Mongolia Yitai Coal Co. Ltd. Class B	131,204	257
	Hangzhou Steam Turbine Co. Class B	192,557	255
	China Coal Energy Co. Ltd.	408,000	250
	Guangzhou Automobile Group Co. Ltd.	209,857	249
	Sinopharm Group Co. Ltd.	91,600	248
	China Longyuan Power Group Corp.	201,000	231
	Yuexiu Property Co. Ltd.	799,200	223
	COSCO Pacific Ltd.	152,000	221
	Jiangxi Copper Co. Ltd.	112,000	215
	Haitong Securities Co. Ltd.	137,200	208

11

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Guangzhou R&F Properties Co. Ltd.	117,400	206
	China Railway Construction Corp. Ltd.	182,626	200
	Digital China Holdings Ltd.	152,000	200
^	Evergrande Real Estate Group Ltd.	469,000	198
	China Vanke Co. Ltd. Class B	116,700	197
	China Everbright International Ltd.	195,000	194
*,^	Hanergy Solar Group Ltd.	1,140,000	194
	Shenzhou International Group Holdings Ltd.	55,991	193
	Greentown China Holdings Ltd.	97,879	191
	Kingboard Chemical Holdings Ltd.	72,000	190
	China Railway Group Ltd.	331,000	187
	Geely Automobile Holdings Ltd.	370,000	186
	Weichai Power Co. Ltd.	44,600	178
^	Yanzhou Coal Mining Co. Ltd.	166,000	172
	Longfor Properties Co. Ltd.	105,000	171
	CSPC Pharmaceutical Group Ltd.	272,960	170
	Guangdong Investment Ltd.	196,000	169
	China Resources Gas Group Ltd.	64,000	166
	CSR Corp. Ltd.	197,000	164
	Chongqing Changan Automobile Co. Ltd. Class B	87,200	161
	Biostime International Holdings Ltd.	21,000	159
	CITIC Securities Co. Ltd.	73,500	154
^	Beijing Enterprises Water Group Ltd.	346,000	154
*	ZTE Corp.	68,212	149
*,2	Sinopec Engineering Group Co. Ltd.	101,135	148
	Zhejiang Expressway Co. Ltd.	160,000	148
	Shandong Weigao Group Medical Polymer Co. Ltd.	156,000	146
*	China Shipping Development Co. Ltd.	256,000	145
	China Communications Services Corp. Ltd.	234,000	143
	China Everbright Ltd.	96,000	142
	Kingsoft Corp. Ltd.	57,000	141
	Dah Chong Hong Holdings Ltd.	166,000	141
*	China Huishan Dairy Holdings Co. Ltd.	349,403	139
	Sino-Ocean Land Holdings Ltd.	209,500	133
*	China COSCO Holdings Co. Ltd.	276,500	131
	Haitian International Holdings Ltd.	54,000	130
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	88,373	130
^	CITIC Pacific Ltd.	91,000	130
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	126
^	Zijin Mining Group Co. Ltd.	541,301	125
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	60,600	123
	Weiqiao Textile Co.	191,000	116
*	New China Life Insurance Co. Ltd.	40,100	113
	China BlueChemical Ltd.	176,000	113
*	China Modern Dairy Holdings Ltd.	227,000	106
*	China Foods Ltd.	230,000	104
	Zhuzhou CSR Times Electric Co. Ltd.	29,000	104
	Sihuan Pharmaceutical Holdings Group Ltd.	139,000	104
	Fosun International Ltd.	106,500	102
	Franshion Properties China Ltd.	294,000	102
	NetDragon Websoft Inc.	43,500	100
	CIMC Enric Holdings Ltd.	70,000	99
*	Shenzhen Nanshan Power Co. Ltd. Class B	290,400	98
	Shenzhen International Holdings Ltd.	800,000	98
	China Shanshui Cement Group Ltd.	267,000	95
	AviChina Industry & Technology Co. Ltd.	200,000	95
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	58,237	94
	SOHO China Ltd.	106,000	93
	Travelsky Technology Ltd.	106,000	91
	Shanghai Pharmaceuticals Holding Co. Ltd.	43,400	89
*	China Resources and Transportation Group Ltd.	1,500,000	87
	Datang International Power Generation Co. Ltd.	188,000	86
	Shanghai Industrial Holdings Ltd.	26,000	86
*	Li Ning Co. Ltd.	93,000	85

12

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Poly Property Group Co. Ltd.	136,000	83
	China Agri-Industries Holdings Ltd.	176,800	83
^	Sinopec Kantons Holdings Ltd.	90,000	82
	Agile Property Holdings Ltd.	68,000	82
	Jiangsu Expressway Co. Ltd.	64,000	81
	Sinopec Shanghai Petrochemical Co. Ltd.	300,000	79
	Air China Ltd.	116,000	79
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	78
	Tong Ren Tang Technologies Co. Ltd.	25,000	76
	Nine Dragons Paper Holdings Ltd.	91,000	75
*	Kingdee International Software Group Co. Ltd.	232,000	75
	ANTA Sports Products Ltd.	52,000	75
	Guangshen Railway Co. Ltd.	140,000	74
	BBMG Corp.	103,500	74
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	74
	Chongqing Rural Commercial Bank	146,000	74
	CSG Holding Co. Ltd. Class B	90,105	74
*	Hopson Development Holdings Ltd.	58,000	71
	China Resources Cement Holdings Ltd.	106,000	71
	Huadian Power International Corp. Ltd.	152,000	71
	KWG Property Holding Ltd.	108,500	70
*,2	China Galaxy Securities Co. Ltd.	103,000	70
	China Power International Development Ltd.	178,000	70
*,^	Angang Steel Co. Ltd.	114,000	69
	Sunac China Holdings Ltd.	98,000	68
	Wumart Stores Inc.	40,000	67
	China Medical System Holdings Ltd.	74,000	67
*	Renhe Commercial Holdings Co. Ltd.	1,164,000	65
	Intime Retail Group Co. Ltd.	54,000	64
	Lee & Man Paper Manufacturing Ltd.	88,000	63
	China Overseas Grand Oceans Group Ltd.	52,000	62
*	China Taiping Insurance Holdings Co. Ltd.	38,800	61
	Skyworth Digital Holdings Ltd.	124,000	60
	China Wireless Technologies Ltd.	160,000	60
	Far East Horizon Ltd.	77,000	56
	Shenzhen Investment Ltd.	140,000	56
	Bosideng International Holdings Ltd.	242,000	56
	Shanghai Electric Group Co. Ltd.	152,000	54
	China Oil & Gas Group Ltd.	320,000	51
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	51
*	China Shipping Container Lines Co. Ltd.	199,000	49
	Lijun International Pharmaceutical Holding Co. Ltd.	180,000	49
*	China Yurun Food Group Ltd.	68,000	45
	Golden Eagle Retail Group Ltd.	30,000	45
*	China Lesso Group Holdings Ltd.	66,000	42
	Daphne International Holdings Ltd.	78,000	41
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	40
	Zhaojin Mining Industry Co. Ltd.	45,500	37
	Dongyue Group	71,000	33
	China Southern Airlines Co. Ltd.	88,000	32
	Zhongsheng Group Holdings Ltd.	17,000	27
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	25
*	China ZhengTong Auto Services Holdings Ltd.	31,000	22
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	15
			79,543
Colombia (0.1%)
	Ecopetrol SA	410,773	977
	Bancolombia SA ADR	12,302	691
	Grupo de Inversiones Suramericana SA	31,591	626
	Almacenes Exito SA	19,936	334
	Bancolombia SA Prior Pfd.	14,574	204
	Banco Davivienda SA Prior Pfd.	15,381	202
	Interconexion Electrica SA ESP	36,758	182
	Isagen SA ESP	104,160	166

13

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Ecopetrol SA ADR	2,850	135
Grupo Argos SA Prior Pfd.	11,235	130
* Cemex Latam Holdings SA	16,262	124
Corp Financiera Colombiana SA	4,548	95
Grupo de Inversiones Suramericana SA Prior Pfd.	4,501	89
Cementos Argos SA	16,029	85
		4,040
Czech Republic (0.0%)
Komercni Banka AS	2,492	617
CEZ AS	15,521	447
Telefonica Czech Republic AS	9,755	159
		1,223
Denmark (0.5%)
Novo Nordisk A/S Class B	41,011	6,831
* Danske Bank A/S	81,477	1,904
Coloplast A/S Class B	26,867	1,752
AP Moeller - Maersk A/S Class B	153	1,480
Carlsberg A/S Class B	8,921	891
Novozymes A/S	21,593	846
TDC A/S	81,540	737
* Auriga Industries Class B	17,897	702
* Vestas Wind Systems A/S	19,122	512
AP Moeller - Maersk A/S Class A	54	488
DSV A/S	15,016	439
GN Store Nord A/S	18,498	422
* Sydbank A/S	11,263	333
* Jyske Bank A/S	5,146	291
Pandora A/S	5,674	270
Topdanmark A/S	9,790	266
Chr Hansen Holding A/S	6,217	230
Tryg A/S	2,042	186
FLSmidth & Co. A/S	3,662	183
* Genmab A/S	2,944	128
* William Demant Holding A/S	1,178	117
* SimCorp A/S	2,770	91
H Lundbeck A/S	2,918	63
		19,162
Egypt (0.0%)
Commercial International Bank Egypt SAE	51,330	318
* Global Telecom Holding GDR	58,751	199
Sidi Kerir Petrochemicals Co.	79,618	191
Telecom Egypt Co.	55,015	108
* Talaat Moustafa Group	84,619	68
Alexandria Mineral Oils Co.	7,392	67
Egypt Kuwait Holding Co. SAE	50,301	47
Orascom Telecom Media and Technology Holding SAE GDR	30,107	13
		1,011
Finland (0.4%)
* Nokia Oyj	402,532	3,060
Sampo	44,861	2,122
Kone Oyj Class B	19,018	1,677
UPM-Kymmene Oyj	89,225	1,417
Nokian Renkaat Oyj	24,997	1,264
Metso Oyj	24,882	979
Wartsila OYJ Abp	20,681	918
Fortum Oyj	38,787	865
^ Outotec Oyj	49,430	489
Cargotec Oyj Class B	11,243	411
Stora Enso Oyj	41,606	386
Orion Oyj Class B	12,656	340
Neste Oil Oyj	15,914	316
Huhtamaki Oyj	11,387	274
Pohjola Bank plc Class A	14,770	269

14

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Elisa Oyj	10,310	258
	Sponda Oyj	44,471	230
	Amer Sports Oyj	10,003	205
	Konecranes Oyj	5,372	181
	Tieto Oyj	8,018	176
	Kesko Oyj Class B	3,410	113
	YIT Oyj	8,516	110
*,^	Outokumpu Oyj	123,288	68
*	Caverion Corp.	8,516	67
			16,195
France (3.3%)
	Total SA	209,021	12,824
	Sanofi	118,556	12,641
	BNP Paribas SA	100,527	7,416
	LVMH Moet Hennessy Louis Vuitton SA	27,663	5,311
	AXA SA	194,119	4,837
	Schneider Electric SA	52,973	4,458
	L'Oreal SA	26,016	4,442
	Danone	58,536	4,335
	Air Liquide SA	31,178	4,238
	Societe Generale SA	72,829	4,114
	European Aeronautic Defence and Space Co. NV	53,758	3,684
	Vivendi SA	133,123	3,371
	GDF Suez	132,920	3,294
	Vinci SA	47,308	3,027
	Orange SA	180,879	2,486
	Carrefour SA	67,633	2,469
	Cie de St-Gobain	44,088	2,314
	Unibail-Rodamco SE	8,811	2,302
	Pernod Ricard SA	18,191	2,185
	Essilor International SA	19,756	2,117
	Kering	7,822	1,773
	Cie Generale des Etablissements Michelin	16,894	1,760
	Lafarge SA	24,605	1,698
	Legrand SA	26,296	1,490
*	Credit Agricole SA	115,546	1,389
	Renault SA	15,920	1,389
	Alstom SA	36,297	1,347
	Safran SA	20,769	1,324
	Technip SA	12,631	1,323
	Societe BIC SA	10,467	1,307
*	Alcatel-Lucent	291,552	1,117
	Publicis Groupe SA	12,951	1,077
	Bouygues SA	26,079	1,018
	Arkema SA	8,924	1,010
	Casino Guichard Perrachon SA	8,948	1,006
	Vallourec SA	15,725	936
	Veolia Environnement SA	54,120	928
	Christian Dior SA	4,786	908
	Cap Gemini SA	13,829	907
	Electricite de France SA	25,444	891
	Sodexo	8,490	824
	SCOR SE	22,993	812
	Hermes International	2,378	809
	Dassault Systemes SA	6,609	803
	SES SA	25,835	751
	Sartorius Stedim Biotech	4,769	717
	Saft Groupe SA	22,548	715
	Bureau Veritas SA	21,820	658
	Valeo SA	6,381	631
	Edenred	17,520	595
	Societe de la Tour Eiffel	8,641	580
	Zodiac Aerospace	3,554	569
	Accor SA	12,551	561

15

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
STMicroelectronics NV	67,881	522
Rexel SA	19,258	482
Iliad SA	2,003	457
Groupe Eurotunnel SA	46,791	453
Thales SA	7,007	429
Havas SA	49,634	413
Eurofins Scientific	1,478	405
AtoS	4,658	397
* CGG SA	17,581	386
Klepierre	8,243	370
Natixis	68,690	369
Suez Environnement Co.	21,109	368
Wendel SA	2,467	344
* Peugeot SA	24,352	320
Aeroports de Paris	2,682	286
Teleperformance	5,376	285
Lagardere SCA	7,785	283
Metropole Television SA	12,110	279
Eurazeo SA	3,594	271
Eiffage SA	4,416	262
Eutelsat Communications SA	8,124	257
Imerys SA	3,027	243
ICADE	2,637	243
Orpea	4,455	240
Bollore SA	406	221
Neopost SA	2,222	168
Bourbon SA	5,800	165
^ Nexans SA	3,624	161
Ingenico	2,099	158
Societe Television Francaise 1	8,145	157
Remy Cointreau SA	1,559	154
Plastic Omnium SA	5,100	146
CNP Assurances	8,083	142
* GameLoft SE	13,315	141
Rubis SCA	2,205	138
* Faurecia	4,590	134
JCDecaux SA	3,224	129
* Technicolor SA	23,885	129
Medica SA	4,984	128
Gecina SA	920	123
* Beneteau SA	6,653	122
Fonciere Des Regions	1,422	122
SEB SA	1,286	115
Etablissements Maurel et Prom	6,590	106
Euler Hermes SA	714	94
BioMerieux	917	92
MPI	20,679	90
Eramet	929	88
Groupe Steria SCA	3,037	56
Mercialys SA	2,574	56
IPSOS	1,137	48
Virbac SA	232	47
* UBISOFT Entertainment	3,353	43
Alten SA	936	42
Altran Technologies SA	4,111	36
Mersen	914	33
Nexity SA	842	33
* Groupe Fnac	880	25
Vilmorin & Cie SA	202	24
* Nexans SA Rights	3,624	22
		137,540
Germany (3.1%)
Siemens AG	87,427	11,173
Bayer AG	85,045	10,550

16

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
BASF SE	95,342	9,898
Daimler AG	103,357	8,462
Allianz SE	46,912	7,877
SAP AG	92,089	7,206
Deutsche Bank AG	104,765	5,063
Deutsche Telekom AG	320,233	5,032
Volkswagen AG Prior Pfd.	16,083	4,079
Bayerische Motoren Werke AG	33,492	3,791
Muenchener Rueckversicherungs AG	18,055	3,767
Linde AG	18,503	3,512
E.ON SE	186,638	3,402
Deutsche Post AG	86,299	2,914
Deutsche Boerse AG	35,254	2,652
Adidas AG	20,925	2,384
Porsche Automobil Holding SE Prior Pfd.	24,310	2,270
Continental AG	10,346	1,892
Henkel AG & Co. KGaA Prior Pfd.	17,357	1,874
RWE AG	47,854	1,763
Fresenius SE & Co. KGaA	13,316	1,729
HeidelbergCement AG	21,221	1,671
Fresenius Medical Care AG & Co. KGaA	21,253	1,405
* ThyssenKrupp AG	51,337	1,310
* Commerzbank AG	98,262	1,257
Henkel AG & Co. KGaA	11,705	1,080
Infineon Technologies AG	108,723	1,052
Merck KGaA	6,045	1,006
Beiersdorf AG	10,469	998
Kabel Deutschland Holding AG	7,733	971
Brenntag AG	4,838	819
Metro AG	16,858	790
GEA Group AG	17,712	770
Volkswagen AG	2,773	678
* ProSiebenSat.1 Media AG	13,434	639
* QIAGEN NV	25,612	588
^ K&S AG	20,943	532
LANXESS AG	7,449	523
Deutsche Wohnen AG	25,382	477
* OSRAM Licht AG	8,732	452
MAN SE	3,710	447
Symrise AG	9,946	421
Hannover Rueck SE	5,085	407
* Sky Deutschland AG	40,581	400
Deutsche Euroshop AG	8,453	376
* Deutsche Lufthansa AG	19,305	373
Hugo Boss AG	2,761	360
United Internet AG	9,107	359
Fuchs Petrolub SE Prior Pfd.	4,378	353
Bilfinger SE	3,164	351
Wirecard AG	8,847	322
Aurubis AG	5,039	317
MTU Aero Engines AG	3,038	303
Fuchs Petrolub SE	4,361	296
* Evonik Industries AG	7,652	291
Hochtief AG	3,010	272
Fraport AG Frankfurt Airport Services Worldwide	3,307	256
Stada Arzneimittel AG	4,389	252
Wincor Nixdorf AG	3,793	251
Celesio AG	7,771	242
Freenet AG	8,860	230
GSW Immobilien AG	4,861	226
SGL Carbon SE	5,371	209
* Nordex SE	11,808	207
Leoni AG	2,998	203
* Telefonica Deutschland Holding AG	25,181	198

17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	DMG MORI SEIKI AG	6,025	198
	Rhoen Klinikum AG	6,770	189
	Suedzucker AG	5,865	189
	Gerry Weber International AG	4,199	174
*	TUI AG	12,874	171
	Software AG	4,584	170
*	Morphosys AG	2,183	169
	LEG Immobilien AG	2,959	168
*	Aareal Bank AG	4,315	165
	Axel Springer AG	2,547	154
	Gerresheimer AG	1,861	123
*	Kloeckner & Co. SE	8,705	123
	Norma Group SE	2,347	117
*	Deutz AG	11,888	113
	Krones AG	1,243	109
*	Aixtron SE	7,290	105
	Duerr AG	1,160	102
	Jungheinrich AG Prior Pfd.	1,610	100
*	GAGFAH SA	6,853	97
	ElringKlinger AG	2,213	94
	Salzgitter AG	2,138	94
*	Talanx AG	2,592	89
*	Dialog Semiconductor plc	4,524	87
	TAG Immobilien AG	7,134	86
	Vossloh AG	786	81
	Alstria Office REIT-AG	6,316	80
	Puma SE	265	79
	Pfeiffer Vacuum Technology AG	660	77
	KUKA AG	1,652	75
	Wacker Chemie AG	788	74
	Fielmann AG	648	72
	Bechtle AG	1,108	71
	Rational AG	231	71
	Draegerwerk AG & Co. KGaA Prior Pfd.	596	70
	Hamburger Hafen und Logistik AG	2,013	50
	KWS Saat AG	75	27
			130,243
Greece (0.1%)
*	Hellenic Telecommunications Organization SA ADR	45,296	284
	OPAP SA	22,643	281
*	Mytilineos Holdings SA	28,609	231
*	Folli Follie SA	6,751	201
*	Alpha Bank AE	214,648	192
	Piraeus Bank SA	90,895	190
	Motor Oil Hellas Corinth Refineries SA	14,637	174
*	Titan Cement Co. SA	6,193	169
*	Viohalco Hellenic Copper and Aluminum Industry SA	14,060	139
*	Alpha Bank Warrants Exp. 12/10/2017	67,947	127
*	JUMBO SA	8,998	121
*,^	National Bank of Greece SA ADR	19,700	115
*	Marfin Investment Group Holdings SA	146,964	94
	Hellenic Petroleum SA	7,187	93
	Public Power Corp. SA	5,210	77
*	Bank of Cyprus plc	187,651	53
*	Hellenic Telecommunications Organization SA	1,375	17
	National Bank of Greece SA	775	4
			2,562
Hong Kong (1.3%)
	AIA Group Ltd.	1,240,958	6,301
	Hutchison Whampoa Ltd.	267,000	3,327
	Sun Hung Kai Properties Ltd.	185,164	2,425
	Hong Kong Exchanges and Clearing Ltd.	137,500	2,218
	Sands China Ltd.	276,400	1,965
	Cheung Kong Holdings Ltd.	123,400	1,927

18

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Jardine Matheson Holdings Ltd.	31,939	1,740
* Galaxy Entertainment Group Ltd.	229,000	1,709
Hang Seng Bank Ltd.	102,346	1,706
Hang Lung Group Ltd.	259,675	1,374
Hong Kong & China Gas Co. Ltd.	577,038	1,348
Want Want China Holdings Ltd.	832,000	1,279
CLP Holdings Ltd.	149,000	1,199
Wharf Holdings Ltd.	141,600	1,192
Power Assets Holdings Ltd.	138,000	1,150
Link REIT	217,500	1,094
BOC Hong Kong Holdings Ltd.	330,500	1,079
Bank of East Asia Ltd.	240,272	1,041
Tingyi Cayman Islands Holding Corp.	328,000	927
Hongkong Land Holdings Ltd.	137,000	843
Li & Fung Ltd.	576,000	814
Jardine Strategic Holdings Ltd.	21,500	728
Prada SPA	72,300	705
Swire Pacific Ltd. Class A	57,352	663
Hang Lung Properties Ltd.	196,000	645
Prosperity REIT	1,916,000	576
China Mengniu Dairy Co. Ltd.	130,000	572
Henderson Land Development Co. Ltd.	92,400	547
SJM Holdings Ltd.	154,000	498
New World Development Co. Ltd.	342,000	473
MTR Corp. Ltd.	117,000	453
First Pacific Co. Ltd.	361,200	411
Sun Art Retail Group Ltd.	223,579	366
Sino Land Co. Ltd.	252,280	354
Wheelock & Co. Ltd.	69,000	352
Wynn Macau Ltd.	85,600	329
Esprit Holdings Ltd.	175,346	322
Samsonite International SA	109,496	299
Wing Hang Bank Ltd.	21,000	299
AAC Technologies Holdings Inc.	65,500	290
Swire Properties Ltd.	106,846	289
Melco International Development Ltd.	90,000	283
MGM China Holdings Ltd.	71,600	247
Techtronic Industries Co.	98,000	246
Cheung Kong Infrastructure Holdings Ltd.	35,000	244
Yue Yuen Industrial Holdings Ltd.	73,000	200
Kerry Properties Ltd.	46,000	200
ASM Pacific Technology Ltd.	20,000	193
Shangri-La Asia Ltd.	101,519	186
Giordano International Ltd.	198,000	186
Uni-President China Holdings Ltd.	184,000	184
NWS Holdings Ltd.	117,500	184
Hysan Development Co. Ltd.	39,000	182
Dah Sing Financial Holdings Ltd.	28,800	179
Cathay Pacific Airways Ltd.	83,000	164
* Semiconductor Manufacturing International Corp.	2,074,000	153
Luk Fook Holdings International Ltd.	42,000	150
VTech Holdings Ltd.	9,600	138
Xinyi Glass Holdings Ltd.	136,000	135
PCCW Ltd.	292,000	132
New World China Land Ltd.	236,000	130
Minth Group Ltd.	60,000	126
L'Occitane International SA	53,500	122
Chow Tai Fook Jewellery Group Ltd.	72,000	119
Shougang Fushan Resources Group Ltd.	312,000	105
Man Wah Holdings Ltd.	60,800	105
Yuexiu REIT	207,000	104
* Sino Oil And Gas Holdings Ltd.	3,795,000	104
* FIH Mobile Ltd.	183,000	103
Cafe de Coral Holdings Ltd.	30,000	103

19

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Johnson Electric Holdings Ltd.	141,000	102
	Hopewell Holdings Ltd.	30,000	101
	Champion REIT	225,000	100
	CITIC Telecom International Holdings Ltd.	302,500	95
	Pacific Basin Shipping Ltd.	126,000	90
	Yingde Gases Group Co. Ltd.	86,000	88
	Television Broadcasts Ltd.	15,000	88
	Great Eagle Holdings Ltd.	24,000	85
	Shun Tak Holdings Ltd.	144,000	83
	Lifestyle International Holdings Ltd.	37,500	82
	Ju Teng International Holdings Ltd.	112,000	82
	NagaCorp Ltd.	88,000	81
*	G-Resources Group Ltd.	2,679,600	80
	Shui On Land Ltd.	206,000	72
	Towngas China Co. Ltd.	71,000	70
	Orient Overseas International Ltd.	13,000	67
	SA SA International Holdings Ltd.	60,000	65
	Vitasoy International Holdings Ltd.	48,000	62
	Anton Oilfield Services Group	94,000	59
	Hong Kong Television Network Ltd.	164,000	54
	Texwinca Holdings Ltd.	52,000	53
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	49
	SmarTone Telecommunications Holdings Ltd.	37,000	49
^	Honghua Group Ltd.	155,000	47
	Huabao International Holdings Ltd.	106,000	47
	Value Partners Group Ltd.	72,000	44
*	Lai Sun Development	1,446,000	41
*	Brightoil Petroleum Holdings Ltd.	236,000	41
	Parkson Retail Group Ltd.	117,500	40
	Midland Holdings Ltd.	96,000	39
	Emperor Watch & Jewellery Ltd.	360,000	29
*	Mongolia Energy Corp. Ltd.	816,000	28
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	127,000	15
*	Mongolian Mining Corp.	68,000	11
			52,675
Hungary (0.0%)
	OTP Bank plc	42,330	878
	MOL Hungarian Oil & Gas plc	3,778	259
*	Richter Gedeon Nyrt	7,630	145
			1,282
India (0.8%)
	Housing Development Finance Corp.	174,469	2,424
	Infosys Ltd.	33,783	1,805
	HDFC Bank Ltd. ADR	46,148	1,673
	Reliance Industries Ltd.	112,258	1,670
	Tata Consultancy Services Ltd.	46,981	1,614
	Infosys Ltd. ADR	25,292	1,342
2	Reliance Industries Ltd. GDR	44,665	1,331
	ITC Ltd.	210,005	1,143
	ICICI Bank Ltd.	52,911	959
	Oil & Natural Gas Corp. Ltd.	192,707	921
	HDFC Bank Ltd.	71,001	791
	Bharti Airtel Ltd.	121,330	724
	Sun Pharmaceutical Industries Ltd.	70,312	695
	Hindustan Unilever Ltd.	67,102	665
	Axis Bank Ltd.	30,023	597
	Tata Motors Ltd.	92,860	577
	NTPC Ltd.	201,797	489
	Larsen & Toubro Ltd.	30,759	487
	Mahindra & Mahindra Ltd.	31,316	452
	Wipro Ltd.	57,577	448
	Sesa Sterlite Ltd.	127,649	419
	Bajaj Auto Ltd.	11,495	398
	United Spirits Ltd.	8,033	336

20

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
HCL Technologies Ltd.	17,024	304
Lupin Ltd.	20,752	299
Dr Reddy's Laboratories Ltd.	7,297	291
Kotak Mahindra Bank Ltd.	22,009	269
Cairn India Ltd.	50,775	261
Hero MotoCorp Ltd.	7,582	256
* Federal Bank Ltd.	180,190	241
Yes Bank Ltd.	39,530	237
Coal India Ltd.	49,536	232
Asian Paints Ltd.	25,140	220
Apollo Hospitals Enterprise Ltd.	14,411	213
LIC Housing Finance Ltd.	57,441	210
Titan Industries Ltd.	48,049	209
Idea Cellular Ltd.	72,404	203
Cipla Ltd.	30,059	202
Power Grid Corp. of India Ltd.	115,225	190
State Bank of India GDR	3,235	190
Zee Entertainment Enterprises Ltd.	41,375	179
Reliance Communications Ltd.	73,712	176
IndusInd Bank Ltd.	23,818	172
Ultratech Cement Ltd.	5,215	167
State Bank of India	5,553	162
IDFC Ltd.	93,959	162
NMDC Ltd.	69,974	158
JSW Steel Ltd.	11,095	155
Ambuja Cements Ltd.	49,131	150
Grasim Industries Ltd.	3,156	145
Godrej Consumer Products Ltd.	10,193	144
Nestle India Ltd.	1,572	143
Hindalco Industries Ltd.	72,576	136
Dabur India Ltd.	46,096	134
Bharat Heavy Electricals Ltd.	58,102	133
Bharat Petroleum Corp. Ltd.	22,140	129
Jindal Steel & Power Ltd.	32,761	128
GMR Infrastructure Ltd.	352,182	126
Maruti Suzuki India Ltd.	4,727	126
Tata Power Co. Ltd.	92,773	124
Petronet LNG Ltd.	61,098	123
Adani Ports and Special Economic Zone Ltd.	50,136	119
ABB India Ltd.	11,390	117
Tech Mahindra Ltd.	4,524	114
GAIL India Ltd.	19,685	113
GlaxoSmithKline Pharmaceuticals Ltd.	2,794	110
Rural Electrification Corp. Ltd.	34,799	110
MindTree Ltd.	4,622	104
* Oracle Financial Services Software Ltd.	1,951	102
Siemens Ltd.	10,185	96
Indian Oil Corp. Ltd.	28,359	93
Motherson Sumi Systems Ltd.	21,131	93
United Breweries Ltd.	5,923	89
Glenmark Pharmaceuticals Ltd.	9,702	89
Mahindra & Mahindra Financial Services Ltd.	19,113	88
Marico Ltd.	24,788	85
Shriram Transport Finance Co. Ltd.	8,168	81
Indiabulls Housing Finance Ltd.	22,872	79
Reliance Capital Ltd.	13,059	79
Jaiprakash Associates Ltd.	101,329	78
Piramal Enterprises Ltd.	8,374	77
GlaxoSmithKline Consumer Healthcare Ltd.	991	75
* Reliance Power Ltd.	62,911	75
Punjab National Bank	8,346	74
Castrol India Ltd.	14,722	73
Havells India Ltd.	6,062	73
Hindustan Petroleum Corp. Ltd.	21,982	72

21

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
ING Vysya Bank Ltd.	7,431	71
Bhushan Steel Ltd.	9,009	71
Shree Cement Ltd.	971	70
Colgate-Palmolive India Ltd.	3,469	70
Container Corp. Of India	5,602	69
* Jubilant Foodworks Ltd.	3,560	69
Jammu & Kashmir Bank Ltd.	3,223	68
ACC Ltd.	3,677	68
Sun TV Network Ltd.	9,912	68
Mphasis Ltd.	9,554	66
Steel Authority of India Ltd.	64,327	65
Canara Bank	15,022	63
Tata Steel Ltd.	11,558	63
Divi's Laboratories Ltd.	3,935	62
Oil India Ltd.	7,928	61
Tata Global Beverages Ltd.	22,864	61
Cadila Healthcare Ltd.	5,490	59
DLF Ltd.	23,878	59
Power Finance Corp. Ltd.	26,565	58
NHPC Ltd.	193,436	57
Bajaj Holdings and Investment Ltd.	4,212	57
MAX India Ltd.	18,124	56
Bajaj Finserv Ltd.	5,037	52
Exide Industries Ltd.	23,787	48
Reliance Infrastructure Ltd.	6,838	48
Cummins India Ltd.	7,352	47
Adani Enterprises Ltd.	13,726	46
Bank of India	13,460	46
Bank of Baroda	4,248	44
Union Bank of India	21,229	43
* Ranbaxy Laboratories Ltd.	6,690	42
Tata Chemicals Ltd.	9,174	40
* Adani Power Ltd.	53,808	29
* Unitech Ltd.	94,525	27
Era Infra Engineering Ltd.	41,918	26
Wockhardt Ltd.	3,362	24
		33,390
Indonesia (0.3%)
Bank Central Asia Tbk PT	1,743,728	1,616
Astra International Tbk PT	2,535,530	1,495
* Telekomunikasi Indonesia Persero Tbk PT	5,107,440	1,062
Bank Mandiri Persero Tbk PT	1,011,916	773
Bank Rakyat Indonesia Persero Tbk PT	1,014,378	712
Perusahaan Gas Negara Persero Tbk PT	947,000	428
Semen Indonesia Persero Tbk PT	258,500	329
Charoen Pokphand Indonesia Tbk PT	931,000	322
Bank Negara Indonesia Persero Tbk PT	693,130	295
United Tractors Tbk PT	185,560	288
Unilever Indonesia Tbk PT	107,500	286
* Lippo Karawaci Tbk PT	2,823,500	283
Indofood Sukses Makmur Tbk PT	457,000	269
AKR Corporindo Tbk PT	610,000	262
Ramayana Lestari Sentosa Tbk PT	2,170,000	237
Kalbe Farma Tbk PT	1,900,000	219
Indocement Tunggal Prakarsa Tbk PT	112,000	207
Gudang Garam Tbk PT	48,500	158
Bisi International PT	2,418,000	131
Intiland Development Tbk PT	3,666,000	120
Indo Tambangraya Megah Tbk PT	42,500	113
Gajah Tunggal Tbk PT	436,000	89
Indofood CBP Sukses Makmur Tbk PT	81,500	81
* Trada Maritime Tbk PT	576,500	78
Bank Danamon Indonesia Tbk PT	203,000	77
Media Nusantara Citra Tbk PT	342,500	76

22

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Summarecon Agung Tbk PT	751,000	70
Ciputra Development Tbk PT	759,000	69
Bumi Serpong Damai PT	472,500	65
* Bumi Resources Tbk PT	1,618,500	65
* Citra Marga Nusaphala Persada Tbk PT	229,000	64
Adaro Energy Tbk PT	670,500	61
Jasa Marga Persero Tbk PT	122,500	57
XL Axiata Tbk PT	138,500	55
MNC Investama Tbk PT	1,711,000	53
Tambang Batubara Bukit Asam Persero Tbk PT	46,500	50
Global Mediacom Tbk PT	294,000	50
Alam Sutera Realty Tbk PT	815,000	44
Astra Agro Lestari Tbk PT	26,500	44
Indosat Tbk PT	100,000	39
* Berlian Laju Tanker Tbk PT	968,000	17
* Bakrie and Brothers Tbk PT	2,173,500	10
* Bakrie Telecom Tbk PT	1,602,000	7
* Bakrie Sumatera Plantations Tbk PT	1,400,492	6
		10,832
Ireland (0.1%)
* Elan Corp. plc	83,793	1,392
* Bank of Ireland	2,534,487	926
Kerry Group plc Class A	13,438	861
DCC plc	17,714	793
Ryanair Holdings plc ADR	11,416	573
Glanbia plc	32,762	459
Smurfit Kappa Group plc	13,384	324
Paddy Power plc	3,729	304
C&C Group plc	41,891	245
Kingspan Group plc	13,719	229
Ryanair Holdings plc	23,375	194
* Grafton Group plc	14,124	134
		6,434
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	84,265	3,131
Strauss Group Ltd.	54,402	959
Bank Hapoalim BM	94,828	508
* Bank Leumi Le-Israel BM	123,862	472
Israel Chemicals Ltd.	46,726	386
Bezeq The Israeli Telecommunication Corp. Ltd.	162,632	283
NICE Systems Ltd.	5,296	208
* Israel Discount Bank Ltd. Class A	87,333	174
* Mellanox Technologies Ltd.	4,539	165
Elbit Systems Ltd.	2,941	157
Delek Group Ltd.	389	134
Mizrahi Tefahot Bank Ltd.	10,101	118
* Israel Corp. Ltd.	219	110
* Delek Energy Systems Ltd.	157	108
Azrieli Group	3,265	105
* Paz Oil Co. Ltd.	663	103
Frutarom Industries Ltd.	5,312	95
* Cellcom Israel Ltd. (Registered)	8,090	94
Osem Investments Ltd.	4,261	94
Gazit-Globe Ltd.	6,596	90
Harel Insurance Investments & Financial Services Ltd.	14,790	87
Shikun & Binui Ltd.	35,075	84
Migdal Insurance & Financial Holding Ltd.	47,854	83
Alony Hetz Properties & Investments Ltd.	11,949	81
* Partner Communications Co. Ltd.	8,707	72
* EZchip Semiconductor Ltd.	2,092	55
* Oil Refineries Ltd.	139,957	45
Shufersal Ltd.	1	—
		8,001

23

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
Italy (0.8%)
	Eni SPA	255,219	6,479
	UniCredit SPA	459,904	3,452
	Assicurazioni Generali SPA	134,639	3,148
	Enel SPA	631,715	2,787
	Intesa Sanpaolo SPA (Registered)	1,096,880	2,721
	Telecom Italia SPA (Registered)	1,448,936	1,414
	Snam SPA	188,274	970
	Luxottica Group SPA	17,352	940
	Terna Rete Elettrica Nazionale SPA	176,639	874
	Prysmian SPA	35,516	868
	Saipem SPA	36,073	844
	Atlantia SPA	32,744	718
	Tenaris SA	29,761	696
*	Fiat SPA	74,667	586
*	Banca Popolare dell'Emilia Romagna SC	58,576	563
	Unione di Banche Italiane SCPA	77,555	536
	Enel Green Power SPA	155,299	378
	Telecom Italia SPA (Bearer)	455,169	356
	Italcementi SPA	39,842	354
*	Yoox SPA	9,731	350
	Exor SPA	8,697	345
*	Banco Popolare SC	172,266	342
	Tenaris SA ADR	7,284	341
*	Mediaset SPA	67,848	339
	Mediobanca SPA	36,008	328
	Recordati SPA	23,910	314
	ERG SPA	23,997	293
*	Finmeccanica SPA	38,389	281
	DiaSorin SPA	5,622	266
	Pirelli & C. SPA	17,913	252
	Tod's SPA	1,503	250
	Mediolanum SPA	25,893	225
	Azimut Holding SPA	8,730	221
*	Banca Popolare di Milano Scarl	322,250	215
	Gtech SPA	6,361	193
*	Sorin SPA	69,863	193
*	Fondiaria-Sai SPA	70,438	181
	Societa Cattolica di Assicurazioni SCRL	6,519	165
	A2A SPA	144,973	163
*,^	Banca Monte dei Paschi di Siena SPA	497,121	157
	Banca Generali SPA	5,881	154
	Unipol Gruppo Finanziario SPA Prior Pfd.	34,070	153
*	World Duty Free SPA	13,384	148
	Salvatore Ferragamo SPA	4,085	140
	Davide Campari-Milano SPA	14,902	130
*	Autogrill SPA	13,384	120
	Buzzi Unicem SPA	6,809	118
	MARR SPA	6,935	109
	Banca Popolare di Sondrio SCARL	16,522	95
*	Banca Piccolo Credito Valtellinese Scarl	49,407	88
	Indesit Co. SPA	7,552	78
*	Saras SPA	40,518	50
	RCS MediaGroup SPA	17,616	39
*,^	Banca Carige SPA	45,308	36
	Parmalat SPA	10,253	35
	De'Longhi SPA	1,628	25
			35,616
Japan (8.0%)
	Toyota Motor Corp.	275,230	17,845
	Mitsubishi UFJ Financial Group Inc.	1,456,851	9,278
	Honda Motor Co. Ltd.	184,900	7,384
	SoftBank Corp.	97,500	7,281
	Sumitomo Mitsui Financial Group Inc.	139,348	6,736

24

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Mizuho Financial Group Inc.	2,516,107	5,281
Japan Tobacco Inc.	134,893	4,881
Mitsubishi Estate Co. Ltd.	150,000	4,287
Takeda Pharmaceutical Co. Ltd.	80,700	3,846
Canon Inc.	118,900	3,752
KDDI Corp.	68,800	3,726
East Japan Railway Co.	42,400	3,683
NTT DOCOMO Inc.	229,500	3,641
FANUC Corp.	22,300	3,577
Hitachi Ltd.	488,000	3,414
Bridgestone Corp.	89,579	3,071
Mitsui Fudosan Co. Ltd.	89,000	2,948
Nomura Holdings Inc.	392,700	2,901
Seven & I Holdings Co. Ltd.	78,000	2,887
Nippon Telegraph & Telephone Corp.	55,400	2,880
Mitsubishi Corp.	139,700	2,826
Nippon Steel & Sumitomo Metal Corp.	845,745	2,791
Mitsui & Co. Ltd.	188,700	2,696
Tokyo Gas Co. Ltd.	481,000	2,610
Astellas Pharma Inc.	46,300	2,581
Nissan Motor Co. Ltd.	253,801	2,548
Kao Corp.	75,200	2,504
Shin-Etsu Chemical Co. Ltd.	44,248	2,502
Murata Manufacturing Co. Ltd.	30,000	2,408
Mitsubishi Electric Corp.	215,771	2,372
Central Japan Railway Co.	18,100	2,347
Denso Corp.	47,700	2,293
ITOCHU Corp.	189,800	2,282
Sumitomo Realty & Development Co. Ltd.	47,846	2,264
Tokio Marine Holdings Inc.	68,700	2,252
Panasonic Corp.	219,555	2,250
Komatsu Ltd.	102,500	2,249
ORIX Corp.	129,760	2,248
Mitsubishi Heavy Industries Ltd.	320,870	2,039
Sumitomo Mitsui Trust Holdings Inc.	410,460	2,027
Keyence Corp.	4,546	1,948
Kubota Corp.	129,000	1,910
Sony Corp.	102,900	1,795
Fast Retailing Co. Ltd.	5,300	1,784
Toshiba Corp.	408,000	1,734
Fuji Heavy Industries Ltd.	63,000	1,723
Nintendo Co. Ltd.	15,000	1,687
Kyocera Corp.	32,400	1,683
Daikin Industries Ltd.	27,879	1,604
Dai-ichi Life Insurance Co. Ltd.	108,700	1,552
Daito Trust Construction Co. Ltd.	14,960	1,527
Daiwa Securities Group Inc.	166,000	1,516
Sumitomo Corp.	113,000	1,471
* Olympus Corp.	45,700	1,462
SMC Corp.	6,200	1,443
MS&AD Insurance Group Holdings	55,091	1,425
JFE Holdings Inc.	61,200	1,391
* Mazda Motor Corp.	294,000	1,323
Marubeni Corp.	166,628	1,305
Daiwa House Industry Co. Ltd.	65,000	1,302
Kirin Holdings Co. Ltd.	89,000	1,301
Daiichi Sankyo Co. Ltd.	68,300	1,266
Isuzu Motors Ltd.	200,000	1,246
Secom Co. Ltd.	19,400	1,169
Sumitomo Electric Industries Ltd.	76,600	1,148
Yaskawa Electric Corp.	88,263	1,143
Chubu Electric Power Co. Inc.	76,400	1,131
Nidec Corp.	11,500	1,121
JX Holdings Inc.	226,507	1,120

25

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Asahi Group Holdings Ltd.	40,800	1,103
	Otsuka Holdings Co. Ltd.	38,500	1,097
	Eisai Co. Ltd.	27,600	1,084
	Resona Holdings Inc.	205,706	1,070
	FUJIFILM Holdings Corp.	43,600	1,067
	Inpex Corp.	92,000	1,063
	Tokyo Electron Ltd.	19,300	1,059
	Nitto Denko Corp.	20,100	1,054
	Hoya Corp.	43,600	1,046
	Fukuyama Transporting Co. Ltd.	157,000	1,004
	Suzuki Motor Corp.	39,881	1,003
*	Kansai Electric Power Co. Inc.	77,700	983
	Pronexus Inc.	148,400	964
	Asahi Kasei Corp.	125,000	951
	NKSJ Holdings Inc.	36,275	939
	T&D Holdings Inc.	76,900	923
	Toray Industries Inc.	147,000	919
	JGC Corp.	24,000	918
	Ajinomoto Co. Inc.	65,000	910
	Unicharm Corp.	14,100	906
	Terumo Corp.	18,300	886
	West Japan Railway Co.	19,700	883
	Kintetsu Corp.	237,000	872
	Aisin Seiki Co. Ltd.	21,400	869
	Japan Transcity Corp.	247,000	821
	Nippon Valqua Industries Ltd.	290,000	813
	Tokyu Corp.	119,000	810
	Dentsu Inc.	21,349	807
	Yahoo Japan Corp.	172,200	803
	Aeon Mall Co. Ltd.	28,180	800
	Fujikura Kasei Co. Ltd.	145,700	795
	Asahi Organic Chemicals Industry Co. Ltd.	352,000	790
	Shionogi & Co. Ltd.	35,600	788
*	Tokyo Electric Power Co. Inc.	147,200	786
	Yamato Holdings Co. Ltd.	36,400	783
	Sysmex Corp.	11,641	771
	Aeon Co. Ltd.	56,100	766
	Omron Corp.	20,000	763
	Kyoritsu Maintenance Co. Ltd.	19,716	759
*,^	Mitsubishi Kakoki Kaisha Ltd.	379,000	758
	Ono Pharmaceutical Co. Ltd.	10,000	756
	Oriental Land Co. Ltd.	4,700	753
	Osaka Gas Co. Ltd.	176,000	741
	Nippon Parking Development Co. Ltd.	9,467	734
	Sekisui House Ltd.	50,000	718
	Sumitomo Heavy Industries Ltd.	160,000	708
	Sumitomo Metal Mining Co. Ltd.	51,000	706
*	Fujitsu Ltd.	161,906	696
	Hakuto Co. Ltd.	71,000	687
	Nikon Corp.	37,000	684
	Toyota Industries Corp.	15,400	679
	Hankyu Hanshin Holdings Inc.	120,000	673
	Yakult Honsha Co. Ltd.	13,200	670
	Japan Pure Chemical Co. Ltd.	301	667
	Shimano Inc.	7,500	656
	Ricoh Co. Ltd.	62,000	655
	Mitsubishi Materials Corp.	165,340	647
	Shizuoka Bank Ltd.	57,000	641
	Toho Co. Ltd.	175,000	632
	Shiseido Co. Ltd.	36,800	630
	Taisei Lamick Co. Ltd.	24,600	625
*	Kyushu Electric Power Co. Inc.	43,800	617
	Dai Nippon Printing Co. Ltd.	58,000	609
	Odakyu Electric Railway Co. Ltd.	63,000	608

26

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	LIXIL Group Corp.	25,900	608
	Bank of Yokohama Ltd.	110,000	607
^	Kourakuen Corp.	48,100	603
	Mitsubishi Chemical Holdings Corp.	123,484	578
	Makita Corp.	11,300	571
	Toyota Tsusho Corp.	20,300	564
*	Kobe Steel Ltd.	317,000	560
*	Tohoku Electric Power Co. Inc.	45,700	553
	Kawasaki Heavy Industries Ltd.	141,000	551
	IHI Corp.	129,000	546
	Sumitomo Chemical Co. Ltd.	148,492	544
	Taisei Corp.	103,000	528
	Hulic Co. Ltd.	33,000	525
	Asahi Glass Co. Ltd.	85,000	525
	Yushiro Chemical Industry Co. Ltd.	57,300	521
*	Tokyu Fudosan Holdings Corp.	51,986	511
	TDK Corp.	12,000	510
	Santen Pharmaceutical Co. Ltd.	10,000	508
	Lawson Inc.	6,300	505
	Electric Power Development Co. Ltd.	15,700	502
	NEC Corp.	223,000	501
	Chiba Bank Ltd.	70,000	499
	NSK Ltd.	46,000	491
	Shibusawa Warehouse Co. Ltd.	113,000	482
	Isetan Mitsukoshi Holdings Ltd.	31,800	482
	TOTO Ltd.	33,000	467
	Tobu Railway Co. Ltd.	90,000	467
	Taiheiyo Cement Corp.	110,000	467
	Coca-Cola East Japan Co. Ltd.	26,200	464
	Nippon Yusen KK	150,000	458
*	Sharp Corp.	153,302	453
	Chugai Pharmaceutical Co. Ltd.	19,300	453
	Yamada Denki Co. Ltd.	160,760	451
	Mitsui OSK Lines Ltd.	106,397	450
	Sega Sammy Holdings Inc.	17,300	444
	Sekisui Chemical Co. Ltd.	38,000	442
	NGK Spark Plug Co. Ltd.	19,000	434
	Keikyu Corp.	46,000	433
	Chugoku Electric Power Co. Inc.	27,900	428
	Obayashi Corp.	66,000	423
	Nippon Chemiphar Co. Ltd.	90,000	422
	Duskin Co. Ltd.	20,100	409
	Hisamitsu Pharmaceutical Co. Inc.	7,500	406
*,^	Mitsubishi Motors Corp.	36,000	405
	Toppan Printing Co. Ltd.	51,000	403
	NTT Data Corp.	12,000	399
	Konica Minolta Inc.	48,000	397
	Hirose Electric Co. Ltd.	2,600	397
	Taisho Pharmaceutical Holdings Co. Ltd.	5,600	393
	Nippon Express Co. Ltd.	77,000	387
	Fukuoka Financial Group Inc.	84,000	379
	Kuraray Co. Ltd.	32,200	378
	Rohm Co. Ltd.	9,100	374
	NGK Insulators Ltd.	22,000	370
	JSR Corp.	19,300	368
	Credit Saison Co. Ltd.	13,300	364
	KYORIN Holdings Inc.	16,800	358
	Aozora Bank Ltd.	122,901	357
	Keio Corp.	51,000	353
	Hino Motors Ltd.	25,000	353
	Yamaha Motor Co. Ltd.	22,800	349
	Tokyo Tatemono Co. Ltd.	37,000	347
	Oji Holdings Corp.	76,000	347
	J Front Retailing Co. Ltd.	44,000	342

27

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Hitachi Zosen Corp.	43,000	342
FP Corp.	4,400	340
Nippon Paint Co. Ltd.	20,000	336
MEIJI Holdings Co. Ltd.	6,017	336
Shochiku Co. Ltd.	34,000	336
Japan Airlines Co. Ltd.	5,700	333
Daihatsu Motor Co. Ltd.	17,000	330
Shinsei Bank Ltd.	134,000	314
Trend Micro Inc.	8,400	312
Namco Bandai Holdings Inc.	16,500	311
Mitsubishi Tanabe Pharma Corp.	21,800	307
Joyo Bank Ltd.	58,000	301
Toyo Seikan Group Holdings Ltd.	14,400	299
Kajima Corp.	70,000	297
Don Quijote Co. Ltd.	4,400	293
Nitori Holdings Co. Ltd.	3,100	291
Nomura Research Institute Ltd.	8,500	285
Nissin Foods Holdings Co. Ltd.	6,600	283
Kansai Paint Co. Ltd.	21,000	282
Shimizu Corp.	55,000	282
Iyo Bank Ltd.	27,000	282
Stanley Electric Co. Ltd.	12,000	279
USS Co. Ltd.	19,000	278
Kakaku.com Inc.	14,368	278
Mitsubishi Gas Chemical Co. Inc.	34,000	278
Nissan Chemical Industries Ltd.	17,500	275
Sony Financial Holdings Inc.	14,700	274
Yokohama Rubber Co. Ltd.	28,000	274
Bank of Kyoto Ltd.	31,000	273
* Shikoku Electric Power Co. Inc.	15,300	273
Yokogawa Electric Corp.	20,800	272
* Haseko Corp.	36,600	271
Jafco Co. Ltd.	5,400	271
Japan Securities Finance Co. Ltd.	36,300	266
Hachijuni Bank Ltd.	42,000	259
Ibiden Co. Ltd.	14,900	258
Nomura Real Estate Holdings Inc.	10,200	258
Marui Group Co. Ltd.	26,800	257
Kikkoman Corp.	14,000	255
Shimadzu Corp.	26,000	255
Toyo Suisan Kaisha Ltd.	8,000	254
Asics Corp.	14,400	254
Suruga Bank Ltd.	16,000	254
Sanrio Co. Ltd.	4,592	252
Amada Co. Ltd.	29,000	249
Keisei Electric Railway Co. Ltd.	24,000	248
Shimamura Co. Ltd.	2,200	247
FamilyMart Co. Ltd.	5,500	246
M3 Inc.	89	244
Brother Industries Ltd.	21,300	242
Fujikura Ltd.	53,000	242
Alfresa Holdings Corp.	4,400	240
Rinnai Corp.	3,100	240
AEON Financial Service Co. Ltd.	7,700	236
Toho Co. Ltd.	11,000	236
Hokuhoku Financial Group Inc.	114,000	235
Toho Gas Co. Ltd.	45,000	235
Nippon Meat Packers Inc.	16,000	234
MISUMI Group Inc.	8,000	234
THK Co. Ltd.	10,700	234
Seiko Epson Corp.	14,300	233
SBI Holdings Inc.	19,240	233
Kyowa Hakko Kirin Co. Ltd.	21,000	232
* Hokkaido Electric Power Co. Inc.	18,000	232

28

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Suzuken Co. Ltd.	6,400	231
	Hokuriku Electric Power Co.	16,200	231
	Takashimaya Co. Ltd.	24,000	229
	Fuji Electric Co. Ltd.	51,000	229
	Hamamatsu Photonics KK	6,100	228
	Mitsubishi UFJ Lease & Finance Co. Ltd.	40,200	227
	Yamaha Corp.	15,100	225
	Sojitz Corp.	116,048	225
	Sankyo Co. Ltd.	4,700	224
	JTEKT Corp.	17,400	223
	Konami Corp.	9,200	222
*	NTN Corp.	46,000	221
	Miraca Holdings Inc.	4,900	221
*,^	Tokyo Rope Manufacturing Co. Ltd.	126,000	220
	Gunma Bank Ltd.	38,000	220
	Ryohin Keikaku Co. Ltd.	2,200	219
	Casio Computer Co. Ltd.	22,700	217
	Dowa Holdings Co. Ltd.	23,000	217
	Hitachi Metals Ltd.	16,000	215
	Nisshin Seifun Group Inc.	19,800	215
	Air Water Inc.	15,000	214
	TonenGeneral Sekiyu KK	23,000	214
	Hitachi Construction Machinery Co. Ltd.	10,000	212
	Izumi Co. Ltd.	6,500	211
	Nippon Kayaku Co. Ltd.	15,000	210
	Sumitomo Rubber Industries Ltd.	15,100	210
	Iida Home Max	9,170	210
	Anritsu Corp.	16,000	210
	Kurita Water Industries Ltd.	9,600	210
^	ANA Holdings Inc.	100,000	209
	Wacom Co. Ltd.	28,000	208
	Keihan Electric Railway Co. Ltd.	50,000	206
	Ship Healthcare Holdings Inc.	5,000	205
	Hiroshima Bank Ltd.	48,000	204
	Chiyoda Corp.	16,000	203
	Daicel Corp.	24,000	202
	Toyobo Co. Ltd.	105,000	202
	Chugoku Bank Ltd.	14,000	201
	Citizen Holdings Co. Ltd.	28,200	201
	Kamigumi Co. Ltd.	23,000	200
	MediPal Holdings Corp.	14,800	200
	Benesse Holdings Inc.	5,300	198
	Kaneka Corp.	31,000	197
^	Dena Co. Ltd.	9,000	196
	Mitsui Chemicals Inc.	73,000	194
	Sanken Electric Co. Ltd.	35,000	193
	Nabtesco Corp.	7,900	193
	Azbil Corp.	8,000	193
	GS Yuasa Corp.	32,000	192
	Obic Co. Ltd.	6,100	192
	Zeon Corp.	16,000	191
	Kanamoto Co. Ltd.	7,000	189
	Nagoya Railroad Co. Ltd.	65,000	189
	Yamaguchi Financial Group Inc.	20,000	188
	Ebara Corp.	35,000	188
	Tosoh Corp.	49,000	188
	Seven Bank Ltd.	52,700	187
	Nihon M&A Center Inc.	2,400	185
	Nippon Shokubai Co. Ltd.	15,000	184
	Kewpie Corp.	12,200	184
	Sanyo Special Steel Co. Ltd.	34,000	183
	Koito Manufacturing Co. Ltd.	10,000	182
	Nagase & Co. Ltd.	14,600	182
	Otsuka Corp.	1,400	182

29

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Denki Kagaku Kogyo KK	43,000	180
Daido Steel Co. Ltd.	31,000	178
Ushio Inc.	14,100	178
Teijin Ltd.	79,000	177
* Alps Electric Co. Ltd.	20,000	176
Sawai Pharmaceutical Co. Ltd.	2,400	175
Showa Shell Sekiyu KK	16,300	175
Nippon Electric Glass Co. Ltd.	34,000	175
Sankyo Tateyama Inc.	8,200	173
Tsumura & Co.	5,500	173
Ube Industries Ltd.	83,000	172
Taiyo Nippon Sanso Corp.	25,000	171
Shinko Plantech Co. Ltd.	21,200	171
DIC Corp.	59,000	171
NHK Spring Co. Ltd.	16,200	170
Zenkoku Hosho Co. Ltd.	3,900	168
Idemitsu Kosan Co. Ltd.	2,000	167
Sugi Holdings Co. Ltd.	4,000	167
NOK Corp.	10,800	167
Mitsubishi Logistics Corp.	12,000	167
* Kenedix Inc.	32,000	165
Maruichi Steel Tube Ltd.	6,700	164
Dainippon Sumitomo Pharma Co. Ltd.	12,100	163
Advantest Corp.	13,600	163
Toyoda Gosei Co. Ltd.	6,500	163
Japan Steel Works Ltd.	29,000	162
Showa Denko KK	118,000	160
Nishi-Nippon City Bank Ltd.	59,000	159
Calbee Inc.	6,000	157
Kobayashi Pharmaceutical Co. Ltd.	2,800	157
Taiyo Yuden Co. Ltd.	12,200	156
Sotetsu Holdings Inc.	42,000	156
Kagome Co. Ltd.	9,000	156
* Aiful Corp.	32,300	156
Takara Holdings Inc.	17,000	156
Kawasaki Kisen Kaisha Ltd.	68,000	156
Sapporo Holdings Ltd.	35,000	156
Hazama Ando Corp.	42,100	156
Start Today Co. Ltd.	5,500	153
77 Bank Ltd.	31,000	153
House Foods Group Inc.	9,600	152
Internet Initiative Japan Inc.	5,400	152
Japan Airport Terminal Co. Ltd.	6,200	150
Lion Corp.	25,000	150
* Acom Co. Ltd.	38,300	150
Hitachi Chemical Co. Ltd.	9,700	149
COMSYS Holdings Corp.	10,700	149
Hikari Tsushin Inc.	2,000	148
Sohgo Security Services Co. Ltd.	7,300	148
Sumitomo Forestry Co. Ltd.	12,600	147
Temp Holdings Co. Ltd.	5,000	146
Disco Corp.	2,300	145
Rohto Pharmaceutical Co. Ltd.	10,000	145
^ Nippon Paper Industries Co. Ltd.	9,100	145
Pasona Group Inc.	185	145
Juroku Bank Ltd.	37,000	145
Sundrug Co. Ltd.	2,900	145
Monex Group Inc.	39,500	144
Coca-Cola West Co. Ltd.	7,100	144
ASKUL Corp.	4,500	144
Hokuto Corp.	7,400	142
Nihon Kohden Corp.	3,400	140
Wacoal Holdings Corp.	13,000	140
DMG Mori Seiki Co. Ltd.	8,500	138

30

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Shiga Bank Ltd.	25,000	137
Glory Ltd.	5,500	136
Toho Holdings Co. Ltd.	7,000	136
Furukawa Electric Co. Ltd.	58,000	134
Nichirei Corp.	26,000	134
Ichiyoshi Securities Co. Ltd.	9,400	134
Resorttrust Inc.	3,500	133
Senshu Ikeda Holdings Inc.	26,900	133
Yamazaki Baking Co. Ltd.	13,000	132
Nishi-Nippon Railroad Co. Ltd.	34,000	130
Rengo Co. Ltd.	24,000	128
ST Corp.	12,600	128
Century Tokyo Leasing Corp.	4,000	127
NOF Corp.	18,000	125
Rock Field Co. Ltd.	6,500	125
Hitachi High-Technologies Corp.	5,400	124
Capcom Co. Ltd.	6,600	123
Nisshin Steel Holdings Co. Ltd.	9,200	123
Earth Chemical Co. Ltd.	3,300	123
Keiyo Bank Ltd.	24,000	122
Ezaki Glico Co. Ltd.	11,000	122
Panasonic Information Systems	4,600	122
Park24 Co. Ltd.	6,200	121
Furukawa Co. Ltd.	58,000	121
MOS Food Services Inc.	6,200	120
H2O Retailing Corp.	14,000	119
* Leopalace21 Corp.	17,100	119
Hokkoku Bank Ltd.	32,000	118
Hakuhodo DY Holdings Inc.	15,100	117
TS Tech Co. Ltd.	3,100	116
* Dainippon Screen Manufacturing Co. Ltd.	20,000	115
Inaba Denki Sangyo Co. Ltd.	3,800	114
Japan Petroleum Exploration Co.	2,800	114
Hyakugo Bank Ltd.	28,000	114
^ Mizuno Corp.	20,000	113
Ogaki Kyoritsu Bank Ltd.	40,000	113
Nippo Corp.	6,000	113
Musashino Bank Ltd.	3,200	112
Tokuyama Corp.	29,000	112
United Arrows Ltd.	2,600	112
Daishi Bank Ltd.	32,000	112
Kose Corp.	3,800	111
Kisoji Co. Ltd.	6,000	111
SKY Perfect JSAT Holdings Inc.	19,100	110
KYB Co. Ltd.	19,000	110
Mitsui Engineering & Shipbuilding Co. Ltd.	56,000	110
Kinden Corp.	10,000	110
Aoyama Trading Co. Ltd.	4,300	110
San-In Godo Bank Ltd.	15,000	109
NET One Systems Co. Ltd.	15,600	109
Higo Bank Ltd.	19,000	108
Lintec Corp.	5,200	108
Kagoshima Bank Ltd.	16,000	108
Onward Holdings Co. Ltd.	13,000	108
Royal Holdings Co. Ltd.	6,700	107
Toyo Kanetsu KK	36,000	106
Minebea Co. Ltd.	19,000	105
NTT Urban Development Corp.	8,200	105
Matsumotokiyoshi Holdings Co. Ltd.	3,100	105
* Orient Corp.	41,500	104
Hanwa Co. Ltd.	22,000	102
Hoshizaki Electric Co. Ltd.	2,782	102
Tokyotokeiba Co. Ltd.	25,000	102
OKUMA Corp.	12,000	101

31

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Tokai Tokyo Financial Holdings Inc.	12,000	101
Yamato Kogyo Co. Ltd.	2,700	100
Hioki EE Corp.	7,000	100
Nagatanien Co. Ltd.	11,000	100
Okumura Corp.	21,000	100
Tokai Rika Co. Ltd.	4,700	100
Dunlop Sports Co. Ltd.	8,000	100
Hitachi Capital Corp.	3,700	100
Elematec Corp.	6,800	99
Seino Holdings Co. Ltd.	10,000	99
Takaoka Toko Holdings Co. Ltd.	4,800	98
Nexon Co. Ltd.	8,300	97
Sumitomo Osaka Cement Co. Ltd.	24,000	97
Daifuku Co. Ltd.	7,500	96
Tadano Ltd.	7,000	96
* Oki Electric Industry Co. Ltd.	42,000	96
Sanwa Holdings Corp.	15,000	96
Nipro Corp.	10,400	95
Exedy Corp.	3,200	95
Nichiden Corp.	4,000	94
UNY Group Holdings Co. Ltd.	14,900	94
Kaken Pharmaceutical Co. Ltd.	6,000	94
Maeda Corp.	13,000	94
Takata Corp.	3,700	93
Daibiru Corp.	7,300	93
Pigeon Corp.	1,800	93
Nagaileben Co. Ltd.	5,600	92
Enplas Corp.	1,400	92
Nifco Inc.	3,401	91
Topcon Corp.	6,000	90
^ Tokyo Electron Device Ltd.	5,800	90
Square Enix Holdings Co. Ltd.	5,600	90
Zensho Holdings Co. Ltd.	7,900	90
Aica Kogyo Co. Ltd.	4,400	90
Nippon Television Holdings Inc.	4,900	90
Fuji Media Holdings Inc.	4,500	90
K's Holdings Corp.	3,042	89
Miura Co. Ltd.	3,400	89
Matsuya Foods Co. Ltd.	5,600	89
Maeda Road Construction Co. Ltd.	5,000	89
GMO internet Inc.	7,800	89
^ Gree Inc.	10,300	89
Nitto Boseki Co. Ltd.	19,000	88
Relo Holdings Inc.	1,900	88
Noritz Corp.	3,800	88
Modec Inc.	2,900	88
Toho Bank Ltd.	28,000	88
Horiba Ltd.	2,400	88
Toyo Tire & Rubber Co. Ltd.	15,000	88
OSG Corp.	5,400	87
HIS Co. Ltd.	1,600	86
Mabuchi Motor Co. Ltd.	1,600	85
Nitto Kohki Co. Ltd.	4,500	85
Yoshinoya Holdings Co. Ltd.	7,400	85
Sakata Seed Corp.	6,200	85
Kyowa Exeo Corp.	7,000	83
Adastria Holdings Co. Ltd.	1,770	83
Meitec Corp.	3,100	83
Nichi-iko Pharmaceutical Co. Ltd.	3,300	82
Heiwa Corp.	4,900	82
Calsonic Kansei Corp.	17,000	82
Jeol Ltd.	18,000	81
Bank of Okinawa Ltd.	2,100	81
Toda Corp.	22,000	80

32

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Hyakujushi Bank Ltd.	22,000	80
	Toshiba TEC Corp.	13,000	80
	MonotaRO Co. Ltd.	3,400	80
	Fuyo General Lease Co. Ltd.	1,900	79
	Matsui Securities Co. Ltd.	7,300	78
	Nihon Parkerizing Co. Ltd.	4,000	78
	Okasan Securities Group Inc.	9,000	78
*	Kiyo Bank Ltd.	5,807	77
	Toagosei Co. Ltd.	17,000	77
	Toyo Ink SC Holdings Co. Ltd.	15,000	76
	Aeon Delight Co. Ltd.	3,900	76
*,^	Pioneer Corp.	41,100	76
	Tokyo Dome Corp.	11,000	76
	Ryosan Co. Ltd.	3,900	76
	Oracle Corp. Japan	1,900	75
	Hitachi Transport System Ltd.	4,700	75
	Nikkiso Co. Ltd.	6,000	74
	TSI Holdings Co. Ltd.	10,500	74
	Ito En Ltd.	3,300	74
	Mochida Pharmaceutical Co. Ltd.	1,171	74
	Mitsui Mining & Smelting Co. Ltd.	29,000	74
	Fujitec Co. Ltd.	6,000	74
	Iwatani Corp.	16,000	74
	Okamoto Industries Inc.	23,000	73
	IBJ Leasing Co. Ltd.	2,600	73
	Aomori Bank Ltd.	28,000	73
	Saizeriya Co. Ltd.	5,900	73
	Tokyo Ohka Kogyo Co. Ltd.	3,300	73
	Tsuruha Holdings Inc.	800	73
	Tokai Carbon Co. Ltd.	21,000	72
	Asatsu-DK Inc.	2,600	71
	Maruha Nichiro Holdings Inc.	37,000	71
	Japan Wool Textile Co. Ltd.	9,000	71
	Sumco Corp.	7,800	71
	Nisshinbo Holdings Inc.	8,000	71
	Colowide Co. Ltd.	7,000	70
	Sumitomo Warehouse Co. Ltd.	12,000	70
	ABC-Mart Inc.	1,400	70
	Toyota Boshoku Corp.	5,200	70
	Heiwa Real Estate Co. Ltd.	3,800	69
*	Broadleaf Co. Ltd.	3,200	69
*,^	Nissha Printing Co. Ltd.	4,200	69
	Kissei Pharmaceutical Co. Ltd.	2,948	68
	TOC Co. Ltd.	8,400	68
	Shimachu Co. Ltd.	2,800	68
	Pola Orbis Holdings Inc.	2,000	68
	Itoham Foods Inc.	16,000	67
	Max Co. Ltd.	6,000	67
*	Mitsumi Electric Co. Ltd.	9,900	67
	Megmilk Snow Brand Co. Ltd.	4,700	67
	WATAMI Co. Ltd.	4,300	66
	Dwango Co. Ltd.	3,600	66
	Autobacs Seven Co. Ltd.	4,500	66
	Daikyo Inc.	21,000	65
	North Pacific Bank Ltd.	14,900	65
	Nanto Bank Ltd.	16,000	63
	Japan Drilling Co. Ltd.	900	63
	Sankyu Inc.	17,000	61
	Itochu Techno-Solutions Corp.	1,500	59
	Shinko Electric Industries Co. Ltd.	6,600	59
	Seiko Holdings Corp.	13,000	59
	Bank of the Ryukyus Ltd.	5,300	58
*	Nippon Sheet Glass Co. Ltd.	42,742	55
*	Sumitomo Mitsui Construction Co. Ltd.	42,400	55

33

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Maruetsu Inc.	16,000	53
ZERIA Pharmaceutical Co. Ltd.	2,200	52
Pacific Metals Co. Ltd.	14,000	51
Fujicco Co. Ltd.	4,000	50
Kasumi Co. Ltd.	8,000	49
* Cosmo Oil Co. Ltd.	28,000	49
Komeri Co. Ltd.	2,000	49
Kokuyo Co. Ltd.	6,300	48
Awa Bank Ltd.	9,000	47
SCSK Corp.	1,800	46
Saibu Gas Co. Ltd.	16,000	40
Arcs Co. Ltd.	2,100	39
Yokohama Reito Co. Ltd.	4,700	37
Cocokara fine Inc.	1,300	37
Hajime Construction Co. Ltd.	533	37
Fuji Oil Co. Ltd.	2,000	36
Sumitomo Bakelite Co. Ltd.	10,000	36
IT Holdings Corp.	2,400	34
Accordia Golf Co. Ltd.	3,100	34
OSAKA Titanium Technologies Co. Ltd.	1,500	33
Fuji Soft Inc.	1,500	30
* Tokyo Steel Manufacturing Co. Ltd.	4,800	26
Morinaga & Co. Ltd.	12,000	26
KEY Coffee Inc.	1,600	25
Aderans Co. Ltd.	2,000	25
Cosmos Pharmaceutical Corp.	200	24
Hokkaido Gas Co. Ltd.	9,000	24
Itochu-Shokuhin Co. Ltd.	700	23
Canon Marketing Japan Inc.	1,700	23
Ain Pharmaciez Inc.	500	22
Valor Co. Ltd.	1,500	22
Future Architect Inc.	3,200	19
Okuwa Co. Ltd.	2,000	18
Touei Housing Corp.	666	17
Zuken Inc.	1,600	13
Tsugami Corp.	2,000	10
Mr Max Corp.	1,800	6
Honeys Co. Ltd.	60	1
		334,846
Malaysia (0.5%)
Malayan Banking Bhd.	448,915	1,391
CIMB Group Holdings Bhd.	543,342	1,292
Axiata Group Bhd.	482,966	1,051
Sime Darby Bhd.	334,300	1,010
Public Bank Bhd. (Foreign)	144,811	841
Genting Bhd.	215,200	714
IOI Corp. Bhd.	373,540	644
DiGi.Com Bhd.	392,400	621
Petronas Gas Bhd.	76,900	598
Maxis Bhd.	252,000	574
* Sapurakencana Petroleum Bhd.	450,895	572
Petronas Chemicals Group Bhd.	248,489	560
Tenaga Nasional Bhd.	141,950	424
* IHH Healthcare Bhd.	320,500	420
AMMB Holdings Bhd.	156,300	367
Kuala Lumpur Kepong Bhd.	49,800	364
Alliance Financial Group Bhd.	213,600	351
Genting Malaysia Bhd.	250,400	343
Magnum Bhd.	296,900	312
Gamuda Bhd.	170,500	263
Petronas Dagangan Bhd.	27,100	263
Dialog Group Bhd.	294,600	257
UMW Holdings Bhd.	62,400	253
Felda Global Ventures Holdings Bhd.	176,700	251

34

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
PPB Group Bhd.	53,000	247
British American Tobacco Malaysia Bhd.	12,200	246
BIMB Holdings Bhd.	159,500	243
Malaysia Airports Holdings Bhd.	89,100	238
Hong Leong Bank Bhd.	49,600	225
IJM Corp. Bhd.	119,760	220
YTL Corp. Bhd.	417,166	218
YTL Power International Bhd.	305,637	184
Berjaya Corp. Bhd.	1,062,000	182
* Perdana Petroleum Bhd.	272,000	176
KPJ Healthcare Bhd.	90,000	174
Telekom Malaysia Bhd.	96,000	159
AirAsia Bhd.	182,000	155
Puncak Niaga Holdings Bhd.	140,200	150
Muhibbah Engineering M Bhd.	200,400	150
UEM Sunrise Bhd.	200,900	149
Bumi Armada Bhd.	112,200	141
POS Malaysia Bhd.	74,800	135
Kulim Malaysia Bhd.	123,800	133
RHB Capital Bhd.	53,200	133
* KNM Group Bhd.	956,500	124
2 Astro Malaysia Holdings Bhd.	131,487	121
KLCC Property Holdings Bhd.	43,800	90
Hong Leong Financial Group Bhd.	18,400	88
Carlsberg Brewery Malaysia Bhd.	19,800	80
Affin Holdings Bhd.	59,400	80
Mah Sing Group Bhd.	111,360	79
OSK Holdings Bhd.	139,400	73
Top Glove Corp. Bhd.	39,400	71
Lafarge Malaysia Bhd.	22,500	71
Berjaya Sports Toto Bhd.	53,871	70
Genting Plantations Bhd.	20,100	69
SP Setia Bhd.	69,000	67
MMC Corp. Bhd.	68,800	58
Bursa Malaysia Bhd.	21,100	54
WCT Holdings Bhd.	64,800	50
IGB Corp. Bhd.	59,300	50
* Scomi Group Bhd.	411,000	49
Wah Seong Corp. Bhd.	88,194	48
Media Prima Bhd.	56,300	47
DRB-Hicom Bhd.	51,300	41
Unisem M Bhd.	143,400	40
Parkson Holdings Bhd.	29,000	35
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	31
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	22
Public Bank Bhd. (Local)	1,614	9
* Dialog Group Bhd. Warrants Exp. 02/12/2017	24,550	5
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	16,992	3
		19,019
Mexico (0.5%)
America Movil SAB de CV	3,230,494	3,466
Fomento Economico Mexicano SAB de CV	248,751	2,327
Grupo Televisa SAB	278,200	1,699
* Cemex SAB de CV	1,466,060	1,560
Grupo Financiero Banorte SAB de CV	242,724	1,549
Wal-Mart de Mexico SAB de CV	581,100	1,511
Grupo Mexico SAB de CV Class B	473,747	1,496
Grupo Bimbo SAB de CV Class A	243,000	816
Alfa SAB de CV Class A	269,500	739
Industrias Penoles SAB de CV	17,425	510
Grupo Financiero Inbursa SAB de CV	194,000	500
Coca-Cola Femsa SAB de CV	38,800	473
Fibra Uno Administracion SA de CV	144,400	449
Mexichem SAB de CV	100,884	421

35

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Grupo Financiero Santander Mexico SAB de CV Class B	130,365	365
* Minera Frisco SAB de CV	112,963	289
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	273
Kimberly-Clark de Mexico SAB de CV Class A	81,700	248
Compartamos SAB de CV	113,500	221
Grupo Elektra SAB DE CV	6,120	206
* Genomma Lab Internacional SAB de CV Class B	65,200	174
Grupo Carso SAB de CV	31,700	171
* OHL Mexico SAB de CV	57,300	147
Controladora Comercial Mexicana SAB de CV	33,900	139
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	128
Bolsa Mexicana de Valores SAB de CV	50,000	119
* Gruma SAB de CV Class B	16,700	115
Arca Continental SAB de CV	16,500	98
Alsea SAB de CV	31,100	97
Mexico Real Estate Management SA de CV	48,800	90
Grupo Comercial Chedraui SA de CV	27,900	87
* Industrias CH SAB de CV Class B	17,580	87
Grupo Sanborns SA de CV	37,600	78
* Organizacion Soriana SAB de CV Class B	23,000	74
TV Azteca SAB de CV	131,300	65
* Empresas ICA SAB de CV	23,700	45
		20,832
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	18,751	133

Netherlands (1.0%)
Unilever NV	167,852	6,655
* ING Groep NV	406,343	5,164
Koninklijke Philips NV	110,166	3,893
ASML Holding NV	30,407	2,879
Aegon NV	288,161	2,293
Heineken NV	28,805	1,985
Koninklijke Ahold NV	103,542	1,968
ArcelorMittal	116,799	1,840
* CNH Industrial NV	148,152	1,752
Akzo Nobel NV	23,948	1,738
Koninklijke DSM NV	18,233	1,378
Reed Elsevier NV	62,160	1,250
* Koninklijke KPN NV	336,573	1,072
Gemalto NV	6,883	773
Wolters Kluwer NV	28,450	771
Ziggo NV	14,009	601
Randstad Holding NV	8,903	548
Heineken Holding NV	8,259	525
Fugro NV	7,388	462
* PostNL NV	82,894	433
Delta Lloyd NV	19,328	410
* SBM Offshore NV	19,113	400
Koninklijke Vopak NV	6,240	384
TKH Group NV	10,533	336
Nutreco NV	6,860	335
Aalberts Industries NV	11,049	330
* OCI	8,042	309
Koninklijke Boskalis Westminster NV	6,215	299
TNT Express NV	31,385	289
Eurocommercial Properties NV	6,705	285
ASML Holding-NY	2,875	272
Wereldhave NV	3,024	235
USG People NV	17,599	233
Corbion NV	8,640	200
Corio NV	4,560	198
ASM International NV	4,505	148
Unit4 NV	2,554	120

36

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*,^	Royal Imtech NV	34,110	100
	Arcadis NV	2,800	88
	Vastned Retail NV	1,807	83
*	CNH Industrial NV	6,507	76
	Koninklijke BAM Groep NV	13,273	71
			43,181
New Zealand (0.1%)
	Fletcher Building Ltd.	136,944	1,130
	Telecom Corp. of New Zealand Ltd.	170,690	331
	Auckland International Airport Ltd.	83,416	236
	SKYCITY Entertainment Group Ltd.	62,137	200
^	Sky Network Television Ltd.	37,933	194
	Ryman Healthcare Ltd.	29,982	187
	Fisher & Paykel Healthcare Corp. Ltd.	60,548	184
	Contact Energy Ltd.	39,469	171
	Trade Me Group Ltd.	39,618	147
	Kathmandu Holdings Ltd.	32,196	103
	Infratil Ltd.	46,809	97
	Kiwi Income Property Trust	87,338	79
	Goodman Property Trust	88,153	75
	Precinct Properties New Zealand Ltd.	87,309	72
	Vector Ltd.	30,875	67
	Chorus Ltd.	19,522	43
			3,316
Norway (0.3%)
	Statoil ASA	107,332	2,540
	DNB ASA	120,605	2,138
	Seadrill Ltd.	34,520	1,597
	Telenor ASA	62,012	1,490
	Subsea 7 SA	51,146	1,082
	Yara International ASA	19,181	826
	Schibsted ASA	11,749	718
*	Storebrand ASA	107,166	693
	Orkla ASA	64,831	525
*	DNO International ASA	98,866	279
	Marine Harvest ASA	235,229	276
	Gjensidige Forsikring ASA	14,293	267
	Prosafe SE	29,784	255
	Norsk Hydro ASA	56,654	253
	Cermaq ASA	14,105	250
	TGS Nopec Geophysical Co. ASA	7,210	198
	Petroleum Geo-Services ASA	15,290	185
	Tomra Systems ASA	17,994	165
*	Algeta ASA	3,980	158
*	REC Silicon ASA	292,534	146
	Aker Solutions ASA	10,413	144
	Fred Olsen Energy ASA	2,341	98
*	Nordic Semiconductor ASA	22,372	95
	Opera Software ASA	6,342	77
	Atea ASA	5,559	61
	BW Offshore Ltd.	25,396	35
			14,551
Other † (0.0%)
3	Vanguard FTSE Emerging Markets ETF	117,550	4,922
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
*	Mega Financial Holding Co. Ltd. Rights Exp. 12/06/13	86,908	12
*	Top Frontier Investment Holdings Inc	10,879	10
			4,963
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	41,667	604
	Credicorp Ltd. (New York Shares)	3,059	418
	Credicorp Ltd.	2,423	334

37

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Volcan Cia Minera SAA Class B	106,846	50
		1,406
Philippines (0.2%)
SM Investments Corp.	29,242	579
Philippine Long Distance Telephone Co.	8,050	534
Alliance Global Group Inc.	742,000	453
Manila Electric Co.	55,080	387
Semirara Mining Corp. Class A	56,238	359
Vista Land & Lifescapes Inc.	2,809,300	359
Ayala Land Inc.	381,600	260
Universal Robina Corp.	87,240	257
Bank of the Philippine Islands	102,028	236
Metro Pacific Investments Corp.	1,962,000	222
First Philippine Holdings Corp.	128,010	206
First Gen Corp.	529,200	197
DMCI Holdings Inc.	163,800	196
SM Prime Holdings Inc.	441,750	196
San Miguel Corp.	108,790	191
International Container Terminal Services Inc.	77,100	186
Filinvest Land Inc.	4,980,000	185
Energy Development Corp.	1,362,900	183
BDO Unibank Inc.	89,020	167
Manila Water Co. Inc.	285,200	165
Ayala Corp.	11,760	164
Aboitiz Equity Ventures Inc.	120,640	142
Metropolitan Bank & Trust	68,792	142
GT Capital Holdings Inc.	7,116	141
Aboitiz Power Corp.	127,720	101
Jollibee Foods Corp.	24,440	100
Globe Telecom Inc.	2,050	83
Megaworld Corp.	782,000	69
* Philippine National Bank	19,280	43
* Philex Mining Corp.	157,700	32
		6,535
Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	80,966	1,073
Powszechny Zaklad Ubezpieczen SA	6,516	991
KGHM Polska Miedz SA	20,760	838
Bank Pekao SA	12,228	766
Enea SA	94,814	446
PGE SA	68,988	403
^ Polski Koncern Naftowy Orlen SA	27,828	393
Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	364
* Bank Millennium SA	89,793	223
Telekomunikacja Polska SA	65,655	213
Synthos SA	108,677	184
BRE Bank SA	1,058	175
Asseco Poland SA	9,655	158
Tauron Polska Energia SA	71,228	116
Lubelski Wegiel Bogdanka SA	2,869	106
* Cyfrowy Polsat SA	14,316	104
Bank Handlowy w Warszawie SA	2,641	101
* Kernel Holding SA	7,186	97
* Getin Noble Bank SA	108,217	95
Jastrzebska Spolka Weglowa SA	4,357	94
Eurocash SA	5,682	87
* Grupa Lotos SA	6,488	79
* ING Bank Slaski SA	1,926	71
		7,177
Portugal (0.1%)
EDP - Energias de Portugal SA	204,948	754
Galp Energia SGPS SA	35,042	593
Jeronimo Martins SGPS SA	23,166	427

38

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
^ Portugal Telecom SGPS SA	68,150	307
* Banco Espirito Santo SA	201,647	265
* Banco Comercial Portugues SA	895,820	133
Sonae	82,237	119
ZON OPTIMUS SGPS SA	17,027	117
EDP Renovaveis SA	16,165	89
Portucel SA	23,091	89
		2,893
Russia (0.6%)
Lukoil OAO ADR	73,053	4,785
Gazprom OAO	724,903	3,402
Sberbank of Russia	888,194	2,850
Gazprom OAO ADR	233,152	2,179
Magnit OJSC GDR	25,988	1,669
Surgutneftegas OAO ADR	119,429	1,053
Rosneft OAO GDR	128,232	1,012
Tatneft OAO ADR	23,810	978
NovaTek OAO	71,716	922
Mobile Telesystems OJSC	87,131	917
Sberbank of Russia ADR	62,660	799
Uralkali OJSC	149,240	796
MMC Norilsk Nickel OJSC ADR	40,064	605
Rostelecom OJSC	124,103	454
VTB Bank OJSC	302,839,863	421
Sistema JSFC GDR	12,381	331
AK Transneft OAO Prior Pfd.	112	286
MegaFon OAO GDR	6,973	253
VTB Bank OJSC GDR	89,021	247
Surgutneftegas OAO	277,600	244
RusHydro JSC	9,510,242	167
Novolipetsk Steel OJSC	79,599	136
* Pharmstandard OJSC GDR	9,019	120
Acron JSC	3,636	109
Mosenergo OAO	3,795,895	109
TGK-1 OAO	459,858,574	92
Severstal OAO	9,297	81
LSR Group GDR	18,772	77
E.ON Russia JSC	975,900	76
* PIK Group	33,920	67
* Russian Grids OAO	1,756,655	47
* Inter RAO JSC	144,417,200	42
* Federal Grid Co. Unified Energy System JSC	13,443,105	41
Rosneft OAO	3,288	26
* Raspadskaya OAO	23,201	22
Magnitogorsk Iron & Steel Works	71,731	18
		25,433
Singapore (0.6%)
Oversea-Chinese Banking Corp. Ltd.	288,000	2,409
DBS Group Holdings Ltd.	174,000	2,346
Singapore Telecommunications Ltd.	722,000	2,193
United Overseas Bank Ltd.	109,000	1,825
Keppel Corp. Ltd.	130,313	1,137
Singapore Airlines Ltd.	127,729	1,072
Noble Group Ltd.	883,272	730
Global Logistic Properties Ltd.	281,000	698
Genting Singapore plc	552,000	675
Ascott Residence Trust	639,000	672
CitySpring Infrastructure Trust	1,734,000	670
Singapore Exchange Ltd.	94,311	556
Wilmar International Ltd.	197,173	549
CapitaLand Ltd.	214,500	537
Frasers Commercial Trust	518,000	537
Cache Logistics Trust	555,000	533
Suntec REIT	374,000	515

39

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	AIMS AMP Capital Industrial REIT	402,000	511
^	Singapore Press Holdings Ltd.	134,000	458
	Singapore Technologies Engineering Ltd.	121,000	410
	Cambridge Industrial Trust	689,000	388
	CapitaMall Trust	236,600	384
	Mapletree Logistics Trust	427,000	376
	City Developments Ltd.	44,000	364
	Keppel Telecommunications & Transportation Ltd.	252,000	316
	Singapore Post Ltd.	281,000	296
	ComfortDelGro Corp. Ltd.	186,000	287
^	Tat Hong Holdings Ltd.	378,000	284
	Golden Agri-Resources Ltd.	570,419	276
	Sembcorp Industries Ltd.	64,231	275
	SATS Ltd.	99,000	271
	Hutchison Port Holdings Trust	371,000	271
	Ascendas REIT	140,000	266
	Sembcorp Marine Ltd.	73,389	266
	UOL Group Ltd.	39,091	207
	Jardine Cycle & Carriage Ltd.	7,000	206
	Keppel Land Ltd.	67,600	202
	StarHub Ltd.	56,000	200
*	Synear Food Holdings Ltd.	1,243,000	186
	Olam International Ltd.	133,545	165
	Venture Corp. Ltd.	25,500	160
	Raffles Medical Group Ltd.	56,000	144
	Biosensors International Group Ltd.	176,000	133
	Keppel REIT	131,688	128
	CapitaCommercial Trust	102,810	122
	Swiber Holdings Ltd.	229,000	115
	CapitaMalls Asia Ltd.	64,000	104
	Ezion Holdings Ltd.	48,000	86
	Yangzijiang Shipbuilding Holdings Ltd.	91,036	86
	Mapletree Commercial Trust	84,000	85
	Mapletree Industrial Trust	74,000	82
*	LionGold Corp. Ltd.	359,000	58
	Super Group Ltd.	11,000	37
*	Blumont Group Ltd.	316,500	30
*,^	Asiasons Capital Ltd.	140,000	18
			25,907
South Africa (0.8%)
	Naspers Ltd.	39,970	3,741
	MTN Group Ltd.	178,897	3,556
	Sasol Ltd.	58,688	2,999
	Standard Bank Group Ltd.	107,252	1,364
	Shoprite Holdings Ltd.	60,552	1,109
	Sanlam Ltd.	184,761	991
	FirstRand Ltd.	275,470	989
	Remgro Ltd.	43,998	896
	Barloworld Ltd.	99,708	893
	Aspen Pharmacare Holdings Ltd.	29,208	813
	Impala Platinum Holdings Ltd.	63,482	771
	Steinhoff International Holdings Ltd.	195,558	755
	AngloGold Ashanti Ltd.	47,853	723
	Mpact Ltd.	236,269	643
	Bidvest Group Ltd.	22,638	603
	Clicks Group Ltd.	96,373	601
	Mondi Ltd.	31,932	571
	Woolworths Holdings Ltd.	74,817	563
	City Lodge Hotels Ltd.	41,733	549
	DataTec Ltd.	91,943	525
	Gold Fields Ltd.	107,796	499
	Vukile Property Fund Ltd.	256,225	444
	Tiger Brands Ltd.	14,817	435
	Brait SE	86,612	422

40

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Growthpoint Properties Ltd.	163,610	416
Barclays Africa Group Ltd.	22,834	353
MMI Holdings Ltd.	142,749	350
Life Healthcare Group Holdings Ltd.	79,448	324
Truworths International Ltd.	31,633	302
Vodacom Group Ltd.	25,702	295
Imperial Holdings Ltd.	13,469	286
Nedbank Group Ltd.	12,778	278
Mr Price Group Ltd.	16,676	262
RMB Holdings Ltd.	52,311	262
Netcare Ltd.	104,779	260
Discovery Ltd.	27,626	233
JSE Ltd.	25,216	221
Illovo Sugar Ltd.	67,733	212
Kumba Iron Ore Ltd.	4,561	191
* Murray & Roberts Holdings Ltd.	56,830	173
Foschini Group Ltd.	14,397	166
Mediclinic International Ltd.	21,219	160
* Anglo American Platinum Ltd.	3,894	157
Harmony Gold Mining Co. Ltd.	42,867	148
Hyprop Investments Ltd.	19,657	146
African Bank Investments Ltd.	81,985	138
Sibanye Gold Ltd.	96,272	136
Emira Property Fund	88,578	132
Nampak Ltd.	37,138	123
Lewis Group Ltd.	17,093	119
Coronation Fund Managers Ltd.	14,314	117
Spar Group Ltd.	8,795	113
SA Corporate Real Estate Fund Nominees Pty Ltd.	267,377	107
Exxaro Resources Ltd.	6,724	103
AVI Ltd.	17,248	101
Investec Ltd.	13,480	96
Aeci Ltd.	7,718	94
PPC Ltd.	28,961	91
Liberty Holdings Ltd.	7,250	90
Massmart Holdings Ltd.	5,422	87
Adcock Ingram Holdings Ltd.	11,846	85
African Rainbow Minerals Ltd.	4,170	80
* Sappi Ltd.	26,807	79
Assore Ltd.	1,909	78
Capital Property Fund	70,278	75
^ Capitec Bank Holdings Ltd.	3,506	75
Blue Label Telecoms Ltd.	74,154	70
* Aveng Ltd.	23,619	69
Group Five Ltd.	15,342	69
* Northam Platinum Ltd.	16,296	67
Pick n Pay Stores Ltd.	13,309	63
Reunert Ltd.	8,701	61
Tongaat Hulett Ltd.	4,835	61
* Telkom SA SOC Ltd.	22,107	58
Pick'n Pay Holdings Ltd.	26,672	54
Clover Industries Ltd.	30,888	51
Sun International Ltd.	4,518	46
Astral Foods Ltd.	3,140	32
* ArcelorMittal South Africa Ltd.	6,579	26
* Royal Bafokeng Platinum Ltd.	3,464	21
JD Group Ltd.	6,633	20
		33,537
South Korea (1.7%)
Samsung Electronics Co. Ltd. GDR	23,110	16,017
Hyundai Motor Co.	16,111	3,838
* Shinhan Financial Group Co. Ltd. ADR	49,170	2,131
Hyundai Mobis	6,702	1,891
POSCO	5,977	1,784

41

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	NAVER Corp.	3,122	1,752
*	SK Hynix Inc.	54,500	1,640
	Kia Motors Corp.	26,036	1,513
	SK Telecom Co. Ltd. ADR	56,023	1,371
*	KB Financial Group Inc. ADR	33,679	1,307
	Shinhan Financial Group Co. Ltd.	29,910	1,304
	LG Chem Ltd.	4,375	1,234
	Hyundai Heavy Industries Co. Ltd.	4,316	1,031
	Hana Financial Group Inc.	26,630	1,024
	Samsung Life Insurance Co. Ltd.	10,002	985
	KB Financial Group Inc.	23,570	928
	Samsung Fire & Marine Insurance Co. Ltd.	3,734	873
	SK Innovation Co. Ltd.	5,891	826
	KT&G Corp.	10,975	801
	Samsung C&T Corp.	12,437	738
	LG Household & Health Care Ltd.	1,402	729
	Samsung Heavy Industries Co. Ltd.	19,580	718
	LG Electronics Inc.	10,424	668
*	Korea Electric Power Corp.	19,980	534
	LG Corp.	8,918	527
	Samsung SDI Co. Ltd.	3,020	503
	E-Mart Co. Ltd.	1,985	475
*	LG Display Co. Ltd.	19,730	462
	POSCO ADR	6,101	454
	Lotte Shopping Co. Ltd.	1,118	424
	S-Oil Corp.	5,796	423
	SK Holdings Co. Ltd.	2,329	422
	Hyundai Steel Co.	4,916	405
	Hyundai Engineering & Construction Co. Ltd.	6,870	394
	Hankook Tire Co. Ltd.	6,380	374
	Samsung Electro-Mechanics Co. Ltd.	4,872	374
	Cheil Industries Inc.	4,333	367
	KT Corp.	10,809	357
	Woori Finance Holdings Co. Ltd.	29,660	351
	Kangwon Land Inc.	12,730	350
	Daelim Industrial Co. Ltd.	3,745	348
	Macquarie Korea Infrastructure Fund	50,030	311
	Hyundai Glovis Co. Ltd.	1,392	309
	Orion Corp.	308	300
^	OCI Co. Ltd.	1,631	295
	Hotel Shilla Co. Ltd.	4,390	284
	Coway Co. Ltd.	4,900	280
	BS Financial Group Inc.	17,390	279
	Korea Zinc Co. Ltd.	958	278
^	Celltrion Inc.	6,324	275
	NCSoft Corp.	1,402	272
	Hyundai Wia Corp.	1,489	256
	SK Telecom Co. Ltd.	1,173	256
*,^	Wonik IPS Co. Ltd.	30,670	253
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,020	253
	Samsung Securities Co. Ltd.	5,620	249
	Samsung Techwin Co. Ltd.	4,554	248
	GS Holdings	4,481	247
	Taekwang Industrial Co. Ltd.	199	246
	Samsung Electronics Co. Ltd.	175	241
	Samsung Engineering Co. Ltd.	3,366	237
	LG Uplus Corp.	20,370	233
	Lotte Chemical Corp.	1,136	233
	Daishin Securities Co. Ltd.	27,720	231
	Sam Young Electronics Co. Ltd.	25,760	229
	KCC Corp.	542	217
	Dongbu Insurance Co. Ltd.	4,760	213
	Cheil Worldwide Inc.	8,335	205
	SK C&C Co. Ltd.	1,891	204

42

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Hyundai Department Store Co. Ltd.	1,266	202
Shinsegae Co. Ltd.	787	198
DGB Financial Group Inc.	12,320	198
Amorepacific Corp.	240	197
Hanwha Chemical Corp.	7,970	175
Doosan Heavy Industries & Construction Co. Ltd.	4,251	174
Industrial Bank of Korea	14,840	171
Hyundai Hysco Co. Ltd.	4,320	171
Daesang Corp.	5,170	169
Doosan Corp.	1,259	169
Youlchon Chemical Co. Ltd.	14,280	168
CJ CheilJedang Corp.	684	166
Daewoo International Corp.	4,479	165
* LG Innotek Co. Ltd.	2,020	163
Daewoo Securities Co. Ltd.	16,891	158
* Kumho Tire Co. Inc.	13,430	157
Maeil Dairy Industry Co. Ltd.	3,787	156
* Daewoo Engineering & Construction Co. Ltd.	19,160	155
GS Engineering & Construction Corp.	4,517	153
Hyundai Marine & Fire Insurance Co. Ltd.	5,200	149
Samsung Card Co. Ltd.	3,992	148
Hyundai Development Co-Engineering & Construction	6,500	145
AMOREPACIFIC Group	409	144
Halla Visteon Climate Control Corp.	3,830	143
Mando Corp.	1,061	143
SK Chemicals Co. Ltd.	2,877	141
Hanwha Corp.	3,610	137
Hyundai Home Shopping Network Corp.	819	130
CJ Corp.	1,211	127
* NHN Entertainment Corp.	1,163	124
Namhae Chemical Corp.	18,020	123
Young Poong Corp.	91	121
LS Corp.	1,593	119
Hyosung Corp.	1,749	118
* SK Broadband Co. Ltd.	26,386	113
LG International Corp.	3,990	112
Daewoong Pharmaceutical Co. Ltd.	1,411	111
Poongsan Corp.	3,950	110
Youngone Corp.	3,240	110
Yuhan Corp.	622	109
Korea Investment Holdings Co. Ltd.	2,800	109
Korea Gas Corp.	1,803	108
Medy-Tox Inc.	657	108
Hyundai Mipo Dockyard	669	107
Chong Kun Dang Pharm Corp.	1,395	105
Seoul Semiconductor Co. Ltd.	2,517	105
CJ O Shopping Co. Ltd.	311	104
Kumho Petro chemical Co. Ltd.	1,046	102
Korean Reinsurance Co.	8,965	100
CJ CGV Co. Ltd.	2,130	100
Ottogi Corp.	307	99
Paradise Co. Ltd.	3,776	97
Hanwha Life Insurance Co. Ltd.	14,380	96
LG Hausys Ltd.	790	96
Hyundai Greenfood Co. Ltd.	5,900	94
LOTTE Himart Co. Ltd.	1,184	93
* SM Entertainment Co.	2,434	92
S-1 Corp.	1,520	91
Dongkuk Steel Mill Co. Ltd.	6,470	90
Grand Korea Leisure Co. Ltd.	2,480	90
Seah Besteel Corp.	3,350	88
GS Home Shopping Inc.	379	87
LG Fashion Corp.	2,820	86
* Ssangyong Motor Co.	10,890	86

43

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Mirae Asset Securities Co. Ltd.	2,540	86
	Fila Korea Ltd.	1,243	84
	Lotte Confectionery Co. Ltd.	49	84
	Kolon Industries Inc.	1,501	84
*	CJ Korea Express Co. Ltd.	918	80
*	CJ E&M Corp.	2,294	79
	Woori Investment & Securities Co. Ltd.	7,482	79
	Dongsuh Co. Inc.	2,918	76
	Nexen Tire Corp.	5,080	76
	SFA Engineering Corp.	1,773	75
	Hana Tour Service Inc.	1,130	74
	Partron Co. Ltd.	4,491	72
	SKC Co. Ltd.	2,370	72
*	Hanmi Pharm Co. Ltd.	592	72
*	Osstem Implant Co. Ltd.	2,787	71
	SK Networks Co. Ltd.	11,140	70
*	LG Life Sciences Ltd.	1,565	69
	Hansol Paper Co.	5,840	68
*	Seegene Inc.	1,238	68
	Hite Jinro Co. Ltd.	2,740	67
	KIWOOM Securities Co. Ltd.	1,254	66
	Meritz Fire & Marine Insurance Co. Ltd.	4,620	65
*	Doosan Infracore Co. Ltd.	4,540	65
	Lotte Food Co. Ltd.	105	65
	NongShim Co. Ltd.	261	63
	Lotte Chilsung Beverage Co. Ltd.	42	62
	Ahnlab Inc.	1,185	61
*,^	GemVax & Kael Co. Ltd.	3,321	60
	Green Cross Cell Corp.	2,166	58
*,^	Taihan Electric Wire Co. Ltd.	29,761	57
	Hyundai Securities Co. Ltd.	8,830	56
	LIG Insurance Co. Ltd.	2,240	56
	Daum Communications Corp.	630	53
*	Hanjin Shipping Holdings Co. Ltd.	10,320	52
*	Dongbu HiTek Co. Ltd.	9,040	52
	KEPCO Engineering & Construction Co. Inc.	958	51
	Samsung Fine Chemicals Co. Ltd.	1,100	50
*	Hyundai Merchant Marine Co. Ltd.	3,644	47
	MegaStudy Co. Ltd.	672	47
*	Korean Air Lines Co. Ltd.	1,432	46
	Hyundai Elevator Co. Ltd.	776	44
*	Hanjin Shipping Co. Ltd.	6,025	44
	Binggrae Co. Ltd.	454	38
	Able C&C Co. Ltd.	996	29
	Hankook Tire Worldwide Co. Ltd.	1,049	26
	Hyundai Securities Co. Ltd. Prior Pfd.	3,554	20
*	Dong-A ST Co. Ltd.	138	16
	STX Pan Ocean Co. Ltd.	15,030	16
	Dong-A Socio Holdings Co. Ltd.	81	12
*	Medipost Co. Ltd.	138	10
*	Hanjin Kal Corp.	691	9
*	Pharmicell Co. Ltd.	960	4
*	Korea Line Corp.	110	3
*	CNK International Co. Ltd.	78	—
			70,965
Spain (1.2%)
*	Banco Santander SA	1,057,117	9,372
*	Telefonica SA	405,636	7,139
	Banco Bilbao Vizcaya Argentaria SA	562,918	6,579
^	Inditex SA	22,867	3,756
	Iberdrola SA	482,139	3,026
	Repsol SA	106,264	2,849
	Amadeus IT Holding SA	35,304	1,310

44

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Banco de Sabadell SA	375,561	962
^	Abertis Infraestructuras SA	43,591	934
	Construcciones y Auxiliar de Ferrocarriles SA	1,669	867
	Banco Popular Espanol SA	146,127	829
	Gas Natural SDG SA	29,858	704
	Red Electrica Corp. SA	10,160	633
	Ferrovial SA	32,975	629
	Viscofan SA	11,379	604
*	CaixaBank	112,081	581
	Grifols SA	13,986	573
^	Banco Santander SA ADR	64,200	572
*	ACS Actividades de Construccion y Servicios SA	16,913	555
	Enagas SA	19,049	509
	Distribuidora Internacional de Alimentacion SA	48,774	445
	Mapfre SA	102,685	412
	Tubacex SA	102,303	394
	Grupo Catalana Occidente SA	10,872	368
*	Almirall SA	24,319	363
	Bankinter SA	54,195	330
	Obrascon Huarte Lain SA	7,021	294
^	Acciona SA	4,590	291
*	Gamesa Corp. Tecnologica SA	29,281	283
	Zardoya Otis SA	15,705	273
*,^	Acerinox SA	18,830	248
	Indra Sistemas SA	13,768	227
	Ebro Foods SA	9,631	217
	Bolsas y Mercados Espanoles SA	5,285	198
*	Zeltia SA	55,448	191
*	Mediaset Espana Comunicacion SA	15,036	183
	Abengoa SA - B Shares	65,794	159
	Prosegur Cia de Seguridad SA	26,190	155
*	Endesa SA	4,566	132
	Tecnicas Reunidas SA	2,089	108
*	Faes Farma SA	28,572	103
	Corp Financiera Alba SA	1,675	92
	Atresmedia Corp. de Medios de Comunicaion SA	4,879	82
*	Fomento de Construcciones y Contratas SA	2,553	59
*	NH Hoteles SA	7,489	39
	Melia Hotels International SA	2,951	33
	Abengoa SA	5,630	17
			48,679
Sweden (1.1%)
	Nordea Bank AB	327,180	4,185
	Hennes & Mauritz AB Class B	94,848	4,099
	Telefonaktiebolaget LM Ericsson Class B	294,174	3,519
	Swedbank AB Class A	100,387	2,613
	Svenska Handelsbanken AB Class A	49,817	2,253
	Skandinaviska Enskilda Banken AB Class A	162,850	1,970
	Volvo AB Class B	150,997	1,938
	Svenska Cellulosa AB SCA Class B	57,023	1,617
	TeliaSonera AB	195,436	1,616
	SKF AB	59,837	1,583
	Atlas Copco AB Class A	55,934	1,550
	Assa Abloy AB Class B	30,745	1,525
	Scania AB Class B	74,292	1,489
	Sandvik AB	107,175	1,448
	Atlas Copco AB Class B	58,029	1,442
	Investor AB Class B	42,608	1,366
	Boliden AB	84,483	1,200
*	Lundin Petroleum AB	43,937	905
	Electrolux AB Class B	36,525	901
	Hexagon AB Class B	23,784	713
	Swedish Match AB	21,071	695
	Investment AB Kinnevik	18,164	668

45

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Skanska AB Class B	33,976	654
Alfa Laval AB	27,431	626
SSAB AB Class B	91,144	514
Elekta AB Class B	33,214	491
Getinge AB	15,474	490
Trelleborg AB Class B	22,507	425
* Tele2 AB	32,832	396
Wallenstam AB	27,091	376
NCC AB Class B	11,503	354
Hufvudstaden AB Class A	26,208	343
Fabege AB	27,387	315
Castellum AB	19,036	292
Industrivarden AB Class A	12,721	245
Modern Times Group AB Class B	3,926	214
Industrivarden AB	11,808	210
BillerudKorsnas AB	16,115	189
Securitas AB Class B	16,049	183
Husqvarna AB	30,089	177
* Swedish Orphan Biovitrum AB	18,080	173
Meda AB Class A	14,902	167
Avanza Bank Holding AB	4,654	150
Ratos AB	16,909	146
^ SSAB AB Class A	20,338	134
Holmen AB	3,229	107
Axis Communications AB	3,076	106
Nibe Industrier AB Class B	5,534	106
Hexpol AB	1,302	98
AF AB	2,956	93
Kungsleden AB	10,770	79
AarhusKarlshamn AB	1,221	72
Betsson AB	2,250	71
* ICA Gruppen AB	2,321	70
* Lindab International AB	3,531	34
Axfood AB	652	34
		47,429
Switzerland (3.1%)
Nestle SA	336,621	24,299
Roche Holding AG	72,548	20,062
Novartis AG	240,828	18,694
UBS AG	360,740	6,977
ABB Ltd.	237,363	6,047
* Cie Financiere Richemont SA	51,249	5,240
Credit Suisse Group AG	156,593	4,871
Zurich Insurance Group AG	14,763	4,079
Syngenta AG	9,499	3,834
Swiss Re AG	37,076	3,255
Swatch Group AG (Bearer)	4,881	3,117
Holcim Ltd.	30,628	2,278
Transocean Ltd.	28,972	1,368
SGS SA	524	1,226
Geberit AG	3,774	1,128
Julius Baer Group Ltd.	22,446	1,101
Givaudan SA	775	1,099
Swisscom AG	2,145	1,094
Barry Callebaut AG	942	984
Adecco SA	11,429	843
Sonova Holding AG	6,203	807
Actelion Ltd.	9,904	766
Schindler Holding AG	4,893	693
Sika AG	195	615
Kuehne & Nagel International AG	4,716	596
Aryzta AG	7,835	584
Lindt & Spruengli AG Regular	11	553
BB Biotech AG	3,625	543

46

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Swiss Life Holding AG	2,732	542
Swatch Group AG (Registered)	4,533	504
Sulzer AG	3,143	492
Coca-Cola HBC AG	16,852	485
Baloise Holding AG	3,566	414
Clariant AG	22,476	396
* Dufry AG	2,361	381
Partners Group Holding AG	1,444	374
Georg Fischer AG	527	363
Nobel Biocare Holding AG	21,430	354
Schindler Holding AG (Registered)	2,421	345
Lonza Group AG	3,851	344
EMS-Chemie Holding AG	903	329
Galenica AG	352	311
Helvetia Holding AG	641	302
PSP Swiss Property AG	3,491	300
Swiss Prime Site AG	3,930	298
Allreal Holding AG	2,075	285
OC Oerlikon Corp. AG	20,163	282
Bucher Industries AG	989	274
Lindt & Spruengli AG	64	270
GAM Holding AG	14,353	268
Transocean Ltd.	5,627	265
Forbo Holding AG	312	245
Temenos Group AG	9,179	234
Mobimo Holding AG	1,069	224
Panalpina Welttransport Holding AG	1,420	212
Flughafen Zuerich AG	364	202
DKSH Holding AG	2,307	192
* Meyer Burger Technology AG	16,087	189
Kaba Holding AG Class B	398	170
Pargesa Holding SA	1,930	154
Logitech International SA	14,375	147
Vontobel Holding AG	3,542	142
Straumann Holding AG	697	139
Valiant Holding	1,213	113
* Acino Holding AG	874	111
ams AG	948	103
Burckhardt Compression Holding AG	251	101
Banque Cantonale Vaudoise	177	98
Swissquote Group Holding SA	2,287	94
Kudelski SA	6,259	86
Tecan Group AG	810	85
Rieter Holding AG	403	84
Schweiter Technologies AG	125	84
* Gategroup Holding AG	3,127	82
St. Galler Kantonalbank AG	191	78
Basler Kantonalbank	852	72
Huber & Suhner AG	1,157	63
Valora Holding AG	249	62
Belimo Holding AG	16	41
BKW AG	807	28
Zehnder Group AG	534	25
		128,591
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,895,000	6,984
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	187,022	3,443
Hon Hai Precision Industry Co. Ltd.	1,132,381	2,879
Advanced Semiconductor Engineering Inc. ADR	401,713	1,980
Chunghwa Telecom Co. Ltd. ADR	56,866	1,811
MediaTek Inc.	125,616	1,717
Nan Ya Plastics Corp.	615,423	1,404
Formosa Plastics Corp.	494,873	1,345
Formosa Chemicals & Fibre Corp.	417,283	1,206

47

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Cathay Financial Holding Co. Ltd.	789,238	1,192
Fubon Financial Holding Co. Ltd.	729,880	1,070
China Steel Corp.	1,218,657	1,059
Delta Electronics Inc.	202,641	1,054
Uni-President Enterprises Corp.	518,535	987
Mega Financial Holding Co. Ltd.	1,091,649	945
CTBC Financial Holding Co. Ltd.	1,297,071	880
Chunghwa Telecom Co. Ltd.	219,000	703
Quanta Computer Inc.	281,450	667
Hotai Motor Co. Ltd.	52,000	619
* AU Optronics Corp. ADR	189,918	600
Taiwan Mobile Co. Ltd.	157,800	538
United Microelectronics Corp.	1,180,180	501
Asustek Computer Inc.	65,169	497
Cheng Shin Rubber Industry Co. Ltd.	185,379	494
President Chain Store Corp.	66,952	488
Yuanta Financial Holding Co. Ltd.	843,990	460
Formosa Petrochemical Corp.	169,140	454
Clevo Co.	209,628	446
Taiwan Cement Corp.	304,210	443
Siliconware Precision Industries Co.	359,030	436
China Development Financial Holding Corp.	1,417,580	424
Catcher Technology Co. Ltd.	72,310	420
Far Eastern New Century Corp.	361,449	415
First Financial Holding Co. Ltd.	643,381	398
Highwealth Construction Corp.	183,200	395
* Taiwan Business Bank	1,256,705	386
Hua Nan Financial Holdings Co. Ltd.	633,739	376
SinoPac Financial Holdings Co. Ltd.	757,964	375
Foxconn Technology Co. Ltd.	140,456	353
HTC Corp.	70,491	346
Far EasTone Telecommunications Co. Ltd.	151,000	346
* Innolux Corp.	843,533	335
Taiwan Cooperative Financial Holding Co. Ltd.	578,563	325
CTCI Corp.	179,000	313
Lite-On Technology Corp.	177,700	311
Taishin Financial Holding Co. Ltd.	608,277	307
Largan Precision Co. Ltd.	9,020	307
Wei Chuan Foods Corp.	152,000	288
Inventec Corp.	316,554	283
Ruentex Industries Ltd.	108,000	279
TSRC Corp.	148,500	275
Compal Electronics Inc.	350,323	274
E.Sun Financial Holding Co. Ltd.	403,794	270
Asia Cement Corp.	198,142	269
WPG Holdings Ltd.	218,000	265
MStar Semiconductor Inc.	24,522	253
* Ta Chong Bank Ltd.	684,795	240
* Nan Ya Printed Circuit Board Corp.	169,000	228
Powertech Technology Inc.	126,000	227
Syncmold Enterprise Corp.	132,000	227
China Life Insurance Co. Ltd.	228,966	225
Phison Electronics Corp.	29,000	208
Synnex Technology International Corp.	129,189	206
Shin Kong Financial Holding Co. Ltd.	587,645	204
Far Eastern Department Stores Ltd.	186,388	201
Pegatron Corp.	138,954	194
Eclat Textile Co. Ltd.	17,340	191
* Inotera Memories Inc.	295,000	190
Airtac International Group	26,000	188
Giant Manufacturing Co. Ltd.	24,881	187
* Nan Kang Rubber Tire Co. Ltd.	144,493	186
Kinik Co.	74,000	185
Simplo Technology Co. Ltd.	37,400	184

48

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Huaku Development Co. Ltd.	65,000	182
Chailease Holding Co. Ltd.	71,500	174
Pou Chen Corp.	140,524	171
Novatek Microelectronics Corp.	43,025	170
* AU Optronics Corp.	520,000	170
Wistron Corp.	179,409	168
Taiwan Fertilizer Co. Ltd.	69,000	164
Tainan Spinning Co. Ltd.	212,000	160
Advantech Co. Ltd.	24,216	155
Advanced Semiconductor Engineering Inc.	155,000	153
* Acer Inc.	233,583	153
Merida Industry Co. Ltd.	20,000	151
Radiant Opto-Electronics Corp.	40,314	151
Holtek Semiconductor Inc.	97,000	149
TPK Holding Co. Ltd.	20,958	147
Tripod Technology Corp.	73,000	144
Sanyang Industry Co. Ltd.	80,000	140
Epistar Corp.	80,000	139
Hiwin Technologies Corp.	17,304	136
Altek Corp.	179,000	136
Chang Hwa Commercial Bank	224,629	135
Ta Ya Electric Wire & Cable	528,000	125
Kenda Rubber Industrial Co. Ltd.	63,440	125
Depo Auto Parts Ind Co. Ltd.	35,000	123
Transcend Information Inc.	38,000	120
St. Shine Optical Co. Ltd.	4,000	118
Ruentex Development Co. Ltd.	55,860	117
Standard Foods Corp.	37,950	116
Teco Electric and Machinery Co. Ltd.	109,000	116
Lung Yen Life Service Corp.	38,000	115
Feng Hsin Iron & Steel Co.	63,000	115
Far Eastern International Bank	273,867	114
President Securities Corp.	198,000	112
Yungtay Engineering Co. Ltd.	38,000	112
Huang Hsiang Construction Co.	55,000	110
Taiwan Secom Co. Ltd.	45,000	109
China Steel Chemical Corp.	18,000	108
Yulon Motor Co. Ltd.	61,000	108
Kinsus Interconnect Technology Corp.	30,000	107
* Mosel Vitelic Inc.	456,000	105
Great China Metal Industry	86,000	102
Topco Scientific Co. Ltd.	57,114	100
Tung Ho Steel Enterprise Corp.	110,000	99
Realtek Semiconductor Corp.	42,420	99
Shihlin Electric & Engineering Corp.	78,000	99
Hermes Microvision Inc.	3,000	98
Greatek Electronics Inc.	112,000	97
Eternal Chemical Co. Ltd.	106,000	97
Makalot Industrial Co. Ltd.	16,000	97
AV Tech Corp.	32,000	96
China Petrochemical Development Corp.	190,350	96
Ton Yi Industrial Corp.	86,000	95
Waterland Financial Holdings Co. Ltd.	266,903	92
Wowprime Corp.	5,500	91
MIN AIK Technology Co. Ltd.	18,000	91
LCY Chemical Corp.	67,000	88
Cheng Loong Corp.	185,000	88
Everlight Electronics Co. Ltd.	46,000	87
Chipbond Technology Corp.	43,000	87
Richtek Technology Corp.	19,000	86
Taichung Commercial Bank	229,515	85
Taiwan Glass Industry Corp.	83,354	84
Vanguard International Semiconductor Corp.	78,000	84
Chicony Electronics Co. Ltd.	33,602	84

49

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Zhen Ding Technology Holding Ltd.	35,700	84
*	Evergreen Marine Corp. Taiwan Ltd.	142,000	84
	ScinoPharm Taiwan Ltd.	25,000	83
	Oriental Union Chemical Corp.	78,000	83
*	Winbond Electronics Corp.	327,000	83
	Taiwan Sogo Shin Kong SEC	65,000	81
	Cheng Uei Precision Industry Co. Ltd.	38,000	80
	Capital Securities Corp.	232,000	79
	U-Ming Marine Transport Corp.	48,000	79
	Chroma ATE Inc.	37,000	79
	Great Taipei Gas Co. Ltd.	103,000	78
	King Yuan Electronics Co. Ltd.	111,000	77
	Tong Yang Industry Co. Ltd.	49,000	76
*	Sino-American Silicon Products Inc.	55,000	76
	King's Town Bank	84,000	75
	Formosa Taffeta Co. Ltd.	60,000	75
	Tong Hsing Electronic Industries Ltd.	14,000	74
*	China Airlines Ltd.	203,000	74
	Yageo Corp.	214,200	73
	Jih Sun Financial Holdings Co. Ltd.	250,435	72
	Kerry TJ Logistics Co. Ltd.	51,000	72
	National Petroleum Co. Ltd.	74,000	71
*	HannStar Display Corp.	211,000	71
	Elan Microelectronics Corp.	46,000	70
	Hey Song Corp.	58,000	67
*	Wintek Corp.	175,000	65
	Unimicron Technology Corp.	80,000	63
*	Walsin Lihwa Corp.	204,000	63
*	Eva Airways Corp.	83,323	46
*	E Ink Holdings Inc.	79,000	44
*	Macronix International	183,432	43
	Genius Electronic Optical Co. Ltd.	8,714	35
	Long Bon International Co. Ltd.	44,000	35
	O-TA Precision Industry Co. Ltd.	37,000	26
*	Tatung Co. Ltd. GDR	621	3
	ENG Electric Co. Ltd.	3,000	3
			59,348
Thailand (0.3%)
	Advanced Info Service PCL (Foreign)	118,900	954
	Kasikornbank PCL (Foreign)	116,100	726
	Electricity Generating PCL (Foreign)	176,900	725
	Airports of Thailand PCL (Foreign)	87,900	571
*	PTT PCL	55,900	569
	Siam Commercial Bank PCL (Foreign)	86,900	453
	CP ALL PCL (Foreign)	373,900	451
*	PTT Exploration and Production PCL (Local)	72,800	394
	Shin Corp. PCL	135,496	366
	Thai Stanley Electric PCL (Local)	49,277	364
	TMB Bank PCL	4,118,000	363
*	Regional Container Lines PCL	1,663,100	353
*	Central Pattana PCL	208,800	328
	Bangkok Bank PCL (Foreign)	47,798	317
	BEC World PCL (Foreign)	166,200	308
	PTT Exploration & Production PCL (Foreign)	54,481	293
	Siam Cement PCL (Foreign)	20,000	282
	Thoresen Thai Agencies PCL (Foreign)	443,520	271
*	Siam Commercial Bank PCL (Local)	50,700	269
*	Indorama Ventures PCL	332,500	267
	Bank of Ayudhya PCL (Foreign)	208,000	256
*,^	Thaicom PCL	198,000	253
	Bangkok Expressway PCL (Foreign)	216,000	252
	PTT Global Chemical PCL (Foreign)	98,515	249
	PTT PCL (Foreign)	24,200	246
	Thai Oil PCL (Foreign)	112,700	226

50

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Krung Thai Bank PCL (Foreign)	326,975	212
* Samart Corp. PCL	291,600	189
Home Product Center PCL	494,083	188
Thai Union Frozen Products PCL (Foreign)	101,220	184
* BTS Group Holdings PCL	604,800	171
Total Access Communication PCL (Foreign)	41,300	149
IRPC PCL (Foreign)	1,079,400	127
* CalComp Electronics Thailand PCL	1,236,700	123
* True Corp. PCL	380,700	108
* Charoen Pokphand Foods PCL	123,300	96
* Big C Supercenter PCL	15,300	96
* Total Access Communication PCL (Local)	25,400	92
* Glow Energy PCL	37,300	87
* Minor International PCL	87,900	78
* Precious Shipping PCL	125,400	77
Charoen Pokphand Foods PCL (Foreign)	100,400	76
* PTT Global Chemical PCL (Local)	30,200	76
Bangkok Dusit Medical Services PCL	17,600	72
* Banpu PCL (Local)	76,000	71
* Land and Houses PCL	187,400	66
Siam City Cement PCL (Foreign)	3,800	48
* Robinson Department Store PCL	28,100	48
* Berli Jucker PCL	27,600	44
Thai Airways International PCL (Foreign)	104,374	41
* Siam City Cement PCL (Local)	2,688	34
Delta Electronics Thai PCL (Foreign)	14,200	23
* Thai Stanley Electric PCL (Foreign)	2,444	18
* IRPC PCL	129,200	15
* Bangkok Expressway PCL	7,200	8
* Thoresen Thai Agencies PCL	13,200	8
		12,731
Turkey (0.2%)
Turkiye Halk Bankasi AS	127,890	1,028
Turkiye Garanti Bankasi AS	197,137	791
Akbank TAS	156,687	612
* Turkcell Iletisim Hizmetleri AS	85,639	531
Haci Omer Sabanci Holding AS (Bearer)	100,154	474
BIM Birlesik Magazalar AS	22,390	468
Turkiye Is Bankasi	112,471	307
Coca-Cola Icecek AS	10,490	300
KOC Holding AS	53,803	264
Tupras Turkiye Petrol Rafinerileri AS	11,519	260
Ford Otomotiv Sanayi AS	17,436	245
Turkiye Vakiflar Bankasi Tao	98,568	236
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,852	227
* Vestel Elektronik Sanayi ve Ticaret AS	199,884	205
Turk Hava Yollari	48,695	190
Aksigorta AS	132,563	184
Is Gayrimenkul Yatirim Ortakligi AS	251,399	181
Yapi ve Kredi Bankasi AS	73,367	169
Enka Insaat ve Sanayi AS	50,653	148
Turk Telekomunikasyon AS	41,512	143
Eregli Demir ve Celik Fabrikalari TAS	98,279	136
* Zorlu Enerji Elektrik Uretim AS	199,200	132
Arcelik AS	15,365	98
TAV Havalimanlari Holding AS	12,079	87
Tofas Turk Otomobil Fabrikasi AS	11,752	78
Turkiye Sise ve Cam Fabrikalari AS	51,434	75
Turkiye Sinai Kalkinma Bankasi AS	71,200	69
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	46,015	66
* Asya Katilim Bankasi AS	57,022	58
Koza Altin Isletmeleri AS	3,153	56
Aygaz AS	12,065	55

51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Ulker Biskuvi Sanayi AS	5,664	43
		7,916
United Arab Emirates (0.0%)
Emaar Properties PJSC	251,925	416
DP World Ltd.	20,224	341
Dubai Investments PJSC	518,285	314
First Gulf Bank PJSC	50,215	222
* Arabtec Holding Co.	292,858	218
* Drake & Scull International	613,771	209
Aldar Properties PJSC	280,710	206
* Islamic Arab Insurance Co.	506,254	112
Aramex PJSC	1,000	1
		2,039
United Kingdom (8.0%)
HSBC Holdings plc	1,928,734	21,142
Vodafone Group plc	5,064,099	18,549
BP plc	1,963,310	15,241
GlaxoSmithKline plc	508,573	13,407
Royal Dutch Shell plc Class A	393,611	13,109
British American Tobacco plc	198,159	10,933
Royal Dutch Shell plc Class B	267,927	9,276
Diageo plc	259,700	8,279
BG Group plc	351,480	7,170
Barclays plc	1,665,304	7,007
AstraZeneca plc	131,325	6,952
BHP Billiton plc	217,830	6,722
Rio Tinto plc	128,954	6,525
* Lloyds Banking Group plc	5,013,804	6,201
SABMiller plc	111,238	5,800
Glencore Xstrata plc	1,037,664	5,647
Prudential plc	263,379	5,386
Unilever plc	128,964	5,230
Reckitt Benckiser Group plc	67,089	5,217
Standard Chartered plc	211,924	5,088
BT Group plc	829,094	5,017
Tesco plc	831,066	4,848
National Grid plc	385,594	4,846
Imperial Tobacco Group plc	99,719	3,723
Rolls-Royce Holdings plc	190,663	3,513
Compass Group plc	223,056	3,208
Anglo American plc London Shares	131,329	3,123
Centrica plc	542,089	3,066
Reed Elsevier plc	215,080	3,013
WPP plc	133,876	2,844
Shire plc	55,395	2,456
BAE Systems plc	324,464	2,367
SSE plc	98,052	2,224
ARM Holdings plc	141,680	2,220
Aviva plc	307,466	2,207
Legal & General Group plc	604,370	2,095
Experian plc	101,644	2,069
IMI plc	83,004	2,019
Burberry Group plc	76,518	1,880
Tullow Oil plc	123,311	1,864
Next plc	21,026	1,836
CRH plc	69,253	1,689
Pearson plc	78,572	1,643
Old Mutual plc	483,957	1,577
Wolseley plc	26,692	1,437
British Sky Broadcasting Group plc	94,104	1,414
Kingfisher plc	222,706	1,347
Associated British Foods plc	35,035	1,274
Land Securities Group plc	79,262	1,256
* Royal Bank of Scotland Group	212,047	1,249

52

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Standard Life plc	221,276	1,248
Weir Group plc	34,332	1,240
Marks & Spencer Group plc	151,346	1,220
InterContinental Hotels Group plc	37,693	1,098
Smith & Nephew plc	84,565	1,082
ITV plc	330,489	1,010
British Land Co. plc	99,183	989
Johnson Matthey plc	19,491	938
Capita plc	59,146	935
Investec plc	132,999	931
Whitbread plc	16,772	922
Aberdeen Asset Management plc	128,270	910
GKN plc	148,826	877
Intertek Group plc	16,121	860
WM Morrison Supermarkets plc	189,885	857
J Sainsbury plc	133,561	845
Severn Trent plc	25,720	768
Smiths Group plc	33,062	761
* Cairn Energy plc	160,721	728
Aggreko plc	27,837	718
RSA Insurance Group plc	337,134	694
Meggitt plc	75,573	694
Bunzl plc	31,172	688
Travis Perkins plc	22,901	681
Melrose Industries plc	131,871	676
United Utilities Group plc	59,426	672
Babcock International Group plc	32,760	670
Resolution Ltd.	114,812	657
G4S plc	155,568	653
Randgold Resources Ltd.	8,740	648
Kier Group plc	21,604	626
Petrofac Ltd.	25,962	609
Fresnillo plc	38,380	600
Rexam plc	70,433	586
Howden Joinery Group plc	112,047	579
Mondi plc	31,077	555
Carnival plc	15,389	547
Taylor Wimpey plc	306,281	540
Persimmon plc	26,345	533
SIG plc	158,243	522
Tate & Lyle plc	40,881	519
3i Group plc	86,443	517
Invensys plc	64,163	515
Informa plc	57,460	515
* Sage Group plc	95,322	514
Hammerson plc	59,673	506
AMEC plc	26,720	504
Schroders plc (Voting Shares)	12,177	503
Croda International plc	12,655	495
Antofagasta plc	35,497	485
DS Smith plc	99,381	482
Inchcape plc	46,626	476
Ashtead Group plc	44,857	471
Inmarsat plc	40,485	467
Barratt Developments plc	85,075	456
William Hill plc	70,736	454
Greene King plc	33,392	442
Rotork plc	9,514	436
Serco Group plc	48,378	432
Hargreaves Lansdown plc	22,443	428
Bovis Homes Group plc	33,961	427
London Stock Exchange Group plc	16,179	425
easyJet plc	19,723	413
International Personal Finance plc	44,325	410

53

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
N Brown Group plc	48,664	409
* International Consolidated Airlines Group SA (London Shares)	73,371	408
Balfour Beatty plc	88,157	403
Cobham plc	86,501	399
St. James's Place plc	36,782	398
Capital & Counties Properties plc	71,380	397
Alent plc	71,245	396
Berkeley Group Holdings plc	10,441	391
Amlin plc	56,611	387
Direct Line Insurance Group plc	105,444	381
Rightmove plc	8,852	376
John Wood Group plc	28,848	376
Britvic plc	37,092	371
Close Brothers Group plc	18,314	371
Catlin Group Ltd.	44,607	366
Man Group plc	256,408	365
* Afren plc	141,140	357
Michael Page International plc	45,775	355
Hiscox Ltd.	33,149	352
Intermediate Capital Group plc	45,723	351
Segro plc	66,310	347
Intu Properties plc	62,623	345
Millennium & Copthorne Hotels plc	37,480	343
Spectris plc	9,119	338
Restaurant Group plc	36,332	335
IG Group Holdings plc	33,025	325
Pennon Group plc	29,487	322
* Ophir Energy plc	59,526	317
Great Portland Estates plc	34,447	316
TalkTalk Telecom Group plc	73,698	315
* Thomas Cook Group plc	136,325	314
ICAP plc	50,505	312
Hikma Pharmaceuticals plc	16,204	312
Spirax-Sarco Engineering plc	6,639	310
Henderson Group plc	89,882	309
Drax Group plc	29,956	306
UBM plc	27,705	303
TUI Travel plc	47,149	291
* Dixons Retail plc	366,768	287
Daily Mail & General Trust plc	21,770	284
BBA Aviation plc	52,368	284
* Ocado Group plc	40,622	283
Admiral Group plc	13,778	282
Provident Financial plc	10,986	278
Premier Oil plc	49,823	277
Regus plc	83,682	275
Halma plc	31,221	274
Grainger plc	86,141	269
Electrocomponents plc	55,859	267
Telecity Group plc	21,691	265
Berendsen plc	16,828	262
Hays plc	130,545	261
Ladbrokes plc	83,975	257
Rentokil Initial plc	151,492	253
Derwent London plc	6,246	251
Bellway plc	10,170	245
Booker Group plc	99,562	240
Ultra Electronics Holdings plc	7,724	240
Victrex plc	9,047	239
Jupiter Fund Management plc	37,389	239
* Mitchells & Butlers plc	36,759	236
WH Smith plc	16,168	233
Home Retail Group plc	72,708	232
Ashmore Group plc	34,595	224

54

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Debenhams plc	136,878	223
Elementis plc	52,300	217
National Express Group plc	51,147	214
Polyus Gold International Ltd.	68,789	213
Pace plc	42,726	209
WS Atkins plc	10,499	208
Beazley plc	55,859	205
Lancashire Holdings Ltd.	15,508	202
Oxford Instruments plc	9,640	201
Halfords Group plc	28,183	191
Domino's Pizza Group plc	20,321	191
Soco International plc	29,740	190
* Lonmin plc	36,369	188
* Enterprise Inns plc	77,242	188
Senior plc	38,907	186
* BTG plc	27,393	184
Firstgroup plc	99,547	184
Stagecoach Group plc	32,138	181
* Aveva Group plc	4,360	181
Genus plc	8,465	179
* Sports Direct International plc	15,683	176
QinetiQ Group plc	55,532	176
Carillion plc	35,427	173
Essentra plc	13,647	172
Phoenix Group Holdings	13,366	167
Keller Group plc	9,790	165
Cable & Wireless Communications plc	218,670	164
Hunting plc	11,420	163
Shaftesbury plc	16,494	157
Bodycote plc	14,712	155
esure Group plc	42,145	153
* Genel Energy plc	9,736	148
Vesuvius plc	18,956	147
Brewin Dolphin Holdings plc	32,202	147
Schroders plc	4,253	145
Premier Farnell plc	39,658	143
JD Wetherspoon plc	12,487	141
AZ Electronic Materials SA	29,913	137
PZ Cussons plc	21,737	137
Paragon Group of Cos. plc	25,031	136
Spirent Communications plc	76,600	136
Mitie Group plc	26,792	135
Galliford Try plc	7,245	133
* Countrywide plc	14,881	133
F&C Asset Management plc	81,419	132
Darty plc	98,754	130
Dechra Pharmaceuticals plc	11,624	129
Jardine Lloyd Thompson Group plc	8,003	128
APR Energy plc	6,895	128
* Micro Focus International plc	9,592	126
Marston's plc	51,234	125
Telecom Plus plc	5,033	124
Polymetal International plc	12,844	124
CSR plc	14,024	124
Interserve plc	12,304	121
Greencore Group plc	42,049	121
* Perform Group plc	13,220	118
* EnQuest plc	55,042	118
Carphone Warehouse Group plc	27,407	115
^ Kazakhmys plc	27,027	114
* Imagination Technologies Group plc	25,120	112
Betfair Group plc	6,895	111
Vedanta Resources plc	6,468	110
RPC Group plc	13,174	108

55

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Playtech plc	9,126	108
Morgan Advanced Materials plc	21,868	107
Fenner plc	16,563	106
Unite Group plc	16,236	103
* Mothercare plc	16,476	101
ST Modwen Properties plc	17,840	101
* Dignity plc	4,500	101
Domino Printing Sciences plc	9,012	100
UDG Healthcare plc	19,761	99
Kcom Group plc	57,194	92
F&C Commercial Property Trust Ltd.	48,866	92
Rathbone Brothers plc	3,503	92
* Premier Foods plc	37,732	91
Diploma plc	8,180	91
Laird plc	22,705	91
* SVG Capital plc	13,957	89
Computacenter plc	9,406	89
Fidessa Group plc	2,750	89
888 Holdings plc	33,538	85
Tullett Prebon plc	16,772	85
De La Rue plc	5,982	82
Dunelm Group plc	5,076	72
Bwin.Party Digital Entertainment plc	36,430	72
ITE Group plc	13,800	71
* Severfield-Rowen plc	69,430	71
Moneysupermarket.com Group plc	28,618	70
* Lamprell plc	26,586	70
Savills plc	6,704	70
* Heritage Oil plc	22,404	67
RPS Group plc	14,234	66
Xchanging plc	32,346	66
Sthree plc	11,213	64
Renishaw plc	2,462	64
Homeserve plc	16,928	64
* Colt Group SA	31,406	62
Cape plc	13,478	60
* Centamin plc	70,824	57
Chemring Group plc	16,079	56
Hochschild Mining plc	20,486	54
Spirit Pub Co. plc	46,178	54
* Kenmare Resources plc	152,754	50
* Evraz plc	25,691	49
* Salamander Energy plc	24,222	42
* Essar Energy plc	20,122	38
SDL plc	9,382	38
* Aquarius Platinum Ltd.	51,167	35
* JKX Oil & Gas plc	29,124	35
Synthomer plc	8,538	33
Cranswick plc	1,787	31
Petropavlovsk plc	15,054	19
* Bumi plc	5,875	18
* Eurasian Natural Resources Corp. plc	1,365	5
		332,579
United States (47.9%)
Apple Inc.	94,578	49,403
Exxon Mobil Corp.	454,349	40,719
* Google Inc. Class A	28,863	29,746
Microsoft Corp.	778,805	27,531
General Electric Co.	1,046,092	27,345
Johnson & Johnson	282,234	26,138
Chevron Corp.	201,208	24,137
Procter & Gamble Co.	296,848	23,970
Wells Fargo & Co.	544,481	23,244
Pfizer Inc.	687,859	21,103

56

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
JPMorgan Chase & Co.	394,146	20,314
International Business Machines Corp.	113,032	20,256
AT&T Inc.	545,905	19,762
Coca-Cola Co.	431,005	17,055
Bank of America Corp.	1,108,995	15,482
Citigroup Inc.	313,368	15,286
Philip Morris International Inc.	167,113	14,893
Verizon Communications Inc.	291,268	14,712
PepsiCo Inc.	164,284	13,815
* Amazon.com Inc.	37,765	13,748
Merck & Co. Inc.	298,664	13,467
Wal-Mart Stores Inc.	172,995	13,277
* Berkshire Hathaway Inc. Class B	111,699	12,854
Schlumberger Ltd.	136,213	12,766
Walt Disney Co.	185,113	12,697
QUALCOMM Inc.	181,763	12,627
Intel Corp.	511,776	12,503
Cisco Systems Inc.	544,760	12,257
Oracle Corp.	364,285	12,204
Home Depot Inc.	150,444	11,718
* Gilead Sciences Inc.	155,950	11,071
Visa Inc. Class A	56,145	11,042
United Technologies Corp.	94,918	10,085
Comcast Corp. Class A	211,003	10,040
McDonald's Corp.	100,462	9,697
Amgen Inc.	82,930	9,620
* Facebook Inc. Class A	188,476	9,473
* Berkshire Hathaway Inc. Class A	53	9,169
ConocoPhillips	124,114	9,098
3M Co.	72,102	9,074
Boeing Co.	69,068	9,013
Bristol-Myers Squibb Co.	171,277	8,995
American Express Co.	105,183	8,604
Occidental Petroleum Corp.	83,286	8,002
CVS Caremark Corp.	126,997	7,907
AbbVie Inc.	160,882	7,795
MasterCard Inc. Class A	10,779	7,730
American International Group Inc.	149,450	7,719
Altria Group Inc.	202,778	7,549
Union Pacific Corp.	49,563	7,504
United Parcel Service Inc. Class B	74,811	7,349
US Bancorp	192,280	7,184
UnitedHealth Group Inc.	104,699	7,147
Goldman Sachs Group Inc.	44,332	7,131
Colgate-Palmolive Co.	106,528	6,896
* Celgene Corp.	45,934	6,821
Honeywell International Inc.	78,030	6,768
Ford Motor Co.	392,850	6,722
Time Warner Inc.	96,477	6,632
* Biogen Idec Inc.	25,715	6,279
* eBay Inc.	118,060	6,223
Mondelez International Inc. Class A	179,494	6,038
EI du Pont de Nemours & Co.	96,722	5,919
Starbucks Corp.	72,882	5,907
Medtronic Inc.	101,468	5,824
Abbott Laboratories	158,456	5,792
* Express Scripts Holding Co.	91,123	5,697
Lowe's Cos. Inc.	113,239	5,637
Monsanto Co.	53,501	5,611
Walgreen Co.	94,478	5,597
Twenty-First Century Fox Inc. Class A	162,083	5,524
Costco Wholesale Corp.	46,286	5,462
* priceline.com Inc.	5,173	5,451
Caterpillar Inc.	64,324	5,362

57

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Duke Energy Corp.	71,695	5,143
Morgan Stanley	178,916	5,140
EMC Corp.	211,547	5,092
Eli Lilly & Co.	102,087	5,086
Anadarko Petroleum Corp.	53,080	5,058
Emerson Electric Co.	74,403	4,983
EOG Resources Inc.	27,273	4,865
Precision Castparts Corp.	19,143	4,852
Hewlett-Packard Co.	198,360	4,834
Accenture plc Class A	64,945	4,773
Simon Property Group Inc.	30,821	4,763
Dow Chemical Co.	119,746	4,726
Halliburton Co.	89,081	4,724
Kimberly-Clark Corp.	42,924	4,636
Viacom Inc. Class B	54,465	4,536
Danaher Corp.	61,960	4,467
Target Corp.	68,397	4,431
Texas Instruments Inc.	104,523	4,398
TJX Cos. Inc.	72,082	4,382
* DIRECTV	69,763	4,359
Automatic Data Processing Inc.	57,986	4,347
NIKE Inc. Class B	57,346	4,345
Lockheed Martin Corp.	32,362	4,315
MetLife Inc.	88,955	4,208
Baxter International Inc.	62,634	4,126
Apache Corp.	46,210	4,103
Phillips 66	62,610	4,034
CBS Corp. Class B	67,943	4,018
Thermo Fisher Scientific Inc.	41,061	4,015
Freeport-McMoRan Copper & Gold Inc.	108,371	3,984
PNC Financial Services Group Inc.	52,034	3,826
FedEx Corp.	29,124	3,815
BlackRock Inc.	12,568	3,781
Praxair Inc.	30,125	3,757
Prudential Financial Inc.	46,151	3,756
Capital One Financial Corp.	52,301	3,591
Bank of New York Mellon Corp.	112,624	3,581
Time Warner Cable Inc.	29,522	3,547
Northrop Grumman Corp.	32,714	3,517
McKesson Corp.	22,430	3,507
General Dynamics Corp.	40,162	3,479
Eaton Corp. plc	49,235	3,474
Deere & Co.	42,319	3,463
Dominion Resources Inc.	54,311	3,462
Raytheon Co.	41,323	3,404
* Salesforce.com Inc.	63,328	3,379
National Oilwell Varco Inc.	41,390	3,360
NextEra Energy Inc.	39,392	3,338
Allergan Inc.	36,781	3,333
* General Motors Co.	90,071	3,328
Southern Co.	81,093	3,318
Illinois Tool Works Inc.	41,267	3,251
LyondellBasell Industries NV Class A	43,540	3,248
General Mills Inc.	63,676	3,211
Kraft Foods Group Inc.	58,973	3,207
American Tower Corporation	40,162	3,187
Travelers Cos. Inc.	36,769	3,173
Spectra Energy Corp.	88,367	3,143
Johnson Controls Inc.	67,225	3,102
Norfolk Southern Corp.	36,055	3,101
Yum! Brands Inc.	45,824	3,099
State Street Corp.	44,051	3,087
Cigna Corp.	39,832	3,066

58

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Cognizant Technology Solutions Corp. Class A	35,256	3,065
ACE Ltd.	31,768	3,032
* Yahoo! Inc.	89,656	2,952
Pioneer Natural Resources Co.	14,151	2,898
St. Jude Medical Inc.	50,262	2,885
Covidien plc	44,349	2,843
Ecolab Inc.	26,718	2,832
Comcast Corp.	60,226	2,788
Aflac Inc.	42,646	2,771
Williams Cos. Inc.	76,885	2,746
Las Vegas Sands Corp.	39,054	2,742
VF Corp.	12,647	2,719
CSX Corp.	104,251	2,717
* Adobe Systems Inc.	49,893	2,704
* Actavis plc	17,391	2,688
Wynn Resorts Ltd.	16,021	2,663
Discover Financial Services	50,697	2,630
* Crown Castle International Corp.	34,288	2,607
WellPoint Inc.	30,505	2,587
Archer-Daniels-Midland Co.	62,272	2,547
PACCAR Inc.	45,519	2,531
Charles Schwab Corp.	111,686	2,530
* Forest Laboratories Inc.	53,726	2,527
Baker Hughes Inc.	43,255	2,513
Corning Inc.	146,264	2,500
BorgWarner Inc.	24,219	2,498
Noble Energy Inc.	33,073	2,478
Ingersoll-Rand plc	36,142	2,441
Cummins Inc.	19,153	2,433
Devon Energy Corp.	38,280	2,420
Marathon Oil Corp.	68,548	2,417
* AutoZone Inc.	5,549	2,412
SanDisk Corp.	34,415	2,392
* Alexion Pharmaceuticals Inc.	19,445	2,391
PPG Industries Inc.	13,023	2,378
Allstate Corp.	44,310	2,351
CME Group Inc.	31,409	2,331
Twenty-First Century Fox Inc.	68,499	2,329
Hess Corp.	28,451	2,310
Aon plc	29,157	2,306
Exelon Corp.	80,701	2,303
BB&T Corp.	66,869	2,272
Marsh & McLennan Cos. Inc.	49,494	2,267
Marathon Petroleum Corp.	31,608	2,265
* LinkedIn Corp. Class A	10,080	2,255
Kinder Morgan Inc.	63,645	2,247
* Regeneron Pharmaceuticals Inc.	7,700	2,215
Applied Materials Inc.	123,882	2,211
Loews Corp.	45,687	2,207
Chubb Corp.	23,931	2,204
Valero Energy Corp.	53,211	2,191
* CarMax Inc.	46,454	2,183
Public Storage	13,062	2,181
Aetna Inc.	34,722	2,177
Air Products & Chemicals Inc.	19,829	2,162
NiSource Inc.	68,416	2,156
Seagate Technology plc	44,183	2,151
Western Digital Corp.	30,746	2,141
Whole Foods Market Inc.	33,528	2,117
NetApp Inc.	54,529	2,116
Alliant Techsystems Inc.	19,324	2,104
Macy's Inc.	45,438	2,095
Franklin Resources Inc.	38,796	2,090
Agilent Technologies Inc.	40,845	2,073

59

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Rockwell Automation Inc.	18,770	2,072
Sempra Energy	22,464	2,047
TE Connectivity Ltd.	39,720	2,045
International Paper Co.	45,690	2,038
American Electric Power Co. Inc.	43,136	2,020
* Concho Resources Inc.	18,023	1,994
Stryker Corp.	26,858	1,984
* Intuitive Surgical Inc.	5,333	1,981
Hartford Financial Services Group Inc.	58,732	1,979
Principal Financial Group Inc.	41,225	1,957
Intuit Inc.	27,380	1,955
CenturyLink Inc.	57,518	1,948
* Micron Technology Inc.	110,022	1,945
T. Rowe Price Group Inc.	25,008	1,936
Beam Inc.	28,650	1,928
Cooper Cos. Inc.	14,795	1,912
CF Industries Holdings Inc.	8,803	1,898
Lincoln National Corp.	41,732	1,895
Chesapeake Energy Corp.	67,164	1,878
Ameriprise Financial Inc.	18,557	1,866
Becton Dickinson and Co.	17,723	1,863
Kroger Co.	43,346	1,857
* LKQ Corp.	56,000	1,850
CenterPoint Energy Inc.	74,771	1,839
Autoliv Inc.	20,598	1,838
Kohl's Corp.	32,312	1,835
Waste Management Inc.	42,116	1,834
Western Union Co.	107,641	1,832
* Citrix Systems Inc.	32,242	1,831
Cardinal Health Inc.	30,865	1,811
* Netflix Inc.	5,607	1,808
* Vertex Pharmaceuticals Inc.	25,218	1,799
AES Corp.	126,971	1,789
Lorillard Inc.	35,042	1,787
* Jacobs Engineering Group Inc.	29,359	1,786
Southwest Airlines Co.	103,615	1,784
Coach Inc.	35,110	1,779
PerkinElmer Inc.	46,762	1,779
Sysco Corp.	54,529	1,763
Noble Corp.	46,560	1,755
McGraw Hill Financial Inc.	25,127	1,751
Fifth Third Bancorp	91,614	1,743
Equity Residential	33,236	1,740
L Brands Inc.	27,754	1,738
Cabot Oil & Gas Corp.	48,782	1,723
Ventas Inc.	26,395	1,722
PG&E Corp.	41,057	1,718
Prologis Inc.	42,953	1,716
SLM Corp.	67,359	1,709
SunTrust Banks Inc.	50,726	1,706
* Cerner Corp.	30,406	1,704
HCP Inc.	40,627	1,686
* Illumina Inc.	17,941	1,678
Stanley Black & Decker Inc.	21,142	1,672
PPL Corp.	54,427	1,667
Weyerhaeuser Co.	54,795	1,666
* FMC Technologies Inc.	32,787	1,657
* Liberty Media Corp. Class A	10,787	1,649
Mead Johnson Nutrition Co.	20,192	1,649
Legg Mason Inc.	42,803	1,647
* Dollar General Corp.	28,481	1,646
Vectren Corp.	46,800	1,634
KeyCorp	129,077	1,617
AO Smith Corp.	31,200	1,611

60

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Symantec Corp.	70,805	1,610
Delphi Automotive plc	27,879	1,595
Tyco International Ltd.	43,630	1,595
* Chipotle Mexican Grill Inc. Class A	3,019	1,591
Health Care REIT Inc.	24,320	1,577
Safeway Inc.	45,088	1,574
Zoetis Inc.	49,308	1,561
New York Community Bancorp Inc.	95,054	1,541
Ross Stores Inc.	19,910	1,540
* Bed Bath & Beyond Inc.	19,900	1,539
Parker Hannifin Corp.	13,111	1,530
Xcel Energy Inc.	52,717	1,521
Hershey Co.	15,264	1,515
Best Buy Co. Inc.	35,372	1,514
AvalonBay Communities Inc.	12,065	1,509
Omnicom Group Inc.	22,046	1,502
Dover Corp.	16,346	1,500
* Boston Scientific Corp.	127,872	1,495
Harley-Davidson Inc.	23,308	1,493
* Juniper Networks Inc.	79,974	1,491
Kellogg Co.	23,512	1,487
* Liberty Global plc Class A	18,949	1,485
Sherwin-Williams Co.	7,875	1,480
Boston Properties Inc.	14,301	1,480
Moody's Corp.	20,803	1,470
* Tesla Motors Inc.	9,107	1,457
MDU Resources Group Inc.	48,776	1,453
TECO Energy Inc.	84,149	1,445
Nucor Corp.	27,785	1,438
Tiffany & Co.	18,161	1,438
FirstEnergy Corp.	37,961	1,438
Public Service Enterprise Group Inc.	42,890	1,437
Fastenal Co.	28,780	1,433
Brown & Brown Inc.	44,840	1,432
Consolidated Edison Inc.	24,502	1,426
Motorola Solutions Inc.	22,810	1,426
WW Grainger Inc.	5,292	1,423
Fidelity National Financial Inc. Class A	50,500	1,422
Broadcom Corp. Class A	53,005	1,416
Washington Post Co. Class B	2,181	1,403
* Liberty Global plc	18,725	1,402
* Weatherford International Ltd.	85,103	1,399
Mosaic Co.	30,494	1,398
* Gartner Inc.	23,700	1,397
Reynolds American Inc.	27,157	1,395
* Autodesk Inc.	34,779	1,388
Carnival Corp.	39,340	1,363
* IntercontinentalExchange Inc.	7,056	1,360
Estee Lauder Cos. Inc. Class A	19,100	1,355
Nordstrom Inc.	22,400	1,355
Comerica Inc.	31,241	1,353
Edison International	27,477	1,347
Newmont Mining Corp.	49,234	1,342
Mattel Inc.	30,104	1,336
Hanesbrands Inc.	19,500	1,328
* Cameron International Corp.	24,189	1,327
* Check Point Software Technologies Ltd.	22,869	1,327
* Michael Kors Holdings Ltd.	17,100	1,316
* Mylan Inc.	34,639	1,312
Vornado Realty Trust	14,698	1,309
Humana Inc.	14,194	1,308
MGE Energy Inc.	23,150	1,304
Host Hotels & Resorts Inc.	70,192	1,302
* Liberty Interactive Corp. Class A	47,866	1,290

61

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Robert Half International Inc.	33,385	1,286
Xerox Corp.	129,182	1,284
Zimmer Holdings Inc.	14,632	1,280
Starwood Hotels & Resorts Worldwide Inc.	17,340	1,277
* O'Reilly Automotive Inc.	10,301	1,275
Analog Devices Inc.	25,821	1,273
* Southwestern Energy Co.	34,152	1,271
AmerisourceBergen Corp. Class A	19,412	1,268
Invesco Ltd.	37,448	1,264
Pentair Ltd.	18,794	1,261
American Equity Investment Life Holding Co.	60,000	1,250
* Armstrong World Industries Inc.	23,320	1,246
* Green Mountain Coffee Roasters Inc.	19,820	1,245
Patterson Cos. Inc.	29,251	1,243
Northeast Utilities	28,582	1,226
Amphenol Corp. Class A	15,267	1,226
Progressive Corp.	46,917	1,218
Regions Financial Corp.	126,466	1,218
Fidelity National Information Services Inc.	24,878	1,213
ConAgra Foods Inc.	37,856	1,204
Staples Inc.	74,401	1,199
EQT Corp.	13,955	1,195
Scotts Miracle-Gro Co. Class A	20,200	1,186
Service Corp. International	65,800	1,185
Tesoro Corp.	24,200	1,183
* Electronic Arts Inc.	45,064	1,183
* Fiserv Inc.	11,256	1,179
Leggett & Platt Inc.	39,457	1,173
* CoreLogic Inc.	35,245	1,173
HCA Holdings Inc.	24,871	1,172
* Concur Technologies Inc.	11,200	1,172
* Oshkosh Corp.	24,600	1,171
Ensco plc Class A	20,284	1,169
Celanese Corp. Class A	20,841	1,167
Paychex Inc.	27,620	1,167
Eaton Vance Corp.	27,800	1,162
Leucadia National Corp.	40,923	1,160
Marriott International Inc. Class A	25,638	1,156
Northern Trust Corp.	20,321	1,146
Range Resources Corp.	15,122	1,145
Fluor Corp.	15,405	1,143
* Discovery Communications Inc. Class A	12,841	1,142
Kansas City Southern	9,385	1,140
* Life Technologies Corp.	15,141	1,140
Eastman Chemical Co.	14,352	1,131
Perrigo Co.	8,168	1,126
* Edwards Lifesciences Corp.	17,250	1,125
DISH Network Corp. Class A	23,210	1,119
Brink's Co.	35,300	1,108
* Hilltop Holdings Inc.	63,600	1,103
Sirius XM Radio Inc.	291,440	1,099
Hudson City Bancorp Inc.	122,291	1,098
Roper Industries Inc.	8,629	1,094
ONEOK Inc.	19,306	1,091
Acadia Realty Trust	40,700	1,085
AMETEK Inc.	22,693	1,085
Gap Inc.	29,109	1,077
Bunge Ltd.	13,056	1,072
M&T Bank Corp.	9,500	1,069
* Dollar Tree Inc.	18,268	1,067
Vulcan Materials Co.	19,760	1,058
Activision Blizzard Inc.	63,587	1,058
Cintas Corp.	19,622	1,055
* NXP Semiconductor NV	25,000	1,053

62

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Avago Technologies Ltd. Class A	23,129	1,051
Xilinx Inc.	23,097	1,049
* TripAdvisor Inc.	12,568	1,039
* Alliance Data Systems Corp.	4,378	1,038
EastGroup Properties Inc.	16,300	1,038
* DaVita HealthCare Partners Inc.	18,386	1,033
Tompkins Financial Corp.	20,900	1,031
Whirlpool Corp.	7,059	1,031
HollyFrontier Corp.	22,300	1,027
Darden Restaurants Inc.	19,841	1,022
Altera Corp.	30,223	1,015
Genuine Parts Co.	12,834	1,012
DTE Energy Co.	14,512	1,003
Murphy Oil Corp.	16,523	997
NVIDIA Corp.	65,648	997
* JetBlue Airways Corp.	140,200	994
Expedia Inc.	16,868	993
KLA-Tencor Corp.	15,092	990
Delta Air Lines Inc.	37,465	988
Clorox Co.	10,947	987
* F5 Networks Inc.	12,012	979
JM Smucker Co.	8,781	977
New York Times Co. Class A	70,500	975
Entergy Corp.	15,061	975
Annaly Capital Management Inc.	82,350	971
Coca-Cola Enterprises Inc.	23,240	970
Empire District Electric Co.	43,100	969
General Growth Properties Inc.	45,643	969
Joy Global Inc.	17,035	967
Sun Communities Inc.	21,600	963
FMC Corp.	12,978	944
* CommVault Systems Inc.	11,900	929
CA Inc.	29,050	923
* SBA Communications Corp. Class A	10,534	921
* Verisk Analytics Inc. Class A	13,400	918
* Cheniere Energy Inc.	22,777	907
BOK Financial Corp.	14,700	900
Brown-Forman Corp. Class B	12,264	895
* VMware Inc. Class A	11,004	894
CONSOL Energy Inc.	24,421	891
Westamerica Bancorporation	17,300	891
Flowserve Corp.	12,666	880
Republic Services Inc. Class A	26,278	880
Sigma-Aldrich Corp.	10,157	878
* Henry Schein Inc.	7,791	876
Towers Watson & Co. Class A	7,600	873
* CIT Group Inc.	18,100	872
* TRW Automotive Holdings Corp.	11,593	871
Alcoa Inc.	93,518	867
Universal Health Services Inc. Class B	10,728	864
L-3 Communications Holdings Inc.	8,595	863
* Cobalt International Energy Inc.	36,992	859
PVH Corp.	6,888	858
* Trimble Navigation Ltd.	30,000	857
Ralph Lauren Corp. Class A	5,159	855
^ NYSE Euronext	19,302	850
Linear Technology Corp.	20,651	850
CR Bard Inc.	6,229	849
* Brocade Communications Systems Inc.	104,600	839
Helmerich & Payne Inc.	10,800	838
Valley National Bancorp	85,884	837
Cimarex Energy Co.	7,941	837
Oceaneering International Inc.	9,700	833
* Stericycle Inc.	7,131	829

63

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Navigators Group Inc.	14,700	827
Core Laboratories NV	4,400	824
Wisconsin Energy Corp.	19,557	824
* Teledyne Technologies Inc.	9,252	822
* Charter Communications Inc. Class A	6,114	821
Avon Products Inc.	46,625	816
* Hertz Global Holdings Inc.	35,421	813
Dr Pepper Snapple Group Inc.	17,173	813
Kilroy Realty Corp.	15,200	808
* TIBCO Software Inc.	32,900	808
* Constellation Brands Inc. Class A	12,347	806
* Affiliated Managers Group Inc.	4,083	806
ADT Corp.	18,471	801
Quest Diagnostics Inc.	13,174	789
NRG Energy Inc.	27,632	788
Ramco-Gershenson Properties Trust	48,000	780
CBL & Associates Properties Inc.	39,300	779
TCF Financial Corp.	51,244	778
XL Group plc Class A	25,351	775
* BioMarin Pharmaceutical Inc.	12,243	769
Saul Centers Inc.	16,300	766
Nielsen Holdings NV	19,307	761
Polaris Industries Inc.	5,800	759
* Mohawk Industries Inc.	5,725	758
Expeditors International of Washington Inc.	16,695	756
CH Robinson Worldwide Inc.	12,636	755
Textron Inc.	26,170	753
* Monster Beverage Corp.	13,100	750
Newell Rubbermaid Inc.	25,302	750
Extra Space Storage Inc.	16,300	750
* Whiting Petroleum Corp.	11,200	749
Ameren Corp.	20,667	748
* Ulta Salon Cosmetics & Fragrance Inc.	5,800	747
* Laboratory Corp. of America Holdings	7,351	742
Rockwell Collins Inc.	10,558	737
Kimco Realty Corp.	34,226	735
LTC Properties Inc.	18,600	734
* CareFusion Corp.	18,858	731
* Red Hat Inc.	16,886	731
Tyson Foods Inc. Class A	26,298	728
Unum Group	22,903	727
American Capital Agency Corp.	33,194	721
Hillshire Brands Co.	21,873	718
Fortune Brands Home & Security Inc.	16,650	717
SL Green Realty Corp.	7,559	715
* Waters Corp.	7,025	709
* IHS Inc. Class A	6,500	709
* Lumber Liquidators Holdings Inc.	6,200	708
* Louisiana-Pacific Corp.	41,600	708
* Akamai Technologies Inc.	15,802	707
Rock Tenn Co. Class A	6,600	706
* Lululemon Athletica Inc.	10,200	704
Advance Auto Parts Inc.	7,100	704
Everest Re Group Ltd.	4,546	699
* Informatica Corp.	18,100	699
Huntington Bancshares Inc.	79,381	699
* Lam Research Corp.	12,811	695
ResMed Inc.	13,400	693
* Pharmacyclics Inc.	5,800	688
* Discovery Communications Inc.	8,303	687
* Teradata Corp.	15,536	685
* Equinix Inc.	4,227	683
Macerich Co.	11,521	682
* VeriSign Inc.	12,566	682

64

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Under Armour Inc. Class A	8,400	682
	American Water Works Co. Inc.	15,856	680
	Maxim Integrated Products Inc.	22,836	678
	Church & Dwight Co. Inc.	10,400	678
	Wyndham Worldwide Corp.	10,198	677
	Herbalife Ltd.	10,400	674
	Abercrombie & Fitch Co.	17,872	670
*	Genworth Financial Inc. Class A	46,074	669
	West Pharmaceutical Services Inc.	13,800	667
*	Arch Capital Group Ltd.	11,510	667
*	B/E Aerospace Inc.	8,200	665
	Pall Corp.	8,260	665
	Xylem Inc.	19,235	664
*	Apollo Group Inc. Class A	24,775	661
*	FleetCor Technologies Inc.	5,721	660
*	United Continental Holdings Inc.	19,400	659
*	Yandex NV Class A	17,862	658
*	Cree Inc.	10,815	657
	Universal Health Realty Income Trust	14,800	650
	Glimcher Realty Trust	63,400	650
	Plum Creek Timber Co. Inc.	14,283	648
	Washington REIT	24,600	645
	Corporate Office Properties Trust	26,200	645
*	ANSYS Inc.	7,355	643
	Microchip Technology Inc.	14,930	641
*	Jarden Corp.	11,550	639
*	News Corp. Class A	35,970	633
	Post Properties Inc.	13,800	631
*	Varian Medical Systems Inc.	8,690	631
*,^	Polycom Inc.	60,600	630
	Molson Coors Brewing Co. Class B	11,654	629
	JB Hunt Transport Services Inc.	8,381	629
	Realty Income Corp.	15,075	628
*	Alleghany Corp.	1,547	627
	Medical Properties Trust Inc.	48,000	626
	McCormick & Co. Inc.	9,042	625
	Lear Corp.	8,071	625
	CMS Energy Corp.	22,348	614
*	Ocwen Financial Corp.	10,900	613
*	Hospira Inc.	15,065	610
*	Fossil Group Inc.	4,800	609
	Chicago Bridge & Iron Co. NV	8,210	608
*	Markel Corp.	1,145	606
	East West Bancorp Inc.	18,000	606
	International Flavors & Fragrances Inc.	7,309	604
	Tractor Supply Co.	8,400	599
	Campbell Soup Co.	14,063	599
	Cincinnati Financial Corp.	11,971	599
	GameStop Corp. Class A	10,916	598
	Redwood Trust Inc.	34,000	596
*	Calpine Corp.	29,484	595
	H&R Block Inc.	20,875	594
	Masco Corp.	27,987	591
*	3D Systems Corp.	9,500	591
	Equifax Inc.	9,097	588
	PetSmart Inc.	8,078	588
	Interpublic Group of Cos. Inc.	34,907	586
*	MGIC Investment Corp.	71,100	579
*	Owens Corning	16,100	578
	Gannett Co. Inc.	20,877	578
	Digital Realty Trust Inc.	12,111	577
	Computer Sciences Corp.	11,690	576
	Willis Group Holdings plc	12,761	575
*	Graphic Packaging Holding Co.	68,088	572

65

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Standard Pacific Corp.	71,844	570
Cliffs Natural Resources Inc.	22,173	569
* Endo Health Solutions Inc.	13,000	568
* SINA Corp.	6,800	568
Torchmark Corp.	7,750	565
Federal Realty Investment Trust	5,450	565
* Realogy Holdings Corp.	13,690	563
* Sprint Corp.	83,421	561
UDR Inc.	22,487	558
First Republic Bank	10,897	556
* Isis Pharmaceuticals Inc.	16,700	556
Rayonier Inc.	11,800	555
* Oil States International Inc.	5,100	554
* Tempur Sealy International Inc.	14,442	554
Snap-on Inc.	5,300	552
* Mettler-Toledo International Inc.	2,224	550
* eHealth Inc.	12,900	550
Investors Real Estate Trust	63,700	549
Ashland Inc.	5,929	549
Hubbell Inc. Class B	5,100	548
GNC Holdings Inc. Class A	9,300	547
Arthur J Gallagher & Co.	11,501	546
* Toll Brothers Inc.	16,472	542
Zions Bancorporation	19,082	541
Mack-Cali Realty Corp.	26,300	541
TD Ameritrade Holding Corp.	19,831	541
Pinnacle West Capital Corp.	9,640	540
TransDigm Group Inc.	3,700	538
* Denbury Resources Inc.	28,326	538
Apartment Investment & Management Co. Class A	19,200	537
Goodyear Tire & Rubber Co.	25,600	537
Family Dollar Stores Inc.	7,743	533
Energen Corp.	6,800	533
Liberty Property Trust	14,298	532
* E*TRADE Financial Corp.	31,400	531
Amdocs Ltd.	13,738	528
Valspar Corp.	7,542	528
Peabody Energy Corp.	26,872	523
* Stratasys Ltd.	4,600	521
NV Energy Inc.	21,800	518
Ball Corp.	10,560	516
* Howard Hughes Corp.	4,400	515
* WR Grace & Co.	5,600	513
* Starz	16,987	512
Harris Corp.	8,238	510
Minerals Technologies Inc.	9,000	510
OGE Energy Corp.	13,800	509
* NCR Corp.	13,914	509
Marvell Technology Group Ltd.	42,379	509
Copa Holdings SA Class A	3,400	508
Omnicare Inc.	9,208	508
DR Horton Inc.	26,690	506
* Laredo Petroleum Holdings Inc.	15,900	505
Packaging Corp. of America	8,100	504
Brookline Bancorp Inc.	56,844	504
Manpowergroup Inc.	6,454	504
* CBRE Group Inc. Class A	21,698	504
Nu Skin Enterprises Inc. Class A	4,300	503
* Riverbed Technology Inc.	33,800	501
* MGM Resorts International	26,302	501
Lennar Corp. Class A	14,043	499
Teleflex Inc.	5,400	498
Safety Insurance Group Inc.	9,092	497
Garmin Ltd.	10,636	497

66

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Timken Co.	9,400	496
Essex Property Trust Inc.	3,071	494
PartnerRe Ltd.	4,924	493
QEP Resources Inc.	14,899	493
* Rite Aid Corp.	92,400	492
ProAssurance Corp.	10,860	492
* Rackspace Hosting Inc.	9,600	492
Scripps Networks Interactive Inc. Class A	6,065	488
PulteGroup Inc.	27,596	487
Toro Co.	8,200	483
Inland Real Estate Corp.	45,075	482
* Oasis Petroleum Inc.	9,000	479
* Superior Energy Services Inc.	17,835	478
* Crown Holdings Inc.	10,941	477
AGL Resources Inc.	9,900	474
MeadWestvaco Corp.	13,513	471
Axis Capital Holdings Ltd.	9,862	468
* athenahealth Inc.	3,500	467
* Synopsys Inc.	12,819	467
* Arrow Electronics Inc.	9,682	465
DENTSPLY International Inc.	9,855	464
* Portfolio Recovery Associates Inc.	7,800	464
Geo Group Inc.	13,132	463
SCANA Corp.	9,927	463
Harman International Industries Inc.	5,712	463
BGC Partners Inc. Class A	86,600	461
* Incyte Corp. Ltd.	11,800	460
* tw telecom inc Class A	14,600	460
* Tenet Healthcare Corp.	9,750	460
Camden Property Trust	7,148	459
* Hologic Inc.	20,400	457
* WPX Energy Inc.	20,599	456
Hasbro Inc.	8,829	456
Signet Jewelers Ltd.	6,100	455
Windstream Holdings Inc.	53,196	455
Iron Mountain Inc.	17,092	454
* NVR Inc.	491	450
* Sensata Technologies Holding NV	11,950	450
Gentex Corp.	15,239	449
* Workday Inc. Class A	5,965	447
Albemarle Corp.	6,700	443
Sensient Technologies Corp.	8,500	443
* Level 3 Communications Inc.	14,500	443
International Game Technology	23,505	442
United States Steel Corp.	17,631	439
Capstead Mortgage Corp.	37,000	438
IDEX Corp.	6,300	436
* Continental Resources Inc.	3,806	433
* Seattle Genetics Inc.	11,200	433
Cullen/Frost Bankers Inc.	6,100	432
* IDEXX Laboratories Inc.	4,000	431
Jack Henry & Associates Inc.	7,900	431
FLIR Systems Inc.	15,100	430
Questcor Pharmaceuticals Inc.	7,000	430
Airgas Inc.	3,937	429
Hormel Foods Corp.	9,875	429
Sealed Air Corp.	14,189	428
Energizer Holdings Inc.	4,360	428
Nabors Industries Ltd.	24,411	427
* Jazz Pharmaceuticals plc	4,700	426
* United Rentals Inc.	6,600	426
* Kodiak Oil & Gas Corp.	32,800	425
* Skyworks Solutions Inc.	16,500	425
Royal Caribbean Cruises Ltd.	10,107	425

67

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Avnet Inc.	10,643	423
* MSCI Inc. Class A	10,300	420
Allegheny Technologies Inc.	12,643	418
Regal-Beloit Corp.	5,700	418
SM Energy Co.	4,700	416
* Neogen Corp.	9,000	416
Raymond James Financial Inc.	9,100	415
Ingredion Inc.	6,300	414
* Newfield Exploration Co.	13,601	414
* SVB Financial Group	4,300	412
* T-Mobile US Inc.	14,852	412
Patterson-UTI Energy Inc.	16,959	411
* CoStar Group Inc.	2,300	407
Alliant Energy Corp.	7,777	406
* Quanta Services Inc.	13,400	405
Invesco Mortgage Capital Inc.	26,200	405
* Flextronics International Ltd.	51,225	404
* Euronet Worldwide Inc.	9,300	404
SY Bancorp Inc.	13,400	402
* AMC Networks Inc. Class A	5,734	402
CNO Financial Group Inc.	25,600	399
Waste Connections Inc.	9,300	397
Community Trust Bancorp Inc.	9,300	396
Kindred Healthcare Inc.	28,400	394
* DexCom Inc.	13,700	394
Duke Realty Corp.	23,652	392
Regency Centers Corp.	7,586	392
Senior Housing Properties Trust	15,859	391
Community Health Systems Inc.	8,926	389
* Medivation Inc.	6,500	389
* Splunk Inc.	6,200	389
Donaldson Co. Inc.	9,800	388
* Alkermes plc	11,000	387
IDACORP Inc.	7,500	387
KBR Inc.	11,200	387
Foot Locker Inc.	11,133	386
* Owens-Illinois Inc.	12,150	386
* Ultimate Software Group Inc.	2,500	386
* WABCO Holdings Inc.	4,500	386
Reinsurance Group of America Inc. Class A	5,400	384
Belden Inc.	5,700	383
* WEX Inc.	4,100	383
Reliance Steel & Aluminum Co.	5,200	381
Black Hills Corp.	7,500	380
National Fuel Gas Co.	5,300	379
LSI Corp.	44,666	379
Bristow Group Inc.	4,700	378
WD-40 Co.	5,200	377
Waddell & Reed Financial Inc. Class A	6,100	377
Molex Inc. Class A	9,761	376
Hospitality Properties Trust	12,768	375
AGCO Corp.	6,400	374
Dun & Bradstreet Corp.	3,430	373
Spirit Realty Capital Inc.	35,599	372
Acuity Brands Inc.	3,700	372
* Urban Outfitters Inc.	9,817	372
Corrections Corp. of America	10,007	370
Pepco Holdings Inc.	19,195	370
Royal Gold Inc.	7,700	370
Integrys Energy Group Inc.	6,300	370
* JDS Uniphase Corp.	28,200	369
Hanover Insurance Group Inc.	6,300	369
Alaska Air Group Inc.	5,200	367
Westar Energy Inc. Class A	11,600	367

68

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Hyatt Hotels Corp. Class A	7,700	367
Southern Copper Corp.	13,069	365
* Dresser-Rand Group Inc.	6,000	365
* Hexcel Corp.	8,600	364
HB Fuller Co.	7,600	364
Starwood Property Trust Inc.	14,105	362
NorthWestern Corp.	7,900	362
PolyOne Corp.	11,900	361
Eagle Materials Inc.	4,800	360
Avery Dennison Corp.	7,630	360
* United Natural Foods Inc.	5,000	357
Global Payments Inc.	6,000	357
* Signature Bank	3,500	356
Taubman Centers Inc.	5,413	356
Questar Corp.	15,025	355
* NetSuite Inc.	3,519	355
Mid-America Apartment Communities Inc.	5,344	355
Frontier Communications Corp.	80,302	354
Alexandria Real Estate Equities Inc.	5,371	353
Weis Markets Inc.	6,900	353
Portland General Electric Co.	12,300	353
URS Corp.	6,500	352
RPM International Inc.	9,100	352
UNS Energy Corp.	7,100	351
People's United Financial Inc.	24,024	347
SPX Corp.	3,799	345
Worthington Industries Inc.	8,500	345
Dunkin' Brands Group Inc.	7,218	344
ALLETE Inc.	6,800	344
Brunswick Corp.	7,600	343
* Iconix Brand Group Inc.	9,500	343
IAC/InterActiveCorp	6,419	343
* VeriFone Systems Inc.	15,100	342
Flowers Foods Inc.	13,500	342
RR Donnelley & Sons Co.	18,413	342
Cracker Barrel Old Country Store Inc.	3,100	341
* Dril-Quip Inc.	2,900	341
* First Solar Inc.	6,770	340
* Teradyne Inc.	19,400	339
* Visteon Corp.	4,400	339
* MEDNAX Inc.	3,100	338
* Jack in the Box Inc.	8,300	338
* Salix Pharmaceuticals Ltd.	4,700	337
* Pandora Media Inc.	13,400	337
NASDAQ OMX Group Inc.	9,500	337
Pitney Bowes Inc.	15,747	336
Allied World Assurance Co. Holdings AG	3,100	336
* Rowan Cos. plc Class A	9,288	335
* Covance Inc.	3,700	330
* Genesee & Wyoming Inc. Class A	3,300	329
* Gulfport Energy Corp.	5,600	329
* Cubist Pharmaceuticals Inc.	5,300	329
* Texas Industries Inc.	6,100	328
* United Therapeutics Corp.	3,700	328
* Kirby Corp.	3,700	327
* AECOM Technology Corp.	10,300	327
* Cadence Design Systems Inc.	25,165	326
Wabtec Corp.	5,000	326
CARBO Ceramics Inc.	2,600	326
Teekay Corp.	7,500	326
Lincoln Electric Holdings Inc.	4,700	325
HCC Insurance Holdings Inc.	7,100	324
American National Insurance Co.	3,200	323
STERIS Corp.	7,100	321

69

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	SandRidge Energy Inc.	50,600	321
	Generac Holdings Inc.	6,500	321
	National Retail Properties Inc.	9,305	320
	MAXIMUS Inc.	6,600	320
	Arrow Financial Corp.	12,386	320
	Great Plains Energy Inc.	13,600	319
*	Middleby Corp.	1,400	319
*	Sally Beauty Holdings Inc.	12,100	318
	Cato Corp. Class A	10,600	318
	DST Systems Inc.	3,747	318
	Montpelier Re Holdings Ltd.	11,500	318
	Lazard Ltd. Class A	8,200	317
	Huntington Ingalls Industries Inc.	4,429	317
	Washington Federal Inc.	13,900	317
*	Panera Bread Co. Class A	2,000	316
	FirstMerit Corp.	14,058	316
	Cleco Corp.	6,800	315
	WR Berkley Corp.	7,176	315
	American Financial Group Inc.	5,600	315
*	Health Management Associates Inc. Class A	24,500	314
	Bob Evans Farms Inc.	5,500	314
	MarketAxess Holdings Inc.	4,800	313
	BioMed Realty Trust Inc.	15,697	313
	Aspen Insurance Holdings Ltd.	8,000	312
*	Allscripts Healthcare Solutions Inc.	22,400	310
	Graco Inc.	4,000	309
	Six Flags Entertainment Corp.	8,200	308
	Urstadt Biddle Properties Inc. Class A	15,610	308
*	Lions Gate Entertainment Corp.	8,900	308
	Babcock & Wilcox Co.	9,550	308
	WP Carey Inc.	4,600	306
	UGI Corp.	7,400	306
*	Alnylam Pharmaceuticals Inc.	5,300	305
	FactSet Research Systems Inc.	2,800	305
*	Penn National Gaming Inc.	5,200	304
	Martin Marietta Materials Inc.	3,100	304
*	Nuance Communications Inc.	19,500	303
	Deluxe Corp.	6,400	301
*	Live Nation Entertainment Inc.	15,500	301
	RLJ Lodging Trust	11,800	298
	Solera Holdings Inc.	5,300	298
*	Cabela's Inc.	5,000	297
	Cooper Tire & Rubber Co.	11,400	296
	Total System Services Inc.	9,935	296
*	Acxiom Corp.	8,900	296
	Jones Lang LaSalle Inc.	3,100	295
	Protective Life Corp.	6,400	295
*	Avis Budget Group Inc.	9,400	294
	Western Refining Inc.	9,100	294
	ITC Holdings Corp.	2,900	292
	Steel Dynamics Inc.	16,200	291
*	Colfax Corp.	5,201	291
*	Cavium Inc.	7,200	290
*	Copart Inc.	9,000	290
	DDR Corp.	17,100	290
	BRE Properties Inc.	5,300	289
*	Old Dominion Freight Line Inc.	6,150	288
	CBOE Holdings Inc.	5,900	286
	Diamond Offshore Drilling Inc.	4,618	286
*,^	InterOil Corp.	4,100	285
	Associated Banc-Corp	17,500	285
*	Ciena Corp.	12,200	284
	Applied Industrial Technologies Inc.	6,000	284
	Curtiss-Wright Corp.	5,700	284

70

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Carlisle Cos. Inc.	3,900	283
Plantronics Inc.	6,600	283
Assurant Inc.	4,838	283
MercadoLibre Inc.	2,100	283
Bemis Co. Inc.	7,060	282
Triumph Group Inc.	3,900	279
* Grand Canyon Education Inc.	5,900	279
* AutoNation Inc.	5,766	278
Aptargroup Inc.	4,300	276
* Theravance Inc.	7,500	275
* Hain Celestial Group Inc.	3,300	275
KAR Auction Services Inc.	9,230	274
Nordson Corp.	3,800	274
Lennox International Inc.	3,500	273
Old Republic International Corp.	16,267	273
Rockwood Holdings Inc.	4,300	272
* MICROS Systems Inc.	5,000	271
* Tyler Technologies Inc.	2,800	271
Tupperware Brands Corp.	3,000	269
Domino's Pizza Inc.	4,000	268
Compass Minerals International Inc.	3,600	268
Aqua America Inc.	10,625	268
MSC Industrial Direct Co. Inc. Class A	3,500	267
EMCOR Group Inc.	7,200	267
Weingarten Realty Investors	8,400	267
Cytec Industries Inc.	3,200	266
* Ascena Retail Group Inc.	13,400	265
SJW Corp.	9,380	265
Vector Group Ltd.	16,300	264
CommonWealth REIT	10,800	263
* Fifth & Pacific Cos. Inc.	9,900	262
Williams-Sonoma Inc.	5,000	262
* Lamar Advertising Co. Class A	5,727	262
* Genpact Ltd.	13,200	262
Choice Hotels International Inc.	5,600	261
Crane Co.	4,100	260
Wolverine World Wide Inc.	4,500	260
* Clean Harbors Inc.	4,200	259
* Terex Corp.	7,402	259
* LifePoint Hospitals Inc.	5,000	258
Huntsman Corp.	11,100	258
Commerce Bancshares Inc.	5,593	257
Financial Engines Inc.	4,600	257
* Moog Inc. Class A	4,300	257
Energy XXI Bermuda Ltd.	8,800	256
Dick's Sporting Goods Inc.	4,800	255
Valmont Industries Inc.	1,800	253
PS Business Parks Inc.	3,100	253
* Aspen Technology Inc.	6,600	252
White Mountains Insurance Group Ltd.	431	252
Brandywine Realty Trust	17,600	250
* World Acceptance Corp.	2,400	250
Omega Healthcare Investors Inc.	7,500	249
NewMarket Corp.	800	249
Carter's Inc.	3,600	249
* ACI Worldwide Inc.	4,500	248
Atmos Energy Corp.	5,600	248
Actuant Corp. Class A	6,600	248
* WESCO International Inc.	2,900	248
Casey's General Stores Inc.	3,400	248
* HMS Holdings Corp.	11,700	247
CapitalSource Inc.	18,900	247
* Chart Industries Inc.	2,300	247
* WhiteWave Foods Co. Class A	12,322	247

71

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Rosetta Resources Inc.	4,100	246
* Align Technology Inc.	4,300	245
* ViaSat Inc.	3,700	245
* News Corp. Class B	13,640	245
* Myriad Genetics Inc.	10,000	244
Northwest Bancshares Inc.	17,400	243
Endurance Specialty Holdings Ltd.	4,400	243
* Key Energy Services Inc.	31,100	243
* Atmel Corp.	33,400	243
SEI Investments Co.	7,317	243
* Korn/Ferry International	10,200	243
DCT Industrial Trust Inc.	31,300	243
Cabot Corp.	5,200	242
* Navistar International Corp.	6,700	242
Piedmont Office Realty Trust Inc. Class A	13,100	242
UMB Financial Corp.	4,100	242
* Express Inc.	10,400	241
HSN Inc.	4,600	241
* WellCare Health Plans Inc.	3,600	240
* ON Semiconductor Corp.	34,000	240
Sonoco Products Co.	5,900	240
PriceSmart Inc.	2,100	239
Trinity Industries Inc.	4,700	238
Domtar Corp.	2,800	237
Ryland Group Inc.	5,900	237
Snyders-Lance Inc.	7,900	237
Convergys Corp.	12,000	237
RenaissanceRe Holdings Ltd.	2,524	237
* Progress Software Corp.	9,100	236
* Altisource Portfolio Solutions SA	1,500	236
First American Financial Corp.	9,100	235
* Haemonetics Corp.	5,800	235
American Campus Communities Inc.	6,800	235
SEACOR Holdings Inc.	2,400	235
* Liberty Ventures Class A	2,185	235
* Outerwall Inc.	3,600	234
Ryman Hospitality Properties Inc.	6,337	234
* Mallinckrodt plc	5,543	233
* Esterline Technologies Corp.	2,900	232
* Sirona Dental Systems Inc.	3,200	231
* Saks Inc.	14,400	230
* Centene Corp.	4,100	230
Platinum Underwriters Holdings Ltd.	3,700	230
* Madison Square Garden Co. Class A	3,800	230
Power Integrations Inc.	4,000	230
Cinemark Holdings Inc.	7,000	230
* Fresh Market Inc.	4,500	229
* SunEdison Inc.	24,600	229
Watsco Inc.	2,400	229
UIL Holdings Corp.	5,900	227
GATX Corp.	4,400	227
EnerSys Inc.	3,400	226
Vail Resorts Inc.	3,200	225
Morningstar Inc.	2,800	225
* Brookdale Senior Living Inc. Class A	8,300	225
* VCA Antech Inc.	7,900	225
StanCorp Financial Group Inc.	3,800	224
* PDC Energy Inc.	3,300	224
Jabil Circuit Inc.	10,719	224
Hillenbrand Inc.	7,900	223
Hancock Holding Co.	6,800	223
* Cornerstone OnDemand Inc.	4,700	223
* PTC Inc.	8,000	222
* Prestige Brands Holdings Inc.	7,100	222

72

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Opko Health Inc.	22,100	221
First Financial Bankshares Inc.	3,600	221
* USG Corp.	8,100	221
* Darling International Inc.	9,500	221
KB Home	13,000	221
Bank of Hawaii Corp.	3,800	220
* Ultra Petroleum Corp.	11,955	219
* Bally Technologies Inc.	3,000	219
* Clearwater Paper Corp.	4,200	219
* DreamWorks Animation SKG Inc. Class A	6,400	219
Telephone & Data Systems Inc.	6,973	217
Avista Corp.	7,800	217
* NuVasive Inc.	6,800	216
Meredith Corp.	4,200	215
Fresh Del Monte Produce Inc.	8,100	215
Broadridge Financial Solutions Inc.	6,095	214
* Sohu.com Inc.	3,200	214
* Tetra Tech Inc.	8,200	214
Sovran Self Storage Inc.	2,800	214
Penske Automotive Group Inc.	5,400	214
* SolarWinds Inc.	5,900	214
United Stationers Inc.	4,800	213
* JC Penney Co. Inc.	28,434	213
American Eagle Outfitters Inc.	13,743	213
* Team Health Holdings Inc.	4,900	213
Two Harbors Investment Corp.	22,800	213
Littelfuse Inc.	2,500	213
Synovus Financial Corp.	65,400	213
* Tenneco Inc.	4,000	212
Harris Teeter Supermarkets Inc.	4,300	212
First Citizens BancShares Inc. Class A	1,000	212
Southwest Gas Corp.	3,900	212
John Wiley & Sons Inc. Class A	4,200	211
Assured Guaranty Ltd.	10,300	211
Kemper Corp.	5,700	211
Leidos Holdings Inc.	4,469	210
Axiall Corp.	5,400	210
* Bio-Rad Laboratories Inc. Class A	1,700	210
* C&J Energy Services Inc.	9,100	210
* BroadSoft Inc.	6,400	209
* Alere Inc.	6,200	209
Harsco Corp.	7,500	209
* Life Time Fitness Inc.	4,600	209
* Dealertrack Technologies Inc.	5,600	209
* Meritage Homes Corp.	4,600	209
Lancaster Colony Corp.	2,500	207
Loral Space & Communications Inc.	2,900	207
Silgan Holdings Inc.	4,584	207
* Spirit Aerosystems Holdings Inc. Class A	7,700	205
Home Properties Inc.	3,400	205
Lexington Realty Trust	17,500	205
Arcos Dorados Holdings Inc. Class A	17,000	205
CubeSmart	11,200	205
Hawaiian Electric Industries Inc.	7,700	205
Landstar System Inc.	3,700	205
* SS&C Technologies Holdings Inc.	5,168	203
* Atwood Oceanics Inc.	3,800	202
Rollins Inc.	7,300	202
* Veeco Instruments Inc.	6,900	202
* Microsemi Corp.	8,000	201
* International Rectifier Corp.	7,700	200
* Unit Corp.	3,900	200
Brinker International Inc.	4,500	200
Community Bank System Inc.	5,500	200

73

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
AOL Inc.	5,491	199
Capitol Federal Financial Inc.	15,700	199
City National Corp.	2,757	199
* Vishay Intertechnology Inc.	16,200	199
Tanger Factory Outlet Centers	5,700	199
* TrueBlue Inc.	8,000	198
* Sonus Networks Inc.	65,800	197
Sotheby's	3,800	197
AAON Inc.	7,300	197
* Anixter International Inc.	2,300	197
* Fairchild Semiconductor International Inc. Class A	15,500	196
Wintrust Financial Corp.	4,500	196
Northwest Natural Gas Co.	4,500	195
Radian Group Inc.	13,400	195
Men's Wearhouse Inc.	4,600	195
* Rofin-Sinar Technologies Inc.	7,400	194
MFA Financial Inc.	26,200	194
Hill-Rom Holdings Inc.	4,700	194
* AK Steel Holding Corp.	44,100	194
Dean Foods Co.	9,950	194
* Zebra Technologies Corp.	4,000	193
Kennametal Inc.	4,200	193
* Fortinet Inc.	9,600	193
* Nektar Therapeutics	20,300	193
Highwoods Properties Inc.	5,000	193
* Steven Madden Ltd.	5,250	193
Douglas Emmett Inc.	7,700	192
Interval Leisure Group Inc.	7,900	192
* Manhattan Associates Inc.	1,800	192
* Shutterfly Inc.	3,900	192
Universal Corp.	3,600	191
South Jersey Industries Inc.	3,200	191
EPR Properties	3,700	190
* Ingram Micro Inc.	8,200	190
Healthcare Realty Trust Inc.	7,900	190
ITT Corp.	4,767	189
Glacier Bancorp Inc.	6,800	188
* Magellan Health Services Inc.	3,200	188
* Medidata Solutions Inc.	1,700	188
Brady Corp. Class A	6,400	187
* Coeur Mining Inc.	15,300	187
HealthSouth Corp.	5,320	187
Tidewater Inc.	3,100	187
* Sears Holdings Corp.	3,194	185
* Buffalo Wild Wings Inc.	1,300	185
* Hittite Microwave Corp.	2,900	185
Chico's FAS Inc.	10,800	185
Cheesecake Factory Inc.	3,900	184
Intersil Corp. Class A	16,500	184
* NeuStar Inc. Class A	4,000	184
Laclede Group Inc.	3,900	184
* Hanger Inc.	5,000	183
Owens & Minor Inc.	4,900	183
Cogent Communications Group Inc.	5,200	183
* Charles River Laboratories International Inc.	3,700	182
* Advanced Micro Devices Inc.	54,506	182
Chimera Investment Corp.	60,000	182
National Health Investors Inc.	2,900	181
Prosperity Bancshares Inc.	2,900	181
DiamondRock Hospitality Co.	15,900	181
Wendy's Co.	20,828	181
First Niagara Financial Group Inc.	16,400	181
Syntel Inc.	2,100	180
* Stifel Financial Corp.	4,400	180

74

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Thor Industries Inc.	3,100	180
Cathay General Bancorp	7,300	180
* Pacific Drilling SA	15,800	180
Cablevision Systems Corp. Class A	11,540	179
* RealPage Inc.	7,300	179
* ViroPharma Inc.	4,600	179
Dana Holding Corp.	9,100	178
* PAREXEL International Corp.	3,900	178
FEI Co.	2,000	178
Carpenter Technology Corp.	3,000	178
* PHH Corp.	7,400	178
Trustmark Corp.	6,500	177
Validus Holdings Ltd.	4,465	176
* Akorn Inc.	8,600	176
CLARCOR Inc.	3,000	175
Corporate Executive Board Co.	2,400	175
* ARRIS Group Inc.	9,768	174
Lexmark International Inc. Class A	4,900	174
* QLogic Corp.	14,100	174
Watts Water Technologies Inc. Class A	3,000	173
* CACI International Inc. Class A	2,400	173
* Gran Tierra Energy Inc.	22,700	172
Fulton Financial Corp.	14,100	172
* SunPower Corp. Class A	5,700	172
* Ferro Corp.	13,400	172
World Fuel Services Corp.	4,500	172
* Semtech Corp.	5,500	171
CST Brands Inc.	5,284	170
Webster Financial Corp.	6,100	170
* Alpha Natural Resources Inc.	24,290	170
Covanta Holding Corp.	9,900	170
* Infinera Corp.	16,600	169
Iberiabank Corp.	2,900	169
Cognex Corp.	5,400	169
* Basic Energy Services Inc.	11,500	169
* Insulet Corp.	4,300	168
* Parker Drilling Co.	23,300	168
* Murphy USA Inc.	4,130	168
* DigitalGlobe Inc.	5,254	167
CVR Energy Inc.	4,200	167
* Foster Wheeler AG	6,175	167
DSW Inc. Class A	1,900	167
WGL Holdings Inc.	3,700	167
* Mobile Mini Inc.	4,600	166
Techne Corp.	1,900	166
Mentor Graphics Corp.	7,500	166
National Instruments Corp.	5,700	166
Burger King Worldwide Inc.	7,800	165
Sunstone Hotel Investors Inc.	12,439	165
Con-way Inc.	4,000	165
ING US Inc.	5,300	164
Rent-A-Center Inc.	4,800	164
Guess? Inc.	5,200	162
ABM Industries Inc.	5,900	162
* Acorda Therapeutics Inc.	5,300	162
Blackbaud Inc.	4,500	162
* Orbital Sciences Corp.	7,000	161
Susquehanna Bancshares Inc.	13,700	161
* TreeHouse Foods Inc.	2,200	161
* MAKO Surgical Corp.	5,400	161
* Berry Plastics Group Inc.	8,000	161
* MasTec Inc.	5,000	160
Diebold Inc.	5,326	160
Equity Lifestyle Properties Inc.	4,200	160

75

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* MWI Veterinary Supply Inc.	1,000	159
* Asbury Automotive Group Inc.	3,300	159
* Deckers Outdoor Corp.	2,300	158
* Zynga Inc. Class A	44,000	158
Exelis Inc.	9,535	157
Ryder System Inc.	2,387	157
Lender Processing Services Inc.	4,533	156
* Swift Energy Co.	11,400	156
Barnes Group Inc.	4,400	156
First Industrial Realty Trust Inc.	8,651	156
Dillard's Inc. Class A	1,900	156
LaSalle Hotel Properties	5,000	155
Forrester Research Inc.	4,000	155
Targa Resources Corp.	2,000	155
* DryShips Inc.	56,300	155
LPL Financial Holdings Inc.	3,800	155
MDC Holdings Inc.	5,300	155
* Hub Group Inc. Class A	4,200	154
Mine Safety Appliances Co.	3,200	154
Regal Entertainment Group Class A	8,100	154
BankUnited Inc.	5,000	154
* Carrizo Oil & Gas Inc.	3,500	153
* Sapient Corp.	9,700	153
Aaron's Inc.	5,400	153
First Horizon National Corp.	14,381	153
* Silicon Laboratories Inc.	3,800	153
* St. Joe Co.	8,179	153
Home BancShares Inc.	4,500	152
* InvenSense Inc.	9,000	152
Manitowoc Co. Inc.	7,800	152
* Advisory Board Co.	2,200	151
* Cepheid Inc.	3,700	151
AMERCO	746	151
Park National Corp.	1,900	151
* ExlService Holdings Inc.	5,200	150
* ScanSource Inc.	3,900	150
Symetra Financial Corp.	8,000	150
CVB Financial Corp.	10,300	150
* Enstar Group Ltd.	1,100	150
* AerCap Holdings NV	7,365	149
Otter Tail Corp.	5,000	149
Hyster-Yale Materials Handling Inc.	1,900	149
* Integrated Device Technology Inc.	14,000	149
* MBIA Inc.	13,100	149
Commercial Metals Co.	8,100	149
Schweitzer-Mauduit International Inc.	2,400	148
Woodward Inc.	3,700	148
El Paso Electric Co.	4,200	148
Advent Software Inc.	4,400	148
Monro Muffler Brake Inc.	3,200	147
* Qlik Technologies Inc.	5,800	147
Cosan Ltd.	9,300	147
* Health Net Inc.	4,800	146
* Tech Data Corp.	2,800	146
* OSI Systems Inc.	2,000	146
* HomeAway Inc.	4,900	145
* Itron Inc.	3,400	145
SemGroup Corp. Class A	2,400	145
Erie Indemnity Co. Class A	1,995	143
* iGATE Corp.	4,500	143
Balchem Corp.	2,500	143
Potlatch Corp.	3,500	143
* Bio-Reference Labs Inc.	4,400	143
MKS Instruments Inc.	4,800	142

76

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Navigant Consulting Inc.	8,200	142
* Office Depot Inc.	25,400	142
* Popular Inc.	5,598	141
KapStone Paper and Packaging Corp.	2,700	140
HNI Corp.	3,600	140
Healthcare Services Group Inc.	5,100	140
* Helix Energy Solutions Group Inc.	5,900	140
Olin Corp.	6,200	140
* PMC - Sierra Inc.	23,700	139
* Medicines Co.	4,100	139
Pebblebrook Hotel Trust	4,600	139
PrivateBancorp Inc.	5,700	139
* Rexnord Corp.	5,900	139
Mueller Industries Inc.	2,300	139
* Thoratec Corp.	3,200	138
Pier 1 Imports Inc.	6,600	138
Regis Corp.	9,500	138
* Silicon Image Inc.	26,200	138
* Matrix Service Co.	6,600	137
* Alexander & Baldwin Inc.	3,700	137
Molex Inc.	3,541	137
Piedmont Natural Gas Co. Inc.	4,000	137
Herman Miller Inc.	4,500	137
* II-VI Inc.	8,000	136
PNM Resources Inc.	5,700	136
* Forest City Enterprises Inc. Class A	6,727	136
Pool Corp.	2,500	136
B&G Foods Inc.	4,000	135
* Texas Capital Bancshares Inc.	2,600	135
Shenandoah Telecommunications Co.	4,875	135
Quanex Building Products Corp.	7,600	135
* VistaPrint NV	2,500	135
BancorpSouth Inc.	6,100	135
* Constant Contact Inc.	5,200	135
Group 1 Automotive Inc.	2,100	134
Werner Enterprises Inc.	5,800	134
* American Axle & Manufacturing Holdings Inc.	7,200	134
Greif Inc. Class A	2,500	134
Berry Petroleum Co. Class A	2,800	134
UniFirst Corp.	1,300	134
New Jersey Resources Corp.	2,900	133
* First Cash Financial Services Inc.	2,200	133
IPG Photonics Corp.	2,000	133
UTi Worldwide Inc.	8,700	132
* Pioneer Energy Services Corp.	15,700	132
United States Cellular Corp.	2,700	131
* ValueClick Inc.	6,800	131
* McDermott International Inc.	18,377	130
* Move Inc.	7,600	129
* Newpark Resources Inc.	10,100	129
* SYNNEX Corp.	2,100	129
* Hibbett Sports Inc.	2,200	128
* Orient-Express Hotels Ltd. Class A	9,600	128
* Chemtura Corp.	5,200	127
* Western Alliance Bancorp	6,000	127
United Fire Group Inc.	4,000	127
Consolidated Communications Holdings Inc.	6,800	127
* Silicon Graphics International Corp.	9,900	126
Andersons Inc.	1,700	126
Fair Isaac Corp.	2,200	126
* GT Advanced Technologies Inc.	16,800	126
* InterXion Holding NV	5,600	126
DeVry Inc.	3,500	126
HEICO Corp.	2,343	126

77

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
CIRCOR International Inc.	1,700	125
General Cable Corp.	3,800	125
* On Assignment Inc.	3,700	125
* Select Comfort Corp.	6,800	125
* Clayton Williams Energy Inc.	1,600	125
* SUPERVALU Inc.	17,697	124
Federated Investors Inc. Class B	4,579	124
* RBC Bearings Inc.	1,800	124
* ANN Inc.	3,500	124
* Electronics For Imaging Inc.	3,600	124
* WebMD Health Corp.	3,500	123
Comstock Resources Inc.	7,200	123
Granite Construction Inc.	3,800	123
* SHFL Entertainment Inc.	5,300	123
Umpqua Holdings Corp.	7,500	123
Chemed Corp.	1,800	122
* SunCoke Energy Inc.	6,100	122
* Finisar Corp.	5,300	122
* Hornbeck Offshore Services Inc.	2,200	122
Dolby Laboratories Inc. Class A	3,400	122
* Cyberonics Inc.	2,100	121
j2 Global Inc.	2,200	121
* Synaptics Inc.	2,600	121
Selective Insurance Group Inc.	4,600	121
* Accuray Inc.	17,900	121
Old National Bancorp	8,300	121
* Green Dot Corp. Class A	5,600	120
FNB Corp.	9,600	120
Coherent Inc.	1,800	119
Mercury General Corp.	2,555	119
G&K Services Inc. Class A	1,900	119
Westlake Chemical Corp.	1,100	118
* OpenTable Inc.	1,700	118
* Beacon Roofing Supply Inc.	3,400	118
* FTI Consulting Inc.	2,900	118
Methode Electronics Inc.	4,600	118
New Residential Investment Corp.	17,800	118
MTS Systems Corp.	1,800	118
* ATMI Inc.	4,300	118
Globe Specialty Metals Inc.	6,700	118
ADTRAN Inc.	5,000	117
* Acadia Healthcare Co. Inc.	2,700	117
* Goodrich Petroleum Corp.	5,000	117
* Big Lots Inc.	3,200	116
NIC Inc.	4,700	116
Compuware Corp.	10,822	116
RPC Inc.	6,300	116
Interactive Brokers Group Inc.	5,600	116
* Impax Laboratories Inc.	5,700	115
Masimo Corp.	4,500	115
Aircastle Ltd.	6,100	115
* Fusion-io Inc.	10,700	115
* Plexus Corp.	3,000	115
Independent Bank Corp.	3,200	115
* Boston Beer Co. Inc. Class A	500	115
* Atlas Air Worldwide Holdings Inc.	3,100	115
ManTech International Corp. Class A	4,100	115
Chemical Financial Corp.	3,900	114
* OmniVision Technologies Inc.	8,100	113
* Exelixis Inc.	23,018	113
RLI Corp.	1,200	113
* Verint Systems Inc.	3,100	113
National Penn Bancshares Inc.	10,900	113
NBT Bancorp Inc.	4,600	112

78

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Universal Display Corp.	3,500	112
Seaspan Corp.	5,000	112
* Stone Energy Corp.	3,200	112
* Amsurg Corp. Class A	2,600	111
Monolithic Power Systems Inc.	3,500	111
* Take-Two Interactive Software Inc.	6,200	111
Hatteras Financial Corp.	6,100	111
Tronox Ltd. Class A	4,800	111
* Trimas Corp.	2,900	110
* Approach Resources Inc.	3,900	110
Gulf Island Fabrication Inc.	4,351	110
City Holding Co.	2,400	109
* TETRA Technologies Inc.	8,400	109
Mueller Water Products Inc. Class A	12,700	109
* Pinnacle Financial Partners Inc.	3,500	108
* Polypore International Inc.	2,400	108
Spartan Stores Inc.	4,600	108
* TFS Financial Corp.	8,900	108
Cousins Properties Inc.	9,506	108
Finish Line Inc. Class A	4,300	108
Sanderson Farms Inc.	1,700	107
* Helen of Troy Ltd.	2,300	107
* Amedisys Inc.	6,600	107
* Resolute Forest Products Inc.	6,700	107
CYS Investments Inc.	12,600	107
Dorman Products Inc.	2,200	107
* Allied Nevada Gold Corp.	26,100	106
Simpson Manufacturing Co. Inc.	3,000	106
TAL International Group Inc.	2,200	106
* TriQuint Semiconductor Inc.	13,400	106
* Strategic Hotels & Resorts Inc.	12,200	106
Stepan Co.	1,800	106
WesBanco Inc.	3,600	106
First Financial Bancorp	6,800	106
National CineMedia Inc.	6,000	105
* TiVo Inc.	7,900	105
Air Methods Corp.	2,400	105
* Entegris Inc.	10,100	105
* Credit Acceptance Corp.	883	104
* Winnebago Industries Inc.	3,500	104
Pennsylvania REIT	5,714	104
NorthStar Realty Finance Corp.	11,100	104
1st Source Corp.	3,300	104
John Bean Technologies Corp.	3,800	103
* Vitamin Shoppe Inc.	2,200	103
* Cirrus Logic Inc.	4,600	103
Tennant Co.	1,700	103
ARMOUR Residential REIT Inc.	25,000	103
* Conn's Inc.	1,700	103
PacWest Bancorp	2,700	103
NACCO Industries Inc. Class A	1,800	103
* AMAG Pharmaceuticals Inc.	3,800	103
Newcastle Investment Corp.	17,800	102
* Walter Investment Management Corp.	2,700	102
* Liquidity Services Inc.	3,900	102
* Virtus Investment Partners Inc.	500	102
Schnitzer Steel Industries Inc.	3,500	102
Analogic Corp.	1,100	101
CTC Media Inc.	8,000	101
Brown Shoe Co. Inc.	4,500	101
* Bottomline Technologies de Inc.	3,200	101
Oxford Industries Inc.	1,400	100
Kaman Corp.	2,700	100
Matson Inc.	3,700	100

79

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Gulfmark Offshore Inc.	2,000	100
*	Taser International Inc.	5,600	99
*	Aruba Networks Inc.	5,300	99
*	Skechers U.S.A. Inc. Class A	3,400	99
	Bank of the Ozarks Inc.	2,000	99
	Meridian Bioscience Inc.	4,000	99
	AZZ Inc.	2,200	99
	Papa John's International Inc.	1,300	98
	Crosstex Energy Inc.	3,200	98
	S&T Bancorp Inc.	4,000	98
*	Geospace Technologies Corp.	1,000	97
*	ArthroCare Corp.	2,600	97
*	Bill Barrett Corp.	3,500	97
	Micrel Inc.	10,500	97
	American Assets Trust Inc.	2,900	97
*	Halozyme Therapeutics Inc.	8,200	96
*	Rovi Corp.	5,699	96
*	Lattice Semiconductor Corp.	18,600	95
	Tessera Technologies Inc.	5,000	95
*	Scientific Games Corp. Class A	5,200	95
	BBCN Bancorp Inc.	6,400	95
*	Zumiez Inc.	3,200	95
*	Halcon Resources Corp.	18,300	95
	Delek US Holdings Inc.	3,700	95
*	GrafTech International Ltd.	10,600	94
	Air Lease Corp. Class A	3,200	94
	California Water Service Group	4,300	94
*	comScore Inc.	3,500	94
*	Vantiv Inc. Class A	3,400	93
	Raven Industries Inc.	2,800	93
*	IPC The Hospitalist Co. Inc.	1,700	93
	Buckle Inc.	1,900	93
*	Tejon Ranch Co.	2,500	93
*	KCG Holdings Inc. Class A	10,584	92
*	ITT Educational Services Inc.	2,300	92
*	MedAssets Inc.	4,000	92
*	Calgon Carbon Corp.	4,600	92
*	RF Micro Devices Inc.	17,400	91
	Ship Finance International Ltd.	5,513	91
*,^	SodaStream International Ltd.	1,700	91
	Cash America International Inc.	2,300	91
*	Elizabeth Arden Inc.	2,500	90
*	MannKind Corp.	18,500	90
	Provident New York Bancorp	7,700	90
	Science Applications International Corp.	2,553	90
	Contango Oil & Gas Co.	2,100	90
*	Blucora Inc.	3,800	90
*	Auxilium Pharmaceuticals Inc.	5,200	89
	Oritani Financial Corp.	5,500	89
	InterDigital Inc.	2,300	89
	Amtrust Financial Services Inc.	2,310	89
*	Genesco Inc.	1,300	89
*	Marriott Vacations Worldwide Corp.	1,763	88
*	Quiksilver Inc.	10,600	88
*	Volcano Corp.	4,600	88
*	Forum Energy Technologies Inc.	3,000	88
*	GenCorp Inc.	5,200	87
*	Children's Place Retail Stores Inc.	1,600	87
	Janus Capital Group Inc.	8,842	87
	Quality Systems Inc.	3,800	87
*	Jos A Bank Clothiers Inc.	1,800	86
*	NETGEAR Inc.	3,000	86
*	Bruker Corp.	4,200	86
	United Bankshares Inc.	2,900	86

80

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
American Science & Engineering Inc.	1,300	85
American States Water Co.	3,000	85
Innophos Holdings Inc.	1,700	85
* Unisys Corp.	3,200	84
* Bankrate Inc.	5,000	84
* Federal-Mogul Corp.	4,100	84
Belo Corp. Class A	6,100	84
* Leap Wireless International Inc.	5,200	84
* Quicksilver Resources Inc.	38,900	83
* Meritor Inc.	12,100	83
Deltic Timber Corp.	1,300	83
ESCO Technologies Inc.	2,300	83
Home Loan Servicing Solutions Ltd.	3,500	83
* Accretive Health Inc.	9,800	81
OfficeMax Inc.	5,400	81
CSG Systems International Inc.	2,900	81
* FARO Technologies Inc.	1,700	81
* Stillwater Mining Co.	7,400	81
Cohen & Steers Inc.	2,100	81
* Alliance One International Inc.	27,100	80
* Forestar Group Inc.	3,600	80
* H&E Equipment Services Inc.	3,200	80
* Perficient Inc.	4,400	80
* Boyd Gaming Corp.	7,500	79
Franklin Street Properties Corp.	6,000	79
* Spansion Inc. Class A	6,600	79
* Norwegian Cruise Line Holdings Ltd.	2,461	79
Intrepid Potash Inc.	5,300	79
PennyMac Mortgage Investment Trust	3,400	78
Government Properties Income Trust	3,200	78
Tellabs Inc.	32,000	78
Allison Transmission Holdings Inc.	3,200	78
* Cabot Microelectronics Corp.	1,900	78
DuPont Fabros Technology Inc.	3,100	77
* Rambus Inc.	8,800	77
Education Realty Trust Inc.	8,400	77
AAR Corp.	2,600	76
* Era Group Inc.	2,400	76
* ImmunoGen Inc.	4,600	76
* Kosmos Energy Ltd.	7,100	76
Infinity Property & Casualty Corp.	1,100	75
Stewart Enterprises Inc. Class A	5,700	75
Hersha Hospitality Trust Class A	13,200	75
Gold Resource Corp.	14,200	74
* Lexicon Pharmaceuticals Inc.	30,600	73
* InterMune Inc.	5,200	73
* MicroStrategy Inc. Class A	600	73
* Beneficial Mutual Bancorp Inc.	7,500	73
Sabra Health Care REIT Inc.	2,700	73
Spectrum Brands Holdings Inc.	1,100	72
* EchoStar Corp. Class A	1,500	72
* Modine Manufacturing Co.	5,400	72
Investors Bancorp Inc.	3,000	71
Hecla Mining Co.	22,712	71
* Hercules Offshore Inc.	10,400	71
* ServiceSource International Inc.	6,500	70
* Pinnacle Entertainment Inc.	3,000	70
* NII Holdings Inc.	20,387	70
* ACCO Brands Corp.	11,942	70
* Arena Pharmaceuticals Inc.	15,700	69
* Ruby Tuesday Inc.	11,600	69
Colony Financial Inc.	3,400	69
Lindsay Corp.	900	68
* Global Indemnity plc	2,770	68

81

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Netscout Systems Inc.	2,400	68
* LogMeIn Inc.	2,100	68
* FelCor Lodging Trust Inc.	10,000	67
Greenhill & Co. Inc.	1,300	67
* First BanCorp	12,000	67
* Tumi Holdings Inc.	3,100	66
* Cadence Pharmaceuticals Inc.	13,400	66
* Synageva BioPharma Corp.	1,300	66
* Synchronoss Technologies Inc.	1,900	66
DineEquity Inc.	800	66
* HeartWare International Inc.	900	65
* Applied Micro Circuits Corp.	5,600	65
* Freescale Semiconductor Ltd.	4,200	65
* Omnicell Inc.	2,800	65
Alexander's Inc.	200	64
Abaxis Inc.	1,800	64
Universal Forest Products Inc.	1,200	63
Cypress Semiconductor Corp.	6,800	63
* Premiere Global Services Inc.	7,000	63
* Exterran Holdings Inc.	2,200	63
* Steiner Leisure Ltd.	1,120	63
Apogee Enterprises Inc.	2,000	63
Steelcase Inc. Class A	3,800	62
* Ultratech Inc.	2,600	62
* Healthways Inc.	6,400	62
EXCO Resources Inc.	11,300	61
Interface Inc. Class A	3,000	61
* Comverse Inc.	1,900	60
Epiq Systems Inc.	4,000	60
* Crocs Inc.	4,900	60
* Team Inc.	1,600	60
* Cincinnati Bell Inc.	20,800	59
* Vivus Inc.	6,300	59
Walter Energy Inc.	3,700	59
* Ezcorp Inc. Class A	3,700	58
* Post Holdings Inc.	1,350	58
Briggs & Stratton Corp.	3,100	57
* AsiaInfo-Linkage Inc.	4,900	57
* Ixia	3,900	55
* Cardtronics Inc.	1,400	55
Weight Watchers International Inc.	1,711	55
* VirnetX Holding Corp.	2,500	54
* Quidel Corp.	2,200	54
Titan International Inc.	3,700	54
* Emeritus Corp.	2,800	54
* ION Geophysical Corp.	11,500	53
* Monster Worldwide Inc.	12,300	53
Arch Coal Inc.	12,500	53
Griffon Corp.	4,200	53
Daktronics Inc.	4,400	53
* Northern Oil and Gas Inc.	3,200	53
* Francesca's Holdings Corp.	2,900	52
* American Public Education Inc.	1,300	52
Badger Meter Inc.	1,000	52
* General Communication Inc. Class A	5,400	51
* Rigel Pharmaceuticals Inc.	16,365	51
* Emulex Corp.	6,700	50
First Financial Corp.	1,448	50
Simmons First National Corp. Class A	1,500	49
Scholastic Corp.	1,700	49
Acacia Research Corp.	3,200	48
* K12 Inc.	2,600	48
* Adecoagro SA	5,900	47
* Huron Consulting Group Inc.	800	47

82

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

					Market
					Value
				Shares	($000)
*	Aeropostale Inc.			5,000	46
*	Higher One Holdings Inc.			5,500	44
*	BJ's Restaurants Inc.			1,600	43
	Nordic American Tankers Ltd.			5,236	43
*	Kraton Performance Polymers Inc.			2,000	43
*	Ariad Pharmaceuticals Inc.			19,241	42
*	Molycorp Inc.			8,200	42
*	Clean Energy Fuels Corp.			3,600	41
	QLT Inc. (XNGS)			9,400	41
*	Sanmina Corp.			2,800	41
*	Entropic Communications Inc.			9,500	41
*	Citizens Inc. Class A			4,800	40
	Strayer Education Inc.			900	36
*	Nuverra Environmental Solutions Inc.			13,800	34
*	Extreme Networks Inc.			6,200	33
*	Forest Oil Corp.			6,900	33
	Heartland Payment Systems Inc.			800	32
*	Infinity Pharmaceuticals Inc.			2,300	31
	Computer Programs & Systems Inc.			500	29
*	Molina Healthcare Inc.			900	28
	Seaboard Corp.			10	27
*	Barnes & Noble Inc.			1,900	27
	QLT Inc. (XTSE)			6,200	27
	NAM TAI Electronics Inc.			3,600	25
*	Central European Media Enterprises Ltd. Class A			8,100	25
*	Engility Holdings Inc.			673	21
*	Cloud Peak Energy Inc.			1,300	20
*	Sequenom Inc.			9,800	19
*,^	Dendreon Corp.			7,205	19
	Primerica Inc.			400	17
	Tower Group International Ltd.			4,688	17
*	Tejon Ranch Co. Warrants Exp. 08/31/2016			369	2

					1,994,750
Total Common Stocks (Cost $3,352,168)					4,151,796

		Coupon

Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
4,5	Vanguard Market Liquidity Fund	0.120%		57,650,589	57,651

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7	Federal Home Loan Bank Discount Notes	0.070%	3/12/14	800	799
7,8	Freddie Mac Discount Notes	0.070%	3/31/14	500	500

					1,299

Total Temporary Cash Investments (Cost $58,950)					58,950

Total Investments (100.8%) (Cost $3,411,118)					4,210,746
Other Assets and Liabilities—Net (-0.8%)[5]					(34,630)
Net Assets (100%)					4,176,116

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,871,000.
† “Other” represents securities that are not classified by the fund’s benchmark index.

83

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2013

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $2,060,000.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $35,573,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
8 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

84

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© 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA6280_122013

pwc

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund"), as of October 31, 2013 and for the year then ended and have issued our unqualified report thereon dated December 16, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments as of October 31, 2013 appearing in Item 6 of this Form N-CSR. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on the schedule of investments based on our audit.

In our opinion, the schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

December 16, 2013

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (5.9%)
Commonwealth Bank of Australia	1,723,862	124,123
BHP Billiton Ltd.	3,437,970	121,544
Westpac Banking Corp.	3,299,558	107,128
Australia & New Zealand Banking Group Ltd.	2,909,557	93,107
National Australia Bank Ltd.	2,460,974	82,248
Wesfarmers Ltd.	1,070,385	43,435
Woolworths Ltd.	1,312,148	43,270
CSL Ltd.	548,718	36,070
Rio Tinto Ltd.	465,639	28,019
Woodside Petroleum Ltd.	662,100	24,273
Telstra Corp. Ltd.	4,685,062	22,925
Westfield Group	2,215,148	22,669
QBE Insurance Group Ltd.	1,277,325	17,888
Macquarie Group Ltd.	362,972	17,459
Suncorp Group Ltd.	1,375,208	17,341
Origin Energy Ltd.	1,167,279	16,137
Santos Ltd.	1,020,997	14,613
Brambles Ltd.	1,656,319	14,540
AMP Ltd.	3,133,766	14,042
Amcor Ltd.	1,294,983	13,266
Insurance Australia Group Ltd.	2,222,964	12,982
Transurban Group	1,560,247	10,467
Oil Search Ltd.	1,225,234	9,850
Aurizon Holdings Ltd.	2,118,394	9,589
Stockland	2,458,691	9,319
Westfield Retail Trust	3,087,752	9,009
Goodman Group	1,820,152	8,698
AGL Energy Ltd.	587,240	8,675
Fortescue Metals Group Ltd.	1,728,152	8,476
Newcrest Mining Ltd.	809,966	7,854
Orica Ltd.	388,725	7,739
ASX Ltd.	204,226	7,094
Coca-Cola Amatil Ltd.	569,335	6,938
Wesfarmers Ltd. Price Protected Shares	164,838	6,732
Crown Ltd.	408,866	6,518
Mirvac Group	3,907,511	6,424
Sonic Healthcare Ltd.	411,547	6,282
Lend Lease Group	575,405	6,205
GPT Group	1,693,130	5,901
Asciano Ltd.	1,037,229	5,696
Computershare Ltd.	534,495	5,424
Ramsay Health Care Ltd.	139,909	5,136
APA Group	862,118	4,940
James Hardie Industries plc	473,180	4,894
Dexus Property Group	4,668,985	4,785
WorleyParsons Ltd.	227,883	4,745
Bendigo and Adelaide Bank Ltd.	432,901	4,457
Incitec Pivot Ltd.	1,770,402	4,454
Tatts Group Ltd.	1,496,254	4,443
Iluka Resources Ltd.	439,117	4,262
CFS Retail Property Trust Group	2,111,220	4,132
Toll Holdings Ltd.	731,926	3,987
Boral Ltd.	828,457	3,866
Bank of Queensland Ltd.	328,561	3,748
ALS Ltd.	388,126	3,672
Sydney Airport	911,720	3,611
Cochlear Ltd.	63,590	3,533
Challenger Ltd.	573,521	3,254
Federation Centres Ltd.	1,352,136	3,173
Metcash Ltd.	996,347	3,153
Treasury Wine Estates Ltd.	703,447	3,124

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
^	Leighton Holdings Ltd.	181,491	3,075
	Flight Centre Ltd.	58,297	2,862
	Commonwealth Property Office Fund	2,482,143	2,808
*	BlueScope Steel Ltd.	590,564	2,786
	Tabcorp Holdings Ltd.	795,095	2,704
	Ansell Ltd.	137,028	2,526
*	Alumina Ltd.	2,590,390	2,519
	Aristocrat Leisure Ltd.	527,295	2,518
	Caltex Australia Ltd.	141,233	2,468
	Echo Entertainment Group Ltd.	930,524	2,335
	Downer EDI Ltd.	450,024	2,091
	SP AusNet	1,746,531	2,063
	IOOF Holdings Ltd.	235,517	2,003
*	Sims Metal Management Ltd.	198,239	1,878
	DuluxGroup Ltd.	384,887	1,874
	Adelaide Brighton Ltd.	511,488	1,862
^	Harvey Norman Holdings Ltd.	598,430	1,841
	Perpetual Ltd.	42,190	1,837
	Arrium Ltd.	1,387,634	1,813
	Seven West Media Ltd.	698,180	1,663
	Goodman Fielder Ltd.	1,993,486	1,433
*	Qantas Airways Ltd.	1,212,226	1,425
	CSR Ltd.	568,750	1,343
	Platinum Asset Management Ltd.	229,989	1,341
	Fairfax Media Ltd.	2,058,319	1,175
	OZ Minerals Ltd.	319,464	1,089
	Envestra Ltd.	1,016,218	1,080
	GWA Group Ltd.	350,149	1,026
	Macquarie Atlas Roads Group	406,511	1,018
	Shopping Centres Australasia Property Group	673,743	1,015
^,*	Whitehaven Coal Ltd.	645,761	989
	New Hope Corp. Ltd.	258,978	924
	Atlas Iron Ltd.	948,270	924
	Australand Property Group	260,411	918
	Nufarm Ltd.	183,942	848
^,*	Lynas Corp. Ltd.	2,009,595	655
*	Ten Network Holdings Ltd.	1,817,781	482
^,*	Paladin Energy Ltd.	1,006,369	398
*	Aquila Resources Ltd.	172,733	368
*	Energy Resources of Australia Ltd.	146,975	178
*	Gunns Ltd.	649,105	98
			1,185,591
Austria (0.2%)
	Erste Group Bank AG	303,203	10,645
	OMV AG	153,988	7,346
	Voestalpine AG	120,980	5,707
	Andritz AG	78,947	4,862
	IMMOFINANZ AG	1,051,415	4,605
	Vienna Insurance Group AG Wiener Versicherung Gruppe	42,037	2,224
	Telekom Austria AG	243,429	2,001
	Verbund AG	69,787	1,637
	Raiffeisen Bank International AG	43,732	1,604
	Strabag SE	17,306	455
			41,086
Belgium (0.8%)
	Anheuser-Busch InBev NV	854,537	88,585
	KBC Groep NV	270,912	14,760
	Solvay SA Class A	61,064	9,548
	Ageas	220,067	9,352
	UCB SA	116,407	7,641
	Groupe Bruxelles Lambert SA	82,457	7,353
	Delhaize Group SA	107,324	6,854
	Umicore SA	122,506	5,834
	Colruyt SA	78,434	4,376

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Belgacom SA	135,187	3,699
Telenet Group Holding NV	53,064	2,908
		160,910
Brazil (2.6%)
Itau Unibanco Holding SA ADR	2,517,169	38,790
Petroleo Brasileiro SA ADR	2,115,060	38,410
Banco Bradesco SA ADR	2,252,663	32,483
Petroleo Brasileiro SA ADR	1,582,285	27,579
Cia de Bebidas das Americas ADR	631,975	23,509
Vale SA Class B ADR	1,489,050	21,800
BRF SA	837,562	19,666
Vale SA Class B ADR	1,056,434	16,914
Banco do Brasil SA	1,213,686	16,065
Itausa - Investimentos Itau SA Prior Pfd.	2,994,695	12,913
Banco Bradesco SA	759,923	12,239
Cielo SA	384,192	11,651
BM&FBovespa SA	1,998,429	11,228
Ultrapar Participacoes SA	399,037	10,608
Vale SA Prior Pfd.	712,646	10,431
CCR SA	919,153	7,621
Cia de Bebidas das Americas	203,806	7,592
Petroleo Brasileiro SA	851,132	7,400
BB Seguridade Participacoes SA	637,428	6,963
Cia de Bebidas das Americas Prior Pfd.	185,475	6,900
Banco Santander Brasil SA	1,009,376	6,868
Vale SA	391,790	6,230
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	105,672	5,328
Gerdau SA ADR	647,298	5,133
Embraer SA ADR	166,765	4,901
BR Malls Participacoes SA	447,413	4,322
Souza Cruz SA	397,972	4,305
Telefonica Brasil SA Prior Pfd.	193,791	4,257
Cia Energetica de Minas Gerais ADR	461,593	4,140
Lojas Renner SA	131,882	3,977
Petroleo Brasileiro SA Prior Pfd.	433,739	3,933
Itau Unibanco Holding SA	267,490	3,881
Cia de Saneamento Basico do Estado de Sao Paulo	363,117	3,848
Tractebel Energia SA	217,508	3,704
Grupo BTG Pactual	269,189	3,627
Natura Cosmeticos SA	177,931	3,551
Hypermarcas SA	391,033	3,410
Lojas Americanas SA Prior Pfd.	445,412	3,285
Cia Siderurgica Nacional SA ADR	573,818	3,179
* Fibria Celulose SA	237,600	3,090
WEG SA	225,456	2,937
Metalurgica Gerdau SA Prior Pfd. Class A	286,429	2,919
Itau Unibanco Holding SA Prior Pfd.	184,228	2,851
Bradespar SA Prior Pfd.	237,168	2,819
Telefonica Brasil SA ADR	125,701	2,788
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	54,330	2,699
Klabin SA Prior Pfd.	500,584	2,655
JBS SA	740,774	2,645
CPFL Energia SA	299,734	2,559
CETIP SA - Mercados Organizados	226,620	2,504
Localiza Rent a Car SA	151,213	2,465
Cosan SA Industria e Comercio	114,334	2,287
M Dias Branco SA	48,262	2,264
Gerdau SA Prior Pfd.	282,486	2,229
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	420,354	2,222
BRF SA ADR	93,343	2,187
Cia Hering	150,014	2,173
Cyrela Brazil Realty SA Empreendimentos e Participacoes	290,771	2,162
Tim Participacoes SA ADR	81,069	2,061
Cia Energetica de Sao Paulo Prior Pfd.	185,534	1,937

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Raia Drogasil SA	263,270	1,922
Multiplan Empreendimentos Imobiliarios SA	79,800	1,873
Totvs SA	108,162	1,827
BR Properties SA	210,647	1,782
Duratex SA	270,478	1,680
ALL - America Latina Logistica SA	467,416	1,671
Cia Paranaense de Energia ADR	112,800	1,566
* Braskem SA ADR	83,240	1,468
EDP - Energias do Brasil SA	248,100	1,415
MRV Engenharia e Participacoes SA	327,300	1,407
Porto Seguro SA	103,512	1,299
* PDG Realty SA Empreendimentos e Participacoes	1,395,000	1,253
Cia Siderurgica Nacional SA	217,400	1,177
Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	1,171
^ Oi SA ADR	666,115	1,152
AES Tiete SA Prior Pfd.	112,916	1,107
Tim Participacoes SA	200,830	1,017
Gerdau SA	147,684	981
Sul America SA	131,788	965
EcoRodovias Infraestrutura e Logistica SA	140,900	955
Centrais Eletricas Brasileiras SA	294,299	933
Lojas Americanas SA	129,996	812
Cia Energetica de Minas Gerais	87,869	778
Embraer SA	101,400	734
Light SA	81,164	711
Oi SA Prior Pfd.	399,425	668
* Usinas Siderurgicas de Minas Gerais SA	126,320	640
Multiplus SA	47,623	587
AES Tiete SA	62,900	553
Arteris SA	57,398	512
Eneva SA	223,929	449
* Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	417
Oi SA	225,021	401
Guararapes Confeccoes SA	7,677	346
Cia de Gas de Sao Paulo Prior Pfd. Class A	12,751	338
* Braskem SA Prior Pfd.	33,000	292
Cia Energetica de Minas Gerais Prior Pfd.	31,809	283
Banco Bradesco SA Prior Pfd.	9,198	133
* MMX Mineracao e Metalicos SA	301,637	114
Oi SA ADR	46,556	81
* OGX Petroleo e Gas Participacoes SA	1,088,092	63
Cia Paranaense de Energia Prior Pfd.	4,200	59
		512,686
Canada (6.5%)
Royal Bank of Canada	1,540,926	103,482
Toronto-Dominion Bank	988,084	90,635
Bank of Nova Scotia	1,276,734	77,622
Suncor Energy Inc.	1,613,913	58,650
^ Bank of Montreal	695,989	48,475
Canadian National Railway Co.	405,912	44,595
Enbridge Inc.	880,127	38,154
Canadian Natural Resources Ltd.	1,175,013	37,291
Canadian Imperial Bank of Commerce	428,077	36,417
* Valeant Pharmaceuticals International Inc.	331,678	35,040
Manulife Financial Corp.	1,961,513	34,747
TransCanada Corp.	753,347	33,952
Potash Corp. of Saskatchewan Inc.	925,357	28,755
^ Brookfield Asset Management Inc. Class A	611,509	24,211
Cenovus Energy Inc.	803,867	23,885
Canadian Pacific Railway Ltd.	161,063	23,023
Goldcorp Inc.	865,232	22,041
Sun Life Financial Inc.	645,949	21,758
Barrick Gold Corp.	1,069,046	20,793
Magna International Inc.	235,516	19,948

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Rogers Communications Inc. Class B	386,260	17,530
^	Crescent Point Energy Corp.	413,255	16,048
	National Bank of Canada	174,045	15,103
	Thomson Reuters Corp.	400,121	15,036
	Encana Corp.	796,467	14,269
	Talisman Energy Inc.	1,105,511	13,784
	Agrium Inc.	160,835	13,729
	Teck Resources Ltd. Class B	507,235	13,573
	Shoppers Drug Mart Corp.	216,583	12,655
^	Imperial Oil Ltd.	284,952	12,443
	First Quantum Minerals Ltd.	632,405	11,997
	BCE Inc.	274,166	11,930
	Power Corp. of Canada	374,696	11,040
^	Pembina Pipeline Corp.	328,447	10,777
*	Catamaran Corp.	216,732	10,169
	Canadian Oil Sands Ltd.	517,141	10,078
	Great-West Lifeco Inc.	323,867	10,017
^	Shaw Communications Inc. Class B	418,000	9,999
	Tim Hortons Inc.	163,154	9,739
	Fairfax Financial Holdings Ltd.	21,506	9,385
	Alimentation Couche Tard Inc. Class B	137,933	9,342
*	CGI Group Inc. Class A	278,178	9,333
^	Husky Energy Inc.	315,447	8,967
	Intact Financial Corp.	142,813	8,907
^	ARC Resources Ltd.	330,060	8,762
	Silver Wheaton Corp.	381,718	8,662
	Power Financial Corp.	253,060	8,327
	Cameco Corp.	423,560	8,039
	Yamana Gold Inc.	806,553	7,999
^	Canadian Tire Corp. Ltd. Class A	81,702	7,584
	Pacific Rubiales Energy Corp.	342,516	7,086
	Bombardier Inc. Class B	1,553,744	7,064
	TELUS Corp.	201,640	7,043
	Canadian Utilities Ltd. Class A	191,142	7,023
	Fortis Inc.	224,900	6,995
	SNC-Lavalin Group Inc.	164,222	6,900
	Franco-Nevada Corp.	153,209	6,893
	Saputo Inc.	135,290	6,694
	Metro Inc.	99,500	6,225
	Kinross Gold Corp.	1,215,839	6,180
	Penn West Petroleum Ltd.	508,802	5,680
	Agnico Eagle Mines Ltd.	184,443	5,477
^	CI Financial Corp.	160,200	5,328
	Brookfield Office Properties Inc.	282,810	5,284
	Eldorado Gold Corp.	767,304	5,174
	IGM Financial Inc.	106,666	5,140
*	MEG Energy Corp.	160,200	5,127
^	Loblaw Cos. Ltd.	111,495	5,100
	George Weston Ltd.	55,792	4,545
*	BlackBerry Ltd.	542,446	4,282
	Finning International Inc.	181,360	4,182
^	RioCan REIT	156,983	3,832
	TransAlta Corp.	280,043	3,768
	IAMGOLD Corp.	408,720	2,089
^,*	Turquoise Hill Resources Ltd.	430,618	2,077
^	Bell Aliant Inc.	79,673	2,018
	Bombardier Inc. Class A	57,933	265
			1,296,168
Chile (0.3%)
	Banco de Chile	39,595,940	6,060
	Empresas COPEC SA	400,483	5,838
	Empresa Nacional de Electricidad SA. ADR	113,905	5,137
	SACI Falabella	500,027	4,973
	Cencosud SA	1,165,483	4,752

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Empresas CMPC SA	1,520,083	4,505
Enersis SA ADR	249,333	4,114
Latam Airlines Group SA	236,625	3,904
Banco Santander Chile ADR	134,736	3,309
Enersis SA	8,755,223	2,927
Sociedad Quimica y Minera de Chile SA ADR	99,985	2,761
Banco de Credito e Inversiones	45,300	2,660
Cia Cervecerias Unidas SA	174,621	2,334
Aguas Andinas SA Class A	3,086,829	2,082
Corpbanca SA	167,137,853	1,867
Colbun SA	7,121,889	1,765
Sociedad Matriz Banco de Chile Class B	4,677,214	1,733
ENTEL Chile SA	110,398	1,702
CAP SA	79,387	1,653
AES Gener SA	2,456,444	1,473
Embotelladora Andina SA Prior Pfd.	247,251	1,391
Latam Airlines Group SA	72,072	1,166
Banco Santander Chile	15,222,058	941
Empresa Nacional de Electricidad SA	350,630	536
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	56
		69,639
China (3.7%)
China Construction Bank Corp.	77,304,277	60,145
China Mobile Ltd.	5,575,704	57,941
Industrial & Commercial Bank of China Ltd.	77,225,500	54,137
Tencent Holdings Ltd.	983,772	53,646
Bank of China Ltd.	80,541,541	37,816
CNOOC Ltd.	17,203,536	34,992
PetroChina Co. Ltd.	22,566,000	25,698
China Petroleum & Chemical Corp.	27,361,400	22,149
China Life Insurance Co. Ltd.	7,986,000	21,081
Ping An Insurance Group Co. of China Ltd.	2,049,938	16,164
China Overseas Land & Investment Ltd.	4,385,760	13,592
Agricultural Bank of China Ltd.	24,698,715	11,902
China Shenhua Energy Co. Ltd.	3,655,500	11,120
China Merchants Bank Co. Ltd.	4,918,008	9,779
Hengan International Group Co. Ltd.	796,017	9,747
China Telecom Corp. Ltd.	17,392,000	9,085
China Pacific Insurance Group Co. Ltd.	2,397,920	8,665
Belle International Holdings Ltd.	5,644,839	7,959
China Unicom Hong Kong Ltd.	4,918,123	7,694
Lenovo Group Ltd.	6,601,966	7,072
Great Wall Motor Co. Ltd.	1,096,750	6,446
Bank of Communications Co. Ltd.	8,600,220	6,302
China Minsheng Banking Corp. Ltd.	5,487,300	6,288
China Resources Land Ltd.	2,056,883	5,959
China Resources Power Holdings Co. Ltd.	2,042,400	5,346
Brilliance China Automotive Holdings Ltd.	2,926,000	5,118
PICC Property & Casualty Co. Ltd.	3,257,523	4,995
Kunlun Energy Co. Ltd.	3,028,000	4,953
China CITIC Bank Corp. Ltd.	8,229,843	4,627
China Resources Enterprise Ltd.	1,302,000	4,611
China Oilfield Services Ltd.	1,642,000	4,589
ENN Energy Holdings Ltd.	772,000	4,577
China Merchants Holdings International Co. Ltd.	1,274,893	4,520
Anhui Conch Cement Co. Ltd.	1,279,000	4,463
Dongfeng Motor Group Co. Ltd.	3,130,000	4,425
Beijing Enterprises Holdings Ltd.	536,300	4,402
China Communications Construction Co. Ltd.	4,814,000	3,929
Shimao Property Holdings Ltd.	1,467,094	3,687
Huaneng Power International Inc.	3,444,000	3,595
^,* Byd Co. Ltd.	689,600	3,414
Tsingtao Brewery Co. Ltd.	398,000	3,259
Country Garden Holdings Co. Ltd.	4,556,287	3,124

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	China National Building Material Co. Ltd.	3,068,400	3,000
	China Longyuan Power Group Corp.	2,528,000	2,909
	Sinopharm Group Co. Ltd.	1,034,000	2,801
*	GCL-Poly Energy Holdings Ltd.	9,087,000	2,788
	Guangzhou Automobile Group Co. Ltd.	2,321,558	2,752
	China State Construction International Holdings Ltd.	1,630,000	2,746
	Jiangxi Copper Co. Ltd.	1,421,000	2,724
	China Coal Energy Co. Ltd.	4,411,000	2,707
	COSCO Pacific Ltd.	1,798,578	2,620
	China Railway Group Ltd.	4,401,000	2,485
	Haitong Securities Co. Ltd.	1,585,200	2,408
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,228,312	2,407
	Geely Automobile Holdings Ltd.	4,675,000	2,357
	China Vanke Co. Ltd. Class B	1,379,138	2,329
^	Evergrande Real Estate Group Ltd.	5,489,336	2,316
	Longfor Properties Co. Ltd.	1,413,000	2,306
^	Yanzhou Coal Mining Co. Ltd.	2,104,910	2,178
	China Railway Construction Corp. Ltd.	1,976,574	2,168
	Sino-Ocean Land Holdings Ltd.	3,336,685	2,116
	Kingboard Chemical Holdings Ltd.	802,600	2,115
	Weichai Power Co. Ltd.	509,200	2,038
	Guangdong Investment Ltd.	2,338,000	2,013
	Shenzhou International Group Holdings Ltd.	582,944	2,010
	GOME Electrical Appliances Holding Ltd.	12,828,357	1,985
^	CITIC Pacific Ltd.	1,390,000	1,979
	CITIC Securities Co. Ltd.	927,000	1,946
2	People's Insurance Co. Group of China Ltd.	4,004,000	1,892
	China Gas Holdings Ltd.	1,683,592	1,878
	China Resources Gas Group Ltd.	700,000	1,811
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,876,000	1,762
	Guangzhou R&F Properties Co. Ltd.	990,800	1,736
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,719
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	1,713
*	New China Life Insurance Co. Ltd.	605,700	1,711
	Haier Electronics Group Co. Ltd.	796,215	1,700
	China Communications Services Corp. Ltd.	2,686,800	1,647
*,2	Sinopec Engineering Group Co. Ltd.	1,119,093	1,639
^,*	Aluminum Corp. of China Ltd.	4,398,000	1,626
	Jiangsu Expressway Co. Ltd.	1,276,000	1,608
	CSR Corp. Ltd.	1,913,000	1,594
	Datang International Power Generation Co. Ltd.	3,476,000	1,592
	Greentown China Holdings Ltd.	813,121	1,583
	Agile Property Holdings Ltd.	1,310,000	1,581
	Shanghai Industrial Holdings Ltd.	472,000	1,561
	Chongqing Rural Commercial Bank	2,915,000	1,473
^	Zijin Mining Group Co. Ltd.	6,302,000	1,452
*	China Huishan Dairy Holdings Co. Ltd.	3,618,458	1,438
^,*	ZTE Corp.	657,826	1,434
	Air China Ltd.	2,080,000	1,419
	SOHO China Ltd.	1,603,000	1,405
	Zhejiang Expressway Co. Ltd.	1,512,000	1,394
	Yuexiu Property Co. Ltd.	4,950,000	1,380
	Nine Dragons Paper Holdings Ltd.	1,666,331	1,375
	Fosun International Ltd.	1,408,000	1,353
	ANTA Sports Products Ltd.	940,000	1,348
	China Resources Cement Holdings Ltd.	1,986,000	1,329
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,424,805	1,314
	China Everbright Ltd.	874,000	1,296
	Franshion Properties China Ltd.	3,720,000	1,292
*	China Taiping Insurance Holdings Co. Ltd.	802,400	1,252
^,*	China COSCO Holdings Co. Ltd.	2,619,800	1,244
	Shanghai Electric Group Co. Ltd.	3,444,000	1,217
	China BlueChemical Ltd.	1,872,000	1,203
	Shanghai Pharmaceuticals Holding Co. Ltd.	583,100	1,203

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Lee & Man Paper Manufacturing Ltd.	1,665,200	1,194
	China International Marine Containers Group Co. Ltd.	615,120	1,150
	Far East Horizon Ltd.	1,560,445	1,145
	Poly Property Group Co. Ltd.	1,850,000	1,134
	Beijing Capital International Airport Co. Ltd.	1,590,000	1,121
	Shenzhen International Holdings Ltd.	8,865,000	1,086
^,*	China Yurun Food Group Ltd.	1,589,000	1,052
	China Agri-Industries Holdings Ltd.	2,202,200	1,034
^,*	China Shipping Container Lines Co. Ltd.	3,933,700	974
^	Golden Eagle Retail Group Ltd.	648,000	972
	Shenzhen Investment Ltd.	2,414,808	966
	Sinopec Shanghai Petrochemical Co. Ltd.	3,651,000	964
	Wumart Stores Inc.	564,094	942
	Zhongsheng Group Holdings Ltd.	581,000	930
^,*	Li Ning Co. Ltd.	1,003,750	919
	Travelsky Technology Ltd.	1,041,000	890
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	534,490	864
	BBMG Corp.	1,203,500	864
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	230,000	833
*	Hopson Development Holdings Ltd.	656,000	805
	Guangshen Railway Co. Ltd.	1,502,000	799
	KWG Property Holding Ltd.	1,209,500	783
*,2	China Galaxy Securities Co. Ltd.	1,137,500	774
	Zhaojin Mining Industry Co. Ltd.	929,500	751
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	235,484	750
^,*	China Shipping Development Co. Ltd.	1,316,000	745
	China Southern Airlines Co. Ltd.	1,995,000	735
^,*	Angang Steel Co. Ltd.	1,104,000	668
^	Bosideng International Holdings Ltd.	2,846,000	657
	CSG Holding Co. Ltd. Class B	799,812	653
	Huadian Power International Corp. Ltd.	1,358,000	631
*	Renhe Commercial Holdings Co. Ltd.	10,734,000	604
*	China Eastern Airlines Corp. Ltd.	1,672,000	578
*	Metallurgical Corp. of China Ltd.	2,795,000	573
	China National Materials Co. Ltd.	2,625,000	572
	Dongfang Electric Corp. Ltd.	348,400	560
	China Molybdenum Co. Ltd.	1,375,000	556
^,*	China Zhongwang Holdings Ltd.	1,482,800	482
^,*	Maanshan Iron & Steel	1,818,000	464
	Weifu High-Technology Group Co. Ltd. Class B	147,300	453
	China Dongxiang Group Co.	2,813,000	439
	Harbin Electric Co. Ltd.	698,000	438
	Sinotrans Ltd.	1,776,000	438
	China Merchants Property Development Co. Ltd. Class B	144,550	434
	Kingboard Laminates Holdings Ltd.	1,035,500	426
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	208,900	425
*	China Foods Ltd.	934,000	424
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	407
^,*	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,434,000	397
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	440,500	388
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	386
^	Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	386
	Dazhong Transportation Group Co. Ltd. Class B	547,900	353
*	CITIC Resources Holdings Ltd.	2,472,690	348
	Lianhua Supermarket Holdings Co. Ltd.	528,200	339
	Sinotruk Hong Kong Ltd.	631,500	331
*	BOE Technology Group Co. Ltd. Class B	1,358,920	326
	Shenzhen Expressway Co. Ltd.	744,000	313
	Sinofert Holdings Ltd.	1,919,153	312
*	Chaoda Modern Agriculture Holdings Ltd.	2,603,884	299
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	288,860	298
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	294
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	291
	Anhui Expressway Co. Ltd.	518,000	291

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Sichuan Expressway Co. Ltd.	938,000	280
^ Sany Heavy Equipment International Holdings Co. Ltd.	966,000	279
Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	263
Guangzhou Shipyard International Co. Ltd.	176,800	261
Jiangling Motors Corp. Ltd. Class B	90,183	254
* Shanghai Haixin Group Co. Class B	462,434	246
Anhui Gujing Distillery Co. Ltd. Class B	125,900	243
Shanghai Friendship Group Inc. Co. Class B	188,490	234
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	196
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	182
Double Coin Holdings Ltd. Class B	255,000	175
* Huadian Energy Co. Ltd. Class B	468,600	141
Beijing North Star Co. Ltd.	620,000	139
Foshan Electrical and Lighting Co. Ltd. Class B	198,820	136
Shandong Chenming Paper Holdings Ltd.	311,500	127
Bengang Steel Plates Co. Class B	372,700	121
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	116
Jinzhou Port Co. Ltd. Class B	211,860	83
		747,276
Colombia (0.2%)
Ecopetrol SA	5,093,546	12,113
Bancolombia SA ADR	92,582	5,197
Grupo de Inversiones Suramericana SA	249,203	4,938
Almacenes Exito SA	233,071	3,904
Corp Financiera Colombiana SA	104,474	2,174
Cementos Argos SA	407,785	2,153
Grupo de Inversiones Suramericana SA Prior Pfd.	97,450	1,936
Interconexion Electrica SA ESP	346,066	1,712
Grupo Argos SA Prior Pfd.	123,418	1,432
Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,364
Isagen SA ESP	851,692	1,359
* Cemex Latam Holdings SA	175,787	1,345
Ecopetrol SA ADR	15,232	721
		40,348
Czech Republic (0.1%)
CEZ AS	170,731	4,913
Komercni Banka AS	16,560	4,102
Telefonica Czech Republic AS	104,854	1,710
		10,725
Denmark (0.8%)
Novo Nordisk A/S Class B	417,396	69,518
* Danske Bank A/S	841,849	19,671
AP Moeller - Maersk A/S Class B	1,459	14,116
Carlsberg A/S Class B	113,390	11,326
Novozymes A/S	246,773	9,665
TDC A/S	860,304	7,771
Coloplast A/S Class B	104,158	6,794
AP Moeller - Maersk A/S Class A	717	6,474
DSV A/S	183,048	5,355
Chr Hansen Holding A/S	101,812	3,773
^ FLSmidth & Co. A/S	55,220	2,756
* William Demant Holding A/S	24,106	2,387
Tryg A/S	25,656	2,343
H Lundbeck A/S	60,537	1,300
Rockwool International A/S Class B	6,226	979
		164,228
Egypt (0.0%)
Commercial International Bank Egypt SAE	600,045	3,717
* Global Telecom Holding GDR	518,384	1,754
Egypt Kuwait Holding Co. SAE	792,753	736
Telecom Egypt Co.	362,333	711
* Ezz Steel	349,074	643
* Egyptian Financial Group-Hermes Holding	541,418	631

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Talaat Moustafa Group	503,614	404
Sidi Kerir Petrochemicals Co.	165,354	397
ElSwedy Electric Co.	90,127	351
Alexandria Mineral Oils Co.	21,413	196
		9,540
Finland (0.6%)
* Nokia Oyj	4,010,459	30,483
Sampo	504,101	23,844
Kone Oyj Class B	202,198	17,826
Fortum Oyj	476,380	10,627
UPM-Kymmene Oyj	566,599	8,996
Wartsila OYJ Abp	177,467	7,874
Nokian Renkaat Oyj	141,029	7,133
Metso Oyj	145,372	5,722
Stora Enso Oyj	610,616	5,670
Neste Oil Oyj	139,981	2,776
Kesko Oyj Class B	71,033	2,360
		123,311
France (6.8%)
Total SA	2,176,202	133,517
Sanofi	1,226,078	130,729
BNP Paribas SA	1,046,209	77,182
LVMH Moet Hennessy Louis Vuitton SA	265,050	50,889
Schneider Electric SA	560,937	47,202
AXA SA	1,855,103	46,221
Air Liquide SA	332,945	45,252
Danone	585,320	43,351
Societe Generale SA	764,146	43,166
L'Oreal SA	250,316	42,741
European Aeronautic Defence and Space Co. NV	592,286	40,586
Vivendi SA	1,430,251	36,214
GDF Suez	1,394,711	34,566
Vinci SA	514,207	32,902
Unibail-Rodamco SE	103,947	27,158
Orange SA	1,928,351	26,507
Pernod Ricard SA	210,089	25,234
Carrefour SA	636,818	23,246
Essilor International SA	210,460	22,554
Cie de St-Gobain	423,171	22,212
Cie Generale des Etablissements Michelin	200,134	20,854
Kering	79,065	17,919
Legrand SA	278,178	15,766
Renault SA	178,353	15,561
Safran SA	241,055	15,369
Publicis Groupe SA	164,067	13,644
Lafarge SA	194,888	13,446
* Credit Agricole SA	1,063,914	12,792
Technip SA	113,509	11,889
Christian Dior SA	56,117	10,647
Cap Gemini SA	156,588	10,269
Electricite de France SA	277,845	9,724
* Alcatel-Lucent	2,439,650	9,346
Sodexo	96,086	9,323
SES SA	317,321	9,230
Alstom SA	232,308	8,624
Accor SA	185,512	8,292
Dassault Systemes SA	67,428	8,192
Valeo SA	81,783	8,091
Vallourec SA	123,997	7,381
Edenred	214,622	7,286
Veolia Environnement SA	424,658	7,285
Bureau Veritas SA	236,846	7,145
Arkema SA	62,512	7,072
Bouygues SA	176,089	6,870

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Zodiac Aerospace	41,052	6,569
	Thales SA	107,194	6,565
	Casino Guichard Perrachon SA	55,653	6,256
	Rexel SA	224,707	5,627
	Iliad SA	24,389	5,570
	STMicroelectronics NV	689,358	5,303
	Natixis	985,108	5,298
	SCOR SE	149,680	5,283
	AtoS	58,278	4,968
	Groupe Eurotunnel SA	509,089	4,928
	Suez Environnement Co.	279,070	4,866
	Wendel SA	33,358	4,649
	Klepierre	102,773	4,610
	Aeroports de Paris	42,303	4,519
	Lagardere SCA	119,885	4,355
	Eutelsat Communications SA	137,310	4,343
*	CGG SA	188,122	4,135
	Societe BIC SA	29,931	3,738
	Bollore SA	6,221	3,392
^,*	Peugeot SA	240,980	3,170
	Hermes International	9,121	3,103
	CNP Assurances	173,962	3,065
	ICADE	33,189	3,053
	Fonciere Des Regions	35,566	3,046
	Imerys SA	35,536	2,851
	JCDecaux SA	69,722	2,794
	Remy Cointreau SA	27,226	2,682
	Eurazeo SA	34,658	2,617
	Gecina SA	19,238	2,567
	SEB SA	28,344	2,543
	Eiffage SA	42,858	2,540
	Societe Television Francaise 1	109,693	2,114
	Euler Hermes SA	13,650	1,802
*	Air France-KLM	169,069	1,763
	BioMerieux	15,971	1,603
	Ipsen SA	31,691	1,388
	Eramet	10,321	980
			1,362,101
Germany (6.2%)
	Bayer AG	885,903	109,899
	Siemens AG	849,227	108,525
	BASF SE	988,945	102,667
	Daimler AG	1,068,813	87,509
	Allianz SE	487,762	81,897
	SAP AG	957,512	74,928
	Deutsche Bank AG	1,091,981	52,775
	Deutsche Telekom AG	3,290,314	51,707
	Bayerische Motoren Werke AG	347,771	39,360
	Volkswagen AG Prior Pfd.	154,715	39,237
	Linde AG	197,910	37,569
	E.ON SE	1,959,579	35,720
	Muenchener Rueckversicherungs AG	170,766	35,627
	Deutsche Post AG	900,952	30,427
	Adidas AG	223,630	25,482
	Continental AG	115,620	21,143
	Henkel AG & Co. KGaA Prior Pfd.	186,132	20,097
	RWE AG	516,381	19,025
	Fresenius SE & Co. KGaA	140,419	18,228
	Porsche Automobil Holding SE Prior Pfd.	164,700	15,379
	Fresenius Medical Care AG & Co. KGaA	229,942	15,196
	Deutsche Boerse AG	200,499	15,083
*	Commerzbank AG	1,013,172	12,958
	HeidelbergCement AG	151,416	11,922
	Merck KGaA	69,224	11,516

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Henkel AG & Co. KGaA	122,942	11,339
Infineon Technologies AG	1,165,257	11,273
* ThyssenKrupp AG	411,676	10,503
Beiersdorf AG	107,314	10,233
Brenntag AG	55,505	9,392
GEA Group AG	190,694	8,288
Volkswagen AG	31,877	7,795
Metro AG	143,479	6,727
LANXESS AG	88,432	6,211
* QIAGEN NV	254,811	5,848
^ K&S AG	206,866	5,256
Hannover Rueck SE	65,514	5,243
* Deutsche Lufthansa AG	254,341	4,917
* OSRAM Licht AG	92,177	4,774
MAN SE	38,370	4,622
Bilfinger SE	40,872	4,536
Hugo Boss AG	31,848	4,149
United Internet AG	98,850	3,899
MTU Aero Engines AG	35,315	3,522
Fraport AG Frankfurt Airport Services Worldwide	40,449	3,129
Fuchs Petrolub SE Prior Pfd.	37,221	3,005
^ Celesio AG	93,938	2,921
Hochtief AG	31,653	2,863
* Evonik Industries AG	72,795	2,767
Axel Springer AG	43,605	2,631
Software AG	66,022	2,445
Kabel Deutschland Holding AG	19,077	2,395
Suedzucker AG	72,940	2,346
* Telefonica Deutschland Holding AG	281,138	2,215
* TUI AG	158,947	2,106
Salzgitter AG	40,493	1,782
^ Wacker Chemie AG	16,705	1,569
Fielmann AG	13,276	1,485
* Talanx AG	39,681	1,360
Fuchs Petrolub SE	18,238	1,240
Puma SE	3,928	1,169
Deutsche Postbank AG	16,138	790
Generali Deutschland Holding AG	4,026	620
		1,241,241
Greece (0.0%)
* Hellenic Telecommunications Organization SA	260,960	3,284
Hellenic Petroleum SA	73,167	952
		4,236
Hong Kong (2.5%)
AIA Group Ltd.	12,905,681	65,533
Hutchison Whampoa Ltd.	2,558,722	31,883
Cheung Kong Holdings Ltd.	1,407,331	21,978
Sun Hung Kai Properties Ltd.	1,648,639	21,595
Hong Kong Exchanges and Clearing Ltd.	1,227,400	19,800
Sands China Ltd.	2,578,400	18,333
* Galaxy Entertainment Group Ltd.	2,217,000	16,550
Hong Kong & China Gas Co. Ltd.	6,016,586	14,055
Jardine Matheson Holdings Ltd.	254,746	13,881
Wharf Holdings Ltd.	1,641,275	13,812
Hang Seng Bank Ltd.	821,100	13,686
CLP Holdings Ltd.	1,668,757	13,429
BOC Hong Kong Holdings Ltd.	3,841,882	12,547
Link REIT	2,426,843	12,209
Power Assets Holdings Ltd.	1,435,812	11,962
Want Want China Holdings Ltd.	7,060,805	10,857
Li & Fung Ltd.	6,173,555	8,728
Swire Pacific Ltd. Class A	744,441	8,604
Jardine Strategic Holdings Ltd.	238,000	8,059
Hang Lung Properties Ltd.	2,447,000	8,058

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Hongkong Land Holdings Ltd.	1,280,265	7,874
	Henderson Land Development Co. Ltd.	1,131,032	6,693
	China Mengniu Dairy Co. Ltd.	1,513,000	6,656
	SJM Holdings Ltd.	1,943,000	6,282
	Bank of East Asia Ltd.	1,430,007	6,197
	Tingyi Cayman Islands Holding Corp.	2,095,667	5,921
	MTR Corp. Ltd.	1,450,500	5,619
	New World Development Co. Ltd.	4,005,705	5,541
	Prada SPA	543,706	5,305
	Hang Lung Group Ltd.	882,741	4,670
	Sino Land Co. Ltd.	3,239,600	4,544
	Wynn Macau Ltd.	1,142,100	4,384
	Wheelock & Co. Ltd.	846,000	4,317
	Sun Art Retail Group Ltd.	2,452,555	4,017
	Esprit Holdings Ltd.	2,035,544	3,737
	Cheung Kong Infrastructure Holdings Ltd.	530,000	3,688
	Samsonite International SA	1,333,520	3,645
	Techtronic Industries Co.	1,418,000	3,561
	Swire Properties Ltd.	1,243,100	3,367
	AAC Technologies Holdings Inc.	743,500	3,286
	Hysan Development Co. Ltd.	665,000	3,111
	Wing Hang Bank Ltd.	208,000	2,963
	Kerry Properties Ltd.	680,000	2,949
	Shangri-La Asia Ltd.	1,608,390	2,947
	First Pacific Co. Ltd.	2,494,350	2,836
	MGM China Holdings Ltd.	807,376	2,784
	Melco International Development Ltd.	830,000	2,605
	ASM Pacific Technology Ltd.	254,500	2,453
	VTech Holdings Ltd.	169,600	2,435
	Yue Yuen Industrial Holdings Ltd.	883,830	2,427
	Cathay Pacific Airways Ltd.	1,086,015	2,151
	NWS Holdings Ltd.	1,368,500	2,137
	Xinyi Glass Holdings Ltd.	1,966,000	1,947
	Hopewell Holdings Ltd.	560,500	1,888
	Chow Tai Fook Jewellery Group Ltd.	1,127,400	1,869
	PCCW Ltd.	4,090,000	1,847
	Television Broadcasts Ltd.	307,100	1,795
^,*	Semiconductor Manufacturing International Corp.	22,496,000	1,664
	New World China Land Ltd.	2,729,400	1,499
*	FIH Mobile Ltd.	2,541,000	1,431
	Shougang Fushan Resources Group Ltd.	3,658,000	1,232
	Champion REIT	2,711,000	1,208
	Shui On Land Ltd.	3,459,200	1,206
	Cafe de Coral Holdings Ltd.	348,000	1,194
^	Uni-President China Holdings Ltd.	1,132,752	1,132
	Johnson Electric Holdings Ltd.	1,503,500	1,082
	Orient Overseas International Ltd.	206,500	1,067
	Lifestyle International Holdings Ltd.	488,000	1,063
	L'Occitane International SA	461,500	1,048
	Shun Tak Holdings Ltd.	1,791,625	1,038
	Huabao International Holdings Ltd.	2,073,000	910
	Great Eagle Holdings Ltd.	253,000	901
	Dah Sing Financial Holdings Ltd.	141,700	881
	Dah Sing Banking Group Ltd.	366,120	689
	Texwinca Holdings Ltd.	660,000	674
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	557
*	Brightoil Petroleum Holdings Ltd.	3,104,000	532
	China Travel International Inv HK	2,748,000	532
^,*	United Co. RUSAL plc	1,684,876	514
	Parkson Retail Group Ltd.	1,438,000	494
	Hopewell Highway Infrastructure Ltd.	969,600	478
	Kowloon Development Co. Ltd.	311,000	384
^,*	China Rongsheng Heavy Industries Group Holdings Ltd.	2,784,229	334
	Hutchison Harbour Ring Ltd.	2,988,000	235

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Mongolian Mining Corp.	884,200	145
		510,131
Hungary (0.1%)
OTP Bank plc	263,690	5,470
MOL Hungarian Oil & Gas plc	49,883	3,411
* Richter Gedeon Nyrt	153,119	2,912
Magyar Telekom Telecommunications plc	440,019	603
		12,396
India (1.6%)
Infosys Ltd. ADR	505,622	26,828
Housing Development Finance Corp.	1,636,476	22,739
Tata Consultancy Services Ltd.	499,048	17,147
2 Reliance Industries Ltd. GDR	570,531	17,006
HDFC Bank Ltd. ADR	405,926	14,715
ICICI Bank Ltd. ADR	298,084	11,124
ITC Ltd.	2,000,763	10,890
Oil & Natural Gas Corp. Ltd.	2,181,489	10,424
Reliance Industries Ltd.	573,555	8,534
Bharti Airtel Ltd.	1,358,997	8,111
Sun Pharmaceutical Industries Ltd.	814,155	8,053
Hindustan Unilever Ltd.	757,099	7,505
^ Wipro Ltd. ADR	579,197	6,429
Tata Motors Ltd.	1,017,624	6,328
Sesa Sterlite Ltd.	1,578,848	5,177
NTPC Ltd.	2,075,407	5,028
State Bank of India GDR	83,359	4,888
Axis Bank Ltd.	240,816	4,786
Mahindra & Mahindra Ltd.	316,119	4,560
Dr Reddy's Laboratories Ltd. ADR	98,497	3,905
HCL Technologies Ltd.	217,715	3,881
United Spirits Ltd.	89,924	3,765
Larsen & Toubro Ltd.	231,104	3,658
Kotak Mahindra Bank Ltd.	279,659	3,423
Coal India Ltd.	662,436	3,101
Hero MotoCorp Ltd.	83,770	2,831
Asian Paints Ltd.	305,718	2,679
Bajaj Auto Ltd.	72,834	2,523
Cairn India Ltd.	476,833	2,454
Idea Cellular Ltd.	841,430	2,364
Cipla Ltd.	336,829	2,262
Lupin Ltd.	156,215	2,254
Ultratech Cement Ltd.	69,869	2,234
Maruti Suzuki India Ltd.	82,514	2,194
Zee Entertainment Enterprises Ltd.	502,433	2,174
Nestle India Ltd.	23,723	2,161
Ambuja Cements Ltd.	652,388	1,996
Power Grid Corp. of India Ltd.	1,182,960	1,947
IndusInd Bank Ltd.	268,208	1,941
GAIL India Ltd.	328,039	1,884
NMDC Ltd.	831,608	1,877
Godrej Consumer Products Ltd.	124,912	1,770
JSW Steel Ltd.	120,182	1,682
Hindalco Industries Ltd.	826,968	1,546
Reliance Communications Ltd.	622,673	1,489
Jindal Steel & Power Ltd.	379,234	1,478
IDFC Ltd.	850,558	1,464
Tech Mahindra Ltd.	56,031	1,413
Bharat Heavy Electricals Ltd.	592,344	1,358
Shriram Transport Finance Co. Ltd.	133,426	1,326
Tata Steel Ltd.	236,621	1,289
Dabur India Ltd.	443,846	1,288
DLF Ltd.	486,907	1,198
Adani Ports and Special Economic Zone Ltd.	500,974	1,186
Indian Oil Corp. Ltd.	342,895	1,126

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Tata Power Co. Ltd.	843,153	1,126
* Oracle Financial Services Software Ltd.	21,224	1,107
Rural Electrification Corp. Ltd.	350,844	1,107
Bharat Petroleum Corp. Ltd.	188,254	1,101
Grasim Industries Ltd.	22,549	1,033
Yes Bank Ltd.	171,993	1,030
United Breweries Ltd.	67,658	1,017
Glenmark Pharmaceuticals Ltd.	106,346	972
Oil India Ltd.	122,048	941
Reliance Infrastructure Ltd.	130,856	918
Titan Industries Ltd.	209,699	911
Adani Enterprises Ltd.	267,952	905
Bank of Baroda	83,470	873
ACC Ltd.	45,469	839
Steel Authority of India Ltd.	820,447	822
GlaxoSmithKline Pharmaceuticals Ltd.	20,637	816
* Ranbaxy Laboratories Ltd.	128,021	812
Siemens Ltd.	85,767	812
GlaxoSmithKline Consumer Healthcare Ltd.	10,585	802
Piramal Enterprises Ltd.	85,836	785
Jaiprakash Associates Ltd.	1,013,297	783
Reliance Capital Ltd.	122,183	736
ICICI Bank Ltd.	40,295	730
Infosys Ltd.	13,464	719
Power Finance Corp. Ltd.	321,581	703
* Reliance Power Ltd.	569,512	678
Colgate-Palmolive India Ltd.	32,913	664
Indiabulls Housing Finance Ltd.	190,150	656
HDFC Bank Ltd.	57,827	644
Divi's Laboratories Ltd.	40,503	640
Punjab National Bank	71,765	635
Castrol India Ltd.	120,359	599
Shree Cement Ltd.	8,229	593
Wipro Ltd.	75,365	587
Aditya Birla Nuvo Ltd.	29,284	585
Dr Reddy's Laboratories Ltd.	14,261	568
Mphasis Ltd.	82,000	565
Hindustan Zinc Ltd.	259,833	564
Container Corp. Of India	44,767	551
Sun TV Network Ltd.	80,010	547
Cadila Healthcare Ltd.	49,884	537
NHPC Ltd.	1,806,077	531
ABB India Ltd.	51,284	525
Bharat Forge Ltd.	100,344	488
Cummins India Ltd.	69,284	445
GMR Infrastructure Ltd.	1,224,671	439
Hindustan Petroleum Corp. Ltd.	133,397	436
Exide Industries Ltd.	212,450	431
* Unitech Ltd.	1,523,516	430
Bank of India	124,992	426
Bharti Infratel Ltd.	155,141	416
Union Bank of India	188,519	379
Canara Bank	89,942	377
Bajaj Holdings and Investment Ltd.	26,935	362
Godrej Industries Ltd.	73,817	355
Bharat Electronics Ltd.	19,420	337
Tata Communications Ltd.	72,669	312
* Adani Power Ltd.	582,769	310
JSW Energy Ltd.	404,030	305
Tata Chemicals Ltd.	61,655	269
IDBI Bank Ltd.	221,181	244
Wockhardt Ltd.	32,119	233
Ashok Leyland Ltd.	808,985	226
Crompton Greaves Ltd.	127,634	219

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Great Eastern Shipping Co. Ltd.	38,057	173
Torrent Power Ltd.	100,414	137
Oriental Bank of Commerce	45,577	134
Corp Bank	22,522	105
* Essar Oil Ltd.	117,332	100
* Mangalore Refinery & Petrochemicals Ltd.	149,186	98
		318,648
Indonesia (0.5%)
Astra International Tbk PT	21,550,358	12,706
Bank Central Asia Tbk PT	13,143,000	12,177
* Telekomunikasi Indonesia Persero Tbk PT	53,672,500	11,164
Bank Rakyat Indonesia Persero Tbk PT	11,486,000	8,061
Bank Mandiri Persero Tbk PT	9,891,478	7,553
Perusahaan Gas Negara Persero Tbk PT	11,414,500	5,163
Semen Indonesia Persero Tbk PT	3,301,000	4,200
Bank Negara Indonesia Persero Tbk PT	7,974,644	3,399
Unilever Indonesia Tbk PT	1,264,500	3,362
Charoen Pokphand Indonesia Tbk PT	8,159,500	2,820
Indofood Sukses Makmur Tbk PT	4,693,000	2,765
United Tractors Tbk PT	1,723,358	2,675
Indocement Tunggal Prakarsa Tbk PT	1,386,000	2,569
Kalbe Farma Tbk PT	22,250,981	2,562
Gudang Garam Tbk PT	615,000	2,011
Adaro Energy Tbk PT	15,220,458	1,376
Indofood CBP Sukses Makmur Tbk PT	1,353,000	1,343
XL Axiata Tbk PT	3,019,000	1,197
Bank Danamon Indonesia Tbk PT	3,126,894	1,194
Media Nusantara Citra Tbk PT	5,084,000	1,126
Indo Tambangraya Megah Tbk PT	399,000	1,058
Jasa Marga Persero Tbk PT	2,131,500	992
Tambang Batubara Bukit Asam Persero Tbk PT	805,000	868
* Bumi Resources Tbk PT	20,680,500	833
Global Mediacom Tbk PT	4,108,500	696
Astra Agro Lestari Tbk PT	400,000	659
Indosat Tbk PT	1,188,500	464
Vale Indonesia Tbk PT	2,111,500	462
Aneka Tambang Persero Tbk PT	3,116,500	442
		95,897
Ireland (0.2%)
* Bank of Ireland	27,431,596	10,026
Kerry Group plc Class A	154,878	9,919
* Elan Corp. plc	509,278	8,459
Ryanair Holdings plc ADR	137,258	6,892
Ryanair Holdings plc	58,749	486
		35,782
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	917,867	34,106
Bank Hapoalim BM	1,045,918	5,599
* Bank Leumi Le-Israel BM	1,363,379	5,190
Israel Chemicals Ltd.	483,184	3,995
Bezeq The Israeli Telecommunication Corp. Ltd.	2,068,246	3,596
NICE Systems Ltd.	61,755	2,421
* Israel Discount Bank Ltd. Class A	828,631	1,654
Delek Group Ltd.	4,780	1,650
Elbit Systems Ltd.	28,739	1,534
Mizrahi Tefahot Bank Ltd.	115,691	1,356
Gazit-Globe Ltd.	90,775	1,240
* Israel Corp. Ltd.	2,344	1,179
Azrieli Group	36,114	1,158
Osem Investments Ltd.	40,567	895
* EZchip Semiconductor Ltd.	29,223	770
* Partner Communications Co. Ltd.	91,767	753
* Paz Oil Co. Ltd.	4,811	747

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Shikun & Binui Ltd.	289,766	693
	Harel Insurance Investments & Financial Services Ltd.	111,920	656
*	Cellcom Israel Ltd. (Registered)	50,556	589
	Strauss Group Ltd.	29,498	520
*	Delek Energy Systems Ltd.	709	489
	Clal Insurance Enterprises Holdings Ltd.	22,729	445
	First International Bank Of Israel Ltd.	22,480	369
*	Ormat Industries	53,230	360
	Delek Automotive Systems Ltd.	29,330	325
	Migdal Insurance & Financial Holding Ltd.	171,429	299
*	Oil Refineries Ltd.	897,312	290
	Shufersal Ltd.	56,514	228
*	Koor Industries Ltd.	11,063	228
			73,334
Italy (1.6%)
	Eni SPA	2,638,738	66,990
	UniCredit SPA	4,771,573	35,818
	Assicurazioni Generali SPA	1,350,821	31,581
	Enel SPA	6,948,642	30,657
	Intesa Sanpaolo SPA (Registered)	11,786,996	29,242
	Snam SPA	2,225,495	11,467
	Telecom Italia SPA (Registered)	11,066,686	10,796
	Luxottica Group SPA	183,561	9,944
	Terna Rete Elettrica Nazionale SPA	1,526,946	7,559
*	Fiat SPA	917,644	7,201
	Atlantia SPA	308,068	6,752
	Tenaris SA ADR	137,850	6,453
	Unione di Banche Italiane SCPA	909,076	6,283
	Saipem SPA	266,935	6,244
	Prysmian SPA	229,044	5,595
	Tenaris SA	229,779	5,376
	Telecom Italia SPA (Bearer)	6,367,624	4,980
	Mediobanca SPA	460,363	4,195
	Exor SPA	104,327	4,136
	Pirelli & C. SPA	280,559	3,947
	Enel Green Power SPA	1,616,504	3,932
*	Banco Popolare SC	1,879,266	3,733
*	Mediaset SPA	713,219	3,562
*	Finmeccanica SPA	431,902	3,165
	Davide Campari-Milano SPA	321,918	2,805
	Gtech SPA	72,905	2,214
^,*	Banca Monte dei Paschi di Siena SPA	6,333,715	1,997
	Mediolanum SPA	221,515	1,928
*	World Duty Free SPA	135,684	1,503
	Buzzi Unicem SPA	73,614	1,274
	Parmalat SPA	368,551	1,240
*	Autogrill SPA	135,684	1,218
			323,787
Japan (15.9%)
	Toyota Motor Corp.	2,838,449	184,040
	Mitsubishi UFJ Financial Group Inc.	15,157,907	96,530
	Honda Motor Co. Ltd.	1,919,746	76,661
	SoftBank Corp.	1,007,954	75,273
	Sumitomo Mitsui Financial Group Inc.	1,440,014	69,604
	Mizuho Financial Group Inc.	25,596,391	53,728
	Japan Tobacco Inc.	1,245,900	45,081
	Takeda Pharmaceutical Co. Ltd.	827,231	39,421
	Mitsubishi Estate Co. Ltd.	1,353,247	38,675
	Canon Inc.	1,211,377	38,227
	East Japan Railway Co.	406,526	35,315
	Hitachi Ltd.	4,967,658	34,749
	FANUC Corp.	211,190	33,877
	KDDI Corp.	586,794	31,779
	Mitsubishi Corp.	1,539,894	31,154

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Seven & I Holdings Co. Ltd.	835,329	30,914
Mitsui Fudosan Co. Ltd.	913,500	30,261
Nippon Steel & Sumitomo Metal Corp.	9,052,069	29,877
Nomura Holdings Inc.	3,756,300	27,748
Astellas Pharma Inc.	496,256	27,664
Nissan Motor Co. Ltd.	2,716,025	27,272
Mitsui & Co. Ltd.	1,853,918	26,485
Central Japan Railway Co.	195,312	25,326
Shin-Etsu Chemical Co. Ltd.	441,073	24,939
Sumitomo Realty & Development Co. Ltd.	524,700	24,827
Denso Corp.	514,445	24,729
Bridgestone Corp.	714,897	24,509
NTT DOCOMO Inc.	1,517,000	24,067
Tokio Marine Holdings Inc.	723,527	23,720
Panasonic Corp.	2,283,120	23,401
Mitsubishi Electric Corp.	2,124,148	23,349
ORIX Corp.	1,311,200	22,711
Komatsu Ltd.	1,020,600	22,392
Nippon Telegraph & Telephone Corp.	428,857	22,292
Mitsubishi Heavy Industries Ltd.	3,432,000	21,811
Keyence Corp.	48,421	20,753
Sumitomo Mitsui Trust Holdings Inc.	4,117,168	20,335
ITOCHU Corp.	1,663,870	20,007
Kubota Corp.	1,347,266	19,948
Fast Retailing Co. Ltd.	56,300	18,951
Kao Corp.	563,900	18,780
Toshiba Corp.	4,388,452	18,652
Sony Corp.	1,069,200	18,652
Fuji Heavy Industries Ltd.	681,200	18,625
Kyocera Corp.	349,724	18,161
Murata Manufacturing Co. Ltd.	215,700	17,314
Daiwa Securities Group Inc.	1,887,500	17,240
Daikin Industries Ltd.	287,714	16,553
Sumitomo Corp.	1,206,438	15,700
SMC Corp.	65,953	15,355
MS&AD Insurance Group Holdings	585,375	15,136
Dai-ichi Life Insurance Co. Ltd.	1,030,500	14,711
Tokyo Gas Co. Ltd.	2,687,242	14,581
Daiwa House Industry Co. Ltd.	703,006	14,084
Kirin Holdings Co. Ltd.	961,756	14,057
Marubeni Corp.	1,782,174	13,953
Daiichi Sankyo Co. Ltd.	741,740	13,753
Secom Co. Ltd.	222,544	13,407
* Mazda Motor Corp.	2,887,000	12,996
JX Holdings Inc.	2,600,130	12,857
Nintendo Co. Ltd.	114,000	12,820
Asahi Group Holdings Ltd.	461,783	12,489
Sumitomo Electric Industries Ltd.	821,394	12,308
FUJIFILM Holdings Corp.	490,772	12,006
Otsuka Holdings Co. Ltd.	414,100	11,794
Eisai Co. Ltd.	296,611	11,652
Nidec Corp.	119,296	11,626
JFE Holdings Inc.	499,200	11,349
Hoya Corp.	471,800	11,313
Inpex Corp.	978,800	11,307
Suzuki Motor Corp.	448,800	11,285
Chubu Electric Power Co. Inc.	759,765	11,247
Asahi Kasei Corp.	1,423,407	10,833
NKSJ Holdings Inc.	410,400	10,623
* Kansai Electric Power Co. Inc.	832,000	10,531
Resona Holdings Inc.	2,013,773	10,475
Toray Industries Inc.	1,648,390	10,300
Tokyo Electron Ltd.	186,266	10,221
* Olympus Corp.	317,437	10,155

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Ajinomoto Co. Inc.	682,697	9,553
Terumo Corp.	196,501	9,517
Nitto Denko Corp.	179,359	9,406
Tokyu Corp.	1,351,537	9,204
Yamato Holdings Co. Ltd.	427,658	9,197
West Japan Railway Co.	204,494	9,170
Dentsu Inc.	241,118	9,110
JGC Corp.	235,604	9,015
Oriental Land Co. Ltd.	56,001	8,967
Osaka Gas Co. Ltd.	2,123,921	8,946
Aeon Co. Ltd.	637,900	8,705
Omron Corp.	227,800	8,693
Sekisui House Ltd.	603,589	8,664
Isuzu Motors Ltd.	1,383,200	8,614
Aisin Seiki Co. Ltd.	212,009	8,613
T&D Holdings Inc.	711,079	8,537
Daito Trust Construction Co. Ltd.	82,700	8,444
* Tokyo Electric Power Co. Inc.	1,574,963	8,405
* Fujitsu Ltd.	1,919,055	8,245
Ricoh Co. Ltd.	765,141	8,081
Unicharm Corp.	125,293	8,047
Toyota Industries Corp.	181,957	8,026
Sumitomo Metal Mining Co. Ltd.	565,700	7,835
Hankyu Hanshin Holdings Inc.	1,373,700	7,705
Shionogi & Co. Ltd.	346,300	7,663
Shizuoka Bank Ltd.	670,877	7,548
Ono Pharmaceutical Co. Ltd.	99,600	7,531
Shimano Inc.	85,500	7,483
Bank of Yokohama Ltd.	1,339,869	7,388
Shiseido Co. Ltd.	422,699	7,231
LIXIL Group Corp.	307,373	7,215
Makita Corp.	139,200	7,039
Kintetsu Corp.	1,909,500	7,027
* Kyushu Electric Power Co. Inc.	494,548	6,963
Dai Nippon Printing Co. Ltd.	662,566	6,961
Nikon Corp.	374,220	6,918
Mitsubishi Chemical Holdings Corp.	1,460,715	6,838
Yahoo Japan Corp.	1,452,300	6,776
Toyota Tsusho Corp.	240,602	6,683
IHI Corp.	1,558,000	6,597
Kawasaki Heavy Industries Ltd.	1,645,037	6,428
Odakyu Electric Railway Co. Ltd.	664,210	6,410
Asahi Glass Co. Ltd.	1,015,300	6,271
NEC Corp.	2,767,000	6,215
* Tohoku Electric Power Co. Inc.	511,300	6,189
Sumitomo Chemical Co. Ltd.	1,673,500	6,129
Yakult Honsha Co. Ltd.	119,340	6,062
Chiba Bank Ltd.	840,500	5,992
Taisei Corp.	1,162,700	5,965
Tobu Railway Co. Ltd.	1,147,690	5,949
Isetan Mitsukoshi Holdings Ltd.	389,240	5,899
Chugai Pharmaceutical Co. Ltd.	244,700	5,750
Taiheiyo Cement Corp.	1,339,000	5,679
Lawson Inc.	70,400	5,646
TDK Corp.	131,700	5,597
Sega Sammy Holdings Inc.	216,600	5,553
Mitsubishi Materials Corp.	1,381,000	5,403
NSK Ltd.	505,000	5,395
* Tokyu Fudosan Holdings Corp.	544,523	5,349
Nippon Yusen KK	1,748,700	5,343
NGK Spark Plug Co. Ltd.	232,608	5,312
Hulic Co. Ltd.	331,043	5,268
Keikyu Corp.	558,657	5,259
Chugoku Electric Power Co. Inc.	339,500	5,204

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Sekisui Chemical Co. Ltd.	447,000	5,193
	TOTO Ltd.	364,000	5,148
	Toppan Printing Co. Ltd.	648,000	5,118
	Sysmex Corp.	77,210	5,115
	Electric Power Development Co. Ltd.	159,800	5,107
	Hirose Electric Co. Ltd.	33,400	5,096
	Mitsui OSK Lines Ltd.	1,201,500	5,086
*	Kobe Steel Ltd.	2,870,000	5,070
	Nippon Express Co. Ltd.	998,500	5,014
	NGK Insulators Ltd.	293,000	4,928
	Credit Saison Co. Ltd.	172,784	4,729
*	Sharp Corp.	1,594,657	4,717
^,*	Mitsubishi Motors Corp.	417,420	4,691
	Yamaha Motor Co. Ltd.	305,900	4,686
	NTT Data Corp.	140,100	4,658
	Konica Minolta Inc.	559,289	4,631
	Oji Holdings Corp.	1,011,200	4,621
	Hisamitsu Pharmaceutical Co. Inc.	84,401	4,567
	Obayashi Corp.	708,700	4,541
	Kuraray Co. Ltd.	381,300	4,477
	Santen Pharmaceutical Co. Ltd.	86,500	4,391
	Keio Corp.	633,031	4,386
	Daihatsu Motor Co. Ltd.	218,200	4,237
	JSR Corp.	221,900	4,227
	Tokyo Tatemono Co. Ltd.	448,000	4,206
	Rohm Co. Ltd.	102,100	4,191
	Trend Micro Inc.	112,200	4,173
	MEIJI Holdings Co. Ltd.	74,445	4,162
	J Front Retailing Co. Ltd.	528,400	4,112
	Namco Bandai Holdings Inc.	215,700	4,066
	Fukuoka Financial Group Inc.	898,700	4,054
	Kajima Corp.	953,200	4,046
	Nippon Paint Co. Ltd.	239,000	4,020
	Joyo Bank Ltd.	773,072	4,015
	Shinsei Bank Ltd.	1,705,000	3,992
	Hino Motors Ltd.	282,000	3,985
	Toyo Seikan Group Holdings Ltd.	188,800	3,924
	Nissin Foods Holdings Co. Ltd.	91,400	3,912
	Stanley Electric Co. Ltd.	167,200	3,889
	Nitori Holdings Co. Ltd.	39,991	3,751
	Japan Airlines Co. Ltd.	63,394	3,706
	Yokogawa Electric Corp.	282,600	3,693
	Mitsubishi Gas Chemical Co. Inc.	443,000	3,620
	Aozora Bank Ltd.	1,243,488	3,615
	Kansai Paint Co. Ltd.	269,000	3,615
	Don Quijote Co. Ltd.	54,000	3,595
	Nomura Research Institute Ltd.	105,800	3,551
	Shimizu Corp.	686,000	3,518
	Sony Financial Holdings Inc.	187,800	3,507
	Taisho Pharmaceutical Holdings Co. Ltd.	49,000	3,441
	Yaskawa Electric Corp.	265,000	3,432
	Iyo Bank Ltd.	326,200	3,406
	Suruga Bank Ltd.	214,000	3,395
	Kikkoman Corp.	185,000	3,372
	USS Co. Ltd.	230,000	3,368
	Bank of Kyoto Ltd.	382,000	3,366
	Amada Co. Ltd.	387,000	3,329
	Mitsubishi Tanabe Pharma Corp.	235,500	3,321
	JTEKT Corp.	257,700	3,308
	Asics Corp.	187,100	3,299
	Aeon Mall Co. Ltd.	115,780	3,288
	Toyo Suisan Kaisha Ltd.	103,000	3,276
	Sanrio Co. Ltd.	58,888	3,236
	Brother Industries Ltd.	284,700	3,235

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Mitsubishi UFJ Lease & Finance Co. Ltd.	569,400	3,220
Shimamura Co. Ltd.	28,332	3,185
Nomura Real Estate Holdings Inc.	125,700	3,180
Hachijuni Bank Ltd.	514,000	3,175
Rinnai Corp.	40,900	3,166
Kyowa Hakko Kirin Co. Ltd.	284,000	3,137
Nippon Meat Packers Inc.	213,000	3,119
Toho Co. Ltd.	145,500	3,118
Keisei Electric Railway Co. Ltd.	300,000	3,098
Shimadzu Corp.	316,000	3,094
Yokohama Rubber Co. Ltd.	313,000	3,062
Hokuhoku Financial Group Inc.	1,484,000	3,060
SBI Holdings Inc.	251,320	3,041
AEON Financial Service Co. Ltd.	98,200	3,016
* Shikoku Electric Power Co. Inc.	168,372	3,005
Hokuriku Electric Power Co.	208,200	2,965
Nabtesco Corp.	120,000	2,929
FamilyMart Co. Ltd.	65,100	2,916
Yamaha Corp.	194,400	2,903
Suzuken Co. Ltd.	79,425	2,868
THK Co. Ltd.	130,300	2,844
^ Dena Co. Ltd.	129,900	2,831
Sankyo Co. Ltd.	59,500	2,830
Takashimaya Co. Ltd.	295,000	2,815
Toho Gas Co. Ltd.	538,000	2,805
Seiko Epson Corp.	171,800	2,804
Marui Group Co. Ltd.	292,800	2,803
Nissan Chemical Industries Ltd.	178,000	2,798
Nisshin Seifun Group Inc.	257,750	2,794
Miraca Holdings Inc.	61,300	2,762
^ Casio Computer Co. Ltd.	287,626	2,753
Sojitz Corp.	1,414,500	2,747
TonenGeneral Sekiyu KK	295,000	2,740
Alfresa Holdings Corp.	50,100	2,738
Gunma Bank Ltd.	472,000	2,731
Yamada Denki Co. Ltd.	971,500	2,725
* Hokkaido Electric Power Co. Inc.	210,400	2,710
Kakaku.com Inc.	140,088	2,710
MISUMI Group Inc.	91,984	2,693
Kurita Water Industries Ltd.	123,000	2,684
Hamamatsu Photonics KK	71,700	2,683
Hiroshima Bank Ltd.	630,200	2,682
Benesse Holdings Inc.	71,700	2,672
Daicel Corp.	316,000	2,664
Nagoya Railroad Co. Ltd.	915,000	2,657
Fuji Electric Co. Ltd.	587,000	2,631
Sumitomo Heavy Industries Ltd.	593,200	2,625
* NTN Corp.	545,000	2,620
M3 Inc.	955	2,615
Sumitomo Rubber Industries Ltd.	187,600	2,612
^ ANA Holdings Inc.	1,244,258	2,600
Konami Corp.	106,900	2,584
Nippon Kayaku Co. Ltd.	183,000	2,566
Mitsui Chemicals Inc.	965,000	2,565
Seven Bank Ltd.	721,860	2,555
Air Water Inc.	178,000	2,544
Ebara Corp.	472,000	2,538
MediPal Holdings Corp.	185,500	2,501
Ryohin Keikaku Co. Ltd.	25,000	2,494
Citizen Holdings Co. Ltd.	347,900	2,482
Zeon Corp.	208,000	2,479
GS Yuasa Corp.	408,000	2,451
Keihan Electric Railway Co. Ltd.	594,000	2,444
Chugoku Bank Ltd.	169,500	2,437

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Tosoh Corp.	628,000	2,403
Yamaguchi Financial Group Inc.	255,000	2,403
DIC Corp.	825,700	2,391
Hitachi Construction Machinery Co. Ltd.	111,600	2,364
Chiyoda Corp.	186,000	2,359
Dowa Holdings Co. Ltd.	249,000	2,350
Hitachi Metals Ltd.	174,000	2,343
* Haseko Corp.	315,900	2,342
Dainippon Sumitomo Pharma Co. Ltd.	173,100	2,329
Kamigumi Co. Ltd.	267,000	2,322
Otsuka Corp.	17,900	2,322
Showa Shell Sekiyu KK	214,700	2,308
Ube Industries Ltd.	1,110,000	2,298
Ibiden Co. Ltd.	130,700	2,266
Koito Manufacturing Co. Ltd.	124,000	2,257
Teijin Ltd.	1,001,000	2,248
Obic Co. Ltd.	70,800	2,223
Tsumura & Co.	70,600	2,219
Showa Denko KK	1,630,200	2,210
Nippon Electric Glass Co. Ltd.	428,500	2,204
Idemitsu Kosan Co. Ltd.	26,300	2,202
^ Advantest Corp.	183,500	2,196
Taiyo Nippon Sanso Corp.	319,000	2,188
Nishi-Nippon City Bank Ltd.	794,700	2,147
Sawai Pharmaceutical Co. Ltd.	29,300	2,142
Kaneka Corp.	336,000	2,132
Mitsubishi Logistics Corp.	153,000	2,126
Japan Steel Works Ltd.	374,500	2,092
Nippon Shokubai Co. Ltd.	170,000	2,085
Park24 Co. Ltd.	106,300	2,075
NHK Spring Co. Ltd.	194,200	2,033
Minebea Co. Ltd.	367,000	2,032
Denki Kagaku Kogyo KK	483,000	2,026
Hakuhodo DY Holdings Inc.	260,800	2,017
Daido Steel Co. Ltd.	340,700	1,959
Toyoda Gosei Co. Ltd.	77,400	1,935
77 Bank Ltd.	386,000	1,909
* Alps Electric Co. Ltd.	215,400	1,890
* Acom Co. Ltd.	475,800	1,863
NOK Corp.	119,400	1,846
^ Nippon Paper Industries Co. Ltd.	115,800	1,845
Takara Holdings Inc.	201,000	1,843
Azbil Corp.	76,400	1,841
Sugi Holdings Co. Ltd.	43,865	1,835
COMSYS Holdings Corp.	131,700	1,828
Yamato Kogyo Co. Ltd.	49,000	1,816
Toyobo Co. Ltd.	934,000	1,795
Sundrug Co. Ltd.	35,900	1,790
Kewpie Corp.	117,700	1,771
Sapporo Holdings Ltd.	396,200	1,762
DMG Mori Seiki Co. Ltd.	108,100	1,754
Sotetsu Holdings Inc.	463,000	1,722
Maruichi Steel Tube Ltd.	70,000	1,709
Ushio Inc.	134,700	1,701
Hoshizaki Electric Co. Ltd.	46,193	1,693
Hitachi Chemical Co. Ltd.	108,700	1,668
Furukawa Electric Co. Ltd.	718,000	1,664
Sumitomo Osaka Cement Co. Ltd.	412,000	1,662
Kobayashi Pharmaceutical Co. Ltd.	29,400	1,646
Lion Corp.	273,000	1,638
NTT Urban Development Corp.	127,700	1,630
Jafco Co. Ltd.	32,300	1,620
Taiyo Yuden Co. Ltd.	126,300	1,619
Seino Holdings Co. Ltd.	163,000	1,610

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Nichirei Corp.	310,000	1,600
Disco Corp.	25,300	1,599
Nagase & Co. Ltd.	127,700	1,591
Fujikura Ltd.	344,000	1,570
Sumitomo Forestry Co. Ltd.	134,400	1,564
Hitachi High-Technologies Corp.	67,900	1,562
Century Tokyo Leasing Corp.	49,244	1,558
Mitsui Engineering & Shipbuilding Co. Ltd.	792,700	1,556
Yamazaki Baking Co. Ltd.	152,000	1,548
Glory Ltd.	61,900	1,535
Aoyama Trading Co. Ltd.	60,100	1,532
Nishi-Nippon Railroad Co. Ltd.	400,000	1,532
Calbee Inc.	58,204	1,527
Rohto Pharmaceutical Co. Ltd.	105,000	1,524
^ Kagome Co. Ltd.	86,100	1,494
Mabuchi Motor Co. Ltd.	27,900	1,483
Kinden Corp.	135,000	1,483
Shiga Bank Ltd.	270,000	1,476
Mitsui Mining & Smelting Co. Ltd.	577,000	1,471
Kawasaki Kisen Kaisha Ltd.	640,000	1,467
Hikari Tsushin Inc.	19,800	1,467
Juroku Bank Ltd.	374,000	1,464
* Aiful Corp.	300,392	1,452
Sohgo Security Services Co. Ltd.	71,300	1,441
UNY Group Holdings Co. Ltd.	228,300	1,441
Ito En Ltd.	64,100	1,441
Wacoal Holdings Corp.	132,000	1,417
Nexon Co. Ltd.	120,038	1,403
OKUMA Corp.	166,000	1,402
Oracle Corp. Japan	35,000	1,382
Keiyo Bank Ltd.	271,000	1,380
Coca-Cola West Co. Ltd.	67,600	1,371
Nisshinbo Holdings Inc.	154,000	1,360
^ Nipro Corp.	147,400	1,351
Senshu Ikeda Holdings Inc.	272,840	1,344
Rengo Co. Ltd.	250,000	1,337
North Pacific Bank Ltd.	304,900	1,331
Japan Petroleum Exploration Co.	32,400	1,319
K's Holdings Corp.	44,344	1,302
Shimachu Co. Ltd.	52,200	1,268
Hitachi Capital Corp.	46,900	1,261
Daishi Bank Ltd.	360,000	1,257
Kaken Pharmaceutical Co. Ltd.	80,201	1,252
SKY Perfect JSAT Holdings Inc.	216,800	1,252
Izumi Co. Ltd.	38,200	1,242
* Dainippon Screen Manufacturing Co. Ltd.	216,000	1,241
Musashino Bank Ltd.	34,700	1,218
San-In Godo Bank Ltd.	167,000	1,212
House Foods Group Inc.	76,100	1,205
Matsumotokiyoshi Holdings Co. Ltd.	35,500	1,198
Fukuyama Transporting Co. Ltd.	187,000	1,195
Autobacs Seven Co. Ltd.	81,700	1,191
* Nippon Sheet Glass Co. Ltd.	917,344	1,190
Ezaki Glico Co. Ltd.	107,000	1,189
Square Enix Holdings Co. Ltd.	73,700	1,188
Hokkoku Bank Ltd.	319,000	1,179
SCSK Corp.	46,476	1,178
Matsui Securities Co. Ltd.	109,300	1,170
KYORIN Holdings Inc.	54,820	1,169
Lintec Corp.	55,400	1,149
ABC-Mart Inc.	22,900	1,145
Onward Holdings Co. Ltd.	138,000	1,142
Higo Bank Ltd.	199,200	1,134
Tokai Rika Co. Ltd.	53,400	1,132

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Orient Corp.	443,532	1,111
H2O Retailing Corp.	130,000	1,105
Sumco Corp.	121,300	1,102
KYB Co. Ltd.	189,476	1,097
Anritsu Corp.	82,679	1,084
Kagoshima Bank Ltd.	160,500	1,080
* Cosmo Oil Co. Ltd.	611,000	1,076
Nanto Bank Ltd.	270,000	1,069
Hyakugo Bank Ltd.	260,000	1,057
Mochida Pharmaceutical Co. Ltd.	16,600	1,051
Hyakujushi Bank Ltd.	286,500	1,044
Nisshin Steel Holdings Co. Ltd.	78,100	1,041
FP Corp.	13,003	1,005
Nippo Corp.	53,531	1,004
Exedy Corp.	33,726	1,002
Itochu Techno-Solutions Corp.	25,400	996
Nippon Television Holdings Inc.	53,400	978
Maeda Road Construction Co. Ltd.	54,895	976
Capcom Co. Ltd.	51,600	965
Fuji Media Holdings Inc.	48,000	957
Ogaki Kyoritsu Bank Ltd.	337,000	949
Awa Bank Ltd.	176,500	922
Kose Corp.	31,400	918
Takata Corp.	35,800	903
Toda Corp.	246,000	899
^ Gree Inc.	103,400	889
Toyota Boshoku Corp.	66,000	884
Shochiku Co. Ltd.	88,676	877
Komeri Co. Ltd.	35,100	857
Nissan Shatai Co. Ltd.	49,426	852
Kissei Pharmaceutical Co. Ltd.	36,700	850
Canon Marketing Japan Inc.	62,500	837
Asatsu-DK Inc.	30,400	835
Toshiba TEC Corp.	129,000	795
Cosmos Pharmaceutical Corp.	6,502	792
Adastria Holdings Co. Ltd.	15,950	747
Kokuyo Co. Ltd.	97,600	747
Calsonic Kansei Corp.	154,700	744
Tokai Carbon Co. Ltd.	209,000	719
Tsuruha Holdings Inc.	7,904	718
Hitachi Transport System Ltd.	44,100	699
Heiwa Corp.	40,500	679
Sumitomo Bakelite Co. Ltd.	186,200	671
Kandenko Co. Ltd.	106,000	670
Pola Orbis Holdings Inc.	19,168	649
Shinko Electric Industries Co. Ltd.	68,600	612
Pacific Metals Co. Ltd.	145,819	534
Sumitomo Real Estate Sales Co. Ltd.	15,620	511
Tokyo Broadcasting System Holdings Inc.	38,600	509
PanaHome Corp.	75,000	507
TV Asahi Corp.	20,400	474
Toppan Forms Co. Ltd.	44,600	416
^ OSAKA Titanium Technologies Co. Ltd.	18,700	408
Mitsubishi Shokuhin Co. Ltd.	14,302	401
NS Solutions Corp.	17,200	392
Hitachi Koki Co. Ltd.	51,600	378
Kansai Urban Banking Corp.	299,000	356
Tokai Rubber Industries Ltd.	38,200	352
		3,184,133
Malaysia (0.8%)
Malayan Banking Bhd.	4,573,074	14,175
CIMB Group Holdings Bhd.	5,178,300	12,309
Axiata Group Bhd.	5,293,624	11,523
Sime Darby Bhd.	3,313,597	10,009

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Genting Bhd.	2,354,900	7,818
Petronas Chemicals Group Bhd.	3,072,368	6,923
IOI Corp. Bhd.	3,951,965	6,817
Petronas Gas Bhd.	843,800	6,560
Public Bank Bhd. (Foreign)	1,097,469	6,371
Maxis Bhd.	2,788,800	6,355
DiGi.Com Bhd.	3,964,866	6,280
* Sapurakencana Petroleum Bhd.	3,902,300	4,948
Tenaga Nasional Bhd.	1,496,800	4,473
AMMB Holdings Bhd.	1,869,100	4,387
Genting Malaysia Bhd.	3,174,700	4,345
Kuala Lumpur Kepong Bhd.	572,300	4,188
* IHH Healthcare Bhd.	2,937,900	3,847
Gamuda Bhd.	2,108,000	3,253
Petronas Dagangan Bhd.	313,300	3,038
British American Tobacco Malaysia Bhd.	150,300	3,025
YTL Corp. Bhd.	5,657,353	2,958
PPB Group Bhd.	629,700	2,932
Felda Global Ventures Holdings Bhd.	1,981,700	2,820
UMW Holdings Bhd.	692,100	2,807
Hong Leong Bank Bhd.	604,360	2,736
IJM Corp. Bhd.	1,315,620	2,419
YTL Power International Bhd.	3,502,202	2,109
Alliance Financial Group Bhd.	1,131,800	1,860
Telekom Malaysia Bhd.	1,111,400	1,845
RHB Capital Bhd.	719,900	1,801
Bumi Armada Bhd.	1,411,100	1,771
2 Astro Malaysia Holdings Bhd.	1,656,468	1,522
Lafarge Malaysia Bhd.	448,610	1,416
UEM Sunrise Bhd.	1,652,900	1,225
Berjaya Sports Toto Bhd.	858,273	1,107
Hong Leong Financial Group Bhd.	228,000	1,093
AirAsia Bhd.	1,251,300	1,062
MMC Corp. Bhd.	887,900	754
Parkson Holdings Bhd.	599,456	714
SP Setia Bhd.	630,600	614
Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	548
Public Bank Bhd. (Local)	28,231	164
		166,921
Mexico (1.0%)
America Movil SAB de CV	33,705,094	36,166
Fomento Economico Mexicano SAB de CV	2,309,434	21,604
Grupo Televisa SAB	2,790,300	17,045
Wal-Mart de Mexico SAB de CV	6,065,553	15,769
Grupo Financiero Banorte SAB de CV	2,376,360	15,168
Grupo Mexico SAB de CV Class B	4,172,355	13,178
* Cemex SAB de CV ADR	850,603	8,999
Alfa SAB de CV Class A	3,078,398	8,442
Grupo Bimbo SAB de CV Class A	2,039,428	6,851
Grupo Financiero Inbursa SAB de CV	2,194,700	5,654
Coca-Cola Femsa SAB de CV	441,124	5,376
Mexichem SAB de CV	1,211,543	5,060
Grupo Financiero Santander Mexico SAB de CV Class B	1,613,650	4,517
Industrias Penoles SAB de CV	134,459	3,934
* Cemex SAB de CV	3,667,063	3,901
Grupo Aeroportuario del Sureste SAB de CV Class B	238,461	2,850
Kimberly-Clark de Mexico SAB de CV Class A	910,640	2,769
Grupo Carso SAB de CV	507,000	2,728
Arca Continental SAB de CV	315,183	1,871
* OHL Mexico SAB de CV	662,500	1,703
* Minera Frisco SAB de CV	625,851	1,600
Grupo Elektra SAB DE CV	35,865	1,210
* Organizacion Soriana SAB de CV Class B	289,100	933
* Industrias CH SAB de CV Class B	188,667	930

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Grupo Sanborns SA de CV	405,640	841
	Infraestructura Energetica Nova SAB de CV	204,309	806
	Alpek SA de CV	333,545	724
			190,629
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	142,052	1,010

Netherlands (2.0%)
	Unilever NV	1,685,127	66,808
*	ING Groep NV	4,136,706	52,568
	Koninklijke Philips NV	1,025,346	36,237
	ASML Holding NV	357,516	33,852
	Heineken NV	308,769	21,276
	Koninklijke Ahold NV	1,013,153	19,257
	Akzo Nobel NV	255,268	18,531
	ArcelorMittal	1,071,127	16,871
	Aegon NV	2,055,047	16,352
	Koninklijke DSM NV	194,011	14,666
	Reed Elsevier NV	728,298	14,642
*	CNH Industrial NV	972,651	11,503
*	Koninklijke KPN NV	3,325,060	10,587
	Gemalto NV	82,709	9,283
	Wolters Kluwer NV	322,352	8,733
	Randstad Holding NV	114,694	7,064
	Heineken Holding NV	104,042	6,608
	Ziggo NV	153,272	6,571
	Fugro NV	84,362	5,274
	Koninklijke Vopak NV	72,875	4,482
*	SBM Offshore NV	193,271	4,045
	Koninklijke Boskalis Westminster NV	83,472	4,012
	TNT Express NV	374,302	3,451
^,*	OCI	86,815	3,338
	Corio NV	68,115	2,965
			398,976
New Zealand (0.1%)
	Fletcher Building Ltd.	723,478	5,971
	Telecom Corp. of New Zealand Ltd.	1,934,729	3,754
	Auckland International Airport Ltd.	1,085,516	3,073
^	Sky Network Television Ltd.	409,813	2,099
	SKYCITY Entertainment Group Ltd.	639,795	2,055
	Fisher & Paykel Healthcare Corp. Ltd.	576,131	1,752
	Contact Energy Ltd.	389,916	1,691
	Kiwi Income Property Trust	1,050,362	950
	Chorus Ltd.	379,391	830
	Vector Ltd.	271,917	586
	Air New Zealand Ltd.	314,438	418
	Warehouse Group Ltd.	112,293	341
			23,520
Norway (0.6%)
	Statoil ASA	1,024,136	24,232
	DNB ASA	1,144,639	20,291
	Seadrill Ltd.	377,532	17,463
	Telenor ASA	640,549	15,391
	Yara International ASA	171,598	7,390
	Orkla ASA	828,026	6,712
	Subsea 7 SA	304,242	6,434
	Schibsted ASA	88,061	5,382
	Norsk Hydro ASA	873,526	3,898
	Gjensidige Forsikring ASA	173,704	3,242
	Aker Solutions ASA	175,045	2,418
			112,853
Other † (0.2%)
3	Vanguard FTSE Emerging Markets ETF	790,307	33,090
*	Mega Financial Holding Co. Ltd. Rights Exp. 12/06/2013	651,960	86

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Top Frontier Investment Holdings Inc	76,992	69
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			33,245
Peru (0.1%)
	Credicorp Ltd.	54,953	7,572
	Cia de Minas Buenaventura SAA ADR	226,601	3,286
	Volcan Cia Minera SAA Class B	2,326,849	1,091
			11,949
Philippines (0.3%)
	SM Investments Corp.	338,276	6,701
	Philippine Long Distance Telephone Co.	91,840	6,094
	Ayala Land Inc.	5,922,348	4,032
	Bank of the Philippine Islands	1,518,422	3,514
	Ayala Corp.	214,388	2,993
	Universal Robina Corp.	990,030	2,922
	BDO Unibank Inc.	1,502,768	2,819
	Aboitiz Equity Ventures Inc.	2,361,180	2,781
	Alliance Global Group Inc.	4,379,400	2,672
	SM Prime Holdings Inc.	5,897,345	2,613
	Metropolitan Bank & Trust	1,171,390	2,415
	Manila Electric Co.	317,170	2,231
	International Container Terminal Services Inc.	884,450	2,129
	Jollibee Foods Corp.	449,750	1,847
	Aboitiz Power Corp.	1,807,780	1,423
	San Miguel Corp.	762,008	1,341
	Globe Telecom Inc.	32,650	1,315
	DMCI Holdings Inc.	947,120	1,135
	Energy Development Corp.	6,803,500	913
*	Bloomberry Resorts Corp.	3,198,200	757
			52,647
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	923,597	12,235
	Powszechny Zaklad Ubezpieczen SA	60,572	9,214
	Bank Pekao SA	140,037	8,768
^	KGHM Polska Miedz SA	148,517	5,996
^	Polski Koncern Naftowy Orlen SA	354,784	5,005
	PGE SA	766,298	4,476
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,847,288	3,397
	Telekomunikacja Polska SA	695,418	2,252
^	BRE Bank SA	13,020	2,150
	Tauron Polska Energia SA	1,173,714	1,915
	Bank Handlowy w Warszawie SA	34,940	1,343
^	Jastrzebska Spolka Weglowa SA	58,277	1,258
^,*	ING Bank Slaski SA	34,249	1,256
^,*	Getin Noble Bank SA	1,205,721	1,064
^	Synthos SA	600,367	1,017
	Enea SA	129,485	609
			61,955
Portugal (0.1%)
	EDP - Energias de Portugal SA	1,729,542	6,367
	Galp Energia SGPS SA	324,694	5,498
	Jeronimo Martins SGPS SA	270,887	4,989
*	Banco Espirito Santo SA	2,123,391	2,790
^	Portugal Telecom SGPS SA	556,843	2,510
	EDP Renovaveis SA	239,399	1,316
			23,470
Russia (1.2%)
	Gazprom OAO ADR	5,044,213	47,150
	Lukoil OAO ADR	523,105	34,260
	Sberbank of Russia	9,616,466	30,857
	Magnit OJSC GDR	298,993	19,201
	Tatneft OAO ADR	262,605	10,787
	Rosneft OAO GDR	1,296,091	10,226

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Gazprom OAO	2,104,535	9,875
	Mobile Telesystems OJSC	912,220	9,596
	NovaTek OAO	709,676	9,119
	MMC Norilsk Nickel OJSC ADR	504,328	7,618
	Uralkali OJSC	1,403,656	7,490
	Surgutneftegas OAO ADR	770,087	6,789
	Sberbank of Russia ADR	485,200	6,187
	AK Transneft OAO Prior Pfd.	1,652	4,211
	Sistema JSFC GDR	153,783	4,115
	VTB Bank OJSC	2,763,538,867	3,845
	VTB Bank OJSC GDR	1,373,712	3,806
	MegaFon OAO GDR	97,413	3,534
	Rostelecom OJSC ADR	139,303	3,056
	Mobile Telesystems OJSC ADR	92,735	2,114
	RusHydro JSC	118,637,634	2,080
	Novolipetsk Steel OJSC	906,513	1,553
	Severstal OAO GDR	170,081	1,482
	E.ON Russia JSC	14,445,100	1,123
	Rostelecom OJSC	281,730	1,031
	LSR Group GDR	213,967	881
	Aeroflot - Russian Airlines OJSC	451,014	805
	Phosagro OAO GDR	77,779	804
*	Federal Grid Co. Unified Energy System JSC	255,816,667	784
*	NOMOS-BANK GDR	46,403	694
	TMK OAO GDR	53,058	685
*	Russian Grids OAO	24,327,627	656
*	Inter RAO JSC	2,119,630,009	615
*	Pharmstandard OJSC GDR	42,507	566
*	Polyus Gold OJSC	15,009	397
	Magnitogorsk Iron & Steel Works	1,378,448	340
*	Mechel	102,421	326
	Mosenergo OAO	10,297,820	296
*	Raspadskaya OAO	180,826	172
*,2	Yenisei Territorial Generating Co. GDR	5,021	1
			249,127
Singapore (1.1%)
	DBS Group Holdings Ltd.	1,844,459	24,866
	Oversea-Chinese Banking Corp. Ltd.	2,917,266	24,404
	Singapore Telecommunications Ltd.	7,848,200	23,833
	United Overseas Bank Ltd.	1,254,460	21,008
	Keppel Corp. Ltd.	1,514,883	13,219
	Genting Singapore plc	6,491,212	7,942
	Global Logistic Properties Ltd.	3,169,717	7,868
	CapitaLand Ltd.	2,800,750	7,017
	Wilmar International Ltd.	2,241,754	6,236
^	Singapore Press Holdings Ltd.	1,688,121	5,775
	Singapore Technologies Engineering Ltd.	1,631,151	5,531
	City Developments Ltd.	655,498	5,426
	Singapore Exchange Ltd.	915,174	5,399
	Singapore Airlines Ltd.	567,670	4,762
	CapitaMall Trust	2,743,800	4,456
	Hutchison Port Holdings Trust	5,573,000	4,067
	Sembcorp Industries Ltd.	947,000	4,049
	Ascendas REIT	2,078,000	3,951
	ComfortDelGro Corp. Ltd.	2,204,424	3,404
	Golden Agri-Resources Ltd.	7,012,407	3,386
	Noble Group Ltd.	4,072,072	3,364
^	Sembcorp Marine Ltd.	883,600	3,197
	Jardine Cycle & Carriage Ltd.	104,016	3,065
	UOL Group Ltd.	572,000	3,028
	Suntec REIT	2,192,495	3,018
	CapitaCommercial Trust	2,078,235	2,459
	CapitaMalls Asia Ltd.	1,494,000	2,426
	Keppel Land Ltd.	783,724	2,337

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	StarHub Ltd.	605,840	2,166
	Yangzijiang Shipbuilding Holdings Ltd.	2,102,964	1,995
^	Olam International Ltd.	1,468,726	1,817
	Venture Corp. Ltd.	262,000	1,641
	Singapore Post Ltd.	1,454,000	1,533
	Wing Tai Holdings Ltd.	551,811	980
	SIA Engineering Co. Ltd.	225,000	914
^,*	Neptune Orient Lines Ltd.	961,750	819
	M1 Ltd.	294,900	808
^	SMRT Corp. Ltd.	740,000	774
	Yanlord Land Group Ltd.	673,000	668
^	Cosco Corp. Singapore Ltd.	998,000	629
^	Indofood Agri Resources Ltd.	331,000	242
			224,479
South Africa (1.7%)
	Naspers Ltd.	418,450	39,169
	MTN Group Ltd.	1,915,536	38,075
	Sasol Ltd.	584,409	29,862
	Standard Bank Group Ltd.	1,288,467	16,392
	FirstRand Ltd.	3,133,356	11,249
	Sanlam Ltd.	2,028,630	10,885
	Remgro Ltd.	520,281	10,594
	Shoprite Holdings Ltd.	461,362	8,449
	Aspen Pharmacare Holdings Ltd.	297,354	8,272
	Bidvest Group Ltd.	286,753	7,640
	Steinhoff International Holdings Ltd.	1,971,850	7,612
	Impala Platinum Holdings Ltd.	557,440	6,771
	AngloGold Ashanti Ltd.	408,851	6,180
	Woolworths Holdings Ltd.	772,135	5,807
	Barclays Africa Group Ltd.	342,249	5,286
	Growthpoint Properties Ltd.	1,893,782	4,816
	Tiger Brands Ltd.	164,129	4,815
	Nedbank Group Ltd.	214,281	4,659
	Truworths International Ltd.	453,611	4,335
	RMB Holdings Ltd.	815,528	4,088
	Vodacom Group Ltd.	355,289	4,075
	Mr Price Group Ltd.	258,471	4,068
	Life Healthcare Group Holdings Ltd.	986,855	4,025
	Netcare Ltd.	1,572,880	3,903
	Imperial Holdings Ltd.	182,081	3,870
	Gold Fields Ltd.	795,097	3,681
	Mediclinic International Ltd.	439,301	3,311
*	Anglo American Platinum Ltd.	67,013	2,709
	MMI Holdings Ltd.	1,065,176	2,611
	Discovery Ltd.	306,571	2,591
	Kumba Iron Ore Ltd.	61,274	2,563
	Coronation Fund Managers Ltd.	302,979	2,471
	Spar Group Ltd.	183,114	2,343
	Foschini Group Ltd.	196,775	2,267
	Mondi Ltd.	122,259	2,185
	Exxaro Resources Ltd.	136,422	2,089
	Nampak Ltd.	598,137	1,977
	Barloworld Ltd.	215,440	1,930
	AVI Ltd.	326,685	1,919
	Massmart Holdings Ltd.	119,037	1,908
	Investec Ltd.	258,509	1,832
*	Sappi Ltd.	598,572	1,764
	Brait SE	344,473	1,679
	Hyprop Investments Ltd.	222,125	1,645
	Clicks Group Ltd.	262,244	1,636
	African Rainbow Minerals Ltd.	82,762	1,585
	Capital Property Fund	1,447,084	1,541
	PPC Ltd.	482,370	1,524
	Harmony Gold Mining Co. Ltd.	431,869	1,490

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Aeci Ltd.	121,292	1,478
Assore Ltd.	34,721	1,418
Tongaat Hulett Ltd.	111,864	1,409
Liberty Holdings Ltd.	112,962	1,397
Reunert Ltd.	191,606	1,343
^ Capitec Bank Holdings Ltd.	62,690	1,336
^ African Bank Investments Ltd.	783,127	1,323
Omnia Holdings Ltd.	63,732	1,315
* Murray & Roberts Holdings Ltd.	426,103	1,297
* Aveng Ltd.	438,029	1,286
* Northam Platinum Ltd.	311,402	1,279
Pick n Pay Stores Ltd.	234,774	1,110
Adcock Ingram Holdings Ltd.	152,934	1,097
DataTec Ltd.	180,481	1,031
Sun International Ltd.	99,332	1,007
Sibanye Gold Ltd.	704,056	994
Grindrod Ltd.	377,826	909
Wilson Bayly Holmes-Ovcon Ltd.	51,550	904
* Telkom SA SOC Ltd.	334,320	872
Santam Ltd.	42,023	798
JSE Ltd.	90,476	794
Illovo Sugar Ltd.	242,377	761
* ArcelorMittal South Africa Ltd.	189,691	747
Acucap Properties Ltd.	155,748	730
Fountainhead Property Trust	773,925	596
Pick'n Pay Holdings Ltd.	280,077	572
Lewis Group Ltd.	80,519	562
* Royal Bafokeng Platinum Ltd.	62,127	380
JD Group Ltd.	91,065	280
* Palabora Mining Co. Ltd.	12,022	139
		335,312
South Korea (3.3%)
Samsung Electronics Co. Ltd. GDR	201,993	139,997
Hyundai Motor Co.	162,933	38,818
POSCO ADR	327,815	24,409
* Shinhan Financial Group Co. Ltd. ADR	490,582	21,262
Hyundai Mobis	71,196	20,083
Samsung Electronics Co. Ltd.	13,963	19,256
* SK Hynix Inc.	553,000	16,640
* KB Financial Group Inc. ADR	428,494	16,630
NAVER Corp.	28,898	16,217
Kia Motors Corp.	274,763	15,964
LG Chem Ltd.	46,468	13,108
Hana Financial Group Inc.	310,137	11,926
^ SK Telecom Co. Ltd. ADR	459,187	11,241
Hyundai Heavy Industries Co. Ltd.	46,831	11,183
Samsung Life Insurance Co. Ltd.	106,241	10,461
Samsung Fire & Marine Insurance Co. Ltd.	41,272	9,651
KT&G Corp.	128,357	9,372
SK Innovation Co. Ltd.	64,836	9,087
Samsung C&T Corp.	129,498	7,684
* Korea Electric Power Corp. ADR	564,833	7,478
LG Electronics Inc.	112,481	7,205
Samsung Heavy Industries Co. Ltd.	185,125	6,788
* KT Corp. ADR	363,378	6,025
Samsung SDI Co. Ltd.	35,584	5,932
LG Corp.	93,446	5,524
* LG Display Co. Ltd.	234,760	5,495
E-Mart Co. Ltd.	21,773	5,210
LG Household & Health Care Ltd.	9,759	5,073
SK Holdings Co. Ltd.	26,878	4,871
Hyundai Steel Co.	57,469	4,732
Hankook Tire Co. Ltd.	77,805	4,564
Lotte Shopping Co. Ltd.	11,806	4,482

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Samsung Electro-Mechanics Co. Ltd.	58,340	4,475
Woori Finance Holdings Co. Ltd.	367,830	4,358
Hyundai Engineering & Construction Co. Ltd.	75,719	4,344
Cheil Industries Inc.	50,139	4,251
Orion Corp.	3,836	3,741
Hyundai Glovis Co. Ltd.	16,402	3,637
^ OCI Co. Ltd.	19,257	3,485
Coway Co. Ltd.	57,830	3,310
Kangwon Land Inc.	118,080	3,245
BS Financial Group Inc.	201,390	3,233
Korea Zinc Co. Ltd.	11,005	3,190
S-Oil Corp.	43,381	3,166
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	100,160	3,154
Lotte Chemical Corp.	15,226	3,120
^ Celltrion Inc.	68,471	2,978
NCSoft Corp.	15,139	2,934
GS Holdings	51,854	2,855
Samsung Securities Co. Ltd.	62,883	2,788
Hyundai Wia Corp.	16,078	2,768
Amorepacific Corp.	3,288	2,698
Hyundai Department Store Co. Ltd.	16,658	2,653
Daelim Industrial Co. Ltd.	28,269	2,624
LG Uplus Corp.	222,800	2,551
SK C&C Co. Ltd.	22,243	2,397
Dongbu Insurance Co. Ltd.	50,880	2,277
KCC Corp.	5,478	2,197
Samsung Techwin Co. Ltd.	40,182	2,190
Cheil Worldwide Inc.	87,000	2,144
Hanwha Corp.	54,580	2,066
Samsung Engineering Co. Ltd.	29,153	2,056
DGB Financial Group Inc.	127,040	2,038
Industrial Bank of Korea	165,560	1,913
CJ CheilJedang Corp.	7,754	1,882
Daewoo Securities Co. Ltd.	193,929	1,810
Hyundai Marine & Fire Insurance Co. Ltd.	63,310	1,809
Shinsegae Co. Ltd.	7,177	1,807
Kumho Petro chemical Co. Ltd.	18,404	1,802
Mando Corp.	13,278	1,790
Doosan Heavy Industries & Construction Co. Ltd.	42,885	1,750
Daewoo International Corp.	47,433	1,747
Hyosung Corp.	25,360	1,710
Korea Gas Corp.	28,160	1,693
Hyundai Mipo Dockyard	10,623	1,691
Samsung Card Co. Ltd.	44,757	1,659
Korea Investment Holdings Co. Ltd.	41,780	1,630
Hanwha Chemical Corp.	73,050	1,603
* Daewoo Engineering & Construction Co. Ltd.	197,239	1,598
Lotte Confectionery Co. Ltd.	919	1,576
CJ Corp.	14,597	1,527
Yuhan Corp.	8,135	1,431
Hanwha Life Insurance Co. Ltd.	213,270	1,426
Halla Visteon Climate Control Corp.	37,180	1,390
* Doosan Infracore Co. Ltd.	95,600	1,368
* NHN Entertainment Corp.	12,703	1,359
S-1 Corp.	22,710	1,354
Hyundai Development Co-Engineering & Construction	60,050	1,335
LS Corp.	17,774	1,328
Woori Investment & Securities Co. Ltd.	125,536	1,326
Daum Communications Corp.	14,056	1,173
Doosan Corp.	8,590	1,151
Hyundai Hysco Co. Ltd.	28,530	1,129
^ GS Engineering & Construction Corp.	31,285	1,056
Shinhan Financial Group Co. Ltd.	24,159	1,053
AMOREPACIFIC Group	2,985	1,053

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Korean Air Lines Co. Ltd.	32,902	1,049
	SK Networks Co. Ltd.	153,070	961
	Lotte Chilsung Beverage Co. Ltd.	632	939
^,*	CJ Korea Express Co. Ltd.	10,480	911
	NongShim Co. Ltd.	3,516	851
^,*	Hyundai Merchant Marine Co. Ltd.	64,542	835
	Mirae Asset Securities Co. Ltd.	24,234	817
^	Samsung Fine Chemicals Co. Ltd.	16,750	757
	LG Hausys Ltd.	5,600	678
	KB Financial Group Inc.	16,202	638
^	SKC Co. Ltd.	20,370	618
	Hite Jinro Co. Ltd.	23,079	567
^,*	Hanjin Shipping Co. Ltd.	74,420	542
^	Dongkuk Steel Mill Co. Ltd.	37,240	520
^	KEPCO Engineering & Construction Co. Inc.	9,553	507
	Hyundai Securities Co. Ltd.	62,610	398
*	Hanjin Kal Corp.	26,400	350
	Daishin Securities Co. Ltd.	38,520	321
	Hyundai Securities Co. Ltd. Prior Pfd.	52,467	299
	POSCO	699	209
*	Korea Electric Power Corp.	7,298	195
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	119
^	STX Pan Ocean Co. Ltd.	76,430	81
	SK Telecom Co. Ltd.	21	5
	KT Corp.	135	4
			652,391
Spain (2.3%)
*	Banco Santander SA	11,857,955	105,124
^,*	Telefonica SA	4,264,016	75,044
	Banco Bilbao Vizcaya Argentaria SA	6,096,384	71,248
^	Inditex SA	228,287	37,494
	Iberdrola SA	5,138,955	32,257
	Repsol SA	947,979	25,416
	Amadeus IT Holding SA	422,181	15,664
^	Abertis Infraestructuras SA	527,492	11,301
	Banco de Sabadell SA	3,695,637	9,469
	Ferrovial SA	428,608	8,170
	Gas Natural SDG SA	326,496	7,701
	Grifols SA	176,016	7,214
	Banco Popular Espanol SA	1,266,982	7,187
	Red Electrica Corp. SA	115,071	7,165
*	CaixaBank	1,334,881	6,919
*	ACS Actividades de Construccion y Servicios SA	187,903	6,164
	Enagas SA	220,464	5,886
	Distribuidora Internacional de Alimentacion SA	634,997	5,789
	Mapfre SA	1,066,716	4,284
	Bankinter SA	700,954	4,274
	Zardoya Otis SA	176,521	3,071
*	Endesa SA	89,986	2,605
*	Mediaset Espana Comunicacion SA	161,518	1,971
^	Acciona SA	26,701	1,693
^,*	Acerinox SA	109,670	1,446
	Corp Financiera Alba SA	17,731	979
			465,535
Sweden (2.2%)
	Hennes & Mauritz AB Class B	1,014,548	43,841
	Nordea Bank AB	3,399,669	43,487
	Telefonaktiebolaget LM Ericsson Class B	3,184,370	38,089
	Swedbank AB Class A	1,117,374	29,081
	Svenska Handelsbanken AB Class A	513,548	23,226
	Volvo AB Class B	1,612,513	20,696
	TeliaSonera AB	2,317,318	19,162
	Skandinaviska Enskilda Banken AB Class A	1,549,346	18,739
	Atlas Copco AB Class A	663,004	18,370

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Svenska Cellulosa AB SCA Class B	616,514	17,479
Assa Abloy AB Class B	337,289	16,735
Sandvik AB	1,156,678	15,629
Investor AB Class B	486,289	15,591
SKF AB	443,451	11,733
Atlas Copco AB Class B	423,363	10,520
Hexagon AB Class B	274,627	8,235
Investment AB Kinnevik	220,871	8,129
Alfa Laval AB	338,438	7,720
Skanska AB Class B	387,057	7,453
Swedish Match AB	221,152	7,292
Scania AB Class B	322,972	6,473
Getinge AB	197,749	6,265
Electrolux AB Class B	242,253	5,975
Elekta AB Class B	382,660	5,652
* Lundin Petroleum AB	208,176	4,290
Boliden AB	282,792	4,016
Securitas AB Class B	341,528	3,894
Industrivarden AB Class A	202,020	3,893
* Tele2 AB	319,724	3,854
Modern Times Group AB Class B	55,801	3,044
Husqvarna AB	394,310	2,317
Industrivarden AB	123,210	2,193
Ratos AB	209,097	1,810
Holmen AB	54,362	1,806
SSAB AB Class A	223,580	1,471
SSAB AB Class B	84,530	477
		438,637
Switzerland (6.3%)
Nestle SA	3,454,706	249,374
Roche Holding AG	752,706	208,150
Novartis AG	2,494,713	193,646
UBS AG	3,777,482	73,061
ABB Ltd.	2,475,870	63,079
* Cie Financiere Richemont SA	532,342	54,432
Credit Suisse Group AG	1,618,042	50,334
Zurich Insurance Group AG	157,592	43,546
Syngenta AG	99,669	40,228
Swiss Re AG	396,525	34,808
Swatch Group AG (Bearer)	33,029	21,095
Holcim Ltd.	240,462	17,885
Transocean Ltd.	368,831	17,419
SGS SA	5,683	13,297
Givaudan SA	8,855	12,558
Swisscom AG	24,537	12,515
Geberit AG	40,522	12,107
Julius Baer Group Ltd.	240,027	11,775
Adecco SA	135,816	10,016
Sonova Holding AG	71,734	9,336
Actelion Ltd.	112,582	8,711
Schindler Holding AG	49,821	7,061
Sika AG	2,207	6,957
Aryzta AG	90,221	6,731
Kuehne & Nagel International AG	52,659	6,652
Swiss Life Holding AG	31,721	6,290
Coca-Cola HBC AG	209,858	6,036
Swatch Group AG (Registered)	53,673	5,972
Baloise Holding AG	49,705	5,774
Lindt & Spruengli AG	109	5,478
Clariant AG	294,890	5,196
Lonza Group AG	56,359	5,031
Partners Group Holding AG	19,061	4,941
Swiss Prime Site AG	60,960	4,616
Lindt & Spruengli AG	978	4,125

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Sulzer AG	25,613	4,007
PSP Swiss Property AG	42,386	3,643
GAM Holding AG	188,658	3,525
Schindler Holding AG (Registered)	23,065	3,282
EMS-Chemie Holding AG	8,357	3,043
DKSH Holding AG	29,403	2,453
Pargesa Holding SA	29,580	2,354
Barry Callebaut AG	2,092	2,185
Banque Cantonale Vaudoise	2,943	1,635
		1,264,359
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,571,608	84,163
Hon Hai Precision Industry Co. Ltd.	12,034,149	30,594
MediaTek Inc.	1,333,019	18,225
Formosa Plastics Corp.	5,207,873	14,153
Nan Ya Plastics Corp.	6,066,615	13,837
Chunghwa Telecom Co. Ltd. ADR	431,058	13,725
Formosa Chemicals & Fibre Corp.	4,670,306	13,499
Cathay Financial Holding Co. Ltd.	8,035,436	12,140
Fubon Financial Holding Co. Ltd.	7,718,861	11,312
China Steel Corp.	12,945,504	11,250
Delta Electronics Inc.	2,156,818	11,216
Taiwan Semiconductor Manufacturing Co. Ltd.	2,834,973	10,448
CTBC Financial Holding Co. Ltd.	13,795,699	9,358
Uni-President Enterprises Corp.	4,654,012	8,863
Mega Financial Holding Co. Ltd.	8,189,184	7,091
Quanta Computer Inc.	2,753,598	6,528
Advanced Semiconductor Engineering Inc. ADR	1,261,316	6,218
Taiwan Mobile Co. Ltd.	1,745,648	5,954
United Microelectronics Corp. ADR	2,846,493	5,835
Asustek Computer Inc.	745,023	5,686
Yuanta Financial Holding Co. Ltd.	10,013,708	5,461
Formosa Petrochemical Corp.	1,975,580	5,307
Cheng Shin Rubber Industry Co. Ltd.	1,924,220	5,131
Hotai Motor Co. Ltd.	427,000	5,080
Taiwan Cement Corp.	3,369,768	4,904
Far Eastern New Century Corp.	4,099,545	4,709
First Financial Holding Co. Ltd.	7,262,977	4,495
China Development Financial Holding Corp.	14,991,318	4,481
Catcher Technology Co. Ltd.	750,153	4,361
President Chain Store Corp.	596,904	4,354
Hua Nan Financial Holdings Co. Ltd.	7,215,600	4,278
Siliconware Precision Industries Co. ADR	710,596	4,256
Lite-On Technology Corp.	2,241,808	3,925
Far EasTone Telecommunications Co. Ltd.	1,696,643	3,887
Taishin Financial Holding Co. Ltd.	7,575,046	3,826
SinoPac Financial Holdings Co. Ltd.	7,727,657	3,824
HTC Corp.	777,570	3,817
Largan Precision Co. Ltd.	107,068	3,646
MStar Semiconductor Inc.	340,539	3,513
E.Sun Financial Holding Co. Ltd.	5,223,772	3,498
Compal Electronics Inc.	4,415,510	3,455
Taiwan Cooperative Financial Holding Co. Ltd.	5,933,315	3,336
Asia Cement Corp.	2,415,274	3,276
* AU Optronics Corp. ADR	985,379	3,114
* Innolux Corp.	7,583,580	3,008
Inventec Corp.	3,095,064	2,770
Foxconn Technology Co. Ltd.	1,076,663	2,706
Pegatron Corp.	1,765,038	2,459
Shin Kong Financial Holding Co. Ltd.	6,853,180	2,383
Advantech Co. Ltd.	342,105	2,193
Wistron Corp.	2,327,193	2,185
Synnex Technology International Corp.	1,349,990	2,154
Giant Manufacturing Co. Ltd.	283,625	2,129

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Novatek Microelectronics Corp.	521,916	2,068
Chang Hwa Commercial Bank	3,250,116	1,950
Teco Electric and Machinery Co. Ltd.	1,747,000	1,863
TPK Holding Co. Ltd.	258,422	1,814
Taiwan Fertilizer Co. Ltd.	746,000	1,778
* Acer Inc.	2,704,822	1,767
Advanced Semiconductor Engineering Inc.	1,785,847	1,758
Yulon Motor Co. Ltd.	893,898	1,578
Taiwan Glass Industry Corp.	1,513,701	1,532
Epistar Corp.	861,000	1,493
Pou Chen Corp.	1,216,125	1,481
Chicony Electronics Co. Ltd.	534,401	1,332
Formosa Taffeta Co. Ltd.	1,026,000	1,275
Realtek Semiconductor Corp.	484,768	1,127
Unimicron Technology Corp.	1,314,975	1,040
* Evergreen Marine Corp. Taiwan Ltd.	1,674,993	985
* Taiwan Business Bank	3,154,673	970
* Walsin Lihwa Corp.	3,122,000	968
* Eva Airways Corp.	1,654,221	921
Transcend Information Inc.	286,455	905
Far Eastern International Bank	2,173,133	902
Feng Hsin Iron & Steel Co.	474,790	864
Ton Yi Industrial Corp.	772,600	855
* Macronix International	3,651,748	854
Siliconware Precision Industries Co.	697,000	847
* China Airlines Ltd.	2,305,913	835
Waterland Financial Holdings Co. Ltd.	2,417,849	832
Chunghwa Telecom Co. Ltd.	251,207	806
Vanguard International Semiconductor Corp.	734,466	794
Oriental Union Chemical Corp.	739,191	786
Capital Securities Corp.	2,294,231	786
Cheng Uei Precision Industry Co. Ltd.	374,591	786
YFY Inc.	1,389,451	737
U-Ming Marine Transport Corp.	436,000	716
Taiwan Secom Co. Ltd.	271,000	657
* Yang Ming Marine Transport Corp.	1,418,305	629
Cathay Real Estate Development Co. Ltd.	897,000	625
Eternal Chemical Co. Ltd.	665,056	608
United Microelectronics Corp.	1,411,978	599
Wan Hai Lines Ltd.	1,108,702	597
Compal Communications Inc.	325,520	557
China Motor Corp.	570,105	545
Yageo Corp.	1,561,700	532
President Securities Corp.	750,349	423
* AU Optronics Corp.	929,000	304
* Nan Ya Printed Circuit Board Corp.	191,395	259
		468,356
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	1,293,250	10,377
PTT Exploration & Production PCL (Foreign)	1,519,578	8,174
Kasikornbank PCL (Foreign)	1,269,516	7,937
PTT PCL (Foreign)	539,900	5,496
Siam Commercial Bank PCL (Foreign)	995,486	5,191
CP ALL PCL (Foreign)	4,192,000	5,056
Siam Cement PCL (Foreign)	338,848	4,784
Shin Corp. PCL	1,506,504	4,074
* PTT PCL	367,372	3,740
Bank of Ayudhya PCL (Foreign)	2,995,453	3,680
* Siam Commercial Bank PCL (Local)	672,200	3,564
Bangkok Bank PCL (Foreign)	534,629	3,549
PTT Global Chemical PCL	1,264,212	3,198
Airports of Thailand PCL (Foreign)	455,300	2,958
Total Access Communication PCL (Foreign)	587,700	2,123
TMB Bank PCL	23,180,100	2,045

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Thai Oil PCL (Foreign)	876,700	1,761
Krung Thai Bank PCL (Foreign)	2,716,125	1,759
^ Big C Supercenter PCL	254,900	1,617
^ Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,482
* Central Pattana PCL	903,200	1,420
Bangkok Dusit Medical Services PCL	313,800	1,288
* Indorama Ventures PCL	1,466,100	1,176
* PTT Global Chemical PCL	463,600	1,169
* Land and Houses PCL	3,053,300	1,078
BEC World PCL (Foreign)	573,400	1,063
* Charoen Pokphand Foods PCL	1,343,200	1,048
Glow Energy PCL (Foreign)	465,500	1,048
* Banpu PCL (Local)	1,103,000	1,026
Thai Union Frozen Products PCL (Foreign)	536,436	973
* BEC World PCL	473,500	885
* Central Pattana PCL	503,500	774
Siam City Cement PCL (Foreign)	57,200	717
IRPC PCL (Foreign)	5,950,900	698
* Krung Thai Bank PCL	999,400	654
* Berli Jucker PCL	406,300	648
* CP ALL PCL (Local)	488,300	616
* Total Access Communication PCL (Local)	167,000	603
Delta Electronics Thai PCL (Foreign)	339,900	555
Electricity Generating PCL (Foreign)	130,500	535
* IRPC PCL	4,212,800	485
* Electricity Generating PCL	108,000	444
* Ratchaburi Electricity Generating Holding PCL (Local)	213,900	347
* Delta Electronics Thailand PCL	203,300	312
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	294
Thai Airways International PCL (Foreign)	676,002	263
* Siam City Cement PCL (Local)	12,900	165
* Shin Corp. PCL	57,200	155
* Big C Supercenter PCL	2,900	18
		103,022
Turkey (0.4%)
Turkiye Garanti Bankasi AS	2,218,230	8,895
Akbank TAS	1,744,649	6,819
Turkiye Halk Bankasi AS	671,635	5,397
* Turkcell Iletisim Hizmetleri AS	825,843	5,125
BIM Birlesik Magazalar AS	236,640	4,951
Haci Omer Sabanci Holding AS (Bearer)	867,092	4,102
Turkiye Is Bankasi	1,421,365	3,883
KOC Holding AS	690,066	3,380
Tupras Turkiye Petrol Rafinerileri AS	128,205	2,898
Anadolu Efes Biracilik Ve Malt Sanayii AS	222,155	2,829
Turkiye Vakiflar Bankasi Tao	1,112,018	2,661
Turk Hava Yollari	640,154	2,496
Coca-Cola Icecek AS	77,371	2,213
Enka Insaat ve Sanayi AS	742,175	2,170
Yapi ve Kredi Bankasi AS	880,618	2,032
Eregli Demir ve Celik Fabrikalari TAS	1,461,851	2,021
Turk Telekomunikasyon AS	560,712	1,932
Arcelik AS	252,114	1,605
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	853,266	1,222
Koza Altin Isletmeleri AS	62,615	1,108
Ford Otomotiv Sanayi AS	68,566	963
Tofas Turk Otomobil Fabrikasi AS	142,802	944
Turkiye Sise ve Cam Fabrikalari AS	478,436	702
Aselsan Elektronik Sanayi Ve Ticaret AS	78,700	371
* Dogan Sirketler Grubu Holding AS	692,262	311
		71,030
United Arab Emirates (0.1%)
Emaar Properties PJSC	3,173,622	5,247
First Gulf Bank PJSC	796,805	3,519

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
DP World Ltd.	176,360	2,978
Aldar Properties PJSC	3,275,305	2,409
* Arabtec Holding Co.	1,869,376	1,390
* Dubai Financial Market	1,736,496	1,097
Air Arabia PJSC	2,250,511	888
Dubai Islamic Bank PJSC	560,770	640
* Dana Gas PJSC	3,182,843	563
		18,731
United Kingdom (15.2%)
HSBC Holdings plc	19,957,830	218,766
Vodafone Group plc	52,176,945	191,113
BP plc	20,187,397	156,708
GlaxoSmithKline plc	5,276,769	139,109
Royal Dutch Shell plc Class A	4,068,689	135,508
British American Tobacco plc	2,055,287	113,396
Royal Dutch Shell plc Class B	2,694,185	93,274
Diageo plc	2,698,243	86,014
BG Group plc	3,645,842	74,375
Barclays plc	17,226,039	72,479
AstraZeneca plc	1,336,406	70,750
BHP Billiton plc	2,262,659	69,823
Rio Tinto plc	1,336,539	67,630
* Lloyds Banking Group plc	51,764,713	64,023
Glencore Xstrata plc	10,304,305	56,079
Prudential plc	2,734,564	55,924
Reckitt Benckiser Group plc	691,532	53,773
SABMiller plc	1,013,285	52,834
Unilever plc	1,293,054	52,435
BT Group plc	8,439,222	51,063
Standard Chartered plc	2,118,955	50,877
Tesco plc	8,610,773	50,228
National Grid plc	3,996,804	50,227
Imperial Tobacco Group plc	1,044,923	39,011
Rolls-Royce Holdings plc	2,007,485	36,984
Anglo American plc London Shares	1,401,398	33,321
Centrica plc	5,509,959	31,163
WPP plc	1,427,855	30,329
Compass Group plc	1,944,786	27,969
Shire plc	591,498	26,228
BAE Systems plc	3,472,637	25,331
ARM Holdings plc	1,492,969	23,394
SSE plc	1,026,917	23,296
Aviva plc	3,147,597	22,597
Experian plc	1,078,876	21,965
Legal & General Group plc	6,264,782	21,713
CRH plc	777,441	18,959
Pearson plc	868,349	18,162
Reed Elsevier plc	1,268,937	17,776
Old Mutual plc	5,223,635	17,024
Wolseley plc	291,739	15,705
British Sky Broadcasting Group plc	1,038,756	15,607
Kingfisher plc	2,534,978	15,335
Tullow Oil plc	966,172	14,604
Standard Life plc	2,521,011	14,223
Next plc	162,436	14,185
Marks & Spencer Group plc	1,721,076	13,879
Associated British Foods plc	372,674	13,549
* Royal Bank of Scotland Group	2,237,774	13,180
Land Securities Group plc	831,388	13,179
Smith & Nephew plc	961,444	12,297
ITV plc	3,922,663	11,994
Burberry Group plc	476,070	11,699
Capita plc	707,814	11,189
British Land Co. plc	1,066,040	10,632

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Whitbread plc	191,565	10,534
	Johnson Matthey plc	218,423	10,511
	WM Morrison Supermarkets plc	2,314,384	10,443
	GKN plc	1,746,249	10,287
	Smiths Group plc	419,579	9,657
	J Sainsbury plc	1,506,868	9,532
	Intertek Group plc	172,173	9,185
	Resolution Ltd.	1,456,147	8,338
	IMI plc	340,341	8,280
	Weir Group plc	228,918	8,268
	United Utilities Group plc	727,601	8,229
	InterContinental Hotels Group plc	278,647	8,119
	RSA Insurance Group plc	3,902,128	8,037
	Bunzl plc	356,099	7,855
	Babcock International Group plc	382,424	7,820
	Meggitt plc	841,201	7,722
	Severn Trent plc	254,080	7,584
	Randgold Resources Ltd.	99,590	7,386
	Aberdeen Asset Management plc	1,007,710	7,152
	Melrose Industries plc	1,369,692	7,022
	Aggreko plc	272,005	7,014
	Rexam plc	839,931	6,994
	Carnival plc	195,470	6,948
	G4S plc	1,648,425	6,924
	Petrofac Ltd.	279,189	6,548
	Hammerson plc	753,622	6,386
*	Sage Group plc	1,181,959	6,376
	Tate & Lyle plc	497,228	6,310
	3i Group plc	1,025,019	6,126
	AMEC plc	318,645	6,010
	William Hill plc	921,322	5,915
	Informa plc	645,299	5,781
	Invensys plc	704,358	5,652
*	International Consolidated Airlines Group SA (London Shares)	1,009,347	5,618
	Croda International plc	143,544	5,609
	Cobham plc	1,165,818	5,384
	Inmarsat plc	457,069	5,275
	Antofagasta plc	384,466	5,255
	Schroders plc (Voting Shares)	123,461	5,096
	John Wood Group plc	385,923	5,025
	easyJet plc	236,320	4,950
	London Stock Exchange Group plc	187,615	4,931
	Serco Group plc	537,860	4,806
	Hargreaves Lansdown plc	238,038	4,535
	Drax Group plc	430,032	4,390
	Admiral Group plc	208,329	4,265
	Segro plc	777,834	4,074
	Intu Properties plc	718,249	3,961
	Daily Mail & General Trust plc	292,703	3,818
	Investec plc	532,340	3,725
	ICAP plc	578,644	3,573
	TUI Travel plc	552,168	3,404
	Rentokil Initial plc	1,928,877	3,227
*	Cairn Energy plc	655,889	2,972
	Ladbrokes plc	962,464	2,946
	Fresnillo plc	184,075	2,878
	Ashmore Group plc	439,502	2,848
	Man Group plc	1,756,740	2,500
^,*	Lonmin plc	460,286	2,378
	Polyus Gold International Ltd.	763,996	2,364
	Polymetal International plc	216,299	2,081
	Vedanta Resources plc	105,507	1,798
	Schroders plc	52,321	1,785
^	Kazakhmys plc	277,447	1,167

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2013

					Market
					Value
				Shares	($000)
*	Evraz plc			508,869	962
*	Essar Energy plc			350,120	667
	Ferrexpo plc			137,551	399
	African Barrick Gold plc			129,025	399
	CRH plc			3,259	79
*	Eurasian Natural Resources Corp. plc			20,346	73

					3,037,049

Total Common Stocks (Cost $16,868,720)					19,928,397

		Coupon

Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.9%)
4,5	Vanguard Market Liquidity Fund	0.120%		369,805,000	369,805

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7	Fannie Mae Discount Notes	0.060%	3/19/14	600	600
7,8	Federal Home Loan Bank Discount Notes	0.100%	1/15/14	2,000	1,999
6,7	Freddie Mac Discount Notes	0.075%	11/18/13	1,000	1,000
7	United States Treasury Note/Bond	1.750%	3/31/14	1,700	1,711

					5,310
Total Temporary Cash Investments (Cost $375,116)					375,115
Total Investments (101.5%) (Cost $17,243,836)					20,303,512
Other Assets and Liabilities—Net (-1.5%)[5]					(296,911)
Net Assets (100%)					20,006,601

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $285,976,000.
* Non-income-producing security.
† “Other” represents securities that are not classified by fund’s benchmark index.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $22,834,000, representing 0.1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $326,119,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $4,510,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)

Common Stocks (99.9%)
Australia (4.4%)
	Seek Ltd.	328,444	4,035
	GrainCorp Ltd. Class A	230,681	2,690
	DUET Group	1,205,461	2,447
	Primary Health Care Ltd.	451,443	2,106
	carsales.com Ltd.	209,168	2,077
	Spark Infrastructure Group	1,296,650	2,077
^	JB Hi-Fi Ltd.	99,576	2,052
	REA Group Ltd.	49,265	1,934
	Investa Office Fund	612,449	1,798
	Beach Energy Ltd.	1,228,836	1,660
	Charter Hall Retail REIT	414,021	1,581
^	Monadelphous Group Ltd.	91,192	1,565
	Super Retail Group Ltd.	121,452	1,538
*	Transpacific Industries Group Ltd.	1,375,205	1,488
	Mineral Resources Ltd.	137,064	1,465
	Navitas Ltd.	265,978	1,457
*	Aurora Oil & Gas Ltd.	466,594	1,433
	BWP Trust	615,214	1,339
	Invocare Ltd.	126,805	1,313
	David Jones Ltd.	509,854	1,310
	Myer Holdings Ltd.	553,355	1,308
	Regis Resources Ltd.	396,551	1,292
	TPG Telecom Ltd.	261,207	1,152
	UGL Ltd.	164,807	1,146
	Iress Ltd.	122,202	1,140
	PanAust Ltd.	594,470	1,128
	iiNET Ltd.	182,653	1,124
*	Mesoblast Ltd.	177,290	1,104
	Qube Holdings Ltd.	510,593	1,046
	Charter Hall Group	283,174	1,035
	Abacus Property Group	447,123	986
^	Bradken Ltd.	164,283	969
*	Karoon Gas Australia Ltd.	218,112	914
	M2 Telecommunications Group Ltd.	151,813	910
*	Sandfire Resources NL	142,658	877
*	Senex Energy Ltd.	1,060,749	831
	Cardno Ltd.	119,810	802
	SAI Global Ltd.	205,574	799
	FlexiGroup Ltd.	175,785	782
	Mount Gibson Iron Ltd.	929,053	779
	Automotive Holdings Group Ltd.	225,041	773
	Southern Cross Media Group Ltd.	424,378	757
	Cabcharge Australia Ltd.	197,995	755
	Seven Group Holdings Ltd.	94,726	746
	Independence Group NL	200,103	746
*	AWE Ltd.	626,270	739
	Ardent Leisure Group	384,868	723
	Mermaid Marine Australia Ltd.	192,424	682
	Pacific Brands Ltd.	1,016,977	677
*	Beadell Resources Ltd.	774,392	676
^,*	Virgin Australia Holdings Ltd.	1,590,605	625
	Transfield Services Ltd.	492,998	622
	Breville Group Ltd.	79,101	602
	Ausdrill Ltd.	412,113	595
	Premier Investments Ltd.	78,088	588
	Sigma Pharmaceuticals Ltd.	1,059,791	571
	ARB Corp. Ltd.	51,809	570
	Wotif.com Holdings Ltd.	134,459	564
	McMillan Shakespeare Ltd.	43,871	536
	Skilled Group Ltd.	150,298	502
*	Roc Oil Co. Ltd.	1,078,437	493

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Energy World Corp. Ltd.	1,178,478	484
^,*	Linc Energy Ltd.	349,348	474
	NRW Holdings Ltd.	351,747	464
	Sirtex Medical Ltd.	39,337	462
	Evolution Mining Ltd.	582,342	460
	Ainsworth Game Technology Ltd.	110,730	456
^,*	Drillsearch Energy Ltd.	367,514	450
	Australian Pharmaceutical Industries Ltd.	720,761	440
*	Resolute Mining Ltd.	715,900	433
	STW Communications Group Ltd.	280,187	421
*	Sirius Resources NL	158,472	394
	Western Areas Ltd.	147,314	389
	Hills Holdings Ltd.	224,358	388
	FKP Property Group	216,988	381
*	Australian Agricultural Co. Ltd.	356,776	379
	Amcom Telecommunications Ltd.	193,528	379
	Reject Shop Ltd.	21,920	370
	Oakton Ltd.	219,780	367
*	Clough Ltd.	266,498	366
	Miclyn Express Offshore Ltd.	183,288	363
^	Tox Free Solutions Ltd.	113,410	354
*	Medusa Mining Ltd.	186,566	353
*	Silex Systems Ltd.	153,870	349
	Acrux Ltd.	130,179	330
*	Horizon Oil Ltd.	1,034,882	322
^,*	Cudeco Ltd.	169,624	321
*	Mineral Deposits Ltd.	107,681	318
	GUD Holdings Ltd.	55,803	313
	Credit Corp. Group Ltd.	32,005	299
	Challenger Diversified Property Group	117,338	289
^,*	Buru Energy Ltd.	178,676	281
	Northern Star Resources Ltd.	335,525	279
	Programmed Maintenance Services Ltd.	105,223	274
*	Papillon Resources Ltd.	240,176	262
*	Infigen Energy	1,066,571	262
	Thorn Group Ltd.	107,826	261
	Decmil Group Ltd.	108,517	259
	Emeco Holdings Ltd.	784,967	255
*	Sundance Resources Ltd.	2,470,954	245
*	Saracen Mineral Holdings Ltd.	1,097,281	242
*	Macmahon Holdings Ltd.	1,677,243	238
	Forge Group Ltd.	55,592	231
	Astro Japan Property Group	67,032	228
*	Silver Lake Resources Ltd.	312,818	225
	UXC Ltd.	249,891	225
*	St. Barbara Ltd.	458,342	206
	Sunland Group Ltd.	131,850	200
^	Fleetwood Corp. Ltd.	60,520	193
*	Troy Resources Ltd.	151,728	191
	Cash Converters International Ltd.	212,154	191
	SMS Management & Technology Ltd.	43,059	187
	Kingsgate Consolidated Ltd.	136,958	184
*	Perseus Mining Ltd.	433,888	177
	Webjet Ltd.	54,639	163
*	Nexus Energy Ltd.	2,204,985	162
*	Tiger Resources Ltd.	419,327	157
*	APN News & Media Ltd.	355,100	156
	Boart Longyear Ltd.	382,965	155
*	Starpharma Holdings Ltd.	180,901	152
*	OM Holdings Ltd.	499,427	151
*	Watpac Ltd.	150,993	141
^,*	Billabong International Ltd.	333,081	124
*	Aspen Group	76,280	119
*	Indophil Resources NL	761,380	112

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Panoramic Resources Ltd.	336,757	104
	Ausenco Ltd.	64,831	101
*	Tap Oil Ltd.	186,680	96
	Imdex Ltd.	139,048	95
	Crowe Horwath Australasia Ltd.	152,276	90
^,*	Gindalbie Metals Ltd.	703,895	86
*	Bathurst Resources New Zealand Ltd.	434,735	80
*	Intrepid Mines Ltd.	297,788	80
*	Kingsrose Mining Ltd.	197,107	71
*	AJ Lucas Group Ltd.	58,163	66
	Mincor Resources NL	114,012	61
^,*	Coalspur Mines Ltd.	334,093	60
*	Rex Minerals Ltd.	127,504	60
*	Cape Lambert Resources Ltd.	447,421	55
*	Dart Energy Ltd.	359,795	48
*	Equatorial Resources Ltd.	71,238	47
*	Flinders Mines Ltd.	1,165,279	44
*	Gryphon Minerals Ltd.	219,135	32
*	Kagara Ltd.	274,560	31
*	Ramelius Resources Ltd.	180,600	23
*	Discovery Metals Ltd.	332,226	21
*	Galaxy Resources Ltd.	254,475	14
*	Mirabela Nickel Ltd.	669,289	10
			90,862
Austria (0.6%)
	Wienerberger AG	103,458	1,795
	Oesterreichische Post AG	34,884	1,636
	Schoeller-Bleckmann Oilfield Equipment AG	12,480	1,440
	CA Immobilien Anlagen AG	75,674	1,151
	Atrium European Real Estate Ltd.	185,929	1,110
	RHI AG	26,070	962
	Mayr Melnhof Karton AG	7,649	853
	Conwert Immobilien Invest SE	61,781	769
	Flughafen Wien AG	9,917	765
	Lenzing AG	6,852	511
1	AMAG Austria Metall AG	16,684	483
	EVN AG	26,305	401
	S IMMO AG	48,753	327
	BWT AG	12,796	275
	Palfinger AG	6,867	253
	Kapsch TrafficCom AG	3,047	164
	Zumtobel AG	8,459	151
			13,046
Belgium (1.0%)
	Ackermans & van Haaren NV	24,714	2,676
	Cofinimmo	16,227	1,960
	Sofina SA	16,947	1,795
	NV Bekaert SA	35,653	1,493
	D'ieteren SA/NV	26,746	1,260
	Elia System Operator SA/NV	25,800	1,180
	Befimmo	15,083	1,081
	Warehouses De Pauw SCA	12,332	915
^,*	ThromboGenics NV	30,315	835
	Gimv NV	15,460	783
	Melexis NV	22,610	735
	Cie Maritime Belge SA	27,377	729
^	Nyrstar (Voting Shares)	169,631	696
	Sipef SA	7,968	605
	Cie d'Entreprises CFE	7,587	600
	Barco NV	7,256	549
	Tessenderlo Chemie NV (Voting Shares)	21,642	542
	EVS Broadcast Equipment SA	8,005	524
*	RHJ International	83,268	435
	Mobistar SA	22,715	394

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	AGFA-Gevaert NV	152,786	363
*	KBC Ancora	10,860	353
	Van de Velde NV	6,302	320
^,*	Euronav NV	27,077	191
	Wereldhave Belgium NV	1,621	183
*	Ion Beam Applications	13,429	111
	Intervest Offices & Warehouses	4,222	111
	Recticel SA	15,464	104
			21,523
Brazil (2.0%)
	Kroton Educacional SA	177,200	2,618
	Anhanguera Educacional Participacoes SA	332,708	1,990
*	Qualicorp SA	204,100	1,915
	Estacio Participacoes SA	231,800	1,790
	Marcopolo SA Prior Pfd.	509,216	1,313
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	172,946	1,246
	Equatorial Energia SA	117,500	1,219
	Diagnosticos da America SA	236,920	1,216
	Suzano Papel e Celulose SA Prior Pfd. Class A	297,052	1,200
	Mills Estruturas e Servicos de Engenharia SA	77,978	1,077
	Odontoprev SA	246,627	1,018
	Cia de Saneamento de Minas Gerais-COPASA	60,998	990
	Iochpe-Maxion SA	71,950	876
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	55,700	856
	Alpargatas SA Prior Pfd.	118,184	814
	Aliansce Shopping Centers SA	80,579	782
	Ez Tec Empreendimentos e Participacoes SA	53,300	781
	Iguatemi Empresa de Shopping Centers SA	62,000	713
	Randon Participacoes SA Prior Pfd.	122,876	697
	Sao Martinho SA	48,400	682
	Even Construtora e Incorporadora SA	182,522	678
	Arezzo Industria e Comercio SA	44,600	663
	Grendene SA	72,764	656
	Fleury SA	82,330	640
*	Gafisa SA	438,982	591
	Magnesita Refratarios SA	207,401	575
	JSL SA	83,600	571
	QGEP Participacoes SA	115,400	558
	Brasil Insurance Participacoes e Administracao SA	61,427	557
*	Marfrig Alimentos SA	271,912	550
*	Smiles SA	41,093	539
*	International Meal Co. Holdings SA	52,800	520
*	Brasil Pharma SA	138,900	515
	Mahle-Metal Leve SA Industria e Comercio	41,000	513
	Helbor Empreendimentos SA	128,300	510
	Direcional Engenharia SA	87,300	505
*	Alupar Investimento SA	66,100	499
*	B2W Cia Digital	63,527	476
	LPS Brasil Consultoria de Imoveis SA	66,806	467
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	91,800	463
	Santos Brasil Participacoes SA	42,946	414
	SLC Agricola SA	43,900	407
	Brasil Brokers Participacoes SA	156,600	407
	Cia Energetica do Ceara Prior Pfd.	22,600	398
*	Rossi Residencial SA	300,115	368
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	78,018	347
	Marisa Lojas SA	41,600	346
	Abril Educacao SA	22,700	324
*	Tecnisa SA	78,100	324
	Tereos Internacional SA	239,159	315
*	Paranapanema SA	136,200	289
*	Contax Participacoes SA	34,353	283
*	Magazine Luiza SA	56,100	239
	JHSF Participacoes SA	95,400	238

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Sonae Sierra Brasil SA	22,400	225
Tegma Gestao Logistica	19,900	198
* LLX Logistica SA	335,952	176
* Brookfield Incorporacoes SA	238,607	149
* HRT Participacoes em Petroleo SA	266,030	78
* LLX Logistica SA Rights Exp. 11/12/2013	524,404	5
		40,369
Canada (12.7%)
* Tourmaline Oil Corp.	168,758	6,544
Gildan Activewear Inc.	118,486	5,712
Dollarama Inc.	64,957	5,583
Methanex Corp.	95,577	5,543
Baytex Energy Corp.	119,807	5,001
Onex Corp.	93,639	4,948
Vermilion Energy Inc.	87,506	4,810
^ Keyera Corp.	76,125	4,505
Industrial Alliance Insurance & Financial Services Inc.	97,397	4,368
AltaGas Ltd.	115,535	4,277
Open Text Corp.	57,203	4,204
Peyto Exploration & Development Corp.	127,911	3,855
Atco Ltd.	77,200	3,583
^ Enerplus Corp.	193,442	3,338
^ Pengrowth Energy Corp.	505,299	3,247
Progressive Waste Solutions Ltd.	116,332	3,125
Aimia Inc.	170,646	3,016
CAE Inc.	257,671	2,953
* New Gold Inc.	497,814	2,922
Gibson Energy Inc.	117,425	2,884
Precision Drilling Corp.	269,037	2,846
Constellation Software Inc.	15,196	2,768
MacDonald Dettwiler & Associates Ltd.	36,153	2,758
H&R REIT	129,037	2,673
West Fraser Timber Co. Ltd.	28,666	2,628
^ Home Capital Group Inc. Class B	32,797	2,603
Canadian Western Bank	78,895	2,530
^ Cineplex Inc.	62,671	2,525
* Athabasca Oil Corp.	398,580	2,485
Stantec Inc.	41,135	2,444
^ Veresen Inc.	192,500	2,382
Mullen Group Ltd.	88,372	2,368
ShawCor Ltd.	55,752	2,344
Empire Co. Ltd.	30,958	2,280
Ensign Energy Services Inc.	132,472	2,264
CCL Industries Inc. Class B	31,304	2,150
Quebecor Inc. Class B	86,072	2,128
TransForce Inc.	94,976	2,103
* Osisko Mining Corp.	429,495	2,097
Trican Well Service Ltd.	147,894	2,078
Davis & Henderson Corp.	78,792	2,029
Alamos Gold Inc.	127,087	2,025
^ Bonavista Energy Corp.	171,786	1,982
* Lundin Mining Corp.	421,792	1,901
* Canfor Corp.	90,188	1,869
* Imax Corp.	64,183	1,867
Whitecap Resources Inc.	159,261	1,850
Westshore Terminals Investment Corp.	56,054	1,846
* Celestica Inc.	165,831	1,821
Corus Entertainment Inc. Class B	77,814	1,814
Linamar Corp.	53,885	1,812
^ Ritchie Bros Auctioneers Inc.	89,820	1,775
Pan American Silver Corp.	165,228	1,756
Jean Coutu Group PJC Inc. Class A	97,038	1,715
Trilogy Energy Corp.	58,229	1,708
Canadian REIT	41,299	1,682

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
TMX Group Ltd.	36,830	1,680
Capital Power Corp.	79,311	1,643
^ Russel Metals Inc.	59,413	1,641
* Tahoe Resources Inc.	85,400	1,640
Toromont Industries Ltd.	73,192	1,622
Laurentian Bank of Canada	35,184	1,571
* Paramount Resources Ltd. Class A	45,053	1,561
RONA Inc.	132,039	1,548
Calloway REIT	63,508	1,529
* B2Gold Corp.	610,751	1,511
Genworth MI Canada Inc.	47,949	1,509
Genivar Inc.	51,992	1,488
Dundee REIT Class A	52,720	1,462
Secure Energy Services Inc.	100,554	1,426
First Capital Realty Inc.	82,064	1,426
Bonterra Energy Corp.	24,900	1,399
HudBay Minerals Inc.	169,483	1,382
* Coastal Energy Co.	76,806	1,366
Lightstream Resources Ltd.	209,192	1,344
AGF Management Ltd. Class B	101,208	1,337
* First Majestic Silver Corp.	114,466	1,295
^ Northland Power Inc.	79,906	1,266
Pason Systems Inc.	60,357	1,254
* Westport Innovations Inc.	52,928	1,240
Superior Plus Corp.	115,627	1,233
Trinidad Drilling Ltd.	126,946	1,230
Boardwalk REIT	21,515	1,224
* ATS Automation Tooling Systems Inc.	88,488	1,224
Cogeco Cable Inc.	25,631	1,212
FirstService Corp.	29,147	1,212
^ Parkland Fuel Corp.	64,108	1,175
North West Co. Inc.	45,297	1,126
Emera Inc.	37,905	1,118
Maple Leaf Foods Inc.	75,160	1,107
Stella-Jones Inc.	40,200	1,100
* Detour Gold Corp.	133,160	1,088
* Dominion Diamond Corp.	79,953	1,080
Enerflex Ltd.	75,111	1,064
Algonquin Power & Utilities Corp.	162,992	1,052
Calfrac Well Services Ltd.	33,708	1,051
Manitoba Telecom Services Inc.	36,516	1,032
Cominar REIT	56,478	1,029
Allied Properties REIT	31,571	1,016
Canexus Corp.	143,905	1,002
Transcontinental Inc. Class A	62,678	1,001
* Legacy Oil & Gas Inc.	146,700	993
Martinrea International Inc.	92,838	984
Sherritt International Corp.	285,180	976
^ AuRico Gold Inc.	234,133	972
Petrominerales Ltd.	82,900	953
Artis REIT	68,790	951
* Capstone Mining Corp.	356,477	947
* Bankers Petroleum Ltd.	242,410	930
Canadian Apartment Properties REIT	45,005	929
Chartwell Retirement Residences	89,098	916
Dorel Industries Inc. Class B	24,331	904
Savanna Energy Services Corp.	117,935	887
^ Just Energy Group Inc.	124,002	880
* China Gold International Resources Corp. Ltd.	318,000	854
* Birchcliff Energy Ltd.	116,584	833
Aecon Group Inc.	59,804	829
Alacer Gold Corp.	280,759	778
* Argonaut Gold Inc.	137,840	767
* Dundee Corp. Class A	39,330	754

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Innergex Renewable Energy Inc.	84,624	742
*	Imperial Metals Corp.	56,102	710
	Cott Corp.	85,844	703
	Granite REIT	19,800	688
*	Crew Energy Inc.	115,509	671
	Norbord Inc.	23,334	662
*	Kelt Exploration Ltd.	79,730	658
*	Paladin Labs Inc.	10,706	655
	Major Drilling Group International Inc.	82,412	650
*	NuVista Energy Ltd.	101,794	649
	SEMAFO Inc.	236,589	642
*	Endeavour Silver Corp.	153,021	635
	Nevsun Resources Ltd.	173,931	634
	Centerra Gold Inc.	155,772	623
*	Great Canadian Gaming Corp.	50,530	621
	Canaccord Genuity Group Inc.	97,789	621
*	Advantage Oil & Gas Ltd.	150,553	612
*	Dream Unlimited Corp.	45,630	607
*	Torex Gold Resources Inc.	529,135	589
	Morguard REIT	35,908	585
*	Nordion Inc.	70,580	584
^	Atlantic Power Corp.	117,274	529
^,*	NovaGold Resources Inc.	243,837	526
*	Dundee Precious Metals Inc.	119,076	508
*	Atrium Innovations Inc.	26,490	482
^,*	Thompson Creek Metals Co. Inc.	149,200	481
^	Extendicare Inc.	74,575	478
	Silvercorp Metals Inc.	152,493	475
*	BlackPearl Resources Inc.	246,144	458
*	Silver Standard Resources Inc.	76,940	433
*	OceanaGold Corp.	252,309	421
^,*	Seabridge Gold Inc.	43,250	412
*	Denison Mines Corp.	345,667	381
	Northern Property REIT	13,500	363
*	Rubicon Minerals Corp.	255,112	352
*	Taseko Mines Ltd.	143,270	352
	GMP Capital Inc.	56,000	334
*	Continental Gold Ltd.	87,900	333
	Cascades Inc.	58,366	327
	Torstar Corp. Class B	60,189	323
	Wi-Lan Inc.	97,900	308
	First National Financial Corp.	14,650	306
	Reitmans Canada Ltd. Class A	45,172	297
	Sprott Inc.	109,700	278
*	Katanga Mining Ltd.	497,876	263
*	Pretium Resources Inc.	68,600	224
*	Endeavour Mining Corp.	317,009	188
^,*	Niko Resources Ltd.	54,400	175
*	Westport Innovations Inc.	7,000	164
	InnVest REIT	39,343	154
*	Gabriel Resources Ltd.	158,410	135
*	SouthGobi Resources Ltd.	47,800	56
			261,934
Chile (0.5%)
	Sonda SA	464,580	1,205
	Vina Concha y Toro SA	575,696	1,051
	E.CL SA	521,882	814
	Parque Arauco SA	416,832	804
	Inversiones Aguas Metropolitanas SA	431,765	796
	Ripley Corp. SA	834,041	732
	Sociedad Matriz SAAM SA	5,642,437	565
	Administradora de Fondos de Pensiones Habitat SA	351,216	551
	Besalco SA	351,875	495
	CFR Pharmaceuticals SA	1,915,306	486

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Inversiones La Construccion SA	28,734	428
	Salfacorp SA	348,027	397
	Sigdo Koppers SA	221,934	370
*	Cia Sud Americana de Vapores SA	7,455,806	345
	Masisa SA	2,159,349	159
	Norte Grande SA	21,271,562	95
			9,293
China (3.2%)
	China Everbright International Ltd.	2,219,791	2,213
	Beijing Enterprises Water Group Ltd.	3,754,024	1,670
	Sino Biopharmaceutical	2,345,648	1,658
*	Hanergy Solar Group Ltd.	9,625,270	1,638
	CSPC Pharmaceutical Group Ltd.	2,598,189	1,621
	Kingsoft Corp. Ltd.	626,220	1,554
	Haitian International Holdings Ltd.	574,047	1,384
	Sihuan Pharmaceutical Holdings Group Ltd.	1,711,013	1,277
*	Hunan Nonferrous Metal Corp. Ltd.	4,065,223	1,127
	Digital China Holdings Ltd.	834,671	1,096
	Intime Retail Group Co. Ltd.	917,787	1,093
	AviChina Industry & Technology Co. Ltd.	2,227,841	1,058
	Biostime International Holdings Ltd.	137,776	1,043
	Dah Chong Hong Holdings Ltd.	1,225,526	1,040
	Skyworth Digital Holdings Ltd.	2,098,497	1,018
	Sunac China Holdings Ltd.	1,463,000	1,015
^	China Power International Development Ltd.	2,513,320	985
	Tong Ren Tang Technologies Co. Ltd.	310,801	942
	CIMC Enric Holdings Ltd.	620,000	873
	China Shanshui Cement Group Ltd.	2,382,705	849
^	Sinopec Kantons Holdings Ltd.	910,536	831
^,*	Kaisa Group Holdings Ltd.	2,475,000	754
*	BYD Electronic International Co. Ltd.	1,582,000	740
*	China Resources and Transportation Group Ltd.	12,100,000	701
	China Wireless Technologies Ltd.	1,863,978	697
*	China Modern Dairy Holdings Ltd.	1,404,000	654
	China Medical System Holdings Ltd.	724,800	652
^,*	China High Speed Transmission Equipment Group Co. Ltd.	1,183,000	635
*	VODone Ltd.	7,067,566	611
^	China Overseas Grand Oceans Group Ltd.	488,000	582
	Fufeng Group Ltd.	1,326,606	563
	Anxin-China Holdings Ltd.	1,720,000	557
	Ajisen China Holdings Ltd.	525,408	551
	China South City Holdings Ltd.	1,770,000	551
*	Kingdee International Software Group Co. Ltd.	1,701,200	548
^	Daphne International Holdings Ltd.	1,025,996	535
*	China ZhengTong Auto Services Holdings Ltd.	757,000	527
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	229,000	519
	China Oil & Gas Group Ltd.	3,200,000	512
	First Tractor Co. Ltd.	712,832	509
*	China Lesso Group Holdings Ltd.	785,000	502
	Dongyue Group	1,060,000	500
^	Tibet 5100 Water Resources Holdings Ltd.	1,260,000	489
	Tianjin Port Development Holdings Ltd.	2,711,976	472
	Phoenix Satellite Television Holdings Ltd.	1,331,783	469
	China Singyes Solar Technologies Holdings Ltd.	432,600	469
^,*	China Precious Metal Resources Holdings Co. Ltd.	2,844,000	459
	Lao Feng Xiang Co. Ltd. Class B	177,120	453
^	Baoxin Auto Group Ltd.	440,000	453
	NetDragon Websoft Inc.	195,500	450
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,865,417	450
*	Interchina Holdings Co.	6,080,000	431
^	China Lumena New Materials Corp.	2,020,000	430
	West China Cement Ltd.	2,808,000	420
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	419
	Huaneng Renewables Corp. Ltd.	1,068,000	412

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
^	XTEP International Holdings	820,379	404
^,*	China Metal Recycling Holdings Ltd.	332,400	404
	Shenguan Holdings Group Ltd.	856,000	382
	Jiangsu Future Land Co. Ltd. Class B	564,050	365
	Beijing Capital Land Ltd.	1,000,000	360
	Sunny Optical Technology Group Co. Ltd.	370,000	358
^,*	Glorious Property Holdings Ltd.	2,200,000	352
	TCL Multimedia Technology Holdings Ltd.	849,842	350
	China Shineway Pharmaceutical Group Ltd.	220,000	341
	Fantasia Holdings Group Co. Ltd.	1,986,000	340
	Sinotrans Shipping Ltd.	1,022,690	336
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	332
	China Water Affairs Group Ltd.	876,000	329
*	Tech Pro Technology Development Ltd.	662,000	320
*	CIFI Holdings Group Co. Ltd.	1,632,000	318
	C C Land Holdings Ltd.	1,173,000	316
	Hangzhou Steam Turbine Co. Class B	237,812	315
	Dalian Port PDA Co. Ltd.	1,352,538	314
*	China Huiyuan Juice Group Ltd.	455,000	305
	Luthai Textile Co. Ltd. Class B	249,700	303
	Lijun International Pharmaceutical Holding Co. Ltd.	1,108,000	301
*	MMG Ltd.	1,320,127	294
*	North Mining Shares Co. Ltd.	6,390,000	284
*	China Power New Energy Development Co. Ltd.	5,340,000	272
	Cosco International Holdings Ltd.	626,000	270
*	Chinasoft International Ltd.	920,000	269
	Tianneng Power International Ltd.	710,000	268
*	China Machinery Engineering Corp.	385,000	263
	Xingda International Holdings Ltd.	432,000	263
*	Winsway Coking Coal Holdings Ltd.	3,478,870	260
	Yuexiu Transport Infrastructure Ltd.	494,000	260
	Tiangong International Co. Ltd.	996,000	256
*	China WindPower Group Ltd.	6,370,000	255
	Welling Holding Ltd.	1,203,600	253
	Wasion Group Holdings Ltd.	400,000	251
	Shanghai Diesel Engine Co. Ltd. Class B	327,400	250
^	Hengdeli Holdings Ltd.	1,053,765	250
	Powerlong Real Estate Holdings Ltd.	1,193,000	248
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	246
	China Datang Corp. Renewable Power Co. Ltd.	1,189,000	241
	Weiqiao Textile Co.	390,500	238
*	Mingfa Group International Co. Ltd.	868,000	235
	China National Accord Medicines Corp. Ltd. Class B	52,900	230
^	MIE Holdings Corp.	1,070,000	229
	Livzon Pharmaceutical Group Inc. Class B	51,500	222
	Billion Industrial Holdings Ltd.	400,500	218
	NVC Lighting Holding Ltd.	887,000	216
*	Tianjin Development Hldgs Ltd.	300,000	199
^,*	Comba Telecom Systems Holdings Ltd.	570,175	188
	Lingbao Gold Co. Ltd.	832,558	182
	Maoye International Holdings Ltd.	923,459	179
*	Lonking Holdings Ltd.	869,313	177
	Hainan Meilan International Airport Co. Ltd.	166,000	175
	China Lilang Ltd.	269,000	174
	Minmetals Land Ltd.	1,184,000	170
*	Chongqing Iron & Steel Co. Ltd.	1,185,566	168
	Shanghai Baosight Software Co. Ltd. Class B	90,870	164
	Huaxin Cement Co. Ltd. Class B	109,100	162
	China Fangda Group Co. Ltd. Class B	436,800	161
	Xiamen International Port Co. Ltd.	1,177,000	159
	361 Degrees International Ltd.	552,000	158
	Hubei Sanonda Co. Ltd. Class B	178,600	157
*	SRE Group Ltd.	4,329,142	156
	Yuanda China Holdings Ltd.	1,756,000	149

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Qingling Motors Co. Ltd.	476,929	146
*	Sinolink Worldwide Holdings Ltd.	1,446,000	142
	China ITS Holdings Co. Ltd.	531,000	139
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	137
^,*	Hidili Industry International Development Ltd.	815,000	135
	Shandong Airlines Co. Ltd.	90,400	132
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	130
	Eastern Communications Co. Ltd. Class B	269,950	123
	Peak Sport Products Co. Ltd.	523,756	120
	China Automation Group Ltd.	566,670	119
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	138,500	119
*	China Rare Earth Holdings Ltd.	770,000	118
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	116
*	INESA Electron Co. Ltd. Class B	268,933	111
*	Chengde Nanjiang Co. Ltd. Class B	271,700	106
	HKC Holdings Ltd.	3,000,460	105
	Changchai Co. Ltd. Class B	179,100	103
	Chen Hsong Holdings	322,000	102
^,*	Boshiwa International Holding Ltd.	469,000	102
	Wafangdian Bearing Co. Ltd. Class B	150,200	98
	Guangdong Provincial Expressway Development Co. Ltd. Class B	299,900	97
*	Jinchuan Group International Resources Co. Ltd.	644,000	96
	Huangshan Tourism Development Co. Ltd. Class B	77,300	95
	Chongqing Machinery & Electric Co. Ltd.	758,000	94
	Sparkle Roll Group Ltd.	1,392,000	93
	Hefei Meiling Co. Ltd. Class B	184,160	92
*	China Green Holdings Ltd.	771,928	89
*	Kama Co. Ltd. Class B	171,000	82
	Real Nutriceutical Group Ltd.	314,000	81
	Shanghai Highly Group Co. Ltd. Class B	147,000	80
	Jingwei Textile Machinery	120,000	79
	O-Net Communications Group Ltd.	397,000	75
*	SGSB Group Co. Ltd. Class B	153,400	74
*	Great Wall Technology Co. Ltd.	252,000	73
	SYP Glass Group Co. Ltd.	139,400	71
*	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	69
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	64
	China High Precision Automation Group Ltd.	401,000	63
*	Shenzhen International Enterprise Class B	38,200	62
	Fiyta Holdings Ltd. Class B	73,309	62
*	China Textile Machinery Class B	80,200	61
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	59
*	Shanghai Potevio Co. Ltd. Class B	83,300	50
*	China Tontine Wines Group Ltd.	952,000	47
	Dalian Refrigeration Co. Ltd. Class B	57,600	45
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	45
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	41
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	38
*	Real Gold Mining Ltd.	239,476	26
*	Chigo Holding Ltd.	1,038,000	23
			65,654
Colombia (0.1%)
	Banco Davivienda SA Prior Pfd.	102,306	1,342

Denmark (1.4%)
*	Vestas Wind Systems A/S	200,899	5,384
	GN Store Nord A/S	173,594	3,960
*	Jyske Bank A/S	64,474	3,645
	Pandora A/S	68,187	3,250
	Topdanmark A/S	94,730	2,578
*	Sydbank A/S	69,989	2,070
*	Genmab A/S	47,291	2,055
*	SimCorp A/S	38,160	1,249
	NKT Holding A/S	19,230	933

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Royal UNIBREW	6,728	864
	ALK-Abello A/S	6,884	654
*	Alm Brand A/S	110,294	432
	Schouw & Co.	10,765	402
	D/S Norden A/S	8,002	352
*	Auriga Industries Class B	7,220	283
*	East Asiatic Co. Ltd. A/S	15,849	271
	Solar A/S Class B	4,444	253
*	Bang & Olufsen A/S	24,421	236
*	Bavarian Nordic A/S	11,876	144
			29,015
Egypt (0.1%)
*	Six of October Development & Investment	66,991	234
	Orascom Telecom Media And Technology Holding SAE	1,850,079	182
*	Medinet Nasr Housing	44,069	174
*	Palm Hills Developments SAE	435,649	157
	Arab Cotton Ginning	184,483	131
	Oriental Weavers	23,058	100
	Heliopolis Co. for Housing and Construction SAE	26,698	91
	Amer Group Holding	1,017,108	86
*	Maridive & Oil Services SAE	71,848	79
*	Egyptian Resorts Co.	494,654	73
*	Egyptian Financial & Industrial Co.	43,090	68
*	Abu Dhabi Islamic Bank	53,172	62
*	Nile Cotton Ginning	31,192	30
*	Palm Hills Developments SAE Rights Exp. 12/05/2013	124,682	8
			1,475
Finland (1.8%)
	Elisa Oyj	167,501	4,197
	Pohjola Bank plc Class A	186,222	3,391
	Huhtamaki Oyj	107,734	2,590
	Orion Oyj Class B	95,485	2,566
	Amer Sports Oyj	124,246	2,549
	Konecranes Oyj	62,738	2,114
^	Outotec Oyj	177,410	1,754
	YIT Oyj	126,762	1,644
	Tieto Oyj	71,380	1,568
	Cargotec Oyj Class B	41,943	1,532
	Sponda Oyj	242,091	1,255
	Kemira Oyj	78,086	1,254
	Uponor Oyj	58,566	1,157
	Sanoma Oyj	107,293	931
*	Caverion Corp.	116,208	908
	Ramirent Oyj	73,700	886
	Citycon Oyj	227,469	811
	Lassila & Tikanoja Oyj	37,477	786
	Raisio plc	125,198	728
	Metsa Board Oyj	182,003	706
	Rautaruukki Oyj	69,281	599
^,*	Outokumpu Oyj	974,232	541
^	Stockmann OYJ Abp Class B	29,251	467
	Cramo Oyj	19,606	392
	Oriola-KD Oyj	81,211	263
	Finnair Oyj	66,865	255
	F-Secure Oyj	73,142	189
*	Poyry Oyj	31,862	169
	HKScan Oyj	22,851	105
			36,307
France (2.5%)
	Ingenico	40,878	3,071
	Teleperformance	55,239	2,924
^	Neopost SA	32,893	2,483
	Havas SA	257,630	2,142

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Eurofins Scientific	7,638	2,091
	Orpea	35,778	1,930
	Rubis SCA	26,596	1,660
	Plastic Omnium SA	54,135	1,547
	Metropole Television SA	64,538	1,485
	Etablissements Maurel et Prom	85,702	1,380
*	Technicolor SA	254,490	1,373
	Bourbon SA	48,074	1,370
*	UBISOFT Entertainment	106,383	1,365
*	Faurecia	46,409	1,353
	IPSOS	31,765	1,337
	Medica SA	47,216	1,213
	Vicat	15,316	1,144
	Nexans SA	22,639	1,007
	Nexity SA	24,006	940
	Altran Technologies SA	104,209	924
*	GameLoft SE	86,204	915
	Alten SA	20,025	905
	Virbac SA	4,411	887
	Rallye SA	20,558	875
	Mercialys SA	38,624	833
	Saft Groupe SA	23,212	736
*	Beneteau SA	32,760	600
	Vilmorin & Cie SA	5,072	598
	Boiron SA	8,579	580
*	Derichebourg SA	165,326	578
	Sartorius Stedim Biotech	3,809	573
	LISI	3,423	528
	Societe d'Edition de Canal &	62,415	515
	Sopra Group SA	5,831	510
	Faiveley Transport SA	5,908	461
	ALBIOMA	18,430	450
	April	21,172	450
	Mersen	12,139	444
*	FFP	7,027	407
	Groupe Steria SCA	20,464	378
*	Club Mediterranee SA	15,827	373
^,*	SOITEC	164,898	373
	Jacquet Metal Service	22,154	372
	Bonduelle S.C.A.	14,412	360
*	Euro Disney SCA	51,268	334
	Ciments Francais SA	4,617	331
	Esso SA Francaise	4,948	318
	MPI	72,195	314
*	Bull	64,342	284
	Societe de la Tour Eiffel	3,899	262
*	Groupe Fnac	9,148	256
*	Solocal Group	107,918	251
*	Parrot SA	7,881	220
	Assystem	7,796	212
	Stallergenes SA	2,818	212
*	Trigano SA	8,932	190
*	Boursorama	18,049	181
	Seche Environnement SA	4,506	180
	Manitou BF SA	9,233	174
	Guerbet	1,046	142
*	Nexans SA Rights	21,817	132
	GL Events	5,304	115
*	Haulotte Group SA	9,244	113
^	Maisons France Confort	2,157	79
	Union Financiere de France BQE SA	3,200	77
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	8
			50,825

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
Germany (4.4%)
*	ProSiebenSat.1 Media AG	140,404	6,675
*	Sky Deutschland AG	479,715	4,728
	Symrise AG	109,764	4,647
	Wirecard AG	102,519	3,730
	Stada Arzneimittel AG	58,889	3,385
	Deutsche Wohnen AG	173,668	3,266
	Freenet AG	111,298	2,891
	Aurubis AG	44,791	2,822
	GSW Immobilien AG	48,523	2,251
	Leoni AG	32,162	2,177
	DMG MORI SEIKI AG	64,212	2,111
	Rhoen Klinikum AG	74,633	2,086
	Deutsche Euroshop AG	46,100	2,049
	Gerresheimer AG	29,478	1,950
	LEG Immobilien AG	33,611	1,914
	Wincor Nixdorf AG	28,905	1,911
^	SGL Carbon SE	43,140	1,682
*	Morphosys AG	21,382	1,654
*	Aareal Bank AG	41,007	1,573
*	GAGFAH SA	103,257	1,464
	ElringKlinger AG	34,358	1,461
	Norma Group SE	28,890	1,445
*	Dialog Semiconductor plc	73,800	1,418
	KUKA AG	30,824	1,403
	TAG Immobilien AG	113,827	1,375
	Krones AG	13,870	1,214
*	Kloeckner & Co. SE	85,009	1,199
*	Aixtron SE	82,388	1,182
	Gerry Weber International AG	27,886	1,156
	Pfeiffer Vacuum Technology AG	9,706	1,130
	Rational AG	3,643	1,116
*	Nordex SE	61,909	1,085
	Alstria Office REIT-AG	85,320	1,080
	Duerr AG	12,026	1,053
	Vossloh AG	9,267	956
	Jungheinrich AG Prior Pfd.	13,811	862
*	Deutz AG	90,866	862
	KWS Saat AG	2,314	826
	CTS Eventim AG	16,652	812
	Bechtle AG	12,496	801
	KSB AG Prior Pfd.	1,238	773
	Jenoptik AG	43,583	761
	BayWa AG	13,997	713
	Rheinmetall AG	11,349	702
	Draegerwerk AG & Co. KGaA Prior Pfd.	5,904	692
	Grenkeleasing AG	6,323	626
*	DIC Asset AG	55,451	612
	Sixt SE Prior Pfd.	24,293	581
	GFK SE	9,411	550
	Bertrandt AG	4,101	536
	Indus Holding AG	14,340	515
	Takkt AG	25,446	505
^,*	Heidelberger Druckmaschinen AG	181,983	487
	Carl Zeiss Meditec AG	15,332	484
	Hamburger Hafen und Logistik AG	16,872	423
	CAT Oil AG	17,146	418
	Biotest AG Prior Pfd.	5,206	406
	Kontron AG	57,446	393
	SMA Solar Technology AG	8,955	365
	QSC AG	56,381	351
	Bauer AG	14,085	345
	Sixt SE	11,452	345
	Draegerwerk AG & Co. KGaA	2,797	277

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Deutsche Beteiligungs AG	9,994	262
*	H&R AG	20,505	248
*	Patrizia Immobilien AG	25,654	240
	Comdirect Bank AG	17,837	203
	Delticom AG	3,695	195
^,*	Air Berlin plc	63,732	147
	CropEnergies AG	10,226	96
			90,653
Greece (1.0%)
	OPAP SA	207,215	2,573
	National Bank of Greece SA	389,400	2,212
	Piraeus Bank SA	957,016	1,998
*	Alpha Bank Warrants Exp. 12/10/2017	807,365	1,513
	Public Power Corp. SA	101,245	1,505
*	Alpha Bank AE	1,644,192	1,473
*	Titan Cement Co. SA	49,623	1,350
*	JUMBO SA	89,771	1,204
*	Folli Follie SA	32,816	975
*	Viohalco Hellenic Copper and Aluminum Industry SA	82,549	817
	Motor Oil Hellas Corinth Refineries SA	58,459	695
	Hellenic Exchanges SA	63,027	662
*	Mytilineos Holdings SA	76,853	621
*	Ellaktor SA	107,389	467
	Metka SA	23,455	440
	Athens Water Supply & Sewage Co. SA	28,026	316
*	Marfin Investment Group Holdings SA	476,822	304
*	Eurobank Properties Real Estate Investment Co.	24,865	303
*	Frigoglass SA	33,992	272
	Intralot SA-Integrated Lottery Systems & Services	99,887	264
*	TT Hellenic Postbank SA	44,448	10
			19,974
Hong Kong (1.5%)
	Minth Group Ltd.	746,219	1,561
	Pacific Basin Shipping Ltd.	2,088,766	1,495
	Luk Fook Holdings International Ltd.	327,000	1,167
	Giordano International Ltd.	1,217,122	1,142
	NagaCorp Ltd.	1,226,737	1,133
	Chow Sang Sang Holdings International Ltd.	293,548	952
	Yingde Gases Group Co. Ltd.	908,500	933
	Vitasoy International Holdings Ltd.	664,738	857
	Yuexiu REIT	1,660,000	835
*	TCL Communication Technology Holdings Ltd.	912,669	830
	SA SA International Holdings Ltd.	729,747	796
	Stella International Holdings Ltd.	306,591	755
*	G-Resources Group Ltd.	22,482,190	672
	SmarTone Telecommunications Holdings Ltd.	494,400	651
	Towngas China Co. Ltd.	639,000	630
	Truly International Holdings	983,000	624
	REXLot Holdings Ltd.	6,979,448	612
^,*	Sinopoly Battery Ltd.	12,475,560	595
	Pacific Textiles Holdings Ltd.	406,000	557
	Ju Teng International Holdings Ltd.	742,000	540
^	Trinity Ltd.	1,406,000	526
	China Aerospace International Holdings Ltd.	4,512,000	518
	Newocean Energy Holdings Ltd.	826,000	503
^	Anton Oilfield Services Group	772,000	488
	K Wah International Holdings Ltd.	833,000	457
	Far East Consortium International Ltd.	1,369,131	452
^	Honghua Group Ltd.	1,473,000	448
	Emperor Watch & Jewellery Ltd.	5,490,000	439
	Man Wah Holdings Ltd.	248,000	427
	New World Department Store China Ltd.	727,966	422
	Sunlight REIT	1,000,000	394
	Ports Design Ltd.	519,432	387

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	AMVIG Holdings Ltd.	800,000	376
*	Citic 21CN Co. Ltd.	5,850,000	363
*	Xinchen China Power Holdings Ltd.	733,000	357
	Value Partners Group Ltd.	577,000	350
	Varitronix International Ltd.	386,000	344
	Singamas Container Holdings Ltd.	1,307,960	305
	CITIC Telecom International Holdings Ltd.	971,004	304
	Prosperity REIT	944,000	284
*	Yanchang Petroleum International Ltd.	6,270,000	275
	TCC International Holdings Ltd.	739,000	275
*	Lai Sun Development	8,974,000	257
	HKR International Ltd.	510,400	250
^,*	Sino Oil And Gas Holdings Ltd.	8,770,000	240
	Dickson Concepts International Ltd.	381,037	237
	Yip's Chemical Holdings Ltd.	272,000	229
	Regal Hotels International Holdings Ltd.	414,000	226
^,*	Silver base Group Holdings Ltd.	1,285,475	214
	Midland Holdings Ltd.	514,000	209
	YGM Trading Ltd.	85,000	192
	Road King Infrastructure Ltd.	189,346	191
^	Microport Scientific Corp.	270,000	183
*	CST Mining Group Ltd.	15,432,000	179
	Inspur International Ltd.	3,680,000	152
	SOCAM Development Ltd.	124,725	148
*	Neo-Neon Holdings Ltd.	591,500	136
*	United Laboratories International Holdings Ltd.	322,500	136
	IT Ltd.	412,000	125
*	Mongolia Energy Corp. Ltd.	3,603,000	125
	Polytec Asset Holdings Ltd.	940,000	120
	Henderson Investment Ltd.	1,405,000	111
*	Pou Sheng International Holdings Ltd.	2,032,500	107
	EVA Precision Industrial Holdings Ltd.	696,000	100
	TPV Technology Ltd.	436,000	92
*	L'sea Resources International Holdings Ltd.	1,390,000	74
*	PetroAsian Energy Holdings Ltd.	3,380,000	71
*	Heng Tai Consumables Group Ltd.	3,480,750	64
	Hong Kong Television Network Ltd.	129,000	42
	Oriental Press Group	262,000	31
			30,272
Hungary (0.0%)
	EGIS Pharmaceuticals plc	4,386	543

India (1.2%)
	Apollo Hospitals Enterprise Ltd.	75,032	1,108
	Mahindra & Mahindra Financial Services Ltd.	236,832	1,088
	LIC Housing Finance Ltd.	229,321	837
	Marico Ltd.	230,152	793
*	Jubilant Foodworks Ltd.	34,638	670
	Motherson Sumi Systems Ltd.	151,086	662
	MindTree Ltd.	28,642	646
	UPL Ltd.	238,726	638
	Havells India Ltd.	44,824	539
	Aurobindo Pharma Ltd.	143,003	503
	Emami Ltd.	60,451	488
*	Federal Bank Ltd.	360,390	481
	Eicher Motors Ltd.	7,147	460
	Tata Global Beverages Ltd.	165,766	442
	MAX India Ltd.	137,997	424
	ING Vysya Bank Ltd.	43,688	418
	Bhushan Steel Ltd.	51,363	402
	Jammu & Kashmir Bank Ltd.	18,934	402
	CESC Ltd.	62,212	376
	Bajaj Finserv Ltd.	34,801	362
	Strides Arcolab Ltd.	24,786	351

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Petronet LNG Ltd.	161,848	327
Biocon Ltd.	57,919	326
Hexaware Technologies Ltd.	145,401	314
Ipca Laboratories Ltd.	26,037	289
Coromandel International Ltd.	78,364	284
Arvind Ltd.	164,332	283
Bajaj Finance Ltd.	12,793	282
* Hathway Cable & Datacom Ltd.	60,302	281
IFCI Ltd.	715,531	281
L&T Finance Holdings Ltd.	206,503	277
Thermax Ltd.	26,379	274
Jain Irrigation Systems Ltd.	249,031	271
Torrent Pharmaceuticals Ltd.	34,950	256
* Videocon Industries Ltd.	88,639	250
Apollo Tyres Ltd.	225,464	249
Indiabulls Real Estate Ltd.	234,345	238
Indian Hotels Co. Ltd.	277,839	222
* Dish TV India Ltd.	243,226	211
Polaris Financial Technology Ltd.	88,447	206
McLeod Russel India Ltd.	45,274	202
Engineers India Ltd.	69,398	200
* Jet Airways India Ltd.	35,377	196
South Indian Bank Ltd.	555,816	192
Syndicate Bank	144,831	191
Sobha Developers Ltd.	33,742	171
* Sun Pharma Advanced Research Co. Ltd.	80,312	170
* Housing Development & Infrastructure Ltd.	236,582	163
Radico Khaitan Ltd.	62,674	149
UCO Bank	125,897	148
India Infoline Ltd.	157,859	145
The Ramco Cements Ltd.	49,129	143
Karnataka Bank Ltd.	86,492	142
Central Bank Of India	158,386	141
IRB Infrastructure Developers Ltd.	108,643	141
PTC India Ltd.	152,703	139
CMC Ltd.	6,256	138
* Gujarat Gas Co. Ltd.	28,068	132
Indraprastha Gas Ltd.	28,904	132
Shree Renuka Sugars Ltd.	360,673	132
Jindal Saw Ltd.	166,808	130
Amtek Auto Ltd.	121,519	128
Indian Overseas Bank	142,349	118
* Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	117
* Suzlon Energy Ltd.	749,163	117
Gujarat State Petronet Ltd.	128,117	117
Gujarat Mineral Development Corp. Ltd.	69,409	117
Allahabad Bank	77,424	115
Gateway Distriparks Ltd.	59,349	110
Andhra Bank	115,901	110
Sintex Industries Ltd.	191,650	102
TVS Motor Co. Ltd.	121,091	100
Indian Bank	72,586	99
Alstom India Ltd.	17,227	98
Aban Offshore Ltd.	23,690	98
Voltas Ltd.	66,516	96
Rolta India Ltd.	93,332	95
Raymond Ltd.	20,579	90
Century Textiles & Industries Ltd.	19,210	86
India Cements Ltd.	105,695	85
Balrampur Chini Mills Ltd.	122,782	82
Gujarat State Fertilisers & Chemicals Ltd.	82,282	80
Alstom T&D India Ltd.	32,561	79
* Punj Lloyd Ltd.	166,563	76
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	75,373	75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Chambal Fertilizers & Chemicals Ltd.	133,715	75
Bajaj Hindusthan Ltd.	325,470	72
Multi Commodity Exchange of India Ltd.	8,774	68
Vijaya Bank	99,615	67
* GVK Power & Infrastructure Ltd.	520,176	61
SREI Infrastructure Finance Ltd.	177,118	59
* IVRCL Ltd.	254,830	54
NCC Ltd.	128,432	54
* Schneider Electric Infrastructure Ltd.	50,828	53
* Gujarat NRE Coke Ltd.	249,119	53
Welspun Corp. Ltd.	76,049	52
Financial Technologies India Ltd.	18,072	51
Era Infra Engineering Ltd.	77,455	48
Monnet Ispat & Energy Ltd.	22,411	48
Bombay Dyeing & Manufacturing Co. Ltd.	42,640	48
* HCL Infosystems Ltd.	123,214	47
* Hindustan Construction Co. Ltd.	199,564	47
Ruchi Soya Industries Ltd.	81,978	47
* Lanco Infratech Ltd.	462,657	46
* Parsvnath Developers Ltd.	98,992	42
Gitanjali Gems Ltd.	39,598	42
* Mahanagar Telephone Nigam	167,604	39
* Chennai Petroleum Corp. Ltd.	41,815	36
Manappuram Finance Ltd.	136,432	35
* Shipping Corp. of India Ltd.	62,424	35
* Tata Teleservices Maharashtra Ltd.	275,959	31
* Opto Circuits India Ltd.	64,365	24
Future Retail Ltd.	19,527	24
* Educomp Solutions Ltd.	61,014	24
* Core Education & Technologies Ltd.	53,152	16
		24,296
Indonesia (0.7%)
* Lippo Karawaci Tbk PT	18,953,818	1,898
Summarecon Agung Tbk PT	10,322,168	960
Ciputra Development Tbk PT	10,495,000	958
Bumi Serpong Damai PT	6,638,550	921
Alam Sutera Realty Tbk PT	15,782,000	851
* Trada Maritime Tbk PT	6,085,000	820
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,059,000	733
MNC Investama Tbk PT	19,396,045	602
Pakuwon Jati Tbk PT	21,124,068	580
AKR Corporindo Tbk PT	1,312,000	564
Tower Bersama Infrastructure Tbk PT	875,000	442
* Citra Marga Nusaphala Persada Tbk PT	1,421,500	400
Medco Energi Internasional Tbk PT	1,752,671	381
Bank Tabungan Negara Persero Tbk PT	4,357,670	375
Ramayana Lestari Sentosa Tbk PT	3,183,500	347
Holcim Indonesia Tbk PT	1,515,977	346
Mitra Adiperkasa Tbk PT	662,500	317
* Energi Mega Persada Tbk PT	44,046,000	312
Wijaya Karya Persero Tbk PT	1,775,000	302
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,028,025	288
Gajah Tunggal Tbk PT	1,340,000	273
Bisi International PT	4,882,280	264
* Garuda Indonesia Persero Tbk PT	6,048,000	263
* Bakrieland Development Tbk PT	59,105,466	262
Surya Semesta Internusa Tbk PT	3,429,500	243
Timah Persero Tbk PT	1,460,907	210
* Agis Tbk PT	4,733,000	189
* Bakrie and Brothers Tbk PT	39,998,343	177
Harum Energy Tbk PT	587,500	164
Intiland Development Tbk PT	4,902,000	161
Agung Podomoro Land Tbk PT	6,369,500	158
Salim Ivomas Pratama Tbk PT	2,119,500	150

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Krakatau Steel Persero Tbk PT	2,114,000	105
*	Bakrie Sumatera Plantations Tbk PT	20,811,000	92
	Indika Energy Tbk PT	1,327,939	92
	Sampoerna Agro PT	545,500	86
*	Bakrie Telecom Tbk PT	13,034,573	58
*	Delta Dunia Makmur Tbk PT	3,162,000	24
			15,368
Ireland (1.0%)
	DCC plc	81,521	3,651
	Smurfit Kappa Group plc	142,030	3,438
	Paddy Power plc	39,642	3,229
	Kingspan Group plc	159,862	2,673
	Glanbia plc	170,643	2,389
*	Grafton Group plc	250,801	2,382
	C&C Group plc	309,102	1,810
	FBD Holdings plc	22,536	486
	Aer Lingus Group plc	136,095	259
	Smurfit Kappa Group plc	6,094	148
	C&C Group plc	11,196	65
			20,530
Israel (0.3%)
*	Clal Industries Ltd.	130,474	582
	Frutarom Industries Ltd.	30,760	551
*	Nova Measuring Instruments Ltd.	51,972	456
*	Given Imaging Ltd.	19,735	395
*	Nitsba Holdings 1995 Ltd.	24,755	347
	Alony Hetz Properties & Investments Ltd.	50,153	339
	Ituran Location and Control Ltd.	17,446	320
	Phoenix Holdings Ltd.	73,894	290
	Melisron Ltd.	10,705	283
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,986	270
*	Jerusalem Oil Exploration	7,103	262
	Menorah Mivtachim Holdings Ltd.	22,193	255
*	Kamada Ltd.	16,994	245
*	Allot Communications Ltd.	17,299	230
*	AudioCodes Ltd.	35,741	215
	Norstar Holdings Inc.	7,407	204
	Jerusalem Economy Ltd.	21,043	188
*	Elco Holdings Ltd.	16,380	182
	FMS Enterprises Migun Ltd.	13,341	158
	Amot Investments Ltd.	54,583	157
	Electra Ltd.	1,217	153
*	Tower Semiconductor Ltd.	28,993	141
*	Gilat Satellite Networks Ltd.	25,869	132
*	Discount Investment Corp.	17,081	119
*	Hadera Paper Ltd.	1,743	102
	Property & Building Corp.	1,263	85
*	Africa Israel Investments Ltd.	47,429	80
*	Ceragon Networks Ltd.	20,084	69
*	Africa Israel Properties Ltd.	4,458	69
	Babylon Ltd.	23,335	50
*	Modiin - LP Warrants Exp. 11/17/2013	280,383	1
*	Modiin Energy Warrants Exp. 07/21/2015	6,431	—
			6,930
Italy (2.4%)
*	Banca Popolare dell'Emilia Romagna SC	322,765	3,101
	Tod's SPA	13,209	2,198
	Azimut Holding SPA	86,364	2,191
*	Banca Popolare di Milano Scarl	3,266,938	2,182
	Banca Popolare di Sondrio SCARL	298,068	1,716
*	Yoox SPA	46,988	1,690
	Salvatore Ferragamo SPA	43,820	1,500
	DiaSorin SPA	31,401	1,486

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	A2A SPA	1,312,820	1,477
	Banca Generali SPA	54,597	1,425
	Societa Cattolica di Assicurazioni SCRL	54,621	1,383
	Recordati SPA	94,685	1,244
	Ansaldo STS SPA	111,289	1,181
	Unipol Gruppo Finanziario SPA Prior Pfd.	259,660	1,165
	Hera SPA	574,119	1,157
*	Fondiaria-Sai SPA	432,758	1,109
	Unipol Gruppo Finanziario SPA	199,799	1,059
	Danieli & C Officine Meccaniche SPA	49,032	1,013
	Interpump Group SPA	77,034	857
*	Gemina SPA	342,163	830
	Astaldi SPA	85,137	829
	ERG SPA	63,181	772
*	Banca Piccolo Credito Valtellinese Scarl	410,076	734
	Credito Emiliano SPA	96,374	729
*	Milano Assicurazioni SPA	845,668	721
	De'Longhi SPA	46,091	712
	Brembo SPA	26,524	701
	Iren SPA	432,735	647
	ACEA SPA	61,918	644
*	Sorin SPA	233,181	642
	Brunello Cucinelli SPA	20,473	638
*	Safilo Group SPA	30,305	620
	Beni Stabili SPA	889,832	609
	Piaggio & C SPA	210,797	608
*	Italmobiliare SPA	29,132	567
	ASTM SPA	37,430	565
*	CIR-Compagnie Industriali Riunite SPA	328,097	546
	MARR SPA	33,093	520
^,*	Banca Carige SPA	646,219	517
	Societa Iniziative Autostradali e Servizi SPA	48,856	512
*	Cofide SPA	645,592	508
	Italcementi SPA	55,958	498
	Italcementi SPA RSP	90,286	424
	Amplifon SPA	76,629	409
	Ei Towers SPA	9,325	390
	Indesit Co. SPA	37,126	383
	Industria Macchine Automatiche SPA	10,241	351
^	RCS MediaGroup SPA	152,266	335
	Danieli & C Officine Meccaniche SPA	10,325	317
^,*	Saras SPA	245,561	304
*	Arnoldo Mondadori Editore SPA	127,260	271
	Cementir Holding SPA	51,239	236
	Trevi Finanziaria Industriale SPA	23,660	218
	Banco di Desio e della Brianza SPA	65,941	207
*	Gruppo Editoriale L'Espresso SPA	95,893	191
	Esprinet SPA	24,928	181
*	Falck Renewables SPA	97,198	166
^	Geox SPA	53,289	146
	Zignago Vetro SPA	20,621	132
*	Italmobiliare SPA	3,975	130
	Sogefi SPA	18,986	108
*	DeA Capital SPA	54,287	103
*	Juventus Football Club SPA	290,159	94
	Immobiliare Grande Distribuzione	62,539	75
*	IMMSI SPA	102,006	63
*	Fiera Milano SPA	8,283	60
*	Hera SPA Rights Exp. 11/19/2013	156,262	3
			49,100
Japan (11.8%)
	Iida Home Max	75,745	1,734
	Japan Airport Terminal Co. Ltd.	58,127	1,409
	Duskin Co. Ltd.	68,272	1,388

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Tadano Ltd.	100,807	1,386
* Leopalace21 Corp.	196,200	1,362
Start Today Co. Ltd.	48,500	1,352
Toho Holdings Co. Ltd.	68,618	1,328
* Kenedix Inc.	254,600	1,316
Tokai Tokyo Financial Holdings Inc.	155,446	1,304
Wacom Co. Ltd.	175,400	1,303
Coca-Cola East Japan Co. Ltd.	72,982	1,293
Temp Holdings Co. Ltd.	42,500	1,238
TS Tech Co. Ltd.	32,985	1,236
Nihon Kohden Corp.	29,781	1,227
Tokuyama Corp.	316,050	1,222
* Oki Electric Industry Co. Ltd.	524,491	1,202
United Arrows Ltd.	27,846	1,200
Topcon Corp.	74,646	1,126
Daifuku Co. Ltd.	83,961	1,080
Nifco Inc.	40,508	1,079
Sanwa Holdings Corp.	167,637	1,074
Resorttrust Inc.	28,008	1,067
Okumura Corp.	223,213	1,060
OSG Corp.	64,394	1,042
Daibiru Corp.	81,495	1,039
Hitachi Zosen Corp.	128,170	1,019
Heiwa Real Estate Co. Ltd.	54,304	984
IBJ Leasing Co. Ltd.	34,901	983
Hitachi Kokusai Electric Inc.	72,542	975
GMO internet Inc.	85,679	974
Nishimatsu Construction Co. Ltd.	273,000	964
Accordia Golf Co. Ltd.	86,400	948
Fuji Oil Co. Ltd.	51,498	939
Fuyo General Lease Co. Ltd.	22,449	931
Noritz Corp.	39,635	919
Horiba Ltd.	25,014	914
HIS Co. Ltd.	16,900	911
Fujitec Co. Ltd.	74,000	910
Pigeon Corp.	17,400	898
NOF Corp.	128,202	891
Tokyo Dome Corp.	129,000	887
Kyowa Exeo Corp.	74,190	881
Hanwa Co. Ltd.	187,415	872
Sumitomo Warehouse Co. Ltd.	148,208	869
Toyo Ink SC Holdings Co. Ltd.	167,151	852
Toyo Tire & Rubber Co. Ltd.	145,000	847
* Kiyo Bank Ltd.	63,596	845
Nikkiso Co. Ltd.	67,205	831
Ship Healthcare Holdings Inc.	20,200	829
Enplas Corp.	12,404	818
Toagosei Co. Ltd.	176,584	801
ADEKA Corp.	67,055	788
Tsubakimoto Chain Co.	118,250	783
^ Kadokawa Corp.	21,450	783
Inaba Denki Sangyo Co. Ltd.	25,815	777
Nippon Soda Co. Ltd.	126,587	776
* Sumitomo Mitsui Construction Co. Ltd.	578,300	755
Miyazaki Bank Ltd.	259,932	754
UACJ Corp.	225,852	743
Tokyo Ohka Kogyo Co. Ltd.	33,473	739
Komori Corp.	46,900	738
Sanken Electric Co. Ltd.	133,469	737
SHO-BOND Holdings Co. Ltd.	15,700	735
Fuji Soft Inc.	36,921	734
Internet Initiative Japan Inc.	26,000	730
Japan Securities Finance Co. Ltd.	98,341	721
Nihon Unisys Ltd.	80,240	716

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Aica Kogyo Co. Ltd.	34,844	713
Maeda Corp.	98,306	707
Nachi-Fujikoshi Corp.	143,742	706
Nitto Boseki Co. Ltd.	151,354	704
Jaccs Co. Ltd.	146,000	698
Toshiba Plant Systems & Services Corp.	39,024	689
Yodogawa Steel Works Ltd.	152,113	688
Nichicon Corp.	65,587	687
Megmilk Snow Brand Co. Ltd.	48,167	684
Tokyo Seimitsu Co. Ltd.	35,823	684
Okasan Securities Group Inc.	79,000	683
MOS Food Services Inc.	35,110	681
IT Holdings Corp.	47,100	677
Nichi-iko Pharmaceutical Co. Ltd.	27,100	676
Meitec Corp.	25,146	670
Daio Paper Corp.	90,454	670
Sangetsu Co. Ltd.	25,132	667
Arcs Co. Ltd.	34,900	654
Ryosan Co. Ltd.	33,479	648
Sankyu Inc.	180,014	644
Furukawa Co. Ltd.	309,000	644
Mandom Corp.	18,709	642
Towa Pharmaceutical Co. Ltd.	12,801	641
Sanyo Special Steel Co. Ltd.	118,472	639
Doutor Nichires Holdings Co. Ltd.	35,137	638
Iino Kaiun Kaisha Ltd.	96,800	637
Hogy Medical Co. Ltd.	10,950	637
Welcia Holdings Co. Ltd.	10,400	629
TOC Co. Ltd.	77,300	628
Makino Milling Machine Co. Ltd.	95,901	628
Xebio Co. Ltd.	28,908	625
FCC Co. Ltd.	27,243	622
Akebono Brake Industry Co. Ltd.	128,357	618
TSI Holdings Co. Ltd.	86,700	613
Nissin Kogyo Co. Ltd.	32,507	608
Miura Co. Ltd.	23,018	604
Bank of Okinawa Ltd.	15,504	600
Daikyo Inc.	193,000	600
Kyoei Steel Ltd.	28,600	592
Okabe Co. Ltd.	44,000	589
Zensho Holdings Co. Ltd.	51,361	586
Taikisha Ltd.	25,063	583
Bank of Iwate Ltd.	12,824	582
Central Glass Co. Ltd.	167,015	581
Showa Corp.	41,800	580
^ MonotaRO Co. Ltd.	24,600	578
Aida Engineering Ltd.	59,600	576
AOKI Holdings Inc.	17,310	576
Daihen Corp.	134,759	576
Penta-Ocean Construction Co. Ltd.	189,000	571
Iwatani Corp.	123,740	570
Nippon Konpo Unyu Soko Co. Ltd.	32,600	568
Ichiyoshi Securities Co. Ltd.	39,700	565
Sakata Seed Corp.	40,956	559
Nihon Parkerizing Co. Ltd.	28,596	559
Itoham Foods Inc.	132,000	556
Zenkoku Hosho Co. Ltd.	12,900	555
Chudenko Corp.	33,500	552
Keihin Corp.	33,749	551
Iseki & Co. Ltd.	169,000	549
Maruha Nichiro Holdings Inc.	285,396	547
Nippon Shinyaku Co. Ltd.	31,571	544
Aichi Steel Corp.	106,029	543
Musashi Seimitsu Industry Co. Ltd.	22,915	541

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Sanyo Chemical Industries Ltd.	78,274	539
	Alpine Electronics Inc.	44,374	537
	Seiko Holdings Corp.	119,291	537
	Mizuno Corp.	94,782	535
	Toei Co. Ltd.	88,648	533
	Nihon M&A Center Inc.	6,900	532
	NSD Co. Ltd.	43,500	532
	Okinawa Electric Power Co. Inc.	15,240	530
	Morinaga Milk Industry Co. Ltd.	169,678	529
	Daiseki Co. Ltd.	26,787	526
	Yamanashi Chuo Bank Ltd.	124,311	525
	Pilot Corp.	13,800	524
	Toho Bank Ltd.	166,664	523
	Ariake Japan Co. Ltd.	21,600	523
	Hokuto Corp.	27,224	522
	Avex Group Holdings Inc.	20,600	522
	CKD Corp.	56,100	521
	Aderans Co. Ltd.	42,409	520
	ASKUL Corp.	16,200	518
	Joshin Denki Co. Ltd.	63,653	518
	Mirait Holdings Corp.	58,300	517
	Meidensha Corp.	136,919	512
	Amano Corp.	52,056	510
*	Broadleaf Co. Ltd.	23,700	509
*	Mitsumi Electric Co. Ltd.	75,300	508
	Nippon Flour Mills Co. Ltd.	104,459	504
^	Bic Camera Inc.	1,020	501
^,*	Nissha Printing Co. Ltd.	30,600	500
	Ricoh Leasing Co. Ltd.	17,406	498
	Fujitsu General Ltd.	41,000	497
	Cocokara fine Inc.	17,389	495
	Valor Co. Ltd.	34,000	491
	Earth Chemical Co. Ltd.	13,143	488
	Colowide Co. Ltd.	48,500	488
	NEC Networks & System Integration Corp.	19,300	486
	Yamagata Bank Ltd.	116,426	485
	Shima Seiki Manufacturing Ltd.	23,600	484
	Mitsui-Soko Co. Ltd.	95,762	481
*	Tokyo Steel Manufacturing Co. Ltd.	89,400	480
	Ain Pharmaciez Inc.	10,900	473
	Hazama Ando Corp.	127,600	471
*	Toa Corp.	194,000	471
	Futaba Corp.	33,480	464
	Yachiyo Bank Ltd.	16,900	461
	Misawa Homes Co. Ltd.	25,700	461
	Takuma Co. Ltd.	54,000	460
	Kumiai Chemical Industry Co. Ltd.	62,000	460
	Kanamoto Co. Ltd.	17,000	459
	Nihon Nohyaku Co. Ltd.	38,000	455
	Chiyoda Co. Ltd.	20,700	454
^	Japan Drilling Co. Ltd.	6,500	452
	Senshukai Co. Ltd.	52,200	452
	Takara Standard Co. Ltd.	56,098	451
	Oiles Corp.	20,090	449
^	Dwango Co. Ltd.	24,600	448
	Kurimoto Ltd.	157,000	447
	Touei Housing Corp.	17,296	446
	Fancl Corp.	37,504	446
	San-A Co. Ltd.	15,644	446
	Nippon Synthetic Chemical Industry Co. Ltd.	46,000	443
	ZERIA Pharmaceutical Co. Ltd.	18,700	443
	Japan Wool Textile Co. Ltd.	56,189	443
	Kato Works Co. Ltd.	64,205	440
	Kyudenko Corp.	73,000	439

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Shinmaywa Industries Ltd.	56,000	439
	Aomori Bank Ltd.	168,000	438
^	Asahi Intecc Co. Ltd.	6,500	437
	Hokuetsu Kishu Paper Co. Ltd.	93,721	437
	Totetsu Kogyo Co. Ltd.	19,300	435
	Denki Kogyo Co. Ltd.	65,400	433
	Nippon Densetsu Kogyo Co. Ltd.	34,403	430
	Saibu Gas Co. Ltd.	171,734	427
	Moshi Moshi Hotline Inc.	33,900	426
*	Ulvac Inc.	41,600	425
	Monex Group Inc.	116,600	425
	Saizeriya Co. Ltd.	34,321	424
	Megachips Corp.	25,867	424
	Fuji Seal International Inc.	14,000	422
	Relo Holdings Inc.	9,100	422
	Akita Bank Ltd.	168,000	422
	Unipres Corp.	20,800	420
	Kureha Corp.	108,338	418
	Nitto Kogyo Corp.	26,387	417
	Kisoji Co. Ltd.	22,600	417
	Tokyotokeiba Co. Ltd.	102,000	416
	Daisan Bank Ltd.	253,037	415
	Seikagaku Corp.	31,964	415
	Tomy Co. Ltd.	80,017	412
	Nippon Light Metal Holdings Co. Ltd.	287,023	411
	Hosiden Corp.	74,567	408
	Nippon Steel & Sumikin Bussan Corp.	133,920	407
	Heiwado Co. Ltd.	26,100	407
*	Kumagai Gumi Co. Ltd.	132,000	406
	Nichias Corp.	58,855	398
	Nippon Signal Co. Ltd.	52,000	395
	Japan Pure Chemical Co. Ltd.	178	394
	Osaka Steel Co. Ltd.	20,600	394
	Chofu Seisakusho Co. Ltd.	17,000	393
	Takasago Thermal Engineering Co. Ltd.	47,016	393
	Transcosmos Inc.	22,700	393
	Sanki Engineering Co. Ltd.	62,767	392
	Kitz Corp.	90,802	391
	Oita Bank Ltd.	106,435	390
	Nagaileben Co. Ltd.	23,600	389
	Kintetsu World Express Inc.	10,200	389
	Bank of the Ryukyus Ltd.	35,619	389
	Star Micronics Co. Ltd.	36,100	388
	Ai Holdings Corp.	30,200	387
	Shikoku Bank Ltd.	167,003	387
	Yoshinoya Holdings Co. Ltd.	33,700	387
	Asahi Diamond Industrial Co. Ltd.	39,722	386
	Sintokogio Ltd.	51,100	385
	Bank of Nagoya Ltd.	112,121	385
	TPR Co. Ltd.	20,100	382
	Daiwabo Holdings Co. Ltd.	197,761	379
	Morinaga & Co. Ltd.	177,518	378
	Wakita & Co. Ltd.	29,000	378
	Paramount Bed Holdings Co. Ltd.	10,900	377
	Marudai Food Co. Ltd.	119,591	376
	Aeon Delight Co. Ltd.	19,300	375
*	Nippon Yakin Kogyo Co. Ltd.	112,500	373
*	Nippon Suisan Kaisha Ltd.	182,562	372
	Kanematsu Corp.	271,000	368
	Nisshin Oillio Group Ltd.	109,262	367
	Ehime Bank Ltd.	152,000	366
	Toho Zinc Co. Ltd.	120,758	364
^,*	Pioneer Corp.	197,513	364
^	Sato Holdings Corp.	17,900	363

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Tamron Co. Ltd.	17,000	363
	Paltac Corp.	26,900	362
	Yorozu Corp.	18,345	362
	Tokyo Tomin Bank Ltd.	33,700	361
	Nichiden Corp.	15,300	361
	Prima Meat Packers Ltd.	170,000	360
	Toyo Engineering Corp.	84,000	358
	Ichibanya Co. Ltd.	8,336	357
	Hokuetsu Bank Ltd.	171,452	356
	Ryobi Ltd.	80,435	355
	Izumiya Co. Ltd.	74,969	354
	Alpen Co. Ltd.	16,900	352
	Mitsui Sugar Co. Ltd.	98,000	352
	Fujimi Inc.	25,947	349
	DCM Holdings Co. Ltd.	49,740	348
*	Nippon Chemi-Con Corp.	76,696	347
	Kyokuto Securities Co. Ltd.	19,800	347
	Namura Shipbuilding Co. Ltd.	23,800	345
	EDION Corp.	68,733	344
	Mitsuba Corp.	23,000	343
	DTS Corp.	20,000	342
	Nippon Seiki Co. Ltd.	21,000	342
	Kurabo Industries Ltd.	196,000	342
	NET One Systems Co. Ltd.	48,800	340
^,*	Tekken Corp.	103,000	337
	Fujimori Kogyo Co. Ltd.	11,300	336
	Shinko Plantech Co. Ltd.	41,300	333
	TOMONY Holdings Inc.	87,200	329
	Noritake Co. Ltd.	121,000	329
	Japan Vilene Co. Ltd.	56,889	328
	Yokogawa Bridge Holdings Corp.	23,000	328
	Nishio Rent All Co. Ltd.	12,100	327
	T-Gaia Corp.	32,400	327
	Sankyo Tateyama Inc.	15,300	323
	Nippon Denko Co. Ltd.	110,990	323
	Nitto Kohki Co. Ltd.	17,100	323
	TOKAI Holdings Corp.	91,100	323
	Kato Sangyo Co. Ltd.	15,700	322
	Japan Aviation Electronics Industry Ltd.	32,000	322
	Geo Holdings Corp.	34,500	322
	Sekisui Jushi Corp.	22,000	320
	Inabata & Co. Ltd.	32,600	320
	Canon Electronics Inc.	16,994	318
	Nichii Gakkan Co.	31,600	317
	Toyo Tanso Co. Ltd.	16,710	317
	Tokai Corp.	11,800	314
	Token Corp.	5,904	314
	Nitta Corp.	14,800	312
	Minato Bank Ltd.	178,000	310
	Shiroki Corp.	138,060	310
	Takara Leben Co. Ltd.	78,000	308
	PGM Holdings K K	31,500	306
	Eagle Industry Co. Ltd.	19,000	305
	Seiren Co. Ltd.	47,500	303
	Yaoko Co. Ltd.	8,100	302
	Shibusawa Warehouse Co. Ltd.	70,549	301
	Eighteenth Bank Ltd.	130,000	299
	Okamura Corp.	41,000	296
	Godo Steel Ltd.	161,000	296
	Mitsuboshi Belting Co. Ltd.	57,000	294
	Descente Ltd.	40,000	293
	Plenus Co. Ltd.	12,900	293
	Max Co. Ltd.	26,000	292
^	Fuji Kyuko Co. Ltd.	35,000	290

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Gurunavi Inc.	13,400	289
	Oyo Corp.	17,500	289
	Modec Inc.	9,500	288
	Topre Corp.	20,300	285
	Kuroda Electric Co. Ltd.	20,300	284
	Marusan Securities Co. Ltd.	34,295	283
	Aiphone Co. Ltd.	17,200	282
	Raito Kogyo Co. Ltd.	33,900	281
^,*	Tokyo Rope Manufacturing Co. Ltd.	161,000	281
	Tachi-S Co. Ltd.	17,600	281
	Riso Kagaku Corp.	12,600	281
	Gunze Ltd.	105,079	281
	kabu.com Securities Co. Ltd.	52,900	280
	Hajime Construction Co. Ltd.	3,999	277
	Shindengen Electric Manufacturing Co. Ltd.	43,000	277
	Mitsubishi Pencil Co. Ltd.	10,600	277
	Goldcrest Co. Ltd.	10,280	275
	JCR Pharmaceuticals Co. Ltd.	15,100	274
^	WATAMI Co. Ltd.	17,800	274
	Tecmo Koei Holdings Co. Ltd.	24,100	273
	Mitsubishi Steel Manufacturing Co. Ltd.	96,000	272
	Michinoku Bank Ltd.	131,000	272
*	SWCC Showa Holdings Co. Ltd.	238,000	272
*	Unitika Ltd.	440,000	269
	Torii Pharmaceutical Co. Ltd.	10,300	267
	Topy Industries Ltd.	121,795	267
	Nippon Gas Co. Ltd.	23,800	266
	Sanyo Shokai Ltd.	96,423	266
	Arnest One Corp.	9,700	265
	Atsugi Co. Ltd.	224,000	265
	Sakai Chemical Industry Co. Ltd.	79,779	264
^	COOKPAD Inc.	8,200	263
	Itochu Enex Co. Ltd.	47,600	259
	Fuji Co. Ltd.	14,400	259
	Sanden Corp.	63,000	255
	Wood One Co. Ltd.	90,000	255
	Ryoyo Electro Corp.	27,742	254
	Ministop Co. Ltd.	16,200	253
^	Kappa Create Holdings Co. Ltd.	13,544	252
	Milbon Co. Ltd.	6,050	252
	Daido Metal Co. Ltd.	24,000	252
^	Dr Ci:Labo Co. Ltd.	76	252
	Okamoto Industries Inc.	78,000	249
*	Chiba Kogyo Bank Ltd.	32,600	248
	Toshiba Machine Co. Ltd.	48,000	248
	Daikokutenbussan Co. Ltd.	8,200	246
	Fukui Bank Ltd.	112,769	246
	Showa Sangyo Co. Ltd.	79,000	244
^	Toho Titanium Co. Ltd.	30,700	244
	Nihon Dempa Kogyo Co. Ltd.	26,075	243
	Senko Co. Ltd.	45,000	243
	Gulliver International Co. Ltd.	40,700	243
^	Mani Inc.	6,300	242
	Taiyo Holdings Co. Ltd.	7,900	239
	Higashi-Nippon Bank Ltd.	107,917	238
^	Gun-Ei Chemical Industry Co. Ltd.	48,000	238
	As One Corp.	10,700	236
	Toyo Kanetsu KK	80,000	235
	Royal Holdings Co. Ltd.	14,600	234
	Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	233
	Noevir Holdings Co. Ltd.	14,200	231
	Morita Holdings Corp.	26,154	230
	Konoike Transport Co. Ltd.	14,000	229
	Eizo Corp.	9,300	229

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	JVC Kenwood Corp.	116,440	228
	Japan Cash Machine Co. Ltd.	10,700	227
	SMK Corp.	47,000	226
	Shimizu Bank Ltd.	8,000	225
^	Japan Bridge Corp.	105,388	224
	Toyo Construction Co. Ltd.	62,900	222
	Tsukui Corp.	20,000	222
	Foster Electric Co. Ltd.	11,285	221
*	Tokyu Construction Co. Ltd.	37,000	217
	Trusco Nakayama Corp.	10,200	217
	FIDEA Holdings Co. Ltd.	109,100	215
	Vital KSK Holdings Inc.	30,600	215
	Bunka Shutter Co. Ltd.	38,000	213
	Yamazen Corp.	33,500	212
	Yokohama Reito Co. Ltd.	26,800	212
	Chugoku Marine Paints Ltd.	37,000	211
	Round One Corp.	39,800	211
	Press Kogyo Co. Ltd.	48,000	211
	Riken Corp.	48,000	210
	Obara Group Inc.	8,300	210
^	Riso Kyoiku Co. Ltd.	31,030	210
	Sumitomo Densetsu Co. Ltd.	14,100	208
	CREATE SD HOLDINGS Co. Ltd.	5,706	208
	Mitsubishi Paper Mills Ltd.	229,000	208
	Nippon Koei Co. Ltd.	44,000	207
	Bando Chemical Industries Ltd.	53,000	207
	TKC Corp.	12,449	207
	Yuasa Trading Co. Ltd.	102,000	206
	Krosaki Harima Corp.	83,000	206
	Tokushu Tokai Paper Co. Ltd.	100,000	206
^,*	Matsuya Co. Ltd.	16,700	204
	Asahi Holdings Inc.	12,300	203
*	Toko Inc.	58,000	202
	Mie Bank Ltd.	99,104	202
	Koa Corp.	21,300	200
	Takasago International Corp.	36,000	200
*	Japan Radio Co. Ltd.	53,000	200
	Tsukuba Bank Ltd.	57,100	200
	Sakata INX Corp.	21,000	199
	Towa Bank Ltd.	216,000	198
	Nippon Thompson Co. Ltd.	36,000	196
	Fujibo Holdings Inc.	96,000	196
	Jeol Ltd.	43,000	194
	Arcland Sakamoto Co. Ltd.	13,000	194
	Goldwin Inc.	40,000	191
	Nomura Co. Ltd.	21,000	190
	UKC Holdings Corp.	9,500	189
	Keihanshin Building Co. Ltd.	34,100	188
	Paris Miki Holdings Inc.	40,300	188
	Meiko Network Japan Co. Ltd.	16,263	188
	Bank of Saga Ltd.	87,000	187
^,*	Clarion Co. Ltd.	139,000	186
	Doshisha Co. Ltd.	12,800	186
*	Daiei Inc.	53,500	185
	Toli Corp.	88,101	185
	OBIC Business Consultants Ltd.	5,300	183
	Sanyo Denki Co. Ltd.	28,000	183
	Tsutsumi Jewelry Co. Ltd.	7,500	183
	Nippon Beet Sugar Manufacturing Co. Ltd.	97,000	183
	Kitagawa Iron Works Co. Ltd.	87,000	183
	Mars Engineering Corp.	9,500	182
	Konishi Co. Ltd.	9,000	181
	Nippon Coke & Engineering Co. Ltd.	143,000	181
	Nippon Road Co. Ltd.	29,000	181

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Dydo Drinco Inc.	4,244	180
	Mitsui Matsushima Co. Ltd.	115,000	179
	Arata Corp.	49,797	176
	Macnica Inc.	6,500	176
*	Sasebo Heavy Industries Co. Ltd.	169,000	176
	Tsugami Corp.	35,000	176
	Ines Corp.	26,500	176
^	Melco Holdings Inc.	12,800	175
	Hibiya Engineering Ltd.	14,300	174
	Sumitomo Seika Chemicals Co. Ltd.	27,000	173
	Nohmi Bosai Ltd.	17,000	172
	Idec Corp.	19,100	172
	Osaki Electric Co. Ltd.	26,000	171
	Takaoka Toko Holdings Co. Ltd.	8,400	171
	Cosel Co. Ltd.	13,600	170
	Tsukishima Kikai Co. Ltd.	16,000	168
	Aichi Bank Ltd.	3,700	168
	Asahi Organic Chemicals Industry Co. Ltd.	74,555	167
	Kinugawa Rubber Industrial Co. Ltd.	30,000	166
	Roland Corp.	13,700	165
*	Ishihara Sangyo Kaisha Ltd.	177,000	164
	Endo Lighting Corp.	7,100	164
	Hosokawa Micron Corp.	23,000	164
	Sodick Co. Ltd.	34,900	163
	Tatsuta Electric Wire and Cable Co. Ltd.	23,000	162
	Kusuri No Aoki Co. Ltd.	2,600	162
	Warabeya Nichiyo Co. Ltd.	8,700	162
	CONEXIO Corp.	18,800	162
^,*	Juki Corp.	85,000	161
	Belluna Co. Ltd.	29,800	158
	Yomiuri Land Co. Ltd.	21,000	157
	Nippon Carbon Co. Ltd.	80,000	156
	Piolax Inc.	4,500	155
	Kanto Natural Gas Development Ltd.	22,000	155
	Sankyo Seiko Co. Ltd.	45,097	153
*	FDK Corp.	146,070	153
	Pressance Corp.	4,787	153
	YAMABIKO Corp.	5,000	153
	Nissin Electric Co. Ltd.	24,000	153
	Ohara Inc.	24,275	151
	Kohnan Shoji Co. Ltd.	14,200	149
	T RAD Co. Ltd.	47,000	149
	Parco Co. Ltd.	14,400	148
	Mitsubishi Research Institute Inc.	6,800	148
	Toyo Securities Co. Ltd.	43,000	147
	Ohsho Food Service Corp.	4,474	147
	Kasumi Co. Ltd.	23,700	146
	Fujiya Co. Ltd.	74,000	146
	Gakken Holdings Co. Ltd.	47,000	145
	Macromill Inc.	23,000	145
	St. Marc Holdings Co. Ltd.	2,800	144
	Toa Corp.	17,000	144
	Atom Corp.	28,400	143
	Tenma Corp.	11,000	142
	Funai Electric Co. Ltd.	13,300	141
	France Bed Holdings Co. Ltd.	68,000	141
	Toyo Corp.	12,617	141
	Fujicco Co. Ltd.	11,205	139
	Weathernews Inc.	6,400	138
	Denyo Co. Ltd.	11,200	138
	Yellow Hat Ltd.	7,500	137
	Achilles Corp.	82,000	136
	Tocalo Co. Ltd.	8,300	136
	Ringer Hut Co. Ltd.	9,300	135

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Nichiha Corp.	9,400	135
	Roland DG Corp.	4,700	135
	Riken Technos Corp.	30,000	135
	Union Tool Co.	5,800	133
	Tsurumi Manufacturing Co. Ltd.	13,000	133
	Aisan Industry Co. Ltd.	13,200	133
	Daiwa Industries Ltd.	21,000	132
	Eiken Chemical Co. Ltd.	7,100	132
	Shikoku Chemicals Corp.	18,000	131
	Katakura Industries Co. Ltd.	11,000	131
	Kura Corp.	8,000	130
	Fuji Oil Co. Ltd.	35,900	129
	Taihei Dengyo Kaisha Ltd.	18,000	127
	Shin-Etsu Polymer Co. Ltd.	36,000	127
	BML Inc.	3,700	126
	Hitachi Medical Corp.	9,000	126
	GCA Savvian Corp.	11,300	125
*	NS United Kaiun Kaisha Ltd.	41,000	124
	NEC Capital Solutions Ltd.	5,000	124
*	Janome Sewing Machine Co. Ltd.	148,000	124
	Rock Field Co. Ltd.	6,434	123
	Airport Facilities Co. Ltd.	14,000	122
	Nippon Chemiphar Co. Ltd.	26,000	122
	Pronexus Inc.	18,735	122
	Asahi Co. Ltd.	7,100	120
	Onoken Co. Ltd.	10,000	120
	Takiron Co. Ltd.	28,000	119
	ASKA Pharmaceutical Co. Ltd.	16,000	119
	Kyokuyo Co. Ltd.	43,000	117
	Kyodo Printing Co. Ltd.	42,000	117
	Kyoritsu Maintenance Co. Ltd.	3,000	115
	Tokyo Rakutenchi Co. Ltd.	23,000	115
	Nittetsu Mining Co. Ltd.	20,000	115
	Stella Chemifa Corp.	6,200	115
	KEY Coffee Inc.	7,193	114
^,*	Yamada SxL Home Co. Ltd.	81,000	113
	Shizuoka Gas Co. Ltd.	17,000	113
	Maruwa Co. Ltd.	3,100	113
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,000	112
*	Fudo Tetra Corp.	57,900	112
	Toenec Corp.	18,000	112
	Neturen Co. Ltd.	12,700	112
	Tomoku Co. Ltd.	35,000	112
	Kamei Corp.	15,000	112
	Komatsu Seiren Co. Ltd.	21,000	112
	Takamatsu Construction Group Co. Ltd.	5,900	110
	JSP Corp.	6,900	110
	Seika Corp.	45,000	110
	Toridoll.corp	11,600	109
	Toyo Kohan Co. Ltd.	24,000	109
	Tv Tokyo Holdings Corp.	6,300	109
	Shinwa Co. Ltd.	9,300	108
	Sagami Chain Co. Ltd.	12,000	108
	Arakawa Chemical Industries Ltd.	10,700	107
	Pacific Industrial Co. Ltd.	15,000	107
	Tochigi Bank Ltd.	28,000	107
	Japan Transcity Corp.	32,192	107
^	EPS Corp.	102	106
	Fujita Kanko Inc.	24,000	105
	Zenrin Co. Ltd.	10,000	105
	J-Oil Mills Inc.	33,000	104
	Chiyoda Integre Co. Ltd.	6,000	104
	Rhythm Watch Co. Ltd.	70,000	103
	Yushin Precision Equipment Co. Ltd.	5,100	103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Ryoden Trading Co. Ltd.	15,000	103
	Nippon Ceramic Co. Ltd.	7,000	102
	Maezawa Kasei Industries Co. Ltd.	9,600	102
*	Uniden Corp.	41,000	102
	T Hasegawa Co. Ltd.	7,200	102
	Pal Co. Ltd.	3,600	101
	Daiso Co. Ltd.	33,000	100
	Kanaden Corp.	15,000	100
	Sanoh Industrial Co. Ltd.	13,800	99
	Tokyo Tekko Co. Ltd.	23,000	99
	Fuso Pharmaceutical Industries Ltd.	31,000	99
	Siix Corp.	8,100	99
	Hisaka Works Ltd.	11,000	99
	Advan Co. Ltd.	8,000	99
	Kita-Nippon Bank Ltd.	4,000	98
	Chori Co. Ltd.	8,200	98
	Hamakyorex Co. Ltd.	3,500	97
	Nissin Corp.	33,000	97
	Cawachi Ltd.	5,100	96
	Pack Corp.	5,000	96
	Jimoto Holdings Inc.	43,082	95
	Daiichi Jitsugyo Co. Ltd.	22,000	94
	Nidec Copal Electronics Corp.	15,200	94
^	U-Shin Ltd.	12,600	94
	Future Architect Inc.	15,900	93
	Mitsui High-Tec Inc.	13,000	92
	Organo Corp.	19,000	92
	Pocket Card Co. Ltd.	10,600	92
	Maruzen Showa Unyu Co. Ltd.	25,000	92
	Fuji Electronics Co. Ltd.	6,700	92
	Kanematsu Electronics Ltd.	7,000	91
	Okuwa Co. Ltd.	10,000	90
	Nishimatsuya Chain Co. Ltd.	12,200	90
	Information Services International-Dentsu Ltd.	8,000	90
	Kitano Construction Corp.	38,000	90
	Axell Corp.	4,700	90
	Japan Digital Laboratory Co. Ltd.	7,500	90
	Koatsu Gas Kogyo Co. Ltd.	16,000	89
	CAC Corp.	10,000	89
	ESPEC Corp.	11,408	89
	Nippon Parking Development Co. Ltd.	1,142	89
	Mory Industries Inc.	21,000	88
	Futaba Industrial Co. Ltd.	23,600	88
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	88
	Fujikura Kasei Co. Ltd.	16,000	87
	Dunlop Sports Co. Ltd.	7,000	87
	Nippon Valqua Industries Ltd.	31,000	87
	Matsuda Sangyo Co. Ltd.	6,200	87
^,*	Daiichi Chuo KK	75,000	87
	Mitsui Home Co. Ltd.	17,000	86
	Sinfonia Technology Co. Ltd.	48,000	85
	NIFTY Corp.	6,500	85
	Nippon Sharyo Ltd.	16,000	84
	Oenon Holdings Inc.	32,000	83
	Dai Nippon Toryo Co. Ltd.	49,000	83
	Taiho Kogyo Co. Ltd.	6,600	83
	Maruetsu Inc.	25,000	83
	Kaga Electronics Co. Ltd.	8,200	83
	Cleanup Corp.	9,400	82
	NEC Fielding Ltd.	7,300	82
	Daidoh Ltd.	12,000	82
	San-Ai Oil Co. Ltd.	19,000	82
	Nagatanien Co. Ltd.	9,000	82
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	20,000	82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Chugai Ro Co. Ltd.	31,000	81
	Nihon Yamamura Glass Co. Ltd.	44,000	81
	Honeys Co. Ltd.	7,390	81
	Matsuya Foods Co. Ltd.	5,000	80
	Daisyo Corp.	6,000	79
	Nice Holdings Inc.	30,000	78
	Japan Pulp & Paper Co. Ltd.	24,000	78
	Starzen Co. Ltd.	28,000	77
	Maezawa Kyuso Industries Co. Ltd.	5,900	77
	ST Corp.	7,500	76
^	Hokkaido Gas Co. Ltd.	28,000	76
	Mitsuuroko Holdings Co. Ltd.	15,700	76
	Shinko Shoji Co. Ltd.	8,800	75
	Tosho Printing Co. Ltd.	28,000	75
	Takihyo Co. Ltd.	18,000	74
	Sinanen Co. Ltd.	19,000	74
	CMK Corp.	25,700	74
	Optex Co. Ltd.	4,500	74
	Kyoto Kimono Yuzen Co. Ltd.	7,000	74
	Uchida Yoko Co. Ltd.	25,000	73
*	Best Denki Co. Ltd.	46,000	72
	Yonekyu Corp.	9,100	72
	Dai-ichi Seiko Co. Ltd.	4,600	71
^	Keiyo Co. Ltd.	15,000	71
	Chukyo Bank Ltd.	39,000	70
	Yushiro Chemical Industry Co. Ltd.	7,700	70
	Icom Inc.	3,000	69
	Furuno Electric Co. Ltd.	10,600	69
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	69
^,*	Kanto Denka Kogyo Co. Ltd.	32,000	68
	Sanshin Electronics Co. Ltd.	10,400	68
	Sekisui Plastics Co. Ltd.	24,000	68
	Hakuto Co. Ltd.	7,000	68
	Okura Industrial Co. Ltd.	19,000	67
	Nissen Holdings Co. Ltd.	20,700	67
	Hokkan Holdings Ltd.	21,000	66
	Itochu-Shokuhin Co. Ltd.	2,000	66
	Pasona Group Inc.	84	66
	Toho Co. Ltd.	18,000	65
	Aichi Corp.	12,200	64
	Meisei Industrial Co. Ltd.	15,000	64
	Yusen Logistics Co. Ltd.	5,700	64
	Tokyo Energy & Systems Inc.	12,000	64
	Noritsu Koki Co. Ltd.	9,600	64
	Daikoku Denki Co. Ltd.	2,900	64
	Zuken Inc.	7,600	63
	Mimasu Semiconductor Industry Co. Ltd.	7,100	62
	Mitsui Knowledge Industry Co. Ltd.	39,500	62
	Toa Oil Co. Ltd.	33,000	62
	Chuetsu Pulp & Paper Co. Ltd.	38,000	62
*	Iwasaki Electric Co. Ltd.	29,000	61
*	Ichikoh Industries Ltd.	32,000	61
	Toda Kogyo Corp.	20,000	61
	NDS Co. Ltd.	21,000	61
	Tamura Corp.	23,000	60
	Right On Co. Ltd.	7,000	60
	Shoko Co. Ltd.	37,000	60
	Olympic Group Corp.	7,800	58
	Tonami Holdings Co. Ltd.	26,000	57
	Tomen Electronics Corp.	5,000	57
	Corona Corp. Class A	5,000	56
	Gecoss Corp.	7,300	56
	Aeon Fantasy Co. Ltd.	3,600	56
	Asunaro Aoki Construction Co. Ltd.	9,500	56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Kinki Sharyo Co. Ltd.	18,000	55
Alpha Systems Inc.	4,000	55
Tokyo Electron Device Ltd.	3,500	55
Shimojima Co. Ltd.	5,600	54
Teikoku Electric Manufacturing Co. Ltd.	2,300	54
Kyosan Electric Manufacturing Co. Ltd.	16,000	53
Fujitsu Frontech Ltd.	6,400	53
Cybozu Inc.	176	51
Kourakuen Corp.	4,000	50
Chuo Spring Co. Ltd.	16,000	50
Sumitomo Precision Products Co. Ltd.	11,000	48
Inaba Seisakusho Co. Ltd.	3,500	45
Mr Max Corp.	13,200	45
Torishima Pump Manufacturing Co. Ltd.	5,000	45
* Mitsubishi Kakoki Kaisha Ltd.	22,000	44
Studio Alice Co. Ltd.	3,400	44
Daiken Corp.	16,000	44
Kojima Co. Ltd.	15,100	42
Elematec Corp.	2,800	41
Taisei Lamick Co. Ltd.	1,600	41
Hioki EE Corp.	2,700	39
Panasonic Information Systems	1,400	37
Yahagi Construction Co. Ltd.	5,200	36
Yurtec Corp.	11,000	36
CMIC Holdings Co. Ltd.	2,400	33
Hodogaya Chemical Co. Ltd.	16,000	33
Nippon Kasei Chemical Co. Ltd.	21,000	31
		242,637
Malaysia (1.2%)
Malaysia Airports Holdings Bhd.	598,177	1,595
Dialog Group Bhd.	1,697,143	1,478
Genting Plantations Bhd.	333,873	1,151
Affin Holdings Bhd.	657,100	888
Media Prima Bhd.	1,060,940	887
Bursa Malaysia Bhd.	345,336	880
Magnum Bhd.	818,744	859
KLCC Property Holdings Bhd.	413,499	846
IGB Corp. Bhd.	930,273	784
Top Glove Corp. Bhd.	416,479	753
KPJ Healthcare Bhd.	369,900	715
Hartalega Holdings Bhd.	308,000	706
Boustead Holdings Bhd.	424,042	703
DRB-Hicom Bhd.	794,427	639
BIMB Holdings Bhd.	386,600	590
Kulim Malaysia Bhd.	543,536	586
IGB REIT	1,535,500	584
POS Malaysia Bhd.	321,400	581
* Malaysian Airline System Bhd.	5,263,000	566
Mah Sing Group Bhd.	784,440	556
Carlsberg Brewery Malaysia Bhd.	137,100	556
HAP Seng Consolidated Bhd.	696,700	541
WCT Holdings Bhd.	667,649	518
QL Resources Bhd.	373,800	469
Eastern & Oriental Bhd.	648,400	413
Berjaya Corp. Bhd.	2,377,671	407
CapitaMalls Malaysia Trust	790,900	378
Gas Malaysia Bhd.	287,200	375
IJM Land Bhd.	418,400	371
* Time dotCom Bhd.	280,500	360
Malaysian Resources Corp. Bhd.	759,069	344
Pavilion REIT	774,200	331
OSK Holdings Bhd.	594,281	309
TSH Resources Bhd.	383,500	306
Supermax Corp. Bhd.	354,950	297

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Muhibbah Engineering M Bhd.	374,100	280
	Puncak Niaga Holdings Bhd.	252,500	271
*	Perdana Petroleum Bhd.	413,500	267
	MSM Malaysia Holdings Bhd.	169,000	267
	IJM Plantations Bhd.	252,900	260
	Mudajaya Group Bhd.	269,500	237
	Wah Seong Corp. Bhd.	395,297	213
*	Mulpha International Bhd.	1,519,700	205
*	Scomi Group Bhd.	1,394,300	168
	Malaysian Bulk Carriers Bhd.	238,100	134
	Lion Industries Corp. Bhd.	425,900	119
*	KNM Group Bhd.	868,669	113
	Unisem M Bhd.	394,680	111
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	23
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	119,880	22
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	20
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	19
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	91,395	17
*	WCT Holdings Bhd. Warrants Exp. 03/10/2016	73,268	11
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	11
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	10
*	Perdana Petroleum Bhd. Warrants Exp. 10/26/2015	25,612	8
*	KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	6
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
			25,116
Mexico (1.1%)
	Fibra Uno Administracion SA de CV	1,525,905	4,746
*	Genomma Lab Internacional SAB de CV Class B	893,213	2,380
	Compartamos SAB de CV	1,134,612	2,211
	Grupo Aeroportuario del Pacifico SAB de CV Class B	350,794	1,825
	Controladora Comercial Mexicana SAB de CV	401,700	1,647
	Bolsa Mexicana de Valores SAB de CV	601,516	1,434
*	Gruma SAB de CV Class B	162,500	1,114
*	Empresas ICA SAB de CV	534,700	1,015
	Alsea SAB de CV	310,600	966
	Mexico Real Estate Management SA de CV	477,000	877
	Grupo Comercial Chedraui SA de CV	272,831	853
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	240,026	818
	TV Azteca SAB de CV	1,624,987	806
	Grupo Herdez SAB de CV	110,500	384
*	Grupo Simec SAB de CV Class B	84,915	316
*	Consorcio ARA SAB de CV	630,510	246
*	Corp GEO SAB de CV	412,100	52
*	Desarrolladora Homex SAB de CV	228,600	52
*	Urbi Desarrollos Urbanos SAB de CV	313,585	38
			21,780
Netherlands (1.6%)
	Delta Lloyd NV	171,738	3,641
	Nutreco NV	69,558	3,400
	Aalberts Industries NV	107,208	3,201
*	PostNL NV	395,537	2,067
	ASM International NV	53,720	1,764
	Arcadis NV	55,098	1,728
	Wereldhave NV	20,766	1,613
*	Corbion NV	68,493	1,587
	Eurocommercial Properties NV	36,109	1,534
^,*	Royal Imtech NV	451,335	1,328
	TKH Group NV	39,833	1,273
	Unit4 NV	25,774	1,213
	USG People NV	77,145	1,020
	Koninklijke Ten Cate NV	31,123	945
	Koninklijke BAM Groep NV	171,298	911
	Vastned Retail NV	18,773	868
	Sligro Food Group NV	20,861	781

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	APERAM	40,281	688
	BinckBank NV	59,668	574
	Nieuwe Steen Investments NV	72,430	546
	Koninklijke Wessanen NV	144,512	541
	Brunel International NV	8,219	482
*	Grontmij	89,322	454
^,*	TomTom NV	41,202	318
	Accell Group	14,573	298
	Beter Bed Holding NV	12,085	273
*	AMG Advanced Metallurgical Group NV	14,017	156
^,*	SNS REAAL NV	96,364	—
			33,204
New Zealand (0.4%)
	Ryman Healthcare Ltd.	403,789	2,517
	Trade Me Group Ltd.	370,715	1,378
	Infratil Ltd.	466,844	964
	Freightways Ltd.	230,625	832
	Goodman Property Trust	753,202	640
	Kathmandu Holdings Ltd.	170,505	547
	New Zealand Oil & Gas Ltd.	736,006	511
	Nuplex Industries Ltd.	169,275	489
	Precinct Properties New Zealand Ltd.	594,181	488
	Mainfreight Ltd.	41,927	402
	Vital Healthcare Property Trust	240,827	257
	Tower Ltd.	134,630	206
			9,231
Norway (1.6%)
	Marine Harvest ASA	2,643,047	3,099
*	DNO International ASA	1,056,712	2,986
	TGS Nopec Geophysical Co. ASA	102,684	2,824
	Petroleum Geo-Services ASA	212,337	2,575
*	Storebrand ASA	320,774	2,074
*	Algeta ASA	50,866	2,016
	Prosafe SE	181,733	1,558
	SpareBank 1 SR Bank ASA	151,569	1,362
	Tomra Systems ASA	143,858	1,317
	Fred Olsen Energy ASA	25,381	1,067
	Opera Software ASA	87,733	1,062
	SpareBank 1 SMN	123,710	1,043
*	Det Norske Oljeselskap ASA	71,007	1,010
	Atea ASA	90,314	1,001
	Cermaq ASA	56,288	998
*	REC Silicon ASA	1,978,833	985
^,*	Nordic Semiconductor ASA	153,891	652
	Aker ASA	20,545	647
	BW Offshore Ltd.	460,983	631
	Norwegian Property ASA	432,006	554
	Wilh Wilhelmsen ASA	56,774	527
	Stolt-Nielsen Ltd.	17,994	510
	Austevoll Seafood ASA	62,894	391
	Golden Ocean Group Ltd.	256,431	386
*	Norwegian Air Shuttle AS	9,032	371
	Leroy Seafood Group ASA	11,238	347
	Kvaerner ASA	136,524	222
*	Archer Ltd.	210,681	192
^,*	Songa Offshore	122,283	115
			32,522
Other † (0.0%)
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	43
*	Virgin Australia Holdings Pvt Ltd	1,276,415	6
*	Hanwha General Insurance Co. Ltd. Rights Exp. 11/08/2013	21,281	6
*	CapitaRetail China Trust Rights Exp. 11/13/2013	24,060	2
*	SSCP Co. Ltd.	20,873	1

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	Petroplus Holdings AG	36,495	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
*	Connaught plc	50,771	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			60
Peru (0.0%)
*	InRetail Peru Corp.	19,000	314

Philippines (0.6%)
	GT Capital Holdings Inc.	65,014	1,286
	Metro Pacific Investments Corp.	10,981,675	1,240
	Megaworld Corp.	10,260,987	910
	Puregold Price Club Inc.	818,300	854
*	Philippine National Bank	365,700	817
	Robinsons Land Corp.	1,466,819	769
	Security Bank Corp.	220,903	711
	Petron Corp.	2,329,256	668
	Semirara Mining Corp. Class A	102,797	656
	First Gen Corp.	1,592,430	593
*	Philex Mining Corp.	2,439,281	494
	Manila Water Co. Inc.	841,785	487
	Filinvest Land Inc.	12,277,400	457
*	Belle Corp.	3,633,300	438
	Vista Land & Lifescapes Inc.	2,821,000	360
	First Philippine Holdings Corp.	182,460	293
	Atlas Consolidated Mining & Development	853,100	244
	Lopez Holdings Corp.	1,853,100	207
	Cebu Air Inc.	162,410	198
			11,682
Poland (0.5%)
^,*	Cyfrowy Polsat SA	190,252	1,384
	Lubelski Wegiel Bogdanka SA	31,579	1,167
	Asseco Poland SA	71,191	1,163
	Eurocash SA	73,815	1,134
^,*	Bank Millennium SA	414,140	1,029
*	Grupa Lotos SA	82,680	1,009
^	TVN SA	134,863	680
*	Kernel Holding SA	49,666	668
*	Netia SA	366,564	607
^,*	Globe Trade Centre SA	200,551	518
	Getin Holding SA	275,043	389
	Budimex SA	8,493	357
	Warsaw Stock Exchange	20,805	301
*	Ciech SA	29,620	287
*	Boryszew SA	1,277,768	215
*	Bioton SA	19,898,884	194
*	Agora SA	24,003	90
			11,192
Portugal (0.3%)
*	Banco Comercial Portugues SA	10,525,771	1,570
	ZON OPTIMUS SGPS SA	174,042	1,194
	Sonae	812,171	1,173
	Mota-Engil SGPS SA	169,182	775
	Portucel SA	198,063	762
	Semapa-Sociedade de Investimento e Gestao	67,322	662
	Altri SGPS SA	126,542	411
	Sonaecom - SGPS SA	78,082	253
	REN - Redes Energeticas Nacionais SGPS SA	60,436	181
			6,981
Russia (0.1%)
*	PIK Group	224,880	443
	Sollers OJSC	13,560	325
	Acron JSC	9,423	283
	TGK-1 OAO	762,600,000	152

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	OGK-2 OAO	18,997,639	150
			1,353
Singapore (1.7%)
	SATS Ltd.	596,202	1,631
	Keppel REIT	1,442,746	1,400
	Mapletree Logistics Trust	1,566,228	1,379
	Mapletree Industrial Trust	1,145,000	1,273
	Ezion Holdings Ltd.	705,704	1,270
*	Mapletree Greater China Commercial Trust	1,714,500	1,267
	Mapletree Commercial Trust	1,240,000	1,255
^	Fortune REIT	1,311,836	1,060
^	Biosensors International Group Ltd.	1,309,831	990
	Raffles Medical Group Ltd.	350,000	899
	CDL Hospitality Trusts	657,066	880
	Cambridge Industrial Trust	1,500,260	844
	Starhill Global REIT	1,229,242	801
	OSIM International Ltd.	453,000	769
	Super Group Ltd.	206,404	698
	Parkway Life REIT	356,485	698
	Frasers Centrepoint Trust	464,110	692
	Ascott Residence Trust	642,338	676
	United Engineers Ltd.	452,000	673
	Ho Bee Land Ltd.	397,635	658
	Hyflux Ltd.	691,286	645
	First Resources Ltd.	408,629	641
	Far East Hospitality Trust	852,000	613
	Cache Logistics Trust	629,241	604
^	AIMS AMP Capital Industrial REIT	460,400	585
	Frasers Commercial Trust	551,200	572
^,*	Ezra Holdings Ltd.	525,902	567
	Ascendas India Trust	1,041,662	537
	First REIT	573,000	511
*	Sound Global Ltd.	876,317	492
1	ARA Asset Management Ltd.	331,210	490
	CitySpring Infrastructure Trust	1,252,000	483
	Lippo Malls Indonesia Retail Trust	1,326,000	480
^	Sabana Shari'ah Compliant Industrial REIT	532,000	467
	OUE Ltd.	235,000	457
	CapitaRetail China Trust	401,000	450
	Ascendas Hospitality Trust	646,000	392
*	Vard Holdings Ltd.	508,000	359
	Yoma Strategic Holdings Ltd.	577,000	355
	Religare Health Trust	500,000	320
*	Raffles Education Corp. Ltd.	1,314,839	317
	CSE Global Ltd.	398,759	303
^	Hi-P International Ltd.	586,000	285
*	GuocoLeisure Ltd.	415,000	275
	Midas Holdings Ltd.	666,847	268
	UOB-Kay Hian Holdings Ltd.	194,000	260
	Far East Orchard Ltd.	162,000	255
	Metro Holdings Ltd.	379,000	254
^	Perennial China Retail Trust	573,000	249
*	Gallant Venture Ltd.	1,120,740	248
^,*	Ying Li International Real Estate Ltd.	717,000	237
*	Croesus Retail Trust	282,000	200
	GMG Global Ltd.	2,444,000	199
*	Tiger Airways Holdings Ltd.	466,800	195
	Keppel Telecommunications & Transportation Ltd.	155,440	195
	Tat Hong Holdings Ltd.	244,000	183
*	Synear Food Holdings Ltd.	1,042,000	156
^	Swiber Holdings Ltd.	306,000	154
*	Blumont Group Ltd.	1,538,208	144
	Pacific Andes Resources Development Ltd.	1,357,500	140
	China Fishery Group Ltd.	428,729	136

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
*	LionGold Corp. Ltd.	803,291	129
*	Asiasons Capital Ltd.	424,000	55
	Hong Leong Asia Ltd.	45,000	53
*	Oceanus Group Ltd.	4,182,000	50
*	China Hongxing Sports Ltd.	831,000	38
*	China Milk Products Group Ltd.	140,000	—
			34,811
South Africa (0.4%)
	Emira Property Fund	528,747	788
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,909,125	763
	EOH Holdings Ltd.	80,996	656
	Vukile Property Fund Ltd.	370,784	643
*	Super Group Ltd.	255,581	627
	Blue Label Telecoms Ltd.	636,212	598
	City Lodge Hotels Ltd.	35,511	467
	Eqstra Holdings Ltd.	486,710	402
	Pinnacle Technology Holdings Ltd.	149,041	364
	Mpact Ltd.	132,530	361
	Metair Investments Ltd.	82,474	320
	Raubex Group Ltd.	135,531	320
^	Astral Foods Ltd.	30,497	307
	Cashbuild Ltd.	17,551	273
	Invicta Holdings Ltd.	25,501	253
	Group Five Ltd.	54,600	245
	Clover Industries Ltd.	132,036	216
	DRDGOLD Ltd.	257,096	127
*	Merafe Resources Ltd.	1,222,650	99
*	Ellies Holdings Ltd.	143,593	94
*	Great Basin Gold Ltd.	345,634	2
			7,925
South Korea (3.5%)
	Hotel Shilla Co. Ltd.	38,892	2,512
^,*	Kumho Tire Co. Inc.	144,780	1,689
	Seoul Semiconductor Co. Ltd.	37,175	1,547
	Macquarie Korea Infrastructure Fund	212,715	1,323
	LG International Corp.	38,931	1,092
	Hyundai Greenfood Co. Ltd.	65,525	1,044
^	Youngone Corp.	30,604	1,036
	Korean Reinsurance Co.	92,318	1,035
	CJ O Shopping Co. Ltd.	3,005	1,003
	Young Poong Corp.	748	995
^	Kolon Industries Inc.	17,111	956
	Paradise Co. Ltd.	36,758	942
	LG Fashion Corp.	29,184	894
	SK Chemicals Co. Ltd.	18,241	892
	Hyundai Home Shopping Network Corp.	5,608	888
	Taekwang Industrial Co. Ltd.	692	855
	Chong Kun Dang Pharm Corp.	11,237	844
	LOTTE Himart Co. Ltd.	10,450	822
^,*	LG Innotek Co. Ltd.	10,094	815
	Poongsan Corp.	29,128	810
	LIG Insurance Co. Ltd.	32,530	810
	Daesang Corp.	24,770	809
	Ottogi Corp.	2,495	806
	GS Home Shopping Inc.	3,297	760
	Medy-Tox Inc.	4,298	708
	Grand Korea Leisure Co. Ltd.	19,240	701
	Meritz Fire & Marine Insurance Co. Ltd.	49,460	696
*	CJ E&M Corp.	19,563	676
	Lotte Food Co. Ltd.	1,064	657
*	SK Broadband Co. Ltd.	152,829	653
^	Partron Co. Ltd.	40,450	651
*	Hanmi Pharm Co. Ltd.	5,198	631
	Hana Tour Service Inc.	9,365	609

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Dongsuh Co. Inc.	23,147	606
^,*	SM Entertainment Co.	15,936	602
	Fila Korea Ltd.	8,667	587
	CJ CGV Co. Ltd.	12,380	582
	iMarketKorea Inc.	24,300	578
*	LG Life Sciences Ltd.	12,993	574
	Hankook Tire Worldwide Co. Ltd.	23,140	570
*	Medipost Co. Ltd.	7,542	550
^	Nexen Tire Corp.	36,230	543
^,*	ViroMed Co. Ltd.	12,867	511
^	Kolao Holdings	17,150	502
	Hanil Cement Co. Ltd.	6,249	491
	KIWOOM Securities Co. Ltd.	9,371	491
^	Binggrae Co. Ltd.	5,819	490
	Samchully Co. Ltd.	3,906	483
	Hanssem Co. Ltd.	11,640	472
*	Hanjin Heavy Industries & Construction Co. Ltd.	40,220	466
*	Dong-A ST Co. Ltd.	3,946	462
*	Asiana Airlines Inc.	97,072	460
	SFA Engineering Corp.	10,783	459
	Interpark Corp.	47,154	449
	Green Cross Corp.	3,616	446
	E1 Corp.	6,216	446
	LS Industrial Systems Co. Ltd.	7,037	441
	KEPCO Plant Service & Engineering Co. Ltd.	8,649	438
^,*	Seegene Inc.	7,956	434
	Sung Kwang Bend Co. Ltd.	15,656	429
	Huchems Fine Chemical Corp.	18,948	427
	Hyundai Elevator Co. Ltd.	7,494	425
*	Chabio & Diostech Co. Ltd.	43,016	417
	Korea Electric Terminal Co. Ltd.	10,270	416
	Hansol Paper Co.	35,760	414
*	CJ Hellovision Co. Ltd.	24,960	407
^,*	GemVax & Kael Co. Ltd.	22,193	402
	Daewoong Pharmaceutical Co. Ltd.	5,084	400
	Sungwoo Hitech Co. Ltd.	25,740	398
	Samyang Holdings Corp.	4,763	398
	KT Skylife Co. Ltd.	14,950	396
*	Ssangyong Motor Co.	48,980	386
	Cosmax Inc.	7,720	379
	Maeil Dairy Industry Co. Ltd.	8,952	369
	Soulbrain Co. Ltd.	7,385	368
	GSretail Co. Ltd.	13,240	366
	Lock & Lock Co. Ltd.	13,809	360
	Namyang Dairy Products Co. Ltd.	436	356
	Seah Besteel Corp.	13,433	351
	Youngone Holdings Co. Ltd.	5,631	343
*	Wonik IPS Co. Ltd.	41,340	341
*	JB Financial Group Co. Ltd.	49,128	336
	Daou Technology Inc.	24,310	333
	Dong-A Socio Holdings Co. Ltd.	2,330	331
	MegaStudy Co. Ltd.	4,643	324
	Tongyang Life Insurance	30,420	323
^	Posco ICT Co. Ltd.	41,454	320
	Handsome Co. Ltd.	11,138	319
	Daeduck Electronics Co.	36,100	318
^,*	Hanmi Science Co. ltd	21,110	318
	Green Cross Holdings Corp.	24,290	303
	Kwang Dong Pharmaceutical Co. Ltd.	40,400	277
	Ilyang Pharmaceutical Co. Ltd.	10,358	276
	Dongyang Mechatronics Corp.	24,200	276
	TONGYANG Securities Inc.	118,630	270
^,*	Gamevil Inc.	5,616	268
	Sindoh Co. Ltd.	4,070	268

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Daeduck GDS Co. Ltd.	14,590	268
*	Ssangyong Cement Industrial Co. Ltd.	47,830	267
*	TK Corp.	12,870	261
^,*	Doosan Engine Co. Ltd.	28,930	257
	Taeyoung Engineering & Construction Co. Ltd.	47,440	256
	Bukwang Pharmaceutical Co. Ltd.	18,760	256
^,*	Osstem Implant Co. Ltd.	9,948	254
	S&T Dynamics Co. Ltd.	18,893	253
	Dongwon Industries Co. Ltd.	926	248
	Meritz Securities Co. Ltd.	155,220	246
*	Duksan Hi-Metal Co. Ltd.	12,136	240
	Hancom Inc.	13,303	234
	S&T Motiv Co. Ltd.	8,240	233
	Hansae Co. Ltd.	14,450	231
	POSCO Chemtech Co. Ltd.	1,825	224
*	Neowiz Games Corp.	13,715	223
	YG Entertainment Inc.	4,617	222
*	Seobu T&D	11,074	220
*	Woongjin Chemical Co. Ltd.	23,640	212
*	Hanjin Shipping Holdings Co. Ltd.	42,140	212
	Kolon Global Corp.	57,890	211
	Able C&C Co. Ltd.	6,834	201
	SBS Media Holdings Co. Ltd.	45,730	199
	Green Cross Cell Corp.	7,374	198
	Hanjin Transportation Co. Ltd.	11,154	193
^,*	3S Korea Co. Ltd.	35,930	192
	Ahnlab Inc.	3,733	192
	DuzonBIzon Co. Ltd.	20,360	191
*	Hansol Technics Co. Ltd.	10,539	188
	SK Gas Ltd.	2,653	187
	Daekyo Co. Ltd.	29,480	186
	OCI Materials Co. Ltd.	5,853	183
	Iljin Display Co. Ltd.	12,970	183
^	Silicon Works Co. Ltd.	8,072	182
^	Capro Corp.	24,640	180
*	Foosung Co. Ltd.	47,710	180
^,*	Komipharm International Co. Ltd.	26,575	180
^,*	CNK International Co. Ltd.	35,374	175
	SL Corp.	12,420	173
	Interflex Co. Ltd.	5,636	168
	Sam Young Electronics Co. Ltd.	18,620	166
	Humax Co. Ltd.	13,919	165
	Meritz Finance Group Inc.	30,854	159
*	Dongbu HiTek Co. Ltd.	27,650	157
	NEPES Corp.	16,272	156
*	Taewoong Co. Ltd.	5,121	153
^,*	Taihan Electric Wire Co. Ltd.	78,662	152
^,*	Jusung Engineering Co. Ltd.	27,644	148
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	146
	Youlchon Chemical Co. Ltd.	12,100	142
	Hanwha Investment & Securities Co. Ltd.	41,895	142
^,*	Pharmicell Co. Ltd.	33,200	141
	NH Investment & Securities Co. Ltd.	30,199	137
	INTOPS Co. Ltd.	6,332	135
^	STX Offshore & Shipbuilding Co. Ltd.	45,730	134
	Dae Han Flour Mills Co. Ltd.	990	133
	Kumho Electric Co. Ltd.	5,290	131
^,*	Com2uSCorp	6,160	130
^	Melfas Inc.	12,837	129
*	KTB Investment & Securities Co. Ltd.	56,860	128
*	ICD Co. Ltd.	11,667	125
	KISCO Corp.	4,626	124
*	Hanwha General Insurance Co. Ltd.	30,870	122
	SK Securities Co. Ltd.	160,880	122

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Namhae Chemical Corp.	16,640	114
*	China Ocean Resources Co. Ltd.	27,290	111
*	Insun ENT Co. Ltd.	45,650	106
	Hitejinro Holdings Co. Ltd.	9,000	98
	Woongjin Thinkbig Co. Ltd.	16,870	96
^	STS Semiconductor & Telecommunications	25,428	95
^,*	Unison Co. Ltd.	21,034	88
^	STX Engine Co. Ltd.	16,747	83
^,*	Tera Resource Co. Ltd.	168,016	75
	Dongbu Securities Co. Ltd.	21,320	71
*	Shinsung Solar Energy Co. Ltd.	62,650	70
	EG Corp.	3,452	68
^,*	CUROCOM Co. Ltd.	52,753	67
^	Agabang&Company	12,729	67
*	Sewon Cellontech Co. Ltd.	23,930	66
*	Eugene Investment & Securities Co. Ltd.	31,930	66
	Kolon Corp.	3,490	65
*	Dongbu Steel Co. Ltd.	25,318	60
	Kyobo Securities Co.	12,060	52
*	Dongbu Corp.	16,330	51
	Samyang Corp.	1,170	49
^,*	SK Communications Co. Ltd.	9,340	47
^,*	Tongyang Inc.	94,750	41
^,*	Woongjin Energy Co. Ltd.	18,200	37
*	Korea Line Corp.	512	14
			71,395
Spain (1.4%)
^	Bolsas y Mercados Espanoles SA	83,904	3,137
	Viscofan SA	46,524	2,468
*	Gamesa Corp. Tecnologica SA	211,564	2,043
	Grupo Catalana Occidente SA	60,121	2,034
	Prosegur Cia de Seguridad SA	333,943	1,981
	Indra Sistemas SA	113,231	1,867
	Ebro Foods SA	79,480	1,793
	Obrascon Huarte Lain SA	39,858	1,669
	Construcciones y Auxiliar de Ferrocarriles SA	2,764	1,435
	Tecnicas Reunidas SA	27,115	1,396
	Atresmedia Corp. de Medios de Comunicaion SA	81,411	1,360
*	Fomento de Construcciones y Contratas SA	39,433	907
*	Sacyr SA	162,365	874
*	Faes Farma SA	212,376	763
*	Zeltia SA	220,706	760
*	Almirall SA	44,701	668
	Melia Hotels International SA	56,856	644
	Abengoa SA	246,742	598
	Tubacex SA	144,283	556
*	NH Hoteles SA	78,952	412
	Ence Energia y Celulosa S.A	89,603	360
	Duro Felguera SA	40,027	262
	Tubos Reunidos SA	96,966	242
*	Deoleo SA	370,972	211
	Papeles y Cartones de Europa SA	37,021	199
	Abengoa SA	43,869	136
^,*	Promotora de Informaciones SA	250,479	127
^,*	Realia Business SA	92,502	100
^,*	Caja de Ahorros del Mediterraneo	42,306	—
*	Pescanova SA	10,066	—
			29,002
Sweden (2.4%)
	Trelleborg AB Class B	239,605	4,521
	Meda AB Class A	230,258	2,584
	Castellum AB	155,462	2,387
	NCC AB Class B	76,061	2,340
*	ICA Gruppen AB	62,886	1,901

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	BillerudKorsnas AB	149,773	1,757
	Hexpol AB	23,281	1,749
	JM AB	60,310	1,718
	Wallenstam AB	111,015	1,539
	Fabege AB	131,723	1,516
	Hufvudstaden AB Class A	114,662	1,501
^	Axis Communications AB	42,533	1,468
	AarhusKarlshamn AB	24,330	1,439
*	Swedish Orphan Biovitrum AB	145,109	1,387
	Axfood AB	26,076	1,349
	Wihlborgs Fastigheter AB	73,300	1,264
	Loomis AB Class B	52,229	1,252
	Kungsleden AB	161,636	1,187
	Betsson AB	37,044	1,164
	Nibe Industrier AB Class B	59,934	1,149
	Lundbergforetagen AB Class B	24,663	1,030
	AF AB	31,926	1,009
	Intrum Justitia AB	36,494	970
	Peab AB	161,158	948
	Avanza Bank Holding AB	26,816	862
	Saab AB Class B	39,489	791
*	Fastighets AB Balder	77,821	686
*	Lindab International AB	70,057	682
	Nobia AB	71,830	625
*	SAS AB	198,360	594
^,*	Active Biotech AB	44,006	488
*	Investment AB Oresund	24,275	481
*	Rezidor Hotel Group AB	75,403	429
	Clas Ohlson AB	25,556	402
	Concentric AB	37,712	388
*	CDON Group AB	97,582	383
	Mekonomen AB	11,452	378
	Klovern AB	84,989	377
	Melker Schorling AB	9,173	374
	SkiStar AB	27,943	373
	Klovern AB Prior Pfd.	14,008	319
	Bure Equity AB	77,356	299
*	Eniro AB	64,527	280
	Haldex AB	33,534	243
	Nordnet AB	46,846	200
*	KappAhl AB	21,651	128
			48,911
Switzerland (2.9%)
	Galenica AG	4,861	4,296
*	Dufry AG	25,721	4,156
	Georg Fischer AG	4,050	2,790
	Helvetia Holding AG	5,340	2,519
	OC Oerlikon Corp. AG	168,737	2,359
	Bucher Industries AG	7,675	2,126
	Panalpina Welttransport Holding AG	13,880	2,074
	Nobel Biocare Holding AG	114,002	1,881
	BB Biotech AG	12,104	1,813
	Valiant Holding	18,922	1,765
	Flughafen Zuerich AG	2,989	1,657
	Kaba Holding AG Class B	3,693	1,580
^	Straumann Holding AG	7,717	1,534
	Logitech International SA	149,417	1,530
	Burckhardt Compression Holding AG	3,504	1,404
	Belimo Holding AG	506	1,304
	Mobimo Holding AG	6,022	1,261
	Forbo Holding AG	1,586	1,244
	Allreal Holding AG	9,037	1,243
	Vontobel Holding AG	30,690	1,229
	ams AG	10,771	1,176

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Temenos Group AG	44,308	1,129
Tecan Group AG	10,695	1,116
Kuoni Reisen Holding AG	2,626	1,110
Rieter Holding AG	4,469	936
* Meyer Burger Technology AG	79,531	933
Valora Holding AG	3,450	852
St. Galler Kantonalbank AG	2,030	826
Schweiter Technologies AG	1,078	723
Huber & Suhner AG	13,173	720
Daetwyler Holding AG	5,419	689
Kudelski SA	47,727	658
* Gategroup Holding AG	24,759	648
* AFG Arbonia-Forster Holding AG	17,649	612
Vetropack Holding AG	305	609
Basilea Pharmaceutica	5,214	568
* Schmolz & Bickenbach AG	447,450	566
Autoneum Holding AG	4,137	551
Emmi AG	1,914	551
EFG International AG	35,981	529
Basler Kantonalbank	5,292	445
Ascom Holding AG	27,953	412
Zehnder Group AG	8,511	401
Liechtensteinische Landesbank AG	9,843	390
* Acino Holding AG	2,789	353
Schweizerische National-Versicherungs-Gesellschaft AG	7,018	347
Swissquote Group Holding SA	8,231	337
BKW AG	9,538	331
Siegfried Holding AG	1,995	329
Alpiq Holding AG	2,339	309
Verwaltungs- und Privat-Bank AG	3,040	295
* Orascom Development Holding AG	7,199	103
* Von Roll Holding AG	45,226	75
Bachem Holding AG	1,133	65
Cie Financiere Tradition SA	1,060	57
		59,516
Taiwan (6.3%)
China Life Insurance Co. Ltd.	2,677,324	2,627
Chailease Holding Co. Ltd.	905,600	2,202
Eclat Textile Co. Ltd.	189,583	2,085
Merida Industry Co. Ltd.	242,822	1,838
WPG Holdings Ltd.	1,430,889	1,740
Ruentex Development Co. Ltd.	776,292	1,625
Hiwin Technologies Corp.	205,860	1,621
Radiant Opto-Electronics Corp.	429,147	1,606
Ruentex Industries Ltd.	615,629	1,588
Simplo Technology Co. Ltd.	287,053	1,411
Clevo Co.	617,944	1,314
Powertech Technology Inc.	694,662	1,252
TSRC Corp.	675,711	1,249
St. Shine Optical Co. Ltd.	41,419	1,220
Far Eastern Department Stores Ltd.	1,114,435	1,199
Sanyang Industry Co. Ltd.	680,037	1,190
CTCI Corp.	676,667	1,183
China Petrochemical Development Corp.	2,337,077	1,175
Highwealth Construction Corp.	539,816	1,165
Kenda Rubber Industrial Co. Ltd.	561,399	1,104
Yungtay Engineering Co. Ltd.	364,993	1,071
* Inotera Memories Inc.	1,622,000	1,046
Standard Foods Corp.	334,865	1,027
Chipbond Technology Corp.	500,852	1,012
Wowprime Corp.	60,700	1,008
Zhen Ding Technology Holding Ltd.	428,400	1,005
Makalot Industrial Co. Ltd.	166,000	1,002
Tripod Technology Corp.	499,327	987

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Nan Kang Rubber Tire Co. Ltd.	764,107	982
Phison Electronics Corp.	135,962	977
Airtac International Group	134,980	977
Kinsus Interconnect Technology Corp.	258,282	922
China Steel Chemical Corp.	152,853	916
LCY Chemical Corp.	683,255	902
King's Town Bank	1,007,193	896
MIN AIK Technology Co. Ltd.	174,987	884
ScinoPharm Taiwan Ltd.	248,924	828
Hermes Microvision Inc.	25,000	818
Wei Chuan Foods Corp.	427,835	810
Tainan Spinning Co. Ltd.	1,055,359	795
King Yuan Electronics Co. Ltd.	1,129,963	788
Chroma ATE Inc.	360,040	767
Tung Ho Steel Enterprise Corp.	849,150	761
* HannStar Display Corp.	2,257,000	756
Everlight Electronics Co. Ltd.	394,725	746
Tong Yang Industry Co. Ltd.	465,919	726
* Winbond Electronics Corp.	2,787,000	703
TTY Biopharm Co. Ltd.	178,483	695
Huaku Development Co. Ltd.	245,499	688
* Sino-American Silicon Products Inc.	495,945	688
Tong Hsing Electronic Industries Ltd.	124,056	656
* Medigen Biotechnology Corp.	92,680	653
Richtek Technology Corp.	144,155	650
Taichung Commercial Bank	1,743,738	647
* Wintek Corp.	1,721,962	643
USI Corp.	873,518	641
Grand Pacific Petrochemical	823,928	636
Jih Sun Financial Holdings Co. Ltd.	2,203,570	632
Wistron NeWeb Corp.	254,142	612
A-DATA Technology Co. Ltd.	207,000	610
Formosa International Hotels Corp.	49,369	594
Gigabyte Technology Co. Ltd.	531,271	593
Kinpo Electronics	1,294,196	577
Firich Enterprises Co. Ltd.	139,430	573
King Slide Works Co. Ltd.	64,675	572
FLEXium Interconnect Inc.	180,801	563
Kerry TJ Logistics Co. Ltd.	401,092	562
* Motech Industries Inc.	301,311	561
Prince Housing & Development Corp.	866,103	558
Casetek Holdings Ltd.	108,000	557
* Tatung Co. Ltd.	2,001,320	555
Coretronic Corp.	633,000	554
Shinkong Synthetic Fibers Corp.	1,578,416	545
Chin-Poon Industrial Co. Ltd.	324,072	541
* Mitac Holdings Corp.	578,000	531
* Ta Chong Bank Ltd.	1,512,587	531
Goldsun Development & Construction Co. Ltd.	1,267,591	524
Farglory Land Development Co. Ltd.	283,067	520
* Neo Solar Power Corp.	486,819	519
Taiwan Hon Chuan Enterprise Co. Ltd.	239,258	504
Chong Hong Construction Co.	152,160	500
Compeq Manufacturing Co. Ltd.	950,471	480
AmTRAN Technology Co. Ltd.	749,692	480
Lung Yen Life Service Corp.	158,000	478
Senao International Co. Ltd.	149,000	476
* China Man-Made Fiber Corp.	1,113,778	473
Win Semiconductors Corp.	535,000	472
Shihlin Electric & Engineering Corp.	372,239	471
Hey Song Corp.	408,000	468
China Metal Products	313,250	464
G Tech Optoelectronics Corp.	265,000	464
YungShin Global Holding Corp.	235,617	460

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Lien Hwa Industrial Corp.	711,356	460
Formosan Rubber Group Inc.	481,888	457
Radium Life Tech Co. Ltd.	522,267	457
Elan Microelectronics Corp.	301,350	456
* Microbio Co. Ltd.	383,562	453
* Mercuries Life Insurance Co. Ltd.	640,240	450
Micro-Star International Co. Ltd.	660,000	444
Depo Auto Parts Ind Co. Ltd.	125,313	440
Hung Sheng Construction Ltd.	504,100	431
Cheng Loong Corp.	908,920	430
* Taiwan Styrene Monomer	551,980	421
* Taiwan Life Insurance Co. Ltd.	474,397	421
China Synthetic Rubber Corp.	430,562	418
Test-Rite International Co. Ltd.	522,725	407
Kingdom Construction Co.	329,000	407
Merry Electronics Co. Ltd.	118,153	405
* Gintech Energy Corp.	375,800	404
Great Wall Enterprise Co. Ltd.	447,839	404
WT Microelectronics Co. Ltd.	336,601	402
* Yieh Phui Enterprise Co. Ltd.	1,265,406	400
BES Engineering Corp.	1,298,468	398
* CMC Magnetics Corp.	2,346,000	395
UPC Technology Corp.	802,510	388
* Ritek Corp.	2,388,000	388
Namchow Chemical Industrial Co. Ltd.	229,000	386
Taiwan Paiho Ltd.	274,183	380
CyberTAN Technology Inc.	329,571	375
Gourmet Master Co. Ltd.	55,650	370
China Bills Finance Corp.	937,800	370
Taiwan Sogo Shin Kong SEC	295,000	367
* E Ink Holdings Inc.	637,708	358
* Shining Building Business Co. Ltd.	456,408	355
Everlight Chemical Industrial Corp.	380,702	352
Long Bon International Co. Ltd.	438,000	351
Sinyi Realty Co.	186,356	341
Taiwan Surface Mounting Technology Co. Ltd.	237,468	338
Pan-International Industrial	421,488	337
Rechi Precision Co. Ltd.	335,600	335
Kinik Co.	134,000	335
* Chung Hung Steel Corp.	1,168,047	334
Dynapack International Technology Corp.	117,299	334
Shinkong Textile Co. Ltd.	247,338	332
* Li Peng Enterprise Co. Ltd.	663,218	329
Taiflex Scientific Co. Ltd.	158,034	328
Aten International Co. Ltd.	124,260	325
ITEQ Corp.	291,261	324
Great China Metal Industry	271,000	322
Elite Semiconductor Memory Technology Inc.	243,000	320
Kuoyang Construction Co. Ltd.	476,648	319
* Via Technologies Inc.	389,481	319
Asia Polymer Corp.	361,500	317
Mercuries & Associates Ltd.	420,005	316
TA Chen Stainless Pipe	658,330	315
Federal Corp.	399,798	315
TXC Corp.	251,877	311
* Taiwan TEA Corp.	377,293	310
Lealea Enterprise Co. Ltd.	843,586	310
D-Link Corp.	505,000	306
Faraday Technology Corp.	268,000	306
San Shing Fastech Corp.	134,620	304
* Qisda Corp.	1,310,000	304
* Shihlin Paper Corp.	187,428	298
Solar Applied Materials Technology Co.	348,201	296
* King's Town Construction Co. Ltd.	305,712	296

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Evergreen International Storage & Transport Corp.	430,502	292
Wah Lee Industrial Corp.	181,883	292
GeoVision Inc.	44,345	291
* E-Ton Solar Tech Co. Ltd.	468,603	288
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	286
Ardentec Corp.	423,638	284
Genius Electronic Optical Co. Ltd.	69,732	283
Huang Hsiang Construction Co.	141,051	283
Sigurd Microelectronics Corp.	288,000	279
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	279
Ho Tung Chemical Corp.	569,101	278
Taiwan Acceptance Corp.	110,000	276
Ambassador Hotel	276,519	275
Accton Technology Corp.	497,467	272
Taiwan PCB Techvest Co. Ltd.	236,102	271
Career Technology MFG. Co. Ltd.	284,126	271
* Chia Hsin Cement Corp.	524,352	268
Unity Opto Technology Co. Ltd.	338,000	265
CHC Healthcare Group	91,733	261
Syncmold Enterprise Corp.	152,000	261
AcBel Polytech Inc.	257,000	260
CSBC Corp. Taiwan	405,808	259
Sincere Navigation Corp.	278,000	258
Soft-World International Corp.	114,520	258
Greatek Electronics Inc.	290,000	251
* Unitech Printed Circuit Board Corp.	583,738	251
Nien Hsing Textile Co. Ltd.	231,083	251
Systex Corp.	132,000	251
Taiwan Semiconductor Co. Ltd.	304,000	250
* Chunghwa Picture Tubes Ltd.	4,542,000	249
PChome Online Inc.	42,527	247
* Taiwan Land Development Corp.	629,542	242
Long Chen Paper Co. Ltd.	600,052	237
* Solartech Energy Corp.	278,000	237
Test Research Inc.	173,371	236
Alpha Networks Inc.	361,919	235
United Integrated Services Co. Ltd.	212,000	234
Hung Poo Real Estate Development Corp.	225,195	234
Ability Enterprise Co. Ltd.	307,257	232
Gloria Material Technology Corp.	338,484	232
Elitegroup Computer Systems Co. Ltd.	539,000	232
China General Plastics Corp.	374,180	231
Shin Zu Shing Co. Ltd.	105,000	231
KEE TAI Properties Co. Ltd.	320,740	230
Continental Holdings Corp.	620,000	226
ALI Corp.	206,358	224
* Green Energy Technology Inc.	252,746	224
* Formosa Epitaxy Inc.	367,000	223
Taiwan Sanyo Electric Co. Ltd.	168,300	221
* Globe Union Industrial Corp.	289,000	220
* IEI Integration Corp.	157,578	217
YC INOX Co. Ltd.	306,159	215
HUA ENG Wire & Cable	539,000	214
Lite-On Semiconductor Corp.	351,000	212
Topco Scientific Co. Ltd.	120,456	211
Visual Photonics Epitaxy Co. Ltd.	208,941	211
Johnson Health Tech Co. Ltd.	73,661	210
Parade Technologies Ltd.	28,000	209
* Sunplus Technology Co. Ltd.	570,000	208
* Walsin Technology Corp.	765,408	205
Elite Material Co. Ltd.	246,519	204
* Newmax Technology Co. Ltd.	61,478	204
National Petroleum Co. Ltd.	211,000	202
Gemtek Technology Corp.	208,115	202

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Altek Corp.	262,786	200
* HannsTouch Solution Inc.	616,392	200
Quanta Storage Inc.	190,000	198
Getac Technology Corp.	340,000	187
* Asia Optical Co. Inc.	188,000	187
Global Unichip Corp.	74,649	186
* Gigastorage Corp.	228,800	185
Holy Stone Enterprise Co. Ltd.	206,672	183
China Chemical & Pharmaceutical Co. Ltd.	213,000	182
First Hotel	279,183	180
Weltrend Semiconductor	187,200	179
Cyberlink Corp.	61,076	178
Pixart Imaging Inc.	92,920	176
Sampo Corp.	491,311	172
AV Tech Corp.	57,053	172
Lotes Co. Ltd.	69,000	169
L&K Engineering Co. Ltd.	159,000	166
OptoTech Corp.	400,000	165
Holtek Semiconductor Inc.	107,279	165
China Electric Manufacturing Corp.	343,000	163
* Concord Securities Corp.	620,324	163
Taiwan Fire & Marine Insurance Co.	198,840	159
Zinwell Corp.	146,099	157
* TYC Brother Industrial Co. Ltd.	272,710	156
Ta Ya Electric Wire & Cable	650,440	155
* Gold Circuit Electronics Ltd.	586,280	153
Sonix Technology Co. Ltd.	112,000	152
Global Mixed Mode Technology Inc.	57,199	152
Jentech Precision Industrial Co. Ltd.	71,698	151
Great Taipei Gas Co. Ltd.	198,000	150
First Steamship Co. Ltd.	216,588	149
Tong-Tai Machine & Tool Co. Ltd.	155,518	149
* Etron Technology Inc.	302,947	147
Infortrend Technology Inc.	243,885	146
WUS Printed Circuit Co. Ltd.	320,000	144
* Dynamic Electronics Co. Ltd.	366,468	144
Shih Wei Navigation Co. Ltd.	195,986	141
Darfon Electronics Corp.	181,000	137
* Unizyx Holding Corp.	260,000	135
Sitronix Technology Corp.	79,282	132
Chun Yuan Steel	344,676	132
Taiwan Cogeneration Corp.	211,903	131
Basso Industry Corp.	113,000	131
* Champion Building Materials Co. Ltd.	292,000	131
* Silicon Integrated Systems Corp.	420,592	131
Lingsen Precision Industries Ltd.	252,000	131
Young Fast Optoelectronics Co. Ltd.	119,000	131
Tsann Kuen Enterprise Co. Ltd.	91,295	129
Taiyen Biotech Co. Ltd.	150,000	128
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	127
* Pan Jit International Inc.	293,000	127
Bank of Kaohsiung	381,210	123
Taiwan Mask Corp.	377,650	123
Jess-Link Products Co. Ltd.	131,800	122
Phihong Technology Co. Ltd.	197,618	122
* Wafer Works Corp.	225,570	122
* Microelectronics Technology Inc.	188,212	122
Young Optics Inc.	58,000	121
* Chung Hwa Pulp Corp.	373,890	120
Asia Vital Components Co. Ltd.	207,337	120
Hsin Kuang Steel Co. Ltd.	177,569	113
* Giantplus Technology Co. Ltd.	371,000	112
LES Enphants Co. Ltd.	145,059	112
Microlife Corp.	38,500	109

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	FSP Technology Inc.	114,254	105
*	Global Brands Manufacture Ltd.	295,045	105
	KYE Systems Corp.	234,000	101
*	J Touch Corp.	128,999	98
	Advanced International Multitech Co. Ltd.	90,000	98
	Forhouse Corp.	246,000	94
	Avermedia Technologies	192,290	94
	Silitech Technology Corp.	72,419	94
*	Genesis Photonics Inc.	155,283	91
*	Entire Technology Co. Ltd.	85,000	91
	Chinese Maritime Transport Ltd.	69,000	89
	Sheng Yu Steel Co. Ltd.	111,000	85
*	Mosel Vitelic Inc.	358,861	82
*	AGV Products Corp.	250,000	82
*	Eastern Media International Corp.	473,000	78
	Sunrex Technology Corp.	184,000	77
	Taiwan Navigation Co. Ltd.	80,178	74
	O-TA Precision Industry Co. Ltd.	106,000	74
	ENG Electric Co. Ltd.	88,799	74
*	Tyntek Corp.	290,003	71
	ITE Technology Inc.	76,418	65
	International Games System Co. Ltd.	32,213	63
	Chinese Gamer International Corp.	32,000	55
	ACES Electronic Co. Ltd.	49,000	36
*	Bright Led Electronics Corp.	51,000	22
			130,231
Thailand (1.2%)
^,*	True Corp. PCL	5,165,700	1,467
*	Minor International PCL	1,101,400	981
*	Jasmine International PCL	3,487,980	946
*	BTS Rail Mass Transit Growth Infrastructure Fund	2,649,776	821
*	BTS Group Holdings PCL	2,736,600	773
*	Robinson Department Store PCL	446,200	755
*	LPN Development PCL	1,053,002	738
*	Tisco Financial Group PCL	506,050	716
*	Siam Global House PCL	1,166,500	715
	BTS Group Holdings PCL	2,929,224	709
	Bumrungrad Hospital PCL (Foreign)	248,413	694
	Home Product Center PCL	1,663,083	631
	CPN Retail Growth Leasehold Property Fund	1,153,911	600
	Thanachart Capital PCL	535,920	591
	Minor International PCL (Foreign)	644,443	591
	Central Plaza Hotel PCL	464,500	585
	Sino Thai Engineering & Construction PCL	653,057	488
*	Hana Microelectronics PCL	660,900	484
*	Thaicom PCL	375,700	480
*	Bangkokland PCL	8,596,000	474
*	CalComp Electronics Thailand PCL	4,463,213	444
*	Pruksa Real Estate PCL	602,185	430
	Kiatnakin Bank PCL	312,800	421
	Pruksa Real Estate PCL	560,500	407
	Thai Tap Water Supply PCL	1,201,300	390
*	Bangkok Life Assurance PCL	164,100	333
	Bangkok Expressway PCL (Foreign)	278,700	324
*	Hemaraj Land and Development PCL	2,862,400	319
*	Bangchak Petroleum PCL	295,100	315
*	Dynasty Ceramic PCL	176,800	304
*	Home Product Center PCL	810,598	302
*	Thoresen Thai Agencies PCL	519,300	295
*	WHA Corp. PCL	235,200	291
	VGI Global Media PCL	700,000	281
*	Italian-Thai Development PCL	1,360,202	255
*	Major Cineplex Group PCL	389,300	239
*	Esso Thailand PCL	1,046,600	235

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

			Market
			Value
		Shares	($000)
	Thai Stanley Electric PCL	31,600	234
^	Thoresen Thai Agencies PCL	365,773	223
*	Amata Corp. PCL	405,300	222
	Bangkok Chain Hospital PCL	1,051,125	213
*	Sansiri PCL (Local)	2,806,100	201
*	Thai Vegetable Oil PCL	342,400	200
*	Bumrungrad Hospital PCL	70,390	196
^,*	Sri Trang Agro-Industry PCL	448,200	194
	Bangkok Life Assurance PCL	94,000	190
	Thai Reinsurance PCL	1,480,500	188
	Hana Microelectronics PCL (Foreign)	241,710	186
*	Univentures PCL	707,100	176
	Quality Houses PCL	1,828,934	175
*	TPI Polene PCL	418,700	173
*	Supalai PCL	285,300	162
	Maybank Kim Eng Securities Thailand PCL	197,500	144
^	Precious Shipping PCL	269,200	142
	Hemaraj Land and Development PCL	1,228,400	137
	Supalai PCL	231,500	131
	Samart Corp. PCL	341,500	131
*	Asian Property Development PCL (Foreign)	782,960	130
*	Quality Houses PCL	1,331,100	129
	Khon Kaen Sugar Industry PCL (Foreign)	291,200	122
	Tisco Financial Group PCL (Foreign)	81,950	117
*	Sahaviriya Steel Industries PCL	9,411,500	112
*	Khon Kaen Sugar Industry PCL	236,700	96
	Bumrungrad Hospital PCL	34,400	96
	Home Product Center PCL	242,200	90
	Bangkok Expressway PCL	63,300	74
*	Samart Corp. PCL	92,200	60
*	Khon Kaen Sugar Industry PCL	140,000	57
*	G J Steel PCL	27,117,250	53
*	Saha-Union PCL	40,000	49
*	Tata Steel Thailand PCL	1,725,500	47
*	Regional Container Lines PCL	204,800	43
*	BTS Group Holdings PCL	67,800	19
*	Bangkokland PCL Warrants Exp. 05/16/2018	1,210,774	15
*	Bangkokland PCL Warrants Exp. 12/30/2015	97,606	2
*	Thanachart Capital PCL	960	1
			24,754
Turkey (0.6%)
	Ulker Biskuvi Sanayi AS	149,240	1,138
	TAV Havalimanlari Holding AS	130,333	943
	Turkiye Sinai Kalkinma Bankasi AS	809,796	789
*	Pegasus Hava Tasimaciligi AS	36,433	689
*	Asya Katilim Bankasi AS	679,328	688
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,030,915	647
*	Petkim Petrokimya Holding AS	405,445	638
*	Gubre Fabrikalari TAS	71,827	600
*	Yapi Kredi Sigorta AS	48,187	454
*	Koza Anadolu Metal Madencilik Isletmeleri AS	181,119	393
	Dogus Otomotiv Servis ve Ticaret AS	80,260	384
	Yazicilar Holding AS Class A	34,613	383
	Turk Traktor ve Ziraat Makineleri AS	11,562	380
	Trakya Cam Sanayii AS	250,773	311
*	Zorlu Enerji Elektrik Uretim AS	453,475	299
	Aygaz AS	64,508	294
*	Sekerbank TAS	303,343	287
	Konya Cimento Sanayii AS	1,800	261
	Anadolu Cam Sanayii AS	210,549	256
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	99,042	251
	Tekfen Holding AS	102,370	246
	Aksigorta AS	175,747	245
*	Ihlas Holding AS	631,611	234

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Aksa Akrilik Kimya Sanayii	56,442	233
Cimsa Cimento Sanayi VE Tica	35,581	230
* Albaraka Turk Katilim Bankasi AS	229,944	205
* Migros Ticaret AS	22,804	203
Torunlar Gayrimenkul Yatirim Ortakligi AS	96,069	184
* Dogan Yayin Holding AS	527,028	182
Bizim Toptan Satis Magazalari AS	13,763	165
Akfen Holding AS	74,550	162
* Akenerji Elektrik Uretim AS	223,987	150
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	136
Alarko Holding AS	44,146	131
Is Gayrimenkul Yatirim Ortakligi AS	165,936	119
Turcas Petrol AS	74,081	116
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	74
* Hurriyet Gazetecilik AS	189,447	72
		13,172
United Arab Emirates (0.0%)
Dubai Investments PJSC	737,889	447
* Drake & Scull International	1,185,819	403
RAK Properties PJSC	800,000	156
		1,006
United Kingdom (17.5%)
Travis Perkins plc	251,998	7,494
Mondi plc	363,379	6,489
Persimmon plc	300,926	6,093
Taylor Wimpey plc	3,202,514	5,650
Ashtead Group plc	497,815	5,231
Barratt Developments plc	967,310	5,187
Berkeley Group Holdings plc	131,127	4,915
DS Smith plc	962,443	4,665
Inchcape plc	454,731	4,643
Spectris plc	117,560	4,353
St. James's Place plc	397,312	4,301
Rightmove plc	97,636	4,149
Pennon Group plc	374,330	4,088
Hiscox Ltd.	384,175	4,079
Capital & Counties Properties plc	704,104	3,916
Rotork plc	84,742	3,883
Provident Financial plc	150,973	3,819
Derwent London plc	95,037	3,815
Henderson Group plc	1,090,712	3,744
Direct Line Insurance Group plc	1,029,109	3,716
Spirax-Sarco Engineering plc	78,047	3,650
* Thomas Cook Group plc	1,526,208	3,513
Booker Group plc	1,441,040	3,471
IG Group Holdings plc	351,646	3,456
Amlin plc	497,931	3,402
Halma plc	363,448	3,192
Howden Joinery Group plc	597,457	3,090
Balfour Beatty plc	671,748	3,072
Great Portland Estates plc	331,431	3,041
Intermediate Capital Group plc	386,690	2,967
Bellway plc	122,322	2,946
* Ocado Group plc	421,156	2,931
Close Brothers Group plc	144,014	2,917
Premier Oil plc	522,951	2,910
Essentra plc	229,434	2,885
Greene King plc	214,690	2,841
Catlin Group Ltd.	344,848	2,833
* Dixons Retail plc	3,605,878	2,825
* Afren plc	1,087,467	2,749
Hays plc	1,345,006	2,684
* Ophir Energy plc	499,995	2,659
Berendsen plc	170,359	2,653

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
Stagecoach Group plc	463,032	2,613
UBM plc	238,558	2,611
Home Retail Group plc	817,912	2,610
* Aveva Group plc	61,937	2,566
* Sports Direct International plc	225,815	2,538
Hikma Pharmaceuticals plc	130,414	2,509
Victrex plc	93,235	2,464
BBA Aviation plc	453,304	2,457
Telecity Group plc	195,257	2,387
* BTG plc	353,492	2,379
Lancashire Holdings Ltd.	182,290	2,372
Shaftesbury plc	244,922	2,332
Phoenix Group Holdings	184,260	2,298
International Personal Finance plc	247,741	2,290
Britvic plc	226,014	2,263
Hunting plc	157,161	2,245
Michael Page International plc	283,123	2,198
TalkTalk Telecom Group plc	512,205	2,193
Firstgroup plc	1,181,081	2,184
Jupiter Fund Management plc	341,062	2,181
Ultra Electronics Holdings plc	68,637	2,128
Regus plc	646,036	2,120
Vesuvius plc	271,750	2,113
Carillion plc	430,357	2,097
QinetiQ Group plc	646,678	2,052
WS Atkins plc	103,709	2,052
Debenhams plc	1,257,205	2,051
Electrocomponents plc	427,154	2,042
SIG plc	603,273	1,991
* Genel Energy plc	129,769	1,978
Restaurant Group plc	210,546	1,943
Bodycote plc	182,043	1,919
Senior plc	391,148	1,867
Mitie Group plc	365,561	1,843
Beazley plc	502,467	1,842
Jardine Lloyd Thompson Group plc	113,586	1,820
National Express Group plc	433,459	1,814
Cable & Wireless Communications plc	2,408,162	1,807
PZ Cussons plc	284,830	1,797
Elementis plc	432,527	1,795
Galliford Try plc	96,420	1,775
Playtech plc	147,050	1,733
AZ Electronic Materials SA	374,065	1,718
* Micro Focus International plc	129,021	1,691
WH Smith plc	111,650	1,611
Soco International plc	247,086	1,576
* SVG Capital plc	243,570	1,558
Bovis Homes Group plc	123,745	1,557
Paragon Group of Cos. plc	285,749	1,550
Kier Group plc	52,101	1,509
* EnQuest plc	698,085	1,492
Pace plc	302,759	1,479
Domino Printing Sciences plc	133,243	1,476
* Mitchells & Butlers plc	225,533	1,449
Betfair Group plc	89,796	1,448
^ APR Energy plc	75,635	1,403
Marston's plc	574,879	1,400
Bwin.Party Digital Entertainment plc	696,551	1,369
CSR plc	154,932	1,365
Millennium & Copthorne Hotels plc	148,145	1,354
De La Rue plc	98,643	1,352
Halfords Group plc	194,570	1,318
Domino's Pizza Group plc	140,098	1,314
Premier Farnell plc	362,269	1,309

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

		Market
		Value
	Shares	($000)
* Dignity plc	58,409	1,306
Morgan Advanced Materials plc	265,178	1,294
Dunelm Group plc	90,768	1,289
Genus plc	60,267	1,274
Carphone Warehouse Group plc	301,533	1,260
Telecom Plus plc	50,415	1,246
Savills plc	118,201	1,231
N Brown Group plc	146,158	1,228
Londonmetric Property plc	593,227	1,225
Grainger plc	390,487	1,219
Fidessa Group plc	37,272	1,208
RPC Group plc	147,542	1,207
ST Modwen Properties plc	212,092	1,198
Alent plc	214,001	1,189
Fenner plc	184,536	1,182
* Enterprise Inns plc	486,243	1,181
Homeserve plc	310,276	1,166
Redrow plc	273,839	1,163
Keller Group plc	68,548	1,155
ITE Group plc	220,910	1,142
Brewin Dolphin Holdings plc	249,309	1,137
Interserve plc	115,310	1,137
Dairy Crest Group plc	131,947	1,136
Diploma plc	101,205	1,124
Dechra Pharmaceuticals plc	100,656	1,115
Spirent Communications plc	627,153	1,111
Tullett Prebon plc	215,528	1,098
Go-Ahead Group plc	40,298	1,086
Rathbone Brothers plc	41,410	1,083
UDG Healthcare plc	216,238	1,080
Oxford Instruments plc	50,804	1,059
Big Yellow Group plc	139,229	1,043
Synthomer plc	261,631	1,020
Unite Group plc	159,399	1,013
RPS Group plc	215,775	1,006
* Crest Nicholson Holdings plc	156,552	970
JD Wetherspoon plc	85,430	966
F&C Commercial Property Trust Ltd.	511,687	963
Cineworld Group plc	161,638	961
Laird plc	238,851	955
Hansteen Holdings plc	574,369	952
* Countrywide plc	104,882	938
Greencore Group plc	314,172	906
Renishaw plc	34,647	901
* Imagination Technologies Group plc	198,486	884
Cranswick plc	51,033	877
Synergy Health plc	52,755	876
* Perform Group plc	96,694	865
* Colt Group SA	428,853	847
Workspace Group plc	107,945	846
Moneysupermarket.com Group plc	338,460	831
esure Group plc	225,884	823
Devro plc	161,439	820
* Kenmare Resources plc	2,425,940	788
Speedy Hire plc	734,609	767
Greggs plc	100,661	742
* Centamin plc	911,619	734
Kcom Group plc	440,900	709
Darty plc	507,876	669
^ Stobart Group Ltd.	293,444	668
Spirit Pub Co. plc	567,442	666
Chemring Group plc	184,011	642
Computacenter plc	66,352	629
Mucklow A & J Group plc	82,396	628

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

					Market
					Value
				Shares	($000)
	F&C Asset Management plc			372,507	606
	Shanks Group plc			354,532	600
	Sthree plc			103,507	595
*	Heritage Oil plc			199,484	593
*	Petra Diamonds Ltd.			327,607	585
	Hochschild Mining plc			217,126	576
*	SuperGroup plc			30,203	568
*	Aquarius Platinum Ltd.			801,105	553
	Smiths News plc			162,879	549
	Euromoney Institutional Investor plc			31,785	548
	Schroder REIT Ltd.			676,236	525
	Cape plc			112,690	498
	Chesnara plc			104,111	488
	Morgan Sindall Group plc			38,158	486
*	Premier Foods plc			199,847	483
*	Lamprell plc			174,304	458
*	Mothercare plc			73,260	449
	Xchanging plc			216,626	440
	UK Commercial Property Trust Ltd.			315,379	381
	Helical Bar plc			79,161	381
*	Salamander Energy plc			219,336	378
*	Gem Diamonds Ltd.			141,777	362
	Development Securities plc			94,404	354
	888 Holdings plc			124,984	318
	SDL plc			73,436	297
	Anglo Pacific Group plc			74,188	264
*	Bumi plc			81,487	254
	Petropavlovsk plc			180,582	232
	Daejan Holdings plc			3,334	222
	Picton Property Income Ltd.			210,306	180
^,*	New World Resources plc			78,873	113
^,*	Talvivaara Mining Co. plc			1,128,309	112

					361,366

Total Common Stocks (Cost $1,759,691)					2,057,472

		Coupon

Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
2,3	Vanguard Market Liquidity Fund	0.120%		70,601,560	70,602

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.060%	3/19/14	100	100
4	Freddie Mac Discount Notes	0.095%	11/18/13	400	400

					500

Total Temporary Cash Investments (Cost $71,102)					71,102

Total Investments (103.4%) (Cost $1,830,793)					2,128,574
Other Assets and Liabilities—Net (-3.4%)[3]					(69,642)
Net Assets (100%)					2,058,932

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $64,796,000.
* Non-income-producing security.
† “Other” represents securities that are not classified by fund’s benchmark index.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $973,000.

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2013

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $69,574,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

© 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA7700_122013

pwc

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") as of October 31, 2013 and for the year then ended and have issued our unqualified report thereon dated December 16, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of October 31, 2013 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on the schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

December 16, 2013

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2013

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.